File No. 333-161671

        As filed with the Securities and Exchange Commission on October 14, 2009

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                        [X] Pre-Effective Amendment No. 1
                     [ ] Post-Effective Amendment No. _____

                                 ALLEGIANT FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        Registrant's Telephone Number, including Area Code 1-800-622-3863

                                   ----------

                             AUDREY C. TALLEY, ESQ.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    Copy to:
                                  Kathleen Barr
                            PNC Capital Advisors, LLC
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

                                   ----------

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement under the Securities Act of 1933

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay the effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement


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

shall become effective on such date as the Commission, acting pursuant to such
Section 8(a), may determine.

No filing fee is required because an indefinite number of shares of beneficial interest of the Registrant have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.


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

                                 PNC FUNDS, INC.

                         PNC Capital Opportunities Fund
                        PNC Government Money Market Fund
                          PNC International Equity Fund
                         PNC Limited Maturity Bond Fund
                        PNC Maryland Tax-Exempt Bond Fund
                        PNC National Tax-Exempt Bond Fund
                           PNC Prime Money Market Fund
                    PNC Tax-Exempt Limited Maturity Bond Fund
                        PNC Tax-Exempt Money Market Fund
                           PNC Total Return Bond Fund

                                TWO HOPKINS PLAZA
                            BALTIMORE, MARYLAND 21201

October 19, 2009

Dear Shareholders:

On behalf of the Board of Directors of PNC Funds, Inc. (the "Company"), we are pleased to invite you to a special meeting of shareholders of the PNC funds named above (each, a "PNC Fund," and collectively, the "PNC Funds") to be held on December 15, 2009 at 10:00 a.m. Eastern time, Two Hopkins Plaza, 2nd Floor, Baltimore, Maryland 21201 (the "Special Meeting"). Enclosed with this letter is a combined proxy statement/prospectus (the "Proxy Statement"), proxy card and related information to use when casting your votes. At the Special Meeting you will be asked to approve a proposed Agreement and Plan of Reorganization, dated as of August 13, 2009 (the "Reorganization Agreement"), by and between the Company and the Allegiant Funds, which provides for the transfer of all of the assets and liabilities of the PNC Funds in exchange for shares of a corresponding series of the Allegiant Funds (each, an "Allegiant Fund," and collectively, the "Allegiant Funds")(together, the "Reorganizations"). Shareholders of the PNC Funds will also be asked to approve new investment advisory agreements.

BACKGROUND

National City Corporation was acquired by The PNC Financial Services Group, Inc. ("PNC") on December 31, 2008. As a result of the acquisition, Allegiant Asset Management Company ("Allegiant"), the investment adviser to the Allegiant Funds, became an indirect wholly-owned subsidiary of PNC. PNC Capital Advisors, Inc. ("PNC Capital"), the investment adviser to the Company, is also an indirect, wholly-owned subsidiary of PNC. PNC has decided to consolidate its mutual fund and investment advisory operations.


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On September 29, 2009, PNC Capital and Allegiant, merged to form PNC Capital
Advisors, LLC, (the "Adviser"). Effective that date, the Adviser began serving as investment adviser to the Selling Funds and the Acquiring Funds.

PNC FUND'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATION AGREEMENT AND THE NEW INVESTMENT ADVISORY AGREEMENTS.

THE SAME OR SIMILAR OBJECTIVES AND POLICIES

Eight of the PNC Funds are proposed to be reorganized into existing Allegiant Funds, each of which has investment policies and objectives that are, in general, similar to those of the corresponding PNC Fund. Two of the PNC Funds are proposed to be reorganized into newly organized shell Allegiant Funds that have been specifically created for the purpose of the Reorganizations. Each of these newly organized shell Allegiant Funds will continue the investment policies and objectives of the PNC Fund being reorganized into it.

SAME VALUES OF SHARES

The Allegiant Funds shares you receive in the Reorganizations will have the same total dollar value as the total dollar value of the shares you held immediately prior to the Reorganization. THE EXCHANGE OF EACH PNC FUND'S SHARES FOR ALLEGIANT FUND SHARES WILL BE TAX-FREE UNDER FEDERAL TAX LAWS, AND NO FRONT-END, DEFERRED SALES LOAD OR REDEMPTION FEE WILL BE CHARGED AS A RESULT OF THE EXCHANGE.

REASONS FOR THE REORGANIZATIONS

The proposed Reorganizations and new investment advisory agreements are expected to offer PNC Fund shareholders, among other things:

(i) The opportunity to become part of a larger and more diverse family of more than 29 mutual funds. PNC Fund shareholders will be able to exchange their shares among those funds;

(ii) The opportunity to invest in larger funds with relatively attractive performance records and expense ratios that can use their increased asset size to offer the benefits of economies of scale and spread relatively fixed costs, such as legal fees, over a larger asset base; and

(iii) The opportunity to invest in a family of funds managed by an investment adviser that has extensive investment management experience, expertise and resources.

To see how the Reorganization will affect your PNC Fund, carefully review the enclosed materials where you will find information on the relative performance, expenses, investment policies and services relating to the corresponding Allegiant Funds.

Shareholders should carefully consider both the similarities and differences between the PNC Funds and the Allegiant Funds. These similarities and differences, as well as other important information concerning the proposed Reorganizations, are described in detail in the Proxy Statement, which you are encouraged to review. If you have any additional questions, please call your investment professional or PNC Funds toll free at 1-800-551-2145 or visit the website at www.pncmutualfunds.com.

NEW INVESTMENT ADVISORY AGREEMENTS

On September 29, 2009, PNC Capital, the investment adviser to the Company, merged with Allegiant, its affiliate, to form the Adviser. Allegiant became an affiliate of PNC Capital when


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

PNC acquired National City Corporation on December 31, 2008. PNC subsequently determined to consolidate the institutional and mutual fund investment advisory operations of Allegiant with PNC Capital to form the Adviser. As a result of this business combination, it is necessary for the shareholders to approve new advisory agreements in order for the Adviser to continue to serve as investment adviser to the PNC Funds.

We encourage you to vote in favor of the Reorganizations and ask that you please promptly return your completed proxy ballot to help save the cost of additional solicitations. As always, we know you have many investment options and we thank you for your confidence and support.

Sincerely,


/s/ Kevin A. McCreadie
-------------------------------------
Kevin A. McCreadie
President
PNC Funds, Inc.


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

                                 PNC FUNDS, INC.

QUESTIONS AND ANSWERS TO HELP YOU UNDERSTAND AND VOTE ON THE REORGANIZATIONS

The following questions and answers provide an overview of the proposals to (i) reorganize your portfolio of the PNC Funds, Inc. (the "Company")(each, a "PNC Fund," and collectively, the "PNC Funds") into a corresponding portfolio of Allegiant Funds (each, an "Allegiant Fund," and collectively, the "Allegiant Funds") and (ii) to approve a new investment advisory agreement with PNC Capital Advisors, LLC. Please read the attached combined proxy statement/prospectus (the "Proxy Statement") for more details concerning the information presented in this Q&A. If you have any additional questions, please call your investment professional or PNC Funds toll free at 1-800-551-5145 or visit the website at www.pncmutualfunds.com.

WHY ARE THE PNC FUNDS HAVING THE SPECIAL MEETING?

The Board of Directors of the Company (the "PNC Fund Board") is seeking your approval of a proposal pertaining to the reorganizations of eleven equity, fixed income and money market funds of PNC Funds with and into eleven corresponding Allegiant Funds. The PNC Fund Board is recommending that you approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") that provides for the transfer of all of the assets and liabilities of the PNC Funds in exchange for shares of a corresponding series of the Allegiant Funds (collectively, the "Reorganizations"). The shares of the Allegiant Funds will be distributed to respective shareholders of each PNC Fund. The exchange of shares will take place on the basis of the relative net asset values per share of the respective classes of the eleven Allegiant Funds.

The Company also is seeking your approval for a new investment advisory agreement with PNC Capital Advisors, LLC (the "Adviser"), as a result of the merger of the Company's predecessor adviser, PNC Capital Advisors, Inc., with its affiliate, Allegiant Asset Management Company, to form the Adviser. The PNC Fund Board is recommending that you approve the new investment advisory agreement with the Adviser.

Shareholders of each PNC Fund will vote separately to approve the Reorganizations and the new investment advisory agreement.

WHY ARE THE REORGANIZATIONS BEING RECOMMENDED?

The PNC Fund Board has determined that the reorganization of each of the PNC Funds into its corresponding Allegiant Fund is in the best interests of the shareholders of each such fund. Among the benefits for the PNC Funds' shareholders considered by the PNC Fund Board are the following:

For all of the PNC Funds, it is anticipated that the Reorganizations should realize economies of scale that may result in lower overall expense ratios over time and greater portfolio management efficiencies. With the exception of the Reorganizations of the PNC Maryland Tax-Exempt Bond Fund and PNC Tax-Exempt Limited Maturity Bond Fund, which will be reorganized into newly created "shell funds" of the Allegiant Funds, fixed costs of each portfolio will be spread over a larger, combined shareholder base. Upon consummation of the merger,


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the Selling Funds' shareholders will become shareholders of the Acquiring Funds which are anticipated to have expense ratios lower than or equal to (before and after voluntary waivers) the expense ratios of the corresponding Selling Funds, other than the Allegiant Intermediate Tax Exempt Bond Fund which is anticipated to have higher expense ratios (before voluntary waivers) but the same expense ratio as the PNC National Tax-Exempt Bond Fund (after voluntary waivers). Voluntary waivers may be discontinued at any time.

The Reorganizations will allow PNC Funds to exist within a larger fund family-Allegiant Funds. A larger fund group generally offers a broader array of products and an expanded range of investment options and exchange opportunities for you as a shareholder.

HOW WILL THE NUMBER OF SHARES OF THE ALLEGIANT FUND THAT I RECEIVE BE
DETERMINED?

Shareholders of the PNC Funds will receive full and fractional shares of the corresponding Allegiant Fund equal in value to the shares of the PNC Fund that they owned on the closing date of the Reorganizations.

The Reorganizations will not result in a dilution of any shareholder's interest. The total dollar value of your shares in the PNC Funds will remain the same, although the number of shares you own after your PNC Fund's Reorganization may change.

WHO WILL PAY FOR THESE REORGANIZATIONS?

The expenses of the Reorganizations, including legal expenses, printing, packaging and postage, plus the costs of any supplementary solicitation, will be borne by The PNC Financial Services Group, Inc.

IF THE FUNDS MERGE, WILL THERE BE ANY TAX OR OTHER CONSEQUENCES FOR ME?

Shareholders of the PNC Funds are not expected to recognize gain or loss for federal income tax purposes on the exchange of their shares for the shares of the Allegiant Funds in the Reorganizations. The cost basis and holding period of the PNC Funds' shares are expected to carry over to your new shares in the Allegiant Funds.

In connection with the Reorganizations, a portion of the portfolio holdings of the Selling Funds may be sold before or after the Closing Date. Gains recognized as a result of those sales may cause an increase in taxable distributions to Shareholders to the extent, if any, that those gains exceed available loss carryforwards. Based on tax attributes as of October 1, 2009, it does not appear that any Selling Fund would need to make such a distribution. Nonetheless, it is possible that one or more Selling Funds might have to make such distributions if market conditions change.

You should consult your own tax advisor regarding other federal, state or local tax consequences of the Reorganizations.


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WHAT CLASS OF SHARES OF THE ALLEGIANT FUNDS WILL I RECEIVE AFTER THE
REORGANIZATIONS?

The following table shows the class of Allegiant Fund shares that shareholders of the corresponding PNC Fund will receive as part of the Reorganizations.

                 PNC FUNDS                                            ALLEGIANT FUNDS
-------------------------------------------          --------------------------------------------------
PNC CAPITAL OPPORTUNITIES FUND                INTO   ALLEGIANT SMALL CAP CORE FUND(1)
   A Shares                                             A Shares
   C Shares                                             C Shares
   Institutional Shares                                 I Shares

PNC GOVERNMENT MONEY MARKET FUND              INTO   ALLEGIANT GOVERNMENT MONEY MARKET FUND(1)
   A Shares                                             A Shares
   C Shares                                             A Shares
   Institutional Shares                                 I Shares

PNC INTERNATIONAL EQUITY FUND                 INTO   ALLEGIANT INTERNATIONAL EQUITY FUND(1)
   A Shares                                             A Shares
   C Shares                                             C Shares
   Institutional Shares                                 I Shares

PNC LIMITED MATURITY BOND FUND                INTO   ALLEGIANT LIMITED MATURITY BOND FUND(1)
   A Shares                                             A Shares
   C Shares                                             C Shares
   Institutional Shares                                 I Shares

PNC MARYLAND TAX-EXEMPT BOND FUND             INTO   ALLEGIANT MARYLAND TAX EXEMPT BOND FUND(3)
   A Shares                                             A Shares
   C Shares                                             C Shares
   Institutional Shares                                 I Shares

PNC NATIONAL TAX-EXEMPT BOND FUND(2)          INTO   ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
   A Shares                                             A Shares
   C Shares                                             C Shares
   Institutional Shares                                 I Shares

PNC PRIME MONEY MARKET FUND                   INTO   ALLEGIANT MONEY MARKET FUND(1)
   A Shares                                             A Shares
   C Shares                                             A Shares
   Institutional Shares                                 I Shares

PNC TAX-EXEMPT LIMITED MATURITY BOND FUND     INTO   ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND(3)
   A Shares                                             A Shares
   C Shares                                             C Shares
   Institutional Shares                                 I Shares

PNC TAX-EXEMPT MONEY MARKET FUND              INTO   ALLEGIANT TAX EXEMPT MONEY MARKET FUND(1)
   A Shares                                             A Shares
   C Shares                                             A Shares
   Institutional Shares                                 I Shares


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

                 PNC FUNDS                                            ALLEGIANT FUNDS
-------------------------------------------          --------------------------------------------------
PNC TOTAL RETURN BOND FUND(2)                 INTO   ALLEGIANT TOTAL RETURN ADVANTAGE FUND
   A Shares                                             A Shares
   C Shares                                             C Shares
   Institutional Shares                                 I Shares

----------
(1) The Allegiant Fund will be the financial accounting survivor if the Reorganization is approved.

(2) The PNC Fund will be the financial accounting survivor if the Reorganization is approved.

(3)  The Allegiant Fund is a newly registered "shell fund" of Allegiant.

AFTER MY PNC FUND'S REORGANIZATION, WILL I BE ABLE TO TRANSFER MY INVESTMENT INTO OTHER FUNDS OF ALLEGIANT FUNDS?

After the Reorganizations, shareholders of the PNC Funds will be able to exchange the class of shares they receive of the Allegiant Funds for the same class of shares of any other Allegiant Fund.

WHAT HAPPENS IF SHAREHOLDERS OF A PNC FUND DO NOT APPROVE THE REORGANIZATION
PLAN?

In that event, the PNC Fund will not participate in the Reorganizations and the PNC Fund Board will consider what alternatives reasonably would be available at that point, including the termination of such PNC Fund. You should note that the approval of the Reorganization Agreement by shareholders of a PNC Fund is not dependent upon the approval of the Reorganization Agreement by shareholders of any other PNC Fund. For example, if the Reorganization Agreement is approved by shareholders of the PNC Prime Money Market Fund, but not by shareholders of the PNC Government Money Market Fund, the Reorganization for the PNC Prime Money Market Fund would proceed nonetheless.

WHAT WILL HAPPEN IF SHAREHOLDERS DO NOT APPROVE THE NEW ADVISORY AGREEMENT?

In that event, then your PNC Fund's current interim advisory agreement will terminate and the PNC Fund Board will consider other alternatives and will make such arrangements for the management of that PNC Fund's investments as it deems appropriate and in the best interests of the PNC Fund, including selecting another investment adviser.

WILL MY VOTE MAKE A DIFFERENCE?

Yes. The approval of each Reorganization Agreement and Reorganization requires the affirmative vote of a majority of all votes attributable to the voting securities of each PNC Fund, voting separately by each PNC Fund, defined as the lesser of (i) a majority of the votes attributable to the outstanding shares of the PNC Fund, or (ii) 67% or more of the votes attributable to the shares represented at a meeting of shareholders at which the holders of more than 50% of the votes attributable to the outstanding shares are represented. Therefore, every vote is important to ensure that the shareholder meeting has a quorum to conduct business and the appropriate amount of shares to approve the proposals. Allegiant Funds' Declaration of


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Trust does not require shareholders of the Allegiant Funds to approve the
Reorganizations, and shareholders of the Allegiant Funds will not vote on the proposal.

However, Allegiant Funds' shareholders are simultaneously receiving a separate proxy statement that includes proposals to approve (1) the election of Trustees of the Allegiant Funds' Board of Trustees and (2) a new investment advisory agreement with PNC Capital. A condition of the Reorganizations is the combination of the Allegiant Funds' and PNC Funds' boards. If approved by Allegiant Funds' shareholders, the Board of Allegiant Funds would consist of five of Allegiant Funds' current trustees and three former PNC Funds' trustees. It is anticipated that the current Chairman of each of the Allegiant Funds' and PNC Funds' boards will serve as Co-Chairmen of the Allegiant Funds' Board after the Reorganization if elected by Allegiant Funds' shareholders. If Allegiant Fund shareholders approve the new investment advisory agreement with PNC Capital, PNC Capital will be the Adviser to the Allegiant Funds. As a result, if PNC Fund shareholders approve the Reorganization, PNC Capital will be the Adviser when the Reorganization closes, regardless if PNC Fund shareholders approve the new PNC Funds investment advisory agreement with PNC Capital.

HOW DO I VOTE?

You can authorize a proxy to vote your shares by completing and signing the enclosed proxy card, and promptly returning it in the enclosed postage-paid envelope. Please refer to the proxy card for information about other convenient options that may be available to you, if you do not plan to attend the meeting, such as touch-tone telephone and Internet voting. If you need any assistance, or have any questions regarding the proxy or how to vote your shares, please call PNC Funds at 1-800-551-2145 or visit the website at www.pncmutualfunds.com.

WHEN WILL THE SHAREHOLDER MEETING TAKE PLACE?

The shareholder meeting will be held on December 15, 2009, at the offices of the Adviser at Two Hopkins Plaza, 2nd Floor, Baltimore, Maryland 21201.

WHAT WILL HAPPEN IF THERE ARE NOT ENOUGH VOTES TO REACH A QUORUM BY THE DATE OF THE SCHEDULED SHAREHOLDER MEETING?

In order to reach a sufficient number of shareholders present at the Meeting or represented by proxy to establish a quorum, representatives of the PNC Funds or a third party proxy solicitor may contact you by mail or telephone. Please vote as soon as practicable after you review the enclosed proxy materials to avoid additional communications that will result in additional costs. If there are not sufficient votes to approve the Reorganizations by the time of the shareholder meeting on December 15, 2009, the meeting may be adjourned to permit further solicitation of proxy votes.

If shareholders of a PNC Fund do not approve the Reorganization, the Reorganization for that Fund will not take place. The PNC Fund Board will then consider what other, if any, alternative action to take.

WHAT DOES THE PNC FUND BOARD RECOMMEND?

The PNC Fund Board unanimously approved the proposal and believes you should vote in favor of the Reorganizations and the new advisory agreement.


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                                 PNC FUNDS, INC.

                         PNC CAPITAL OPPORTUNITIES FUND
                        PNC GOVERNMENT MONEY MARKET FUND
                          PNC INTERNATIONAL EQUITY FUND
                         PNC LIMITED MATURITY BOND FUND
                       PNC MARYLAND TAX-EXEMPT BOND FUND
                        PNC NATIONAL TAX-EXEMPT BOND FUND
                           PNC PRIME MONEY MARKET FUND
                    PNC TAX-EXEMPT LIMITED MATURITY BOND FUND
                        PNC TAX-EXEMPT MONEY MARKET FUND
                           PNC TOTAL RETURN BOND FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON DECEMBER 15, 2009

To the Shareholders of PNC Funds, Inc.:

NOTICE IS HEREBY GIVEN THAT a Special Meeting of Shareholders of the investment portfolios named above (each, a "Selling Fund" or "PNC Fund," and collectively, the "Selling Funds" or "PNC Funds"), each a series of PNC Funds, Inc., a Maryland corporation, (the "Company") will be held at the offices of the Company, Two Hopkins Plaza, 2nd Floor, Baltimore, Maryland 21201, on December 15, 2009 at 10:00 a.m. (Eastern time), for the following purposes:

Proposal 1. A proposal to approve an Agreement and Plan of Reorganization by and between PNC Funds and the Allegiant Funds that provides for and contemplates:
(1) the transfer of all of the assets and liabilities of each PNC Fund to a corresponding investment portfolio of an Allegiant Fund (each, an "Acquiring Fund" or "Allegiant Fund," and collectively, the "Acquiring Funds" or "Allegiant Funds") in exchange for shares of the designated classes of the corresponding Allegiant Fund of equal value; and (2) the distribution of shares of designated classes of the corresponding Allegiant Fund of equal value to the shareholders of each PNC Fund in liquidation of each PNC Fund (each a "Reorganization" and together, the "Reorganizations").

Upon completion of the transactions contemplated by the Reorganization Agreement, the PNC Funds will be liquidated and the Company will be deregistered as an investment company under the Investment Company Act of 1940, as amended.

Proposal 2. A proposal for each PNC Fund to approve a new advisory agreement by and between the Company, on behalf of the PNC Funds, and PNC Capital Advisors, LLC.

Shareholders of record of the PNC Funds as of the close of business on October 5, 2009 are entitled to notice of, and to vote at, the meeting or any adjournment thereof. A Reorganization will occur with respect to a PNC Fund only if that PNC Fund's shareholders approve the proposal. However, the failure of one PNC Fund to approve a Reorganization will not affect the


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consummation of the Reorganizations with respect to the other PNC Funds whose shareholders have approved the proposal.

SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE BOARD OF DIRECTORS OF THE COMPANY. YOU MAY EXECUTE THE PROXY CARD USING THE METHODS DESCRIBED IN THE PROXY CARD. EXECUTING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PLEASE REFER TO YOUR INDIVIDUAL PROXY CARD FOR INFORMATION ABOUT OTHER CONVENIENT VOTING OPTIONS THAT MAY BE AVAILABLE TO YOU, SUCH AS TOUCH-TONE TELEPHONE AND INTERNET VOTING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

By Order of the Board of Directors of the Company


/s/ Kevin A. McCreadie
-------------------------------------
Kevin A. McCreadie
President
PNC Funds, Inc.

October 19, 2009


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                     COMBINED PROXY STATEMENT AND PROSPECTUS

                             DATED OCTOBER 19, 2009

                                 PNC FUNDS, INC.
                               TWO HOPKINS PLAZA
                           BALTIMORE, MARYLAND 21201
                                 1-800-551-2145

                                 ALLEGIANT FUNDS
                                 760 MOORE ROAD
                      KING OF PRUSSIA, PENNSYLVANIA 19406
                              1-800-622-FUND (3863)

This combined proxy statement/prospectus ("Proxy Statement") is a proxy statement for each Selling Fund (as defined below) and a prospectus for each Acquiring Fund (as defined below). The Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Directors of PNC Funds, Inc., a Maryland corporation, (the "Company") in connection with the Special Meeting of Shareholders (the "Meeting") of PNC Capital Opportunities Fund, PNC Government Money Market Fund, PNC International Equity Fund, PNC Limited Maturity Bond Fund, PNC Maryland Tax-Exempt Bond Fund, PNC National Tax-Exempt Bond Fund, PNC Prime Money Market Fund, PNC Tax-Exempt Limited Maturity Bond Fund, PNC Tax-Exempt Money Market Fund and PNC Total Return Bond Fund (each a "PNC Fund" or "Selling Fund," and collectively, the "PNC Funds" or "Selling Funds"), to be held on December 15, 2009 at 10:00 a.m. (Eastern time), at the offices of the PNC Capital Advisors, LLC, Two Hopkins Plaza, 2nd Floor, Baltimore, Maryland 21201.

At the Meeting, shareholders will be asked:

     - To approve a proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") by and between the Company, on behalf of the PNC Funds, and the Allegiant Funds ("Allegiant"), on behalf of the Allegiant Funds (each, an "Allegiant Fund" or "Acquiring Fund," and collectively, the "Allegiant Funds" or "Acquiring Funds") that provides for and contemplates: (1) the transfer of all of the assets and liabilities of each PNC Fund to a corresponding Allegiant Fund in exchange for shares of the designated classes of the corresponding Allegiant Fund of equal value; and (2) the distribution of shares of designated classes of the corresponding Allegiant Fund of equal value to the shareholders of each PNC Fund in liquidation of each PNC Fund (each a "Reorganization" and together, the "Reorganizations").

     - Upon completion of the transactions contemplated by the Reorganization Agreement, the PNC Funds will be liquidated and the Company will be deregistered as an investment company under the Investment Company Act of 1940, as amended.

     - To approve proposed new investment advisory agreement by and between the Company, on behalf of the PNC Funds, and PNC Capital Advisors, LLC.

The Reorganization Agreement, which is attached as Appendix A, provides for the transfer of assets and liabilities of each PNC Fund to a corresponding Allegiant Fund in exchange for Class


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

A, C or I Shares of the corresponding Allegiant Fund of equal value. The Company and Allegiant are both registered open-end management investment companies ("mutual funds") and the shares of the PNC Funds and the Allegiant Funds are registered under the Securities Act of 1933, as amended (the "Securities Act"). As a result of the Reorganizations, shareholders of the PNC Funds will become shareholders of the Allegiant Funds. The Allegiant Declaration of Trust does not require shareholders of the Allegiant Funds to approve the Reorganizations.

This Proxy Statement sets forth concisely the information that a shareholder of a PNC Fund should know before voting on the PNC Fund's Reorganization. Please read this Proxy Statement and keep it for future reference.

A Statement of Additional Information dated October 19, 2009, relating to this Proxy Statement and the Reorganizations and including certain financial information about the PNC Funds and the Allegiant Funds has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in its entirety into this Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by writing to Allegiant Funds at 760 Moore Road, King of Prussia, Pennsylvania 19406, or by calling toll-free 1-800 622-FUND (3863). To obtain more information about the Allegiant Funds, visit www.allegiantfunds.com.

The Reorganization Agreement provides that each PNC Fund will transfer all of its assets and liabilities to the corresponding Allegiant Fund, in exchange for shares of the Allegiant Fund, in an amount equal in value to the aggregate net assets of the respective PNC Fund. The Reorganizations are expected to be completed at the close of business on January 29, 2010, except for the Reorganizations with respect to the PNC Maryland Tax-Exempt Bond Fund and PNC Tax-Exempt Limited Maturity Bond Fund, which are expected to be completed at the close of business on February 5, 2010, or such other time as the Board of Directors of the Company (the "PNC Fund Board") may determine (the "Closing Dates"). The shareholders of the PNC Maryland Tax-Exempt Bond Fund and PNC Tax-Exempt Limited Maturity Bond Fund will not be able to exchange their shares into Allegiant Funds until after the Closing Date for the other PNC Funds.

As soon as is practicable after the Closing Dates, each PNC Fund will distribute pro rata to its shareholders of record the Allegiant Fund's shares received, so that a holder of shares in each PNC Fund determined as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing Date (the "Valuation Dates") will, in redemption of such shareholder's shares in the applicable PNC Fund, receive a number of shares of the Allegiant Fund with the same aggregate investment value as the shareholder had in the PNC Funds on the Valuation Date (the "Effective Times"). At the relevant Effective Time, shareholders of the PNC Funds will become shareholders of the Allegiant Funds. The PNC Funds will then be liquidated and the Company will be deregistered as an investment company under the Investment Company Act of 1940, as amended.

The following documents contain more detailed information concerning the investment goals, policies, risks and restrictions of the Allegiant Funds and are incorporated by reference into this Proxy Statement:

     - Prospectuses dated October 1, 2009 for A, C and I Shares of the Allegiant Money Market, Equity and Bond Funds.

     - Prospectuses dated October 1, 2009, for A, C and I Shares of the Allegiant Maryland Tax Exempt Bond Fund and Allegiant Tax Exempt Limited Maturity Bond Fund ("Shell Portfolios").

     - Statement of Additional Information dated October 1, 2009 for the Allegiant Money Market Funds, Allegiant Equity Funds, Allegiant Fixed Income Funds and Allegiant Tax Exempt Bond Funds.

     - Statement of Additional Information dated October 1, 2009, for the Shell Portfolios.

The following documents contain more detailed information concerning the investment goals, policies, risks and restrictions of the Company and are incorporated by reference into this Proxy Statement:

     - Prospectuses dated September 30, 2009, as supplemented, for A, C and Institutional Shares of the PNC Money Market, Equity and Bond Funds.

     - Statement of Additional Information dated September 30, 2009, as supplemented, for the PNC Money Market, Equity and Bond Funds.

You may also obtain these documents by accessing the Internet Site for Allegiant Funds at www.allegiantfunds.com or the Internet Site for the Company at www.pncmutualfunds.com, respectively. In addition, these documents, as well as proxy materials and other reports, may be obtained from the EDGAR database on the SEC's Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at: publicinfo@sec.gov.

In addition, copies of the current prospectus for the designated share class of the Allegiant Funds accompany this Proxy Statement along with the applicable Allegiant Annual Shareholder Report for the fiscal year ended May 31, 2009.

This Proxy Statement is expected to be mailed to shareholders on or about October 19, 2009.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            ************************

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

AN INVESTMENT IN A PNC FUND OR IN AN ALLEGIANT FUND IS NOT A DEPOSIT OF PNC BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

MONEY MARKET FUNDS SEEK TO MAINTAIN A NET ASSET VALUE OF $1.00 PER SHARE. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

PNC CAPITAL ADVISORS, LLC SERVES AS INVESTMENT ADVISER AND CO-ADMINISTRATOR TO ALLEGIANT FUNDS, FOR WHICH IT RECEIVES AN INVESTMENT ADVISORY FEE AND A CO-ADMINISTRATION FEE. ALLEGIANT FUNDS ARE DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC ("PFD"), 760 MOORE ROAD, KING OF PRUSSIA, PA 19406. PFD IS NOT AFFILIATED WITH PNC CAPITAL ADVISORS, LLC OR ITS AFFILIATES.

                                TABLE OF CONTENTS

Proposal 1
   Synopsis
      The Reorganization
      PNC Funds, Inc. and Allegiant Funds
      Comparison of Investment Objectives, Principal Investment
         Strategies, Principal Risks, Fees and Expenses and Performance
         Comparisons
         PNC Capital Opportunities Fund/Allegiant Small Cap Core Fund
         PNC Government Money Market Fund/Allegiant Government Money
            Market Fund
         PNC International Equity Fund/Allegiant International Equity Fund
         PNC Limited Maturity Bond Fund/Allegiant Limited Maturity Bond
            Fund
         PNC Maryland Tax-Exempt Bond Fund/Allegiant Maryland Tax
            Exempt Bond Fund
         PNC National Tax-Exempt Bond Fund/Allegiant Intermediate Tax
            Exempt Bond Fund
         PNC Prime Money Market Fund/Allegiant Money Market Fund
         PNC Tax-Exempt Limited Maturity Bond Fund/Allegiant Tax Exempt
            Limited Maturity Bond Fund
         PNC Tax-Exempt Money Market Fund/Allegiant Tax Exempt Money
            Market Fund
         PNC Total Return Bond Fund/Allegiant Total Return Advantage Fund
      Summary - Total Expense Information
      Principal Risk Factors
      Fundamental Restrictions and Investment Limitations of the Selling
         and Acquiring Funds
      Investment Advisers
      Investment Advisory Fees
      Sub-Advisers
      Portfolio Managers
      Distributors
      Co-Administration Services
      Custodians
      Transfer Agents
      Purchase, Redemption And Exchange Procedures
      Distribution and Shareholder Service Plans
      Dividends And Other Distributions
      Information Relating To The Reorganizations
         Description Of The Reorganizations
         Reasons For The Reorganizations
         Federal Income Taxes
      Financial Highlights
      Capitalization
      Comparative Discussion of Shareholder Rights
Proposal 2
Voting Matters
   General Information
   Voting Rights And Required Vote
   Record Date And Outstanding Shares
   Security Ownership Of Certain Beneficial Owners And Management
      Additional Information
Additional Information

Other Business
Shareholder Inquiries
Exhibit A: Form of Plan of Reorganization
Exhibit B: Form of Investment Advisory Agreement

                                    SYNOPSIS

This Synopsis is only a summary of information contained elsewhere in this Proxy Statement, or incorporated by reference into this Proxy Statement. For more complete information, shareholders should read the Proxy Statement, including the Reorganization Agreement and the accompanying prospectus and annual report.

                                   PROPOSAL 1

THE REORGANIZATION

BACKGROUND. Pursuant to the Reorganization Agreement, each Selling Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund, solely in exchange for shares of the corresponding Acquiring Fund. Each Selling Fund will distribute the shares that it receives to its shareholders and will then be terminated. The result of the Reorganizations will be that shareholders of the Selling Funds will become shareholders of the relevant Acquiring Funds. A shareholder will receive shares in the relevant Acquiring Fund equal in value to shares held in the respective Selling Fund before the Reorganization. No sales charges will be imposed in connection with the Reorganization. The following table shows the Acquiring Fund into which each Selling Fund will be reorganized if shareholders of that Selling Fund approve the Reorganization Agreement, and the class of shares of the Acquiring Fund to be received by the Selling Fund shareholders. The Selling Funds and the Acquiring Funds correspond to one another as follows:

                 PNC FUNDS                                             ALLEGIANT FUNDS
-------------------------------------------          ---------------------------------------------------
PNC CAPITAL OPPORTUNITIES FUND                INTO   ALLEGIANT SMALL CAP CORE FUND(1)
   A Shares                                             A Shares
   C Shares                                             C Shares
   Institutional Shares                                 I Shares
PNC GOVERNMENT MONEY MARKET FUND              INTO   ALLEGIANT GOVERNMENT MONEY MARKET FUND(1)
   A Shares                                             A Shares
   C Shares                                             A Shares
   Institutional Shares                                 I Shares
PNC INTERNATIONAL EQUITY FUND                 INTO   ALLEGIANT INTERNATIONAL EQUITY FUND(1)
   A Shares                                             A Shares
   C Shares                                             C Shares
   Institutional Shares                                 I Shares
PNC LIMITED MATURITY BOND FUND                INTO   ALLEGIANT LIMITED MATURITY BOND FUND(1)
   A Shares                                             A Shares
   C Shares                                             C Shares
   Institutional Shares                                 I Shares
PNC MARYLAND TAX-EXEMPT BOND FUND             INTO   ALLEGIANT MARYLAND TAX EXEMPT BOND FUND(3)
   A Shares                                             A Shares
   C Shares                                             C Shares
   Institutional Shares                                 I Shares

                 PNC FUNDS                                             ALLEGIANT FUNDS
-------------------------------------------          ---------------------------------------------------
PNC NATIONAL TAX-EXEMPT BOND FUND(2)          INTO   ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
   A Shares                                             A Shares
   C Shares                                             C Shares
   Institutional Shares                                 I Shares
PNC PRIME MONEY MARKET FUND                   INTO   ALLEGIANT MONEY MARKET FUND(1)
   A Shares                                             A Shares
   C Shares                                             A Shares
   Institutional Shares                                 I Shares
PNC TAX-EXEMPT LIMITED MATURITY BOND FUND     INTO   ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND(3)
   A Shares                                             A Shares
   C Shares                                             C Shares
   Institutional Shares                                 I Shares
PNC TAX-EXEMPT MONEY MARKET FUND              INTO   ALLEGIANT TAX EXEMPT MONEY MARKET FUND(1)
   A Shares                                             A Shares
   C Shares                                             A Shares
   Institutional Shares                                 I Shares
PNC TOTAL RETURN BOND FUND(2)                 INTO   ALLEGIANT TOTAL RETURN ADVANTAGE FUND
   A Shares                                             A Shares
   C Shares                                             C Shares
   Institutional Shares                                 I Shares

----------
(1) The Allegiant Fund will be the financial accounting survivor if the Reorganization is approved.

(2) The PNC Fund will be the financial accounting survivor if the Reorganization is approved.

(3)  The Allegiant Fund is a newly registered "shell fund" of Allegiant.

The PNC Fund Board, including the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), considered the proposed Reorganizations at a meeting held on August 12, 2009. After a thorough review of all aspects of the Reorganizations and for the reasons set forth below (see "INFORMATION RELATING TO THE REORGANIZATIONS - REASONS FOR THE REORGANIZATIONS"), the PNC Fund Board concluded that the Reorganizations would be in the best interests of the Selling Funds, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganizations. One of the conditions for completing the Reorganizations is approval by shareholders of the PNC Funds. THE PNC FUND BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE APPROVAL OF THE REORGANIZATIONS.

TAX CONSEQUENCES. Each Reorganization is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. If each Reorganization so qualifies, neither the Selling Funds nor their shareholders will recognize gain or loss in the transactions contemplated by the Reorganization. As a condition to the closing of the Reorganizations, the PNC and Allegiant Funds will receive an opinion from counsel to the Allegiant Funds to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganizations has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.

DISTRIBUTIONS. Before the Reorganizations, each Selling Fund expects to distribute ordinary income and capital gains, if any, to its shareholders. These distributions will be taxable to shareholders.

The foregoing description of the Reorganizations is qualified by reference to the full text of the Reorganization Agreement (the form of which is attached hereto as Exhibit A).

THE PNC FUNDS AND THE ALLEGIANT FUNDS

The PNC Funds is organized as a Maryland corporation and commenced operations on July 21, 1989 as an open-end management investment company.

Allegiant Funds is organized as a Massachusetts business trust on January 28, 1986. Allegiant Funds is a series fund authorized to issue separate classes or series of shares of beneficial interest. Each series of Allegiant Funds is registered as an open-end management investment company. Allegiant Funds may issue an unlimited number of shares in one or more series or classes as its Board of Trustees may authorize. Separately, it is anticipated that Allegiant Funds' shareholders will receive a proxy statement with a proposal to convert the Allegiant Funds from a Massachusetts business trust to a Delaware statutory trust (the "Conversion") during the fourth quarter 2009. If approved by shareholders, it is expected that the Allegiant Funds will become a Delaware statutory trust prior to the Reorganizations. The Conversion is unrelated to the Reorganizations. Please review the section "Comparative Discussion of Shareholder Rights" for more information.

INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, FEES AND EXPENSES AND PERFORMANCE COMPARISONS

Set forth below is a comparison of each Selling Fund's and corresponding Acquiring Fund's (1) investment objective, principal investment strategies, and principal risks (2) fees and expenses, and (3) performance. The fee tables below show the annualized expense ratio as of May 31, 2009 of each Selling Fund and each Acquired Fund adjusted for certain fees and expenses. Please see the Selling and Acquiring Funds' prospectuses for more information. Additionally, a chart comparing the Total Annual Operating Expenses (before waivers) of all the portfolios is after the portfolio comparison sections on page 100 ("Summary - Total Expense Information"). Please see the Funds' prospectuses for more complete information.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC CAPITAL OPPORTUNITIES FUND/ALLEGIANT SMALL CAP CORE FUND

The investment objective of the Selling Fund can be changed without shareholder approval, but requires 30 days' prior notice to shareholders. The investment objective of the Acquiring Fund is non-fundamental, which means that it can be changed at any time without shareholder vote and without prior notice to shareholders.

PNC CAPITAL OPPORTUNITIES FUND          ALLEGIANT SMALL CAP CORE FUND
(SELLING FUND)                          (ACQUIRING FUND)
-------------------------------------   ----------------------------------------
INVESTMENT OBJECTIVE:                   INVESTMENT OBJECTIVE:
Long-term capital growth                Long-term capital appreciation

INVESTMENT STRATEGIES:                  INVESTMENT STRATEGIES:
The Fund pursues its investment         The Fund invests in a diversified
objective by investing primarily in     portfolio of publicly traded small cap
equities (common and preferred          regionU.S. equity securities that
stocks, and securities convertible      possess both value and growth
into common stock) of                   characteristics. The Adviser's
small-capitalization companies with     investment process is to invest in
market capitalization generally less    securities of companies based on the
than 3.5 times the dollar-weighted,     Adviser's analysis of the company's cash
median capitalization of the Russell    flow. The Adviser's investment process
2000(R) Index (generally between $1.2   focuses, specifically, on Cash Flow
billion and $1.4 billion) at time of    Return on Investment ("CFROI(R)")(1).
purchase. Under normal market           CFROI(R) is calculated in percentage
conditions, the Fund's principal        terms by dividing gross cash flow by
investment strategies include:          gross cash investment. CFROI(R) is an
                                        inflation-adjusted measure of corporate
-    Investing in securities of         performance that attempts to reduce
     companies offering shares in       accounting distortions and allow for
     initial public offerings           more accurate comparisons between
                                        companies, different market caps,
-    Investing in companies that it     sectors and industries. The Adviser
     believes have potential for        believes that CFROI(R) provides a more
     above-average growth over the      accurate predictor of future value than
     long term                          other broadly used analysis methods. The
                                        Adviser first screens companies based on
-    Investing in securities of         corporate performance utilizing the
     domestic and foreign issuers       CFROI(R) measure, and then screens
                                        companies based on cash flow valuation
-    Investing in preferred stock and   metrics to determine if the stock is
     securities convertible into        attractively priced. The Adviser
     common stock (there is no          believes that it does not matter what a
     minimum credit rating for the      particular company's cash flow change is
     Fund's investment in convertible   if the stock is overvalued.
     securities)
                                        In addition, as part of its screening
-    Blended style of investing,        process, the Adviser looks for companies
     capturing both growth and value    whose management understands how to
     investing                          create value for shareholders, deploy
                                        capital, that have low debt and a
-    In selecting growth stocks,        consistent dividend policy, and that are
     utilizing a bottom-up process,     market leaders with respect to the
     which seeks to identify            product or service they provide, as well
     small-cap companies with high      as companies that are part of a strong
     expected growth and revenues and   or growing industry. The Adviser will
     that are believed to be leaders,   generally sell a security when cash flow
     or as expected to become           return on investment flattens or
     leaders, in their respective       declines, market price equals or exceeds
     market niches.                     cash flow value "target," company
                                        characteristics deteriorate, when there
-    In selecting value stocks,         are cash flow related impacts to an
     identifying small-cap companies    earnings warning, and when the stock
     whose stock prices appear low      experiences underperformance. However,
     relative to their underlying       none of
     value or future earnings
     potential.

-    The adviser may trade the Fund's
     securities actively.



----------
(1)  CFROI is a registered trademark of CSFB Holt.

PNC CAPITAL OPPORTUNITIES FUND          ALLEGIANT SMALL CAP CORE FUND
(SELLING FUND)                          (ACQUIRING FUND)
-------------------------------------   ----------------------------------------
PRINCIPAL POLICIES:                     the sell characteristics are
                                        automatic.
-    No more than 25% of total assets
     in equity securities of foreign    Under normal circumstances, at least 80%
     companies, including investments   of the Fund's net assets plus any
     through European Depositary        borrowings for investment purposes will
     Receipts, Global Depositary        be invested in securities issued by
     Receipts and "sponsored"           small cap companies. The Fund will
     American Depositary Receipts.      provide shareholders with at least 60
                                        days' written notice before changing
                                        this 80% policy. The Fund invests
                                        primarily in domestic equity securities.

                                        The Fund considers a
                                        small-capitalization or "small cap"
                                        company to be one that has a market
                                        capitalization at the time of purchase
                                        within the range of market
                                        capitalizations of companies
                                        constituting the Russell 2000(R) Index.

                                        The market capitalization range of the
                                        Russell 2000(R) Index changes
                                        constantly, and as a result, the
                                        capitalization of small cap companies in which the Fund may invest will also change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to hold a common stock even if the company's market capitalization grows beyond or falls below the market capitalization range of the Russell
                                        2000(R) Index. As of August 31, 2009,
                                        market capitalizations of companies in
                                        the Russell 2000(R) Index ranged from
                                        approximately $15.9 million to $2.7
                                        billion.

PRINCIPAL RISKS:                        PRINCIPAL RISKS:
Active Trading Risk                     Market Risk
Market Risk                             Small Companies Risk
Small Companies Risk

For more information on the Fund's      For more information on the Fund's
principal risks, see "Principal Risk    principal risks, see "Principal Risk
Factors" below.                         Factors" below.

PERFORMANCE: PNC CAPITAL OPPORTUNITIES FUND/ALLEGIANT SMALL CAP CORE FUND

The bar charts and performance information for the Selling Fund and Acquiring Fund illustrate how each of those Funds has performed in the past. The Funds' past performances do not necessarily indicate how the Funds will perform in the future.

The bar charts show changes in the performance of the Selling Fund's Class A Shares and the Acquiring Fund's Class A Shares from year to year. The bar charts do not reflect sales charges. If sales charges had been reflected, the returns would be less than those shown below. The performance of Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will differ due to differences in expenses.

PNC CAPITAL OPPORTUNITIES FUND - CLASS A SHARES
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

 2001     2002     2003    2004   2005    2006    2007    2008
------   ------   -----   -----   ----   -----   -----   ------
-13.83%  -19.25%  42.99%  15.14%  5.57%  11.34%  -3.29%  -39.42%

                                 QUARTER ENDING

BEST QUARTER    12/31/2001    27.38%
WORST QUARTER    9/30/2001   -29.76%

The Selling Fund's year-to-date return for Class A Shares through September 30, 2009 was 29.57%.

ALLEGIANT SMALL CAP CORE FUND - CLASS A SHARES
(ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

2005    2006   2007    2008
----   -----   ----   ------
3.43%  11.15%  0.08%  -37.26%

                                 QUARTER ENDING

BEST QUARTER     3/31/2006    12.31%
WORST QUARTER   12/31/2008   -25.39%

The Acquiring Fund's year-to-date return for Class A Shares through September 30, 2009 was 15.74%.

The following table compares the average annual total returns for the periods ended December 31, 2008, including applicable sales charges, for the Selling Fund and for the Acquiring Fund to those of the Russell 2000(R) Index.

After-tax returns are shown for only Class A Shares of the Selling Fund and the Acquiring Fund. After-tax returns for Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of a fund's shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                      1 YEAR   5 YEARS   SINCE INCEPTION(1)
                                                      ------   -------   ------------------
PNC CAPITAL OPPORTUNITIES FUND
CLASS A SHARES
Returns Before Taxes                                  -42.30%   -5.46%         -4.33%
Returns After Taxes on Distributions                  -43.35%   -6.57%         -5.00%
Returns After Taxes on Distributions and Sale of      -26.19%   -4.19%         -3.37%
   Fund Shares
CLASS C SHARES                                        -40.35%   -5.03%         -4.30%
INSTITUTIONAL SHARES                                  -39.18%   -4.06%         -3.31%
Russell 2000(R) Index(2)
(reflects no deduction for fees, expenses or taxes)   -33.79%   -0.93%          0.89%
ALLEGIANT SMALL CAP CORE FUND
CLASS A SHARES
Returns Before Taxes                                  -40.70%     N/A          -5.74%
Returns After Taxes on Distributions                  -40.70%                  -6.12%
Returns After Taxes on Distributions and Sale of
   Fund Shares                                        -26.45%     N/A          -4.69%
CLASS C SHARES                                        -38.35%     N/A          -5.25%
CLASS I SHARES                                        -37.10%     N/A          -4.38%
Russell 2000(R) Index(2)
(reflects no deduction for fees, expenses or taxes)   -33.79%   -0.93%         -2.23%

----------
(1) PNC Capital Opportunities Fund commenced operations on 7/5/00. The performance for the Russell 2000(R) Index uses an inception date of 6/30/00. The Allegiant Small Cap Core Fund commenced operations on 4/2/04. The performance for the Russell 2000(R) Index uses an inception date of 3/31/04.

(2) The Russell 2000(R) Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

FEES AND EXPENSES: PNC CAPITAL OPPORTUNITIES FUND/ALLEGIANT SMALL CAP CORE FUND

As part of the Reorganization, shares of each class of the PNC Capital Opportunities Fund will be exchanged for shares of the Allegiant Small Cap Core Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class C and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund (currently and following the Reorganization) are lower than those of the Selling Fund (before and after voluntary fee waivers). The contractual investment advisory fee (currently and following the Reorganization) of the Acquiring Fund is lower than that of the Selling Fund. The Acquiring Fund's maximum front-end sales charge for Class A Shares is higher than the Selling Fund's maximum front-end sales charge for Class A Shares. The pro forma columns show the Acquiring Fund's fees, post-Reorganization, assuming that the Reorganization is approved by shareholders of the Selling Fund.

                                                                   PNC CAPITAL       ALLEGIANT SMALL       PRO FORMA
                                                               OPPORTUNITIES FUND   CAP CORE FUND -    - ALLEGIANT SMALL
                                                                - CLASS A SHARES     CLASS A SHARES     CAP CORE FUND -
                                                                 (SELLING FUND)     (ACQUIRING FUND)     CLASS A SHARES
                                                               ------------------   ----------------   -----------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                      4.75%(1)           5.50%(1)           5.50%(1)
Maximum Deferred Sales Charge (Load) (as a percentage of net
   asset value)                                                       None(2)            None(3)            None(3)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions (as a percentage of offering price)         None               None               None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                        None               None               None
Exchange Fee                                                          None               None               None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
   from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                              1.30%(4)           1.00%(5)           1.00%(5)
Distribution (12b-1) Fees                                             0.25%              0.05%(6)           0.05%(6)
Other Expenses:
   Shareholder Servicing Fees                                         0.25%(7)           0.25%(7)           0.25%(7)
   Other                                                              0.52%              0.18%(8)           0.15%(8)
Total Annual Fund Operating Expenses                                  2.32%(9)           1.48%              1.45%

                                                                 PNC CAPITAL
                                                                OPPORTUNITIES    ALLEGIANT SMALL       PRO FORMA
                                                               FUND - CLASS C    CAP CORE FUND -   - ALLEGIANT SMALL
                                                                   SHARES        CLASS C SHARES     CAP CORE FUND -
                                                               (SELLING FUND)   (ACQUIRING FUND)    CLASS C SHARES
                                                               --------------   ----------------   -----------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                   None              None                None
Maximum Deferred Sales Charge (Load) (as a percentage of net
   asset value)                                                    1.00%(10)         1.00%(11)           1.00%(11)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions (as a percentage of offering price)      None              None                None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                     None              None                None
Exchange Fee                                                       None              None                None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
   from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                           1.30%(4)          1.00%(5)            1.00%(5)
Distribution (12b-1) Fees                                          0.75%             0.75%               0.75%
Other Expenses:
   Shareholder Servicing Fees                                      0.25%(7)          0.25%(7)            0.25%(7)
   Other                                                           0.52%             0.18%(8)            0.15%(8)
Total Annual Fund Operating Expenses                               2.82%(9)          2.18%               2.15%

                                                                 PNC CAPITAL
                                                                OPPORTUNITIES
                                                                    FUND -       ALLEGIANT SMALL        PRO FORMA
                                                                INSTITUTIONAL    CAP CORE FUND -     ALLEGIANT SMALL
                                                                    SHARES       CLASS I SHARES      CAP CORE FUND -
                                                               (SELLING FUND)    (ACQUIRING FUND)   - CLASS I SHARES
                                                               --------------   -----------------   ----------------
SHAREHOLDER FEES (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                   None              None                None
Maximum Deferred Sales Charge (Load) (as a percentage of net
   asset value)                                                    None              None                None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions (as a percentage of offering price)      None              None                None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                     None              None                None
Exchange Fee                                                       None              None                None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
   from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                           1.30%(4)          1.00%(5)            1.00%(5)
Distribution (12b-1) Fees                                          None              None(6)             None(6)
Other Expenses:
   Shareholder Servicing Fees                                      None              None                None
   Other                                                           0.52%             0.18%(8)            0.15%(8)
Total Annual Fund Operating Expenses                               1.82%(9)          1.18%(6)            1.15%(6)

----------
(1) This sales charge varies depending upon how much you invest. For more information on the sales charge waiver, see the "Purchase, Redemption and Exchange Procedures" section of this Proxy Statement.

(2)  On investments of $1 million or more, a contingent deferred sales charge
     (CDSC) of 1.00% is charged when you sell Class A Shares within one year of buying them.

(3) A contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.

(4)  The advisory fee is reduced to 1.20% on assets over $1 billion.

(5) The advisory fee is reduced to 0.95% on assets of $500 million or more, but less than $1 billion and to 0.90% on assets of $1 billion and over.

(6) Distribution (12b-1) Fees have been restated to limit the maximum fees to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Acquiring Fund's distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year. Distribution (12b-1) Fees and "Total Annual Fund Operating Expenses" have been restated to reflect that, effective June 18, 2009, the Distribution (12b-1) Plan for Class I Shares has been terminated.

(7) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes.

(8) Other Expenses for the Acquiring Fund include indirect fees and expenses related to investments in other investment companies that equal less than 0.01% but greater than 0.005%.

(9) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 1.78% for Class A, 2.28% for Class C and 1.28% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice. The investment adviser may seek reimbursement from the Selling Fund for certain waived or reimbursed amounts, subject to Board approval.

(10) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

(11) A contingent deferred sales charge is charged only with respect to Class C Shares of the Acquiring Fund redeemed prior to 18 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC CAPITAL OPPORTUNITIES FUND/ALLEGIANT SMALL CAP CORE FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

FUND                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                    ------   -------   -------   --------
PNC Capital Opportunities Fund                           $699     $1,165    $1,656    $3,005
Allegiant Small Cap Core Fund                            $692     $  992    $1,313    $2,221
Pro Forma - Allegiant Small Cap Core Fund                $689     $  983    $1,299    $2,190

          CLASS C - IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD

FUND                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                    ------   -------   -------   --------
PNC Capital Opportunities Fund                           $385      $874     $1,489    $3,147
Allegiant Small Cap Core Fund                            $321      $682     $1,169    $2,513
Pro Forma - Allegiant Small Cap Core Fund                $318      $673     $1,154    $2,483

       CLASS C - IF YOU DO NOT REDEEM YOUR SHARES AT THE END OF THE PERIOD

FUND                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                    ------   -------   -------   --------
PNC Capital Opportunities Fund                           $285      $874     $1,489    $3,147
Allegiant Small Cap Core Fund                            $221      $682     $1,169    $2,513
Pro Forma - Allegiant Small Cap Core Fund                $218      $673     $1,154    $2,483

                              INSTITUTIONAL/CLASS I

FUND                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                    ------   -------   -------   --------
PNC Capital Opportunities Fund - Institutional Shares    $185      $573      $985     $2,137
Allegiant Small Cap Core Fund - I Shares                 $120      $375      $649     $1,432
Pro Forma - Allegiant Small Cap Core Fund - I Shares     $117      $365      $633     $1,398

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC GOVERNMENT MONEY MARKET FUND/ALLEGIANT GOVERNMENT MONEY MARKET FUND

The investment objective of the Selling Fund is fundamental, which means that it may not be changed without a vote of a majority of the Fund's shareholders. The investment objective of the Acquiring Fund is non-fundamental, which means that it may be changed by vote of the Board of Trustees and without shareholder approval.

PNC GOVERNMENT MONEY MARKET FUND                                ALLEGIANT GOVERNMENT MONEY MARKET FUND
(SELLING FUND)                                                  (ACQUIRING FUND)
-------------------------------------------------------------   -------------------------------------------------------------
INVESTMENT OBJECTIVE:                                           INVESTMENT OBJECTIVE:

As high a level of current income as is consistent with         High current income consistent with stability of principal
liquidity and stability of principal by investing in a          hile maintaining liquidity
portfolio of high quality money market instruments
                                                                INVESTMENT STRATEGIES:
INVESTMENT STRATEGIES:
                                                                Under normal circumstances, the Fund invests 100% of its net
Under normal market conditions, the Fund's principal            assets plus any borrowings for investment purposes in
investment strategies include investing:                        short-term obligations issued or guaranteed by the U.S.
                                                                government, including Treasury bills, notes, bonds and
-    at least 80% of its net assets (which includes             certificates of indebtedness, as well as securities issued or
     borrowings for investment purposes) in money market        guaranteed by agencies, authorities, instrumentalities or
     instruments issued or guaranteed by the U.S. government,   sponsored enterprises of the U.S. government, such as the
     its agencies or instrumentalities, and in repurchase       Government National Mortgage Association ("GNMA"), Federal
     agreements backed by these instruments.                    National Mortgage Association ("FNMA"), Federal Home Loan
                                                                Mortgage Corporation ("Freddie Mac") and Federal Home Loan
-    only in portfolio securities denominated in U.S. dollars   Banks ("FHLBs"). The Fund will provide shareholders with at
     and meeting strict standards of credit quality. Credit     least 60 days' written notice before it will adopt a policy
     quality is generally established by credit ratings.        that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such
Important characteristics of the Fund's investments -- the      securities.
Fund will only buy money market instruments that:
                                                                In managing the Fund, the Adviser actively buys throughout
-    receive the highest rating (or one of the two highest      the money market yield curve, managing maturities to meet or
     ratings if the security is a corporate obligation) by      exceed shareholder liquidity needs while seeking the highest
     two or more nationally recognized rating agencies          possible yield consistent with the Fund's risk profile.
     (NRSRO), such as Standard & Poor's and Moody's
                                                                As a money market fund, the Fund invests only in instruments
-    receive only one of the highest NRSRO ratings if only      with remaining maturities of 397 days or less (or in variable
     one organization has rated the security                    or floating rate obligations with maturities that may exceed
                                                                397 days if they meet certain conditions) and maintains an
-    are unrated, but are determined by the adviser to be of    average weighted maturity of 90 days or less.
     comparable quality

PRINCIPAL POLICIES:

-    Weighted average maturity must not exceed 90 days

- No investment in securities with maturities over 397 days (approximately 13 months)

PRINCIPAL RISKS:                                                PRINCIPAL RISKS:
Counter-party Risk                                              Counter-party Risk
Credit Risk                                                     Credit Risk
General Risk                                                    General Risk
Stable NAV Risk                                                 Stable NAV Risk

For more information on the Fund's principal risks, see         For more information on the Fund's principal risks,

PNC GOVERNMENT MONEY MARKET FUND                                ALLEGIANT GOVERNMENT MONEY MARKET FUND
(SELLING FUND)                                                  (ACQUIRING FUND)
-------------------------------------------------------------   -------------------------------------------------------------
"Principal Risk Factors" below.                                 see "Principal Risk Factors" below.

PERFORMANCE: PNC GOVERNMENT MONEY MARKET FUND/ALLEGIANT GOVERNMENT MONEY MARKET FUND

The bar charts and performance information for the Selling Fund and Acquiring Fund illustrate how each of those Funds has performed in the past. The Funds' past performances do not necessarily indicate how the Funds will perform in the future. All returns include the reinvestment of dividends and distributions.

The bar charts show changes in the performance of the Selling Fund's Class A Shares and the Acquiring Fund's Class A Shares from year to year. The performance of Class C Shares and Institutional Shares of the Selling Fund and Class I Shares of the Acquiring Fund will differ due to differences in expenses. The Acquiring Fund does not currently offer Class C Shares. Accordingly, Class C shareholders of the Selling Fund will be reorganized into Class A Shares of the Acquiring Fund.

PNC GOVERNMENT MONEY MARKET FUND - CLASS A SHARES
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
4.31%  5.52%  3.30%  1.07%  0.77%  0.47%  2.29%  4.10%  4.22%  1.67%

                                 QUARTER ENDING

BEST QUARTER     9/30/2000   1.44%
WORST QUARTER   12/31/2008   0.04%

The Selling Fund's year-to-date return for Class A Shares through September 30, 2009 was 0.05%.

ALLEGIANT GOVERNMENT MONEY MARKET FUND - CLASS A SHARES
(ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
4.66%  5.94%  3.64%  1.21%  0.49%  0.68%  2.56%  4.45%  4.61%  1.95%

                                 QUARTER ENDING

BEST QUARTER    9/30/2000   1.53%
WORST QUARTER   6/30/2004   0.09%

The Acquiring Fund's year-to-date return for Class A Shares through September 30, 2009 was 0.13%.

The following table compares the average annual total returns for the periods ended December 31, 2008 for the Selling Fund and the Acquiring Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008

                                         1 YEAR   5 YEARS   10 YEARS
                                         ------   -------   --------
PNC GOVERNMENT MONEY MARKET FUND
CLASS A SHARES                            1.67%    2.54%      2.76%
CLASS C SHARES                            1.92%    2.64%      2.62%
INSTITUTIONAL SHARES                      2.18%    3.05%      3.21%

ALLEGIANT GOVERNMENT MONEY MARKET FUND
CLASS A SHARES                            1.95%    2.84%      3.00%
CLASS I SHARES                            2.20%    3.10%      3.24%

FEES AND EXPENSES: PNC GOVERNMENT MONEY MARKET FUND/ALLEGIANT GOVERNMENT MONEY MARKET FUND

As part of the Reorganization, shares of each class of the PNC Government Money Market Fund will be exchanged for shares of the Allegiant Government Money Market Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class A and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund (currently and following the Reorganization) are lower than those of the Selling Fund (before and after voluntary fee waivers). The pro forma columns show the Acquiring Fund's fees, post-Reorganization, assuming that the Reorganization is approved by shareholders of the Selling Fund. As indicated in the Average Annual Total Returns section above, the Acquiring Fund does not currently offer Class C Shares. Accordingly, Class C shareholders of the Selling Fund will be reorganized into Class A Shares of the Acquiring Fund.

                                                               PNC GOVERNMENT       ALLEGIANT          PRO FORMA
                                                                MONEY MARKET    GOVERNMENT MONEY     - ALLEGIANT
                                                               FUND - CLASS A     MARKET FUND -    GOVERNMENT MONEY
                                                                   SHARES        CLASS A SHARES      MARKET FUND -
                                                               (SELLING FUND)   (ACQUIRING FUND)    CLASS A SHARES
                                                               --------------   ----------------   ----------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                  None              None              None
Maximum Deferred Sales Charge (Load) (as a percentage of net
   asset value)                                                   None              None              None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions (as a percentage of offering price)     None              None              None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                    None              None              None
Exchange Fee                                                      None              None              None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
   from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                          0.25%(1)         0.25%(2)           0.25%(2)
Distribution (12b-1) Fees                                         0.00%(3)         0.00%(4)           0.00%(4)
Other Expenses:
   Shareholder Servicing Fees                                     0.25%(5)         0.25%(5)           0.25%(5)
   Acquired Fund Fees & Expenses                                  0.02%(6)         0.00%              0.00%
   Other                                                          0.22%            0.12%              0.12%
Total Annual Fund Operating Expenses                              0.74%(7)         0.62%(2, 5)        0.62%(2, 5)

                                                               PNC GOVERNMENT       ALLEGIANT          PRO FORMA
                                                                MONEY MARKET    GOVERNMENT MONEY     - ALLEGIANT
                                                               FUND - CLASS C     MARKET FUND -     GOVERNMENT MONEY
                                                                  SHARES         CLASS A SHARES    MARKET FUND - CLASS
                                                               (SELLING FUND)   (ACQUIRING FUND)        A SHARES
                                                               --------------   ----------------   -------------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                  None              None                 None
Maximum Deferred Sales Charge (Load) (as a percentage of net
   asset value)                                                   1.00%(8)          None                 None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and Other Distributions (as a percentage of offering price)    None              None                 None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                    None              None                 None
Exchange Fee                                                      None              None                 None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
   from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                          0.25%(1)          0.25%(2)             0.25%(2)
Distribution (12b-1) Fees                                         0.00%(3)          0.00%(4)             0.00%(4)
Other Expenses
   Shareholder Servicing Fees                                     0.25%(5)          0.25%(5)             0.25%(5)
   Acquired Fund Fees & Expenses                                  0.02%(6)          0.00%                0.00%
   Other                                                          0.22%             0.12%                0.12%
Total Annual Fund Operating Expenses                              0.74%(7)          0.62%(2, 5)          0.62%(2, 5)

                                                               PNC GOVERNMENT
                                                                MONEY MARKET       ALLEGIANT            PRO FORMA
                                                                   FUND -       GOVERNMENT MONEY      - ALLEGIANT
                                                                INSTITUTIONAL    MARKET FUND -      GOVERNMENT MONEY
                                                                  SHARES         CLASS I SHARES    MARKET FUND - CLASS
                                                               (SELLING FUND)   (ACQUIRING FUND)        I SHARES
                                                               --------------   ----------------   -------------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                  None              None                 None
Maximum Deferred Sales Charge (Load) (as a percentage of net
   asset value)                                                   None              None                 None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and Other Distributions (as a percentage of offering price)    None              None                 None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                    None              None                 None
Exchange Fee                                                      None              None                 None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
   from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                          0.25%(1)          0.25%(2)             0.25%(2)
Distribution (12b-1) Fees                                         None              None(4)              None(4)
Other Expenses
   Shareholder Servicing Fees                                     None              None                 None
   Acquired Fund Fees & Expenses                                  0.02%(6)          0.00%               0.00%
   Other                                                          0.22%             0.12%               0.12%
Total Annual Fund Operating                                       0.49%(7)          0.37%(2, 4)          0.37%(2, 4)
Expenses

----------
(1)  The advisory fee is reduced to 0.20% on assets over $1 billion.

(2) The "Investment Advisory Fees" and "Total Annual Fund Operating Expenses" have been restated to reflect reduced contractual advisory fees effective October 1, 2008.

(3) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Selling Fund's Class A and Class C Shares during the current fiscal year. The Selling Fund may pay a maximum annual fee of 0.25% out of its Class A Shares and 0.75% out of its Class C Shares pursuant to a Rule 12b-1 Plan. The Selling Fund may reduce or eliminate the amount of 12b-1 fees paid to reduce the Selling Fund's total operating expenses and expects such payments to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

(4) Distribution (12b-1) Fees have been restated to limit the maximum fees to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year. Distribution (12b-1) Fees and "Total Annual Fund Operating Expenses" have been restated to reflect that, effective June 18, 2009, the Distribution (12b-1) Plan for Class I Shares has been terminated.

(5) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. With respect to the Acquiring Fund, the investment adviser and its affiliates have voluntarily agreed to waive Shareholder Servicing Fees payable to other financial institutions so that the Acquiring Fund shall bear expenses related to Shareholder Servicing Fees of 0.00%. This voluntary waiver by the investment adviser and its affiliates may be changed or terminated at any time. As a result, the "Total Annual Fund Operating Expenses" of the Acquiring Fund are expected to be 0.37% for Class A Shares.

(6) "Acquired Fund" means any investment company in which a Fund invests or has invested during the period. A Fund's "Acquired Fund Fees and Expenses" are based on amounts for the fiscal year ended May 31, 2009. The "Total Annual Fund Operating Expenses" will not correlate to each Fund's ratio of expenses to average net assets in the Funds' Financial Highlights, which reflects the operating expenses of the Funds and does not include "Acquired Fund Fees and Expenses." The Funds calculate the Acquired Funds' expenses using the net expense ratios reported in the Acquired Funds' most recent shareholder reports.

(7) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 0.67% for Class A, 0.67% for Class C and 0.42% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice.

(8) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC GOVERNMENT MONEY MARKET FUND/ALLEGIANT GOVERNMENT MONEY MARKET FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

FUND                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                     ------   -------   -------   --------
PNC Government Money Market Fund                           $76      $237      $411      $918
Allegiant Government Money Market Fund                     $63      $199      $346      $774
Pro Forma - Allegiant Government Money Market Fund         $63      $199      $346      $774

      CLASS C/CLASS A - IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD

FUND                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                     ------   -------   -------   --------
PNC Government Money Market Fund - Class C                $176      $237      $411      $918
Allegiant Government Money Market Fund - Class A          $ 63      $199      $346      $774
Pro Forma - Allegiant Government Money Market Fund -
   Class A                                                $ 63      $199      $346      $774

   CLASS C/CLASS A - IF YOU DO NOT REDEEM YOUR SHARES AT THE END OF THE PERIOD

FUND                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                     ------   -------   -------   --------
PNC Government Money Market Fund - Class C                 $76      $237      $411      $918
Allegiant Government Money Market Fund - Class A           $63      $199      $346      $774
Pro Forma - Allegiant Government Money Market Fund -
   Class A                                                 $63      $199      $346      $774

                              INSTITUTIONAL/CLASS I

FUND                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                     ------   -------   -------   --------
PNC Government Money Market Fund - Institutional Shares    $50      $157      $274      $616
Allegiant Government Money Market Fund - I Shares          $38      $119      $208      $468
Pro Forma - Allegiant Government Money Market Fund - I
   Shares                                                  $38      $119      $208      $468

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC INTERNATIONAL EQUITY FUND/ALLEGIANT INTERNATIONAL EQUITY FUND

The investment objective of the Selling Fund cannot be changed without providing shareholders with at least 30 days' notice. The investment objective of the Acquiring Fund is non-fundamental, which means that it may be changed by a vote of the Board of Trustees and without shareholder approval. Both the Selling Fund and the Acquiring Fund will not change their investment policies of investing at least 80% of their net assets (which includes borrowings for investment purposes) in international equity securities unless they give shareholders at least 60 days' notice.

PNC INTERNATIONAL EQUITY FUND           ALLEGIANT INTERNATIONAL EQUITY FUND
(SELLING FUND)                          (ACQUIRING FUND)
-------------------------------------   ----------------------------------------
INVESTMENT OBJECTIVE:                   INVESTMENT OBJECTIVE:

Long-term capital growth                Long-term capital appreciation

INVESTMENT STRATEGIES:                  INVESTMENT STRATEGIES:

The Fund pursues its investment         The Fund invests in equity securities
objective by investing primarily in     that are tied economically to a number
equity securities (common and           of countries throughout the world. The
preferred stocks, rights and            Fund will limit investments in
warrants) of foreign companies          securities of issuers in countries with
located anywhere in the world of any    developing markets (non-MSCI EAFE, as
market capitalization. Under normal     defined below) or economies to no more
market conditions, the Fund's           than 25% of the Fund's total assets.
principal investment strategies         More than 25% of the Fund's assets may
include:                                be invested in the equity securities of
                                        issuers located in the same country.
-    Investing at least 80% of its
     net assets (which includes         Under normal circumstances, at least 80%
     borrowings for investment          of the Fund's net assets plus any
     purposes) in equities of foreign   borrowings for investment purposes will
     companies                          be invested in foreign equity
                                        securities. The Fund will provide
-    A multi-manager approach in        shareholders with at least 60 days'
     which the adviser manages a        written notice before changing this 80%
     portion of the portfolio and       policy. The Fund may invest in all
     monitors the performance of the    capitalization size common stocks.
     sub-advisers (GE Asset
     Management Inc. ("GEAM") and       The Adviser has delegated to both
     Morgan Stanley Investment          Polaris Capital Management, LLC
     Management Limited ("Morgan        ("Polaris") and GE Asset Management
     Stanley")) as well as the          Incorporated ("GEAM") the responsibility
     relative outlook for the           for providing portfolio management
     approach each one uses, and may    services to a portion of the Fund's
     periodically adjust the            assets. The Adviser has allocated the
     percentage of assets assigned to   Fund's assets among a growth strategy
     each sub-adviser                   ("International Growth Component"),
                                        value strategy ("International Value
-    PNC Capital looks for companies    Component") and a core strategy
     with sustainable earnings and      ("International Core Component"). The
     accelerating revenue growth,       Adviser manages the International Growth
     high quality balance sheets and    Component. Polaris and GEAM furnish
     strong management teams.           investment advisory services to the
     Emphasis is given to companies     International Value Component and
     in developed markets with          International Core Component,
     long-term growth potential and     respectively. The Adviser monitors the
     attractive valuations              performance of Polaris and GEAM and, at
                                        any point, the Adviser could change the
-    GEAM looks for companies that it   allocation of the Fund's assets between
     believes are not fairly valued     itself, Polaris and GEAM on a basis
     and whose price-to-cash earnings   determined by the Adviser to be in the
     ratios are low relative to         best interest of shareholders. This
     calculated long-term growth        means that the portion of the assets
     rates                              managed

-    Morgan Stanley looks for quality
     companies, whose stock prices
     appear low relative to their
     long-term intrinsic value, using
     a disciplined, bottom-up
     approach to examine a universe
     of approximately 1000 stocks.
     The team seeks to identify
     quality companies with strong
     franchises, recurring free cash
     flow generation, high Return on
     Capital Employed and experienced
     management

PNC INTERNATIONAL EQUITY FUND           ALLEGIANT INTERNATIONAL EQUITY FUND
(SELLING FUND)                          (ACQUIRING FUND)
-------------------------------------   ----------------------------------------
                                        by the Adviser could be significantly
PRINCIPAL POLICIES:                     larger than that managed by Polaris and
                                        GEAM or vice versa and that the
-    No more than 25% of net assets     difference between such proportions
     in securities of issuers from      could change from time to time. The Fund
     emerging markets                   also utilizes an active trading
                                        approach.
-    No more than 10% of its net
     assets in high yield "junk"        The Adviser furnishes investment
     bonds (generally rated below the   advisory services to the International
     BBB category)                      Growth Component and makes judgments
                                        about the attractiveness of countries
-    No limit to how much the Fund      based upon a collection of criteria. The
     may invest in any given foreign    relative growth prospects, fiscal,
     country, but under normal          monetary and regulatory government
     circumstances it invests in at     policies are considered jointly and
     least three countries (and         generally in making these judgments. The
     typically many more than that)     Adviser focuses on issuers included in
                                        the Morgan Stanley Capital International
                                        Europe, Australasia, Far East ("MSCI
                                        EAFE") Index. The MSCI EAFE Index is an
                                        unmanaged index which represents the
                                        performance of more than 1,000 equity
                                        securities of companies located in those
                                        regions. The percentage of the
                                        International Growth Component in each
                                        country is determined by its relative
                                        attractiveness and weight in the MSCI
                                        EAFE Index.

                                        The Adviser focuses on companies in
                                        developed markets with long-term growth
                                        potential that are consistent with
                                        reasonable investment risk. The
                                        Adviser's disciplined, risk managed
                                        process combines top down country
                                        allocation with investments in high
                                        quality, growth-oriented stocks
                                        available at attractive relative
                                        valuations. The Adviser's proprietary
                                        quantitative model drives country
                                        allocation, while individual stocks are
                                        selected through a qualitative process
                                        that incorporates a multi-factor
                                        approach to find companies with
                                        sustainable growth characteristics. Risk is controlled by ensuring diversification across sectors and using both fundamental and statistical models to monitor volatility.

                                        Polaris' pure value style of investment
                                        management combines proprietary
                                        investment technology and traditional
                                        fundamental research to uncover
                                        companies with the most undervalued cash flow or assets, in any industry or country. Polaris takes an all-cap approach and utilizes bottom-up analysis, anchored by its proprietary
                                        "Global Cost of Equity" model, to select between 50 and 75 stocks for inclusion in the Fund's portfolio.

PNC INTERNATIONAL EQUITY FUND           ALLEGIANT INTERNATIONAL EQUITY FUND
(SELLING FUND)                          (ACQUIRING FUND)
-------------------------------------   ----------------------------------------
                                        GEAM's investment philosophy is to
                                        invest in companies that it believes are
                                        not fairly valued and whose
                                        price-to-cash earnings ratios are low
                                        relative to calculated long-term growth
                                        rates. GEAM employs a fundamental
                                        investment decision-making process that
                                        is disciplined and research driven with
                                        bottom-up stock selection. GEAM utilizes
                                        a multi-portfolio manager approach
                                        whereby each portfolio manager will
                                        manage a separate sleeve of the portion
                                        of the Fund's portfolio that is assigned
                                        by PNC Capital Advisors, LLC to GEAM.
                                        GEAM selects stocks to buy and sell by
                                        combining fundamental analysis with
                                        quantitative analysis that utilizes a
                                        proprietary ranking system.

                                        The Fund's investments in equity
                                        securities may include common stocks,
                                        American Depositary Receipts or other
                                        U.S. listings of foreign common stocks,
                                        and exchange traded funds, closed-end
                                        funds or stock index futures whose
                                        underlying value is derived from common
                                        stocks in foreign markets.

                                        The Fund may use exchange traded funds,
                                        closed-end funds and derivative
                                        instruments, combined with investments
                                        in money market securities and forward
                                        currency agreements, to gain broad
                                        exposure to markets and/or a particular
                                        index in a more efficient manner. The
                                        extent of the Fund's exposure to these
                                        instruments is subject to the regulation and guidance of the Securities and Exchange Commission ("SEC") and the instrument's liquidity. The Adviser may use these instruments because they lower costs such as commission, custody and foreign withholding or stamp taxes.
                                        These instruments are not used for the
                                        purpose of introducing leverage in the
                                        Fund. The Fund may use derivatives as a
                                        substitute for taking a position in an
                                        underlying asset, to increase returns,
                                        to manage risk or as part of a hedging
                                        strategy.

PRINCIPAL RISKS:                        PRINCIPAL RISKS:

Active Trading Risk                     Active Trading Risk
Country Risk                            Country Risk
Derivatives Risk                        Derivatives Risk
Foreign Risk                            Foreign Risk
Market Risk                             Market Risk
Multi-National Companies Risk           Multi-National Companies Risk
Small Companies Risk

For more information on the Fund's      For more information on the Fund's
principal risks,                        principal risks,

PNC INTERNATIONAL EQUITY FUND           ALLEGIANT INTERNATIONAL EQUITY FUND
(SELLING FUND)                          (ACQUIRING FUND)
-------------------------------------   ----------------------------------------
see "Principal Risk Factors" below.     see "Principal Risk Factors" below.

PERFORMANCE: PNC INTERNATIONAL EQUITY FUND/ALLEGIANT INTERNATIONAL EQUITY FUND

The bar charts and performance information for the Selling Fund and Acquiring Fund illustrate how each of those Funds has performed in the past. The Funds' past performances do not necessarily indicate how the Funds will perform in the future. All returns include the reinvestment of dividends and distributions.

The bar charts show changes in the performance of the Selling Fund's Class A Shares and the Acquiring Fund's Class A Shares from year to year. The bar charts do not reflect sales charges. If sales charges had been reflected, the returns would be less than those shown below. The performance of Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will differ due to differences in expenses.

PNC INTERNATIONAL EQUITY FUND - CLASS A SHARES
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

 1999    2000     2001     2002    2003    2004   2005    2006    2007    2008
-----   ------   ------   -----   -----   -----   ----   -----   -----   ------
37.32%  -19.06%  -11.79%  -4.61%  31.47%  18.20%  7.86%  23.06%  10.92%  -38.13%

                                 QUARTER ENDING

BEST QUARTER     12/31/99    24.10%
WORST QUARTER   9/30/2008   -18.12%

The Selling Fund's year-to-date return for Class A Shares through September 30, 2009 was 11.78%.


ALLEGIANT INTERNATIONAL EQUITY FUND - CLASS A SHARES
(ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

 1999    2000     2001     2002     2003    2004    2005    2006    2007    2008
-----   ------   ------   ------   -----   -----   -----   -----   -----   ------
49.71%  -17.09%  -25.52%  -19.20%  32.45%  16.53%  11.00%  28.65%  12.55%  -47.04%

                               QUARTER ENDING

BEST QUARTER    12/31/99    36.05%
WORST QUARTER   12/31/08   -23.52%

The Acquiring Fund's year-to-date return for Class A Shares through September 30, 2009 was 33.61%.

The following table compares the average annual total returns for the periods ended December 31, 2008, including applicable sales charges, for the Selling Fund to those of the MSCI All Country World Free ex-U.S. Index and for the Acquiring Fund to those of the MSCI EAFE Index.

After-tax returns are shown for only Class A Shares of the Selling Fund and the Acquiring Fund. After-tax returns for Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

AVERAGE ANNUAL TOTAL RETURNS:
FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                               1 YEAR   5 YEARS   10 YEARS
                                                               ------   -------   --------
PNC INTERNATIONAL EQUITY FUND
CLASS A SHARES
Returns Before Taxes                                           -41.08%    0.50%     2.35%
Returns After Taxes on Distributions                           -42.48%   -0.61%     1.01%
Returns After Taxes on Distributions and Sale of Fund Shares   -24.01%    0.88%     1.89%
CLASS C SHARES                                                 -38.89%    1.02%     2.34%
INSTITUTIONAL SHARES                                           -37.80%    2.01%     3.36%
MSCI All Country World Free ex-U.S. Index (reflects no
  deduction for fees, expenses or taxes)(1)                    -45.25%    2.99%     2.27%
ALLEGIANT INTERNATIONAL EQUITY FUND
CLASS A SHARES
Returns Before Taxes                                           -49.95%   -1.26%    -0.74%
Returns After Taxes on Distributions                           -49.91%   -1.33%    -1.00%
Returns After Taxes on Distributions and Sale of Fund Shares   -32.12%   -0.93%    -0.63%
CLASS C SHARES                                                 -47.97%   -0.87%    -0.83%
CLASS I SHARES                                                 -46.97%    0.05%     0.08%
MSCI EAFE Index (reflects no deduction for fees, expenses or
   taxes)(2)                                                   -43.38%    1.66%     0.80%

----------
(1) The MSCI All Country World Free ex-U.S. Index is an unmanaged index of foreign securities that reflects a strategic emerging market allocation.

(2) The MSCI EAFE Index is an unmanaged index comprising 21 MSCI country indices representing developed markets outside of North America.

FEES AND EXPENSES: PNC INTERNATIONAL EQUITY FUND/ALLEGIANT INTERNATIONAL EQUITY FUND

As part of the Reorganization, shares of each class of the PNC International Equity Fund will be exchanged for shares of the Allegiant International Equity Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class C and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund (currently and following the Reorganization) are lower than those of the Selling Fund (before and after voluntary fee waivers). The contractual investment advisory fee (currently and following the Reorganization) of the Selling Fund is higher than that of the Acquiring Fund for assets under $1 billion. The Acquiring Fund's maximum front-end sales charge for Class A Shares is higher than the Selling Fund's maximum front-end sales charge for Class A Shares. The pro forma columns show the Acquiring Fund's fees, post-Reorganization, assuming that the Reorganization is approved by shareholders of the Selling Fund.

                                                                    PNC             ALLEGIANT           PRO FORMA
                                                                INTERNATIONAL     INTERNATIONAL       - ALLEGIANT
                                                                EQUITY FUND -     EQUITY FUND -       INTERNATIONAL
                                                               CLASS A SHARES    CLASS A SHARES    EQUITY FUND - CLASS
                                                               (SELLING FUND)   (ACQUIRING FUND)        A SHARES
                                                               --------------   ----------------   -------------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                   4.75%(1)         5.50%(1)            5.50%(1)
Maximum Deferred Sales Charge (Load) (as a percentage of net
   asset value)                                                    None(2)          None(3)             None(3)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and Other Distributions (as a percentage of offering price)     None             None                None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                     None             None                None
Exchange Fee                                                       None             None                None
ANNUAL FUND OPERATING EXPENSES (expenses that are
  deducted from Fund assets, as a percentage of average net
  assets)
Investment Advisory Fees                                           1.22%(4)         1.00%(5, 6)         1.00%(5, 6)
Distribution (12b-1) Fees                                          0.25%            0.05%(7)            0.05%(7)
Other Expenses:
   Shareholder Servicing Fees                                      0.25%(8)         0.25%(8)            0.25%(8)
   Acquired Funds Fees & Expenses                                  0.00%            0.01%(9)            0.01%(9)
   Other                                                           0.50%            0.23%               0.17%
Total Annual Fund Operating Expenses                               2.22%(10)        1.54%(6, 7)         1.48%(6, 7)

                                                                     PNC            ALLEGIANT           PRO FORMA
                                                                INTERNATIONAL     INTERNATIONAL       - ALLEGIANT
                                                                EQUITY FUND -     EQUITY FUND -       INTERNATIONAL
                                                               CLASS C SHARES    CLASS C SHARES    EQUITY FUND - CLASS
                                                               (SELLING FUND)   (ACQUIRING FUND)        C SHARES
                                                               --------------   ----------------   -------------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)                                    None             None                  None
Maximum Deferred Sales Charge (Load) (as a percentage of net
   asset value)                                                    1.00%(11)        1.00%(12)             1.00%(12)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and Other Distributions (as a percentage of offering price)     None             None                  None
Redemption Fee (as a percentage of amount redeemed, if
  applicable)                                                      None             None                  None
Exchange Fee                                                       None             None                  None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of average net
   assets)
Investment Advisory Fees                                           1.22%(4)         1.00%(5, 6)           1.00%(5, 6)
Distribution (12b-1) Fees                                          0.75%            0.75%                 0.75%
Other Expenses:
   Shareholder Servicing Fees                                      0.25%(8)         0.25%(8)              0.25%(8)
   Acquired Fund Fees & Expenses                                   0.00%            0.01%(9)              0.01%(9)
   Other                                                           0.50%            0.23%                 0.17%
Total Annual Fund Operating Expenses                               2.72%(10)        2.24%(6, 7)           2.18%(6, 7)

                                                               PNC INTERNATIONAL      ALLEGIANT           PRO FORMA
                                                                 EQUITY FUND -       INTERNATIONAL       - ALLEGIANT
                                                                 INSTITUTIONAL       EQUITY FUND -      INTERNATIONAL
                                                                    SHARES          CLASS I SHARES    EQUITY FUND - CLASS
                                                                 (SELLING FUND)    (ACQUIRING FUND)        I SHARES
                                                               -----------------   ----------------   -------------------
SHAREHOLDER FEES (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                    None               None                  None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)                                                      None               None                  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and Other Distributions (as a percentage of offering price)      None               None                  None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                      None               None                  None
Exchange Fee                                                        None               None                  None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
   from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                            1.22%(4)           1.00%(5, 6)           1.00%(5, 6)
Distribution (12b-1) Fees                                           None               None(7)               None(7)
Other Expenses
   Shareholder Servicing Fees                                       None               None                  None
   Acquired Fund Fees & Expenses                                    0.00%              0.01%(9)              0.01%(9)
   Other                                                            0.50%              0.23%                 0.17%
Total Annual Fund Operating Expenses                                1.72%(10)          1.24%(6, 7)           1.18%(6, 7)

----------
(1) This sales charge varies depending upon how much you invest. For more information on the sales charge waiver, see the "Purchase, Redemption and Exchange Procedures" section of this Proxy Statement.

(2)  On investments of $1 million or more, a contingent deferred sales charge
     (CDSC) of 1.00% is charged when you sell Class A Shares within one year of buying them.

(3) A contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.

(4)  The advisory fee is reduced to 0.90% on assets over $1 billion.

(5) From its advisory fee, the investment adviser pays sub-advisory fees to Polaris Capital Management, LLC ("Polaris") and GE Asset Management Inc. ("GEAM") as follows: 0.35% of the first $125 million of assets managed, 0.40% of assets managed between $125 million and $200 million and 0.50% of assets managed over $200 million with respect to Polaris and 0.55% on average net assets of its managed portion up to $50 million, 0.50% on the second $50 million, 0.45% on the third $50 million and 0.40% on average net assets in excess of $150 million with respect to GEAM.

(6) The "Investment Advisory Fees" and "Total Annual Fund Operating Expenses" have been restated to reflect reduced contractual advisory fees effective October 1, 2008.

(7) Distribution (12b-1) Fees have been restated to limit the maximum fees to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Acquiring Fund's distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year. Distribution (12b-1) Fees and "Total Annual Fund Operating Expenses" have been restated to reflect that, effective June 18, 2009, the Distribution (12b-1) Plan for Class I Shares has been terminated.

(8) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes.

(9) "Acquired Fund" means any investment company in which a Fund invests or has invested during the period. A Fund's "Acquired Fund Fees and Expenses" are based on amounts for the fiscal year ended May 31, 2009. The "Total Annual Fund Operating Expenses" will not correlate to each Fund's ratio of expenses to average net assets in the Funds' Financial Highlights, which reflects the operating expenses of the Funds and does not include "Acquired Fund Fees and Expenses." The Funds calculate the Acquired Funds' expenses using the net expense ratios reported in the Acquired Funds' most recent shareholder reports.

(10) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 1.78% for Class A, 2.28% for Class C and 1.28% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice. The investment adviser may seek reimbursement from the Selling Fund for certain waived or reimbursed amounts, subject to Board approval.

(11) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

(12) A contingent deferred sales charge is charged only with respect to Class C Shares of the Acquiring Fund redeemed prior to 18 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC INTERNATIONAL EQUITY FUND/ALLEGIANT INTERNATIONAL EQUITY FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

FUND                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                         ------   -------   -------   --------
PNC International Equity Fund                                 $689     $1,136    $1,608    $2,908
Allegiant International Equity Fund                           $698     $1,010    $1,343    $2,284
Pro Forma - Allegiant International Equity Fund               $692     $  992    $1,313    $2,221

          CLASS C - IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD

FUND                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                         ------   -------   -------   --------
PNC International Equity Fund                                 $375      $844     $1,440    $3,051
Allegiant International Equity Fund                           $327      $700     $1,200    $2,575
Pro Forma - Allegiant International Equity Fund               $321      $682     $1,169    $2,513

       CLASS C - IF YOU DO NOT REDEEM YOUR SHARES AT THE END OF THE PERIOD

FUND                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                         ------   -------   -------   --------
PNC International Equity Fund                                 $275      $844     $1,440    $3,051
Allegiant International Equity Fund                           $227      $700     $1,200    $2,575
Pro Forma - Allegiant International Equity Fund               $221      $682     $1,169    $2,513

                              INSTITUTIONAL/CLASS I

FUND                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                         ------   -------   -------   --------
PNC International Equity Fund - Institutional Shares          $175      $542      $933     $2,030
Allegiant International Equity Fund - I Shares                $126      $393      $681     $1,500
Pro Forma - Allegiant International Equity Fund - I Shares    $120      $375      $649     $1,432

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC LIMITED MATURITY BOND FUND/ALLEGIANT LIMITED MATURITY BOND FUND

The investment objective of the Selling Fund is fundamental which means it may not be changed without approval of a majority of the Fund's shareholders. The investment objective of the Acquiring Fund is non-fundamental, which means that it may be changed by a vote of the Board of Trustees and without shareholder approval. Both the Selling Fund and the Acquiring Fund will not change their investment policies of investing at least 80% of their net assets (which includes borrowings for investment purposes) in investment grade fixed income securities/bonds unless they give shareholders at least 60 days' notice.

PNC LIMITED MATURITY BOND FUND              ALLEGIANT LIMITED MATURITY BOND FUND
(SELLING FUND)                              (ACQUIRING FUND)
-----------------------------------------   ----------------------------------------
INVESTMENT OBJECTIVE:                       INVESTMENT OBJECTIVE:

As high a level of current income as        Current income as well as preservation
is consistent with protection of            of capital
capital

INVESTMENT STRATEGIES:                      INVESTMENT STRATEGIES:

The Fund pursues its investment             The Fund invests in a diversified
objective by investing at least 80%         portfolio of investment grade fixed
of its net assets (which includes           income securities. The dollar-weighted
borrowings for investment purposes)         average maturity of the Fund's portfolio
in a broad range of bonds and other         is normally expected to range from one
debt securities. Under normal market        to five years, but may vary in response
conditions, the Fund's principal            to market conditions. Under normal
investment strategies include:              circumstances, the Fund invests at least
                                            80% of the value of its net assets plus
    -   Purchasing investment grade debt    any borrowings for investment purposes
        obligations in the top four         in investment grade fixed income
        highest rankings of credit          securities.
        quality;
                                            The Fund invests primarily in fixed
    -   Relying on interest rate            income securities of all types,
        forecasts, which are created        including obligations of corporate and
        using both fundamental analysis     U.S. government issuers, mortgage-backed
        and proprietary quantitative        and asset-backed securities. Corporate
        models, to adjust portfolio         obligations may include bonds, notes and
        duration relative to the Fund's     debentures. U.S. government securities
        benchmark;                          may include securities issued or
                                            guaranteed by agencies, authorities,
    -   Maintaining dollar weighted         instrumentalities or sponsored
        average maturity of one to five     enterprises of the U.S. government, such
        years;                              as GNMA, FNMA, Freddie Mac and FHLBs, as
                                            well as obligations issued or guaranteed
    -   The adviser may trade the Fund's    by the U.S. government, including U.S.
        securities actively.                Treasury bills, notes and bonds.
                                            Investment grade fixed income securities
PRINCIPAL POLICIES:                         are those rated in one of the four
                                            highest rating categories by at least
    -   No more than 25% of the total       one NRSRO, or, if unrated, determined by
        assets in debt securities of        the Adviser to be of comparable quality.
        foreign corporations and
        governments;                        If a security is downgraded, the Adviser
                                            will reevaluate the holding to determine
    -   No more than 10% of its net         what action, including the sale of such
        assets in high yield "junk"         security, is in the best interests of
        bonds (generally rated below the    investors. In buying and selling
        BBB category);                      securities for the Fund, the Adviser
                                            considers a number of factors, including
    -   Maintain a dollar weighted          yield to maturity, maturity, quality and
        average maturity of one to five     the outlook for particular issuers and
        years.                              market sectors. The Fund also utilizes
                                            an active trading approach. The Adviser
                                            may

                                            choose to sell a holding when it no
                                            longer offers attractive growth
                                            prospects or to take advantage of a
                                            better investment opportunity.

PRINCIPAL RISKS:                            PRINCIPAL RISKS:
Active Trading Risk                         Active Trading Risk
Credit Risk                                 Credit Risk
Interest Rate Risk                          Interest Rate Risk
Market Risk                                 Market Risk
Prepayment/Extension Risk                   Prepayment/Extension Risk

For more information on the Fund's          For more information on the Fund's
principal risks, see "Principal Risk        principal risks, see "Principal Risk
Factors" below.                             Factors" below.

PERFORMANCE: PNC LIMITED MATURITY BOND FUND/ALLEGIANT LIMITED MATURITY BOND FUND

The bar charts and performance information for the Selling Fund and Acquiring Fund illustrate how each of those Funds has performed in the past. The Funds' past performances do not necessarily indicate how the Funds will perform in the future. All returns include the reinvestment of dividends and distributions.

The bar charts show changes in the performance of the Selling Fund's Class A Shares and the Acquiring Fund's Class A Shares from year to year. The bar charts do not reflect sales charges. If sales charges had been reflected, the returns would be less than those shown below. The performance of Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will differ due to differences in expenses.

PNC LIMITED MATURITY BOND FUND - CLASS A SHARES
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
1.42%  8.30%  4.69%  5.32%  1.97%  1.35%  0.76%  3.62%  5.51%  3.96%

                                 QUARTER ENDING

BEST QUARTER    12/31/00    3.04%
WORST QUARTER   06/30/04   -1.52%

The Selling Fund's year-to-date return for Class A Shares through September 30, 2009 was 1.68%.

ALLEGIANT LIMITED MATURITY BOND FUND - CLASS A SHARES
(ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
3.15%  4.40%  9.03%  5.09%  2.07%  0.84%  1.54%  4.06%  5.66%  3.34%

                                 QUARTER ENDING

BEST QUARTER     3/31/01    3.59%
WORST QUARTER    6/30/04   -1.20%

The Acquiring Fund's year-to-date return for Class A Shares through September 30, 2009 was 3.14%.

The following table compares the average annual total returns for the periods ended December 31, 2008, including applicable sales charges, for the Selling Fund to those of the Merrill Lynch 1-5 Year Corporate/Government Index and for the Acquiring Fund to those of the Merrill Lynch 1-3 Year U.S.
Corporate/Government Index.

After-tax returns are shown for only Class A Shares of the Selling Fund and the Acquiring Fund. After-tax returns for Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                               1 YEAR   5 YEARS   10 YEARS
                                                               ------   -------   --------
PNC LIMITED MATURITY BOND FUND
CLASS A SHARES
Returns Before Taxes                                           -0.49%    2.14%      3.21%
Returns After Taxes on Distributions                           -1.80%    0.98%      1.69%
Returns After Taxes on Distributions and Sale of Fund Shares   -0.34%    1.14%      1.80%
CLASS C SHARES                                                  2.54%    2.53%      3.15%
INSTITUTIONAL SHARES                                            4.58%    3.56%      4.19%
Merrill Lynch 1-5 Year Corporate/Government Index (reflects
   no deduction for fees, expenses or taxes)(1)                 4.65%    3.85%      5.03%
ALLEGIANT LIMITED MATURITY BOND FUND
CLASS A SHARES
Returns Before Taxes                                            1.31%    2.65%      3.68%
Returns After Taxes on Distributions                            0.01%    1.45%      2.15%
Returns After Taxes on Distributions and Sale of Fund Shares    0.84%    1.55%      2.19%
CLASS C SHARES(2)                                               1.60%    2.34%      3.13%
CLASS I SHARES                                                  3.60%    3.33%      4.12%
Merrill Lynch 1-3 Year U.S. Corporate/Government Index*
   (reflects no deduction for fees, expenses or taxes)(3)       4.69%    3.73%      4.73%

----------
(1) The Merrill Lynch 1-5 Year Corporate/Government Index is an unmanaged index generally representative of the performance of government and corporate bonds with remaining maturities of between one and five years.

(2) Class C Shares of the Allegiant Limited Maturity Bond Fund commenced operations on 1/27/2000. The performance for the Merrill Lynch 1-3 Year U.S. Corporate/Government Index uses an inception date of 1/31/2000.

(3) The Merrill Lynch 1-3 Year U.S. Corporate/Government Index is a market capitalization weighted, unmanaged index including U.S. Treasury and agency bonds and U.S. fixed coupon investment grade corporate bonds (U.S. domestic and Yankee/global bonds). U.S. Treasury bonds must have at least $1 billion face value outstanding and agency and corporate bonds must have at least $150 million face value outstanding to be included in the index. Both total return and price returns are calculated daily. Prices are taken as of approximately 3 p.m. Eastern time. Quality range is BBB3-AAA based on composite Moody and S&P ratings. Maturities for all bonds are greater than or equal to one year and less than three years. Floaters, Equipment Trust Certificates, and Title 11 securities are excluded.

FEES AND EXPENSES: PNC LIMITED MATURITY BOND FUND/ALLEGIANT LIMITED MATURITY BOND FUND

As part of the Reorganization, shares of each class of the PNC Limited Maturity Bond Fund will be exchanged for shares of the Allegiant Limited Maturity Bond Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class C and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund (currently and following the Reorganization) are lower than those of the Selling Fund (before and after voluntary fee waivers). The contractual investment advisory fee (currently and following the Reorganization) of the Selling Fund is the same as that of the Acquiring Fund for assets under $1 billion. The Acquiring Fund's maximum front-end sales charge for Class A Shares is lower than the Selling Fund's maximum front-end sales charge for Class A Shares. The pro forma columns show the Acquiring Fund's fees, post-Reorganization, assuming that the Reorganization is approved by shareholders of the Selling Fund.

                                                                 PNC LIMITED
                                                                MATURITY BOND    ALLEGIANT LIMITED      PRO FORMA -
                                                                FUND - CLASS    MATURITY BOND FUND   ALLEGIANT LIMITED
                                                                   A SHARES      - CLASS A SHARES    MATURITY BOND FUND
                                                                (SELLING FUND)   (ACQUIRING FUND)     - CLASS A SHARES
                                                                --------------  ------------------   ------------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                   4.25%(1)          2.00%(1)             2.00%(1)
Maximum Deferred Sales Charge (Load) (as a percentage of net
   asset value)                                                    None(2)           None(3)              None(3)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and Other Distributions (as a percentage of offering price)     None              None                 None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                     None              None                 None
Exchange Fee                                                       None              None                 None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
   from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                           0.35%(4)          0.35%(5)             0.35%(5)
Distribution (12b-1) Fees                                          0.25%             0.03%(6)             0.03%(6)
Other Expenses:
   Shareholder Servicing Fees                                      0.25%(7)          0.25%(7)             0.25%(7)
   Other                                                           0.39%(8)          0.17%(8)             0.14%(8)
Total Annual Fund Operating Expenses                               1.24%(9)          0.80%(5)             0.77%(5)

                                                                 PNC LIMITED
                                                                MATURITY BOND    ALLEGIANT LIMITED      PRO FORMA -
                                                                FUND - CLASS    MATURITY BOND FUND   ALLEGIANT LIMITED
                                                                   C SHARES      - CLASS C SHARES    MATURITY BOND FUND
                                                                (SELLING FUND)   (ACQUIRING FUND)     - CLASS C SHARES
                                                                --------------  ------------------   ------------------
SHAREHOLDER FEES* (paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                  None               None                 None
Maximum Deferred Sales Charge (Load) (as a percentage of net
   asset value)                                                   1.00%(10)          1.00%(11)            1.00%(11)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and Other Distributions (as a percentage of offering price)    None               None                 None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                    None               None                 None
Exchange Fee                                                      None               None                 None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
   from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                          0.35%(4)           0.35%(5)             0.35%(5)
Distribution (12b-1) Fees                                         0.75%              0.75%                0.75%
Other Expenses:
   Shareholder Servicing Fees                                     0.25%(7)           0.25%(7)             0.25%(7)
   Other                                                          0.39%(8)           0.17%(8)             0.14%(8)
Total Annual Fund Operating Expenses                              1.74%(9)           1.52%(5)             1.49%(5)

                                                                 PNC LIMITED
                                                                MATURITY BOND
                                                                    FUND -       ALLEGIANT LIMITED       PRO FORMA -
                                                                INSTITUTIONAL   MATURITY BOND FUND    ALLEGIANT LIMITED
                                                                    SHARES       - CLASS I SHARES    MATURITY BOND FUND
                                                                (SELLING FUND)   (ACQUIRING FUND)     - CLASS I SHARES
                                                                --------------  ------------------   ------------------
SHAREHOLDER FEES (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                   None              None                 None
Maximum Deferred Sales Charge (Load) (as a percentage of net
   asset value)                                                    None              None                 None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and Other Distributions (as a percentage of offering price)     None              None                 None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                     None              None                 None
Exchange Fee                                                       None              None                 None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
   from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                           0.35%(4)          0.35%(5)             0.35%(5)
Distribution (12b-1) Fees                                          None              None(6)              None(6)
Other Expenses:
   Shareholder Servicing Fees                                      None              None                 None
   Other                                                           0.39%(8)          0.17%(8)             0.14%(8)
Total Annual Fund Operating Expenses                               0.74%(9)          0.52%(5,6)           0.49%(5,6)

----------
(1) This sales charge varies depending upon how much you invest. For more information on the sales charge waiver, see the "Purchase, Redemption and Exchange Procedures" section of this Proxy Statement.

(2)  On investments of $1 million or more, a contingent deferred sales charge
     (CDSC) of 1.00% is charged when you sell Class A Shares within one year of buying them.

(3) A contingent deferred sales charge of 0.25% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.

(4)  The advisory fee is reduced to 0.20% on assets over $1 billion.

(5) The "Investment Advisory Fees" and "Total Annual Fund Operating Expenses" have been restated to reflect reduced contractual advisory fees effective October 1, 2008.

(6) Distribution (12b-1) Fees have been restated to limit the maximum fees to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Acquiring Fund's distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year. Distribution (12b-1) Fees and "Total Annual Fund Operating Expenses" have been restated to reflect that, effective June 18, 2009, the Distribution (12b-1) Plan for Class I Shares has been terminated.

(7) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes.

(8) "Other Expenses" include indirect fees and expenses related to investments in other investment companies that equal less than 0.01% but greater than 0.005%.

(9) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 1.04% for Class A, 1.54% for Class C and 0.54% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice. The investment adviser may seek reimbursement from the Selling Fund for certain waived or reimbursed amounts, subject to Board approval.

(10) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

(11) A contingent deferred sales charge is charged only with respect to Class C Shares of the Acquiring Fund redeemed prior to 18 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC LIMITED MATURITY BOND FUND/ALLEGIANT LIMITED MATURITY BOND FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

FUND                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                               ------   -------   -------   --------
PNC Limited Maturity Bond Fund                      $546      $802     $1,077    $1,861
Allegiant Limited Maturity Bond Fund                $280      $450     $  635    $1,170
Pro Forma - Allegiant Limited Maturity Bond Fund    $277      $441     $  619    $1,135

          CLASS C - IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD

FUND                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                               ------   -------   -------   --------
PNC Limited Maturity Bond Fund                      $277      $548      $944     $2,052
Allegiant Limited Maturity Bond Fund                $255      $480      $829     $1,813
Pro Forma - Allegiant Limited Maturity Bond Fund    $252      $471      $813     $1,779

       CLASS C - IF YOU DO NOT REDEEM YOUR SHARES AT THE END OF THE PERIOD


FUND                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                               ------   -------   -------   --------
PNC Limited Maturity Bond Fund                      $177      $548      $944     $2,052
Allegiant Limited Maturity Bond Fund                $155      $480      $829     $1,813
Pro Forma - Allegiant Limited Maturity Bond Fund    $152      $471      $813     $1,779

                              INSTITUTIONAL/CLASS I

FUND                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                               ------   -------   -------   --------
PNC Limited Maturity Bond Fund -
   Institutional Shares                              $76      $237      $411      $918
Allegiant Limited Maturity Bond Fund - I Shares      $53      $167      $291      $653
Pro Forma - Allegiant Limited Maturity Bond
   Fund - I Shares                                   $50      $157      $274      $616

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC MARYLAND TAX-EXEMPT BOND FUND/ALLEGIANT MARYLAND TAX EXEMPT BOND FUND

Because the Acquiring Fund is a new Fund organized specifically to receive all of the assets and carry on the business of the Selling Fund, the investment objective of the Acquiring Fund is identical to that of the Selling Fund, and the investment strategies of each Fund are substantially similar. The investment objective of the Selling Fund is fundamental, which means that it may not be changed without a vote of a majority of the Fund's shareholders. The investment objective of the Acquiring Fund will be non-fundamental, which means that it may be changed by vote of the Board of Trustees and without shareholder approval. The Selling Fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in Maryland tax-exempt bonds without obtaining shareholder approval. The Acquiring Fund may change its 80% investment policy by vote of the Board of Trustees and without shareholder approval.

PNC MARYLAND TAX-EXEMPT BOND FUND                               ALLEGIANT MARYLAND TAX EXEMPT BOND FUND
(SELLING FUND)                                                  (ACQUIRING FUND)
---------------------------------                               -------------------------------------------------------
INVESTMENT OBJECTIVE:                                           INVESTMENT OBJECTIVE:

High level of interest income that is exempt from federal and   High level of interest income that is exempt from
federal and Maryland state and local income taxes               Maryland state and local income taxes

INVESTMENT STRATEGIES:                                          INVESTMENT STRATEGIES:

The Fund pursues its investment objective by investing at       As a matter of fundamental policy, the Fund normally
least 80% of its net assets (which includes borrowings for      invests at least 80% of its net assets (which includes
investment purposes) in investment-grade municipal bonds and    borrowings for investment purposes) in investment-grade
other municipal obligations issued by the State of Maryland,    municipal bonds and other municipal obligations issued
its counties, municipalities and other taxing districts, and    by the State of Maryland, its counties, municipalities
other issuers located outside of Maryland that are exempt       and other taxing districts, and other issuers located
from both federal income taxes, federal alternative minimum     outside of Maryland that are exempt from both federal
tax and Maryland state and local income taxes. Under normal     income taxes, federal alternative minimum tax and
market conditions, the Fund's principal investment strategies   Maryland state and local income taxes. The Fund will
include:                                                        invest in securities of varying maturity.

-    The Fund will generally purchase investment grade          Some Fund dividends may be taxable, such as dividends
     debt municipal obligations in the top four rating          that are derived from occasional taxable investments
     categories of credit quality and may invest up to          and distributions of short and long-term capital gains.
     10% of its assets in below-investment grade                Also, Fund dividends will generally be subject to state
     securities, also known as high yield "junk" bonds.         and local income taxes for any shareholders who are
-    The Fund may invest up to 20% of its total assets          not Maryland residents.
     in interest rate swaps
-    Monitoring economic trends, including possible             In selecting securities for the Fund to buy and sell,
     changes in interest rates, and evaluates many              the Adviser monitors economic trends, including
     factors that may influence supply and demand               possible changes in interest rates, and evaluates many
     among municipal securities of various structures,          factors that may influence supply and demand among
     maturities and issuers                                     municipal securities of various structures, maturities
-    Investing in securities of any maturity.                   and issuers. The Fund will invest in securities of
                                                                varying maturity. The Fund will generally purchase
PRINCIPAL POLICIES:                                             investment grade debt municipal obligations in one of the
-    No more than 10% of assets in high yield "junk"            four highest rating categories of credit quality rated
     bonds (generally rated below the BBB category);            by at least in one nationally recognized statistical
-    No more than 20% of total assets in interest rate          rating organization or, if unrated, determined by the
     swaps;                                                     Adviser to be of comparable quality. The Fund may
-    The Fund is not diversified.                               invest up to

PNC MARYLAND TAX-EXEMPT BOND FUND                               ALLEGIANT MARYLAND TAX EXEMPT BOND FUND
(SELLING FUND)                                                  (ACQUIRING FUND)
---------------------------------                               -------------------------------------------------------
                                                                10% of its assets in below-investment grade
                                                                securities, also known as high yield "junk" bonds
                                                                (generally rated below the BBB category). The Fund may
                                                                also invest up to 20% of its total assets in interest
                                                                rate swaps.

PRINCIPAL RISKS:                                                PRINCIPAL RISKS:
Credit Risk                                                     Credit Risk
Derivatives Risk                                                Derivatives Risk
Interest Rate Risk                                              Interest Rate Risk
Market Risk                                                     Market Risk
Non-Diversification Risk                                        Non-Diversification Risk
Single State Risk                                               Single State Risk

For more information on the Fund's principal risks, see         For more information on the Fund's principal risks, see
"Principal Risk Factors" below.                                 "Principal Risk Factors" below.

PERFORMANCE: PNC MARYLAND TAX-EXEMPT BOND FUND/ALLEGIANT MARYLAND TAX EXEMPT BOND FUND

The bar chart and performance information for the Selling Fund illustrates how the Fund has performed in the past. The Selling Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The following bar chart shows changes in the performance of the Selling Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns would be less than those shown below. The performance of Class C Shares and Institutional Shares of the Selling Fund will differ due to differences in expenses. After the Reorganization, the Acquiring Fund, as the successor to the Selling Fund, will assume and publish the investment performance record of the Selling Fund. The Acquiring Fund is newly formed and has no operational history. The Acquiring Fund will assume the performance record of the Selling Fund if the Reorganization is approved.

PNC MARYLAND TAX-EXEMPT BOND FUND - CLASS A SHARES(1)
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

  1999    2000     2001    2002    2003    2004    2005    2006    2007    2008
------   ------   -----   -----   -----   -----   -----   -----   -----   -----
-2.61%   10.11%   3.62%   6.83%   2.88%   1.86%   0.78%   3.12%   2.79%   1.72%


                         QUARTER ENDING

Best Quarter    12/31/2000    4.55%
Worst Quarter   6/30/1999    -1.87%

----------
(1) Prior to September 30, 2002, the quarter performance of Class A Shares reflects the performance of the Institutional Shares adjusted to reflect the expenses of Class A Shares.

The Selling Fund's year-to-date return for Class A Shares through September 30, 2009 was 2.64%.

The following table compares the average annual total returns for the periods ended December 31, 2008, including applicable sales charges, for the Selling Fund to those of Barclays Capital Quality Intermediate Index.

After-tax returns are shown for only Class A Shares of the Selling Fund. After-tax returns for Class C Shares and Institutional Shares of the Selling Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                               1 YEAR   5 YEARS   10 YEARS
                                                               ------   -------   --------
PNC MARYLAND TAX-EXEMPT BOND FUND
CLASS A SHARES
Returns Before Taxes                                           -2.60%    1.17%     2.61%
Returns After Taxes on Distributions                           -2.60%    1.17%     2.61%
Returns After Taxes on Distributions and Sale of Fund Shares   -0.71%    1.42%     2.71%
CLASS C SHARES                                                 -0.08%    1.46%     2.51%
INSTITUTIONAL  SHARES                                           2.23%    2.56%     3.57%
Barclays Capital Quality Intermediate Index (reflects no
   deduction for fees, expenses or taxes)(1)                    5.77%    3.82%     4.71%

----------
(1) The Barclays Capital Quality Intermediate Index is an unmanaged index that tracks the performance of intermediate municipal bonds with an average credit quality of AA.

FEES AND EXPENSES: PNC MARYLAND TAX-EXEMPT BOND FUND/ALLEGIANT MARYLAND TAX EXEMPT BOND FUND

As part of the Reorganization, shares of each class of the PNC Maryland Tax-Exempt Bond Fund will be exchanged for shares of the Allegiant Maryland Tax Exempt Bond Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class C and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund following the Reorganization will be lower than or equal to those of the Selling Fund (before and after voluntary fee waivers). The contractual investment advisory fee following the Reorganization of the Acquiring Fund will be lower than that of the Selling Fund for assets under $1 billion. The Acquiring Fund's maximum front-end sales charge for Class A Shares is lower than the Selling Fund's maximum front-end sales charge for Class A Shares. The Acquiring Fund is newly organized and has not commenced operations to date. The amounts for shares of the Acquiring Fund set forth in the following table and in the examples are based on what the estimated expenses of the Acquiring Fund would have been for the fiscal year ending May 31, 2009, assuming the Reorganization had taken place as of that date.

                                                                   PNC MARYLAND       ALLEGIANT
                                                                 TAX-EXEMPT BOND     MARYLAND TAX
                                                                 FUND - CLASS A    EXEMPT BOND FUND
                                                                      SHARES        - CLASS A SHARES
                                                                  (SELLING FUND)      (PRO FORMA)
                                                                 ---------------   ----------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                    4.25%(1)          3.00%(1)
Maximum Deferred Sales Charge (Load) (as a percentage of net
   asset value)                                                     None(2)           None(3)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and Other Distributions (as a percentage of offering price)      None              None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                      None              None
Exchange Fee                                                        None              None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
   from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                            0.50%(4)          0.40%
Distribution (12b-1) Fees                                           0.25%             0.03%(5)
Other Expenses:
   Shareholder Servicing Fees                                       0.25%(6)          0.25%(6)
   Other                                                            0.43%             0.20%(7)
Total Annual Fund Operating
Expenses                                                            1.43%(8)          0.88%(7, 9)

                                                                   PNC MARYLAND       ALLEGIANT
                                                                 TAX-EXEMPT BOND    MARYLAND TAX
                                                                  FUND - CLASS C   EXEMPT BOND FUND
                                                                      SHARES       - CLASS C SHARES
                                                                 (SELLING FUND)       (PRO FORMA)
                                                                 ---------------   ----------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                    None              None
Maximum Deferred Sales Charge (Load) (as a percentage of net
   asset value)                                                     1.00%(10)         1.00%(11)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and Other Distributions (as a percentage of offering price)      None              None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                      None              None
Exchange Fee                                                        None              None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
   from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                            0.50%(4)          0.40%
Distribution (12b-1) Fees                                           0.75%             0.75%
Other Expenses
   Shareholder Servicing Fees                                       0.25%(6)          0.25%(6)
   Other                                                            0.43%             0.20%(7)
Total Annual Fund Operating
Expenses                                                            1.93%(8)          1.60%(7, 9)

                                                                   PNC MARYLAND
                                                                 TAX-EXEMPT BOND      ALLEGIANT
                                                                     FUND -          MARYLAND TAX
                                                                  INSTITUTIONAL    EXEMPT BOND FUND
                                                                     SHARES        - CLASS I SHARES
                                                                 (SELLING FUND)       (PRO FORMA)
                                                                 ---------------   ----------------
SHAREHOLDER FEES (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                    None              None
Maximum Deferred Sales Charge (Load) (as a percentage of net
   asset value)                                                     None              None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and Other Distributions (as a percentage of offering price)      None              None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                      None              None
Exchange Fee                                                        None              None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
   from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                            0.50%(4)          0.40%
Distribution (12b-1) Fees                                           None              None
Other Expenses
   Shareholder Servicing Fees                                       None              None
   Other                                                            0.43%             0.20%(7)
Total Annual Fund Operating
Expenses                                                            0.93%(8)          0.60%(7, 9)

----------
(1) This sales charge varies depending upon how much you invest. For more information on the sales charge waiver, see the "Purchase, Redemption and Exchange Procedures" section of this Proxy Statement.

(2)  On investments of $1 million or more, a contingent deferred sales charge
     (CDSC) of 1.00% is charged when you sell Class A Shares within one year of buying them.

(3) A contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.

(4)  The advisory fee is reduced to 0.25% on assets over $1 billion.

(5) Distribution (12b-1) Fees have been restated to limit the maximum fees to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Acquiring Fund's distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

(6) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes.

(7) "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect current fees and expenses.

(8) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 1.03% for Class A, 1.53% for Class C and 0.53% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice. The investment adviser may seek reimbursement from the Selling Fund for certain waived or reimbursed amounts, subject to Board approval.

(9) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Acquiring Fund are expected to be 0.81% for Class A, 1.53% for Class C and 0.53% for Class I Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice. The investment adviser may seek reimbursement from the Acquiring Fund for such waived or reimbursed amounts whenever the Acquiring Fund's "Total Annual Fund

     Operating Expenses" is below 0.81% for Class A, 1.53% for Class C and 0.53% for Class I Shares, subject to Board approval.

(10) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

(11) A contingent deferred sales charge is charged only with respect to Class C Shares of the Acquiring Fund redeemed prior to 18 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC MARYLAND TAX-EXEMPT BOND FUND/ALLEGIANT MARYLAND TAX EXEMPT BOND FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

FUND                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                             ------   -------   -------   --------
PNC Maryland Tax-Exempt Bond Fund                                 $564      $858     $1,173    $2,065
Pro Forma - Allegiant Maryland Tax Exempt Bond Fund               $387      $572     $  773    $1,352

          CLASS C - IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD

FUND                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                             ------   -------   -------   --------
PNC Maryland Tax-Exempt Bond Fund                                 $296      $606     $1,042    $2,254
Pro Forma - Allegiant Maryland Tax Exempt Bond Fund               $263      $505     $  871    $1,900

       CLASS C - IF YOU DO NOT REDEEM YOUR SHARES AT THE END OF THE PERIOD

FUND                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                             ------   -------   -------   --------
PNC Maryland Tax-Exempt Bond Fund                                 $196      $606     $1,042    $2,254
Pro Forma - Allegiant Maryland Tax Exempt Bond Fund               $163      $505     $  871    $1,900

                              INSTITUTIONAL/CLASS I

FUND                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                             ------   -------   -------   --------
PNC Maryland Tax-Exempt Bond Fund - Institutional Shares           $95      $296      $515     $1,143
Pro Forma - Allegiant Maryland Tax Exempt Bond Fund - I Shares     $61      $192      $335     $  750

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC NATIONAL TAX-EXEMPT BOND FUND/ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND

The investment objective of the Selling Fund cannot be changed without providing shareholders with at least 30 days' notice. The investment objective of the Acquiring Fund is non-fundamental, which means that it may be changed by a vote of the Board of Trustees and without shareholder approval. The Selling Fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in tax-exempt municipal bonds without obtaining shareholder approval. The Acquiring Fund will not change its investment policy of investing at least 80% of its net assets plus any borrowings for investment purposes in U.S. dollar-denominated securities that generate income that is exempt from federal income tax (including the federal alternative minimum tax), without obtaining shareholder approval.

PNC NATIONAL TAX-EXEMPT BOND FUND                               ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
(SELLING FUND)                                                  (ACQUIRING FUND)
-------------------------------------------------------------   -------------------------------------------------------------
INVESTMENT OBJECTIVE:                                           INVESTMENT OBJECTIVE:

As high a level of income that is exempt from regular federal   High current income while preserving capital
income tax as is consistent with relative protection of
capital

INVESTMENT STRATEGIES:                                          INVESTMENT STRATEGIES:

The Fund pursues its investment objective by investing at       The Fund invests in a variety of municipal debt securities
least 80% of its net assets (which includes borrowings for      issued by or on behalf of states, territories and possessions
investment purposes) in investment-grade municipal bonds that   of the United States, the District of Columbia and their
pay interest that is exempt from both regular federal income    political subdivisions, agencies, instrumentalities and
tax and federal alternative minimum tax. Under normal market    authorities. In selecting securities for the Fund to buy and
conditions, the Fund's principal investment strategies          sell, the Adviser considers each security's yield and total
include:                                                        return potential relative to other available municipal
                                                                securities. The Fund normally will maintain a dollar-weighted
-    The Fund will generally purchase investment grade debt     average maturity of between three and ten years, but this may
     municipal obligations in the top four rating categories    vary in response to market conditions.
     of credit quality and may invest up to 10% of its assets
     in below-investment grade securities, also known as high   As a matter of fundamental policy, the Fund normally invests
     yield "junk" bonds.                                        at least 80% of its net assets plus any borrowings for
                                                                investment purposes in U.S. dollar-denominated securities
-    The Fund may invest up to 20% of its total assets in       that generate income exempt from federal income tax
     interest rate swaps.                                       (including the federal alternative minimum tax). The Fund
                                                                invests no more than 10% of assets in high yield "junk" bonds
-    Monitoring economic trends, including possible changes     (generally rated below the BBB category) and no more than 20%
     in interest rates, and evaluates many factors that may     of total assets in interest rate swaps. Fund dividends may be
     influence supply and demand among municipal securities     taxable for state and local income tax purposes. Also, some
     of various structures, maturities and regions of the       Fund dividends may be taxable for federal income tax
     country.                                                   purposes, such as those derived from occasional taxable
                                                                investments and distributions of short and long-term capital
-    Investing in securities of any maturity.                   gains.

PRINCIPAL POLICIES:                                             The Fund primarily invests in investment grade securities.
                                                                Investment grade municipal securities are those rated in one
-    No more than 10% of assets in high yield "junk" bonds      of the four highest rating
     (generally rated below the BBB category)

-    No more than 20% of total assets in interest rate swaps.

PNC NATIONAL TAX-EXEMPT BOND FUND                               ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
(SELLING FUND)                                                  (ACQUIRING FUND)
-------------------------------------------------------------   -------------------------------------------------------------
                                                                categories as determined by at least one NRSRO, or, if
                                                                unrated, determined by the Adviser to be of comparable
                                                                quality. If a security is downgraded, the Adviser will
                                                                reevaluate whether continuing to hold the security is in the best interest of shareholders.

PRINCIPAL RISKS:                                                PRINCIPAL RISKS:

Credit Risk                                                     Credit Risk
Derivatives Risk                                                Interest Rate Risk
Interest Rate Risk                                              Market Risk
Market Risk
                                                                For more information on the Fund's principal risks, see
For more information on the Fund's principal risks, see         "Principal Risk Factors" below.
"Principal Risk Factors" below.

PERFORMANCE: PNC NATIONAL TAX-EXEMPT BOND FUND/ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND

The bar charts and performance information for the Selling Fund and Acquiring Fund illustrate how each of those Funds has performed in the past. The Funds' past performances do not necessarily indicate how the Funds will perform in the future. All returns include the reinvestment of dividends and distributions.

The bar charts show changes in the performance of the Selling Fund's Class A Shares and the Acquiring Fund's Class A Shares from year to year. The bar charts do not reflect sales charges. If sales charges had been reflected, the returns would be less than those shown below. The performance of Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will differ due to differences in expenses.

PNC NATIONAL TAX-EXEMPT BOND FUND - CLASS A SHARES
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

 1999    2000   2001   2002   2003   2004   2005   2006   2007   2008
-----   -----   ----   ----   ----   ----   ----   ----   ----   ----
-1.42%  10.32%  3.96%  6.86%  3.27%  1.93%  0.41%  2.96%  3.10%  2.90%

                                 QUARTER ENDING

BEST QUARTER    12/31/2000    4.42%
WORST QUARTER    6/30/1999   -1.91%

The Selling Fund's year-to-date return for Class A Shares through September 30, 2009 was 2.67%.

ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND - CLASS A SHARES
(ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

 1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
-----   ----   ----   ----   ----   ----   ----   ----   ----   ----
-0.91%  8.87%  4.48%  8.15%  3.73%  2.06%  1.27%  3.35%  3.62%  1.71%

                                 QUARTER ENDING

BEST QUARTER    6/30/2002    3.66%
WORST QUARTER   6/30/2004   -2.16%

The Acquiring Fund's year-to-date return for Class A Shares through September 30, 2009 was 3.78%.

The following table compares the average annual total returns for the periods ended December 31, 2008, including applicable sales charges, for the Selling Fund to those of the Barclays Capital Intermediate Muni Index and for the Acquiring Fund to those of the Barclays Capital 7-Year Municipal Bond Index.

After-tax returns are shown only for Class A Shares of the Selling Fund and the Acquiring Fund. After-tax returns for Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                               1 YEAR   5 YEARS   10 YEARS
                                                               ------   -------   --------
PNC NATIONAL TAX-EXEMPT BOND FUND
CLASS A SHARES
Returns Before Taxes                                           -1.45%    1.38%      2.74%
Returns After Taxes on Distributions                           -1.53%    1.34%      2.62%
Returns After Taxes on Distributions and Sale of Fund Shares    0.05%    1.59%      2.77%
CLASS C SHARES                                                 -0.68%    1.31%      2.45%
INSTITUTIONAL SHARES                                            3.53%    2.75%      3.69%
Barclays Capital Intermediate Muni Index (reflects no
deduction for fees, expenses or taxes)(1)                       5.77%    3.82%      4.71%
ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
CLASS A SHARES
Returns Before Taxes                                           -1.39%    1.78%      3.28%
Returns After Taxes on Distributions                           -1.41%    1.71%      3.25%
Returns After Taxes on Distributions and Sale of Fund Shares    0.34%    2.03%      3.35%
CLASS C SHARES                                                 -0.01%    1.66%      2.66%
CLASS I SHARES                                                  1.95%    2.65%      3.78%
Barclays Capital 7-Year Municipal Bond Index
(reflects no deduction for fees, expenses or taxes)(2)          4.59%    3.69%      4.80%

----------
(1) The Barclays Capital Intermediate Muni Index is an unmanaged index that tracks the performance of intermediate municipal bonds with an average credit quality of AA.

(2) The Barclays Capital 7-Year Municipal Bond Index is an unmanaged, broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FEES AND EXPENSES: PNC NATIONAL TAX-EXEMPT BOND FUND/ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND

As part of the Reorganization, shares of each class of the PNC National Tax-Exempt Bond Fund will be exchanged for shares of the Allegiant Intermediate Tax Exempt Bond Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class C and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund (currently and following the Reorganization) are lower than those of the Selling Fund. The contractual investment advisory fee (currently and following the Reorganization) of the Selling Fund is higher than that of the Acquiring Fund for assets under $1 billion. The Acquiring Fund's maximum front-end sales charge for Class A Shares is lower than the Selling Fund's maximum front-end sales charge for Class A Shares. The pro forma columns show the Acquiring Fund's fees, post-Reorganization, assuming that the Reorganization is approved by shareholders of the Selling Fund.

                                                                               ALLEGIANT
                                                                             INTERMEDIATE         PRO FORMA
                                                          PNC NATIONAL       TAX EXEMPT         - ALLEGIANT
                                                         TAX-EXEMPT BOND      BOND FUND       INTERMEDIATE TAX
                                                         FUND - CLASS A       - CLASS A         EXEMPT BOND
                                                             SHARES            SHARES          FUND - CLASS A
                                                         (SELLING FUND)    (ACQUIRING FUND)       SHARES
                                                         ---------------   ----------------   ----------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                            4.25%(1)           3.00%(1)           3.00%(1)
Maximum Deferred Sales Charge (Load) (as a percentage
   of net asset value)                                      None(2)            None(3)            None(3)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Other Distributions (as a percentage
   of offering price)                                       None               None               None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                              None               None               None
Exchange Fee                                                None               None               None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                    0.50%(4)           0.40%(5)           0.40%(5)
Distribution (12b-1) Fees                                   0.25%              0.03%(6)           0.03%(6)
Other Expenses:
      Shareholder Servicing Fees                            0.25%(7)           0.25%(7)           0.25%(7)
      Other                                                 0.33%              0.18%(8)           0.14%(8)
Total Annual Fund Operating Expenses                        1.33%(9)           0.86%(5, 10)       0.82%(5, 10)

                                                                               ALLEGIANT
                                                                             INTERMEDIATE         PRO FORMA
                                                          PNC NATIONAL       TAX EXEMPT         - ALLEGIANT
                                                         TAX-EXEMPT BOND      BOND FUND       INTERMEDIATE TAX
                                                         FUND - CLASS C       - CLASS C         EXEMPT BOND
                                                             SHARES            SHARES          FUND - CLASS C
                                                         (SELLING FUND)    (ACQUIRING FUND)       SHARES
                                                         ---------------   ----------------   ----------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                            None               None               None
Maximum Deferred Sales Charge (Load) (as a percentage
   of net asset value)                                      1.00%(11)          1.00%(12)          1.00%(12)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Other Distributions (as a percentage
   of offering price)                                       None               None               None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                              None               None               None
Exchange Fee                                                None               None               None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                    0.50%(4)           0.40%(5)           0.40%(5)
Distribution (12b-1) Fees                                   0.75%              0.75%              0.75%
Other Expenses:
      Shareholder Servicing Fees                            0.25%(7)           0.25%(7)           0.25%(7)
      Other                                                 0.33%              0.18%(8)           0.14%(8)
Total Annual Fund Operating Expenses                        1.83%(9)           1.58%(5, 10)       1.54%(5, 10)

                                                                                   ALLEGIANT
                                                                                  INTERMEDIATE         PRO FORMA
                                                             PNC NATIONAL         TAX EXEMPT         - ALLEGIANT
                                                           TAX-EXEMPT BOND         BOND FUND       INTERMEDIATE TAX
                                                         FUND - INSTITUTIONAL      - CLASS I         EXEMPT BOND
                                                                SHARES              SHARES          FUND - CLASS I
                                                            (SELLING FUND)      (ACQUIRING FUND)       SHARES
                                                         --------------------   ----------------   ----------------
SHAREHOLDER FEES (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                None                None               None
Maximum Deferred Sales Charge (Load) (as a percentage
   of net asset value)                                          None                None               None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Other Distributions (as a percentage
   of offering price)                                           None                None               None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                  None                None               None
Exchange Fee                                                    None                None               None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                        0.50%(4)            0.40%(5)           0.40%(5)
Distribution (12b-1) Fees                                       None                None(6)            None(6)
Other Expenses:
      Shareholder Servicing Fees                                None                None               None
      Other                                                     0.33%               0.18%(8)           0.14%(8)
Total Annual Fund Operating Expenses                            0.83%(9)            0.58%(5,6,10)      0.54%(5,6,10)

----------
(1) This sales charge varies depending upon how much you invest. For more information on the sales charge waiver, see the "Purchase, Redemption and Exchange Procedures" section of this Proxy Statement.

(2)  On investments of $1 million or more, a contingent deferred sales charge
     (CDSC) of 1.00% is charged when you sell Class A Shares within one year of buying them.

(3) A contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.

(4)  The advisory fee is reduced to 0.25% on assets over $1 billion.

(5) The "Investment Advisory Fees" and "Total Annual Fund Operating Expenses" have been restated to reflect reduced contractual advisory fees effective October 1, 2008.

(6) Distribution (12b-1) Fees have been restated to limit the maximum fees to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Acquiring Fund's distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year. Distribution (12b-1) Fees and "Total Annual Fund Operating Expenses" have been restated to reflect that, effective June 18, 2009, the Distribution (12b-1) Plan for Class I Shares has been terminated.

(7) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes.

(8) "Other Expenses" include indirect fees and expenses related to investments in other investment companies that equal less than 0.01% but greater than 0.005%.

(9) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 1.03% for Class A, 1.53% for Class C and 0.53% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice. The investment adviser may seek reimbursement from the Selling Fund for certain waived or reimbursed amounts, subject to Board approval.

(10) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Acquiring Fund are expected to be 0.81% for Class A, 1.53% for Class C and 0.53% for Class I Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice. The investment adviser may seek reimbursement from the Acquiring Fund for such waived or reimbursed amounts whenever the Acquiring Fund's "Total Annual Fund Operating Expenses" is below 0.81% for Class A, 1.53% for Class C and 0.53% for Class I Shares, subject to Board approval.

(11) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

(12) A contingent deferred sales charge is charged only with respect to Class C Shares of the Acquiring Fund redeemed prior to 18 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC NATIONAL TAX-EXEMPT BOND FUND/ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

FUND                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                      ------   -------   -------   --------
PNC National Tax-Exempt Bond Fund                          $555     $829      $1,123    $1,958
Allegiant Intermediate Tax Exempt Bond Fund                $385     $566      $  762    $1,329
Pro Forma - Allegiant Intermediate Tax Exempt Bond Fund    $381     $554      $  741    $1,283

          CLASS C - IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD

FUND                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                      ------   -------   -------   --------
PNC National Tax-Exempt Bond Fund                          $286      $576      $990     $2,148
Allegiant Intermediate Tax Exempt Bond Fund                $261      $499      $860     $1,878
Pro Forma - Allegiant Intermediate Tax Exempt Bond Fund    $257      $486      $839     $1,834

       CLASS C - IF YOU DO NOT REDEEM YOUR SHARES AT THE END OF THE PERIOD

FUND                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                      ------   -------   -------   --------
PNC National Tax-Exempt Bond Fund                          $186      $576      $990     $2,148
Allegiant Intermediate Tax Exempt Bond Fund                $161      $499      $860     $1,878
Pro Forma - Allegiant Intermediate Tax Exempt Bond Fund    $157      $486      $839     $1,834

                              INSTITUTIONAL/CLASS I

FUND                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                      ------   -------   -------   --------
PNC National Tax-Exempt Bond Fund - Institutional
   Shares                                                   $85      $265      $460     $1,025
Allegiant Intermediate Tax Exempt Bond Fund - I Shares      $59      $186      $324     $  726
Pro Forma - Allegiant Intermediate Tax Exempt Bond Fund
   - I Shares                                               $55      $173      $302     $  677

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC PRIME MONEY MARKET FUND/ALLEGIANT MONEY MARKET FUND

The investment objective of the Selling Fund is fundamental, which means that it may not be changed without a vote of a majority of the Fund's shareholders. The investment objective of the Acquiring Fund will be non-fundamental, which means that it may be changed by vote of the Board of Trustees and without shareholder approval.

PNC PRIME MONEY MARKET FUND                          ALLEGIANT MONEY MARKET FUND
(SELLING FUND)                                       (ACQUIRING FUND)
--------------------------------------------------   --------------------------------------------------
INVESTMENT OBJECTIVE:                                INVESTMENT OBJECTIVE:

As high a level of current income as is consistent   High current income consistent with stability of
with liquidity and stability of principal by         principal while maintaining liquidity
investing in a portfolio of high quality money
market instruments

INVESTMENT STRATEGIES: Under normal market           INVESTMENT STRATEGIES:
conditions, the Fund's principal investment
strategies include investing:                        The Fund invests in a variety of high quality,
                                                     short-term U.S. dollar-denominated money market
-    all of its assets in a broad range of money     securities, including certificates of deposit,
     market instruments                              time deposits and other obligations issued by
                                                     domestic and foreign banks, as well as commercial
-    only in portfolio securities denominated in     paper. Foreign obligations are obligations
     U.S. dollars and meeting strict standards of    (limited to commercial paper and other notes)
     credit quality. Credit quality is generally     issued or guaranteed by a foreign government or
     established by credit ratings                   other entity located or organized in a foreign
                                                     country that maintains a sovereign debt rating in
Important characteristics of the Fund's              the highest short-term rating category by at least
investments -- the Fund will only buy money market   two nationally recognized statistical rating
instruments that:                                    organizations ("NRSROs") or, if only one NRSRO has
                                                     rated such debt, then by that NRSRO (or, if
-    receive the highest rating (or one of the two   unrated, determined by the Adviser to be of
     highest ratings if the security is a            comparable quality).
     corporate obligation) by two or more
     nationally recognized rating agencies           The Fund also may invest in obligations issued or
     (NRSRO), such as Standard & Poor's and          guaranteed by agencies, authorities,
     Moody's                                         instrumentalities or sponsored enterprises of the
                                                     U.S. government and in repurchase agreements
-    receive only one of the highest NRSRO ratings   collateralized by government obligations and
     if only one organization has rated the          issued by financial institutions such as banks and
     security                                        broker-dealers. High quality money market
                                                     instruments are securities that present minimal
-    are unrated, but are determined by the          credit risks as determined by the Adviser and
     adviser to be of comparable quality             generally include securities that are rated at the
                                                     time of purchase by at least two NRSROs or, if
PRINCIPAL POLICIES:                                  only one NRSRO has rated such securities, then by
                                                     that NRSRO, in the highest rating category for
-    Weighted average maturity must not exceed 90    such securities, and certain securities that are
     days                                            not rated but are of comparable quality as
                                                     determined by the Adviser.
-    No investment in securities with maturities
     over 397 days (approximately 13 months).        In selecting investments for the Fund, the Adviser
                                                     actively buys throughout the money market yield
                                                     curve, managing maturities to meet or exceed
                                                     shareholder liquidity needs while seeking the
                                                     highest possible yield consistent with the Fund's

                                                     risk profile.

                                                     As a money market fund, the Fund invests only in
                                                     instruments with remaining maturities of 397 days
                                                     or less (or in variable or floating rate
                                                     obligations with maturities that may exceed 397
                                                     days if they meet certain conditions) that the
                                                     Adviser believes present minimal credit risk. The
                                                     Fund maintains an average weighted maturity of 90
                                                     days or less.

PRINCIPAL RISKS:                                     PRINCIPAL RISKS:

Counter-Party Risk                                   Counter-Party Risk
Credit Risk                                          Credit Risk
General Risk                                         General Risk
Interest Rate Risk                                   Interest Rate Risk
Stable NAV Risk                                      Stable NAV Risk

For more information on the Fund's principal         For more information on the Fund's principal
risks, see "Principal Risk Factors" below.           risks, see "Principal Risk Factors" below.

PERFORMANCE: PNC PRIME MONEY MARKET FUND/ALLEGIANT MONEY MARKET FUND

The bar charts and performance information for the Selling Fund and Acquiring Fund illustrate how each of those Funds has performed in the past. The Funds' past performances do not necessarily indicate how the Funds will perform in the future. All returns include the reinvestment of dividends and distributions.

The bar charts show changes in the performance of the Selling Fund's Class A Shares and the Acquiring Fund's Class A Shares from year to year. The performance of Class C Shares and Institutional Shares of the Selling Fund and Class I Shares of the Acquiring Fund will differ due to differences in expenses. Class C Shareholders of the Selling Fund will be reorganized into Class A Shares of the Acquiring Fund.

PNC PRIME MONEY MARKET FUND - CLASS A SHARES
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
4.37%  5.61%  3.38%  1.10%  0.80%  0.49%  2.34%  4.17%  4.41%  2.05%

                                 QUARTER ENDING

BEST QUARTER    9/30/2000   1.46%
WORST QUARTER   3/31/2004   0.05%

The Selling Fund's year-to-date return for Class A Shares through September 30, 2009 was 0.10%.

ALLEGIANT MONEY MARKET FUND - CLASS A SHARES
(ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
4.76%  6.05%  3.66%  1.22%  0.53%  0.71%  2.62%  4.52%  4.74%  2.23%

                                 QUARTER ENDING

BEST QUARTER    9/30/2000   1.56%
WORST QUARTER   6/30/2004   0.10%

The Acquiring Fund's year-to-date return for Class A Shares through September 30, 2009 was 0.11%.

The following table compares the average annual total returns for the periods ended December 31, 2008 for the Selling Fund and the Acquiring Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008

                              1 YEAR   5 YEARS     10 YEARS
                              ------   -------   ------------
PNC PRIME MONEY MARKET FUND
CLASS A SHARES                 2.05%    2.68%        2.86%
CLASS C SHARES                 1.05%    2.68%        2.67%
INSTITUTIONAL SHARES           2.56%    3.19%        3.31%

                                                     SINCE
                              1 YEAR   5 YEARS   INCEPTION(1)
                              ------   -------   ------------
ALLEGIANT MONEY MARKET FUND
CLASS A SHARES                 2.23%    2.95%        3.09%
CLASS I SHARES                 2.49%    3.21%        3.33%

----------
(1)  Date of Inception is 11/15/2000.

FEES AND EXPENSES: PNC PRIME MONEY MARKET FUND/ALLEGIANT MONEY MARKET FUND

As part of the Reorganization, shares of each class of the PNC Prime Money Market Fund will be exchanged for shares of the Allegiant Money Market Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class A and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund (currently and following the Reorganization) are lower than those of the Selling Fund (before and after voluntary fee waivers). The contractual investment advisory fee (currently and following the Reorganization) of the Selling Fund is the same as that of the Acquiring Fund for assets under $1 billion. The pro forma columns show the Acquiring Fund's fees, post-Reorganization, assuming that the Reorganization is approved by shareholders of the Selling Fund. Class C shareholders of the Selling Fund will be reorganized into Class A Shares of the Acquiring Fund.

                                                            PNC PRIME
                                                          MONEY MARKET     ALLEGIANT MONEY       PRO FORMA
                                                          FUND - CLASS      MARKET FUND -    - ALLEGIANT MONEY
                                                            A SHARES       CLASS A SHARES      MARKET FUND -
                                                         (SELLING FUND)   (ACQUIRING FUND)     CLASS A SHARES
                                                         --------------   ----------------   -----------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                              None             None             None
Maximum Deferred Sales Charge (Load) (as a percentage
   of net asset value)                                        None             None             None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a percentage
   of offering price)                                         None             None             None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                None             None             None
Exchange Fee                                                  None             None             None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                      0.25%(1)         0.25%(2)         0.25%(2)
Distribution (12b-1) Fees                                     0.00%(3)         0.00%(4)         0.00%(4)
Other Expenses:
      Shareholder Servicing Fees                              0.25%(5)         0.25%(5)         0.25%(5)
      Acquired Fund Fees & Expenses                           0.02%(6)         0.00%            0.00%
      Other                                                   0.22%            0.13%            0.12%
Total Annual Fund Operating
   Expenses                                                   0.74%(7)         0.63%(2, 5)      0.62%(2, 5)

                                                            PNC PRIME
                                                          MONEY MARKET     ALLEGIANT MONEY       PRO FORMA
                                                          FUND - CLASS      MARKET FUND -    - ALLEGIANT MONEY
                                                            C SHARES       CLASS A SHARES      MARKET FUND -
                                                         (SELLING FUND)   (ACQUIRING FUND)    CLASS A SHARES
                                                         --------------   ----------------   -----------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                              None             None             None
Maximum Deferred Sales Charge (Load) (as a percentage
   of net asset value)                                        1.00%(8)         None             None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a percentage
   of offering price)                                         None             None             None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                None             None             None
Exchange Fee                                                  None             None             None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                      0.25%(1)         0.25%(2)         0.25%(2)
Distribution (12b-1) Fees                                     0.00%(3)         0.00%(4)         0.00%(4)
Other Expenses
   Shareholder Servicing Fees                                 0.25%(5)         0.25%(5)         0.25%(5)
   Acquired Fund Fees & Expenses                              0.02%(6)         0.00%            0.00%
   Other                                                      0.22%            0.13%            0.12%
Total Annual Fund Operating
Expenses                                                      0.74%(7)         0.63%(2, 5)      0.62%(2, 5)

                                                            PNC PRIME
                                                          MONEY MARKET
                                                             FUND -        ALLEGIANT MONEY       PRO FORMA
                                                          INSTITUTIONAL     MARKET FUND -    - ALLEGIANT MONEY
                                                             SHARES        CLASS I SHARES      MARKET FUND -
                                                         (SELLING FUND)   (ACQUIRING FUND)     CLASS I SHARES
                                                         --------------   ----------------   -----------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                              None             None             None
Maximum Deferred Sales Charge (Load) (as a percentage
   of net asset value)                                        None             None             None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a percentage
   of offering price)                                         None             None             None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                None             None             None
Exchange Fee                                                  None             None             None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                      0.25%(1)         0.25%(2)         0.25%(2)
Distribution (12b-1) Fees                                     None             None(4)          None(4)
Other Expenses
   Shareholder Servicing Fees                                 None             None             None
   Acquired Fund Fees & Expenses                              0.02%(6)         0.00%            0.00%
   Other                                                      0.22%            0.13%            0.12%
Total Annual Fund Operating
Expenses                                                      0.49%(7)         0.38%(2, 4)      0.37%(2, 4)

---------
(1)  The advisory fee is reduced to 0.20% on assets over $1 billion.

(2) The "Investment Advisory Fees" and "Total Annual Fund Operating Expenses" have been restated to reflect reduced contractual advisory fees effective October 1, 2008.

(3) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Selling Fund's Class A and Class C Shares during the current fiscal year. The Selling Fund may pay a maximum annual fee of 0.25% out of its Class A Shares and 0.75% out of its Class C Shares pursuant to a Rule 12b-1 Plan. The Selling Fund may reduce or eliminate the amount of 12b-1 fees paid to reduce the Selling Fund's total operating expenses and expects such payments to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

(4) Distribution (12b-1) Fees have been restated to limit the maximum fees to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year. Distribution (12b-1) Fees and "Total Annual Fund Operating Expenses" have been restated to reflect that, effective June 18, 2009, the Distribution (12b-1) Plan for Class I Shares has been terminated.

(5) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. With respect to the Acquiring Fund, the investment adviser and its affiliates have voluntarily agreed to waive Shareholder Servicing Fees payable to other financial institutions so that the Acquiring Fund shall bear expenses related to Shareholder Servicing Fees of 0.00%. This voluntary waiver by the investment adviser and its affiliates may be changed or terminated at any time. As a result, the "Total Annual Fund Operating Expenses" of the Acquiring Fund pre-Reorganization are 0.38% for Class A Shares and are expected to be 0.37% for Class A Shares post-Reorganization.

(6) "Acquired Fund" means any investment company in which a Fund invests or has invested during the period. A Fund's "Acquired Fund Fees and Expenses" are based on amounts for the fiscal year ended May 31, 2009. The "Total Annual Fund Operating Expenses" will not correlate to each Fund's ratio of expenses to average net assets in the Funds' Financial Highlights, which reflects the operating expenses of the Funds and does not include "Acquired Fund Fees and Expenses." The Funds calculate the Acquired Funds' expenses using the net expense ratios reported in the Acquired Funds' most recent shareholder reports.

(7) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 0.67% for Class A, 0.67% for Class C and 0.42% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice.

(8) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC PRIME MONEY MARKET FUND/ALLEGIANT MONEY MARKET FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

FUND                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                 ------   -------   -------   --------
PNC Prime Money Market Fund                            $76      $237      $411      $918
Allegiant Money Market Fund                            $64      $202      $351      $786
Pro Forma - Allegiant Money Market Fund                $63      $199      $346      $774

      CLASS C/ CLASS A - IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD

FUND                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                 ------   -------   -------   --------
PNC Prime Money Market Fund - Class C                 $176      $237      $411      $918
Allegiant Money Market Fund - Class A                 $ 64      $202      $351      $786
Pro Forma - Allegiant Money Market Fund - Class A     $ 63      $199      $346      $774

  CLASS C/ CLASS A - IF YOU DO NOT REDEEM YOUR SHARES AT THE END OF THE PERIOD

FUND                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                 ------   -------   -------   --------
PNC Prime Money Market Fund - Class C                  $76      $237      $411      $918
Allegiant Money Market Fund - Class A                  $64      $202      $351      $786
Pro Forma - Allegiant Money Market Fund - Class A      $63      $199      $346      $774

                              INSTITUTIONAL/CLASS I

FUND                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                 ------   -------   -------   --------
PNC Prime Money Market Fund - Institutional Shares     $50      $157      $274      $616
Allegiant Money Market Fund - I Shares                 $39      $122      $213      $480
Pro Forma - Allegiant Money Market Fund - I Shares     $38      $119      $208      $468

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC TAX-EXEMPT LIMITED MATURITY BOND FUND/ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND

Because the Acquiring Fund is a new Fund organized specifically to receive all of the assets and carry on the business of the Selling Fund, the investment objective of the Acquiring Fund is identical to that of the Selling Fund, and the investment strategies of each Fund are substantially similar. The Selling Fund requires that the Fund may not change its investment objective without giving shareholders at least 30 days' notice. The Selling Fund also will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in tax-exempt municipal bonds, without obtaining shareholder approval. The investment objective and policies of the Acquiring Fund will be non-fundamental, which means that they may be changed by vote of the Board of Trustees and without shareholder approval.

PNC TAX-EXEMPT LIMITED MATURITY BOND FUND                          ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND
(SELLING FUND)                                                     (ACQUIRING FUND)
----------------------------------------------------------------   -----------------------------------------------------------------
INVESTMENT OBJECTIVE:                                              INVESTMENT OBJECTIVE:
High level of income that is exempt from regular federal income    High level of income that is exempt from regular federal income
tax as is consistent with relative protection of capital           tax as is consistent with relative protection of capital

INVESTMENT STRATEGIES:                                             INVESTMENT STRATEGIES:

The Fund pursues its investment objective by investing at least    As a matter of fundamental policy, the Fund normally invests at
80% of its net assets (which includes borrowings for investment    least 80% of its net assets (which includes borrowings for
purposes) in municipal bonds and other municipal obligations       investment purposes) in municipal bonds and other municipal
that pay interest that is exempt from both regular federal         obligations that pay interest that is exempt from both regular
income tax and federal alternative minimum tax. Under normal       federal income tax and federal alternative minimum tax. The Fund
market conditions, the Fund's principal investment strategies      will invest in securities of varying maturity, but generally will
include:                                                           favor those with short to medium maturities. The Fund normally will maintain a dollar-weighted average portfolio maturity of
-    The Fund will generally purchase investment grade debt        between one and five years.
     municipal obligations in the top four rating categories of
     credit quality and may invest up to 10% of its assets in      In selecting securities for the Fund to buy and sell, the Adviser
     below-investment grade securities, also known as high yield   monitors economic trends, including possible changes in interest
     "junk" bonds.                                                 rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures,
-    Maintaining dollar weighted average maturity of one to five   maturities and regions of the country. The Fund will generally
     years                                                         purchase investment grade debt municipal obligations in one of the four highest rating categories of credit quality rated by at
-    The Fund may invest up to 20% of its total assets in          least one nationally recognized statistical rating organization
     interest rate swaps                                           or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 10% of its assets in
-    Monitoring economic trends, including possible changes in     below-investment grade securities, also known as high yield
     interest rates, and evaluates many factors that may           "junk" bonds (generally rated below the BBB category). The Fund
     influence supply and demand among municipal securities of     may also invest up to 20% of its total assets in interest rate
     various structures, maturities and regions of the country     swaps.

- Investing in securities of any maturity, however, generally favoring those with short and medium maturities

PRINCIPAL POLICIES:

-    No more than 10% of assets in high yield "junk" bonds
     (generally rated below the BBB category)

-    No more than 20% of total assets in interest rate swaps

PNC TAX-EXEMPT LIMITED MATURITY BOND FUND                          ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND
(SELLING FUND)                                                     (ACQUIRING FUND)
----------------------------------------------------------------   -----------------------------------------------------------------
-    Maintain a dollar weighted average maturity of one to five years.

PRINCIPAL RISKS:                                                   PRINCIPAL RISKS:
Credit Risk                                                        Credit Risk
Derivatives Risk                                                   Derivatives Risk
Interest Rate Risk                                                 Interest Rate Risk
Market Risk                                                        Market Risk

For more information on the Fund's principal risks, see            For more information on the Fund's principal risks, see
"Principal Risk Factors" below.                                    "Principal Risk Factors" below.

PERFORMANCE: PNC TAX-EXEMPT LIMITED MATURITY BOND FUND/ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND

The bar chart and performance information for the Selling Fund illustrates how the Fund has performed in the past. The Selling Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The following bar chart shows changes in the performance of the Selling Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns would be less than those shown below. The performance of Class C Shares and Institutional Shares of the Selling Fund will differ due to differences in expenses. After the Reorganization, the Acquiring Fund, as the successor to the Selling Fund, will assume and publish the investment performance record of the Selling Fund. The Acquiring Fund is newly formed and has no operational history. The Acquiring Fund will assume the performance record of the Selling Fund if the Reorganization is approved.

PNC TAX-EXEMPT LIMITED MATURITY BOND FUND - CLASS A SHARES(1)
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
0.34%  5.49%  4.83%  4.92%  1.55%  0.42%  0.12%  2.27%  3.83%  3.86%

                                 QUARTER ENDING

BEST QUARTER    6/30/2002    2.92%
WORST QUARTER   6/30/1999   -1.30%

----------
(1) Prior to September 30, 2002, the quarter performance of Class A Shares reflects the performance of the Institutional Shares adjusted to reflect the expenses of Class A Shares.

The Selling Fund's year-to-date return for Class A Shares through September 30, 2009 was (0.82)%.

The following table compares the average annual total returns for the periods ended December 31, 2008, including applicable sales charges, for the Selling Fund to those of the Barclays Capital Mutual Fund Short Index.

After-tax returns are shown for only Class A Shares of the Selling Fund. After-tax returns for Class C Shares and Institutional Shares of the Selling Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                               1 YEAR   5 YEARS   10 YEARS
                                                               ------   -------   --------
PNC TAX-EXEMPT LIMITED MATURITY BOND FUND
CLASS A SHARES
Returns Before Taxes                                           -0.51%    1.21%      2.29%
Returns After Taxes on Distributions                           -0.51%    1.21%      2.28%
Returns After Taxes on Distributions and Sale of Fund Shares    0.49%    1.34%      2.34%
CLASS C SHARES                                                  2.34%    1.56%      2.22%
INSTITUTIONAL SHARES                                            4.38%    2.58%      3.25%
Barclays Capital Mutual Fund Short Index (reflects no
   deduction for fees, expenses or taxes)(1)                    5.37%    3.23%      3.97%

----------
(1) The Barclays Capital Mutual Fund Short Index is an unmanaged index that tracks the performance of highly rated, short duration municipal bonds with effective maturities of 0 - 6 years.

FEES AND EXPENSES: PNC TAX-EXEMPT LIMITED MATURITY BOND FUND/ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND

As part of the Reorganization, shares of each class of the PNC Tax-Exempt Limited Maturity Bond Fund will be exchanged for shares of the Allegiant Tax Exempt Limited Maturity Bond Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class C and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund following the Reorganization will be lower than or equal to those of the

Selling Fund (before and after voluntary fee waivers). The contractual investment advisory fee following the Reorganization of the Acquiring Fund will be lower than that of the Selling Fund for assets under $1 billion. The Acquiring Fund's maximum front-end sales charge for Class A Shares is lower than the Selling Fund's maximum front-end sales charge for Class A Shares. The Acquiring Fund is newly organized and has not commenced operations to date. The amounts for shares of the Acquiring Fund set forth in the following table and in the examples are based on what the estimated expenses of the Acquiring Fund would have been for the fiscal year ending May 31, 2009, assuming the Reorganization had taken place as of that date.

                                                                              PRO FORMA -
                                                          PNC TAX-EXEMPT     ALLEGIANT TAX
                                                         LIMITED MATURITY   EXEMPT LIMITED
                                                            BOND FUND -      MATURITY BOND
                                                          CLASS A SHARES     FUND - CLASS
                                                          (SELLING FUND)       A SHARES
                                                         ----------------   --------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                         4.25%(1)         3.00%(1)
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)                        None(2)          None(3)
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a percentage
   of offering price)                                          None             None
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                              None             None
Exchange Fee                                                   None             None
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets,
   as a percentage of average net assets)
Investment Advisory Fees                                       0.50%(4)         0.40%
Distribution (12b-1) Fees                                      0.25%            0.03%(5)
Other Expenses:
   Shareholder Servicing Fees                                  0.25%(6)         0.25%(6)
   Other                                                       0.37%            0.18%(7)
Total Annual Fund Operating Expenses                           1.37%(8)         0.86%(7,9)

                                                                               PRO FORMA
                                                          PNC TAX-EXEMPT      - ALLEGIANT
                                                         LIMITED MATURITY      TAX EXEMPT
                                                            BOND FUND -     LIMITED MATURITY
                                                          CLASS C SHARES      BOND FUND -
                                                          (SELLING FUND)     CLASS C SHARES
                                                         ----------------   ----------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                         None              None
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)                        1.00%(10)         1.00%(11)
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a percentage
   of offering price)                                          None              None
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                              None              None
Exchange Fee                                                   None              None
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets,
   as a percentage of average net assets)
Investment Advisory Fees                                       0.50%(4)          0.40%
Distribution (12b-1) Fees                                      0.75%             0.75%
Other Expenses
   Shareholder Servicing Fees                                  0.25%(6)          0.25%(6)
   Other                                                       0.37%             0.18%(7)
Total Annual Fund Operating Expenses                           1.87%(8)          1.58%(7,9)

                                                          PNC TAX-EXEMPT        PRO FORMA
                                                         LIMITED MATURITY      - ALLEGIANT
                                                            BOND FUND -        TAX EXEMPT
                                                           INSTITUTIONAL    LIMITED MATURITY
                                                              SHARES           BOND FUND -
                                                          (SELLING FUND)     CLASS I SHARES
                                                         ----------------   ----------------
SHAREHOLDER FEES (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                        None               None
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)                       None               None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a percentage
   of offering price)                                         None               None
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                             None               None
Exchange Fee                                                  None               None
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets,
   as a percentage of average net assets)
Investment Advisory Fees                                      0.50%(4)           0.40%
Distribution (12b-1) Fees                                     None               None
Other Expenses:
   Shareholder Servicing Fees                                 None               None
   Other                                                      0.37%              0.18%(7)
Total Annual Fund Operating
Expenses                                                      0.87%(8)           0.58%(7,9)

----------
(1) This sales charge varies depending upon how much you invest. For more information on the sales charge waiver, see the "Purchase, Redemption and Exchange Procedures" section of this Proxy Statement.

(2)  On investments of $1 million or more, a contingent deferred sales charge
     (CDSC) of 1.00% is charged when you sell Class A Shares within one year of buying them.

(3) A contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.

(4)  The advisory fee is reduced to 0.25% on assets over $1 billion.

(5) Distribution (12b-1) Fees have been restated to limit the maximum fees to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Acquiring Fund's distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

(6) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes.

(7) "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect current fees and expenses.

(8) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 1.03% for Class A, 1.53% for Class C and 0.53% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice. The investment adviser may seek reimbursement from the Selling Fund for certain waived or reimbursed amounts, subject to Board approval.

(9) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Acquiring Fund are expected to be 0.81% for Class A, 1.53% for Class C and 0.53% for Class I Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice. The investment adviser may seek reimbursement from the Acquiring Fund for such waived or reimbursed amounts whenever the Acquiring Fund's "Total Annual Fund

     Operating Expenses" is below 0.81% for Class A, 1.53% for Class C and 0.53% for Class I Shares, subject to Board approval.

(10) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

(11) A contingent deferred sales charge is charged only with respect to Class C Shares of the Acquiring Fund redeemed prior to 18 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC TAX-EXEMPT LIMITED MATURITY BOND FUND/ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

FUND                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                          ------   -------   -------   --------
PNC Tax-Exempt Limited Maturity Bond Fund                      $559      $840     $1,143    $2,001
Pro Forma - Allegiant Tax Exempt Limited Maturity Bond Fund    $385      $566     $  762    $1,329

          CLASS C - IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD

FUND                                                          1 YEAR   3 YEARS   5 YEARS   10 YEAR
----                                                          ------   -------   -------   -------
PNC Tax-Exempt Limited Maturity Bond Fund                      $290      $588     $1,011    $2,190
Pro Forma - Allegiant Tax Exempt Limited Maturity Bond Fund    $261      $499     $  860    $1,878

       CLASS C - IF YOU DO NOT REDEEM YOUR SHARES AT THE END OF THE PERIOD

FUND                                                          1 YEAR   3 YEARS   5 YEARS   10 YEAR
----                                                          ------   -------   -------   -------
PNC Tax-Exempt Limited Maturity Bond Fund                      $190     $588      $1,011    $2,190
Pro Forma - Allegiant Tax Exempt Limited Maturity Bond Fund    $161     $499      $  860    $1,878

                              INSTITUTIONAL/CLASS I

FUND                                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                                     ------   -------   -------   --------
PNC Tax-Exempt Limited Maturity Bond Fund - Institutional Shares           $89      $278      $482     $1,073
Pro Forma - Allegiant Tax Exempt Limited Maturity Bond Fund - I Shares     $59      $186      $324     $  726

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC TAX-EXEMPT MONEY MARKET FUND/ALLEGIANT TAX EXEMPT MONEY MARKET FUND

The investment objective of the Selling Fund is fundamental, which means that it may not be changed without a vote of a majority of the Fund's shareholders. The investment objective of the Acquiring Fund will be non-fundamental, which means that it may be changed by vote of the Board of Trustees and without shareholder approval. Both the Selling Fund and the Acquiring Fund will not change their investment policies of investing at least 80% of their net assets (which includes borrowings for investment purposes) in international equity securities without approval of a majority of the Fund's shareholders.

PNC TAX-EXEMPT MONEY MARKET FUND                     ALLEGIANT TAX EXEMPT MONEY MARKET FUND
(Selling Fund)                                       (Acquiring Fund)
--------------------------------                     --------------------------------------------------
INVESTMENT OBJECTIVE:                                INVESTMENT OBJECTIVE:

As high a level of current income exempt from        High current interest income exempt from federal
federal income tax as is consistent with liquidity   income tax consistent with stability of principal
and stability of principal                           while maintaining liquidity

INVESTMENT STRATEGIES:                               INVESTMENT STRATEGIES:

The Fund pursues its investment objective by         The Fund invests primarily in high quality,
investing in short-term, high-quality municipal      short-term money market instruments issued by or
obligations. Under normal market conditions, the     on behalf of states, territories and possessions
Fund's principal investment strategies include       of the United States, the District of Columbia and
investing:                                           their political subdivisions, agencies,
                                                     instrumentalities and authorities that pay
-    at least 80% of its net assets (which           interest exempt from federal income taxes
     includes borrowings for investment purposes)    ("municipal money market instruments"). However,
     in short-term municipal obligations whose       Fund dividends will generally be taxable for state
     interest is exempt from federal regular and     and local income tax purposes. Also, some Fund
     alternative minimum income taxes                dividends may be taxable for federal income tax
                                                     purposes if the Fund, as it is permitted to do,
-    only in securities denominated in U.S.          invests some of its assets in taxable instruments.
     dollars and meeting strict standards of         High quality money market instruments are
     credit quality. All portfolio securities must   securities that present minimal credit risks as
     be denominated in U.S. dollars and must meet    determined by the Adviser and generally include
     strict standards for credit quality. Credit     securities that are rated at the time of purchase
     quality is generally established by credit      by at least two NRSROs or, if only one NRSRO has
     ratings                                         rated such securities, then by that NRSRO, in the
                                                     two highest rating categories for such securities,
Important characteristics of the Fund's              and certain securities that are not rated but are
investments - the Fund will only buy municipal       of comparable quality as determined by the
obligations that:                                    Adviser.

-    received one of the two highest short-term      As a matter of fundamental policy, the Fund
     ratings from each nationally recognized         invests its assets so that at least 80% of its
     rating agency ("NRSRO"), such are Standard &    annual interest income is not only exempt from
     Poor's and Moody's, that has rated the          regular federal income tax, but is not considered
     obligation                                      a preference item for purposes of the federal
                                                     alternative minimum tax.
-    received only one of the highest ratings if
     only one NRSRO has rated the security           In managing the Fund, the Adviser assesses current
                                                     and projected market conditions, particularly
-    are unrated, but are determined by the          interest rates. Based on this assessment and a
     adviser to be of comparable quality             separate credit analysis, the Adviser uses gradual
                                                     shifts in portfolio maturity to respond to
PRINCIPAL POLICIES:                                  expected

- Weighted average maturity must not exceed 90 days

- No investment in securities with maturities over 397 days (approximately 13 months)

PNC TAX-EXEMPT MONEY MARKET FUND                     ALLEGIANT TAX EXEMPT MONEY MARKET FUND
(Selling Fund)                                       (Acquiring Fund)
--------------------------------                     --------------------------------------------------
                                                     changes and selects securities that it believes
                                                     offer the most attractive risk/return trade off.

                                                     As a money market fund, the Fund invests only in
                                                     instruments with remaining maturities of 397 days
                                                     or less (or in variable or floating rate
                                                     obligations with maturities that may exceed 397
                                                     days if they meet certain conditions) that the
                                                     Adviser believes present minimal credit risk. The
                                                     Fund maintains an average weighted maturity of 90
                                                     days or less.

PRINCIPAL RISKS:                                     PRINCIPAL RISKS:

Credit Risk                                          Credit Risk
General Risk                                         General Risk
Interest Rate Risk                                   Interest Rate Risk
Stable NAV Risk                                      Stable NAV Risk

For more information on the Fund's principal         For more information on the Fund's principal
risks, see "Principal Risk Factors" below.           risks, see "Principal Risk Factors" below.

PERFORMANCE: PNC TAX-EXEMPT MONEY MARKET FUND/ALLEGIANT TAX EXEMPT MONEY MARKET FUND

The bar charts and performance information for the Selling Fund and Acquiring Fund illustrate how each of those Funds has performed in the past. The Funds' past performances do not necessarily indicate how the Funds will perform in the future. All returns include the reinvestment of dividends and distributions.

The bar charts show changes in the performance of the Selling Fund's Class A Shares and the Acquiring Fund's Class A Shares from year to year. The performance of Class C Shares and Institutional Shares of the Selling Fund and Class I Shares of the Acquiring Fund will differ due to differences in expenses. The Acquiring Fund does not currently offer Class C Shares.

PNC TAX-EXEMPT MONEY MARKET FUND - CLASS A SHARES
(SELLING FUND)

CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

1999    2000    2001    2002    2003    2004    2005    2006    2007    2008
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
2.35%   3.20%   1.91%   0.71%   0.66%   0.28%   1.51%   2.50%   2.72%   1.21%

                                 QUARTER ENDING

BEST QUARTER     12/31/2000   0.85%
WORST QUARTER     3/31/2004   0.02%

The Selling Fund's year-to-date return for Class A Shares through September 30, 2009 was 0.04%.

ALLEGIANT TAX EXEMPT MONEY MARKET FUND - CLASS A SHARES
(ACQUIRING FUND)

CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

1999    2000    2001    2002    2003    2004    2005    2006    2007    2008
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
2.80%   3.68%   2.37%   0.94%   0.50%   0.65%   1.85%   2.94%   3.17%   1.78%

                                 QUARTER ENDING

BEST QUARTER     12/31/2000   0.97%
WORST QUARTER     9/30/2003   0.09%

The Acquiring Fund's year-to-date return for Class A Shares through September 30, 2009 was 0.16%.

The following table compares the average annual total returns for the periods ended December 31, 2008 for the Selling Fund and the Acquiring Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008

                                         1 YEAR   5 YEARS   10 YEARS
                                         ------   -------   --------
PNC TAX-EXEMPT MONEY MARKET FUND
CLASS A SHARES                            1.21%    1.64%      1.70%
CLASS C SHARES                            0.19%    1.69%      1.53%
INSTITUTIONAL SHARES                      1.72%    2.15%      2.15%
ALLEGIANT TAX EXEMPT MONEY MARKET FUND
CLASS A SHARES                            1.78%    2.07%      2.06%
CLASS I SHARES                            2.03%    2.33%      2.29%

FEES AND EXPENSES: PNC TAX-EXEMPT MONEY MARKET FUND/ALLEGIANT TAX EXEMPT MONEY MARKET FUND

As part of the Reorganization, shares of each class of the PNC Tax-Exempt Money Market Fund will be exchanged for shares of the Allegiant Tax Exempt Money Market Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class C and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund (currently and following the Reorganization) are lower than those of the Selling Fund (before and after voluntary fee waivers). The contractual investment advisory fee (currently and following the Reorganization) of the Selling Fund is lower than that of the Acquiring Fund for assets under $1 billion. The pro forma columns show the Acquiring Fund's fees, post-Reorganization, assuming that the Reorganization is approved by shareholders of the Selling Fund. As indicated in the Average Annual Total Returns section above, the Acquiring Fund does not currently offer Class C Shares. Accordingly, Class C shareholders of the Selling Fund will be reorganized into Class A Shares of the Acquiring Fund.

                                                PNC TAX-EXEMPT     ALLEGIANT TAX       PRO FORMA
                                                 MONEY MARKET      EXEMPT MONEY     - ALLEGIANT TAX
                                                FUND - CLASS A     MARKET FUND -     EXEMPT MONEY
                                                    SHARES        CLASS A SHARES     MARKET FUND -
                                                (SELLING FUND)   (ACQUIRING FUND)   CLASS A SHARES
                                                --------------   ----------------   ---------------
SHAREHOLDER FEES* (paid directly from your
   investment)
Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of offering
   price)                                           None              None              None
Maximum Deferred Sales Charge (Load) (as a
   percentage of net asset value)                   None              None              None
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends and Other
   Distributions (as a percentage of offering
   price)                                           None              None              None
Redemption Fee (as a percentage of amount
   redeemed, if applicable)                         None              None              None
Exchange Fee                                        None              None              None
ANNUAL FUND OPERATING EXPENSES (expenses that
   are deducted from Fund assets, as a
   percentage of average net assets)
Investment Advisory Fees                            0.25%(1)          0.20%             0.20%
Distribution (12b-1) Fees                           0.00%(2)          0.03%(3)          0.03%(3)
Other Expenses:
   Shareholder Servicing Fees                       0.25%(4)          0.25%(4)          0.25%(4)
   Other                                            0.24%             0.14%(5)          0.13%(5)
Total Annual Fund Operating
   Expenses                                         0.74%(6)          0.62%(7)          0.61%(7)

                                                PNC TAX-EXEMPT     ALLEGIANT TAX       PRO FORMA
                                                 MONEY MARKET      EXEMPT MONEY     - ALLEGIANT TAX
                                                FUND - CLASS C     MARKET FUND -     EXEMPT MONEY
                                                    SHARES        CLASS A SHARES     MARKET FUND -
                                                (SELLING FUND)   (ACQUIRING FUND)   CLASS A SHARES
                                                --------------   ----------------   ---------------
SHAREHOLDER FEES* (paid directly from your
   investment)
Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of offering
   price)                                           None              None              None
Maximum Deferred Sales Charge (Load) (as a
   percentage of net asset value)                   1.00%(8)          None              None
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends and Other
   Distributions (as a percentage of offering
   price)                                           None              None              None
Redemption Fee (as a percentage of amount
   redeemed, if applicable)                         None              None              None
Exchange Fee                                        None              None              None
ANNUAL FUND OPERATING EXPENSES (expenses that
   are deducted from Fund assets, as a
   percentage of average net assets)
Investment Advisory Fees                            0.25%(1)          0.20%             0.20%
Distribution (12b-1) Fees                           0.00%(2)          0.03%(3)          0.03%(3)
Other Expenses:
   Shareholder Servicing Fees                       0.25%(4)          0.25%(4)          0.25%(4)
   Other                                            0.24%             0.14%(5)          0.13%(5)
Total Annual Fund Operating
   Expenses                                         0.74%(6)          0.62%(7)          0.61%(7)

                                                PNC TAX-EXEMPT
                                                 MONEY MARKET      ALLEGIANT TAX       PRO FORMA
                                                    FUND -         EXEMPT MONEY     - ALLEGIANT TAX
                                                 INSTITUTIONAL     MARKET FUND -     EXEMPT MONEY
                                                    SHARES        CLASS I SHARES     MARKET FUND -
                                                (SELLING FUND)   (ACQUIRING FUND)   CLASS I SHARES
                                                --------------   ----------------   ---------------
SHAREHOLDER FEES* (paid directly from your
   investment)
Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of offering
   price)                                           None             None              None
Maximum Deferred Sales Charge (Load) (as a
   percentage of net asset value)                   None             None              None
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends and Other
   Distributions (as a percentage of offering
   price)                                           None             None              None
Redemption Fee (as a percentage of amount
   redeemed, if applicable)                         None             None              None
Exchange Fee                                        None             None              None
ANNUAL FUND OPERATING EXPENSES (expenses that
   are deducted from Fund assets, as a
   percentage of average net assets)
Investment Advisory Fees                            0.25%(1)         0.20%             0.20%
Distribution (12b-1) Fees                           None             None(3)           None(3)
Other Expenses:
   Shareholder Servicing Fees                       None             None              None
   Other                                            0.24%            0.14%(5)          0.13%(5)
Total Annual Fund Operating
   Expenses                                         0.49%(6)         0.34%(3, 7)       0.33%(3, 7)

----------
(1)  The advisory fee is reduced to 0.20% on assets over $1 billion.

(2) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Selling Fund's Class A and Class C Shares during the current fiscal year. The Selling Fund may pay a maximum annual fee of 0.25% out of its Class A Shares and 0.75% out of its Class C Shares pursuant to a Rule 12b-1 Plan. The Selling Fund may reduce or eliminate the amount of 12b-1 fees paid to reduce the Selling Fund's total operating expenses and expects such payments to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

(3) Distribution (12b-1) Fees have been restated to limit the maximum fees to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year. Distribution (12b-1) Fees and "Total Annual Fund Operating Expenses" have been restated to reflect that, effective June 18, 2009, the Distribution (12b-1) Plan for Class I Shares has been terminated.

(4) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. With respect to the Acquiring Fund, the investment adviser and its affiliates have voluntarily agreed to waive Shareholder Servicing Fees payable to other financial institutions so that the Acquiring Fund shall bear expenses related to Shareholder Servicing Fees of 0.00%. This voluntary waiver by the investment adviser and its affiliates may be changed or terminated at any time. As a result, the "Total Annual Fund Operating Expenses" of the Acquiring Fund pre-Reorganization are 0.37% for Class A Shares and are expected to be 0.36% for Class A Shares post-Reorganization, before additional voluntary waivers. See footnote 7 below for details on additional voluntary waivers.

(5) "Other Expenses" include indirect fees and expenses related to investments in other investment companies that equal less than 0.01% but greater than 0.005%.

(6) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 0.65% for Class A, 0.65% for Class C and 0.40% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice.

(7) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Acquiring Fund pre-Reorganization are 0.32% for Class A Shares (after taking into account the voluntary waiver of Shareholder Servicing Fees discussed in footnote 4 above) and 0.29% for Class I Shares. "Total Annual Fund Operating Expenses" of the Acquiring Fund post-Reorganization are expected to be 0.31% for Class A Shares (after taking into account the voluntary waiver of Shareholder Servicing Fees discussed in footnote 4 above) and 0.28% for Class I Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice.

(8) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC TAX-EXEMPT MONEY MARKET FUND/ALLEGIANT TAX EXEMPT MONEY MARKET FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

FUND                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                           ------   -------   -------   --------
PNC Tax-Exempt Money Market Fund                                 $76      $237      $411       $918
Allegiant Tax Exempt Money Market Fund                           $63      $199      $346       $774
Pro Forma - Allegiant Tax Exempt Money Market Fund               $62      $195      $340       $762

      CLASS A/CLASS C - IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD

FUND                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                           ------   -------   -------   --------
PNC Tax-Exempt Money Market Fund - Class C                      $176      $237      $411       $918
Allegiant Tax Exempt Money Market Fund - Class A                $ 63      $199      $346       $774
Pro Forma - Allegiant Tax Exempt Money Market Fund - Class A    $ 62      $195      $340       $762

   CLASS A/CLASS C - IF YOU DO NOT REDEEM YOUR SHARES AT THE END OF THE PERIOD

FUND                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                           ------   -------   -------   --------
PNC Tax-Exempt Money Market Fund - Class C                       $76      $237      $411       $918
Allegiant Tax Exempt Money Market Fund - Class A                 $63      $199      $346       $774
Pro Forma - Allegiant Tax Exempt Money Market Fund - Class A     $62      $195      $340       $762

                              INSTITUTIONAL/CLASS I

FUND                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                           ------   -------   -------   --------
PNC Tax-Exempt Money Market Fund - Institutional Shares          $50      $157      $274       $616
Allegiant Tax Exempt Money Market Fund - I Shares                $35      $109      $191       $431
Pro Forma - Allegiant Tax Exempt Money Market Fund - I Shares    $34      $106      $185       $418

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC TOTAL RETURN BOND FUND/ALLEGIANT TOTAL RETURN ADVANTAGE FUND

The Selling Fund requires that the Fund may not change its investment objective without giving shareholders at least 30 days' notice. The investment objective of the Acquiring Fund is non-fundamental, which means that it may be changed by vote of the Board of Trustees and without shareholder approval. Both the Selling Fund and the Acquiring Fund will not change their investment policies of investing at least 80% of their net assets (which includes borrowings for investment purposes) in investment grade debt securities/bonds unless they give shareholders at least 60 days' notice.

PNC TOTAL RETURN BOND FUND              ALLEGIANT TOTAL RETURN ADVANTAGE FUND
(Selling Fund)                          (Acquiring Fund)
-------------------------------------   ----------------------------------------
INVESTMENT OBJECTIVE:                   INVESTMENT OBJECTIVE: Current income as
                                        well as capital appreciation
Total return by combining elements of
capital appreciation and as high a      INVESTMENT STRATEGIES:
level of current income as is
consistent with protection of capital   The Fund invests in a diversified
                                        portfolio of investment grade fixed
INVESTMENT STRATEGIES:                  income securities. The dollar-weighted
                                        average maturity of the Fund's portfolio
Under normal market conditions, the     is normally expected to range from four
Fund's principal investment             to twelve years, but may vary in
strategies include:                     response to market conditions. Under
                                        normal circumstances, the Fund invests
-    Purchasing investment grade debt   at least 80% of the value of its net
     obligations in the top four        assets in investment grade debt
     rankings of credit quality         securities. The Fund will provide
                                        shareholders with at least 60 days'
-    Relying on interest rate           written notice before changing this 80%
     forecasts, which are created       policy.
     using both fundamental analysis
     and proprietary quantitative       The Fund invests primarily in fixed
     models, to adjust portfolio        income securities of all types,
     duration relative to the Fund's    including asset-backed securities and
     benchmark                          mortgage-backed securities and
                                        obligations of corporate and U.S.
-    Purchasing securities that         government issuers. Corporate
     provide current income and the     obligations may include bonds, notes and
     potential for capital              debentures. U.S. government securities
     appreciation (increase in the      may include securities issued or
     market price of a security)        guaranteed by agencies, authorities,
                                        instrumentalities or sponsored
-    In an effort to maximize the       enterprises of the U.S. government, such
     Fund's total return, the adviser   as GNMA, FNMA, Freddie Mac and FHLBs, as
     will manage the portfolio's        well as obligations issued or guaranteed
     duration, shift assets among       by the U.S. government, including U.S.
     bond market sectors, identify      Treasury bills, notes and bonds.
     undervalued securities, and take   Investment grade fixed income securities
     advantage of changes in interest   are those rated in one of the four
     rates.                             highest rating categories by at least
                                        one NRSRO, or, if unrated, determined by
-    Maintaining a dollar weighted      the Adviser to be of comparable quality.
     average maturity between four to
     fifteen years o The adviser may    If a security is downgraded, the Adviser
     trade the Fund's securities        will reevaluate the holding to determine
     actively                           what action, including sale of the
                                        security, is in the best interests of
PRINCIPAL POLICIES:                     investors. In buying and selling
                                        securities for the Fund, the Adviser
-    No more than 25% of total assets   uses a number of strategies, including
     in U.S. dollar-denominated debt    duration/maturity management, sector
     securities of foreign              allocation and individual security
     corporations and governments       selection. The

-    No more than 15% of its net
     assets in high yield "junk"
     bonds (generally rated below the
     BBB category)

-    Maintain a dollar weighted
     average maturity of four to
     fifteen years.

PNC TOTAL RETURN BOND FUND              ALLEGIANT TOTAL RETURN ADVANTAGE FUND
(Selling Fund)                          (Acquiring Fund)
-------------------------------------   ----------------------------------------
                                        Fund may invest up to 20% of its assets
                                        in fixed income securities that are
                                        unrated or rated below investment grade,
                                        sometimes known as "junk bonds." Junk
                                        bonds may offer higher yields than
                                        higher-rated securities with similar
                                        maturities, but also may possess greater
                                        volatility and greater risk of loss of
                                        principal and interest than more
                                        highly-rated securities. The Fund does
                                        not intend to invest in junk bonds rated
                                        by Standard & Poor's at the time of
                                        purchase below C or that are of
                                        equivalent quality as determined by the
                                        Adviser. The Fund also utilizes an
                                        active trading approach. The Adviser may
                                        choose to sell a holding when it no
                                        longer offers attractive growth
                                        prospects or to take advantage of a
                                        better investment opportunity.

                                        The Fund may invest up to 25% of total
                                        assets in U.S. dollar denominated debt
                                        securities of foreign corporations and
                                        governments.

                                        The Fund may use derivatives as a
                                        substitute for taking a position in an
                                        underlying asset, to increase returns,
                                        to manage risk or as part of a hedging
                                        strategy. The extent of the Fund's
                                        exposure to these instruments is subject to the regulation and guidance of the SEC and the instrument's liquidity.

PRINCIPAL RISKS:                        PRINCIPAL RISKS:

Active Trading Risk                     Active Trading Risk
Credit Risk                             Credit Risk
Interest Rate Risk                      Derivatives Risk
Market Risk                             Interest Rate Risk
Prepayment/Extension Risk               Market Risk
                                        Prepayment/Extension Risk
For more information on the Fund's
principal risks, see "Principal Risk    For more information on the Fund's
Factors" below.                         principal risks, see "Principal Risk
                                        Factors" below.

PERFORMANCE: PNC TOTAL RETURN BOND FUND/ALLEGIANT TOTAL RETURN ADVANTAGE FUND

The bar charts and performance information for the Selling Fund and Acquiring Fund illustrate how each of those Funds has performed in the past. The Funds' past performances do not necessarily indicate how the Funds will perform in the future. All returns include the reinvestment of dividends and distributions.

The bar charts show changes in the performance of the Selling Fund's Class A Shares and the Acquiring Fund's Class A Shares from year to year. The bar charts do not reflect sales charges. If sales charges had been reflected, the returns would be less than those shown below. The performance of Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will differ due to differences in expenses.

PNC TOTAL RETURN BOND FUND - CLASS A SHARES
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

 1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
-----   ----   ----   ----   ----   ----   ----   ----   ----   ----
-0.61%  9.92%  5.89%  6.80%  3.80%  3.86%  1.99%  3.53%  5.33%  4.79%

                                 QUARTER ENDING

BEST QUARTER    12/31/2008    6.20%
WORST QUARTER    6/30/2004   -2.15%

The Selling Fund's year-to-date return for Class A Shares through September 30, 2009 was 4.73%.

ALLEGIANT TOTAL RETURN ADVANTAGE FUND - CLASS A SHARES
(ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

 1999    2000   2001    2002   2003   2004   2005   2006   2007    2008
-----   -----   ----   -----   ----   ----   ----   ----   ----   -----
-3.21%  12.33%  7.01%  10.81%  4.86%  3.64%  2.23%  3.44%  6.09%  -3.06%

                                 QUARTER ENDING

BEST QUARTER    9/30/2002    5.74%
WORST QUARTER   9/30/2008   -4.38%

The Acquiring Fund's year-to-date return for Class A Shares through September 30, 2009 was 8.60%.

The following table compares the average annual total returns for the periods ended December 31, 2008, including applicable sales charges, for the Selling Fund to those of the Barclays Capital U.S. Aggregate Bond Index and for the Acquiring Fund to those of the Barclays Capital U.S. Aggregate Bond Index (the Acquiring Fund's new benchmark) and the Barclays Capital U.S. Government/Credit Index (the Acquiring Fund's prior benchmark).

After-tax returns are shown for only Class A Shares of the Selling Fund and Acquiring Fund. After-tax returns for Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                                    1 YEAR   5 YEARS   10 YEARS
                                                                    ------   -------   ---------
PNC TOTAL RETURN BOND FUND
CLASS A SHARES
Returns Before Taxes                                                 0.35%    3.00%      4.04%
Returns After Taxes on Distributions                                -1.20%    1.50%      2.17%
Returns After Taxes on Distributions and Sale of Fund Shares         0.19%    1.68%      2.29%
CLASS C SHARES                                                       3.27%    3.38%      3.97%
INSTITUTIONAL SHARES                                                 5.31%    4.42%      5.01%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction
   for fees, expenses or taxes)(1)                                   5.24%    4.65%      5.63%

                                                                                        10 YEARS
                                                                                        OR SINCE
                                                                    1 YEAR   5 YEARS   INCEPTION
                                                                    ------   -------   ---------
ALLEGIANT TOTAL RETURN ADVANTAGE FUND
CLASS A SHARES
Returns Before Taxes                                                -7.41%      1.49%   3.83%
Returns After Taxes on Distributions                                -9.26%    -0.10%    1.89%
Returns After Taxes on Distributions and Sale of Fund Shares        -4.71%      0.39%   2.11%
CLASS C SHARES                                                      -4.66%      1.68%   3.59%
CLASS I SHARES                                                      -2.72%      2.68%   4.54%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction
   for fees, expenses or taxes)(1, 2)                                 5.24%     4.65%   5.63%
Barclays Capital U.S. Government/Credit Index (reflects no
   deduction for fees, expenses or taxes)(3)                          5.70%     4.64%   5.64%

----------
(1) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of the Barclays U.S. Government/Credit Bond Index, its Mortgage-Backed Securities Index and its Asset-Backed Securities Index.

(2) Effective October 1, 2009, the Fund changed its benchmark to the Barclays Capital U.S. Aggregate Bond Index to more closely track the Fund's investment management style.

(3) The Barclays Capital U.S. Government/Credit Index is a widely recognized, unmanaged index of government and corporate debt securities rated investment grade or better, with maturity of at least one year.

FEES AND EXPENSES: PNC TOTAL RETURN BOND FUND/ALLEGIANT TOTAL RETURN ADVANTAGE FUND

As part of the Reorganization, shares of each class of the PNC Total Return Bond Fund will be exchanged for shares of the Allegiant Total Return Advantage Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class C and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund (following the Reorganization) are lower than those of the Selling Fund (before and after voluntary fee waivers). The contractual investment advisory fee (currently and following the Reorganization) of the Selling Fund is lower than that of the Acquiring Fund. The Acquiring Fund's maximum front-end sales charge for Class A Shares is higher than the Selling Fund's maximum front-end sales charge for Class A Shares. The pro forma columns show the Acquiring Fund's fees, post-Reorganization, assuming that the Reorganization is approved by shareholders of the Selling Fund.

                                                                          PNC TOTAL     ALLEGIANT TOTAL    PRO FORMA - ALLEGIANT
                                                                         RETURN BOND    RETURN ADVANTAGE        TOTAL RETURN
                                                                         FUND - CLASS     FUND - CLASS A         ADVANTAGE
                                                                           A SHARES          SHARES            FUND - CLASS A
                                                                        (SELLING FUND)  (ACQUIRING FUND)           SHARES
                                                                        -------------   ----------------   ---------------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                         4.25%(1)          4.50%(1)            4.50%(1)
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                  None(2)           None(3)             None(3)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other
   Distributions (as a percentage of offering price)                       None              None                None
Redemption Fee (as a percentage of amount redeemed, if applicable)         None              None                None
Exchange Fee                                                               None              None                None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                                   0.35%(4)          0.40%(5)            0.40%(5)
Distribution (12b-1) Fees                                                  0.25%             0.03%(6)            0.03%(6)
Other Expenses:
      Shareholder Servicing Fees                                           0.25%(7)          0.25%(7)            0.25%(7)
      Other                                                                0.33%             0.20%               0.12%
Total Annual Fund Operating
   Expenses                                                                1.18%(8)          0.88%(5)            0.80%(5)

                                                                          PNC TOTAL     ALLEGIANT TOTAL    PRO FORMA - ALLEGIANT
                                                                         RETURN BOND    RETURN ADVANTAGE       TOTAL RETURN
                                                                         FUND - CLASS     FUND - CLASS C         ADVANTAGE
                                                                           C SHARES          SHARES           FUND - CLASS C
                                                                        (SELLING FUND)  (ACQUIRING FUND)          SHARES
                                                                        -------------   ----------------   ---------------------

SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                         None             None                None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                  1.00%(9)         1.00%(10)           1.00%(10)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other
   Distributions (as a
    percentage of offering price)                                          None             None                None
Redemption Fee (as a percentage of amount redeemed, if applicable)         None             None                None
Exchange Fee                                                               None             None                None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                                   0.35%(4)         0.40%(5)            0.40%(5)
Distribution (12b-1) Fees                                                  0.75%            0.75%               0.75%
Other Expenses:
      Shareholder Servicing Fees                                           0.25%(7)         0.25%(7)            0.25%(7)
      Other                                                                0.33%            0.20%               0.12%
Total Annual Fund Operating
   Expenses                                                                1.68%(8)         1.60%(5)            1.52%(5)

                                                                          PNC TOTAL
                                                                         RETURN BOND     ALLEGIANT TOTAL
                                                                            FUND -      RETURN ADVANTAGE   PRO FORMA - ALLEGIANT
                                                                        INSTITUTIONAL    FUND - CLASS I    TOTAL RETURN ADVANTAGE
                                                                           SHARES            SHARES            FUND - CLASS I
                                                                        (SELLING FUND)  (ACQUIRING FUND)           SHARES
                                                                        -------------   ----------------   ----------------------
SHAREHOLDER FEES (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                         None            None                  None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                  None            None                  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other
   Distributions (as a percentage of offering price)                       None            None                  None
Redemption Fee (as a percentage of amount redeemed, if applicable)         None            None                  None
Exchange Fee                                                               None            None                  None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                                   0.35%(4)        0.40%(5)              0.40%(5)
Distribution (12b-1) Fees                                                  None            None(6)               None(6)
Other Expenses:
      Shareholder Servicing Fees                                           None            None                  None
      Other                                                                0.33%           0.20%                 0.12%
Total Annual Fund Operating
   Expenses                                                                0.68%(8)        0.60%(5, 6)           0.52%(5, 6)

----------
(1) This sales charge varies depending upon how much you invest. For more information on the sales charge waiver, see the "Purchase, Redemption and Exchange Procedures" section of this Proxy Statement.

(2)  On investments of $1 million or more, a contingent deferred sales charge
     (CDSC) of 1.00% is charged when you sell Class A Shares within one year of buying them.

(3) A contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.

(4)  The advisory fee is reduced to 0.20% on assets over $1 billion.

(5) The "Investment Advisory Fees" and "Total Annual Fund Operating Expenses" have been restated to reflect reduced contractual advisory fees effective October 1, 2008.

(6) Distribution (12b-1) Fees have been restated to limit the maximum fees to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Acquiring Fund's distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year. Distribution (12b-1) Fees and "Total Annual Fund Operating Expenses" have been restated to reflect that, effective June 18, 2009, the Distribution (12b-1) Plan for Class I Shares has been terminated.

(7) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes.

(8) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 1.03% for Class A, 1.53% for Class C and 0.53% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice. The investment adviser may seek reimbursement from the Selling Fund for certain waived or reimbursed amounts, subject to Board approval.

(9) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

(10) A contingent deferred sales charge is charged only with respect to Class C Shares of the Acquiring Fund redeemed prior to 18 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC TOTAL RETURN BOND FUND/ALLEGIANT TOTAL RETURN ADVANTAGE
FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

FUND                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                           ------   -------   -------   --------
PNC Total Return Bond Fund                                      $540      $784     $1,046    $1,796
Allegiant Total Return Advantage Fund                           $536      $718       $916    $1,486
Pro Forma - Allegiant Total Return Advantage Fund               $528      $694       $874    $1,395

          CLASS C - IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD

FUND                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                           ------   -------   -------   --------
PNC Total Return Bond Fund                                      $271      $530      $913     $1,987
Allegiant Total Return Advantage Fund                           $263      $505      $871     $1,900
Pro Forma - Allegiant Total Return Advantage Fund               $255      $480      $829     $1,813

       CLASS C - IF YOU DO NOT REDEEM YOUR SHARES AT THE END OF THE PERIOD

FUND                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                           ------   -------   -------   --------
PNC Total Return Bond Fund                                      $171      $530      $913     $1,987
Allegiant Total Return Advantage Fund                           $163      $505      $871     $1,900
Pro Forma - Allegiant Total Return Advantage Fund               $155      $480      $829     $1,813

                              INSTITUTIONAL/CLASS I

FUND                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                           ------   -------   -------   --------
PNC Total Return Bond Fund - Institutional Shares                $69      $218      $379      $847
Allegiant Total Return Advantage Fund - I Shares                 $61      $192      $335      $750
Pro Forma - Allegiant Total Return Advantage Fund - I Shares     $53      $167      $291      $653

SUMMARY - TOTAL EXPENSE INFORMATION

The following table shows (i) the annualized expense ratio as of May 31, 2009 of each of the Selling Funds adjusted for Acquired Fund Fees; (ii) the annualized expense ratio as of May 31, 2009 of each of the Acquiring Funds adjusted for Acquired Fund Fees and the termination of Class I Shares 12b-1 fees; and (iii) the pro forma annualized expense ratio of the post-Reorganization Acquiring Fund. Changes also include: (i) the elimination of the Acquiring Funds 12b-1 plan in Class I as of June 18, 2009; (ii) new investment advisory fee rates and voluntary waivers implemented by the Acquiring Funds on October 1, 2008; and
(iii) voluntary 12b-1 and shareholder servicing waivers/reimbursements in place as of May 31, 2009 for the Acquiring Funds. More detailed expense information, including footnoted changes, is provided under the "Fees and Expenses" sections presented in this Proxy Statement.

                                                                                               PRO FORMA
                        TOTAL ANNUAL                        TOTAL ANNUAL      COMBINED       TOTAL ANNUAL
                            FUND                                FUND         FUND/SHARE          FUND
     SELLING FUND         OPERATING       ACQUIRING FUND      OPERATING      CLASS POST-      OPERATING
     SHARE CLASS          EXPENSES         SHARE CLASS        EXPENSES     REORGANIZATION      EXPENSES
---------------------   ------------   ------------------   ------------   --------------    ------------
PNC CAPITAL                            ALLEGIANT SMALL                     ALLEGIANT
OPPORTUNITIES FUND                     CAP CORE FUND                       SMALL CAP CORE
                                                                           FUND
Class A                     2.32%      Class A                  1.48%      Class A               1.45%
Class C                     2.82%      Class C                  2.18%      Class C               2.15%
Institutional               1.82%      Class I                  1.18%      Class I               1.15%

PNC GOVERNMENT                         ALLEGIANT                           ALLEGIANT
MONEY MARKET FUND                      GOVERNMENT                          GOVERNMENT
                                       MONEY MARKET                        MONEY MARKET
                                       FUND                                FUND
Class A                     0.74%      Class A                  0.62%      Class A               0.62%
Class C                     0.74%      Class A                  0.62%      Class A               0.62%
Institutional               0.49%      Class I                  0.37%      Class I               0.37%

PNC INTERNATIONAL                      ALLEGIANT                           ALLEGIANT
EQUITY FUND                            INTERNATIONAL                       INTERNATIONAL
                                       EQUITY FUND                         EQUITY FUND
Class A                     2.22%      Class A                  1.54%      Class A               1.48%
Class C                     2.72%      Class C                  2.24%      Class C               2.18%
Institutional               1.72%      Class I                  1.24%      Class I               1.18%

PNC LIMITED MATURITY                   ALLEGIANT LIMITED                   ALLEGIANT
BOND FUND                              MATURITY BOND FUND                  LIMITED MATURITY
                                                                           BOND FUND
Class A                     1.24%      Class A                  0.80%      Class A               0.77%
Class C                     1.74%      Class C                  1.52%      Class C               1.49%
Institutional               0.74%      Class I                  0.52%      Class I               0.49%

PNC MARYLAND TAX-                      ALLEGIANT                           ALLEGIANT
EXEMPT BOND FUND                       MARYLAND TAX                        MARYLAND TAX
                                       EXEMPT BOND                         EXEMPT BOND
                                       FUND                                FUND
Class A                     1.43%      Class A                   N/A       Class A               0.88%
Class C                     1.93%      Class C                   N/A       Class C               1.60%
Institutional               0.93%      Class I                   N/A       Class I               0.60%

PNC NATIONAL TAX-                      ALLEGIANT                           ALLEGIANT
EXEMPT BOND FUND                       INTERMEDIATE TAX                    INTERMEDIATE
                                       EXEMPT BOND FUND                    TAX EXEMPT
                                                                           BOND FUND
Class A                     1.33%      Class A                  0.86%      Class A               0.82%
Class C                     1.83%      Class C                  1.58%      Class C               1.54%
Institutional               0.83%      Class I                  0.58%      Class I               0.54%

PNC PRIME MONEY                        ALLEGIANT MONEY                     ALLEGIANT MONEY
MARKET FUND                            MARKET FUND                         MARKET FUND
Class A                     0.74%      Class A                  0.63%      Class A               0.62%
Class C                     0.74%      Class A                  0.63%      Class A               0.62%

                                                                                               PRO FORMA
                        TOTAL ANNUAL                        TOTAL ANNUAL      COMBINED       TOTAL ANNUAL
                            FUND                                FUND         FUND/SHARE          FUND
     SELLING FUND         OPERATING       ACQUIRING FUND      OPERATING      CLASS POST-      OPERATING
     SHARE CLASS          EXPENSES         SHARE CLASS        EXPENSES     REORGANIZATION      EXPENSES
---------------------   ------------   ------------------   ------------   --------------    ------------
Institutional               0.49%      Class I                  0.38%      Class I               0.37%

PNC TAX-EXEMPT                         ALLEGIANT TAX                       ALLEGIANT TAX
LIMITED MATURITY BOND                  EXEMPT LIMITED                      EXEMPT LIMITED
FUND                                   MATURITY BOND                       MATURITY BOND
                                       FUND                                FUND
Class A                     1.37%      Class A                   N/A       Class A               0.86%
Class C                     1.87%      Class C                   N/A       Class C               1.58%
Institutional               0.87%      Class I                   N/A       Class I               0.58%

PNC TAX-EXEMPT                         ALLEGIANT TAX                       ALLEGIANT TAX
MONEY MARKET FUND                      EXEMPT MONEY                        EXEMPT MONEY
                                       MARKET FUND                         MARKET FUND
Class A                     0.74%      Class A                  0.62%      Class A               0.61%
Class C                     0.74%      Class A                  0.62%      Class A               0.61%
Institutional               0.49%      Class I                  0.34%      Class I               0.33%

PNC TOTAL RETURN                       ALLEGIANT TOTAL                     ALLEGIANT
BOND FUND                              RETURN ADVANTAGE                    TOTAL RETURN
                                       FUND                                ADVANTAGE FUND
Class A                     1.18%      Class A                  0.88%      Class A               0.80%
Class C                     1.68%      Class C                  1.60%      Class C               1.52%
Institutional               0.68%      Class I                  0.60%      Class I               0.52%

PRINCIPAL RISK FACTORS

The investment objectives and policies of the Funds are similar. Therefore, an investment in the relevant Acquiring Fund will involve materially similar investment risks to an investment in the Selling Funds. The discussion below presents the risks as disclosed in the Acquiring Funds' prospectuses. These risks may be disclosed differently in the Selling Funds' prospectuses. PNC Capital Advisors, LLC (the "Adviser") invests each Acquiring Fund's assets in a way that the Adviser believes will help the particular Acquiring Fund achieve its investment goal. Investing in each Acquiring Fund involves risk and there is no guarantee that an Acquiring Fund will achieve its investment goal. For a more complete discussion of the risks associated with the Acquiring Funds, see the enclosed prospectus.

ACTIVE TRADING RISK. If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders. The following Funds are subject to active trading risk:

SELLING FUND                      ACQUIRING FUND
------------                      --------------
PNC International Equity Fund     Allegiant International Equity Fund
PNC Limited Maturity Bond Fund    Allegiant Limited Maturity Bond Fund
PNC Total Return Bond Fund        Allegiant Total Return Advantage Fund
PNC Capital Opportunities Fund

COUNTER-PARTY RISK. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement. The following Funds are subject to counter-party risk:

SELLING FUND                       ACQUIRING FUND
------------                       --------------
PNC Prime Money Market Fund        Allegiant Money Market Fund
PNC Government Money Market Fund   Allegiant Government Money Market Fund

COUNTRY RISK. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries. The following Funds are subject to country risk:

SELLING FUND                    ACQUIRING FUND
------------                    --------------
PNC International Equity Fund   Allegiant International Equity Fund

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. If an issuer fails to pay interest or repay principal, a Fund could lose money which might lower the Fund's performance. Although a Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

On September 7, 2008, FNMA and Freddie Mac (collectively the "GSEs") were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA") to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs' assets and property and putting the GSEs in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. Additionally, the GSEs are expected to modestly increase their mortgage-backed security portfolios through the end of 2009 and then gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a lower, less risky size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship. First, the U.S. Treasury and FHFA have established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury will receive senior preferred equity shares and warrants to ensure that the GSEs maintain a positive net worth. The GSEs' common and preferred shareholders will bear any losses ahead of the new government senior preferred shares. Second, the U.S. Treasury has established a new secured lending credit facility which will be available to FNMA, Freddie Mac and the FHLBs to assist the entities in funding their regular business activities in the capital markets, until December 31, 2009. Also, the U.S. Treasury has initiated a program to purchase the GSE mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

For certain Funds, there may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities or municipal money market instruments. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. Junk bonds and high-yield bonds involve a greater risk of default or downgrade and are more volatile than investment grade securities. Junk bonds and high-yield bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds and high-yield bonds may be more susceptible than other issuers to economic downturns. Junk bonds and high-yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends on a timely basis and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The following Funds are subject to credit risk:

SELLING FUND                                  ACQUIRING FUND
------------                                  --------------
PNC Government Money Market Fund              Allegiant Government Money Market Fund
PNC Limited Maturity Bond Fund                Allegiant Limited Maturity Bond Fund
PNC Maryland Tax-Exempt Bond Fund             Allegiant Maryland Tax Exempt Bond Fund
PNC National Tax-Exempt Bond Fund             Allegiant Intermediate Tax Exempt Bond Fund
PNC Prime Money Market Fund                   Allegiant Money Market Fund
PNC Tax-Exempt Limited Maturity Bond Fund     Allegiant Tax Exempt Limited Maturity Bond Fund

PNC Tax-Exempt Money Market Fund   Allegiant Tax Exempt Money Market Fund
PNC Total Return Bond Fund         Allegiant Total Return Advantage Fund

DERIVATIVES RISK. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

The Funds may engage in a variety of transactions using "derivatives," such as futures, options, warrants and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Adviser's ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions at any time. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

If the Fund sells protection on credit default swaps relating to corporate debt securities, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt security to the counterparty in the event of a default by a third party, the corporate debt security issuer, on the debt security. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default had occurred. If no default occurred, the Fund would keep the stream of payments and would effectively add leverage to its portfolio because, in addition to its net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Neither the Selling Funds nor Acquiring Funds invest in credit default swaps. The following Funds are subject to derivatives risk:


SELLING FUND                                  ACQUIRING FUND
------------                                  --------------
PNC International Equity Fund                 Allegiant International Equity Fund
PNC Maryland Tax-Exempt Bond Fund             Allegiant Maryland Tax Exempt Bond Fund
PNC Tax-Exempt Limited Maturity Bond Fund     Allegiant Tax Exempt Limited Maturity Bond Fund
PNC National Tax-Exempt Bond Fund             Allegiant Total Return Advantage Fund

FOREIGN RISK. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Developing market countries are countries that the MSCI EAFE Index or the United Nations classifies as emerging or developing. Developing markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Developing market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of a developing market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The following Funds are subject to foreign risk:

SELLING FUND                    ACQUIRING FUND
------------                    --------------
PNC International Equity Fund   Allegiant International Equity Fund

GENERAL RISK. The Adviser evaluates the risks and rewards presented by all securities purchased by the Funds and how they advance the Funds' investment objectives. It is possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in the Funds, just as you could with other investments.

SELLING FUND                       ACQUIRING FUND
------------                       --------------
PNC Prime Money Market Fund        Allegiant Money Market Fund
PNC Government Money Market Fund   Allegiant Government Money Market Fund
PNC Tax-Exempt Money Market Fund   Allegiant Tax Exempt Money Market Fund

INTEREST RATE RISK. An investment by the Funds in fixed income securities and money market instruments is subject to interest rate risk, which is the possibility that a Fund's yield will decline due to falling interest rates and the market prices of a Fund's fixed income investments may decline due to an increase in market interest rates. For a money market Fund, the dividend yield paid by a Fund will vary with changes in short term interest rates. For example, a Fund's yield will tend to be higher when interest rates fall. The following Funds are subject to interest rate risk:

SELLING FUND                                  ACQUIRING FUND
------------                                  --------------
PNC Government Money Market Fund              Allegiant Government Money Market Fund
PNC Limited Maturity Bond Fund                Allegiant Limited Maturity Bond Fund
PNC Maryland Tax-Exempt Bond Fund             Allegiant Maryland Tax Exempt Bond Fund
PNC National Tax-Exempt Bond Fund             Allegiant Intermediate Tax Exempt Bond Fund
PNC Prime Money Market Fund                   Allegiant Money Market Fund
PNC Tax-Exempt Limited Maturity Bond Fund     Allegiant Tax Exempt Limited Maturity Bond Fund

PNC Tax-Exempt Money Market Fund   Allegiant Tax Exempt Money Market Fund
PNC Total Return Bond Fund         Allegiant Total Return Advantage Fund

MARKET RISK. The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The prices of the equity securities in which equity funds invest will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. The Fund is also subject to the risk that its primary market segment defined in the Fund's principal investment strategy may underperform other market segments or the markets as a whole.

The prices of fixed income securities in which fixed income and tax-exempt bond funds invest respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The Funds are also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

Fixed income and tax-exempt bond funds are subject to the risk that municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The Maryland Tax Exempt Bond Fund is also subject to the risk that Maryland municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The following Funds are subject to market risk:

SELLING FUND                                  ACQUIRING FUND
------------                                  ---------------
PNC Capital Opportunities Fund                Allegiant Small Cap Core Fund
PNC International Equity Fund                 Allegiant International Equity Fund
PNC Limited Maturity Bond Fund                Allegiant Limited Maturity Bond Fund
PNC Maryland Tax-Exempt Bond Fund             Allegiant Maryland Tax Exempt Bond Fund
PNC National Tax-Exempt Bond Fund             Allegiant Intermediate Tax Exempt Bond Fund
PNC Tax-Exempt Limited Maturity Bond Fund     Allegiant Tax Exempt Limited Maturity Bond Fund
PNC Total Return Bond Fund                    Allegiant Total Return Advantage Fund

MULTI-NATIONAL COMPANIES RISK. Companies making up the MSCI EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide. The following Funds are subject to multi-national companies risk:

SELLING FUND                    ACQUIRING FUND
------------                    --------------
PNC International Equity Fund   Allegiant International Equity Fund

NON-DIVERSIFICATION RISK. The Maryland Tax Exempt Bond Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The following Funds are subject to non-diversification risk:

SELLING FUND                        ACQUIRING FUND
------------                        --------------
PNC Maryland Tax-Exempt Bond Fund   Allegiant Maryland Tax Exempt Bond Fund

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher-yielding securities. The following Funds are subject to prepayment/extension risk:

SELLING FUND                     ACQUIRING FUND
------------                     --------------
PNC Limited Maturity Bond Fund   Allegiant Limited Maturity Bond Fund
PNC Total Return Bond Fund       Allegiant Total Return Advantage Fund

SINGLE STATE RISK. The Maryland Tax Exempt Bond Fund's focus on investments in securities of issuers located in Maryland leaves that Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. The following Funds are subject to single state risk:

SELLING FUND                        ACQUIRING FUND
------------                        --------------
PNC Maryland Tax-Exempt Bond Fund   Allegiant Maryland Tax Exempt Bond Fund

SMALL COMPANIES RISK. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. It may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices. The following Funds are subject to small companies risk:

SELLING FUND                     ACQUIRING FUND
------------                     --------------
PNC Capital Opportunities Fund   Allegiant Small Cap Core Fund
PNC International Equity Fund

STABLE NAV RISK. A Fund's ability to maintain a $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The following Funds are subject to stable NAV risk:

SELLING FUND                       ACQUIRING FUND
------------                       ------------------
PNC Prime Money Market Fund        Allegiant Money Market Fund
PNC Government Money Market Fund   Allegiant Government Money Market Fund
PNC Tax-Exempt Money Market Fund   Allegiant Tax Exempt Money Market Fund

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT LIMITATIONS OF THE SELLING AND ACQUIRING FUNDS

The Selling Funds and the Acquiring Funds are subject to similar, but not identical, fundamental investment limitations. Investment limitations that are fundamental may not be changed by a Fund without the approval of shareholders and requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of the Fund; or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented. Non-fundamental investment restrictions do not require the approval of shareholders and may be changed by the Funds' respective Board of Directors/Trustees. Set forth below is a comparison of the Funds' fundamental and non-fundamental investment limitations. Unless otherwise indicated, the limitations discussed below are fundamental policies of a Selling Fund or Acquiring Fund. Please see the Funds' Statements of Additional Information that are incorporated by reference into this Combined Prospectus/Proxy Statement.

DIVERSIFICATION. Each of the Selling Funds and the Acquiring Funds may not purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (or, in the case of the Allegiant International Equity Fund, securities issued or guaranteed by any foreign government) if immediately after such purchase more than 5% of a Fund's total assets would be invested in the securities of such issuer or, with respect to each Acquiring Fund, a Fund would hold more than 10% of any class of securities of the issuer, or, with respect to each Fund other than the PNC International Equity Fund, more that 10% of the issuer's outstanding voting securities would be held by the Fund, except that (i) up to 25% of each Fund's total assets (other than the PNC Maryland Tax-Exempt Bond Fund and the Allegiant Maryland Tax Exempt Bond Fund) may be invested without regard to such limitations and (ii) up to 50% of the value of the PNC Maryland Tax-Exempt Bond Fund's and the Allegiant Maryland Tax Exempt Bond Fund's total assets may be invested without regard to such limitations, provided that no more than 25% of the Fund's total assets may be invested in the securities of any one issuer.

LOANS. Except as noted otherwise, each of the Selling Funds and each of the Acquiring Funds may not make loans, except that each Selling Fund and each Acquiring Fund may purchase and hold debt instruments. Additionally, each Selling Fund (except the PNC Tax-Exempt Money Market Fund) and each Acquiring Fund may enter into repurchase agreements in accordance with its investment objective and policies. Further, each Selling Fund (except the PNC Tax-Exempt Money Market Fund) and each Acquiring Fund may lend portfolio securities against collateral equal at all times to at least 100% of the value of the securities loaned and in an amount not exceeding one-third of its total assets. Finally, both the PNC Maryland Tax-Exempt Bond Fund and the PNC Tax-Exempt Limited Maturity Bond Funds may invest in privately arranged loans in accordance with their investment objectives and policies. Loans are subject to credit risks as described under the "Principal Risk Factors."

INDUSTRY CONCENTRATION. Each of the Selling Funds and Acquiring Funds may not purchase securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that, (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the U.S., the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments, (ii) wholly-owned finance companies will be considered to be industries of their parents if their activities are primarily related to financing the activities of their parents; and (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry. In addition, the Acquiring Funds are permitted to consider personal credit and business credit businesses as separate industries and, for the PNC Prime Money Market Fund, the PNC Government Money Market Fund and the PNC Tax-Exempt Money Market Fund, there is no limitation with respect to obligations issued by domestic branches of U.S. banks. Industry concentration is subject to stock market risks, market trends/style risks, small company risks and allocation risks as described under the section "Principal Risk Factors."

BORROWING AND SENIOR SECURITIES. The borrowing limitations of the Selling Funds and the Acquiring Funds differ in some respects. Each Selling Fund may not borrow money or, except for the PNC Prime Money Market Fund, the PNC Government Money Market Fund and the PNC Tax-Exempt Money Market Fund, issue senior securities, except that a Selling Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or pledge any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% (5% in the case of the PNC International Equity Fund) of the value of its total assets at the time of such borrowing. A Fund (other than the PNC Tax-Exempt Money Market
Fund) will not purchase portfolio securities while borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of such Fund's total assets are outstanding. The PNC Tax-Exempt Money Market Fund will not purchase portfolio securities while any borrowings (including reverse repurchase agreements and borrowings from banks) are outstanding. Securities held by a Fund in escrow or separate accounts in connection with the Fund's investment practices are not deemed to be pledged for purposes of this limitation.

Each Acquiring Fund may not borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act. The 1940 Act prohibits a Fund from issuing senior securities, except that a Fund may borrow from banks and enter into reverse repurchase agreements and may mortgage, pledge and hypothecate its assets in connection with such borrowings, provided that immediately after any such borrowing the Fund has 300% asset coverage for all borrowings. Should a Fund's asset average fall below the required 300%, within three days thereafter (not including Sundays and holidays) the Fund must reduce the amount of its borrowings to an extent that the asset coverage will be at least 300%. The Acquiring Funds also have a non-fundamental investment limitation that provides that no Fund may purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of the Fund's total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in its prospectus or statement of additional information are not deemed to be pledged for purposes of this limitation.

Borrowing is a subject to market risks, bond market risks, and credit risks as described under the heading "Primary Risk Factors of the Selling Funds and Acquiring Funds."

REAL ESTATE. Each of the Selling Funds and the Acquiring Funds may not purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction). Additionally, the PNC Maryland Tax-Exempt Bond, PNC Tax-Exempt Limited Maturity Bond, Allegiant Maryland Tax Exempt Bond and Allegiant Tax Exempt Limited Maturity Bond Funds will invest in municipal obligations secured by real estate or interests therein.

UNDERWRITING. The Selling Funds and the Acquiring Funds may not underwrite securities issued by other persons, except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be an underwriting.

COMMODITIES. Each Selling and Acquiring Fund may not invest in commodities or commodities contracts except that, as consistent with its investment objective and policies, an Acquiring Fund may (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices, (b) purchase and sell options on futures contracts and indices, and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. Investments in options, forward contracts, and futures contracts are subject to market risks, credit risks, and counterparty risks as described under the heading "Principal Risk Factors."

MARGIN AND SHORT SALES. Each of the Selling Funds may not purchase securities on margin, make short sales of securities or maintain a short position. However, this investment limitation does not apply to a Selling Fund's transactions in options, futures contracts and related options, if any. Additionally, each Selling Fund, other than the PNC Prime Money Market Fund, PNC Government Money Market Fund and PNC Tax-Exempt Money Market Fund, may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

The Acquiring Funds do not have a fundamental investment limitation with respect to margin or short sales. However, the Acquiring Funds have a non-fundamental investment limitation that is substantially similar to the Selling Funds investment limitation.

Margin and short sales are subject to market risks and credit risks as described under the heading "Principal Risk Factors."

OPTIONS. Each of the Selling Funds may not write or sell put options, call options, straddles, spreads, or any combination thereof, except that (i) the PNC Tax-Exempt Money Market Fund may purchase put options on municipal obligations; and (ii) each of the Selling Funds, except the PNC Prime Money Market Fund, PNC Government Money Market Fund and PNC Tax-Exempt Money Market Fund, may engage in transactions in options on securities, securities indices, futures contracts and options on futures contracts.

The Acquiring Funds do not have a fundamental investment limitation with respect to options. However, the Acquiring Funds have a non-fundamental investment limitation that provides that the Acquiring Funds may not write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Acquiring Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

CONTROL. The Selling Funds and the Acquiring Funds may not purchase securities of companies for the purpose of exercising control. For the Acquiring Funds, this limitation is non-fundamental and may be changed without a shareholder vote.

OTHER RESTRICTIONS. The Acquiring Funds have a non-fundamental investment limitation which provides that no Acquiring Fund may acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act (including by order of the SEC).

Additionally, the Acquiring Funds have non-fundamental investment limitations prohibiting each Acquiring Fund from investing more than 15% (10% in the case of the Allegiant Money Market Fund, the Allegiant Government Money Market Fund and the Allegiant Tax Exempt Money Market Fund) of its net assets in illiquid securities or from purchasing securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with an Acquiring Fund's investment practices are not deemed to be pledged.

INVESTMENT ADVISER

On September 29, 2009, PNC Capital Advisors, Inc., the investment adviser to the Selling Funds, (the "PNC Capital"), and Allegiant Asset Management Company, the investment adviser to the Acquiring Funds (the "Allegiant"), merged to form PNC Capital Advisors, LLC, (the "Adviser"). Effective that date, the Adviser serves as investment adviser to the Selling Funds and the Acquiring Funds. As a result of the business combination, shareholders of the Selling Funds are being asked to approve new investment advisory agreements with the Adviser (see Proposal 2 below). Shareholders of the Acquiring Funds are receiving a separate proxy statement to also approve a new investment advisory agreement with the Adviser. The Adviser's principal offices are located at Two Hopkins Plaza, Baltimore, Maryland 21201. As a result of the business combination of PNC Capital and the Allegiant, the Adviser has $35.7 billion of assets under management as of September 30, 2009. The Adviser, and its predecessor firms, PNC Capital and Allegiant, are indirect wholly-owned subsidiaries of The PNC Financial Services Group, Inc. ("PNC"). PNC acquired National City Corporation, the indirect parent company of Allegiant, on December 31, 2008. For more information about the Adviser, see Proposal 2 below.

INVESTMENT ADVISORY FEES

The tables below show the advisory fees the Adviser is entitled to under their investment advisory agreements and the fees received before and after fee waivers for the fiscal year ended May 31, 2009 by PNC Capital and Allegiant. The Allegiant Maryland Tax Exempt Bond Fund and Allegiant Tax Exempt Limited Maturity Bond Fund are newly formed. The advisory fees described below for those Funds are based on contractual rates and the net fees are after voluntary waivers.

PNC CAPITAL OPPORTUNITIES FUND/ALLEGIANT SMALL CAP CORE FUND

                                                                       NET OF FEE
FUND NAME                             CONTRACTUAL ADVISORY FEES          WAIVERS
---------                        -----------------------------------   ----------
PNC Capital Opportunities Fund   1.30% of the first $1 billion of      0.76%
                                 average daily net assets plus 1.20%
                                 of average daily net assets in
                                 excess of $1 billion
Allegiant Small Cap Core Fund    1.00% of the first $500 million of    N/A
                                 average daily net assets plus 0.95%
                                 of average daily net assets between
                                 $500 million and $1 billion and
                                 0.90% of average daily net assets
                                 over $1 billion

PNC GOVERNMENT MONEY MARKET FUND/ALLEGIANT GOVERNMENT MONEY MARKET FUND

                                                                       NET OF FEE
FUND NAME                             CONTRACTUAL ADVISORY FEES          WAIVERS
---------                        -----------------------------------   ----------
PNC Government Money Market      0.25% of the first $1 billion of      0.20%
Fund                             average daily net assets plus 0.20%
                                 of average daily net assets in
                                 excess of $1 billion

                                                                       NET OF FEE
FUND NAME                             CONTRACTUAL ADVISORY FEES          WAIVERS
---------                        -----------------------------------   ----------
Allegiant Government Money       0.25% of average daily net assets     N/A
Market Fund

PNC INTERNATIONAL EQUITY FUND/ALLEGIANT INTERNATIONAL EQUITY FUND

                                                                       NET OF FEE
FUND NAME                             CONTRACTUAL ADVISORY FEES          WAIVERS
---------                        -----------------------------------   ----------
PNC International Equity Fund    1.22%(1) of the first $1 billion of   0.78%
                                 average daily net assets plus 0.90%
                                 of average daily net assets in
                                 excess of $1 billion
Allegiant International Equity   1.00%(2) of average daily net         N/A
Fund                             assets

PNC LIMITED MATURITY BOND FUND/ALLEGIANT LIMITED MATURITY BOND FUND

                                                                       NET OF FEE
FUND NAME                             CONTRACTUAL ADVISORY FEES          WAIVERS
---------                        -----------------------------------   ----------
PNC Limited Maturity Bond Fund   0.35% of the first $1 billion of      0.15%
                                 average daily net assets plus 0.20%
                                 of average daily net assets in
                                 excess of $1 billion
Allegiant Limited Maturity       0.35% of average daily net assets     N/A
Bond Fund

PNC MARYLAND TAX-EXEMPT BOND FUND/ALLEGIANT MARYLAND TAX EXEMPT BOND FUND

                                                                       NET OF FEE
FUND NAME                             CONTRACTUAL ADVISORY FEES          WAIVERS
---------                        -----------------------------------   ----------
PNC Maryland Tax-Exempt Bond     0.50% of the first $1 billion of      0.10%
Fund                             average daily net assets plus 0.25%
                                 of average daily net assets in
                                 excess of $1 billion
Allegiant Maryland Tax Exempt    0.40% of average daily net assets     N/A
Bond Fund

PNC NATIONAL TAX-EXEMPT BOND FUND/ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND

                                                                       NET OF FEE
FUND NAME                             CONTRACTUAL ADVISORY FEES          WAIVERS
---------                        -----------------------------------   ----------
PNC National Tax-Exempt Bond     0.50% of the first $1 billion of      0.20%
Fund                             average daily net assets plus 0.25%
                                 of average daily net assets in
                                 excess of $1 billion
Allegiant Intermediate Tax       0.40% of average daily net assets     N/A
Exempt Bond Fund

PNC PRIME MONEY MARKET FUND/ALLEGIANT MONEY MARKET FUND

                                                                       NET OF FEE
FUND NAME                             CONTRACTUAL ADVISORY FEES          WAIVERS
---------                        -----------------------------------   ----------
PNC Prime Money Market Fund      0.25% of the first $1 billion of      0.21%
                                 average daily net assets plus 0.20%
                                 of average daily net assets in
                                 excess of $1 billion
Allegiant Money Market Fund      0.25% of average daily net assets     N/A

PNC TAX-EXEMPT LIMITED MATURITY BOND FUND/ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND

                                                                       NET OF FEE
FUND NAME                             CONTRACTUAL ADVISORY FEES          WAIVERS
---------                        -----------------------------------   ----------
PNC Tax-Exempt Limited           0.50% of the first $1 billion of      0.16%
Maturity Bond Fund               average daily net assets plus 0.25%
                                 of average daily net assets in
                                 excess of $1 billion
Allegiant Tax Exempt Limited     0.40% of average daily net assets     N/A
Maturity Bond Fund

PNC TAX-EXEMPT MONEY MARKET FUND/ALLEGIANT TAX EXEMPT MONEY MARKET FUND

                                                                       NET OF FEE
FUND NAME                             CONTRACTUAL ADVISORY FEES          WAIVERS
---------                        -----------------------------------   ----------
PNC Tax-Exempt Money Market      0.25% of the first $1 billion of      0.19%
Fund                             average daily net assets plus 0.20%
                                 of average daily net assets in
                                 excess of $1 billion
Allegiant Tax Exempt Money       0.20%(3) of average daily net         0.15%
Market Fund                      assets

PNC TOTAL RETURN BOND FUND/ALLEGIANT TOTAL RETURN ADVANTAGE FUND

                                                                       NET OF FEE
FUND NAME                             CONTRACTUAL ADVISORY FEES          WAIVERS
---------                        -----------------------------------   ----------
PNC Total Return Bond Fund       0.35% of the first $1 billion of      0.20%
                                 average daily net assets plus 0.20%
                                 of average daily net assets in
                                 excess of $1 billion
Allegiant Total Return           0.40% of average daily net assets     N/A
Advantage Fund

----------
(1) The Adviser pays sub-advisory fees with respect to the portion of assets of the PNC International Equity Fund allocated to GEAM at the annual fee rate of 0.60% on average net assets of its managed portion up to $50 million, 0.55% on the second $50 million, 0.45% on the third $50 million and 0.40% on average net assets in excess of $150 million. The Adviser pays sub-advisory fees with respect to the portion of assets of the PNC International Equity Fund allocated to Morgan Stanley at the annual fee rate of 0.80% of the first $25 million of the average daily net assets of its managed portion, 0.60% of the next $25 million, 0.50% of the next $25 million, and 0.40% of average daily net assets in excess of $75 million.

(2) From its advisory fee, the Adviser pays a sub-advisory fee to Polaris and GEAM (effective September 30, 2009) based on the portion of assets of the Allegiant International Equity Fund allocated to each as follows: Polaris receives 0.35% of the first $125 million of assets managed, 0.40% of assets managed between $125 million and $200 million and 0.50% of assets managed over $200 million. GEAM is entitled to receive 0.55% on average net assets of its managed portion up to $50 million, 0.50% on the second $50 million, 0.45% on the third $50 million and 0.40% on average net assets in excess of $150 million.

(3) A voluntary waiver of investment advisory fees by the Adviser to 0.15% of daily average net assets is expected to remain in effect until at least May 31, 2010 but may be changed or terminated by the Adviser at any time.

A discussion regarding the basis for the PNC Fund Board's approval of the Selling Funds' interim and final investment advisory contracts will be available in the Selling Funds' semi-annual reports to shareholders for the period ended November 30, 2009 if the Selling Funds have not been reorganized into the Acquiring Funds by January 31, 2009. A discussion regarding the basis for the Allegiant Funds' Board's approval of certain of the Acquiring Funds' investment advisory contracts is available in the Acquiring Funds' semi-annual reports to shareholders for the period ended November 30, 2008. The Allegiant Maryland Tax Exempt Bond Fund and Allegiant Tax Exempt Limited Maturity Bond Fund are newly formed. A discussion regarding the basis for the Allegiant Funds' Board's approval of those Funds' investment advisory contracts will available in the Acquiring Funds' annual reports to shareholders for the period ended May 31, 2010.

SUB-ADVISERS

SELLING FUNDS

GE Asset Management Incorporated ("GEAM") and Morgan Stanley Investment Management Limited ("Morgan Stanley") serve as sub-advisers to a portion of the PNC International Equity Fund. GEAM is located at 3001 Summer Street, P.O. Box 7900, Stamford, Connecticut, 06904. GEAM is a wholly-owned subsidiary of General Electric Company ("GE"). GE's principal office is located at 3135 Easton Turnpike, Fairfield, Connecticut, 06828. As of June 30, 2009, GEAM managed approximately $110 billion in assets. Morgan Stanley is located at 25 Cabot Square, Canary Wharf, London E14 4QA. As of June 30, 2009, Morgan Stanley managed approximately $360.9 billion in assets. The Adviser pays sub-advisory fees with respect to the portion of assets of the PNC International Equity Fund allocated to GEAM at the annual fee rate of 0.60% on average net assets of its managed portion up to $50 million, 0.55% on the second $50 million, 0.45% on the third $50 million and 0.40% on average net assets in excess of $150 million. The Adviser pays sub-advisory fees with respect to the portion of assets of the PNC International Equity Fund allocated to Morgan Stanley at the annual fee rate of 0.80% of the first $25 million of the average daily net assets of its managed portion, 0.60% of the next $25 million, 0.50% of the next $25 million, and 0.40% of average daily net assets in excess of $75 million.

ACQUIRING FUNDS

GEAM and Polaris, each an SEC registered investment adviser, serve as sub-advisers to a portion of the Allegiant International Equity Fund. The Adviser also manages a portion of the Allegiant International Equity Fund. GEAM is located at 3001 Summer Street, Stamford, Connecticut, 06904. GEAM is a wholly-owned subsidiary of General Electric Company ("GE"). GE's principal office is located at 3135 Easton Turnpike, Fairfield, Connecticut, 06828. As of June 30, 2009, GEAM managed approximately $110 billion in assets. Polaris is located at 125 Summer Street, Suite 1470, Boston, Massachusetts 02110. As of June 30, 2009, Polaris managed approximately $2.1 billion in assets. Bernard R. Horn, Jr., Polaris' founder, owns all of the voting interests of Polaris. GEAM commenced sub-advising a portion of the Allegiant International Equity Fund on September 30, 2009. The Adviser pays sub-advisory fees with respect to the portion of assets of the Acquiring Fund allocated to GEAM at the annual fee rate of 0.55% on average net assets of its managed portion up to $50 million, 0.50% on the second $50 million, 0.45% on the third $50 million and 0.40% on average net assets in excess of $150 million. The Adviser pays sub-advisory fees with respect to the portion of assets of the Acquiring Fund allocated to Polaris at the annual fee rate of 0.35% of the first $125 million of assets managed, 0.40% of assets managed between $125 million and $200 million and 0.50% of assets managed over $200 million.

MANAGER OF MANAGERS STRUCTURE

Allegiant Funds have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint, terminate and replace sub-advisers and materially amend existing sub-advisory agreements without shareholder approval ("Manager of Managers Structure"). Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Allegiant Funds' Board, for overseeing the Funds' sub-advisers and recommending to the Board their hiring, termination or replacement. The Adviser may, in the future, recommend to the Funds' Board the establishment of the Manager of Managers Structure for any of the Funds. Currently, the International Equity Fund operates under a manager of managers structure. Shareholders will be notified of any changes made to sub-advisers within 90 days of the change. PNC Funds would be permitted to operate under the exemptive order since the PNC Funds have the same investment adviser as Allegiant Funds but would need separate shareholder approval to do so.

PORTFOLIO MANAGERS

References to the "Adviser" in the portfolio manager descriptions below include the Adviser, the predecessor firm or affiliates.

ACQUIRING FUNDS' PORTFOLIO MANAGEMENT TEAMS

NAME                                                  BUSINESS EXPERIENCE
----                             ------------------------------------------------------------
SMALL CAP CORE EQUITY INVESTMENT MANAGEMENT TEAM: ALLEGIANT SMALL CAP CORE FUND

Gordon A. Johnson                Mr. Johnson has overall responsibility for the team's
Managing Director                investment operations.
Years with the Adviser: 6
Industry experience: 25 years    Prior to Investment Counselors' merger with the Adviser on
                                 December 31, 2005, Mr. Johnson was the President and Chief
                                 Investment Officer of Investment Counselors, the former
                                 sub-adviser to the Small Cap Core Fund, since 1985.

James E. Mineman                 Mr. Mineman is responsible for coordinating the equity
Portfolio Manager                research process for the Small Cap Core Fund.
Years with the Adviser: 6
Industry experience: 15          Prior to Investment Counselors' merger with the Adviser on
years                            December 31, 2005, Mr. Mineman was the Director of Equity
                                 Research at Investment Counselors, the former sub-adviser to the Small Cap Core Fund, since 1994.

Peter A. Roy, CFA                Mr. Roy is responsible for implementing and managing the
Senior Analyst                   investment philosophy.
Years with the Adviser: 6
Industry experience: 9 years     Prior to Investment Counselors' merger with the Adviser on
                                 December 31, 2005, Mr. Roy was a portfolio manager at
                                 Investment Counselors, the former sub-adviser to the Small
                                 Cap Core Fund, since 2003. Prior to 2003, Mr. Roy was a
                                 portfolio manager for Allegiant Trust Company.

NAME                                                  BUSINESS EXPERIENCE
----                             ------------------------------------------------------------
Lisa A. Teter                    Ms. Teter is responsible for portfolio management and
Senior Analyst                   trading for the Small Cap Core Fund.
Years with the Adviser: 6
Industry experience: 15 years    Prior to Investment Counselors' merger with the Adviser on
                                 December 31, 2005, Ms. Teter was a portfolio manager at
                                 Investment Counselors, the former sub-adviser to the Small
                                 Cap Core Fund, since 1994.

M. Jed Ellerbroek, Jr., CFA      Mr. Ellerbroek is responsible for providing security
Analyst                          analysis and idea generation to the portfolio management
Years with the Adviser: 1        process for the Small Cap Core Fund.
Industry experience: 4 years
                                 Prior to joining the Adviser in 2008, Mr. Ellerbroek was an associate analyst at Wachovia Capital Markets.

INTERNATIONAL EQUITY INVESTMENT MANAGEMENT TEAM, GEAM AND POLARIS (SUB-ADVISERS):
ALLEGIANT INTERNATIONAL EQUITY FUND

Martin C. Schulz, J.D.           Mr. Schulz is responsible for the day-to-day management of
Managing Director                the International Growth Component of the International
Years with the Adviser: 12       Equity Fund.
Industry experience: 14 years
                                 Mr. Schulz has been with the Adviser since 1997.

Bernard R. Horn, Jr.             Mr. Horn is responsible for the day-to-day management of the
President and Chief              International Value Component of the International Equity
Investment Officer,              Fund.
Polaris
Years with Polaris: 15           Mr. Horn founded Polaris, sub-adviser of the Fund in 1995.
Industry experience: 29 years

Sumanta Biswas, CFA              Mr. Biswas is responsible for research and assisting in
Assistant Portfolio Manager,     management of the International Value Component of the
Polaris                          International Equity Fund.
Years with Polaris: 8
Industry experience: 12 years    Mr. Biswas joined Polaris in 2002.

Ralph R. Layman, CFA             Mr. Layman is the lead portfolio manager for the
President and Chief              International Core Component of the International Equity
Investment Officer, GEAM         Fund's portfolio.
Years with GEAM: 18
Industry experience: 30 years    Mr. Layman joined GEAM in 1991.

NAME                                                  BUSINESS EXPERIENCE
----                             ------------------------------------------------------------
Brian Hopkinson, AIA             Mr. Hopkinson is a co-portfolio manager for the
Senior Vice President, GEAM      International Core Component of the International Equity
Years with GEAM: 13              Fund's portfolio.
Industry experience: 31 years
                                 Mr. Hopkinson joined GEAM in 1996.

Paul Nestro, CFA                 Mr. Nestro is a co-portfolio manager for the International
Senior Vice President, GEAM      Core Component of the International Equity Fund's portfolio.
Years with GEAM: 16
Industry experience: 16 years    Mr. Nestro joined GEAM in 1993.

Jonathan L. Passmore             Mr. Passmore is a co-portfolio manager for the International
Senior Vice President, GEAM      Core Component of the International Equity Fund's portfolio.
Years with GEAM: 8
Industry experience: 34 years    Mr. Passmore joined GEAM in 2001.

Michael J. Solecki, CFA          Mr. Solecki is a co-portfolio manager for the International
Co-Chief Investment Officer,     Core Component of the International Equity Fund's portfolio.
GEAM
Years with GEAM: 19              Mr. Solecki joined GEAM in 1990.
Industry experience: 22 years

Makoto Sumino, CFA               Mr. Sumino is a co-portfolio manager for the International
Senior Vice President, GEAM      Core Component of the International Equity Fund's portfolio.
Years with GEAM: 13
Industry experience: 21 years    Mr. Sumino joined GEAM in 1996.

TAXABLE FIXED INCOME MANAGEMENT TEAM: ALLEGIANT LIMITED MATURITY BOND FUND AND ALLEGIANT
TOTAL RETURN ADVANTAGE FUND

Andrew D. Harding                Mr. Harding has primary responsibility for taxable fixed
Chief Investment Officer,        income strategy and performance at the Adviser.
Fixed Income
Years with the Adviser: 9        Mr. Harding has been with the Adviser since 2000.
Industry experience: 28 years

Brendan J. Burke                 Mr. Burke is primarily responsible for portfolio management
Senior Portfolio Manager,        and corporate credit research.
Fixed Income
Years with the Adviser: 7        Prior to joining the Adviser in 2002, Mr. Burke was a Vice
Industry experience: 12 years    President with ASB Capital Management where he was
                                 responsible for corporate bond research and trading
                                 Investment Grade corporate bonds.

NAME                                                  BUSINESS EXPERIENCE
----                             ------------------------------------------------------------
Mark A. Lozina, CFA              Mr. Lozina has day-to-day responsibility for fixed income
Portfolio Manager, Short         security and portfolio research.
Duration
Years with the Adviser: 7        Mr. Lozina has been with the Adviser since 2002.
Industry experience: 13 years

TAX EXEMPT FIXED INCOME TEAM: ALLEGIANT MARYLAND TAX EXEMPT BOND FUND, ALLEGIANT INTERMEDIATE
TAX EXEMPT BOND FUND AND ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND

Stephen Winterstein              Mr. Winterstein has overall responsibility for the team's
Managing Director,               investment operations.
Municipal Bonds
Years with the Adviser: 16       Mr. Winterstein has been with the Adviser since 1993.
Industry experience: 25 years

Adam Mackey                      Mr. Mackey has responsibility for portfolio management and
Portfolio Manager,               trading for municipal bonds.
Municipal Bonds
Years with the Adviser: 8       Mr. Mackey has been with the Adviser since 2001.
Industry experience: 12 years

Rebecca Rogers                   Ms. Rogers leads the municipal bond trading desk and is
Portfolio Manager,               responsible for the execution of trades.
Municipal Bonds
Years with the Adviser: 9        Prior to joining the Adviser in 2000, Ms. Rogers was in the
Industry experience: 25 years    institutional sales group of A.H. Williams.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Allegiant Funds is described in the Statement of Additional Information. Portfolio manager information for the Selling Funds is in the Selling Funds' prospectuses and Statement of Additional Information.

PRINCIPAL UNDERWRITER

SELLING FUNDS. PNC Fund Distributor, LLC, with its principal offices located at 100 Summer Street, Boston, Massachusetts 02110, serves as the principal underwriter of the Selling Funds.

ACQUIRING FUNDS. Professional Funds Distributor, LLC, with its principal offices at 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the principal underwriter of the Acquiring Funds.

CO-ADMINISTRATION SERVICES

SELLING FUNDS. The Adviser also serves as administrator to the PNC Funds pursuant to an Administration Agreement dated as of May 28, 1993 and amended through May 13, 2008 between the Company and a predecessor of the Adviser. The Adviser has entered into a Sub-Administration Agreement with PNC Global Investment Services (U.S.) Inc. ("PNC-GIS"), a subsidiary of PNC, to serve as the sub-administrator. PNC-GIS is located at 301 Bellevue Parkway, Wilmington, Delaware 19809.

ACQUIRING FUNDS. PNC-GIS, with its principal offices at 760 Moore Road, King of Prussia, Pennsylvania 19406, and the Adviser serve as co-administrators to the Acquiring Funds.

CUSTODIAN

SELLING FUNDS. Fifth Third Bank with principal offices at 38 Fountain Square Plaza, Cincinnati, OH 45263 serves as custodian to the Selling Funds.

ACQUIRING FUNDS. PFPC Trust Company, with offices at, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian to the Acquiring Funds.

TRANSFER AGENT

SELLING FUNDS. PNC-GIS, with its principal offices at 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as transfer and dividend disbursing agent for the Selling Funds.

ACQUIRING FUNDS. PNC-GIS, with its principal offices at 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as transfer and dividend disbursing agent for the Acquiring Funds.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES

Described below are the procedures for the purchase, exchange and redemption of shares of the Selling Funds and the Acquiring Funds. You should refer to the Allegiant Funds prospectuses (a copy of the appropriate Allegiant Fund's prospectus accompanies this Proxy Statement) for specific procedures applicable to the purchases, exchanges and redemptions of shares of the Acquiring Funds. Set forth below is a brief description of the basic purchase, exchange and redemption procedures applicable to the shares of the Selling Funds and the Acquiring Funds.

PURCHASE PROCEDURES: SELLING FUNDS. Shareholders of the Selling Funds may purchase Class A Shares and Class C Shares by mail or express delivery, or by wire, or by telephone, or by Automatic Investment Plan, or from trust or banking departments of PNC Bank or PNC Bank, Delaware, another financial intermediary that has entered into an agreement with the Selling Funds' distributor to sell shares, or directly through a financial intermediary, or directly from the PNC Funds. Class A Shares of certain Selling Funds impose sales charges, see the heading "Sales Charges" below.

Shareholders of the Selling Funds may purchase Institutional Shares by mail or express delivery, or by wire, or by telephone, or by Automatic Investment Plan, or from the trust or banking departments of PNC Bank or PNC Bank, Delaware, or another financial intermediary that has entered into an agreement with the Selling Funds' distributor to sell shares, or if you had an Institutional Shares account directly with the Selling Funds on September 30, 2002, or directly from the PNC Funds if you are investing $1 million or more with the Selling Funds. Institutional Shares do not impose sales charges.

The Selling Funds are open for business each day the New York Stock Exchange
(NYSE) is open. Selling Fund shares will not be priced on days the NYSE is closed. The price of each share class of each of the equity and bond Selling Funds is calculated every business day, as of the close of regular trading on the NYSE. The close of trading on the NYSE is typically 4 p.m. Eastern time. With respect to the PNC Tax-Exempt Money Market Fund, the price of each share class is calculated every business day at 11:00 a.m. Eastern time, and, with respect to the PNC Prime Money Market Fund and PNC Government Money Market Fund, at 3:00 p.m. Eastern time. If the bond market closes early due to a holiday, a scheduled half-day or an unscheduled suspension of trading, the PNC Prime Money Market Fund and PNC Government Money Market Fund will stop taking purchase orders after 11:00 a.m. Eastern time, but will continue to honor redemption requests up to the normal closing time of 3:00 p.m. Eastern time.

If the Selling Funds' transfer agent receives an order to buy or sell shares before the close of a Selling Fund's business hours (as described above) and it is in good order, it will be processed at the share price calculated that day. Orders received after the close of a Selling Fund's business hours will be processed at the next business day's share price. A representative of the shareholder's financial institution will tell you when your order will be processed. It is the responsibility of the shareholder's financial institution to promptly forward an order to the Selling Fund. Certain institutions are permitted to transmit their orders to the Selling Funds after the close of business hours if the institution has entered into an agreement with the Selling Funds that permits later transmissions of timely orders for the Selling Funds, and the order must carry a time-stamp indicating that the institution received the order from the shareholder before the close of a Selling Fund's business hours.

The minimum initial investment for Class A Shares and Class C Shares is $1,000 and the minimum subsequent investment amount is $100. The minimum aggregate initial investment for Class I Shares is $1 million and the minimum subsequent investment amount is $100.

SALES CHARGES: SELLING FUNDS. Class A Shares of the Selling Funds assess front-end sales charges which vary based on the amount being invested and the type of Fund you're investing in:

EQUITY FUNDS

                       This much    Equaling approximately this
If you invest         is deducted   much of your net investment
-------------         -----------   ---------------------------
Up to $99,999            4.75%                 4.99%
$100,000 - $249,999      3.50%                 3.63%
$250,000 - $499,999      2.50%                 2.56%
$500,000 - $999,999      2.00%                 2.04%
$1 million or more       0.00%*                0.00%

BOND FUNDS

                       This much    Equaling approximately this
If you invest         is deducted   much of your net investment
-------------         -----------   ---------------------------
Up to $99,999            4.25%                 4.44%
$100,000 - $249,999      3.00%                 3.09%
$250,000 - $499,999      2.00%                 2.04%
$500,000 - $999,999      1.50%                 1.52%
$1 million or more       0.00%*                0.00%

* There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more in the Selling Funds. However, there is a 1% Contingent Deferred Sales Charge on any sale within one year of buying them except in the case of Systematic Withdrawal Plans.

There are no sales charges on Class A Shares of the Selling Funds' money market Funds.

PURCHASE PROCEDURES: ACQUIRING FUNDS. Shareholders of the Acquiring Funds may purchase Class A Shares and Class C Shares via the Internet, or by mail, or by telephone with wire transfer, or by Automated Clearing House, or by Planned Investment Program, or by exchange of shares of an Acquiring Fund for the same class of shares of another Acquiring Fund, or by Systematic Exchange Program, or through a financial intermediary. Class A Shares and Class C Shares are sold to individuals, corporate investors and retirement plans. Class A Shares of certain Acquiring Funds impose sales charges, see the heading "Sales Charges" below.

Shareholders of the Acquiring Funds may purchase Class I Shares via the Internet, or by mail, or by telephone with wire transfer, or by Automated Clearing House, or by exchange of Class I Shares of an Acquiring Fund for Class I shares of another Acquiring Fund, or through a financial intermediary. Class I Shares may be purchased directly by institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. Class I Shares do not impose sales charges.

You may purchase shares on any day that New York Stock Exchange (NYSE) is open for business ("Business Day"). Shares cannot be purchased by wire transactions on days when banks are closed. The Selling and Acquiring Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of a Fund or its shareholders.

The price per share (the offering price) will be the NAV next determined after a Fund or an authorized financial intermediary receives your purchase order in proper form, plus in the case of certain Class A Shares, the applicable front-end sales charge. Daily NAV of each of the non-Money Market Acquiring Funds is calculated each Business Day at the close of regular trading on the NYSE. The close of trading on the NYSE is typically 4 p.m. Eastern time. With respect to the Allegiant Tax Exempt Money Market Fund, the price of each share class is calculated each Business Day at 1:00 p.m. Eastern time and 4:00 p.m. Eastern time (or close of trading on the NYSE). With respect to the Allegiant Money Market and Allegiant Government Money Market Funds, the price of each share class is calculated each Business Day at 4:00 p.m. Eastern time (or close of trading on the NYSE).The deadline for submitting a purchase order for each of the non-money market Acquiring Funds to the transfer agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time. The deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day's NAV for the Allegiant Tax Exempt Money Market Fund is 11:45 a.m. Eastern time. The deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day's NAV for the

Allegiant Money Market and Allegiant Government Money Market Funds is 3:30 p.m. Eastern time.

If you use a financial intermediary, the financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to the Acquiring Funds or their transfer agent on time. The Acquiring Funds may authorize certain financial intermediaries to receive, on behalf of the Acquiring Funds, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to receive such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is received by the financial intermediary on a Business Day, and the order will be priced at the Fund's NAV per share next determined after such receipt by the financial intermediary, adjusted for any applicable sales charge.

The minimum initial investment for Class A and Class C Shares is $1,000 and there is no subsequent minimum investment. The minimum initial and monthly investment for the Planned Investment Program for Class A and Class C Shares is $50. Class I Shares have no minimum initial investment except that employees, directors, officers, and retirees of Allegiant, PNC Financial Services Group, Inc. or any of its affiliates, the Funds' co-administrators, underwriter or any investment sub-adviser to the Acquiring Funds and their immediate families (spouse, parents, siblings, children and grandchildren) may purchase Class I Shares subject to a $1,000 minimum initial investment, whether purchasing shares directly or through a Planned Investment Program. Planned Investment Programs are subject to a $50 monthly minimum investment.

SALES CHARGES: ACQUIRING FUNDS

Front-End Sales Charges - Class A Shares

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load. The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment and your investment selection:

SMALL CAP CORE AND INTERNATIONAL EQUITY FUNDS

                                                                             DEALERS'
                                    SALES CHARGE AS                        REALLOWANCE
IF YOUR                             A % OF OFFERING   AS A % OF NET     AS A % OF OFFERING
INVESTMENT IS:                      PRICE PER SHARE   AMOUNT INVESTED    PRICE PER SHARE
--------------                      ---------------   ---------------   ------------------
Less than $25,000                        5.50%             5.82%              5.00%
$25,000 but less than $50,000            5.25%             5.54%              4.75%
$50,000 but less than $100,000           4.75%             4.99%              4.25%
$100,000 but less than $250,000          3.75%             3.90%              3.25%
$250,000 but less than $500,000          3.00%             3.09%              2.50%
$500,000 but less than $1,000,000        2.00%             2.04%              1.50%
$1,000,000 or more*                      0.00%             0.00%              0.00%

LIMITED MATURITY BOND FUND

                                                                             DEALERS'
                                    SALES CHARGE AS                         REALLOWANCE
If your                             A % OF OFFERING    AS A % OF NET    AS A % OF OFFERING
Investment is:                      PRICE PER SHARE   AMOUNT INVESTED     PRICE PER SHARE
--------------                      ---------------   ---------------   ------------------
Less than $100,000                       2.00%             2.04%               1.50%
$100,000 but less than $250,000          1.50%             1.52%               1.25%
$250,000 but less than $500,000          1.00%             1.01%               0.75%
$500,000 but less than $1,000,000        0.50%             0.50%               0.25%
$1,000,000 or more*                      0.00%             0.00%               0.00%

MARYLAND TAX EXEMPT BOND, INTERMEDIATE TAX EXEMPT BOND AND TAX EXEMPT LIMITED MATURITY BOND FUNDS

                                                                             DEALERS'
                                    SALES CHARGE AS                         REALLOWANCE
If your                             A % OF OFFERING    AS A % OF NET    AS A % OF OFFERING
Investment is:                      PRICE PER SHARE   AMOUNT INVESTED     PRICE PER SHARE
--------------                      ---------------   ---------------   ------------------
Less than $100,000                       3.00%             3.09%               2.50%
$100,000 but less than $250,000          2.00%             2.04%               1.50%
$250,000 but less than $500,000          1.50%             1.52%               1.00%
$500,000 but less than $1,000,000        1.00%             1.01%               0.50%
$1,000,000 or more*                      0.00%             0.00%               0.00%

TOTAL RETURN ADVANTAGE FUND

                                                                             DEALERS'
                                    SALES CHARGE AS                         REALLOWANCE
If your                             A % OF OFFERING    AS A % OF NET    AS A % OF OFFERING
Investment is:                      PRICE PER SHARE   AMOUNT INVESTED     PRICE PER SHARE
--------------                      ---------------   ---------------   ------------------
Less than $50,000                        4.50%             4.71%               4.00%
$50,000 but less than $100,000           4.00%             4.17%               3.50%
$100,000 but less than $250,000          3.75%             3.90%               3.25%
$250,000 but less than $500,000          2.50%             2.56%               2.00%

                                                                             DEALERS'
                                    SALES CHARGE AS                         REALLOWANCE
If your                             A % OF OFFERING    AS A % OF NET    AS A % OF OFFERING
Investment is:                      PRICE PER SHARE   AMOUNT INVESTED     PRICE PER SHARE
--------------                      ---------------   ---------------   ------------------
$500,000 but less than $1,000,000        2.00%             2.04%               1.50%
$1,000,000 or more*                      0.00%             0.00%               0.00%

* There is no front-end sales charge on purchases of Class A Shares of the Acquiring Funds' money market Funds. In addition, there is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more in all Acquiring Funds and in such cases, the Underwriter, Adviser, or one of their affiliates, may make a payment to the selected dealer in an amount not to exceed 1.00% of the amount invested with respect to the Small Cap Core and International Equity Funds, and 0.50% of the amount invested with respect to the Limited Maturity Bond, Maryland Tax Exempt Bond, Intermediate Tax Exempt Bond, Tax Exempt Limited Maturity Bond and Total Return Advantage Funds. If you redeem Small Cap Core or International Equity Fund shares purchased without a sales charge within 18 months after the purchase date, a contingent deferred sales charge of 1.00% will be assessed against your account. If you redeem Maryland Tax Exempt Bond, Intermediate Tax Exempt Bond, Tax Exempt Limited Maturity Bond or Total Return Advantage Fund shares purchased without a sales charge within 18 months after the purchase date, a contingent deferred sales charge of 0.50% will be assessed against your account. If you redeem Limited Maturity Bond Fund shares purchased without a sales charge within 18 months after the purchase date, a contingent deferred sales charge of 0.25% will be assessed against your account.

REDEMPTION PROCEDURES: SELLING FUNDS. Shareholders of the Selling Funds may sell Class A Shares, Class C Shares and Institutional Class Shares by contacting their investment adviser or the Selling Funds' transfer agent, or by mail, or by telephone, or by Systematic Withdrawal Plan. For Class A Shares, Class C Shares and Institutional Class Shares the minimum redemption is $100 for redemptions via the Systematic Withdrawal Plan.

The sale price of each share for a redemption request received in good order by the Selling Fund before the close of a Fund's business hours will be processed at the share price calculated that day. Redemption requests received after the close of a Fund's business hours will be processed at the next business day's share price.

Ordinarily, when shares are sold, the Selling Funds normally send out money within one business day of when the order is processed, although it could take up to seven days. Proceeds can be remitted by check, or sent to a bank account by Automated Clearing House if $100 or more, or by wire if $1,000 or more.

REDEMPTION PROCEDURES: ACQUIRING FUNDS. Shareholders of the Acquiring Funds may sell their Class A Shares and Class C Shares through the Internet, or by telephone, or through the Systematic Withdrawal Plan, or through a financial intermediary. Shareholders of the Acquiring Funds may sell their Class I Shares through the Internet, or by telephone, or through a financial intermediary.

For Class A and Class C shares the minimum redemption is $100 for redemption requests made through the Internet or by telephone or the Systematic Withdrawal Plan. For Class I Shares the minimum redemption is $100 for a redemption request made through the Internet. A financial intermediary may charge a fee for its services.

The sale price of each share for redemption requests received in good order by the Acquiring Funds will be the next NAV determined, less any applicable deferred sales charge.

Normally, redemption proceeds will be sent within seven days after receipt of the request in good order. Proceeds can be wired to a bank account or sent by check. The Acquiring Funds do not charge a fee to wire funds; however, financial institutions may charge a fee.

EXCHANGE PROCEDURES: SELLING FUNDS

CLASS A AND C SHARES. Shareholders of the Selling Funds may exchange some or all of their Class A or Class C Shares of one Selling Fund for the same class of shares of any other Selling Fund, as long as those shares may legally be sold in your state. In general, there are no sales charges when you exchange from one Selling Fund to another. One exception is with Class A shares when you are exchanging from a money market fund into a stock or bond fund. Unless you are eligible for a sales charge waiver (see "Choosing A Share Class" in the Selling Funds' prospectus), you will be charged the sales charge on the Fund into which you're exchanging. Note that once you have paid a sales charge, you'll be given credit for having paid that charge in all future exchanges of the money involved.

INSTITUTIONAL SHARES. Shareholders of the Selling Funds may exchange some or all of their Institutional Shares of one Selling Fund for the same class of shares of any other Selling Fund, as long as those shares may legally be sold in your state.

Exchange privileges will terminate if any shareholder makes more than 12 roundtrip transactions, with no more than 3 roundtrip transactions in a calendar quarter, in a calendar year if the Funds' administrator determines that the shareholder is engaging in market timing.

EXCHANGE PROCEDURES: ACQUIRING FUNDS

Shareholders of the Acquiring Funds may exchange shares of an Acquiring Fund for the same class of shares of another Acquiring Fund.

CLASS A SHARES. Shareholders may exchange Class A Shares of any Acquiring Fund for Class A Shares of any other Acquiring Fund. If shareholders exchange shares that were purchased without a sales charge into an Acquiring Fund with a sales charge, that exchange is subject to the sales charge applicable to the new Acquiring Fund. If a shareholder exchanges shares into an Acquiring Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange in this manner.

CLASS C SHARES. Shareholders may exchange Class C Shares of any Acquiring Fund for Class C Shares of any other Acquiring Fund. No contingent deferred sales charge is imposed on redemptions of shares acquired in an exchange in this manner, provided shares are held for at least 18 months from the initial purchase.

CLASS I SHARES. Shareholders may exchange Class I Shares of any Acquiring Fund for Class I Shares of any other Acquiring Fund. Shareholders may also exchange Class I Shares of the Acquiring Funds for Institutional Shares of the Advantage Fund money market portfolios. Exchanges into Institutional Shares of the Advantage Fund are subject to certain minimum initial and subsequent investment requirements.

Exchanges into or out of a non-money market Selling Fund are limited to no more than six "round trip" transactions - a Fund purchase followed shortly by a corresponding sale (redemption or exchange) - during any twelve-month period. If multiple "round trip" transactions occur in an account, there must be at least 60 calendar days between the initiation of each transaction.

DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

Class A and Class C Shares of the Selling Funds and Acquiring Funds are subject to a distribution plan under Rule 12b-1 (each a "Plan" and, collectively, the "Plans") which allows the Funds to reimburse expenses related to the sale and distribution of their shares. Because these fees are paid out of the Funds' assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The table below indicates the fees expected to be incurred under the Plans for the current fiscal year. Unless otherwise noted, the fees shown also represent the maximum amount payable under each Plan.

DISTRIBUTION (12B-1) FEES

           PNC CAPITAL    ALLEGIANT      ALLEGIANT
          OPPORTUNITIES   SMALL CAP    SMALL CAP CORE
               FUND       CORE FUND   FUND(PRO FORMA)
          -------------   ---------   ---------------
Class A        0.25%       0.05%(1)       0.05%(1)
Class C        0.75%       0.75%          0.75%
Class I        None        None(1)        None(1)

                                         ALLEGIANT
              PNC         ALLEGIANT     GOVERNMENT
           GOVERNMENT     GOVERNMENT   MONEY MARKET
          MONEY MARKET      MONEY          FUND
              FUND       MARKET FUND    (PRO FORMA)
          ------------   -----------   -------------
Class A      0.00%(2)      0.00%(1)       0.00%(1)
Class C      0.00%(2)       N/A            N/A
Class I      None          None(1)        None(1)

                                            ALLEGIANT
               PNC          ALLEGIANT     INTERNATIONAL
          INTERNATIONAL   INTERNATIONAL    EQUITY FUND
           EQUITY FUND     EQUITY FUND     (PRO FORMA)
          -------------   -------------   -------------
Class A        0.25%         0.05%(1)        0.05%(1)
Class C        0.75%         0.75%           0.75%
Class I        None          None(1)         None(1)

                            ALLEGIANT         ALLEGIANT
           PNC LIMITED       LIMITED           LIMITED
          MATURITY BOND   MATURITY BOND     MATURITY BOND
               FUND            FUND       FUND (PRO FORMA)
          -------------   -------------   ----------------
Class A        0.25%         0.03%(1)          0.03%(1)
Class C        0.75%         0.75%             0.75%
Class I        None          None(1)           None(1)

                            ALLEGIANT
                           MARYLAND TAX
           PNC MARYLAND    EXEMPT BOND
            TAX-EXEMPT         FUND
            BOND FUND      (PRO FORMA)
          -------------   -------------
Class A        0.25%         0.03%(1)
Class C        0.75%         0.75%
Class I        None          None

                            ALLEGIANT         ALLEGIANT
           PNC NATIONAL    INTERMEDIATE     INTERMEDIATE
            TAX-EXEMPT      TAX EXEMPT     TAX EXEMPT BOND
            BOND FUND       BOND FUND     FUND (PRO FORMA)
          -------------   -------------   ----------------
Class A       0.25%          0.03%(1)         0.03%(1)
Class C       0.75%          0.75%            0.75%
Class I       None           None(1)          None(1)

            PNC PRIME       ALLEGIANT         ALLEGIANT
           MONEY MARKET    MONEY MARKET     MONEY MARKET
               FUND            FUND       FUND (PRO FORMA)
          -------------   -------------   ----------------
Class A      0.00%(2)        0.00%(1)         0.00%(1)
Class C      0.00%(2)         N/A              N/A
Class I      None            None(1)          None(1)

                          ALLEGIANT TAX
             PNC TAX-         EXEMPT
              EXEMPT         LIMITED
             LIMITED      MATURITY BOND
             MATURITY          FUND
            BOND FUND      (PRO FORMA)
          -------------   -------------
Class A       0.25%          0.03%(1)
Class C       0.75%          0.75%
Class I       None           None

                                            ALLEGIANT TAX
             PNC TAX-     ALLEGIANT TAX     EXEMPT MONEY
           EXEMPT MONEY    EXEMPT MONEY      MARKET FUND
           MARKET FUND     MARKET FUND       (PRO FORMA)
          -------------   -------------   ----------------
Class A      0.00%(2)        0.03%(1)         0.03%(1)
Class C      0.00%(2)         N/A              N/A
Class I      None            None(1)          None(1)

                            ALLEGIANT      ALLEGIANT TOTAL
            PNC TOTAL     TOTAL RETURN         RETURN
           RETURN BOND      ADVANTAGE      ADVANTAGE FUND
               FUND           FUND           (PRO FORMA)
          -------------   -------------   ----------------
Class A       0.25%          0.03%(1)         0.03%(1)
Class C       0.75%          0.75%            0.75%
Class I       None           None(1)          None(1)

----------
(1) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class A Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year. Distribution (12b-1) Fees have been restated to reflect the termination of the Rule 12b-1 Plan for Class I on June 18, 2009.

(2) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Selling Fund's Class A and Class C Shares during the current fiscal year. The Selling Fund may pay a maximum annual fee of 0.25% out of its Class A Shares and 0.75% out of its Class C Shares pursuant to a Rule 12b-1 Plan. The Selling Fund may reduce or eliminate the amount of 12b-1 fees paid to reduce the Selling Fund's total operating expenses and expects such payments to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

SHAREHOLDER SERVICES PLANS

Each of the Selling Funds has adopted a distribution and service plan with respect to its Class A Shares and Class C Shares, while each of the Acquiring Funds has adopted a shareholder services plan with respect to its Class A Shares and Class C Shares. Accordingly, each share class may pay for services provided by financial institutions to its shareholders who hold such shares. Such services include, but are not limited to, processing purchase and redemption orders, processing dividend payments and maintaining customer account records. Each Fund may pay these financial institutions up to 0.25% (on an annualized basis) of the net asset value attributable to Class A Shares or Class C Shares for these shareholder services.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Selling and Acquiring Fund makes distributions of capital gains, if any, at least annually. The Selling and Acquiring Funds may make additional distributions, if necessary to avoid the imposition of any Federal income or excise taxes on the Funds. See the applicable prospectuses for more detailed information. Before the Reorganization, the Selling Funds, other than the Maryland Tax Exempt Bond and Tax Exempt Limited Maturity Bond Funds, expect to distribute ordinary income and capital gains, if any, to their shareholders. These distributions will be taxable to shareholders.

SELLING FUNDS. Dividends from net investment income are declared and paid as follows:

Selling Fund Name                           Dividends
-----------------                           ---------
PNC Capital Opportunities Fund              Annually
PNC Government Money Market Fund            Declared daily, paid monthly
PNC International Equity Fund               Semi-Annually
PNC Limited Maturity Bond Fund              Declared daily, paid monthly
PNC Maryland Tax-Exempt Bond Fund           Declared daily, paid monthly
PNC National Tax-Exempt Bond Fund           Declared daily, paid monthly

PNC Prime Money Market Fund                 Declared daily, paid monthly
PNC Tax-Exempt Limited Maturity Bond Fund   Declared daily, paid monthly
PNC Tax-Exempt Money Market Fund            Declared daily, paid monthly
PNC Total Return Bond Fund                  Declared daily, paid monthly

ACQUIRING FUNDS. Dividends from net investment income are declared and paid as follows:

Acquiring Fund Name                         Dividends
-------------------                         ---------
Allegiant Small Cap Core Fund               Annually
Allegiant Government Money Market Fund      Declared daily, paid monthly
Allegiant International Equity Fund         Annually
Allegiant Limited Maturity Bond Fund        Declared daily, paid monthly
Allegiant Maryland Tax Exempt Bond Fund     Declared daily, paid monthly
Allegiant Intermediate Tax Exempt Bond
   Fund                                     Declared daily, paid monthly
Allegiant Money Market Fund                 Declared daily, paid monthly
Allegiant Tax Exempt Limited Maturity
   Bond Fund                                Declared daily, paid monthly
Allegiant Tax Exempt Money Market Fund      Declared daily, paid monthly
Allegiant Total Return Advantage Fund       Declared daily, paid monthly

INFORMATION RELATING TO THE REORGANIZATION

DESCRIPTION OF THE REORGANIZATION

The terms and conditions under which the Reorganization will be implemented are set forth in the Agreement and Plan of Reorganization (the form of which is attached hereto as Exhibit A). Significant provisions of the Agreement and Plan of Reorganization are summarized below; however, this summary is qualified in its entirety by reference to the Agreement and Plan of Reorganization.

Pursuant to the Agreement and Plan of Reorganization, the PNC Fund Board is proposing that each Selling Fund transfer all of its assets and assign all of its liabilities to the relevant Acquiring Fund, in exchange for shares of the relevant Acquiring Fund, having an aggregate net asset value equal to the value of all assets transferred less the liabilities of each Selling Fund assumed by the Acquiring Fund. The Selling Funds then will effect a pro rata distribution of such shares of the Acquiring Fund to the shareholders of record of the Selling Funds as of the Effective Time of the Reorganization. The Selling Funds would then be liquidated and dissolved. As a result, the shareholders of the Selling Funds will become shareholders of the Acquiring Fund. The total value of the relevant Acquiring Fund shares will be the same as the total value of that Acquiring Fund shares plus the shares of the relevant Selling Fund prior to the Reorganization.

Each of the Reorganizations of the eleven Selling Funds will occur as described below:

             PNC FUNDS                                 ALLEGIANT FUNDS
-----------------------------------          -----------------------------------
PNC CAPITAL OPPORTUNITIES FUND        INTO   ALLEGIANT SMALL CAP CORE FUND(1)
   A Shares                                     A Shares
   C Shares                                     C Shares
   Institutional Shares                         I Shares
PNC GOVERNMENT MONEY MARKET FUND      INTO   ALLEGIANT GOVERNMENT MONEY MARKET
                                                FUND(1)
   A Shares                                     A Shares
   C Shares                                     A Shares
   Institutional Shares                         I Shares
PNC INTERNATIONAL EQUITY FUND         INTO   ALLEGIANT INTERNATIONAL EQUITY
                                                FUND(1)
   A Shares                                     A Shares
   C Shares                                     C Shares
   Institutional Shares                         I Shares
PNC LIMITED MATURITY BOND FUND        INTO   ALLEGIANT LIMITED MATURITY BOND
                                                FUND(1)
   A Shares                                     A Shares
   C Shares                                     C Shares
   Institutional Shares                         I Shares
PNC MARYLAND TAX-EXEMPT BOND FUND     INTO   ALLEGIANT MARYLAND TAX EXEMPT BOND
                                                FUND(3)
   A Shares                                     A Shares
   C Shares                                     C Shares
   Institutional Shares                         I Shares
PNC NATIONAL TAX-EXEMPT BOND FUND(2)  INTO   ALLEGIANT INTERMEDIATE TAX EXEMPT
                                                BOND FUND
   A Shares                                     A Shares
   C Shares                                     C Shares
   Institutional Shares                         I Shares
PNC PRIME MONEY MARKET FUND           INTO   ALLEGIANT MONEY MARKET FUND(1)
   A Shares                                     A Shares
   C Shares                                     A Shares
   Institutional Shares                         I Shares
PNC TAX-EXEMPT LIMITED MATURITY       INTO   ALLEGIANT TAX EXEMPT LIMITED
   BOND FUND                                    MATURITY BOND FUND(3)
   A Shares                                     A Shares
   C Shares                                     C Shares
   Institutional Shares                         I Shares
PNC TAX-EXEMPT MONEY MARKET FUND      INTO   ALLEGIANT TAX EXEMPT MONEY MARKET
                                                FUND(1)
   A Shares                                     A Shares
   C Shares                                     A Shares
   Institutional Shares                         I Shares
PNC TOTAL RETURN BOND FUND(2)         INTO   ALLEGIANT TOTAL RETURN ADVANTAGE
                                                FUND
   A Shares                                     A Shares
   C Shares                                     C Shares
   Institutional Shares                         I Shares

----------
(1) The Allegiant Fund will be the financial accounting survivor if the Reorganization is approved.

(2) The PNC Fund will be the financial accounting survivor if the Reorganization is approved.

(3)  The Allegiant Fund is a newly registered "shell fund" of Allegiant.

The value of a Selling Fund's assets acquired and the amount of its liabilities assumed by the relevant Acquiring Fund and the net asset value per share of that Acquiring Fund will be determined on the business day next preceding the Closing Date in accordance with valuation procedures described in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information.

Completion of the Reorganization is subject to a number of conditions set forth in the Agreement and Plan of Reorganization. In addition, the Agreement and Plan of Reorganization and the Reorganization may be abandoned at any time for any reason prior to the Closing Date by the vote of a majority of the PNC Fund Board, even if a majority of the Selling Funds' shareholders approve the Reorganization. At any time prior to or after approval of the Agreement and Plan of Reorganization by shareholders of the Selling Funds, any provision of the Agreement and Plan of Reorganization may be amended upon authorization of the PNC Fund Board without approval of the Selling Funds' shareholders. At any time prior to the Closing Date, the PNC Fund Board may waive any condition set forth in the Agreement and Plan of Reorganization if, in the PNC Fund Board's judgment, such waiver will not have a material adverse effect on the interests of the PNC Funds' shareholders.

These provisions permit the PNC Fund Board to amend and waive provisions that are substantive, as well as provisions that are ministerial or de minimis in nature. In approving any such amendment or granting any such waiver, the PNC Fund Board will be subject to its fiduciary duties of care and loyalty to shareholders, including that such amendment or waiver be in the best interest of the Selling Funds' shareholders.

REASONS FOR THE REORGANIZATIONS AND THE NEW INVESTMENT ADVISORY AGREEMENTS

The PNC Fund Board is proposing these Reorganizations and the new investment advisory agreements because it believes that the consolidation of the affiliated fund complexes and their investment advisers is in the best interest of the shareholders of the PNC Funds. The Reorganization will provide shareholders of the PNC Funds the opportunity to become part of a larger and more diverse fund complex; the opportunity to invest in larger funds with relatively attractive performance records and expense ratios that can use their increased asset size to offer the benefits of economies of scale and spread relatively fixed costs, such as legal fees, over a larger asset base; and the opportunity to invest in a family of funds managed by an investment adviser that has extensive investment management experience, expertise and resources. The Allegiant Funds currently offers 29 mutual funds, and as of July 31, 2009 had net assets of approximately $8.4 billion.

The PNC Fund Board considered various factors in reviewing the proposed Reorganizations and new investment advisory agreements on behalf of the Selling Funds' shareholders. Such factors include, but are not limited to, the following:

     - Allegiant Funds consists of a broader product array, 29 retail mutual funds, which will be available to the shareholders of the Selling Funds;

     - It is anticipated that the Reorganizations could potentially strengthen the Selling Funds' viability and improve operating efficiencies of the Selling Funds after the

          Reorganizations due to the increased asset size of the Acquiring Funds and Allegiant Funds;

     - The fact that consolidating the Fund families of the Acquiring Funds and Selling Funds will eliminate redundancies and potential confusion that may result from two fund families within the PNC organization;

     - Upon consummation of the merger, the Selling Funds' shareholders will become shareholders of the Acquiring Funds which are anticipated to have expense ratios lower than or equal to (before and after voluntary waivers) the expense ratios of the corresponding Selling Funds, other than the Allegiant Intermediate Tax Exempt Bond Fund which is anticipated to have higher expense ratios (before voluntary waivers) but the same expense ratio as the PNC National Tax-Exempt Bond Fund (after voluntary waivers);

     - For all of the Funds, the transactions contemplated by the Reorganizations are expected to be tax-free for federal income tax purposes, which means that shareholders of the Selling Funds would not have a taxable gain or loss on the exchange of their shares and there will be no tax consequences to the Acquiring Funds' shareholders;

     - The expanded capability, resources, expertise and experience of the Adviser, which will continue to serve as investment adviser to the Selling Funds;

     - The similarities between the investment objectives and policies of the Acquiring Funds and the corresponding Selling Funds;

     - The expectation of no reduction in services provided to the shareholders of the Selling Funds after the proposed Reorganizations;

     - The proposed Reorganizations will not dilute the interests of the shareholders of the Selling Funds or the Acquiring Funds;

     - The fact that the shareholders of the Selling Funds will have the opportunity to vote on the proposed Reorganizations; and

     - The fact that no shareholder will pay a sales charge in connection with the proposed Reorganizations, and the expenses resulting from the transactions contemplated by the Reorganizations, including the costs of soliciting proxies, will be paid by PNC directly or through its affiliates.

For these and other reasons, the PNC Fund Board believes that the Reorganizations are in the best interests of the Selling Funds. As described above, the Reorganizations are expected to be tax-free transactions for federal income tax purposes. PNC (directly or through its affiliates) has agreed to pay all expenses associated with the Reorganizations, including proxy solicitation costs; therefore, shareholders of the Selling Funds will not bear these costs. In addition, a condition of the Reorganizations is the combination of the Allegiant Funds' and PNC Funds' boards. Allegiant Funds' shareholders are simultaneously receiving a proxy statement that includes a proposal to approve the election of Trustees of the Allegiant Funds' Board of Trustees. If approved by Allegiant Funds' shareholders, the Board of Allegiant Funds would consist of five of Allegiant Funds' current trustees and three former PNC Funds' trustees. It is anticipated that the current Chairman of each of the Allegiant Funds' and PNC Funds' boards will serve as Co-Chairmen of the Allegiant Funds' Board after the Reorganization if elected by Allegiant Funds' shareholders.

Shareholders should carefully consider both the similarities and differences between the Selling Funds and the Acquiring Funds. These similarities and differences, as well as other important information concerning the proposed Reorganizations, are described in detail in the Proxy Statement, which you are encouraged to review. If you have any additional questions, please call your investment professional or PNC Funds toll free at 1-800-551-2145 or visit the website at www.pncmutualfunds.com.

FEDERAL INCOME TAXES

The exchange of each Selling Fund's assets for the corresponding Acquiring Fund shares and the assumption of the liabilities of each Selling Fund, followed by the distribution of the Acquiring Fund shares to the shareholders of the Selling Fund, pursuant to the Plan of Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganizations, the Allegiant Funds and the Company will receive the opinion of Drinker Biddle & Reath LLP, counsel to the Allegiant Funds, to the effect that on the basis of the existing provisions of the Code, U.S. Treasury Department regulations under the Code, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations with respect to the Reorganization, for federal income tax purposes:

1) each Reorganization will constitute a "reorganization" within the meaning of
Section 368(a) of the Code, and the Selling Funds and the Acquiring Funds will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

2) the shareholders of each Selling Fund will recognize no gain or loss upon the exchange of shares of such Selling Fund ("Selling Funds Shares") for shares of the corresponding Acquiring Fund ("Acquisition Shares");

3) the aggregate tax basis of the Acquisition Shares received by each shareholder of a Selling Fund will equal the aggregate tax basis of the Selling Funds Shares surrendered by that shareholder in the Reorganization;

4) the holding periods of the Acquisition Shares received by each Selling Funds Shareholder will include the holding periods of the Selling Funds Shares surrendered by that shareholder in the Reorganization, provided that the Selling Funds Shares are held by that shareholder as capital assets on the date of the exchange;

5) each Selling Fund will recognize no gain or loss (A) upon the transfer of its assets to the corresponding Acquiring Fund in exchange for Acquisition Shares and the assumption of liabilities of the Selling Fund or (B) upon the distribution of those shares to the shareholders of the Selling Fund;

6) each Acquiring Fund will recognize no gain or loss upon the receipt of the assets of the corresponding Selling Fund in exchange for Acquisition Shares and the assumption of the liabilities of that Selling Fund;

7) the tax basis in the hands of each Acquiring Fund of each asset of the corresponding Selling Fund transferred to the Acquiring Funds in the Reorganization will be the same as the tax basis of that asset in the hands of that Selling Fund immediately before the transfer;

8) the holding period in the hands of each Acquiring Fund of each asset of the corresponding Selling Fund transferred to the Acquiring Fund in the Reorganization will include the period during which that asset was held by that Selling Fund; and

9) each Acquiring Fund will succeed to and take into account the tax attributes of the corresponding Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

Shares held for the purpose of investment are generally considered to be capital assets.

A copy of the form of opinion that will be delivered at closing has been filed with the SEC as an exhibit to the Registration Statement of which this Proxy Statement is a part.

THE ALLEGIANT FUNDS AND THE PNC FUNDS HAVE NOT SOUGHT, AND WILL NOT SEEK, A TAX RULING FROM THE INTERNAL REVENUE SERVICE ("IRS") ON THE TAX TREATMENT OF THE REORGANIZATION. THE OPINION OF COUNSEL WILL NOT BE BINDING ON THE IRS, NOR WILL IT PRECLUDE THE IRS (OR A COURT) FROM ADOPTING A CONTRARY POSITION.

Immediately before the Reorganization, each Selling Fund, other than the PNC Maryland Tax-Exempt Bond Fund and the PNC Tax-Exempt Limited Maturity Bond Fund, will pay a dividend or dividends that, together with all previous dividends, will have the effect of distributing to its shareholders all of the Selling Fund's remaining undistributed investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain, if any, recognized in taxable years ending on or before the day of the Reorganization, including the short taxable year that will end on the day of the Reorganization. Any such dividends will generally be included in the taxable income of the Selling Funds' shareholders (other than shareholders that are tax-exempt entities).

As a result of the Reorganization, each Acquiring Fund will succeed to the tax attributes of the corresponding Selling Fund, except that, for Acquiring Funds that are pre-existing (rather than newly created) Funds, an annual limitation under Sections 382 and 383 of the Code will generally apply to each Acquiring Fund's ability to use any capital loss carryforward of the corresponding Selling Fund and capital losses recognized in the first five years after the Reorganization that are attributable to net unrealized loss of that Selling Fund as of the Effective Time of the Reorganization. Some of the Selling Funds have capital loss tax carryforwards attributable to the Selling Funds' taxable year ended May 31, 2009, may have additional capital loss carryforwards from the Selling Funds' taxable year that will end as of the Effective Time of the Reorganization, and may have net unrealized losses as of the Effective Time of the Reorganization. Under a de minimis rule that applies to net unrealized gains and losses for purposes of Sections 382 and 383, any net unrealized gain or loss of a Selling Fund that does not exceed the lesser of (i) 15% of the net asset value of the Selling Fund as of the Effective

Date of the Reorganization, or (ii) $10,000,000 will be treated as zero. For example, if the Reorganizations were to have occurred on May 31, 2009, none of the Selling Funds would be treated as having a net unrealized gain or loss.

In general, the annual limitation for each Selling Fund under Sections 382 and 383 will equal the sum of (1) the product of the net asset value of the Selling Fund as of the Effective Time of the Reorganization multiplied by that month's "long-term tax-exempt rate" (a market-based interest rate published monthly by the IRS) plus (2) the amount of any net unrealized built-in gains of the Selling Fund as of the Effective Time of the Reorganization that the Acquiring Fund recognizes within the first five taxable years ending after the Effective Time of the Reorganization. For the portion of the Acquiring Fund's current taxable year after the Effective Time of the Reorganization, the annual limitation will be proportionately reduced, as it will also for any subsequent short taxable year.

The effect of the annual limitation resulting from the Reorganization will probably be to defer and to limit the use of a portion of the capital loss carryforwards of the PNC Capital Opportunities Fund and PNC International Equity Fund. As of May 31, 2009, the PNC Capital Opportunities Fund had a capital loss carryforward of $15 million and a net unrealized loss of $2 million, while the PNC International Equity Fund had a capital loss carryforward of $72 million and a net unrealized gain of $9 million. The long-term tax-exempt rate for August 2009 is 4.48%,and the net asset values of the PNC Capital Opportunities Fund and PNC International Equity Fund as of August 5, 2009 were approximately $30 million and $139 million, respectively. Thus, the annual limitation on the use of PNC Capital Opportunities Fund's and PNC International Equity Fund's capital loss carryforwards that would have applied if the Reorganizations were to have occurred on that date would have been approximately $1.3 million and $6.2 million, respectively.

The limitations under Sections 382 and 383 will not apply to the PNC Maryland Tax-Exempt Bond Fund and the PNC Tax-Exempt Limited Maturity Bond Fund, because the corresponding Acquiring Funds are newly created. These limitations are also unlikely to apply to the PNC Government Money Market Fund, the PNC Limited Maturity Bond Fund, the PNC National Tax-Exempt Bond Fund, the PNC Prime Money Market Fund, the PNC Tax-Exempt Money Market Fund, and the PNC Total Return Bond Fund because of the small size of those Selling Funds' capital loss carryforwards relative to their net asset values.

In connection with the Reorganizations, a portion of the portfolio holdings of the Selling Funds may be sold before or after the Closing Date. Gains recognized as a result of those sales may cause an increase in taxable distributions to Shareholders to the extent, if any, that those gains exceed available loss carryforwards. Based on tax attributes as of October 1, 2009, it does not appear that any Selling Fund would need to make such a distribution. Nonetheless, it is possible that one or more Selling Funds might have to make such distributions if market conditions change.

PNC FUND SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE POTENTIAL TAX CONSEQUENCES OF THE REORGANIZATION TO THEM, INCLUDING FOREIGN, STATE AND LOCAL TAX CONSEQUENCES.

FINANCIAL HIGHLIGHTS

The financial highlights for the Selling Funds for the fiscal year ended May 31, 2009 have been audited by Deloitte & Touche LLP ("D&T"), whose report, along with each Selling Fund's financial statements, are included in the Selling Funds Annual Report dated May 31, 2009 and are incorporated by reference into the Statement of Additional Information that relates to this Proxy Statement. You can obtain the Selling Funds Annual Report at no charge by calling 1-800-551-2145.

The financial highlights for the Acquiring Funds for the fiscal year ended May 31, 2009 have been audited by D&T. D&T serves as the Acquiring Funds' independent registered public accounting firm and their reports, along with each Acquiring Fund's financial statements, are included in the Acquiring Funds' Annual Report dated May 31, 2009, a copy of which accompanies this Proxy Statement and which is incorporated by reference into the Statement of Additional Information that relates to this Proxy Statement. The financial highlights and financial statements for prior fiscal years/periods were audited by Ernst & Young LLP, the Acquiring Funds' prior independent registered public accounting firm.

CAPITALIZATION

The following table sets forth as of May 31, 2009 the unaudited capitalization of the Selling Funds and Acquiring Funds. The capitalization of the Selling Funds and the Acquiring Funds are likely to be different on the Closing Date as a result of daily share purchase and redemption activity. The ratio of expenses to average net assets may vary from the May 31, 2009 Annual Report financial highlights as the fees and expenses reflect acquired fund fees as well as material changes to the expense structure going forward as if they had been in effect during the fiscal year ended May 31, 2009, including incorporating changes which may have occurred after May 31, 2009. These changes are footnoted within the reorganization Fee and Expense tables and include, but are not limited to: (i) the elimination of the Acquiring Funds' 12b-1 Plan in Class I as of June 18, 2009; (ii) new investment advisory fee rates and voluntary waivers implemented by the Acquiring Funds on October 1, 2008; and (iii) voluntary 12b-1 and shareholder servicing waivers/reimbursements in place as of May 31, 2009 for the Acquiring Funds. The Allegiant Maryland Tax Exempt Bond Fund and the Allegiant Tax Exempt Limited Maturity Bond Fund have not commenced operations but will do so at the Time the Reorganizations occur. The Acquiring Funds will be the accounting survivor for financial statement purposes for all proposed reorganizations except that the PNC National Tax-Exempt Bond Fund and PNC Total Return Bond Fund will be the financial accounting survivors. The "Shares Issued" column below represents the amount of shares that would have been issued to the PNC Funds' shareholders if the Reorganization occurred May 31, 2009.

                                              ACQUIRING
                             SELLING FUND       FUND
                             PNC CAPITAL      ALLEGIANT
                            OPPORTUNITIES     SMALL CAP      PRO FORMA      SHARES
                                 FUND         CORE FUND      COMBINED       ISSUED
                            -------------   ------------   ------------   ---------
NET ASSETS
   Class I                   $28,918,987    $142,963,720   $171,882,707
   Class A                       455,076       1,509,848      1,964,924
   Class C                        78,475         524,829        603,304
                             -----------    ------------   ------------
   TOTAL                      29,452,538     144,998,397    174,450,935
                             ===========    ============   ============
NET ASSET VALUE PER SHARE
   Class I                          5.67            7.52           7.52
   Class A                          5.42            7.44           7.44
   Class C                          5.16            7.17           7.17
SHARES OUTSTANDING
   Class I                     5,104,144      19,002,107     22,845,891   3,843,784
   Class A                        83,988         202,982        264,162      61,180
   Class C                        15,212          73,179         84,121      10,942
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS

   BEFORE FEE WAIVERS
   Class I                          1.82%           1.18%          1.15%
   Class A                          2.32%           1.48%          1.45%
   Class C                          2.82%           2.18%          2.15%
   AFTER FEE WAIVERS
   Class I                          1.28%           1.18%          1.15%
   Class A                          1.78%           1.48%          1.45%
   Class C                          2.28%           2.18%          2.15%

                                               ACQUIRING
                             SELLING FUND        FUND
                                 PNC           ALLEGIANT
                              GOVERNMENT      GOVERNMENT
                                MONEY        MONEY MARKET       PRO FORMA        SHARES
                             MARKET FUND         FUND           COMBINED         ISSUED
                            -------------   --------------   --------------   -----------
NET ASSETS
   Class I                   $488,455,276     $820,667,564   $1,309,122,840
   Class A                        791,427      329,859,212      330,651,791
   Class C                          1,152               --               --
                             ------------   --------------   --------------
   TOTAL                     $489,247,855   $1,150,526,776   $1,639,774,631
                             ============   ==============   ==============
NET ASSET VALUE PER SHARE
   Class I                           1.00             1.00             1.00
   Class A                           1.00             1.00             1.00
   Class C                           1.00              N/A              N/A
SHARES OUTSTANDING
   Class I                    488,649,428      820,672,144    1,309,127,420   488,455,276
   Class A                        791,448      329,892,008      330,684,587       792,579
   Class C                          1,153              N/A              N/A           N/A
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS
   BEFORE FEE WAIVERS
   Class I                           0.49%            0.37%            0.37%
   Class A                           0.74%            0.62%            0.62%
   Class C                           0.74%             N/A              N/A

   AFTER FEE WAIVERS
   Class I                           0.42%            0.37%            0.37%
   Class A                           0.67%            0.37%            0.37%
   Class C                           0.67%             N/A              N/A

                                              ACQUIRING
                            SELLING FUND        FUND
                                 PNC          ALLEGIANT
                            INTERNATIONAL   INTERNATIONAL    PRO FORMA
                             EQUITY FUND     EQUITY FUND      COMBINED     SHARES ISSUED
                            -------------   -------------   ------------   -------------
NET ASSETS
   Class I                   $143,612,103    $238,120,566   $381,732,669
   Class A                      1,267,837      10,173,858     11,441,695
   Class C                        106,980         314,087        421,067
                             ------------    ------------   ------------
   TOTAL                     $144,986,920    $248,608,511   $393,595,431
                             ============    ============   ============
NET ASSET VALUE PER SHARE
   Class I                           8.77           10.94          10.94
   Class A                           8.61           10.86          10.86
   Class C                           8.39           10.57          10.57
SHARES OUTSTANDING
   Class I                     16,375,933      21,771,745     34,902,430     13,130,685
   Class A                        147,285         936,404      1,053,096        116,692
   Class C                         12,751          29,706         39,824         10,118
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS
   BEFORE FEE WAIVERS
   Class I                           1.72%           1.24%          1.18%
   Class A                           2.22%           1.54%          1.48%
   Class C                           2.72%           2.24%          2.18%
   AFTER FEE WAIVERS
   Class I                           1.28%           1.24%          1.18%
   Class A                           1.78%           1.54%          1.48%
   Class C                           2.28%           2.24%          2.18%

                                              ACQUIRING
                                                FUND
                             SELLING FUND     ALLEGIANT
                             PNC LIMITED       LIMITED
                               MATURITY       MATURITY       PRO FORMA
                              BOND FUND       BOND FUND       COMBINED     SHARES ISSUED
                            -------------   -------------   ------------   -------------
NET ASSETS
   Class I                   $101,453,504    $140,014,646   $241,468,150
   Class A                      2,499,222       6,842,018      9,341,240
   Class C                        394,934       1,630,492      2,025,426
                             ------------    ------------   ------------
   TOTAL                     $104,347,660    $148,487,156   $252,834,816
                             ============    ============   ============
NET ASSET VALUE PER SHARE
   Class I                          10.48           10.11          10.11
   Class A                          10.48           10.14          10.14
   Class C                          10.47           10.14          10.14
SHARES OUTSTANDING
   Class I                      9,681,012      13,847,680     23,881,599     10,033,919
   Class A                        238,577         674,778        921,258        246,480
   Class C                         37,725         160,838        199,796         38,958
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS
   BEFORE FEE WAIVERS
   Class I                           0.74%           0.52%          0.49%
   Class A                           1.24%           0.80%          0.77%
   Class C                           1.74%           1.52%          1.49%
   AFTER FEE WAIVERS
   Class I                           0.54%           0.52%          0.49%
   Class A                           1.04%           0.80%          0.77%
   Class C                           1.54%           1.52%          1.49%

                                PNC MARYLAND         PRO FORMA
                            TAX-EXEMPT BOND FUND   COMBINED FUND
                            --------------------   -------------
NET ASSETS
   Class I                       $67,455,399        $67,455,399
   Class A                           613,590            613,590
   Class C                            12,362             12,362
                                 -----------        -----------
   TOTAL                         $68,081,351        $68,081,351
                                 ===========        ===========
NET ASSET VALUE PER SHARE
   Class I                             11.05              11.05
   Class A                             11.05              11.05
   Class C                             11.05              11.05
SHARES OUTSTANDING
   Class I                         6,106,353          6,106,353
   Class A                            55,553             55,553
   Class C                             1,119              1,119
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS
   BEFORE FEE WAIVERS
   Class I                              0.93%              0.60%
   Class A                              1.43%              0.88%
   Class C                              1.93%              1.60%
   AFTER FEE WAIVERS
   Class I                              0.53%              0.53%
   Class A                              1.03%              0.81%
   Class C                              1.53%              1.53%

                                             ACQUIRING
                                               FUND
                            SELLING FUND     ALLEGIANT
                            PNC NATIONAL   INTERMEDIATE
                             TAX-EXEMPT     TAX EXEMPT     PRO FORMA
                             BOND FUND*      BOND FUND      COMBINED     SHARES ISSUED
                            ------------   ------------   ------------   -------------
NET ASSETS
   Class I                   $89,519,994    $64,859,964   $154,379,958
   Class A                       639,593      5,228,647      5,868,240
   Class C                         6,687         42,781         49,468
                             -----------    -----------   ------------
   TOTAL                     $90,166,274    $70,131,392   $160,297,666
                             ===========    ===========   ============
NET ASSET VALUE PER SHARE
   Class I                          9.66           9.87           9.87
   Class A                          9.68           9.89           9.89
   Class C                          9.66           9.82           9.82
SHARES OUTSTANDING
   Class I                     9,271,112      6,574,379     15,648,364     9,073,985
   Class A                        66,072        528,419        593,058        64,639
   Class C                           692          4,356          5,037           681
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS
   BEFORE FEE WAIVERS
   Class I                          0.83%          0.58%          0.54%
   Class A                          1.33%          0.86%          0.82%
   Class C                          1.83%          1.58%          1.54%
   AFTER FEE WAIVERS
   Class I                          0.53%          0.58%          0.53%
   Class A                          0.81%          0.86%          0.81%
   Class C                          1.53%          1.58%          1.53%

----------
* The PNC National Tax-Exempt Bond Fund will be the accounting survivor for financial statement purposes.

                            SELLING FUND     ACQUIRING
                             PNC PRIME     FUND ALLEGIANT
                               MONEY        MONEY MARKET        PRO FORMA
                            MARKET FUND         FUND            COMBINED      SHARES ISSUED
                            ------------   ---------------   --------------   -------------
NET ASSETS
    Class I                 $485,344,444    $1,949,720,511   $2,435,064,955
    Class A                  129,248,746       599,884,871      729,254,292
    Class C                      120,675           188,823          188,823
                            ------------    --------------   --------------
    TOTAL                   $614,713,865    $2,549,794,205   $3,164,508,070
                            ============    ==============   ==============
NET ASSET VALUE PER SHARE
    Class I                         1.00              1.00             1.00
    Class A                         1.00              1.00             1.00
    Class C                         1.00              1.00             1.00
SHARES OUTSTANDING
    Class I                  485,432,141     1,949,673,887    2,435,018,331    485,344,444
    Class A                  129,254,651       599,922,088      729,291,509    129,369,421
    Class C                      120,682           188,812          188,812            N/A
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS
    BEFORE FEE WAIVERS
    Class I                         0.49%             0.38%            0.37%
    Class A                         0.74%             0.63%            0.62%
    Class C                         0.74%             1.38%            1.37%
    AFTER FEE WAIVERS
    Class I                         0.42%             0.38%            0.37%
    Class A                         0.67%             0.38%            0.37%
    Class C                         0.67%             0.38%            0.37%

                             PNC TAX-EXEMPT
                            LIMITED MATURITY     PRO FORMA
                                BOND FUND      COMBINED FUND
                            ----------------   -------------
NET ASSETS
   Class I                    $75,564,165       $75,564,165
   Class A                        927,486           927,486
   Class C                         32,773            32,773
                              -----------       -----------
   Total                      $76,524,424       $76,524,424
                              ===========       ===========
NET ASSET VALUE PER SHARE
   Class I                          10.26             10.26
   Class A                          10.27             10.27
   Class C                          10.26             10.26
SHARES OUTSTANDING
   Class I                      7,362,277         7,362,277
   Class A                         90,327            90,327
   Class C                          3,195             3,195
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS
   BEFORE FEE WAIVERS
   Class I                           0.87%             0.58%
   Class A                           1.37%             0.86%
   Class C                           1.87%             1.58%
   AFTER FEE WAIVERS
   Class I                           0.53%             0.53%
   Class A                           1.03%             0.81%
   Class C                           1.53%             1.53%

                            SELLING FUND      ACQUIRING
                              PNC TAX      FUND ALLEGIANT
                               EXEMPT        TAX EXEMPT
                            MONEY MARKET    MONEY MARKET      PRO FORMA
                                FUND            FUND           COMBINED      SHARES ISSUED
                            ------------   --------------   --------------   -------------
NET ASSETS
   Class I                  $226,162,598   $  838,738,055    1,064,900,653
   Class A                       872,601      189,949,018      190,823,335
   Class C                         1,716               --               --
                            ------------    -------------   --------------
   TOTAL                    $227,036,915    1,028,687,073   $1,255,723,988
                            ============    =============   ==============
NET ASSET VALUE PER SHARE
   Class I                          1.00             1.00             1.00
   Class A                          1.00             1.00             1.00
   Class C                          1.00              N/A              N/A
SHARES OUTSTANDING
   Class I                   226,254,269      838,784,192    1,064,946,790    226,162,598
   Class A                       873,014      189,948,238      190,822,555        874,317
   Class C                         1,716              N/A              N/A            N/A
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS
   BEFORE FEE WAIVERS
   Class I                          0.49%            0.34%            0.33%
   Class A                          0.74%            0.62%            0.61%
   Class C                          0.74%             N/A              N/A
   AFTER FEE WAIVERS
   Class I                          0.40%            0.29%            0.28%
   Class A                          0.65%            0.32%            0.31%
   Class C                          0.65%             N/A              N/A

                                             ACQUIRING
                                                FUND
                            SELLING FUND     ALLEGIANT
                              PNC TOTAL     TOTAL RETURN
                             RETURN BOND     ADVANTAGE        PRO FORMA
                                FUND*           FUND          COMBINED     SHARES ISSUED
                            ------------   --------------   ------------   -------------
NET ASSETS
   Class I                  $113,202,248    $151,041,802    $264,244,050
   Class A                       482,099      10,179,385      10,661,484
   Class C                       161,823         138,435         300,258
                            ------------    ------------    ------------
   TOTAL                    $113,846,170    $161,359,622    $275,205,792
                            ============    ============    ============
NET ASSET VALUE PER SHARE
   Class I                          9.91            9.64            9.64
   Class A                          9.92            9.64            9.64
   Class C                          9.91            9.65            9.65
SHARES OUTSTANDING
   Class I                    11,418,187      15,667,145      27,409,299     11,742,154
   Class A                        48,612       1,055,705       1,105,704         49.999
   Class C                        16,324          14,340          31,103         16,763
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS
   BEFORE FEE WAIVERS
   Class I                          0.68%           0.60%           0.52%
   Class A                          1.18%           0.88%           0.80%
   Class C                          1.68%           1.60%           1.52%
   AFTER FEE WAIVERS
   Class I                          0.53%           0.60%           0.52%
   Class A                          1.03%           0.88%           0.80%
   Class C                          1.53%           1.60%           1.52%

----------
* The PNC Total Return Bond Fund will be the accounting survivor for financial statement purposes.

COMPARATIVE DISCUSSION OF SHAREHOLDER RIGHTS

Allegiant Funds, of which the Acquiring Fund is a series, is currently organized as a Massachusetts business trust, while the PNC Funds, Inc., of which each PNC Fund is a series, is organized as a Maryland corporation. Allegiant Funds' shareholders will receive a proxy statement with a proposal to convert the Allegiant Funds from a Massachusetts business trust to a Delaware statutory trust (the "Conversion") during the fourth quarter 2009. If approved by shareholders, it is expected that the Allegiant Funds will become a Delaware statutory trust prior to the Reorganizations. The Board of Allegiant Funds has recommended that Allegiant Funds be converted from a Massachusetts business trust to a Delaware statutory trust because the Allegiant Funds' Board believes the conversion will result in greater efficiencies of operations. The Delaware laws provide more ease of operation for investment companies, among other things, in terms of overall communications and implementation of Board action. While there are differences between the forms of organization, the differences relate to the corporate structure of the Funds and do not affect the Funds' investment operations. To the extent that the states differ in their treatment of shareholder and board liability, these differences are generally addressed in a Fund's organizational documents and/or its agreements. The following table describes the key differences between these three organizational systems. Particularly, you may want to review the differences among the three states with respect to Shareholder Liability and Trustees' Power to Amend Declaration of Trust/Directors' Power to Amend Charter below.

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
SHAREHOLDER LIABILITY       The shareholders of a               Under the Maryland General         Consistent with the Delaware
                            Massachusetts business trust        Corporation Law ("MGCL"), a        Statutory Trust Act (the
                            could, under certain                stockholder of a corporation is    "Delaware Act") the Declaration
                            circumstances, be held              not obligated to the corporation   of Trust provides that no
                            personally liable as partners       or its creditors with respect to   shareholder, as such, shall be
                            for its obligations. The            the stock, except to the extent    subject to any personal
                            Declaration of Trust contains       that the subscription price or     liability whatsoever to any
                            express disclaimers of              other agreed upon price for the    person in connection with the
                            shareholder liability for the       stock has not been paid or         property, acts, obligations or
                            acts or obligations of the          liability is otherwise imposed     affairs of the Trust or any
                            trust. The Declaration of Trust     under the MGCL.                    series thereof.
                            also provides for
                            indemnification and                                                    If any shareholder or former
                            reimbursement of expenses out of                                       shareholder shall be exposed to
                            a class' assets for any                                                liability, charged with
                            shareholder held personally                                            liability, or held personally
                            liable for obligations of such                                         liable for any obligations or
                            class. Therefore, the                                                  liability of the Trust or any
                            possibility that a shareholder                                         series thereof, by reason of a
                            could be held liable would be                                          claim or
                            limited to a situation in which
                            the assets of the applicable

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
                            classes had been exhausted.                                            demand relating exclusively to
                                                                                                   his, her or it being or having
                                                                                                   been a shareholder and not
                                                                                                   because of such shareholder's
                                                                                                   actions or omissions, such
                                                                                                   shareholder or former
                                                                                                   shareholder shall be entitled
                                                                                                   to be held harmless from and
                                                                                                   indemnified out of the assets
                                                                                                   of the Trust or out of the
                                                                                                   assets of such series thereof,
                                                                                                   as the case may be, against all
                                                                                                   loss and expense, including,
                                                                                                   without limitation, attorneys'
                                                                                                   fees arising from such claim or
                                                                                                   demand.

SHAREHOLDER VOTING RIGHTS   At all meetings, shareholders of    Each stockholder of each class     The Declaration of Trust
                            record entitled to vote have one    of capital stock shall be          provides that, subject to its
                            vote for each share (and each       entitled to one vote for each      Article III, Section 6, the
                            fractional share shall be           share of capital stock,            shareholders shall have the
                            entitled to a proportionate         irrespective of the class, then    power to vote only (i) on such
                            fractional vote) standing in his    standing in his name on the        matters required by the
                            name on the books of the trust      books of the Corporation, and on   Declaration of Trust, the
                            on the record date, either in       any matter submitted to a vote     Bylaws, the 1940 Act, other
                            person or by proxy.                 of stockholders, all shares of     applicable law, and any
                                                                capital stock then issued and      registration statement of the
                            The shareholders have the power     outstanding and entitled to vote   Trust filed with the SEC, the
                            to vote (i) for the election of     shall be voted in the aggregate    registration of which is
                            Trustees, (ii) with respect to      and not by class except that:      effective; and (ii) on such
                            any investment advisory contract    (i) when expressly required by     other matters as the Board of
                            for the class in which the          law, shares of capital stock       Trustees may consider necessary
                            shareholder owns a beneficial       shall be voted by individual       or desirable.
                            interest, (iii) with respect to     class; and (ii) only shares of
                            any amendment of the Declaration    capital stock of the respective    Subject to Article III, Section
                            of Trust, except as outlined in     class or classes affected by a     6 of the Declaration of Trust
                            "Trustees' Power to Amend           matter shall be entitled to vote   relating to voting by series
                            Declaration of Trust," below        on such matter.                    and classes, each shareholder
                            (iv) with respect to any merger,                                       of record (as of the record
                            consolidation or sale of assets,    The Corporation may issue          date established pursuant to
                            (v) with respect to                 fractional shares. Any             the Declaration of Trust) shall
                                                                fractional share shall carry       be entitled to one vote for
                                                                proportionately all the rights     each full share and a
                                                                of a                               fractional vote for each

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
                            incorporation of the trust, (vi)    whole share, excepting any         fractional share held by such
                            to the same extent as               right to receive a certificate     shareholder.
                            stockholders of a Massachusetts     evidencing such fractional
                            business corporation as to          share, but including, without      In addition, the Declaration of
                            whether or not a court action,      limitation, the right to vote      Trust provides that all shares
                            proceeding or claim should or       and the right to receive           of the Trust entitled to vote
                            should not be brought or            dividends.                         on a matter shall vote in the
                            maintained derivatively or as a                                        aggregate without
                            class action on behalf of the       Notwithstanding any provision of   differentiation between the
                            trust or shareholder, and (vii)     the MGCL requiring any action to   shares of the separate series,
                            with respect to such additional     be taken or authorized by the      if any, or separate classes, if
                            matters relating to the Trust as    affirmative vote of the holders    any; provided that (i) with
                            may be required by law, by the      of a proportion of the votes of    respect to any matter that
                            Declaration of Trust, by the        all classes or of any class of     affects only the interests of
                            Regulations of the Trust, by any    stock of the Corporation greater   some but not all series, then
                            requirement applicable to or        than a majority, such action       only the shares of such
                            agreement of the Trust, and as      shall be effective and valid if    affected series, voting
                            the Trustees may consider           taken or authorized by the         separately, shall be entitled
                            desirable.                          affirmative vote of the holders    to vote on the matter; (ii)
                                                                of a majority of the total         with respect to any matter that
                            There is no cumulative voting.      number of shares outstanding and   affects only the interests of
                                                                entitled to vote thereon, except   some but not all classes, then
                            The Trustees shall cause each       as otherwise required by           only the shares of such
                            matter required or permitted to     applicable law or otherwise        affected classes, voting
                            be voted upon at a meeting or by    provided in the Charter of the     separately, shall be entitled
                            written consent of shareholders     PNC Funds, Inc. (the "Charter").   to vote on the matter; and
                            to be submitted to a vote of all                                       (iii) notwithstanding the
                            classes of outstanding shares                                          foregoing, with respect to any
                            entitled to vote thereon                                               matter as to which the 1940 Act
                            (irrespective of class), unless                                        or other applicable law or
                            the 1940 Act or other applicable                                       regulation requires voting, by
                            law or regulations require that                                        series or by class, then the
                            the action of the shareholders                                         shares of the Trust shall vote
                            be taken by a separate vote of                                         as prescribed in such law or
                            one or more classes, or the                                            regulation.
                            Trustees determine that any
                            matter to be submitted to a vote                                       There is no cumulative voting.
                            of shareholders affects only the
                            rights or interests of one or
                            more (but not all) classes of
                            outstanding shares, in which
                            case only the shareholders of
                            the class or classes so affected
                            shall

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
                            be entitled to vote thereon.

                            Unless otherwise required by the
                            Declaration of Trust, the 1940
                            Act or other applicable law or
                            regulations, a majority of
                            shares entitled to vote on any
                            question shall determine such
                            question, except that in the
                            election of Trustees, a
                            plurality of shares voting,
                            irrespective of class, shall
                            elect a Trustee.

SHAREHOLDER MEETINGS        The Declaration of Trust and        Annual stockholder meetings are    The Delaware Act does not
                            Code of Regulations do not          not required, unless               require annual shareholder
                            address annual shareholder          stockholders are required to       meetings and the Declaration of
                            meetings. Regular shareholder       meet for the purposes              Trust and Bylaws do not address
                            meetings are not required for       of electing directors pursuant     annual shareholder meetings.
                            business trusts under the           to the 1940 Act.                   The Bylaws authorize the
                            General Laws of Massachusetts.                                         calling of a shareholders'
                                                                The Board of Directors or the      meeting by the Board, by the
                            Meetings of the shareholders of     President may call a special       chairperson of the Board or by
                            the trust may be called by the      meeting of the stockholders.       the president of the Trust for
                            Trustees and shall be called by                                        the purpose of taking action
                            the Trustees whenever required      In addition, a special meeting     upon any matter deemed by the
                            by law or upon the written          of stockholders shall be called    Board to be necessary or
                            request of the holders of at        by the secretary of the            desirable. To the extent
                            least twenty percent (20%) of       Corporation on the written         permitted by the 1940 Act, a
                            the outstanding shares entitled     request of stockholders entitled   meeting of the shareholders for
                            to vote.                            to cast at least twenty-five       the purpose of electing
                                                                (25) percent of all of the votes   Trustees may also be called by
                                                                entitled to be cast at such        the chairperson of the Board,
                                                                meeting. Such request shall        or shall be called by the
                                                                state the purpose or purposes of   president or any vice-president
                                                                the proposed meeting and the       of the Trust at the request of
                                                                matters proposed to be acted on    the shareholders holding not
                                                                at it; provided, however, that     less than ten (10) percent of
                                                                unless requested by stockholders   the shares, provided that the
                                                                entitled to cast a majority of     shareholders requesting such
                                                                all of the votes entitled to be    meeting shall have paid the
                                                                cast at the                        Trust the reasonably estimated
                                                                                                   cost of

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
                                                                meeting, a special meeting need    preparing and mailing the
                                                                not be called to consider any      notice thereof, which an
                                                                matter which is substantially      authorized officer of the Trust
                                                                the same as a matter voted on at   shall determine and specify to
                                                                any special meeting of the         such shareholders. No meeting
                                                                stockholders held during the       shall be called upon the
                                                                preceding twelve (12) months.      request of shareholders to
                                                                The Secretary shall inform such    consider any matter which is
                                                                stockholders of the reasonably     substantially the same as a
                                                                estimated costs of preparing and   matter voted upon at any
                                                                mailing the notice of the          meeting of the shareholders
                                                                meeting and on payment of these    held during the preceding
                                                                costs to the Corporation shall     twelve (12) months, unless
                                                                notify each stockholder entitled   requested by the holders of a
                                                                to notice of the meeting.          majority of all shares entitled
                                                                                                   to be voted at such meeting.

SHAREHOLDER QUORUM          At any meeting of shareholders a    Except as otherwise provided by    The Declaration of Trust
                            quorum for the transaction of       law or by the Charter, the         provides that forty percent
                            business shall consist of a         presence in person or by proxy     (40%) of the outstanding shares
                            majority of the shares of each      of stockholders of the             of the Trust (or a series or
                            class outstanding and entitled      Corporation entitled to cast at    class, as applicable), entitled
                            to vote appearing in person or      least a majority of all of the     to vote at a shareholders'
                            by proxy, provided that at any      votes entitled to be cast at the   meeting, which are present in
                            meeting at which the only           meeting (without regard to         person or represented by proxy,
                            actions to be taken are actions     class) shall constitute a quorum   shall constitute a quorum at
                            required by the 1940 Act to be      at any meeting of the              such shareholders' meeting,
                            taken by vote of all outstanding    stockholders, except with          except when a larger quorum is
                            shares of all classes entitled      respect to any matter that,        required by the Declaration of
                            to vote thereon, irrespective of    under the Charter or applicable    Trust, the Bylaws, applicable
                            class, a quorum shall consist of    law, requires approval by a        law, or the requirements of any
                            a majority of the shares            separate vote of one or more       securities exchange on which
                            (without regard to class)           classes of stock, in which case    shares are listed for trading,
                            entitled to vote thereon, and       the presence in person or by       in which case such quorum shall
                            that at any meeting at which the    proxy of stockholders of the       comply with such requirements.
                            only actions to be taken shall      Corporation entitled to cast at    When a quorum is present at any
                            have been determined by the         least a majority of all of the     meeting, a majority of the
                            Board of Trustees to affect the     votes of the separate class or     votes cast shall decide any
                            rights of one or more but not       classes, as the case may be,       questions and a plurality shall
                            all classes of outstanding          entitled to be cast on such        elect a Trustee, except when a
                            shares, a quorum shall consist      matter shall constitute a          larger vote is required by the
                            of a majority of                    quorum. If, however, such          Declaration of Trust or

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
                            the outstanding shares of that      quorum shall not be present at     the Bylaws or by applicable
                            class or classes so affected,       any meeting of the stockholders,   law. Where a separate vote by
                            provided further that reasonable    the chairman of the meeting        series and, if applicable by
                            adjournments of such meeting        shall have the power to adjourn    class, is required, these
                            until a quorum is obtained may be   the meeting from time to time      voting requirements apply to
                            made by vote of the shares          subject to certain limitations     such separate votes.
                            present in person or by proxy.      outlined in the Bylaws. A
                                                                plurality of all the votes cast
                                                                at a meeting of stockholders
                                                                duly called and at which a
                                                                quorum is present shall be
                                                                sufficient to elect a director.
                                                                A majority of the votes cast at
                                                                a meeting of stockholders duly
                                                                called and at which a quorum is
                                                                present shall be sufficient to
                                                                approve any other matter which
                                                                may properly come before the
                                                                meeting, unless more than a
                                                                majority of the votes cast is
                                                                required by law or by the
                                                                Charter. The stockholders
                                                                present at any duly organized
                                                                meeting may continue to do
                                                                business until adjournment,
                                                                notwithstanding the withdrawal
                                                                of enough stockholders to leave
                                                                less than a quorum.

SHAREHOLDER CONSENT         Any action which may be taken by    Under the MGCL, if authorized by   Any action which may be taken
                            shareholders may be taken           the charter of the corporation,    at any meeting of shareholders
                            without a meeting if not less       the holders of common stock        may be taken without a meeting
                            than a majority of the              entitled to vote generally in      if a consent or consents in
                            shareholders entitled to vote on    the election of directors may      writing setting forth the
                            the matter consent to the action    take action or consent to any      action so taken is or are
                            in writing and the written          action by delivering a consent     signed by the holders of a
                            consents are filed with the         in writing or by electronic        majority of the shares entitled
                            records of the meetings of          transmission of the stockholders   to vote on such action (or such
                            shareholders. Such consent          entitled to cast not less than     different proportion thereof as
                            shall be treated for all            the minimum number of votes that   shall be required by law, the
                            purposes as a vote taken at a       would be necessary to authorize    Declaration of Trust, or the
                            meeting of shareholders.            or take the action at a            Bylaws for approval of such
                                                                                                   action) and is or are

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
                                                                stockholders meeting. The          received by the secretary of
                                                                Corporation's organizational       the Trust either: (i) by the
                                                                documents do not authorize such    date set by resolution of the
                                                                action; therefore, any action      Board of Trustees for the
                                                                required or permitted of           shareholders' vote on such
                                                                stockholders must be taken at a    action; or (ii) if no date is
                                                                meeting or by unanimous written    set by resolution of the Board,
                                                                consent of all stockholders.       within thirty (30) days after
                                                                                                   the record date for such action
                                                                                                   as determined by the terms of
                                                                                                   the Declaration of Trust.

                                                                                                   The written consent for any
                                                                                                   such action may be executed in
                                                                                                   one or more counterparts, each
                                                                                                   of which shall be deemed an
                                                                                                   original, and all of which,
                                                                                                   when taken together, shall
                                                                                                   constitute one and the same
                                                                                                   instrument. A consent
                                                                                                   transmitted by electronic
                                                                                                   transmission (as defined in the
                                                                                                   Delaware Act) by a shareholder
                                                                                                   or by a person authorized to
                                                                                                   act for a shareholder shall be
                                                                                                   deemed to be written and
                                                                                                   signed. All such consents
                                                                                                   shall be filed with the
                                                                                                   secretary of the Trust and
                                                                                                   shall be maintained in the
                                                                                                   Trust's records. Any
                                                                                                   shareholder that has given a
                                                                                                   written consent or the
                                                                                                   shareholder's proxyholder or a
                                                                                                   personal representative of the
                                                                                                   shareholder or its respective
                                                                                                   proxyholder may revoke the
                                                                                                   consent by a writing received
                                                                                                   by the secretary of the Trust
                                                                                                   either: (i) before the date set
                                                                                                   by resolution of the Board of
                                                                                                   Trustees for the shareholder
                                                                                                   vote on such action; or (ii) if
                                                                                                   no date is set by resolution of
                                                                                                   the Board, within thirty (30)
                                                                                                   days after the record date for


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

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
                                                                                                   such action as determined by
                                                                                                   the terms of the Declaration of
                                                                                                   Trust.

NOTICE TO SHAREHOLDERS OF   In general, shareholders            Not less than ten (10) nor more    The Bylaws generally provide
MEETINGS AND RECORD DATES   entitled to vote at or notice of    than ninety (90) days before       that notice of any meeting of
                            a shareholder meeting must be       each meeting of stockholders,      shareholders shall be given to
                            given written notice of at least    the Secretary shall give to each   each shareholder entitled to
                            ten (10) days before the meeting.   stockholder entitled to vote at    vote at such meeting not less
                                                                such meeting and to each           than ten (10) nor more than one
                            The Trustees may set a record       stockholder not entitled to vote   hundred and twenty (120) days
                            date for the purpose of             who is entitled to notice of the   before the date of the
                            determining the shareholders        meeting written or printed         meeting. The notice shall
                            entitled to notice of or to vote    notice stating the time and        specify (i) the place, date and
                            at a stockholder meeting. The       place of the meeting and, in the   hour of the meeting, and (ii)
                            record date cannot be more than     case of a special meeting or as    the general nature of the
                            ninety (90) days before the date    otherwise may be required by any   business to be transacted and
                            of the meeting.                     statute, the purpose or purposes   to the extent required by the
                                                                for which the meeting is called,   1940 Act, the purpose or
                                                                either by mail, by presenting it   purposes thereof.
                                                                to such stockholder personally,
                                                                by leaving it at the               For purposes of determining the
                                                                stockholder's residence or usual   shareholders entitled to notice
                                                                place of business, by overnight    of and to vote at any meeting
                                                                delivery service, by               of shareholders, the Board of
                                                                transmitting the notice by         Trustees may fix a record date,
                                                                electronic mail or any other       which record date shall not
                                                                electronic means or by any other   precede the date upon which the
                                                                means permitted by Maryland law.   resolution fixing the record
                                                                                                   date is adopted by the Board of
                                                                The Board of Directors may set,    Trustees, and which record date
                                                                in advance, a record date for      shall not be more than one
                                                                the purpose of determining         hundred and twenty (120) days
                                                                stockholders entitled to notice    nor less than ten (10) days
                                                                of or to vote at any meeting of    before the date of any such
                                                                stockholders or determining        meeting. A determination of
                                                                stockholders entitled to receive   shareholders of record entitled
                                                                payment of any dividend or the     to notice of or to vote at a
                                                                allotment of any other rights,     meeting of shareholders shall
                                                                or in order to make a              apply to any adjournment of the
                                                                determination of stockholders      meeting; provided, however,
                                                                for any other proper               that the Board of Trustees


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

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
                                                                purpose. Such date, in any case,   may fix a new record date for
                                                                shall not be prior to the close    the adjourned meeting and shall
                                                                of business on the day the         fix a new record date for any
                                                                record date is fixed and shall     meeting that is adjourned for
                                                                be not more than ninety (90)       more than sixty (60) days from
                                                                days and, in the case of a         the date set for the original
                                                                meeting of stockholders, not       meeting. For purposes of
                                                                less than ten (10) days, before    determining the shareholders
                                                                the date on which the meeting or   entitled to vote on any action
                                                                particular action requiring such   without a meeting, the Board of
                                                                determination of stockholders of   Trustees may fix a record date,
                                                                record is to be held or taken.     which record date shall not
                                                                                                   precede the date upon which the
                                                                                                   resolution fixing the record
                                                                                                   date is adopted by the Board of
                                                                                                   Trustees, and which record date
                                                                                                   shall not be more than thirty
                                                                                                   (30) days after the date upon
                                                                                                   which the resolution fixing the
                                                                                                   record date is adopted by the
                                                                                                   Board of Trustees.

                                                                                                   If the Board of Trustees does
                                                                                                   not so fix a record date: (i)
                                                                                                   the record date for determining
                                                                                                   shareholders entitled to notice
                                                                                                   of and to vote at a meeting of
                                                                                                   shareholders shall be at the
                                                                                                   close of business on the day
                                                                                                   next preceding the day on which
                                                                                                   notice is given, or if notice
                                                                                                   is waived, at the close of
                                                                                                   business on the day next
                                                                                                   preceding the day on which the
                                                                                                   meeting is held; and/or (ii)
                                                                                                   the record date for determining
                                                                                                   shareholders entitled to vote
                                                                                                   on any action by consent in
                                                                                                   writing without a meeting of
                                                                                                   shareholders (A) when no prior
                                                                                                   action by the Board of Trustees
                                                                                                   has been taken, shall be the
                                                                                                   day on which the first signed
                                                                                                   written consent setting


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

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
                                                                                                   forth the action taken is
                                                                                                   delivered to the Trust, or (B)
                                                                                                   when prior action of the Board
                                                                                                   of Trustees has been taken,
                                                                                                   shall be at the close of
                                                                                                   business on the day on which
                                                                                                   the Board of Trustees adopts
                                                                                                   the resolution taking such
                                                                                                   prior action.

                                                                                                   For the purpose of determining
                                                                                                   the shareholders of the Trust
                                                                                                   or any series or class thereof
                                                                                                   who are entitled to receive
                                                                                                   payment of any dividend or of
                                                                                                   any other distribution of
                                                                                                   assets of the Trust or any
                                                                                                   series or class thereof (other
                                                                                                   than in connection with a
                                                                                                   dissolution of the Trust or a
                                                                                                   series, a merger,
                                                                                                   consolidation, conversion, sale
                                                                                                   of all or substantially all of
                                                                                                   its assets, or any other
                                                                                                   transaction, which is governed
                                                                                                   by Article VIII of the
                                                                                                   Declaration of Trust), the
                                                                                                   Board of Trustees may: (i) from
                                                                                                   time to time, fix a record
                                                                                                   date, which record date shall
                                                                                                   not precede the date upon which
                                                                                                   the resolution fixing the
                                                                                                   record date is adopted, and
                                                                                                   which record date shall not be
                                                                                                   more than sixty (60) days
                                                                                                   before the date for the payment
                                                                                                   of such dividend and/or such
                                                                                                   other distribution; (ii) adopt
                                                                                                   standing resolutions fixing
                                                                                                   record dates and related
                                                                                                   payment dates at periodic
                                                                                                   intervals of any duration for
                                                                                                   the payment of such dividend
                                                                                                   and/or such other distribution;
                                                                                                   and/or (iii) delegate to an
                                                                                                   officer or officers of the
                                                                                                   Trust the determination of such
                                                                                                   periodic record

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
                                                                                                   and/or payments dates with
                                                                                                   respect to such dividend and/or
                                                                                                   such other distribution. The
                                                                                                   Board of Trustees may set
                                                                                                   different record dates for
                                                                                                   different series or classes.

SHAREHOLDER PROXIES         Shareholders may vote in person     A stockholder may cast the votes   Shareholders may vote in person
                            or by proxy.                        by the stockholder in person or    or by proxy.
                                                                by proxy executed by the
                                                                stockholder or by the
                                                                stockholder's duly authorized
                                                                agent in any manner permitted by
                                                                law.

TRUSTEES' POWER TO AMEND    The Declaration of Trust may be     The corporation may amend the      The Declaration of Trust may be
DECLARATION OF              amended upon a resolution to        Charter if a majority of all the   restated and/or amended at any
TRUST/DIRECTORS' POWER TO   that effect being adopted by the    outstanding shares of all          time by an instrument in
AMEND CHARTER               Trustees and approved by the        classes or the affected class or   writing signed by not less than
                            affirmative vote of the holders     classes entitled to vote, vote     a majority of the Board of
                            of not less than a majority of      in favor of the amendment, or      Trustees and, to the extent
                            the outstanding shares. The         consent in writing to such         required by the Declaration of
                            Trustees may amend the              amendment.                         Trust or the 1940 Act, by
                            Declaration of Trust without a                                         approval of such amendment by
                            vote of shareholders to change                                         the shareholders in accordance
                            the name of the Trust or to cure                                       with the terms of the
                            any error or ambiguity or if                                           Declaration of Trust.
                            they deem it necessary to
                            conform the Declaration of Trust
                            to the requirements of
                            applicable state or federal laws
                            or regulations, including
                            without limitation the
                            requirements of the regulated
                            investment company provisions of
                            the Internal Revenue Code, but
                            the Trustees shall not be liable
                            for failing so to do.


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

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
TERMINATION OF              Without the vote of the shares      Under the MGCL, a majority of      Under the Declaration of Trust,
TRUST/CORPORATION           of any class (unless otherwise      the entire Board of Directors of   the Trust, or one of its
                            required by applicable law), the    the corporation proposing to       series, may be dissolved by a
                            Trustees may:  (a) sell a class'    dissolve the corporation shall     majority of votes cast of the
                            assets to another investment        (1) adopt a resolution which       Trust or series, as applicable,
                            company in exchange for             declares that dissolution of the   or at the discretion of the
                            consideration (which may include    corporation is advisable; and      Board of Trustees at any time
                            securities of the purchaser) and    (2) direct that the proposed       there are no outstanding shares
                            redeem shareholders either by       dissolution be submitted for       or upon prior written notice to
                            cash or by distribution of the      consideration at either an         the Trust's or series'
                            consideration received; (b) sell    annual or a special meeting of     shareholders. The Trust (or a
                            the assets of a class and either    the stockholders. Under the        particular series) may also be
                            (i) redeem the class'               MGCL and the Charter, the          dissolved upon the occurrence
                            outstanding shares or (ii)          dissolution of the Company would   of a dissolution or termination
                            combine the class' assets           be approved by the affirmative     event pursuant to any provision
                            following such sale pursuant to     vote of a majority of all the      of the Declaration of Trust or
                            (c); and (c) combine the assets     votes entitled to be cast on the   the Delaware Act.
                            of a class with the assets          matter.
                            belonging to any other class if                                        Upon dissolution of the Trust
                            the Trustees reasonably                                                (or a particular series, as the
                            determine such combination will                                        case may be), the Board of
                            not have a material adverse                                            Trustees shall pay or make
                            effect on the shareholders                                             reasonable provision to pay all
                            participating in the                                                   claims and obligations of the
                            combination. In connection with                                        Trust and/or each series (or
                            such a combination of assets,                                          the particular series, as the
                            the shares of any class may be                                         case may be), including all
                            converted into shares of any                                           contingent, conditional, or
                            other class or may be redeemed,                                        unmatured claims and
                            at the option of the Trustees.                                         obligations known to the Trust
                                                                                                   and/or each series (or the
                                                                                                   particular series, as the case
                                                                                                   may be), and all claims and
                                                                                                   obligations that are known to
                                                                                                   the Trust  and/or each series
                                                                                                   (or the particular series, as
                                                                                                   the case may be) but for which
                                                                                                   the identity of the claimant is
                                                                                                   unknown.

                                                                                                   The Declaration of Trust also
                                                                                                   provides


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

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
                                                                                                   that any remaining assets of
                                                                                                   the dissolved Trust or series
                                                                                                   shall be distributed to the
                                                                                                   shareholders of the Trust or
                                                                                                   series, as applicable, ratably
                                                                                                   according to the number of
                                                                                                   outstanding shares of the Trust
                                                                                                   or series held of record by the
                                                                                                   shareholders on the dissolution
                                                                                                   distribution date.

MERGER OR CONSOLIDATION     The Trust may merge into or         Under the MGCL, any                Pursuant to an agreement of
OF TRUST/CORPORATION        consolidate with any other          consolidation, merger, share       merger or consolidation, the
                            corporation, association, trust     exchange, or transfer generally    Board of Trustees, by vote of a
                            or other organization or may        requires the affirmative vote of   majority of the Trustees, may
                            sell, lease or exchange all or      two-thirds of all the votes        cause the Trust to merge or
                            substantially all of the Trust      entitled to be cast on the         consolidate with or into one or
                            Property (as defined in the         matter. A stockholder who has      more statutory trusts or "other
                            Declaration of Trust), including    not received payment for his       business entities" (as defined
                            its good will, upon such terms      stock in connection with a         in the Delaware Act) formed or
                            and conditions and for such         merger, consolidation, share       organized or existing under the
                            consideration when and as           exchange or transfer may           laws of the State of Delaware
                            authorized by vote or written       petition a court of equity in      or any other state of the
                            consent of the Trustees and         the county where the principal     United States, or any foreign
                            approved by the affirmative vote    office of the corporation is       country or other foreign
                            of the holders of not less than     located or where the resident      jurisdiction. Any such merger
                            two-thirds of the shares            agent of the successor is          or consolidation shall not
                            outstanding and entitled to         located, for an appraisal to       require the vote of the
                            vote, voting separately by class    determine the fair value of the    shareholders unless such vote
                            except to the extent that the       stock.                             is required by the 1940 Act;
                            1940 Act may require voting                                            provided, however, that the
                            without regard to class, or by                                         Board of Trustees shall provide
                            an instrument or instruments in                                        at least thirty (30) days'
                            writing without a meeting                                              prior written notice to the
                            consented to by the holders of                                         shareholders of such merger or
                            not less than two-thirds of such                                       consolidation.
                            shares, voting separately by
                            class except to the extent that                                        In all respects not governed by
                            the 1940 Act may require voting                                        the Delaware Act, the 1940 Act,
                            without regard to class, and by                                        or other applicable law, the
                            the vote or written                                                    Board of Trustees shall have
                                                                                                   the power to prescribe

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
                            consent of the holders of                                              additional procedures necessary
                            two-thirds of the shares of each                                       or appropriate to accomplish a
                            class of shares, PROVIDED that if                                      merger or consolidation,
                            such merger, consolidation, sale,                                      including the power to create
                            lease or exchange is recommended                                       one or more separate statutory
                            by the Trustees, such may be                                           trusts to which all or any part
                            approved by a vote of the                                              of the assets, liabilities,
                            majority of the outstanding                                            profits, or losses of the Trust
                            shares of each class, voting                                           or any series may be
                            separately by class.                                                   transferred and to provide for
                                                                                                   the conversion of shares of the
                                                                                                   Trust or any series into
                                                                                                   beneficial interests in such
                                                                                                   separate statutory trust or
                                                                                                   trusts (or series thereof). In
                                                                                                   order to effect any such merger
                                                                                                   or consolidation, if the Trust
                                                                                                   is the surviving or resulting
                                                                                                   statutory trust, any one
                                                                                                   Trustee shall execute and cause
                                                                                                   to be filed a certificate of
                                                                                                   merger or consolidation in
                                                                                                   accordance with Section 3815 of
                                                                                                   the Delaware Act.

REMOVAL OF                  Any Trustee may be removed at       Under the MGCL, stockholders of    Under the Declaration of Trust,
TRUSTEES/DIRECTORS          any time with or without cause      the corporation may remove any     any Trustee may be removed,
                            by written instrument, signed by    director, with or without cause,   with or without cause, by the
                            at least two-thirds of the          by the affirmative vote of a       Board of Trustees by action of
                            number of Trustees prior to such    majority of all the votes          a majority of the Trustees then
                            removal, specifying the date        entitled to be cast generally      in office, or by vote of the
                            when such removal shall become      for the election of directors,     shareholders at any meeting
                            effective. Any Trustee who has      except in certain limited          called for that purpose.
                            become incapacitated by illness     situations.
                            or injury may be retired by
                            written instrument signed by a
                            majority of the other Trustees.

                            Upon the incapacity or death of
                            any

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
                            Trustee, his legal representative
                            must execute and deliver on his
                            behalf all documents demanded by
                            the remaining Trustees.

TRUSTEE/DIRECTOR            The Trustees may by resolution      The Board of Directors may         The Board may, by majority
COMMITTEES                  passed by a majority of the         appoint from among its members     vote, designate one or more
                            Trustees appoint from among its     an executive and other             committees of the Board, each
                            members an executive committee      committees of the Board composed   consisting of two (2) or more
                            and other committees composed of    of one (1) or more directors. To   Trustees, to serve at the
                            two or more Trustees, and may       the extent permitted by law, the   pleasure of the Board. The
                            delegate to such committees, in     Board of Directors may delegate    Board may, by majority vote,
                            the intervals between meetings      to any such committee or           designate one or more Trustees
                            of the Trustees, any or all of      committees any of the powers of    as alternate members of any
                            the powers of the Trustees in       the Board of Directors in the      such committee who may replace
                            the management of the business      management of the business,        any absent member at any
                            and affairs of the Trust, except    affairs and property of the        meeting of the committee. Any
                            the power to issue shares in the    Corporation. Such committee or     such committee, to the extent
                            Trust or to recommend to            committees shall have such name    provided by the Board, shall
                            shareholders any action             or names as may be determined      have such authority as
                            requiring shareholders' approval.   from time to time by resolution    delegated to it by the Board
                                                                adopted by the Board of            from time to time, except with
                            Any committee of the Trustees,      Directors. The Board of            respect to: (i) the approval of
                            including an executive              Directors will generally have      any action that under the
                            committee, if any, may act with     the power at any time to change    Declaration of Trust, the
                            or without a meeting. A quorum      the membership of any committee,   Bylaws or applicable law also
                            for all meetings of any such        to fill all vacancies, to          requires shareholder approval
                            committee shall be a majority of    designate alternate members to     or requires approval by a
                            the members thereof. Unless         replace any absent or              majority of the entire Board or
                            provided otherwise in the           disqualified member or to          certain members of the Board;
                            Declaration of Trust, any action    dissolve any such committee.       (ii) the filling of vacancies
                            of any such committee may be        Subject to the power of the        on the Board or on any
                            taken at a meeting by vote of a     Board of Directors, the members    committee thereof; provided,
                            majority of the members present     of a committee will have the       however, that such committee
                            (a quorum being present) or         power to fill any vacancies on     may nominate Trustees to fill
                            without a meeting by unanimous      such committee.                    such vacancies, subject to the
                            written consent of the members.                                        Trust's compliance with the
                                                                A majority of the members of the   1940 Act and the rules
                                                                committee will constitute a        thereunder; (iii) the
                                                                quorum for the transaction of      amendment, restatement or
                                                                business at any                    repeal of the Declaration of
                                                                                                   Trust or the Bylaws or the
                                                                                                   adoption of a new Declaration


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

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
                                                                meeting of the committee. The      of Trust or new Bylaws; (iv)
                                                                action of a majority of the        the amendment or repeal of any
                                                                committee members present at a     resolution of the Board; or (v)
                                                                meeting at which a quorum is       the designation of any other
                                                                present will be the act of such    committee of the Board or the
                                                                committee.                         members of such committee.

                                                                                                   A quorum for all meetings of
                                                                                                   any such committee shall be a
                                                                                                   majority of the members
                                                                                                   thereof. To the extent not
                                                                                                   inconsistent with the
                                                                                                   provisions of the 1940 Act, any
                                                                                                   action that may be taken at any
                                                                                                   committee meeting may be taken
                                                                                                   without a meeting and without
                                                                                                   prior written notice if a
                                                                                                   consent or consents in writing
                                                                                                   setting forth the action so
                                                                                                   taken is signed by the Trustees
                                                                                                   having not less than the
                                                                                                   minimum number of votes that
                                                                                                   would be necessary to authorize
                                                                                                   or take that action at a
                                                                                                   meeting at which all Trustees
                                                                                                   on the committee were present
                                                                                                   and voted.

                                                                                                   The Board may appoint one or
                                                                                                   more advisory committees
                                                                                                   comprised of such number of
                                                                                                   individuals appointed by the
                                                                                                   Board who may meet at such
                                                                                                   time, place and upon such
                                                                                                   notice, if any, as determined
                                                                                                   by the Board. Such advisory
                                                                                                   committees shall have no power
                                                                                                   to require the Trust or any
                                                                                                   series thereof to take any
                                                                                                   specific action.


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

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
TRUSTEE/DIRECTOR            No Trustee shall be subject to      Under the MGCL, the charter of a   The Declaration of Trust
LIABILITY                   any personal liability              Maryland corporation may include   provides that any person who is
                            whatsoever to any person for any    any provision expanding or         or was a Trustee of the Trust
                            action or failure to act            limiting the liability of its      shall be liable to the Trust
                            (including without limitation       directors to the corporation or    and its shareholders for any
                            the failure to compel in any way    its stockholders for money         act or omission that
                            any former or acting Trustee to     damages, but may not include any   constitutes a bad faith
                            redress any breach of trust)        provision that restricts or        violation of the implied
                            except that nothing in the          limits the liability of its        contractual covenant of good
                            Declaration of Trust shall          directors to the corporation or    faith and fair dealing, for
                            protect any Trustee from any        its stockholders: (A) to the       such Trustee's own willful
                            liability to the Trust or its       extent that it is proved that      misfeasance, bad faith, gross
                            shareholders to which he would      the person actually received an    negligence, or reckless
                            otherwise be subject by reason      improper benefit or profit in      disregard of the duties
                            of willful misfeasance, bad         money, property, or services for   involved in the conduct of such
                            faith or gross negligence in the    the amount of the benefit or       Trustee (such conduct referred
                            performance of his duties, or by    profit in money, property, or      to as "Disqualifying Conduct"),
                            reason of reckless disregard of     services actually received; or     and for nothing else.
                            his obligations and duties as       (B) to the extent that a
                            Trustee. All persons must look      judgment or other final            Except in these instances,
                            solely to the Trust Property        adjudication adverse to the        Trustees shall not be
                            belonging to a class of shares      person is entered in a             responsible or liable in any
                            for satisfaction of claims of       proceeding based on a finding in   event for any act or omission
                            any nature arising in connection    the proceeding that the person's   of any other agent of the Trust
                            with the affairs of such class      action, or failure to act, was     or its investment adviser or
                            of the Trust.                       the result of active and           principal underwriter to the
                                                                deliberate dishonesty and was      fullest extent that limitations
                                                                material to the cause of action    of liability are permitted by
                                                                adjudicated in the proceeding.     the Delaware Act.

                                                                The Charter provides that to the   Moreover, except in these
                                                                fullest extent that the            instances, no Trustee, when
                                                                limitations on the liability of    acting in his or her capacity
                                                                directors and officers are         as such, shall be personally
                                                                permitted by the MGCL, no          liable to any other person,
                                                                director or officer of the         other than the Trust or its
                                                                Corporation shall have any         shareholders, for any act,
                                                                liability to the Corporation or    omission or obligation of the
                                                                its stockholders for damages.      Trust or any Trustee thereof.

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
TRUSTEE/DIRECTOR            The Trust will indemnify each of    Under the Charter, the             The Trust shall indemnify, to
INDEMNIFICATION             its Trustees against all            Corporation is required to         the fullest extent permitted
                            liabilities and expenses            indemnify and advance expenses     under applicable law, any
                            (including amounts paid in          to its currently acting and its    Trustee who was or is a party
                            satisfaction of judgments, in       former directors to the fullest    or is threatened to be made a
                            compromise, as fines and            extent permitted by the MGCL.      party to any proceeding by
                            penalties, and as counsel fees)     The Corporation is required to     reason of the fact that such
                            reasonably incurred by him in       indemnify and advance expenses     person is or was a Trustee of
                            connection with the defense or      to its officers to the same        the Trust, against expenses,
                            disposition of any action, suit     extent as its directors and to     judgments, fines, settlements,
                            or other proceeding, whether        such further extent as is          and other amounts actually and
                            civil or criminal, in which he      consistent with law.               reasonably incurred in
                            may be involved or with which he                                       connection with such proceeding
                            may be threatened, while as a       Under the 1940 Act, no provision   if such Trustee acted in good
                            Trustee or thereafter, by reason    in the By-laws will be effective   faith, or in the case of a
                            of his being or having been such    to protect or purport to protect   criminal proceeding, had no
                            a Trustee except with respect to    any director or officer of the     reasonable cause to believe
                            any matter as to which he is        Corporation against any            that the conduct was unlawful.
                            adjudicated to have acted in bad    liability to the Corporation or    The termination of any
                            faith, willful misfeasance,         its security holders to which he   proceeding by judgment, order,
                            gross negligence or reckless        would otherwise be subject by      settlement, conviction, or plea
                            disregard of his duties,            reason of willful misfeasance,     of nolo contendere or its
                            provided that as to any matter      bad faith, gross negligence, or    equivalent shall not of itself
                            disposed of by a compromise         reckless disregard of the duties   create a presumption that the
                            payment by such person, pursuant    involved in the conduct of his     Trustee did not act in good
                            to a consent decree or              office.                            faith or that the Trustee had
                            otherwise, no indemnification                                          reasonable cause to believe
                            either for said payment or for      Under the MGCL, a corporation      that the conduct was unlawful.
                            any other expenses will be          may indemnify a director made a    There shall nonetheless be no
                            provided unless the Trust           party to any Proceeding by         indemnification for a Trustee's
                            receives a written opinion from     reason of service in that          own Disqualifying Conduct.
                            independent legal counsel           capacity unless found liable
                            approved by the Trustees to the     under provisions for (i) any act   Any indemnification under the
                            effect that if either the matter    or omission of the director that   Declaration of Trust shall be
                            of willful misfeasance, gross       was material to the matter         made by the Trust, or the
                            negligence or reckless disregard    giving rise to a threatened,       applicable series thereof, if
                            of duty, or the matter of bad       pending or completed action,       authorized in the specific case
                            faith had been adjudicated, it      suit or proceeding, whether        on a determination that
                            would in the opinion of such        civil, criminal, administrative,   indemnification of the Trustee
                            counsel have been adjudicated in    or investigative                   is proper in the circumstances
                            favor of such person. The           ("Proceeding"), and (1) was        by (i) a final decision on the
                            rights accruing to any person       committed in bad faith; or (2)     merits by a court or other body
                            under these provisions will not     was the result of active and       before whom the proceeding was
                            exclude any other                   deliberate dishonesty; or (ii)     brought that the
                                                                the director actually

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
                            right to which he may be lawfully   received an improper personal      Trustee was not liable by
                            entitled, provided that no person   benefit in money, property, or     reason of Disqualifying Conduct
                            may satisfy any right of            services; or (iii) in the case     (including, but not limited to,
                            indemnity or reimbursement          of any criminal proceeding, the    dismissal of either a court
                            hereunder except out of the         director had reasonable cause to   action or an administrative
                            property of the Trust.              believe that the act or omission   proceeding against the Trustee
                                                                was unlawful. Indemnification      for insufficiency of evidence
                            The Trustees may make advance       may be against judgments,          of any Disqualifying Conduct);
                            payments in connection with the     penalties, fines, settlements,     or (ii) in the absence of such
                            indemnification, provided that      and reasonable expenses actually   a decision, a reasonable
                            the indemnified person provides     incurred by the director in        determination, based upon a
                            a secured written undertaking to    connection with the Proceeding.    review of the facts, that the
                            reimburse the Trust in the event    However, if the Proceeding was     Trustee was not liable by
                            it is subsequently determined       one by or in the right of the      reason of Disqualifying
                            that he is not entitled to such     corporation, indemnification may   Conduct, by (A) the vote of a
                            indemnification.                    not be made in respect of any      majority of a quorum of the
                                                                Proceeding in which the director   Trustees who are not (x)
                            The Trustees will indemnify         shall have been adjudged to be     Interested Persons (as that
                            representatives and employees of    liable to the corporation.         term is defined in the 1940
                            the Trust to the same extent                                           Act) of the Trust, (y) parties
                            that Trustees are entitled to                                          to the proceeding, or (z)
                            indemnification.                                                       parties who have any economic
                                                                                                   or other interest in connection
                                                                                                   with such specific case (the
                                                                                                   "disinterested, non-party
                                                                                                   Trustees"), or (B) by
                                                                                                   independent legal counsel in a
                                                                                                   written opinion.

                                                                                                   Expenses incurred by a Trustee
                                                                                                   in defending any proceeding may
                                                                                                   be advanced by the Trust, or
                                                                                                   the applicable series thereof,
                                                                                                   before the final disposition of
                                                                                                   the proceeding on receipt of an
                                                                                                   undertaking by or on behalf of
                                                                                                   the Trustee to repay the amount
                                                                                                   of the advance if it shall be
                                                                                                   determined ultimately that the
                                                                                                   Trustee is not entitled to be
                                                                                                   indemnified as authorized under
                                                                                                   the Declaration of Trust,
                                                                                                   provided that at least one of
                                                                                                   the following conditions for
                                                                                                   the advancement of expenses is
                                                                                                   met: (i)

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
                                                                                                   the Trustee shall provide
                                                                                                   appropriate security for his or
                                                                                                   her undertaking; (ii) the
                                                                                                   Trust, or the applicable series
                                                                                                   thereof, shall be insured
                                                                                                   against losses arising by
                                                                                                   reason of any lawful advances;
                                                                                                   or (iii) a majority of a quorum
                                                                                                   of the disinterested non-party
                                                                                                   Trustees of the Trust, or an
                                                                                                   independent legal counsel in a
                                                                                                   written opinion, shall
                                                                                                   determine, based on a review of
                                                                                                   readily available facts (as
                                                                                                   opposed to a full trial-type
                                                                                                   inquiry), that there is reason
                                                                                                   to believe that the Trustee
                                                                                                   ultimately will be found
                                                                                                   entitled to indemnification.

DIVIDENDS                   Shares of each class shall be       Shares of each class of capital    The Declaration of Trust
                            entitled to such dividends and      stock shall be entitled to such    provides that the shareholders
                            distributions, in shares or in      dividends and distributions, in    of any series or class of the
                            cash or both, as may be declared    stock or in cash or both, as may   Trust shall be entitled to
                            from time to time by the            be declared from time to time by   receive dividends and
                            Trustees, acting in their sole      the Board of Directors, acting     distributions when, if, and as
                            discretion, with respect to such    in its sole discretion, with       declared by its Board of
                            class, provided that dividends      respect to such class; provided,   Trustees, and that the right of
                            and distributions on shares of a    however, that dividends and        the Trust's shareholders to
                            particular class shall be paid      distributions on shares of a       receive dividends or other
                            only out of the lawfully            class of capital stock shall be    distributions on shares of any
                            available "assets belonging to"     paid only out of the lawfully      class may be set forth in a
                            such class as such term is          available "assets belonging to"    plan adopted by the Board of
                            defined in the Declaration of       such class as such term is         Trustees pursuant to the 1940
                            Trust.                              defined in the Charter.            Act. Dividends and
                                                                                                   distributions may be paid in
                                                                                                   cash, in kind or in shares, and
                                                                                                   the Board of Trustees may
                                                                                                   retain such amounts as it may
                                                                                                   deem necessary or desirable for
                                                                                                   the conduct of the Trust's
                                                                                                   affairs.

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
CAPITALIZATION              The beneficial interest in the      The Board of Directors has power   The Trust's shares of
                            Trust shall at all times be         and authority to increase or       beneficial interest are issued
                            divided into an unlimited number    decrease the number of shares of   without par value and the
                            of full and fractional              stock or class of stock, that      Declaration of Trust authorizes
                            transferable shares without par     the Corporation has the            the issuance of an unlimited
                            value.                              authority to issue.                number of shares, which may be
                                                                                                   divided into separate and
                                                                With respect to the Corporation,   distinct series or classes.
                                                                the total number of shares of      These series and classes will
                                                                capital stock of all classes       have the rights, powers and
                                                                which the Corporation has          duties set forth in the
                                                                authority to issue is              Declaration of Trust or as
                                                                30,000,000,000 shares of common    specified in resolutions of the
                                                                stock of the par value of $.001    Board of Trustees.
                                                                per share and of the aggregate
                                                                par value of $30,000,000.

NUMBER OF                   There may be no less than three     Under the By-Laws, the number of   The Declaration of Trust
TRUSTEES/DIRECTORS AND      nor more than ten Trustees,         directors of the corporation may   provides that the number of
VACANCIES                   provided that so long as there      not be less than three (3) nor     Trustees shall in no event be
                            are less than three                 more than fifteen (15).            less than one nor more than
                            shareholders, the number of                                            fifteen. The number of
                            Trustees may be less than three     Under the MGCL, stockholders may   Trustees shall not be reduced
                            but not less than the number of     generally elect a successor to     so as to shorten the term of
                            shareholders. The term of office    fill a vacancy on the board of     any Trustee then in office.
                            of a Trustee will terminate and     directors which results from the   Each Trustee shall hold office
                            a vacancy will occur in the         removal of a director. If the      for the lifetime of the Trust
                            event of the death, resignation,    stockholders of any class or       or until such Trustee's earlier
                            removal, or incapacity to           series are entitled separately     death, resignation, removal,
                            perform the duties of the office    to elect one or more directors,    retirement, or inability
                            of a trustee.                       the stockholders of that class     otherwise to serve, or if
                                                                or series may elect a successor    sooner than any of such events,
                            In case a vacancy exists by         to fill a vacancy on the board     until the next meeting of
                            reason of an increase in number,    of directors which results from    shareholders called for the
                            or for any other reason, the        the removal of a director          purpose of electing Trustees or
                            remaining Trustees may fill such    elected by that class or           consent of shareholders in lieu
                            vacancy by appointing such other    series. In regards to the board    thereof for the election of
                            person as they in their             of director's power to fill        Trustees, and until the
                            discretion shall select. An         vacancies: (i) a                   election and qualification of
                            appointment of a Trustee may be                                        his or her successor.

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
                            made in anticipation of vacancy     majority of the remaining          The Bylaws provide that
                            to occur at a later date by         directors, whether or not          vacancies on the Board may be
                            reason of retirement or             sufficient to constitute a         filled by not less than a
                            resignation of the Trustee or an    quorum, may fill a vacancy on      majority vote of the Trustee(s)
                            increase in the number of           the board of directors which       then in office, regardless of
                            Trustees; provided, that such       results from any cause except an   the number and even if less
                            appointment will not become         increase in the number of          than a quorum. However, a
                            effective prior to such             directors; and (ii) a majority     shareholders' meeting shall be
                            retirement or resignation or        of the entire board of directors   called to elect Trustees if
                            such increase in the number of      may fill a vacancy which results   required by the 1940 Act.
                            Trustees. Whenever a vacancy in     from an increase in the number
                            number of Trustees occurs, until    of directors. Additionally, if     In the event all Trustee
                            such vacancy is filled, the         the stockholders of any class or   offices become vacant, an
                            Trustees in office, regardless      series are entitled separately     authorized officer of the
                            of their number, shall have all     to elect one or more directors,    investment adviser shall serve
                            the powers granted to the           a majority of the remaining        as the sole remaining Trustee
                            Trustees and shall discharge all    directors elected by that class    (effective upon the vacancy in
                            the duties imposed on the           or series or the sole remaining    office of the last Trustee) and
                            Trustees by the Declaration of      director elected by that class     shall, as soon as practicable,
                            Trust. A written instrument         or series may fill any vacancy     fill all of the vacancies on
                            certifying existence of such        among the number of directors      the Board; provided, however,
                            vacancy signed by a majority of     elected by that class or series.   that the percentage of Trustees
                            the Trustees shall be conclusive    A director elected by the board    who are disinterested Trustees
                            evidence of the existence of        of directors to fill a vacancy     (as defined in the Bylaws)
                            such vacancy. Such appointment      serves until the next annual       shall be no less than that
                            shall be evidenced by a written     meeting of stockholders and        required by the 1940 Act. Upon
                            instrument signed by a majority     until his successor is elected     the qualification of such
                            of the then Trustees but the        and qualifies. A director          Trustees, the authorized
                            appointment will not take effect    elected by the stockholders to     officer of the investment
                            until the individual so named       fill a vacancy which results       adviser shall resign as Trustee
                            has qualified by accepting in       from the removal of a director     and a shareholders' meeting
                            writing the appointment and         serves for the balance of the      shall be called, as required by
                            agreeing to be bound by the         term of the removed director.      the 1940 Act, to elect
                            terms of the Declaration of                                            Trustees.
                            Trust. A vacancy may also be
                            filled by the shareholders in an                                       Whenever a vacancy in the Board
                            election held at a duly called                                         shall occur, until such vacancy
                            meeting. As soon as any Trustee                                        is filled or the number of
                            so appointed or elected has                                            authorized Trustees
                            qualified, the Trust estate                                            constituting the Board is
                            shall vest in the new Trustee or                                       decreased pursuant to the
                            Trustees, together with the                                            Declaration of Trust, the
                            continuing Trustees, without any                                       Trustee(s) then in office,
                                                                                                   regardless of the number and
                                                                                                   even if less than a quorum,
                                                                                                   shall have all the Board's
                                                                                                   powers and shall discharge

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
                            further act or conveyance.                                             all the Board's duties as
                                                                                                   though such number constitutes
                                                                                                   the entire Board.

INDEPENDENT CHAIR OF THE    The Declaration of Trust and        The Charter and By-laws do not     The Declaration of Trust and
BOARD                       Code of Regulations do not          require an independent chair of    Bylaws do not require an
                            require an independent chair of     the Board of Directors.            independent chair of the Board
                            the Board of Trustees.                                                 of Trustees.

INSPECTION OF BOOKS AND     The Trustees may from time to       No stockholder will have any       The Bylaws provide that, upon
RECORDS                     time determine whether and to       right to inspect any account or    reasonable written demand to
                            what extent, and at what time       book or document of the            the Trust, a shareholder may
                            and places, and under what          Corporation, except as conferred   inspect certain information as
                            conditions and regulations the      by law or authorized by            to the governance and affairs
                            accounts and books of the Trust     resolution of the Board of         of the Trust for any purpose
                            or any of them shall be open to     Directors or of the                reasonably related to the
                            the inspections of the              stockholders.                      shareholder's interest as a
                            shareholders; and no shareholder                                       shareholder. However,
                            has any right to inspect any                                           reasonable standards governing
                            account or book or document of                                         the information and documents
                            the Trust except as conferred by                                       to be furnished and the time
                            law or authorized by the                                               and location of furnishing them
                            Trustees or by resolution of the                                       may be established by the Board
                            shareholders.                                                          of Trustees or, if the Board
                                                                                                   has not done so, by the
                                                                                                   president, any vice-president
                                                                                                   or the secretary. In addition,
                                                                                                   the Bylaws also authorize the
                                                                                                   Board or, in case the Board
                                                                                                   does not act, the president,
                                                                                                   any vice-president or the
                                                                                                   secretary, to keep confidential
                                                                                                   from shareholders for a
                                                                                                   reasonable period of time any
                                                                                                   information that the Board or
                                                                                                   the officer reasonably believes
                                                                                                   to be in the nature of trade
                                                                                                   secrets or other information
                                                                                                   that the Board or the

                            MASSACHUSETTS BUSINESS TRUST        MARYLAND CORPORATION               DELAWARE STATUTORY TRUST
                            ---------------------------------   --------------------------------   -------------------------------
                                                                                                   officer in good faith believes:
                                                                                                   (1) would not be in the best
                                                                                                   interests of the Trust or any
                                                                                                   series thereof to disclose; (2)
                                                                                                   could damage the Trust or any
                                                                                                   series thereof or its business;
                                                                                                   or (3) that the Trust or any
                                                                                                   series thereof is required by
                                                                                                   law or by agreement with a
                                                                                                   third party to keep
                                                                                                   confidential.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN RIGHTS OF SHAREHOLDERS OF THE FUNDS UNDER THE TRUST'S GOVERNING CHARTER DOCUMENTS, CODE OF REGULATIONS AND STATE LAW, AND IS NOT A COMPLETE DESCRIPTION OF PROVISIONS CONTAINED IN THOSE SOURCES. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THOSE DOCUMENTS AND STATE LAW DIRECTLY FOR A MORE THOROUGH DESCRIPTION.

                                   PROPOSAL 2

APPROVAL OF A NEW ADVISORY AGREEMENT WITH PNC CAPITAL ADVISORS, LLC

At the Meeting, shareholders of each PNC Fund will be asked to approve a new advisory agreement between the PNC Funds and PNC Capital Advisors, LLC (the "Adviser"). The PNC Fund Board recommends that shareholders of each PNC Fund vote FOR the approval of the New Advisory Agreement with the Adviser.

BACKGROUND

On September 29, 2009, the predecessor investment adviser to PNC Funds, PNC Capital, merged with Allegiant, its affiliate, to form the Adviser, a Delaware limited liability company. The Adviser and its predecessors, PNC Capital and Allegiant, the predecessor investment adviser to the Allegiant Funds, are indirect wholly-owned subsidiaries of PNC. PNC acquired Allegiant through the merger of National City Corporation into PNC on December 31, 2008 and subsequently consolidated the institutional and mutual fund investment advisory operations of Allegiant and PNC Capital to form the Adviser.

In anticipation of the business combination, the PNC Fund Board, including a majority of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act) (the "PNC Independent Directors"), met in person at a meeting on August 12, 2009, and approved an interim investment advisory agreement and a new investment advisory agreement between the Company, on behalf of the PNC Funds, and the Adviser. The interim investment advisory agreement (the "Interim Advisory Agreement") became effective on September 30, 2009.

Prior to September 30, 2009, PNC Capital served as the investment adviser to each PNC Fund pursuant to an investment advisory agreement entered into on July 19, 2007 with the Company, on behalf of the PNC Funds (the "Prior Advisory Agreement"). The new investment advisory agreement (the "New Advisory Agreement") between the Adviser and the PNC Funds is subject to approval by each PNC Fund's shareholders. The Interim Advisory Agreement will be effective until February 27, 2010 or until PNC Fund shareholders approve the New Advisory Agreement, whichever is earlier. For information about the PNC Fund Board's deliberations and the reasons for its recommendation, see "PNC Fund Board Approval and Recommendation" below.

Under the Interim Advisory Agreement, the Adviser provides investment advisory services to the PNC Funds that are substantially identical to the services provided by PNC Capital under the Prior Advisory Agreement. The Interim Advisory Agreement contains the same terms and conditions, including the same services and advisory fees as the Prior Advisory Agreement, except that as required by Rule 15a-4 under the 1940 Act, the advisory fees earned by the Adviser under the Interim Advisory Agreement is being held in an interest bearing escrow account. If a majority of a PNC Fund's outstanding voting securities approves the New Advisory Agreement with respect to that PNC Fund, then the amount in the escrow account for that PNC Fund (including any interest earned) will be paid to the Adviser. If a majority of a PNC Fund's outstanding voting securities does not approve the New Advisory Agreement, then the Adviser will be paid for that PNC Fund, out of the escrow account, the lesser of (i) any costs incurred in performing the Interim Advisory Agreement (plus interest earned on that amount while in escrow); or (ii) the total amount in the escrow account (plus interest earned). Any remaining amounts in the escrow account will be returned to the PNC Fund.

The form of the New Advisory Agreement is attached hereto as Appendix B. The material terms of the New Advisory Agreement are described in "The New Advisory Agreement" below. The New Advisory Agreement contains the same terms and conditions, including the same services and advisory fees as the Prior Advisory Agreement.

If a PNC Fund's shareholders do not approve the New Advisory Agreement at the Meeting or at an adjournment of the Meeting, then the Adviser will no longer be the investment adviser of the respective PNC Fund, in which case the PNC Fund Board will consider other alternatives and will make such arrangements for the management of that PNC Fund's investments as it deems appropriate and in the best interests of the PNC Fund, including (without limitation) the recommendation of one or more other advisers, subject to approval by the PNC Fund Board and the PNC Fund's shareholders.

INFORMATION ABOUT PNC CAPITAL ADVISORS, LLC

The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser's principal offices are located at Two Hopkins Plaza, Baltimore, Maryland 21201. As a result of the business combination of PNC Capital and Allegiant, the Adviser had over $35.7 billion of assets under management as of September 30, 2009.

The Adviser has continued to provide substantially the same investment advisory services that PNC Capital had provided pursuant to the Prior Advisory Agreement. In addition, the Adviser has assumed investment advisory responsibilities for certain PNC Funds that PNC Capital had previously delegated to sub-advisers. As a result of the business combination of PNC Capital and Allegiant to form the Adviser, PNC Capital terminated the sub-advisory agreements with Delaware Management Company ("Delaware") for the Capital Opportunities Fund and Morgan Stanley and Artio Global Management LLC ("Artio") for the International Equity Fund, effective September 30, 2009, and investment personnel of the Adviser assumed management of the Capital Opportunities Fund and a portfolio of the International Equity Fund. These changes did not increase the investment advisory fees that the PNC Funds pay the Adviser for its services. For all of the other PNC Funds, the portfolio managers did not change.

The Adviser, like its predecessors, PNC Capital and Allegiant, is a wholly-owned subsidiary of PNC Bank which, in turn, is wholly-owned by PNC. PNC Bank's principal offices are located at 22 Delaware Avenue, Wilmington, Delaware 19801. PNC is a financial holding company, whose principal offices are located at One PNC Plaza, 249 Fifth Avenue, Pittsburgh, Pennsylvania 15222. As of the Record Date, there were no holders of record or beneficial ownership of 10% or more of any class of issued and outstanding voting securities of PNC.

The following table sets forth the name, position and principal occupation of the principal executive officers and each director of the Adviser as of September 30, 2009.

NAME                               POSITION                        PRINCIPAL OCCUPATION
----                     -----------------------------   ---------------------------------------
Kevin A. McCreadie       Director, President and Chief   Director, President and Chief Executive
Two Hopkins Plaza        Executive Officer               Officer, Adviser And Executive Vice
Baltimore, MD 21201                                      President, PNC Bank

Robert Q. Reilly         Director                        Executive Vice President, PNC Bank
1600 Market Street
Philadelphia, PA 19103

Bryan K. Garlock         Director                        Executive Vice President and Chief
One PNC Plaza                                            Financial Officer, PNC Bank
249 Fifth Avenue
Pittsburgh, PA 15222

Jennifer LaClair         Director                        Chief Financial Officer, Asset
1965 East 6th Street                                     Management Group division of PNC Bank
Cleveland, OH 44114

Stephen M. Wynne         Director                        Chief Executive Officer, PNC GIS
301 Bellevue Parkway
Wilmington, DE 19806

The following table sets forth the officers and directors of the Adviser and its affiliates who also serve as officers of the Company as of the Record Date. Officers and directors of the Adviser who also serve as officers of the Company do not receive compensation from the Funds for their services as officer of the Company.

NAME                     POSITION WITH THE COMPANY    POSITION WITH ADVISER
----                   ----------------------------   ---------------------
Kevin A. McCreadie     President                      President, Chief Executive Officer and Director
Jennifer E. Spratley   Vice President and Treasurer   Senior Vice President and Managing Director
Jennifer E. Vollmer    Secretary                      Secretary
Savonne L. Ferguson    Assistant Secretary            Vice President

Decatur H. Miller, a director of the Company, serves as co-trustee of a trust of which PNC Bank is also a co-trustee. Any transactions by PNC Fund Directors involving securities of the Adviser, its predecessors or its affiliates since the beginning of the PNC Funds' fiscal year ended May 31, 2009 did not exceed 1% of the outstanding securities of any class of such securities.

There were no brokerage commissions paid by the PNC Funds to brokers affiliated with the Adviser, PNC Capital or Allegiant for the PNC Funds' fiscal year ended May 31, 2009.

COMPENSATION PAID TO THE ADVISER AND ITS PREDECESSOR, PNC CAPITAL

Under the Interim Advisory Agreement and New Advisory Agreement, each PNC Fund pays the Adviser an advisory fee that is calculated daily and paid monthly. The table below lists the fees charged under the Prior Advisory Agreement and the advisory fees each PNC Fund paid to PNC Capital for the fiscal year ended May 31, 2009. During the fiscal year ended May 31, 2009, PNC Capital voluntarily waived a portion of the advisory fee. The investment advisory fee rates paid by the PNC Funds under the New Advisory Agreement are the same as the fees paid under the Prior Advisory Agreement.

                                        NET FEES PAID TO PNC   FEES WAIVED BY PNC
PNC FUND                                       CAPITAL               CAPITAL
--------                                --------------------   ------------------
Prime Money Market Fund                       $1,469,806            $277,657
Government Money Market Fund                    $922,238            $229,988
Tax-Exempt Money Market Fund                    $554,546            $192,582
Limited Maturity Bond Fund                      $143,480            $198,411
Total Return Bond Fund                          $227,851            $176,484


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

Maryland Tax-Exempt Bond Fund                 $   62,651            $234,457
Tax-Exempt Limited Maturity Bond Fund         $  111,139            $232,423
National Tax-Exempt Bond Fund                 $  168,157            $252,999
Capital Opportunities Fund                    $  419,806            $298,096
International Equity Fund                     $2,391,652            $939,414

The Adviser also serves as administrator to the Company. Each PNC Fund pays the Adviser an annual administrative services fee of 0.125% of each PNC Fund's aggregate average daily net assets. The Adviser pays a portion of this administrative services fee received from the PNC Funds to PNC-GIS, an affiliate of the Adviser, for sub-administration services provided to the Adviser. The table below lists the administrative fees each PNC Fund paid to PNC Capital for the fiscal year ended May 31, 2009.

PNC FUND                                FEES PAID TO PNC CAPITAL
--------                                ------------------------
Prime Money Market Fund                        $875,186.05
Government Money Market Fund                   $577,567.42
Tax-Exempt Money Market Fund                   $375,018.42
Limited Maturity Bond Fund                     $123,558.90
Total Return Bond Fund                         $145,859.90
Maryland Tax-Exempt Bond Fund                  $ 75,731.48
Tax-Exempt Limited Maturity Bond Fund          $ 87,345.19
National Tax-Exempt Bond Fund                  $106,743.62
Capital Opportunities Fund                     $ 70,483.60
International Equity Fund                      $342,782.46

Each PNC Fund pays also pays PNC-GIS fees for fund accounting, blue sky registration and transfer agency services. The table below lists the aggregate fees each PNC Fund paid to PNC-GIS for the fiscal year ended May 31, 2009.

                                         AGGREGATE FEES PAID TO
PNC FUND                                         PNC-GIS
--------                                ------------------------
Prime Money Market Fund                        $193,448.52
Government Money Market Fund                   $124,424.96
Tax-Exempt Money Market Fund                   $ 82,865.83
Limited Maturity Bond Fund                     $ 95,801.31
Total Return Bond Fund                         $ 72,602.62
Maryland Tax-Exempt Bond Fund                  $ 41,616.55
Tax-Exempt Limited Maturity Bond Fund          $ 35,854.12
National Tax-Exempt Bond Fund                  $ 39,300.29
Capital Opportunities Fund                     $ 73,301.29
International Equity Fund                      $145,172.17

THE NEW ADVISORY AGREEMENT

The form of the New Advisory Agreement is attached hereto as Appendix B. The material terms of the New Advisory Agreement are described below. The terms of the New Advisory Agreement are the same as the terms of the Prior Advisory Agreement.

ADVISER'S RESPONSIBILITIES. Subject to the supervision of the PNC Fund Board, the Adviser will provide a continuous investment program for each of PNC Fund, including investment research


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and management with respect to all securities and investments and cash equivalents in the PNC Funds in accordance with each PNC Fund's investment objectives, policies, and restrictions as stated in the PNC Funds' registration statement. The Adviser will also place portfolio transactions in accordance with applicable securities laws; take action with respect to any proxies, notices, reports and other communications relating to any of the PNC Funds' portfolio securities; maintain all books and records relating to the securities transactions of the PNC Funds; furnish the PNC Fund Board with such periodic and special reports as requested; and attend regular business and investment related meetings of the PNC Fund Board as requested.

RETENTION OF SUB-ADVISORY SERVICES. The Adviser is authorized but not required to employ or contract with other persons to assist in the performance of its responsibilities under the agreement including, without limitation, one or more sub-advisers who may perform under the Adviser's supervision; provided, however, that the retention of any sub-adviser shall be approved as may be required by the 1940 Act and fees or other compensation of any such other persons or sub-advisers shall be paid by the Adviser.

ADVISER EXPENSES. The Adviser will pay all expenses incurred by it in connection with its activities under the agreement other than expenses to be borne by the PNC Funds, as set forth below.

FUND EXPENSES. The expenses to be borne by the PNC Funds include, without limitation, the following: organizational costs; taxes; interest; brokerage fees and commissions and other expenses in any way related to the execution, recording and settlement of portfolio security transactions; fees of Directors who are not also officers or employees of the Adviser and its affiliates; SEC fees; state Blue Sky qualification fees; charges of custodians and transfer and dividend paying agents; premiums for directors and officers liability insurance; costs of fidelity bonds; industry association fees; outside auditing and legal expenses; costs of maintaining corporate existence; costs of maintaining required books and accounts; cost of office facilities and supplies; data processing, clerical, accounting and bookkeeping services and other administrative expenses; costs attributable to investor services (including, without limitation, telephone and personnel expenses); costs of SEC regulatory reports; costs of shareholders reports and meetings; costs of preparing, printing and mailing prospectuses for regulatory purposes and for distribution to existing shareholders; and extraordinary expenses.

COMPENSATION PAID TO THE ADVISER. In return for the investment advisory services provided by the Adviser, and the expenses it assumes under the agreement, each PNC Fund pays the Adviser a fee which is calculated daily and payable monthly. The advisory fee rate for each PNC Fund is set forth in Appendix B. The investment advisory fee rates paid by the PNC Funds under the New Advisory Agreement are the same as the fees paid under the Prior Advisory Agreement.

LIABILITY OF THE ADVISER. The Adviser shall not be liable for any alleged or actual error of judgment or mistake of law or for any loss suffered by any PNC Fund in connection with matters to which such agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the agreement.

TERMINATION OF THE AGREEMENT. The agreement may be terminated with respect to any PNC Fund without penalty upon sixty (60) days' written notice by either party. Each PNC Fund may


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agree to terminate its advisory services under the agreement either by the vote of a majority of the outstanding voting securities of the PNC Fund or by a vote of the PNC Fund Board. The agreement will automatically terminate in the event of its assignment.

THE PRIOR ADVISORY AGREEMENT

The Prior Advisory Agreement between the PNC Funds and PNC Capital was dated July 19, 2007. The Prior Advisory Agreement was approved by shareholders at a special meeting on July 19, 2007 and was most recently approved by the PNC Fund Board on May 15, 2009. The PNC Funds' annual report for the fiscal year ended May 31, 2009 includes a detailed discussion of the PNC Fund Board's considerations in approving the continuation of the Prior Advisory Agreement.

PNC FUND BOARD APPROVAL AND RECOMMENDATION

In reaching its decision to approve the Interim Advisory Agreement and the New Advisory Agreement, the PNC Fund Directors, including all of the Independent Directors, met at their regular meeting held on August 12, 2009 with management of PNC Capital and Allegiant to discuss the proposed business combination of PNC Capital and Allegiant to form the Adviser.

In the course of their review the Directors, with the assistance of independent counsel, considered their legal responsibilities and reviewed materials received from PNC Capital and Allegiant. The Directors considered whether such approvals would be in the best interests of each PNC Fund and its shareholders, focusing primarily on the nature and quality of the services to be provided by the Adviser and the overall fairness of the Interim Advisory Agreement and the New Advisory Agreement. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors. The Directors considered that the Interim Advisory Agreement and the New Advisory Agreement were substantially identical in all material respects to the Prior Advisory Agreement, that there will be no changes in the advisory fees, and that the advisory fees will be held in escrow pending approval of the New Advisory Agreement. The Directors also considered the material terms of the business combination of PNC Capital and Allegiant that would impact the PNC Funds, including but not limited to the changes to the portfolio management of the Capital Opportunities Fund and the International Equity Fund; the proposed merger of the PNC Funds into and with the Allegiant Funds; and that the PNC Funds would not bear any expenses related to the business combination of PNC Capital and Allegiant, including expenses related to the proxy statement.

With respect to the nature, extent and quality of advisory services provided by the Adviser under the New Advisory Agreement, the Directors considered that the New Advisory Agreement provided for the same services, and contained the same terms and conditions as the Prior Advisory Agreement and the Interim Advisory Agreement. They also considered the Adviser's investment management style, experience and staffing of the portfolio management and investment research personnel dedicated to performing services for the PNC Funds. The Directors reviewed the changes to the portfolio management, research and trading personnel as a result of the business combination of PNC Capital and Allegiant which would provide the PNC


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

Funds with a greater depth of portfolio management and research services and expertise. The Directors also considered the changes that PNC Capital and Allegiant proposed to make to the portfolio management of the Capital Opportunities Fund formerly sub-advised by Delaware and a portion of the International Equity Fund's portfolio formerly sub-advised by Artio and reviewed the investment strategy and process and the composite investment performance of the new proposed portfolio management and research teams for these funds. The Directors also considered the Adviser's compliance program and its procedures and noted that PNC Capital and Allegiant had the same chief compliance officer and compliance staff overseeing the advisory firm's respective programs and would continue to oversee the Adviser's compliance program following the business combination, including the Adviser's disaster recovery plan, code of ethics and proxy voting policies and procedures. The Directors confirmed that there were no pending litigation or regulatory actions against PNC Capital or Allegiant that would adversely affect or prohibit the Adviser's services to the PNC Funds. Based on this review, the Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the PNC Funds.

With respect to the advisory fees to be paid to the New Advisory Agreement, the Directors considered that the New Advisory Agreement had the same advisory fees as the Prior Advisory Agreement and the Interim Advisory Agreement. The Directors noted that they had reviewed and considered the advisory fees paid to PNC Capital under the Prior Advisory Agreement at their meeting on May 15, 2009, including the breakpoints in the advisory fee schedules for the PNC Funds that reduce the Adviser's fee rate on assets above a specified level for each PNC Fund.

The Directors also considered the annualized performance of each non-money market PNC Fund for the one-, three-, five- and ten-year periods ended June 30, 2009 (if applicable) in comparison to the respective Morningstar category averages, and the annualized performance of each money market PNC Fund for the one-, three-, five- and ten-year periods ended June 30, 2009 to the applicable money market universe average published by iMoneyNet. In addition to the performance information received by the Directors for the meeting, the Directors routinely receive detailed performance information for the PNC Funds at other regular board meetings during the year at which each PNC Fund's investment performance is compared to the respective Lipper, Morningstar, iMoneyNet peer groups (if applicable to each Fund), benchmark indices and peer groups of mutual funds with similar investment objectives individually selected by the portfolio management teams. The Directors recognized the portfolio management for the Capital Opportunities Fund and International Equity Fund will be different as a result of the business combination of PNC Capital and Allegiant, and that for purpose of approving the New Advisory Agreement, the past performance information for those PNC Funds may not be relevant.

CAPITAL OPPORTUNITIES FUND. Prior to September 30, 2009 the fund was sub-advised by Delaware. On September 30, 2009, the Adviser began managing the fund directly. The Directors reviewed the fund's performance compared to that of the Morningstar category of small-cap blend funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the average performance of the Morningstar category for three-month, year-to-date and one-year periods, but underperformed the category average for the three- and five-year periods. The Directors concluded that the fund's performance was satisfactory.

INTERNATIONAL EQUITY FUND. A portion of the fund's portfolio is sub-advised by Morgan Stanley Investment Management and GE Asset Management Inc. On September 30, 2009, the Adviser began managing the portions of the fund's portfolio previously sub-advised by Artio. The Directors reviewed the fund's performance compared to that of the Morningstar category of foreign large-cap blend funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the average performance of the Morningstar category for the one-, three- and ten-year periods, but had underperformed the category average for the three month, year-to-date and five-year periods. The Directors concluded that the fund's performance was satisfactory.

LIMITED MATURITY BOND FUND. The Directors reviewed the fund's performance compared to that of the Morningstar category of short-term bond funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the average performance of the Morningstar category for the one-, three-, five- and ten-year periods and underperformed the category average for the year-to-date period. The Directors concluded that the performance was satisfactory.

TOTAL RETURN BOND FUND. The Directors reviewed the fund's performance compared to that of the Morningstar category of intermediate-term bond funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the category average for the one- and three-year periods and had underperformed for the five-year period. The Directors concluded that the performance was satisfactory.

MARYLAND TAX-EXEMPT BOND FUND. The Directors reviewed the fund's performance compared to that of the Morningstar category of municipal single state intermediate-term bond funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the average performance of the Morningstar category for the one-, three-, five- and ten-year periods and underperformed the category average for the year-to-date period. The Directors concluded that the fund's performance was satisfactory.

TAX-EXEMPT LIMITED MATURITY BOND FUND. The Directors reviewed the fund's performance compared to that of the Morningstar category of national short-term municipal bond funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the average performance of the Morningstar category, for the one-, three-, five- and ten-year periods and underperformed the category average for the year-to-date period. The Directors concluded that the fund's performance was satisfactory.

NATIONAL TAX-EXEMPT BOND FUND. The Directors reviewed the fund's performance compared to that of the Morningstar category of national municipal intermediate-term bond funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the average performance of the Morningstar category, for the one-, three- and five-year periods and underperformed the category average for the year-to-date and 10 year periods. The Directors concluded that the fund's performance was satisfactory.

PRIME MONEY MARKET FUND. The Directors reviewed the fund's performance compared to that of the iMoneyNet prime category for all money market funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the average performance of the iMoneyNet category for the one-, three-, five- and ten-year periods and underperformed the category average for the year-to-date period. The Directors concluded that the fund's performance was satisfactory.


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

GOVERNMENT MONEY MARKET FUND. The Directors reviewed the fund's performance compared to that of the iMoneyNet government category for all money market funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the average performance of the iMoneyNet category for the year-to-date, one-, three-, five- and ten-year periods. The Directors concluded that the fund's performance was satisfactory.

TAX-EXEMPT MONEY MARKET FUND. The Directors reviewed the fund's performance compared to that of the iMoneyNet tax-free category of all money market funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the average performance of the iMoneyNet category for the five- and ten-year periods, was the same as the category average for the three-year period and underperformed the category average for the year-to-date period. The Directors concluded that the fund's performance was satisfactory.

With respect to the advisory fees to be paid to the New Advisory Agreement, the Directors considered that the New Advisory Agreement had the same advisory fees as the Prior Advisory Agreement and the Interim Advisory Agreement. The Directors noted that they had reviewed the advisory fees paid to PNC Capital under the Prior Advisory Agreement at their meeting on May 15, 2009 and that there were no changes to the advisory fees paid to PNC Capital since that meeting. The Directors also noted that the combined adviser would present the funds with an expanded infrastructure and wider platform of qualified and experienced staff with no increase in fees. At their meeting on May 15, 2009, the Directors had reviewed the contractual advisory fees and voluntary fee waivers for each PNC Fund and the total expenses for the A, C and Institutional share classes of each PNC Fund as compared to the advisory fees (before and after waivers) and total expense ratio of the representative Lipper category for each PNC Fund. The Directors considered that PNC Capital was willing to voluntarily waive its fee and reimburse expenses if each PNC Fund's total expenses exceeded the amount disclosed in the prospectus. The Directors also considered the breakpoints in the advisory fee schedules for the PNC Funds that reduce the Adviser's fee rate on assets above a specified level for each PNC Fund. The Directors recognized that it is difficult to assess breakpoints because, within the mutual fund industry as a whole, there is no uniformity or pattern in the fees or asset levels at which breakpoints (if any) are set. Because different advisers have different cost structures and service models, there are variations in the services that are included in the fees paid by other similar mutual funds which make it difficult to draw meaningful conclusions from the breakpoints that may have been adopted by comparable funds. The Directors noted PNC Capital's willingness to adjust existing breakpoints in appropriate circumstances.

The discussion below reflects the advisory fees and total expenses of each PNC Fund's Institutional Class compared with the advisory fees and total expenses of such PNC Fund's respective Lipper category at the Board meeting on May 15, 2009.

CAPITAL OPPORTUNITIES FUND. The Directors compared the Fund's 1.30% annual advisory fee to fees charged by the Lipper category of 460 small-cap core institutional or no-load mutual funds and considered that the fee was higher than the 0.77% average fee, but lower then the highest fee of 4.01%. The Directors also compared the annual advisory fee of 1.02% after PNC Capital's voluntary waivers to the average of the Lipper category's net advisory fees collected and noted that the Fund's fee was higher than the category's average, which was negative (1.07%), but lower than the highest net fee of 4.01%. PNC Capital noted that the negative average was due to some of the funds in this Lipper category receiving reimbursements from their respective investment advisers. The Directors noted that the Fund's total annual expense


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ratio of 1.26% was higher than the category's average of 1.13%, but lower than the highest expense ratio of 4.01%. The Directors concluded that the Fund's advisory fee was within the range of fees charged to comparable mutual funds.

INTERNATIONAL EQUITY FUND. The Directors compared the Fund's 1.22% annual advisory fee to fees charged by the Lipper category of 64 international multi-cap value institutional or no-load mutual funds and noted that the Fund's fee was higher than the 0.80% average fee and the same as the highest fee. The Directors also compared the annual advisory fee of 1.05%, after PNC Capital's voluntary waivers, to the average of the Lipper category's net advisory fees collected and considered that the Fund's fee was higher than the category's 0.37% average, but lower than the highest net fee of 1.15%. The Directors noted that the Fund's advisory fee was higher than the Lipper category average and that PNC Capital attributed this to the Fund's portfolio being actively managed by three separate sub-advisers. The Directors noted that the Fund's total annual expense ratio of 1.27% was higher than the category's average of 1.10%, but lower than the highest expense ratio of 1.85%. The Directors concluded that the Fund's advisory fee was within the range of fees charged to comparable mutual funds.

LIMITED MATURITY BOND FUND. The Directors compared the Fund's 0.35% annual advisory fee to fees charged by the Lipper category of 70 short-intermediate investment grade debt institutional or no-load mutual funds and considered that the fee was lower than the 0.41% average fee. The Directors also compared the annual advisory fee of 0.23%, after PNC Capital's voluntary waivers, to the average of the Lipper category's net advisory fees collected and considered that the Fund's fee was lower than the category's 0.33% average. The Directors noted that the Fund's Institutional Class total annual expense ratio of 0.53% was lower than the category's 0.69% average fee. The Directors concluded that the Fund's advisory fee was within the range of fees charged to comparable mutual funds.

TOTAL RETURN BOND FUND. The Directors compared the Fund's 0.35% annual advisory fee to fees charged by the Lipper category of 72 corporate debt funds A-rated institutional or no-load mutual funds and considered that the fee was lower than the 0.43% average fee. The Directors also compared the annual advisory fee of 0.25%, after PNC Capital's voluntary waivers, to the average of the Lipper category's net advisory fees collected and considered that the Fund's fee was lower than the category's 0.27% average. The Directors noted that the Fund's total annual expense ratio of 0.53% was lower than the category's 0.75% average fee. The Directors concluded that the Fund's advisory fee was within the range of fees charged to comparable mutual funds.

MARYLAND TAX-EXEMPT BOND FUND. The Directors compared the Fund's 0.50% annual advisory fee to fees charged by the Lipper category of 8 Maryland municipal debt institutional or no-load mutual funds and considered that the fee was higher than the 0.44% average fee, but lower than the highest fee of 0.55%. The Directors also compared the annual advisory fee of 0.07%, after PNC Capital's voluntary waivers, to the average of the Lipper category's net advisory fees collected and considered that the Fund's fee was lower than the category's 0.34% average. The Directors noted that the Fund's total annual expense ratio of 0.53% was lower than the category's average of 0.58%. The Directors concluded that the Fund's advisory fee was within the range of fees charged to comparable mutual funds.

TAX-EXEMPT LIMITED MATURITY BOND FUND. The Directors compared the Fund's 0.50% annual advisory fee to fees charged by the Lipper category of 15 short-intermediate municipal debt institutional or no-load mutual funds and considered that the fee was higher than the 0.36%


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average fee and the same as the highest fee. The Directors also compared the annual advisory fee of 0.13%, after PNC Capital's voluntary waivers, to the average of the Lipper category's net advisory fees collected and considered that the Fund's fee was lower than the category's 0.23% average. The Directors noted that the Fund's total annual expense ratio of 0.53% was slightly lower than the category's average of 0.54%. The Directors concluded that the Fund's advisory fee was within the range of fees charged to comparable mutual funds.

NATIONAL TAX-EXEMPT BOND FUND. The Directors compared the Fund's 0.50% annual advisory fee to fees charged by the Lipper category of 68 general municipal debt institutional or no-load mutual funds and considered that the fee was higher than the 0.41% average fee, but lower than the highest fee of 0.80%. The Directors also compared the annual advisory fee of 0.19%, after PNC Capital's voluntary waivers, to the average of the Lipper category's net advisory fees collected and considered that the Fund's fee was lower than the category's 0.32% average. The Directors noted that the Fund's total annual expense ratio of 0.53% was lower than the category's average of 0.55%. The Directors concluded that the Fund's advisory fee was within the range of fees charged to comparable mutual funds.

PRIME MONEY MARKET FUND. The Directors compared the Fund's 0.25% annual advisory fee to fees charged by the Lipper category of 512 money market institutional or no-load mutual funds and considered that the fee was slightly higher than the 0.24% average fee, but lower than the highest fee of 1.10%. The Directors also compared the annual advisory fee of 0.22%, after PNC Capital's voluntary waivers, to the average of the Lipper category's net advisory fees collected and considered that the Fund's fee was higher than the category's average fee, which was negative (2.76%), but lower than the highest net fee of 0.80%. PNC Capital noted that the negative average was due to some of the funds in this Lipper category receiving reimbursements from their respective investment advisers. The Directors noted that the Fund's total annual expense ratio of 0.40% was lower than the category's average of 0.49%. The Directors concluded that the Fund's advisory fee was within the range of fees charged to comparable mutual funds.

GOVERNMENT MONEY MARKET FUND. The Directors compared the Fund's 0.25% annual advisory fee to fees charged by the Lipper category of 159 U.S. government money market institutional or no-load mutual funds and considered that the fee was higher than the 0.18% average fee, but lower than the highest fee of 0.55%. The Directors also compared the annual advisory fee of 0.22%, after PNC Capital's voluntary waivers, to the average of the Lipper category's net advisory fees collected and considered that the Fund's fee was higher than the category's 0.13% average, but lower than the highest net fee of 0.55%. The Directors noted that the Fund's total annual expense ratio of 0.40% was slightly higher than the category's average of 0.38%, but lower than the highest expense ratio of 1.05%. The Directors concluded that the Fund's advisory fee was within the range of fees charged to comparable mutual funds.

TAX-EXEMPT MONEY MARKET FUND. The Directors compared the Fund's 0.25% annual advisory fee to fees charged by the Lipper category of 132 tax-exempt money market institutional or no-load mutual funds and considered that the fee was lower than the 0.32% average fee. The Directors also compared the annual advisory fee of 0.19%, after PNC Capital's voluntary waivers, to the average of the Lipper category's net advisory fees collected and considered that the Fund's fee was higher than the category's 0.14% average, but lower than the highest net fee of 0.50%. The Directors noted that the Fund's total annual expense ratio of 0.40% was slightly higher than the category's average of 0.39%, but lower than the highest expense ratio of 1.09%.


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The Directors concluded that the Fund's advisory fees were within the range of fees charged to comparable mutual funds.

Based on its evaluation of all material factors, including those described above, the PNC Fund Directors concluded that the terms of the New Advisory Agreement are reasonable and fair and that the approval of the New Advisory Agreement is in the best interests of the PNC Funds and their shareholders.

Based on all of the foregoing, the PNC Fund Directors recommend that shareholders of each PNC Fund vote FOR the approval of the New Advisory Agreement with the Adviser.

A discussion regarding the basis for PNC Fund Board's approval of the Selling Funds' Interim and New Advisory Agreements will be available in the Selling Funds' semi-annual reports to shareholders for the period ended November 30, 2009 if the Selling Funds have not been reorganized into the Acquiring Funds by January 31, 2010.



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                                 VOTING MATTERS

GENERAL INFORMATION

This Proxy Statement is being furnished in connection with the solicitation of proxies by the PNC Fund Board.

VOTING RIGHTS AND REQUIRED VOTE

For Proposal 1, the proposed Reorganizations of the PNC Funds will be voted upon by the shareholders of each Selling Fund only. Shareholders of the Selling Funds are entitled to one vote for each full share held and fractional votes for fractional shares of the respective Selling Fund. A majority of the shares of each Selling Fund entitled to vote, present in person or by proxy, constitutes a quorum to hold the Meeting and vote on the proposals presented. Approval of each Reorganization requires the approval of the holders or the lesser of (1) more than 50% of the outstanding shares of the relevant Selling Fund or (2) 67% or more of the shares of the relevant Selling Fund present at the Meeting if more than 50% of the outstanding shares of the relevant Selling Fund are represented at the Meeting in person of by proxy. The Reorganization Agreement provides that in the event the Reorganization Agreement is not approved by any one of the Selling Funds, the failure of that Selling Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to any the other Selling Fund. Accordingly, it is possible that if a shareholder owns shares in more than one of the Selling Funds and shareholders of one of those Selling Funds do not approve the Reorganization, then that Selling Fund would not be reorganized into the comparable Acquiring Fund and the shareholder of that Selling Fund which did not approve the Reorganization, would remain a shareholder of that Selling Fund. However, with respect to the Selling Fund that approved the Reorganization, the shareholder, at the Effective Time of the Reorganization, would become a shareholder of the comparable Acquiring Fund.

Approval of Proposal 2 requires the affirmative vote of the holders of the lesser of (i) 67% of the voting securities of the PNC Fund present at a Meeting if more than 50% of the outstanding voting securities of the respective PNC Fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of a PNC Fund.

Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Company a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization Agreement and the Reorganization and the approval of the New Investment Advisory Agreement. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted.

Abstentions and broker non-votes will have the effect of a "NO" vote for purposes of obtaining the requisite approval of the Reorganization and the New Investment Advisory Agreement.

If sufficient votes in favor of the proposals set forth in the Notice of Special Meeting are not received by the time scheduled for the Meeting, the shareholders present in person or by proxy at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, may adjourn the Meeting from time to time without further notice to a date not more than 120 days after the original record date for the Meeting. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. The costs of any additional solicitation and of any adjourned session(s) will be borne by the Adviser, on behalf of the PNC Funds.

RECORD DATE AND OUTSTANDING SHARES

Only shareholders of record of each Selling Fund at the close of business on October 5, 2009 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date, the following shares of each class of each Selling Fund were outstanding and entitled to vote.

                            TOTAL SHARES OUTSTANDING

Class                  PNC CAPITAL OPPORTUNITIES FUND
-----                  ------------------------------
A Shares                            76,277.13
C Shares                            15,211.79
Institutional Shares             4,494,281.27

Class                  PNC GOVERNMENT MONEY MARKET FUND
-----                  --------------------------------
A Shares                           854,582.05
C Shares                             1,153.18
Institutional Shares           451,921,062.32

Class                  PNC INTERNATIONAL EQUITY FUND
-----                  -----------------------------
A Shares                           128,353.20
C Shares                            12,786.86
Institutional Shares            13,567,421.64

Class                  PNC LIMITED MATURITY BOND FUND
-----                  ------------------------------
A Shares                           230,151.62
C Shares                            36,690.36
Institutional Shares            10,764,726.07

Class                  PNC MARYLAND TAX-EXEMPT BOND FUND
-----                  ---------------------------------
A Shares                            55,870.53
C Shares                             1,125.38
Institutional Shares             6,930,243.66

Class                  PNC NATIONAL TAX-EXEMPT BOND FUND
-----                  ---------------------------------
A Shares                            66,247.71
C Shares                               696.58
Institutional Shares             9,166,044.09

Class                  PNC PRIME MONEY MARKET FUND
-----                  ---------------------------
A Shares                      106,741,578.39
C Shares                           53,722.04
Institutional Shares          426,686,445.92

Class                  PNC TAX-EXEMPT LIMITED MATURITY BOND FUND
-----                  -----------------------------------------
A Shares                                 89,163.56
C Shares                                  3,197.71
Institutional Shares                  9,185,629.66

Class                  PNC TAX-EXEMPT MONEY MARKET FUND
-----                  --------------------------------
A Shares                         1,834,972.57
C Shares                             1,717,75
Institutional Shares           146,907,705.41

Class                  PNC TOTAL RETURN BOND FUND
-----                  --------------------------
A Shares                          47,605.80
C Shares                          16,427.59
Institutional Shares          12,531,783.22

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

SELLING FUND. As of the Record Date, the officers and Directors of the PNC Funds, as a group, and the officers and Trustees of the Allegiant Funds, as a group, beneficially owned less than 1% of the outstanding shares of each of the Selling Funds. As of the Record Date, to the best of the knowledge of PNC Funds, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Selling Funds:

FUND NAME                                                    REGISTRATION ADDRESS           % OF REC DATE SHARES
---------                                             -----------------------------------   --------------------
PNC CAPITAL OPPORTUNITIES FUND CLASS A                JANNEY MONTGOMERY SCOTT LLC                     8.30%
                                                      GREGORY A SZOKA
                                                      MARY E MCGUIRK JT-TEN
                                                      PHILADELPHIA PA 19103-1675

                                                      PFPC TRUST CO CUST FBO                          5.54%
                                                      JESSE R WHITT
                                                      THURMOND NC 28683

PNC CAPITAL OPPORTUNITIES FUND CLASS C                JOHN E MAYS                                     9.53%
                                                      AND JANE C MAYS
                                                      PARKTON MD 21120-9747

                                                      PFPC TRUST CO CUST FBO                          8.72%
                                                      ROBERT W LAWS
                                                      BOWIE MD 20715

                                                      PFPC TRUST CO CUST FBO                          7.44%
                                                      RICHARD J LUNNEN
                                                      SPARKS MD 21152-9251

                                                      PFPC TRUST CO CUST FBO                          7.34%
                                                      JULIA A SMITH
                                                      HUNT VALLEY MD 21030

                                                      MICHAEL J CIRINCIONE                            6.39%
                                                      BALTIMORE MD 21213

                                                      PERSHING LLC                                    5.68%
                                                      JERSEY CITY, NJ 07303-9998

FUND NAME                                                    REGISTRATION ADDRESS           % OF REC DATE SHARES
---------                                             -----------------------------------   --------------------
                                                      ADAM J LOCKARD                                  5.60%
                                                      AND DONNA B LOCKARD
                                                      WOODBINE MD 21797

PNC CAPITAL OPPORTUNITIES FUND INSTITUTIONAL CLASS    SAXON CO.                                      96.63%
                                                      PHILADELPHIA, PA 19182

PNC GOVERNMENT MONEY MARKET FUND CLASS A              PERSHING LLC FOR EXCLUSIVE BENEFIT             96.04%
                                                      OF MERCANTILE MONEY FUND CUST ACCTS
                                                      ATTN CASH MANAGEMENT
                                                      JERSEY CITY NJ 07399-0002

PNC GOVERNMENT MONEY MARKET FUND CLASS C              PNC CAPITAL ADVISORS                          100.00%
                                                      ATTN JENNIFER SPRATLEY
                                                      BALTIMORE MD 21201

PNC GOVERNMENT MONEY MARKET INSTITUTIONAL CLASS       SAXON AND CO.                                  98.57%
                                                      PHILADELPHIA, PA 19153

PNC INTERNATIONAL EQUITY FUND CLASS A                 PERSHING LLC                                    6.81%
                                                      JERSEY CITY, NJ 07303-9998

PNC INTERNATIONAL EQUITY FUND CLASS C                 MICHAEL J CIRINCIONE                           15.21%
                                                      BALTIMORE MD 21213

                                                      PFPC TRUST CO CUST FBO                         14.30%
                                                      JAMES LINTON
                                                      MOUNT AIRY MD 21771

FUND NAME                                                    REGISTRATION ADDRESS           % OF REC DATE SHARES
---------                                             -----------------------------------   --------------------
                                                      PFPC TRUST CO CUST FBO                          8.46%
                                                      ROBERT W LAWS
                                                      BOWIE MD 20715

                                                      ADAM J LOCKARD                                  8.30%
                                                      AND DONNA B LOCKARD
                                                      WOODBINE MD 21797

                                                      PFPC TRUST CO CUST FBO                          7.82%
                                                      RICHARD J LUNNEN
                                                      SPARKS MD 21152-9251

                                                      JOHN E MAYS                                     7.52%
                                                      AND JANE C MAYS
                                                      PARKTON MD 21120-9747

                                                      PFPC TRUST CO CUST FBO                          5.59%
                                                      BRIAN J CUMMINGS
                                                      BOWIE MD 20715

PNC INTERNATIONAL EQUITY FUND INSTITUTIONAL CLASS     SAXON CO.                                      91.13%
                                                      PHILADELPHIA, PA 19182

                                                      SEI PRIVATE TRUST CO                            6.49%
                                                      ATTN MUTUAL FUNDS ADMINISTRATOR
                                                      OAKS PA 19456

PNC LIMITED MATURITY BOND FUND CLASS A                PFPC TRUST CO CUST FBO                         39.10%
                                                      ROBERT W TREVER
                                                      EASTON MD 21601

FUND NAME                                                    REGISTRATION ADDRESS           % OF REC DATE SHARES
---------                                             -----------------------------------   --------------------
                                                      KATHERINE A REED                               11.06%
                                                      C/0 DB ALEX BROWN
                                                      PHILADELPHIA PA 19103

                                                      PFPC TRUST CO CUST FBO                          7.30%
                                                      ARNOLD F LAVENSTEIN
                                                      CHEVY CHASE MD 20815

                                                      PFPC TRUST CO CUST FBO                          5.02%
                                                      JESSE R WHITT
                                                      THURMOND NC 28683

PNC LIMITED MATURITY BOND FUND CLASS C                PFPC TRUST CO CUST FBO                         14.32%
                                                      JULIA A SMITH
                                                      HUNT VALLEY MD 21030

                                                      PFPC TRUST CO CUST SIMPLE IRA FBO              10.50%
                                                      JOHN A APPIOTT
                                                      SEAFORD DE 19973-0000

                                                      JOHN E MAYS                                    10.30%
                                                      AND JANE C MAYS
                                                      PARKTON MD 21120-9747

                                                      PERSHING LLC                                    9.94%
                                                      JERSEY CITY, NJ 07303-9998

                                                      PFPC TRUST CO CUST FBO                          7.67%
                                                      JAMES LINTON
                                                      MOUNT AIRY MD 21771

FUND NAME                                                    REGISTRATION ADDRESS           % OF REC DATE SHARES
---------                                             -----------------------------------   --------------------
                                                      NAN M NEWMAN                                    7.14%
                                                      LAUREL MD 20707

                                                      PFPC TRUST CO CUST FBO                          6.55%
                                                      ROBERT W LAWS
                                                      BOWIE MD 20715

PNC LIMITED MATURITY BOND FUND INSTITUTIONAL CLASS    SAXON CO.                                      94.64%
                                                      PHILADELPHIA, PA 19182

PNC MARYLAND TAX-EXEMPT BOND                          ROBERT S BERNDT                                20.06%
CLASS A                                               C/O RICHARD O BERNDT
                                                      BALTIMORE MD 21201

                                                      NORMAN E SHIPLEY SR                            19.79%
                                                      HAMPSTEAD MD 21074

                                                      ELEANOR B TURNER                               19.35%
                                                      TIMONIUM MD 21093-2605

                                                      MILTON MOSS                                    13.24%
                                                      AND TATYANA J MOSS
                                                      SILVER SPRING MD 20904

                                                      CHARLES C OTTERSTEDT JR                         7.20%
                                                      BOWIE MD 20715-2940

FUND NAME                                                    REGISTRATION ADDRESS           % OF REC DATE SHARES
---------                                             -----------------------------------   --------------------
                                                      PERSHING LLC                                    5.82%
                                                      JERSEY CITY, NJ 07303-9998

PNC MARYLAND TAX-EXEMPT BOND                          ADAM J LOCKARD                                81.947%
CLASS C                                               AND DONNA B LOCKARD
                                                      WOODBINE MD 21797

                                                      PFPC TRUST CO CUST FBO                          9.61%
                                                      MICHAEL J LESTER
                                                      BALTIMORE MD 21223

                                                      SCOTTRADE INC (FBO)                             8.45%
                                                      JERI VANDIVER
                                                      ST LOUIS MO 63131-0759

PNC MARYLAND TAX-EXEMPT BOND INSTITUTIONAL CLASS      SAXON CO.                                      88.81%
                                                      PHILADELPHIA, PA 19182

PNC NATIONAL TAX-EXEMPT BOND                          PERSHING LLC                                   25.90%
CLASS A                                               JERSEY CITY NJ 07303-9998

                                                      PERSHING LLC                                   11.81%
                                                      JERSEY CITY, NJ 07303-9998

                                                      PERSHING LLC                                    8.84%
                                                      JERSEY CITY, NJ 07303-9998

FUND NAME                                                    REGISTRATION ADDRESS           % OF REC DATE SHARES
---------                                             -----------------------------------   --------------------
                                                      PERSHING LLC                                    8.15%
                                                      JERSEY CITY NJ 07303-9998

                                                      DAVID W BRINK                                   7.01%
                                                      AND JANE S BRINK
                                                      NEW HOPE PA 18938

                                                      ROGER LEE KATZENBERG                            5.50%
                                                      PIKESVILLE MD 21208

PNC NATIONAL TAX-EXEMPT BOND                          PFPC TRUST CO CUST FBO                        100.00%
CLASS C                                               VALERIE WHEELER FOY
                                                      BALTIMORE MD 21206

PNC NATIONAL TAX-EXEMPT BOND INSTITUTIONAL CLASS      SAXON CO.                                      99.12%
                                                      PHILADELPHIA, PA 19182

PNC PRIME MONEY MARKET FUND                           PERSHING LLC FOR EXCLUSIVE BENEFIT             99.78%
CLASS A                                               OF MERCANTILE MONEY FUND CUST ACCTS
                                                      ATTN CASH MANAGEMENT
                                                      JERSEY CITY NJ 07399-0002

PNC PRIME MONEY MARKET FUND                           PFPC TRUST CO CUST FBO                         25.73%
CLASS C                                               BERNADINE ROXANNE KUHN
                                                      CUST MELINDA J MALESICK
                                                      ARNOLD MD 21012-1711

                                                      PFPC TRUST CO CUST FBO                         22.38%
                                                      BERNADINE ROXANNE KUHN
                                                      CUST ALEXANDRIA K MALESICK
                                                      ARNOLD MD 21012

FUND NAME                                                    REGISTRATION ADDRESS           % OF REC DATE SHARES
---------                                             -----------------------------------   --------------------
                                                      PFPC TRUST CO CUST FBO                         13.41%
                                                      JAMES LINTON
                                                      MOUNT AIRY MD 21771

PNC MONEY MARKET FUND INSTITUTIONAL CLASS             SAXON AND CO.                                  98.93%
                                                      PHILADELPHIA, PA 19153

PNC TAX-EXEMPT LIMITED MATURITY BOND                  SAXON CO.                                      99.55%
INSTITUTIONAL CLASS                                   PHILADELPHIA, PA 19182

PNC TAX-EXEMPT LIMITED MATURITY BOND                  PERSHING LLC                                   21.67%
CLASS A                                               JERSEY CITY, NJ 07303-9998

                                                      PERSHING LLC                                   18.91%
                                                      JERSEY CITY NJ 07303-9998

                                                      PERSHING LLC                                   10.27%
                                                      JERSEY CITY NJ 07303-9998

                                                      MILTON MOSS                                     8.61%
                                                      AND TATYANA J MOSS
                                                      SILVER SPRING MD 20904

                                                      CHARLES H GARRETT JR                            6.09%
                                                      AND NANCY V GARRETT
                                                      WESTMINSTER MD 21157


FUND NAME                                                    REGISTRATION ADDRESS           % OF REC DATE SHARES
---------                                             -----------------------------------   --------------------
                                                      JANNEY MONTGOMERY SCOTT LLC                     5.80%
                                                      PETER CORDUA TTEE
                                                      PHILADELPHIA PA 19103-1675

PNC TAX-EXEMPT LIMITED MATURITY BOND                  NAN M NEWMAN                                   76.69%
CLASS C                                               LAUREL MD 20707

                                                      PFPC TRUST CO CUST FBO                         23.31%
                                                      VALERIE WHEELER FOY
                                                      BALTIMORE MD 21206

PNC TAX-EXEMPT MONEY MARKET FUND                      PERSHING LLC FOR EXCLUSIVE BENEFIT             91.10%
CLASS A                                               OF MERCANTILE MONEY FUND CUST ACCTS
                                                      ATTN CASH MANAGEMENT
                                                      JERSEY CITY NJ 07399-0002

                                                      ANGELO MICHAEL VILLANI                          5.91%
                                                      AND RITA JOHNSON VILLANI
                                                      OCEAN CITY MD 21842

PNC TAX-EXEMPT MONEY MARKET FUND                      PNC CAPITAL ADVISORS                           64.00%
CLASS C                                               ATTN JENNIFER SPRATLEY
                                                      BALTIMORE MD 21201

                                                      PFPC TRUST CO CUST FBO                         36.00%
                                                      VALERIE WHEELER FOY
                                                      BALTIMORE MD 21206

PNC TAX-EXEMPT MONEY MARKET FUND INSTITUTIONAL CLASS  SAXON AND CO.                                  98.74%
                                                      PHILADELPHIA, PA 19153


FUND NAME                                                    REGISTRATION ADDRESS           % OF REC DATE SHARES
---------                                             -----------------------------------   --------------------
PNC TOTAL RETURN BOND FUND                            PERSHING LLC                                   18.20%
CLASS A                                               JERSEY CITY NJ 07303-9998

                                                      PERSHING LLC                                   12.25%
                                                      JERSEY CITY, NJ 07303-9998

                                                      PERSHING LLC                                    6.61%
                                                      JERSEY CITY NJ 07303-9998

                                                      PERSHING LLC                                    5.51%
                                                      JERSEY CITY, NJ 07303-9998

                                                      PFPC TRUST CO CUST FBO                          5.29%
                                                      JESSE R WHITT
                                                      THURMOND NC 28683

PNC TOTAL RETURN BOND FUND                            PFPC TRUST CO CUST FBO                         15.32%
CLASS C                                               JAMES LINTON
                                                      MOUNT AIRY MD 21771

                                                      PERSHING LLC                                    9.62%
                                                      JERSEY CITY, NJ 07303-9998

                                                      JOHN E MAYS                                     8.86%
                                                      AND JANE C MAYS
                                                      PARKTON MD 21120-9747

FUND NAME                                                    REGISTRATION ADDRESS           % OF REC DATE SHARES
---------                                             -----------------------------------   --------------------
                                                      PERSHING LLC                                    8.47%
                                                      JERSEY CITY, NJ 07303-9998

                                                      NAN M NEWMAN                                    7.70%
                                                      LAUREL MD 20707

                                                      PERSHING LLC                                    7.06%
                                                      JERSEY CITY, NJ 07303-9998

                                                      PFPC TRUST CO CUST FBO                          7.05%
                                                      DOUGLAS R BAHR
                                                      PASADENA MD 21122

                                                      SCOTTRADE INC (FBO)                             6.33%
                                                      SARA H CASKEY
                                                      ST LOUIS MO 63131-0759

                                                      PFPC TRUST CO CUST FBO                          5.80%
                                                      ROBERT W LAWS
                                                      BOWIE MD 20715

PNC TOTAL RETURN BOND INSTITUTIONAL CLASS             SAXON CO.                                      99.36%
                                                      PHILADELPHIA, PA 19182

ACQUIRING FUND. As of the Record Date, the officers and Directors of the PNC Funds, as a group, and the officers and Trustees of the Allegiant Funds, as a group, beneficially owned less than 1% of the outstanding shares of each of the Acquiring Funds. As of the Record Date, to the best of the knowledge of Allegiant Funds, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Acquiring Fund:

FUND NAME                                                    REGISTRATION ADDRESS           % OF REC DATE SHARES
---------                                             -----------------------------------   --------------------
ALLEGIANT GOVERNMENT MONEY MARKET FUND CLASS A        NATIONAL CITY BANK                             72.20%
                                                      FBO CORPORATE AUTOSWEEP
                                                      CLEVELAND OH 44135-1389

                                                      WHEAT FIRST SECURITIES                         20.01%
                                                      GLEN ALLEN VA 23058-6629

                                                      G-I HOLDINGS INC                                5.61%
                                                      ATT GENERAL ACCOUNTING
                                                      WAYNE NJ 07470-3700

ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND CLASS A   NFS LLC FEBO                                   18.02%
                                                      GEETA ARORA TRUST
                                                      GEETA ARORA TTEE
                                                      NEW YORK NY 10010

                                                      CAREN M PETERSON                                5.64%
                                                      ROCKFORD IL 61107-1354

ALLEGIANT LIMITED MATURITY BOND FUND CLASS A          CHARLES SCHWAB & CO INC                        15.76%
                                                      ATTN MUTUAL FUNDS
                                                      SPECIAL CUSTODY ACCOUNT
                                                      SAN FRANCISCO CA 94104-4151

                                                      PRUDENTIAL INVESTMENT MANAGEMENT                9.11%
                                                      SERVICE FBO MUTUAL FUND CLIENTS
                                                      ATTN: PRUCHOICE UNIT
                                                      ISELIN NJ 08830-2710

ALLEGIANT MONEY MARKET FUND CLASS A                   NATIONAL CITY BANK                             49.33%
                                                      FBO CORPORATE AUTOSWEEP
                                                      CLEVELAND OH 44135-1389

FUND NAME                                                    REGISTRATION ADDRESS           % OF REC DATE SHARES
---------                                             -----------------------------------   --------------------
                                                      WHEAT FIRST SECURITIES                         40.89%
                                                      GLEN ALLEN VA 23058-6629

                                                      NATIONAL CITY BANK                              5.77%
                                                      FBO PCG/RETAIL SWEEP CUSTOMER
                                                      CLEVELAND OH 44135-1396

ALLEGIANT SMALL CAP CORE FUND CLASS A                 FIRST CLEARING, LLC                            10.75%
                                                      GORDON A JOHNSON
                                                      FCC AS CUSTODIAN
                                                      SAINT LOUIS MO 63110-3731

                                                      PRUDENTIAL INVESTMENT MANAGEMENT                9.30%
                                                      SERVICE FBO MUTUAL FUND CLIENTS
                                                      ATTN: PRUCHOICE UNIT
                                                      ISELIN NJ 08830-2710

ALLEGIANT TAX EXEMPT MONEY MARKET FUND CLASS A        WHEAT FIRST SECURITIES                         52.25%
                                                      GLEN ALLEN VA 23058-6629

                                                      NATIONAL CITY BANK                             17.83%
                                                      FBO CORPORATE AUTOSWEEP
                                                      CLEVELAND OH 44135-1389

                                                      NATIONAL CITY BANK OHIO                        15.54%
                                                      FBO AMA SWEEP CUSTOMERS
                                                      CLEVELAND OH 44135-1396

                                                      NATIONAL CITY BANK                             14.35%
                                                      FBO PCG/RETAIL SWEEP CUSTOMER
                                                      CLEVELAND OH 44135-1396

FUND NAME                                                    REGISTRATION ADDRESS           % OF REC DATE SHARES
---------                                             -----------------------------------   --------------------
ALLEGIANT TOTAL RETURN ADVANTAGE FUND CLASS A         CITIGROUP GLOBAL MARKETS INC.                   7.66%
                                                      NEW YORK, NEW YORK 10001

ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND CLASS C   MERRILL LYNCH PIERCE FENNER &                  98.24%
                                                      SMITH INC
                                                      FOR THE SOLE BENEFIT OF ITS
                                                      CUSTOMERS
                                                      JACKSONVILLE FL 32246-6486

ALLEGIANT INTERNATIONAL EQUITY FUND CLASS C           FIRST CLEARING, LLC                            16.75%
                                                      JAMES LEVIN AND
                                                      JILL LEVIN
                                                      CLEVELAND OH 44113-2948

                                                      FIRST CLEARING, LLC                            12.47%
                                                      RICHARD H WETHERILL
                                                      PEORIA IL 61615-6607

                                                      MERRILL LYNCH PIERCE FENNER &                   8.98%
                                                      SMITH INC
                                                      FOR THE SOLE BENEFIT OF ITS
                                                      CUSTOMERS
                                                      JACKSONVILLE FL 32246-6486

                                                      SHELDON & CO FBO                                5.76%
                                                      SIEGEL, HELENE M
                                                      TRUST MUTUAL FUNDS
                                                      CLEVELAND OH 44101-4984

ALLEGIANT LIMITED MATURITY BOND FUND CLASS C          PFPC TRUST COMPANY                              8.49%
                                                      CUST FOR THE IRA OF
                                                      ALAN G YOUNG
                                                      BLAIRVILLE GA 30512-0000

FUND NAME                                                    REGISTRATION ADDRESS           % OF REC DATE SHARES
---------                                             -----------------------------------   --------------------
                                                      PERSHING LLC                                    5.69%
                                                      JERSEY CITY, NJ 07303-9998

ALLEGIANT SMALL CAP CORE FUND CLASS C                 NFS LLC FEBO                                   13.68%
                                                      NFS/FMTC IRA
                                                      FBO ROBERT J HOLMES JR
                                                      WINTER SPRINGS FL 32708-5928

                                                      PFPC TRUST COMPANY                              9.45%
                                                      CUST FOR THE IRA OF
                                                      RICHARD T KOLAR
                                                      OVIEDO FL 32765-6470

                                                      NFS LLC FEBO                                    8.82%
                                                      NFS/FMTC IRA
                                                      FBO NATHAN A HARRELL
                                                      OVERLAND PARK KS 66223

                                                      RBC CAPITAL MARKETS CORP FBO                    5.19%
                                                      MATTHEW GENNARI
                                                      HUNT VALLEY MD 21030-2225

ALLEGIANT TOTAL RETURN ADVANTAGE FUND CLASS C         MERRILL LYNCH PIERCE FENNER &                  18.43%
                                                      SMITH INC
                                                      FOR THE SOLE BENEFIT OF ITS
                                                      CUSTOMERS
                                                      JACKSONVILLE FL 32246-6486

                                                      FIRST CLEARING, LLC                            15.52%
                                                      BARBARA BEBOUT
                                                      PITTSBURGH PA 15226-1836

                                                      FIRST CLEARING CORPORATION                     11.96%
                                                      THOMAS M PARKINSON &
                                                      HELEN PARKINSON
                                                      GRAYSLAKE IL 60030-2023

FUND NAME                                                    REGISTRATION ADDRESS           % OF REC DATE SHARES
---------                                             -----------------------------------   --------------------
                                                      FIRST CLEARING, LLC                             9.12%
                                                      SOUTH SUBURBAN MONTESSORI
                                                      CAPITAL IMPROVEMENT FUND
                                                      BRECKSVILLE OH 44141-2590

                                                      FIRST CLEARING, LLC                             8.20%
                                                      VIRIGINA M GILLESPIE
                                                      PROSPECT OH 43342-9553

                                                      SCOTTRADE INC (FBO)                             6.27%
                                                      ROBERT B HERICH
                                                      ST LOUIS MO 63131-0759

                                                      FIRST CLEARING, LLC                             5.10%
                                                      HENDGA LIU
                                                      XIAOFAN YANG
                                                      WARSAW IN 46580-6123

ALLEGIANT GOVERNMENT MONEY MARKET FUND CLASS I        NATIONAL CITY BANK                             75.80%
                                                      CLEVELAND OH 44135-1389

                                                      NATIONAL CITY BANK                             12.84%
                                                      FBO CORPORATE AUTOSWEEP
                                                      CLEVELAND OH 44135-1389

ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND CLASS I   SHELDON & CO TTEE                              86.42%
                                                      C/O NATIONAL CITY BANK
                                                      TRUST MUTUAL FDS
                                                      CLEVELAND OH 44101-4777

FUND NAME                                                    REGISTRATION ADDRESS           % OF REC DATE SHARES
---------                                             -----------------------------------   --------------------
                                                      SHELDON & CO                                    7.92%
                                                      C/O NATIONAL CITY BANK
                                                      TRUST MUTUAL FDS
                                                      CLEVELAND OH 44101-4984

ALLEGIANT INTERNATIONAL EQUITY FUND CLASS I           SHELDON & CO (REINV)                           42.94%
                                                      ATTN TRUST MUTUAL FUNDS
                                                      CLEVELAND OH 44101-4984

                                                      SHELDON & CO TTEE                              28.26%
                                                      C/O NATIONAL CITY BANK
                                                      TRUST MUTUAL FDS
                                                      CLEVELAND OH 44101-4984

                                                      KEY BANK NA TTEE FBO                           13.54%
                                                      FOUNDATION BALANCED FUND
                                                      CLEVELAND OH 44101-4871

                                                      SHELDON & CO                                    9.28%
                                                      C/O NATIONAL CITY BANK
                                                      TRUST MUTUAL FDS
                                                      CLEVELAND OH 44101-4984

ALLEGIANT LIMITED MATURITY BOND FUND CLASS I          SHELDON & CO. (REINV)                          43.51%
                                                      FUTURE QUEST-C/O NATIONAL CITY
                                                      ATTN TRUST MUTUAL FDS
                                                      CLEVELAND OH 44101-4984

                                                      SHELDON & CO                                   30.51%
                                                      FUTURE QUEST-C/O NATIONAL CITY
                                                      ATTN TRUST MUTUAL FDS
                                                      CLEVELAND OH 44101-4984

                                                      PATTERSON & CO FBO ALLEGIANT                   13.33%
                                                      FOR VARIOUS RETIREMENT PLANS
                                                      CHARLOTTE, NC 28288-1076

FUND NAME                                                    REGISTRATION ADDRESS           % OF REC DATE SHARES
---------                                             -----------------------------------   --------------------
                                                      CHARLES SCHWAB & CO INC                         5.27%
                                                      SPECIAL CUSTODY ACCT FOR THE EX
                                                      BENEFIT OF CUSTOMERS REINVEST A
                                                      SAN FRANCISCO CA 94104-4151

ALLEGIANT MONEY MARKET FUND CLASS I                   NATIONAL CITY BANK                             80.92%
                                                      OPERATIONS CENTER
                                                      CLEVELAND OH 44135-1389

                                                      WACHOVIA BANK                                   9.30%
                                                      CHARLOTTE NC 28262-8522

                                                      NATIONAL CITY BANK                              7.19%
                                                      TRUST OPERATIONS
                                                      OPERATIONS CENTER
                                                      CLEVELAND OH 44135-1389

ALLEGIANT SMALL CAP CORE FUND CLASS I                 SHELDON & CO. (REINV)                          48.48%
                                                      ATTN TRUST MUTUAL FUNDS
                                                      CLEVELAND OH 44101-4984

                                                      SHELDON & CO                                   25.13%
                                                      ATTN: TRUST MUTUAL FUNDS
                                                      CLEVELAND OH 44101-4984

                                                      SHELDON & CO                                   16.22%
                                                      C/O NATIONAL CITY BANK
                                                      ATTN TRUST MUTUAL FUNDS
                                                      CLEVELAND OH 44101-4984

                                                      KEYBANK NA                                      6.45%
                                                      FBO CLE FDN-NCB-BALANCED CHAR
                                                      CLEVELAND OH 44101-4871

FUND NAME                                                    REGISTRATION ADDRESS           % OF REC DATE SHARES
---------                                             -----------------------------------   --------------------
ALLEGIANT TAX EXEMPT MONEY MARKET FUND CLASS I        NATIONAL CITY BANK                             86.53%
                                                      OPERATIONS CENTER
                                                      CLEVELAND OH 44135-1389

                                                      NATCITY INVESTMENTS INC                         5.41%
                                                      ATTN LISA SMITH OPERATIONS DEPT
                                                      CLEVELAND OH 44114-3007

ALLEGIANT TOTAL RETURN ADVANTAGE FUND CLASS I         SHELDON & CO. (REINV)                           54.57
                                                      ATTN: TRUST MUTUAL FUNDS
                                                      CLEVELAND OH 44101-4984

                                                      SHELDON & CO                                   24.63%
                                                      ATTN: TRUST MUTUAL FUNDS
                                                      CLEVELAND OH 44101-4984

CONTROL PERSONS. A person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control the Fund for purposes of the 1940 Act.

National City Bank, PNC Delaware Trust Company and PNC Bank (collectively "PNC Bank"), affiliates of the Adviser, may be deemed to be the beneficial owner, for purposes of the federal securities laws, of shares of certain of the PNC Funds because they possess sole or shared voting power with respect to such shares. PNC Bank does not have an economic interest in such shares, which are held solely for the benefit of its customers or employees. PNC Bank has advised the PNC Funds that it intends to vote the shares in the PNC Funds over which it has retained voting power in a manner that is consistent with its fiduciary responsibilities. As of the Record Date, PNC Bank may be deemed to be the beneficial owner of:

NAME OF FUND                                PERCENT HELD
------------                                ------------
PNC Capital Opportunities Fund                  86%
PNC International Equity Fund                   81%
PNC Limited Maturity Bond Fund                  79%
PNC Maryland Tax-Exempt Bond Fund               73%
PNC National Tax-Exempt Bond Fund               94%
PNC Prime Money Market Fund                     79%
PNC Tax-Exempt Limited Maturity Bond Fund       91%
PNC Tax-Exempt Money Market Fund                99%
PNC Total Return Bond Fund                      90%
PNC Government Money Market Fund                98%

                             ADDITIONAL INFORMATION

Information concerning the operation and management of the PNC Funds and the Allegiant Funds is included in the current prospectuses relating to the PNC Funds and the Allegiant Funds, which are incorporated herein by reference, including the Allegiant Funds' prospectus for the class of shares you own, which accompanies this Proxy Statement. Additional information about the PNC Funds and the Allegiant Funds is included in the current Statements of Additional Information for the PNC Funds and the Allegiant Funds, as may be supplemented, which is available upon request and without charge by calling the PNC Funds and 1-800-551-2145 and the Allegiant Funds at 1-800 622-FUND (3863).

The Allegiant Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Room maintained by the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 233 Broadway, New York, New York, 10279, and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Some of these items are also available on the Internet at www.sec.gov.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise the Selling Funds at 1-800-551-2145 whether other persons are beneficial owners of the Selling Funds' shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement needed to supply copies to the beneficial owners.

DELIVERY OF PROSPECTUS/PROXY STATEMENT. The SEC has adopted rules that permit investment companies and intermediaries (e.g., brokers) to satisfy the delivery requirements for proxy statements with respect to two or more shareholders sharing the same address by delivering a single proxy statement addressed to those shareholders. This process, which is commonly referred to as "householding," potentially means extra convenience for shareholders and cost savings for companies. If, at any time, you no longer wish to participate in "householding" and would prefer to receive a separate proxy statement, please notify your placement agent or direct a written request to the PNC Funds at P.O. Box 9770, Providence, RI 02940-9795 or by calling toll-free 1-800-551-2145. Shareholders who currently receive multiple copies of the proxy statement at their address and would like to request "householding" of their communications should contact their placement agent or the PNC Funds directly.

SHAREHOLDER PROPOSALS. As a general matter, the PNC Funds do not hold regular annual meetings of shareholders. Any shareholder who wishes to submit a proposal for consideration at a meeting of the PNC Funds should send such proposal to the Company at Two Hopkins Plaza, Baltimore, Maryland 21201. Rules promulgated by the SEC require that, to be considered for presentation at a shareholders' meeting, a shareholder's proposal must, among other things, be received at the offices of the PNC Funds a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

REORGANIZATION EXPENSES. PNC or its affiliate will pay the expenses incurred in connection with the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) other related administrative or operational costs. It is expected that the solicitation of proxies will be primarily by mail. In order to obtain the necessary quorum at the Meeting, officers and service providers may solicit proxies by telephone, Internet or in person. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals. In addition, Georgeson Inc. d/b/a Computershare Fund Services may be paid for the solicitation of proxies by telephone on behalf of the Selling Funds at a cost of approximately $10,000.

                                 OTHER BUSINESS

The PNC Fund Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

All shareholder inquiries may be addressed by calling the PNC Funds toll-free at 1-800-551-2145. Copies of the most recent Annual and Semi-Annual Reports of the Selling Funds and Acquiring Funds, respectively, may be obtained by calling the PNC Funds toll-free at 1-800-551-2145 or writing to the PNC Funds at P.O. Box 9770, Providence, RI 02940-9795 or by calling the Allegiant Funds toll-free at 1-800-622-FUND (3863) or writing to the Allegiant Funds at 760 Moore Road, King of Prussia, Pennsylvania 19406.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE USING THE METHODS DESCRIBED ON THE ENCLOSED PROXY CARDS.

THE BOARD OF DIRECTORS OF THE PNC FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION AND FOR APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT.

                                                                       EXHIBIT A

                              AGREEMENT AND PLAN OF

                                 REORGANIZATION

                                 BY AND BETWEEN

                                 ALLEGIANT FUNDS

                                       AND

                                 PNC FUNDS, INC.

                              DATED AUGUST 13, 2009

                               TABLE OF CONTENTS

                                                                                                  PAGE
                                                                                                  ----
ARTICLE I.       TRANSFER OF ASSETS OF SELLING FUNDS...........................................     1
ARTICLE II.      LIQUIDATING DISTRIBUTIONS AND TERMINATION OF THE SELLING FUNDS................     5
ARTICLE III.     VALUATION TIME................................................................     6
ARTICLE IV.      CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE ACQUIRED COMPANY....     6
ARTICLE V.       CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE ACQUIRING COMPANY...     9
ARTICLE VI.      CERTAIN REPRESENTATIVES, WARRANTIES AND AGREEMENTS OF PNC.....................    11
ARTICLE VII.     SHAREHOLDER ACTION ON BEHALF OF THE ACQUIRED COMPANY..........................    11
ARTICLE VIII.    N-14 REGISTRATION STATEMENT AND PROXY SOLICITATION MATERIALS..................    12
ARTICLE IX.      EFFECTIVE TIME OF THE REORGANIZATION; CLOSING.................................    13
ARTICLE X.       ACQUIRING COMPANY CONDITIONS..................................................    14
ARTICLE XI.      ACQUIRED COMPANY CONDITIONS...................................................    17
ARTICLE XII.     TAX DOCUMENTS.................................................................    19
ARTICLE XIII.    FINDER'S FEES.................................................................    19
ARTICLE XIV.     ANNOUNCEMENTS.................................................................    19
ARTICLE XV.      FURTHER ASSURANCES............................................................    19
ARTICLE XVI.     TERMINATION OF REPRESENTATIONS AND WARRANTIES.................................    19
ARTICLE XVII.    TERMINATION OF AGREEMENT......................................................    20
ARTICLE XVIII.   AMENDMENT AND WAIVER..........................................................    20
ARTICLE XIX.     GOVERNING LAW.................................................................    20
ARTICLE XX.      SUCCESSORS AND ASSIGNS........................................................    20
ARTICLE XXI.     BENEFICIARIES.................................................................    20
ARTICLE XXII.    ACQUIRING COMPANY LIABILITY...................................................    21
ARTICLE XXIII.   INDEMNIFICATION...............................................................    21
ARTICLE XXIV.    DIRECTOR INSURANCE............................................................    23
ARTICLE XXV.     DIRECTOR INDEMNIFICATION......................................................    23

                               TABLE OF CONTENTS
                                  (continued)

                                                                                                  PAGE
                                                                                                  ----
ARTICLE XXVI.    DIRECTOR AND TRUSTEE SEVERANCE PAYMENTS.......................................    23
ARTICLE XXVII.   TRUSTEE DESIGNATION...........................................................    24
ARTICLE XXVIII.  NOTICES.......................................................................    24
ARTICLE XXIX.    EXPENSES......................................................................    24
ARTICLE XXX.     THE ENTIRE AGREEMENT..........................................................    25
ARTICLE XXXI.    COUNTERPARTS..................................................................    25
ARTICLE XXXII.   FAILURE OF ONE FUND TO CONSUMMATE THE REORGANIZATION..........................    25

                      AGREEMENT AND PLAN OF REORGANIZATION

     This AGREEMENT AND PLAN OF REORGANIZATION dated as of August 13, 2009 ("Agreement") is among ALLEGIANT FUNDS, a Massachusetts business trust ("Acquiring Company"), on behalf of each series thereof identified herein as a Buying Fund (each a "Buying Fund"), PNC FUNDS, INC. ("Acquired Company"), a Maryland Corporation, on behalf of each series thereof identified herein as a Selling Fund (each a "Selling Fund"), and The PNC Financial Services Group, Inc. ("PNC"), a Pennsylvania corporation and its successors and assigns, an affiliate of Allegiant Asset Management Company, a Michigan Corporation, ("Allegiant"), solely for purposes of Articles VI, XXIV, XXVI and XXIX of this Agreement.

     This Agreement shall be treated for all purposes as if each reorganization between a Selling Fund and its corresponding Buying Fund contemplated hereby had been the subject of a separate agreement.

     WHEREAS, the Acquiring Company and the Acquired Company are each registered investment companies classified as management companies of the open-end type;

     WHEREAS, the parties desire that assets and liabilities of Acquired Company's Selling Funds be acquired and assumed by certain of Acquiring Company's Buying Funds in exchange for an aggregate value of newly issued shares of beneficial interest of the Buying Funds' A Shares, C Shares or I Shares, as applicable, which shall thereafter be distributed by Acquired Company to the holders of the Selling Funds' A Shares, C Shares or Institutional Shares, as applicable, in liquidation and dissolution of the Selling Funds, all as described in this Agreement (the "Reorganization");

     WHEREAS, the Reorganization with respect to Acquired Company's Selling Funds shall occur at the Effective Time of the Reorganization and Closing (as defined in Article IX);

     WHEREAS, the Reorganization is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations thereunder; and

     NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I. TRANSFER OF ASSETS OF SELLING FUNDS.

     1.01 (a)  At the Effective Time of the Reorganization (as defined in
               Article IX) with respect to each of the Selling Funds, all property of every description, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights and choses in action in respect of the Selling Funds, all other intangible property and assets free and clear of all liens and encumbrances, other than cash in an amount necessary to pay any unpaid dividends and distributions as provided in Paragraph (g) of Article IV (such assets, the "Acquired Assets") shall be transferred and conveyed by the Acquired Company on behalf of each one of its Selling Funds as set forth in Section 1.02, to Acquiring Company and shall be accepted by Acquiring Company on behalf of such Buying Fund. Acquiring Company, on behalf of such Buying Fund, shall assume all liabilities whether accrued, absolute, contingent or otherwise, of the Acquired Company, on behalf of each such Selling Fund (the "Acquired Liabilities"), so that at and after the Effective Time of the Reorganization with respect to such Selling Fund: (i) all Acquired Assets shall become and be the assets of its Buying Fund; and (ii) all Acquired Liabilities shall attach to its Buying Fund and may thereafter be enforced against such Buying Fund as if the same had been incurred by it. Without limiting the generality of the foregoing, the Acquired Assets shall include all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned by a Selling Fund, and (subject to Section 1.01(b)) any deferred or prepaid expenses shown as an asset on a Selling Fund's books, at the Effective Time of the Reorganization of such Selling Fund, and all goodwill, all other intangible property and all books and records belonging to a Selling Fund. Recourse by any person for the Acquired Liabilities assumed by a Buying Fund shall, at and after the Effective Time of the Reorganization of such Selling Fund, be limited to such Buying Fund.

     (b) Prior to the Effective Time of the Reorganization, each Selling Fund will endeavor to discharge all of its liabilities and obligations that are or will become due prior to the Closing.

     1.02 The assets of each Selling Fund shall be acquired by the Buying Fund identified below opposite its name, and the holders of each class of shares of such Selling Fund shall receive the class of shares of beneficial interest of the Buying Fund identified below opposite the name of such class. Selling Funds which shall be acquired by newly registered Buying Funds (known as the "Buying Shell Funds") are referred to below as the Selling Continuing Funds.


       ACQUIRED COMPANY'S SELLING FUNDS           ACQUIRING COMPANY'S BUYING
              AND CLASSES                             FUNDS AND CLASSES
-------------------------------------------   ----------------------------------
PNC PRIME MONEY MARKET FUND                    ALLEGIANT MONEY MARKET FUND
   A Shares                                       A Shares
   C Shares                                       A Shares
   Institutional Shares                           I Shares


       ACQUIRED COMPANY'S SELLING FUNDS           ACQUIRING COMPANY'S BUYING
              AND CLASSES                             FUNDS AND CLASSES
-------------------------------------------   -------------------------------------------
PNC GOVERNMENT MONEY MARKET FUND              ALLEGIANT GOVERNMENT MONEY MARKET FUND
   A Shares                                      A Shares
   C Shares                                      A Shares
   Institutional Shares                          I Shares
PNC TAX-EXEMPT MONEY MARKET FUND              ALLEGIANT TAX EXEMPT MONEY MARKET FUND
   A Shares                                      A Shares
   C Shares                                      A Shares
   Institutional Shares                          I Shares
PNC LIMITED MATURITY BOND FUND                ALLEGIANT LIMITED MATURITY BOND FUND
   A Shares                                      A Shares
   C Shares                                      C Shares
   Institutional Shares                          I Shares
PNC TOTAL RETURN BOND FUND                    ALLEGIANT TOTAL RETURN ADVANTAGE FUND
   A Shares                                      A Shares
   C Shares                                      C Shares
   Institutional Shares                          I Shares
PNC NATIONAL TAX-EXEMPT BOND FUND             ALLEGIANT INTERMEDIATE TAX-EXEMPT BOND FUND
   A Shares                                      A Shares
   C Shares                                      C Shares
   Institutional Shares                          I Shares
PNC CAPITAL OPPORTUNITIES FUND                ALLEGIANT SMALL CAP CORE FUND
   A Shares                                      A Shares
   C Shares                                      C Shares
   Institutional Shares                          I Shares
PNC INTERNATIONAL EQUITY FUND                  ALLEGIANT INTERNATIONAL EQUITY FUND
   A Shares                                      A Shares
   C Shares                                      C Shares
   Institutional Shares                          I Shares


ACQUIRED COMPANY'S SELLING CONTINUING FUNDS                 ACQUIRING COMPANY'S BUYING
AND CLASSES                                                SHELL FUNDS AND CLASSES
------------------------------------------       ------------------------------------------
PNC TAX-EXEMPT LIMITED MATURITY BOND FUND        ALLEGIANT TAX-EXEMPT LIMITED MATURITY BOND FUND
   A Shares                                          A Shares
   C Shares                                          C Shares
   Institutional Shares                              I Shares
PNC MARYLAND TAX-EXEMPT BOND FUND                ALLEGIANT MARYLAND TAX-EXEMPT BOND FUND
   A Shares                                          A Shares
   C Shares                                          C Shares
   Institutional Shares                              I Shares
PNC DIVERSIFIED REAL ESTATE FUND                 ALLEGIANT DIVERSIFIED REAL ESTATE FUND
   A Shares                                          A Shares
   C Shares                                          C Shares
   Institutional Shares                              I Shares

     1.03 In exchange for the transfer of the Acquired Assets and the assumption of the Acquired Liabilities, the Acquiring Company shall simultaneously issue at the applicable Effective Time of the Reorganization to each Selling Fund a number of full and fractional shares, to the third decimal place, of the Buying Fund specified in Section 1.02 and of the class or classes identified in Section 1.02, all determined and adjusted as provided in this Agreement (together, the "Acquiring Company Shares"). For each class of shares, the shares of the Buying Funds so issued will have an aggregate net asset value equal to the value of the Acquired Assets, net of the Acquired Liabilities, that are represented by the class of shares of the Selling Fund, the holders of which shall receive such class of shares of the Buying Fund, as specified in Section 1.02, all determined and adjusted as provided in this Agreement.

     1.04 The net asset value of each class of shares of the Buying Funds and the net asset value of each class of shares of the Selling Funds shall be determined as of the applicable Valuation Time with respect to each Selling Fund specified in Article III.

     1.05 The net asset value of each class of shares of each Buying Fund shall be computed in the manner set forth in such Buying Fund's then current prospectuses under the Securities Act of 1933, as amended (the "1933 Act"). The net asset value of the Acquired Assets to be transferred by the Selling Funds shall be computed by the Selling Funds and shall be subject to adjustment by an amount, if any, agreed to by the Acquiring Company and the Acquired Company. In determining the value of the securities transferred by the Selling Funds to the Buying Funds, each security shall be priced in accordance with the policies and procedures of the Acquiring Company described in its then current prospectuses and statements of additional information and adopted by Acquiring Company's Board of Trustees. Price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquiring Company.

     The value of the Acquired Assets of the Selling Funds Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund (each a "Selling Funds Money Market Fund") and the value of the shares of the corresponding Buying Fund for purposes of sales and redemptions shall be based on the amortized cost valuation procedures that have been adopted by the Board of Directors of the Acquired Company and the Board of Trustees of the Acquiring Company, respectively. Any provision in this Agreement to the contrary notwithstanding, if the difference between the per share net asset value of a Selling Funds Money Market Fund and its corresponding Buying Fund equals or exceeds $.0025 at the applicable Valuation Time, as computed by using such market values in accordance with the policies and procedures established by the Acquiring Company (or as otherwise mutually determined by the Board of Directors of the Acquired Company and the Board of Trustees of the Acquiring Company), the Board of Trustees of the Acquiring Company shall have the right to postpone the applicable Valuation Time and the applicable Effective Time of the Reorganization with respect to the Selling Funds Money Market Funds until such time as the per share difference is less than $.0025.

ARTICLE II. LIQUIDATING DISTRIBUTIONS AND TERMINATION OF THE SELLING FUNDS. Immediately after the Effective Time of the Reorganization with respect to each Selling Fund, such Selling Fund shall distribute in complete liquidation pro rata to the record holders of each class of its shares at the applicable Effective Time of the Reorganization the shares of the class of the Buying Fund identified in Section 1.02 to be received by the record holders of such class of such Buying Fund. In addition, each shareholder of record of a Selling Fund shall have the right to receive any unpaid dividends or other distributions which were declared before the applicable Effective Time of the Reorganization with respect to the shares of a Selling Fund that are held by the shareholder at the applicable Effective Time of the Reorganization. In accordance with instructions it receives from the Acquired Company, the Acquiring Company shall record on its books the ownership of each class of shares of each Buying Fund by the record holders of the class of shares of the Selling Fund identified in
Section 1.02. All of the issued and outstanding shares of each class of each Selling Fund shall be redeemed and canceled on the books of the Acquired Company at the Effective Time of the Reorganization of such Selling Fund and shall thereafter represent only the right to receive the class of shares of the Buying Fund identified in Section 1.02, and any dividends and distributions declared pursuant to Paragraph (g) of Article IV, and the Acquired Company's transfer books shall be closed permanently. As soon as practicable after the Effective Time of the Reorganization, the Acquired Company shall make all filings, including but not limited to regulatory reports, tax returns or other documents, and take all other steps as shall be necessary and proper to effect its complete dissolution, and shall file an application pursuant to Section 8(f) of the Investment Company Act of 1940 (the "1940 Act") for an order declaring that it has ceased to be an investment company and any and all documents that may be necessary to terminate its existence under state law. After the Effective Time of the Reorganization, the Acquired Company shall not conduct any business except in connection with its liquidation, dissolution and deregistration.

ARTICLE III. VALUATION TIME. Subject to Section 1.05 hereof, the Valuation Time for the Reorganization shall be 4:00 P.M., Eastern Time, on the business day (any day that the New York Stock Exchange is opened for business, "Business Day") preceding the Effective Time of the Reorganization and Closing, or such other time and on such date as may be agreed in writing by the duly authorized officers of both parties hereto.

ARTICLE IV. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE ACQUIRED COMPANY. Acquired Company, on behalf of itself and each Selling Fund, represents and warrants to, and covenants to, the Acquiring Company, which representations, warranties and covenants will be true and correct on the date hereof and at the Effective Time of the Reorganization as though made and as of the Effective Time of the Reorganization, as follows:

          (a) It is a Maryland Corporation duly created pursuant to its Charter for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of, and duly authorized to transact business in, the State of Maryland. It is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

          (b) It has power to own all of its properties and assets and, subject to the approvals of shareholders referred to herein, to carry out and consummate the transactions contemplated hereby, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

          (c) This Agreement has been duly authorized, executed and delivered by the Acquired Company, and represents the Acquired Company's valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate Acquired Company's Charter or bylaws or any agreement or arrangement to which it is a party or by which it is bound.

          (d) Each Selling Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of Title A, Chapter 1, of the Code, as of and since its first taxable year; has been a regulated investment company under such Part at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a regulated investment company until the Effective Time of the Reorganization with respect to such Selling Fund.

          (e) All federal, state, local and foreign income, profits, franchise, sales, withholding, customs, transfer and other taxes, including interest, additions to tax and penalties (collectively, "Taxes") relating to the Acquired Assets due or properly shown to be due on any return filed by any Selling Fund with respect to taxable periods ending on or prior to, and the portion of any interim period up to, the date hereof have been fully and timely paid or provided for; all returns related thereto that the Selling Funds were required to file were properly filed on a timely basis and were complete and accurate in all material respects; the Selling Funds have not waived or executed any applicable statute of limitations relating to the assessment or collection of Taxes; the tax bases of the Acquired Assets are accurately reflected on the Selling Funds' books and records; and there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the Acquired Assets.

          (f)  The financial statements of each Selling Fund listed in Section
               1.02 for the fiscal year ended May 31, 2009, audited by Deloitte & Touche LLP, copies of which have been previously furnished to the Acquiring Company, present fairly the financial position of each Selling Fund as of the date indicated and the results of its operations for the year and period then ended as of such date, in conformity with generally accepted accounting principles. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of a Selling Fund has been disclosed or is required to be disclosed in the Selling Funds' reports on Form N-CSR, and no such deficiency, weakness, fraud, change, event or other factor exists respecting the Selling Funds that will be required to be disclosed in the Buying Funds' Form N-CSR after the Effective Time of the Reorganization.

          (g) Prior to the Valuation Time applicable to the Selling Funds, each of the Selling Funds shall have declared a dividend or dividends, with a record date and ex-dividend date prior to or as of such Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment company income, if any, for the taxable periods or years ended on or before December 31, 2009 and for the period from said date to and including the Effective Time of the Reorganization applicable to the Selling Funds (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in taxable periods or years ended on or before December 31, 2009 and in the period from said date to and including the Effective Time of the Reorganization.

          (h) At both the Valuation Time and the Effective Time of the Reorganization with respect to each Selling Fund, there shall be no known liabilities of such Selling Fund, whether accrued, absolute, contingent or otherwise, not reflected in the net asset values per share of its outstanding classes of shares.

          (i) There are no legal, administrative or other proceedings pending or, to its knowledge, threatened against the Acquired Company or a Selling Fund which could result in liability on the part of the Acquired Company or a Selling Fund.

          (j) Subject to the approvals of shareholders referred to herein, at both the Valuation Time and the Effective Time of the Reorganization, each Selling Fund shall have full right, power and authority to sell, assign, transfer and deliver the Acquired Assets of such Selling Fund and, upon delivery and payment for the Acquired Assets as contemplated herein, a Buying Fund shall acquire good and marketable title thereto, free and clear of all liens and encumbrances, and subject to no restrictions on the ownership or transfer thereof (except as imposed by federal or state securities laws).

          (k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Company of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act "), the 1940 Act, the rules and regulations under each of those Acts, and state securities laws.

          (l) With respect to materials and information provided by the Acquired Company, the registration statement filed by the Acquiring Company on Form N-14 relating to the shares of the Buying Funds that will be registered with the SEC pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Selling Funds and the prospectuses of Buying Funds with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or to the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein and at each Effective Time of the
               Reorganization: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

          (m) All of the issued and outstanding shares of each class of each Selling Fund have been duly and validly issued, are fully paid and non-assessable, and were offered for sale and sold in conformity with all applicable federal and state securities laws, and no shareholder of a Selling Fund has any preemptive right of subscription or purchase in respect of such shares.

          (n) The Selling Funds shall not sell or otherwise dispose of any shares of the Buying Fund to be received in the transactions contemplated herein, except in distribution to its shareholders as contemplated herein.

          (o) The Selling Funds' securities lending program shall be closed-out and all related matters shall be settled at the time of the Closing.

ARTICLE V. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE ACQUIRING COMPANY. The Acquiring Company, on behalf of itself and each Buying Fund, represents and warrants to, and covenants to, the Acquired Company, which representations, warranties and covenants will be true and correct on the date hereof and at the Effective Time of the Reorganization as though made and as of the Effective Time of the Reorganization, as follows:

          (a) At the date of this Agreement, it is a Massachusetts business trust duly created pursuant to its Declaration of Trust, as amended, for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of, and duly authorized to transact business in, the Commonwealth of Massachusetts. At the Effective Time of the Reorganization, it is expected that it will be a Delaware statutory trust duly created pursuant to its Declaration of Trust for the purpose of acting as a management investment company under the 1940 Act and will be validly existing under the laws of, and duly authorized to transact business in, the State of Delaware. It is registered with the SEC as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

          (b) It has power to own all of its properties and assets and to carry out and consummate the transactions contemplated herein, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

          (c) This Agreement has been duly authorized, executed and delivered by the Acquiring Company, and represents Acquiring Company's valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate the Acquiring Company's Declaration of Trust or Code of

               Regulations or any agreement or arrangement to which it is a party or by which it is bound.

          (d) Each Buying Fund has elected or will elect to qualify, and each of the Buying Funds listed in Section 1.02 has qualified, as a regulated investment company under Part I of Subchapter M of Title A, Chapter 1, of the Code, as of and since its first taxable year; each of the Buying Funds listed in Section 1.02 has been a regulated investment company under such Part at all times since the end of its first taxable year when it so qualified; qualifies and shall continue to qualify as a regulated investment company until the Effective Time of the Reorganization and intends to continue to qualify as a regulated investment company.

          (e)  The financial statements of each of the Buying Funds listed in
               Section 1.02 for the fiscal year ended May 31, 2009, audited by Deloitte & Touche LLP, copies of which have been previously furnished to the Acquired Company, present fairly the financial position of each such Buying Fund as of the date indicated and the results of its operations for the year and period ended as of such date, in conformity with generally accepted accounting principles. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of a Buying Fund has been disclosed or is required to be disclosed in the Buying Funds' reports on Form N-CSR and no deficiency, weakness, fraud, change, event or other factor exists respecting the Buying Funds that will be required to be disclosed in the Buying Funds' Form N-CSR after the Effective Time of the Reorganization.

          (f) At both the Valuation Time and the Effective Time of the Reorganization with respect to each Buying Fund, there shall be no known liabilities of such Buying Fund, whether accrued, absolute, contingent or otherwise, not reflected in the net asset values per share of its outstanding classes to be issued pursuant to this Agreement.

          (g) There are no legal, administrative or other proceedings pending or, to its knowledge, threatened against the Acquiring Company or a Buying Fund which could result in liability on the part of the Acquiring Company or a Buying Fund.

          (h) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Company of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts, and state securities laws.

          (i) The N-14 Registration Statement on its effective date, at the time of any shareholders' meetings referred to herein and at the Effective Time of the

               Reorganization, except with respect to information and materials provided by the Acquired Company: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

          (j) The shares of each class of each Buying Fund to be issued and delivered to a Selling Fund for the account of record holders of shares of a Selling Fund, pursuant to the terms hereof, shall have been duly authorized as of the Effective Time of the Reorganization applicable to such Buying Fund and, when so issued and delivered, shall be registered under the 1933 Act and under applicable state securities laws, duly and validly issued, fully paid and non-assessable, and no shareholder of a Buying Fund shall have any preemptive right of subscription or purchase in respect thereto.

ARTICLE VI. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF PNC. PNC represents and warrants to, and covenants to, which representations, warranties and covenants will be true and correct on the date hereof and at the Effective Time of the Reorganization as though made and as of the Effective Time of the Reorganization, as follows;

          (a) It is a Pennsylvania Corporation duly created pursuant to its Articles of Incorporation, as amended and supplemented and is validly existing under the laws of, and duly authorized to transact business in, the Commonwealth of Pennsylvania.

          (b) It has power to own all of its properties and assets and, subject to the approvals of shareholders referred to herein, to carry out and consummate the transactions contemplated hereby, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

          (c) This Agreement has been duly authorized, executed and delivered by PNC, and represents PNC's valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate PNC's Articles of Incorporation or by-laws or any agreement or arrangement to which it is a party or by which it is bound.

ARTICLE VII. SHAREHOLDER ACTION ON BEHALF OF THE ACQUIRED COMPANY.

     7.01 As soon as practicable after the effective date of the N-14 Registration Statement, but in any event prior to the Effective Time of the Reorganization applicable to each Selling Fund and as a condition to the Reorganization, the Board of Directors of the Acquired Company shall call, and the Acquired Company shall hold, a meeting of the shareholders of the Selling Funds for the purpose of considering and voting upon:

          (a) Approval of this Agreement and the transactions contemplated hereby, including, without limitation:

               (i) The transfer of the Acquired Assets belonging to each Selling Fund to a Buying Fund, and the assumption by such Buying Fund of the Acquired Liabilities of such Selling Fund, in exchange for a class or classes of shares of a Buying Fund, as set forth in Section 1.02.

               (ii) The liquidation of each Selling Fund through the
                    distribution to its record holders of shares of the class or classes of shares of a Buying Fund as described in this Agreement.

          (b) Such other matters as may be determined by the Board of Directors or authorized officers of the parties.

     7.02 Approval of this Reorganization Agreement by the shareholders of the Selling Funds shall constitute the waiver of the application of any fundamental policy of such Selling Funds that might be deemed to prevent them from taking the actions necessary to effectuate the Reorganization as described, and such policies, if any, shall be deemed to have been amended accordingly.

ARTICLE VIII. N-14 REGISTRATION STATEMENT AND PROXY SOLICITATION MATERIALS. The Acquiring Company shall prepare and file the N-14 Registration Statement under the 1933 Act, and Acquired Company shall file the combined prospectus/proxy statement contained therein under the 1934 Act and 1940 Act proxy rules, with the SEC as promptly as practicable. Each of the Acquiring Company and the Acquired Company has cooperated and shall continue to cooperate with the other, and has furnished and shall continue to furnish the other with the information relating to itself that is required by the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts, and state securities laws, to be included in the N-14 Registration Statement.

ARTICLE IX. EFFECTIVE TIME OF THE REORGANIZATION; CLOSING.

     9.01 Delivery of the Acquired Assets of each Selling Fund and the shares of the classes of its Buying Fund to be issued pursuant to Article I and the liquidation of each Selling Fund's Shares pursuant to Article II shall occur at the opening of business on the next Business Day following the Valuation Time applicable to such Selling Fund (the "Effective Time of the Reorganization"), or on such other date, and at such place and time, as may be determined by the President or any Vice President of each party hereto, and together with related acts necessary to consummate the same as of the Effective Time of the Reorganization (the "Closing"). The Effective Time of the Reorganization for the Selling Continuing Funds shall be at least five Business Days after the Selling Funds Effective Time of the Reorganization. To the extent any Acquired Assets are, for any reason, not transferred at the applicable Closing, the Acquired Company shall cause such Acquired Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

     9.02 All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing date unless otherwise provided.

     9.03 In the event that on the Valuation Date: (i) any of the primary markets for securities held by the Buying Funds or the Selling Funds is closed to trading or (ii) trading thereon is restricted; or (iii) trading or the reporting of trading on said markets or elsewhere is disrupted so that accurate appraisal of the value of the net assets of the Buying Funds or the Selling Funds is impracticable, the Closing shall be postponed until the first Business Day after the day when trading shall have been fully resumed and reporting shall have been restored.

     9.04 The Acquired Company shall cause Fifth Third Bank, as custodian for the Acquired Company (the "Custodian"), to deliver to the Acquiring Company at the Closing a certificate of an authorized officer stating that: (a) the Acquired Company's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Company on the Closing date; and
(b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Company.

     9.05 The Acquired Company shall cause PNC Global Investment Services, Inc. ("PNC-GIS"), as transfer agent for the Acquired Company to deliver to the Acquiring Company at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of all the Acquired Company shareholders, and the number of outstanding common shares owned by each such shareholder immediately prior to the Closing. The Acquiring Company shall issue and deliver or cause PNC-GIS, its transfer agent, to issue and deliver to the Acquired Company a confirmation evidencing the Acquiring Company Shares credited on the Closing date to the Secretary of the Acquired Company or provide evidence satisfactory to the Acquired Company that such Acquiring Company Shares have been credited to the accounts of the Selling Funds on the books of the Acquiring Company.

     9.06 At the Closing, each party shall deliver to the other such bills of sale, checks assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

ARTICLE X. ACQUIRING COMPANY CONDITIONS. The obligations of the Acquiring Company hereunder with respect to each Buying Fund shall be subject to the following conditions precedent:

          (a) This Agreement and the transactions contemplated by this Agreement shall have been approved by the shareholders of each Selling Fund, in the manner required by law.

          (b) With respect to each Selling Fund, the Acquired Company's Board of Directors, including a majority of Directors who are not "interested persons" as defined under the 1940 Act, has determined that the transactions contemplated by this Agreement are in the best interests of each Selling Fund and that the interests of the existing shareholders of each Selling Fund would not be diluted as a result of such transactions.

          (c) The Acquired Company shall have duly executed and delivered to the Acquiring Company such bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as may be necessary or desirable to transfer all right, title and interest of the Selling Funds in and to the Acquired Assets of such Selling Fund. The Acquired Assets shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

          (d) All representations and warranties of the Acquired Company made in this Agreement shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time of the Reorganization. As of the Valuation Time and the Effective Time of the Reorganization applicable to each Selling Fund, there shall have been no material adverse change in the financial position of a Selling Fund since May 31, 2009 other than those changes incurred in the ordinary course of business as an investment company. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

          (e) The Acquiring Company shall have received an opinion of Kramer Levin Naftalis & Frankel LLP addressed to the Acquiring Company in form reasonably satisfactory to it and dated the Closing date applicable to each Selling Fund, substantially to the effect that: (i) the Acquired Company is a Maryland Corporation duly organized and validly existing under the laws of the State of Maryland; (ii) the shares of the Acquired Company outstanding at such time are duly authorized, validly issued, fully paid and non-assessable by the Acquired Company, and to such counsel's knowledge, no shareholder of the Acquired Company has any option, warrant or pre-emptive right to subscription or purchase in respect thereof; (iii) this Agreement and the Transfer Documents have been duly authorized, executed and delivered by the Acquired Company and represent legal, valid and binding contracts, enforceable in accordance with their terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Charter or bylaws of the Acquired Company or any material agreement known to such counsel to which Acquired Company is a party or by which Acquired Company is bound; and (v) to such counsel's knowledge, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquired Company of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts, and such as may be required under the state securities laws. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to the Acquiring Company.

          (f) Acquiring Company shall have received an opinion of Drinker Biddle & Reath LLP, addressed to Acquiring Company and Acquired Company in the form reasonably satisfactory to them and dated the Closing date, to the effect that, based upon certain facts, qualifications, representations and assumptions satisfactory to Acquiring Company and Acquired Company, for Federal income tax purposes:

               (i) The acquisition by each Buying Fund of the Acquired Assets of the corresponding Selling Fund in exchange for the Buying Fund's assumption of the Acquired Liabilities of the Selling Fund and issuance of the shares of the Buying Fund, followed by the distribution by the Selling Fund of those shares to the shareholders of the Selling Fund in exchange for their shares of the Selling Fund will constitute a reorganization within the meaning of section 368(a) of the Code, and the Selling Fund and Buying Fund will each be "a party to a reorganization" within the meaning of section 368(b) of the Code;

               (ii) Each Selling Fund will recognize no gain or loss (a) upon the transfer of its assets to the corresponding Buying Fund in exchange for the shares of such Fund and the Buying Fund's assumption of the Acquired Liabilities of the Selling Fund, and (b) upon the distribution of those shares to the shareholders of the Selling Fund;

               (iii) Each Buying Fund will recognize no gain or loss upon the receipt of Acquired Assets in exchange for shares of the Buying Fund and the assumption of Acquired Liabilities;

               (iv) The tax basis in the hands of each Buying Fund of each asset of the corresponding Selling Fund transferred to the Buying Fund in the Reorganization will be the same as the tax basis of that asset in the hands of the Selling Fund immediately before the transfer;

               (v) The holding period of each asset of each Selling Fund in the hands of the corresponding Buying Fund will include the period during which that asset was held by the Selling Fund;

               (vi) The shareholders of each Selling Fund will recognize no gain or loss upon the exchange of all of their shares of the Selling Fund for the shares of the corresponding Buying Fund;

               (vii) The aggregate tax basis of the shares of each Buying Fund received by each shareholder of the corresponding Selling Fund will equal the aggregate tax basis of the shares of the Selling Fund surrendered in exchange therefor;

               (viii) The holding periods of the shares of each Buying Fund received by each shareholder of the corresponding Selling Fund will include the holding periods of the shares of the Selling Fund surrendered in exchange therefor, provided that those shares of the Selling Fund are held by that shareholder as capital assets on the date of the exchange; and

               (ix) Each Buying Fund will succeed to and take into account the tax attributes of the corresponding Selling Fund described in section 381(c) of the Code, subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

          (g) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act or instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

          (h) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Company or the Acquiring Company, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement.

          (i) The President of the Acquired Company shall have certified that the Acquired Company has performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Time and the Effective Time of the Reorganization.

          (j) The Acquired Company shall have delivered or caused to be delivered to the Acquiring Company each account, book, record or other document of Acquired Company applicable to such Acquired Company which is required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder (regardless of what person possesses the same). Acquired Company has instructed its service contractors to provide Acquiring Company upon request with access to and copies of all documents belonging to the Acquired Company.

ARTICLE XI. ACQUIRED COMPANY CONDITIONS. The obligations of the Acquired Company hereunder with respect to each Selling Fund shall be subject to the following conditions precedent:

          (a) This Agreement and the transactions contemplated by this Agreement shall have been approved by the shareholders of each Selling Fund, in the manner required by law.

          (b) With respect to each Buying Fund, the Acquiring Company Board of Trustees, including a majority of Trustees who are not "interested persons" as defined under the 1940 Act, has determined that the transactions contemplated by this Agreement are in the best interests of each Buying Fund and that the interests of the existing shareholders of each Buying Fund would not be diluted as a result of such transactions.

          (c) All consents, orders, permits, and exemptions of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities) reasonably deemed necessary by the Acquired Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained.

          (d) All representations and warranties of the Acquiring Company made in this Agreement shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time of the Reorganization. As of the Valuation Time and the Effective Time of the Reorganization applicable to each Selling Fund, there shall have been no material adverse change in the financial condition of its Buying Fund since May 31, 2009 other than those changes incurred in the ordinary course of business as an investment company. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

          (e) Acquired Company shall have received an opinion of Drinker Biddle & Reath LLP, addressed to Acquired Company in form reasonably satisfactory to it and dated the Closing date applicable to the Acquiring Company, substantially to the effect that: (i) Acquiring Company is a Massachusetts business trust or Delaware statutory trust, as the case may be, duly organized and validly existing under the laws of the Commonwealth of Massachusetts or a Delaware statutory trust, as the case may be, and is qualified to do business and in good standing in each state in which such qualification is required; (ii) the shares of each class of each Buying Fund to be delivered at such time to a Selling Fund as provided for by this Agreement are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by such Buying Fund and to such counsel's knowledge, no shareholder of a Selling Fund has any option, warrant or pre-emptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly authorized, executed and delivered by the Acquiring Company and represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or Code of Regulations of the Acquiring Company, or any material agreement known to such counsel to which Acquiring Company is a party or by which Acquiring Company is bound; and (v) to such counsel's knowledge no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquiring Company of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts, and such as may be required under the state securities laws. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to the Acquired Company.

          (f) The Acquired Company shall have received an opinion of Drinker Biddle & Reath LLP, addressed to Acquiring Company and the Acquired Company in the form reasonably satisfactory to them and dated the Closing date applicable to each Selling Fund, with respect to the matters specified in Paragraph (f) of Article X.

          (g) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted, or to the knowledge of the Acquired Company or the Acquiring Company, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement.

          (h) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act or instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

          (i) The President of the Acquiring Company shall have certified that the Acquiring Company has performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Time and the Effective Time of the Reorganization.

ARTICLE XII. TAX DOCUMENTS. The Acquired Company shall deliver to the Acquiring Company at the Closing confirmations or other adequate evidence as to the adjusted tax basis in the hands of each Selling Fund of the Acquired Assets then delivered to the Acquiring Company in accordance with the terms of this Agreement.

ARTICLE XIII. FINDER'S FEES. Each party represents and warrants to each of the other parties hereto that there is no person who is entitled to any finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

ARTICLE XIV. ANNOUNCEMENTS. Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein shall be at such time and in such manner as the parties shall agree; PROVIDED, that nothing herein shall prevent any party upon notice to the other parties from making such public announcements as such party's counsel may consider advisable in order to satisfy the party's legal and contractual obligations in such regard.

ARTICLE XV. FURTHER ASSURANCES. Subject to the terms and conditions herein provided, and any applicable laws, rules or regulations, each of the parties hereto shall use its best efforts to take, or cause to be taken, such action, to execute and deliver, or cause to be executed and delivered, such additional documents and instruments, and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable law to consummate and make effective the transactions contemplated by this Agreement.

ARTICLE XVI. TERMINATION OF REPRESENTATIONS AND WARRANTIES. The representations and warranties included or provided for herein, or to be delivered pursuant hereto, shall not survive the consummation of the transactions contemplated hereunder, other than Articles VI, XXIII, XXIV and XXV.

ARTICLE XVII. TERMINATION OF AGREEMENT.

     17.01 This Agreement may be terminated by a party at any time at or prior to the Closing by the Board of Trustees of the Acquiring Company or the Board of Directors of the Acquired Company, as provided below:

          (a) By the Acquiring Company if the conditions set forth in Article X are not satisfied as specified in said Article;

          (b) By the Acquired Company if the conditions set forth in Article XI are not satisfied as specified in said Article; or

          (c)  By the mutual consent of the parties.

     17.02 If a party terminates this Agreement as to any investment portfolio for any reason specified in Section 17.01 hereof, this Agreement will become null and void without any liability of either party or any of their investment portfolios to the other. If such termination is by the Acquiring Company pursuant to Section 17.01(a) as a result of a breach by the Acquired Company of any of its representations, warranties or covenants in this Agreement, or such termination is by the Acquired Company pursuant to Section 17.01(b) as a result of a breach by the Acquiring Company of any of its representations, warranties or covenants in this Agreement, there shall be no liability for damages on the part of the Acquired Company's Board of Directors or the Acquiring Company's Board of Trustees, in the absence of willful default of a party.

ARTICLE XVIII. AMENDMENT AND WAIVER. At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of the Selling Funds, (a) the parties hereto may, by written agreement authorized by their respective Board of Trustees or Board of Directors, or their respective Presidents, and with or without the approval of their shareholders, amend any of the provisions of this Agreement, and (b) either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the President or Vice President of the waiving party with or without the approval of such party's shareholders).

ARTICLE XIX. GOVERNING LAW. This Agreement and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, without giving effect to the conflicts of law principles otherwise applicable therein.

ARTICLE XX. SUCCESSORS AND ASSIGNS. This Agreement shall be binding upon the respective successors and permitted assigns of the parties hereto. This Agreement and the rights, obligations and liabilities hereunder may not be assigned by either party without the prior written consent of the other party.

ARTICLE XXI. BENEFICIARIES. Nothing contained in this Agreement shall be deemed to create rights in persons not parties hereto, other than (1) the successors and permitted assigns of the parties and (2) the Acquired Company's Board of Directors and Acquiring Company's Board of Trustees with respect to Articles XXIII, XXIV and XXV.

ARTICLE XXII. ACQUIRING COMPANY LIABILITY.

     22.01 The names "Allegiant Funds" and "Board of Trustees of Allegiant Funds" refer respectively to the trust created and the trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated January 28, 1986, as amended, which is hereby referred to and a copy of which is on file at the office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of the Acquiring Company. The obligations of the Acquiring Company entered into in the name or on behalf thereof by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of the Acquiring Company personally, but bind only the trust property, and all persons dealing with any portfolio of the Acquiring Company must look solely to the trust property belonging to such portfolio for the enforcement of any claims against the Acquiring Company.

     22.02 Both parties specifically acknowledge and agree that any liability of Acquiring Company under this Agreement with respect to a Buying Fund, or in connection with the transactions contemplated herein with respect to a Buying Fund, shall be discharged only out of the assets of that Buying Fund and that no other fund of the Acquiring Company shall be liable with respect thereto.

ARTICLE XXIII. INDEMNIFICATION.

     23.01 (a) Each Selling Fund will indemnify and hold harmless, out of its own assets and no others, the corresponding Buying Fund and the Acquiring Company's Trustees and officers (for purposes of this Section, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquired Company or any Selling Fund contained in the Form N-14 Registration Statement (only to the extent any untrue Statement or alleged untrue statement of a material fact has been provided by or reviewed by the Acquired Company's counsel, investment adviser, fund administrator or independent registered public accounting firm), any Selling Fund prospectus or related statement of additional information, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the Acquired Company or any Selling Fund required to be stated therein or necessary to make the statements relating to the Acquired Company or any Selling Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of the Acquired Company.

           (b) The Indemnified Parties will notify the Acquired Company in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section. The Acquired Company shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section, or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Company elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The obligation of each of the Selling Funds under this Section to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Selling Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section without the necessity of the Indemnified Parties' first paying the same.

     23.02 (a) Each Buying Fund will indemnify and hold harmless, out of its own assets and no others, the corresponding Selling Fund and the Acquired Company's Directors and officers (for purposes of this Section, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Company or any Buying Fund contained in the Form N-14 Registration Statement (only to the extent any untrue statement or alleged untrue statement of a material fact has been provided by or reviewed by the Acquiring Company's counsel, investment adviser, fund administrator or independent registered public accounting firm), any Buying Fund prospectus or related statement of additional information, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Acquiring Company or any Buying Fund required to be stated therein or necessary to make the statement relating to the Acquiring Company or any Buying Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of the Acquiring Company.

           (b) The Indemnified Parties will notify the Acquiring Company in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section. The Acquiring Company shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section, or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the Acquiring Company elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The obligation of each of the Buying Funds under this Section to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Selling Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section without the necessity of the Indemnified Parties' first paying the same.

ARTICLE XXIV. DIRECTOR INSURANCE. Subject to the consummation of the transactions at Closing as contemplated by this Agreement, PNC shall obtain, or cause to be obtained, and bear the expense of premiums for extended directors and officers' liability insurance ("tail D&O insurance") for the Trustees of the Acquiring Company who retire from its Board in contemplation of the transactions described in this Agreement and all members of the Board of Directors of the Acquired Company. The continuation of such tail D&O insurance shall commence at the Closing and shall terminate six years from such date. The tail D&O insurance shall have the same or at least comparable coverage, terms and conditions, such as coverage amounts, retention, deductible, exclusions and limits as the D&O insurance in force on behalf of the respective Board of Directors and Trustees, as the case may be, on the date of execution of this Agreement.

ARTICLE XXV. DIRECTOR INDEMNIFICATION. The Acquiring Company, on behalf of the Buying Funds, agrees that, for the period beginning at the Closing and ending six years thereafter, all rights to indemnification and all limitations of liability existing in favor of each of the members of the Acquired Company's Board of Directors, acting in their capacities as such, under the Acquired Company's Charter as in effect as of the date of this Agreement shall survive the Reorganization as obligations of the Acquiring Company, shall continue in full force and effect without any amendment thereto, and shall constitute rights which may be asserted against the Acquiring Company.

ARTICLE XXVI. DIRECTOR AND TRUSTEE SEVERANCE PAYMENTS. Subject to the consummation of the transactions at Closing as contemplated by this Agreement and the execution by each affected Director or Trustee of a reasonable Compensation and Insurance Agreement and General Release, PNC will pay each Director of the Acquired Company and each Trustee of the Acquiring Company who is not a member of the Acquiring Company Board following the Closing, severance pay in the total amount equal to the respective Director's or Trustee's annual retainer plus fees for in-person regular board meetings for one calendar year, payable in a lump sum immediately following the Closing or at such time as may be agreed upon by the parties and the affected Director[s] or Trustee[s].

ARTICLE XXVII. TRUSTEE DESIGNATION. The Acquiring Company agrees to permit the Acquired Company to designate up to three persons for appointment or nomination, as the case may be, for election to the Board of Trustees of the Acquiring Company and Allegiant Advantage Fund ("Advantage"), an affiliated registered investment company of the Acquiring Company. As of the date of the Closing, the Acquiring Company and Advantage shall represent and warrant that the Trustee designation satisfies any limitation imposed by the Acquiring Company's and Advantage's Agreement and Declaration of Trust, Amended and Restated Code of Regulations, governance policies and resolutions, the 1940 Act, or other applicable law (the "Designee"). The initial term of each Designee shall commence on the first business day immediately following the Closing.

ARTICLE XXVIII. NOTICES. All notices required or permitted herein shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier with confirmation, to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a nationally recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice at the address or telecopier number stated below or to such other address or telecopier number as may hereafter be furnished in writing by notice similarly given by one party to the other party hereto:


   IF TO ACQUIRING COMPANY:             IF TO ACQUIRED COMPANY:

   Kathleen T. Barr                     Jennifer Vollmer
   Allegiant Asset Management Company   The PNC Financial Services Group, Inc.
   200 Public Square, 5th Floor         1600 Market Street, 28th Floor
   Cleveland, OH 44114                  Philadelphia, PA 19103
   Fax Number: (216) 771-8490           Fax Number: (215) 585-8138

   With a copy to:                      With a copy to:

   Audrey C. Talley, Esq.               Susan Penry-Williams, Esq.
   Drinker Biddle & Reath LLP           Kramer, Levin, Naftalis & Frankel LLP
   One Logan Square                     1177 Avenue of the Americas
   18th and Cherry Streets              New York, NJ 10036
   Philadelphia, PA 19103-6996          Fax Number: (212) 715-8000
   Fax Number: (215) 988-2757


ARTICLE XXIX. EXPENSES. Each party represents to the other that its expenses incurred in connection with the Reorganization, including costs associated with the Acquired Company filing the application pursuant to Section 8(f) of the 1940 Act to deregister as an investment company and any documents necessary to terminate the Acquired Company's existence under State law, will be borne by PNC, PROVIDED, HOWEVER, that the Acquiring Company shall bear any filing fees under the 1933 Act and state securities laws in connection with its Acquiring Company Shares to be distributed to shareholders of the Selling Funds, PNC shall also bear any contractual termination fees incurred by the Acquired Company as a result of effecting the transactions contemplated by this Agreement.

ARTICLE XXX. THE ENTIRE AGREEMENT. This Agreement embodies the entire agreement and understanding of the parties hereto and supersedes any and all prior agreements, arrangements and understandings relating to matters provided for herein.

ARTICLE XXXI. COUNTERPARTS. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered shall be deemed to be an original, but all of which together shall constitute one and the same instrument.

ARTICLE XXXII. FAILURE OF ONE FUND TO CONSUMMATE THE REORGANIZATION. Subject to the conditions set forth in this Agreement, the failure of one Selling Fund to consummate the Reorganization contemplated hereby shall not affect the consummation or validity of the Reorganization with respect to any other Selling Fund, and the provisions of this Agreement shall be construed to effect this intent.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their duly authorized officers designated below as of the date first written above.

ATTEST:                                 ALLEGIANT FUNDS


-------------------------------------   --------------------------------------
Name:                                   Name:
Title:                                  Title:

ATTEST:                                 PNC FUNDS, INC.


-------------------------------------   ---------------------------------------
Name:                                   Name:
Title:                                  Title:

                                        THE PNC FINANCIAL SERVICES GROUP, INC.


ATTEST:                                 --------------------------------------
                                        (SOLELY FOR PURPOSES OF ARTICLES VI,
                                        XXIV, XXVI AND XXIX)



-------------------------------------   --------------------------------------
Name:                                   Name:
Title:                                  Title:

                                    EXHIBIT B

                               ADVISORY AGREEMENT

     AGREEMENT made this __th day of _________, 2009, between PNC Funds, Inc. (the "Company"), a Maryland corporation, and PNC Capital Advisors, LLC (the "Adviser"), a Delaware limited liability company.

     WHEREAS, the Company and is a registered open-end, management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") desires to retain the Adviser to furnish investment advisory services to certain investment portfolios of the Company and may retain the Adviser to serve in such capacity with respect to certain additional investment portfolios of the Company, all as now or hereafter may be identified in Schedule A hereto (individually referred to herein as a "Fund" and collectively referred to herein as the "Funds") and the Adviser represents that it is willing and possesses legal authority to so furnish such services without violation of applicable laws and regulations;

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows:

1. APPOINTMENT. The Company hereby appoints the Adviser to act as investment adviser to the Funds of the Company for the period and on the terms set forth in this Agreement. The Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided. Additional investment portfolios may from time to time be added to those covered by this Agreement by the parties executing a new Schedule A which shall become effective upon its execution and shall supersede any Schedule A having an earlier date.

2. ADVISORY SERVICES. Subject to the supervision of the Company's Board of Directors, the Adviser will provide a continuous investment program for each of the Funds, including investment research and management with respect to all securities and investments and cash equivalents in the Funds. The Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Company with respect to the Funds and will manage each Fund's overall cash position. The Adviser will provide the services under this Agreement in accordance with each Fund's investment objectives, policies, and restrictions as stated in the Prospectus and resolutions of the Company's Board of Directors of which the Adviser is advised.

3. BROKERAGE. The Adviser shall select brokers and dealers for any purchase or sale of assets of the Funds and use its reasonable best efforts to seek the most favorable execution of orders, after taking into account all factors the Adviser deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Consistent with the foregoing and to the extent permitted by the 1940 Act, the Adviser may, in the allocation of portfolio brokerage business and the payment of brokerage commissions, consider the brokerage and research services furnished to the Adviser by brokers and dealers, in accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, as amended. In no instance will portfolio securities be purchased from or sold to an affiliated person of the Company, the Adviser, or any affiliated person of the Company or the Adviser, except to the extent permitted by the 1940 Act and the Securities and Exchange Commission (the "SEC").

4. ASSISTANCE. The Adviser may employ or contract with other persons to assist in the performance of this Agreement including, without limitation, one or more sub-advisers who may perform under supervision of the Adviser any or all of the services described under Section 2 for one or more of the Funds; provided, however, that the retention of any sub-adviser shall be approved as may be required by the 1940 Act. Such other persons and/or sub-advisers may include other investment advisory or management firms and officers or employees who are employed by both the Adviser and the Company. The fees or other compensation of any such other persons or sub-advisers shall be paid by the Adviser and no obligation may be incurred on the Company's behalf to any such person or sub-adviser.

     In the event that the Adviser appoints a sub-adviser for one or more of the Funds, the Adviser shall review, monitor, and report to the Company's Board of Directors on the performance and investment sub-adviser in connection with such Fund's or Funds continuous investment program; and, if applicable, approve lists of foreign countries which may be recommended by any sub-adviser for investment by such Fund or Funds.

5. COVENANTS BY ADVISER. The Adviser agrees that with respect to the services provided to the Company that it:

     (a) will use the same skill and care in providing such services as it uses in providing services to its other accounts for which it has investment responsibilities and will act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent man acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims;

     (b) will conform with all applicable rules and regulations of the SEC under the 1940 Act and in addition will conduct its activities under this Agreement in accordance with any applicable regulations of any governmental authority pertaining to the investment advisory activities of the Adviser;

     (c) will be responsible for taking action with respect to any proxies, notices, reports and other communications relating to any of the Funds' portfolio securities;

     (d) will not make loans for the purpose of purchasing or carrying Fund shares, or make interest-bearing loans to the Company;

     (e) will treat confidentially and as proprietary information of the Company all records and other information relative to the Company and the Funds and prior, present, or potential shareholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Company, which approval shall not be unreasonably withheld and may not be withheld where the Adviser may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Company; and

     (f) will furnish the Company's Board of Directors with such periodic and special reports as the Board may reasonably request with respect to the Funds and attend regular business and investment-related meetings with the Company's Board of Directors if requested to do so by the Company.

6. ADVISER'S REPRESENTATIONS. The Company hereby represents and warrants that it (i) is duly registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended; and (ii) that it is willing and possesses all requisite legal authority to provide the services contemplated by this Agreement without violation of applicable law and regulations.

7. DELIVERY OF DOCUMENTS. The Company has furnished the Adviser with copies properly certified or authenticated of the Company's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), and under the 1940 Act as filed with the SEC and all amendments thereto; and the most recent Prospectus and Statement of Additional Information of each of the Funds (such Prospectus and Statement of Additional Information, as presently in effect, and all amendments and supplements thereto, are herein collectively called the "Prospectus"). The Company will furnish the Adviser from time to time with copies of all amendments of or supplements to the foregoing.

8. BOOKS AND RECORDS. In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Adviser hereby agrees that all records which it maintains for the Funds are the property of the Company and further agrees to surrender promptly to the Company any of such records upon the Company's request. The Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31 a-1 under the 1940 Act.

9. COMPENSATION. For the services provided and the expenses assumed pursuant to this Agreement, the Company shall pay the Adviser on the first business day of each month the fees, calculated at the annual rate described in Schedule A attached hereto on each Fund's average daily net assets during the preceding month. The fee for the period from the date of commencement of operations of a new Fund to the end of the first month thereafter shall be prorated according to the proportion which such period bears to the full monthly period, and upon any termination of this Agreement with respect to any Fund before the end of any month, the fee for such part of a month shall be prorated according to the proportion which such period bears to the full monthly period and shall be payable upon the date of termination of this Agreement with respect to such Fund.

10. EXPENSES. The Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than expenses to be borne by the Funds, as set forth below. The expenses to be borne by the Funds include, without limitation, the following: organizational costs; taxes; interest; brokerage fees and commissions and other expenses in any way related to the execution, recording and settlement of portfolio security transactions; fees of Directors who are not also officers or employees of the Adviser and its affiliates; SEC fees; state Blue Sky qualification fees; charges of custodians and transfer and dividend paying agents; premiums for directors and officers liability insurance; costs of fidelity bonds; industry association fees; outside auditing and legal expenses; costs of maintaining corporate existence; costs of maintaining required books and accounts; cost of office facilities and supplies; data processing, clerical, accounting and bookkeeping services and other administrative expenses; costs attributable to investor services (including, without limitation, telephone and personnel expenses); costs of SEC regulatory reports; costs of shareholders reports and meetings; costs of preparing, printing and mailing prospectuses for regulatory purposes and for distribution to existing shareholders; the cost of securities, commodities and other investments (including brokerage commissions and other transaction charges, if any) purchased for the Funds; and extraordinary expenses.

11. LIMITATION OF LIABILITY. The Adviser shall remit to the particular Fund or Funds the amount of any recovery the Adviser obtains for the benefit of such Fund or Funds from any person or sub-adviser whom the Adviser has employed or with whom the Adviser has contracted pursuant to Section 4 of this Agreement, for the acts and omissions of such person or sub-adviser. Subject to the foregoing, each Fund agrees as an inducement to the Adviser and others who may assist the Adviser in providing services to such Fund that the Adviser and such other persons shall not be liable for any alleged or actual error of judgment or mistake of law or for any alleged or actual loss suffered by such Fund or the Company and each Fund and the Company agree to indemnify and hold harmless the Adviser and such other persons against and from any claims, liabilities, actions, suits, proceedings, judgments or damages (and expenses as and when incurred in connection therewith, including the reasonable cost of investigating or defending same, including, but not limited to attorneys fees) arising out of any such alleged or actual error of judgment or mistake of law or loss; PROVIDED, HOWEVER, that nothing herein shall be deemed to protect or purport to protect the Adviser or any such other persons against any liability to any Fund or to its shareholders to which the Adviser or they would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of duties hereunder, or by reason of reckless disregard of the obligations and duties hereunder; and provided further, that this sentence shall not inure to the benefit of any person or sub-adviser (or others who may assist any such person or sub-adviser) whom the Adviser has employed or with whom the Adviser has contracted pursuant to Section 4 of this Agreement.

12.  DURATION AND TERMINATION.

     (a) This Agreement will become effective for each Fund as of the date first written above (or, if a particular Fund is not in existence on that date, on the date a registration statement relating to that Fund becomes effective with the SEC), and will continue for an initial two-year term and will continue thereafter so long as such continuance is specifically approved at least annually by the vote of a majority of the Directors who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval, or by vote of the lesser of (a) 67% of the shares of such Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of such Fund, provided that in either event its continuance also is approved by a majority of the Company's Directors who are not "interested persons" (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.

     (b) This Agreement may be terminated with respect to any Fund at any time without any penalty, on sixty (60) days prior written notice, (i) by the Company (by vote of the Company's Board of Directors or (ii) by vote of a majority of the outstanding voting securities of such Fund), or (iii) by the Adviser. This Agreement will immediately terminate in the event of its assignment. (As used in this Agreement, the terms "majority of the outstanding voting securities", "interested persons" and "assignment" shall have the same meanings as ascribed to such terms in the 1940 Act.)

13. NOTICE. Any notice, advice or report to be given pursuant to this Agreement shall be delivered or mailed to the:

          ADVISER:

          PNC Capital Advisors, LLC
          Attn: Fund Administration
          Two Hopkins Plaza, 4th Floor
          Baltimore MD 21201
          Attention: Jennifer Spratley

          PNC FUNDS, INC.:

          PNC Capital Advisors, LLC
          Attn: Funds Administration
          Two Hopkins Plaza
          Baltimore MD 21201
          Attention: Kevin McCreadie, President

14. SERVICES NOT EXCLUSIVE. The Adviser shall be free to solicit and furnish similar services to others so long as its services under this Agreement are not impaired thereby. The Company acknowledges and agrees that when the purchase or sale of securities of the same issuer is suitable for the investment objectives of two or more client accounts managed by the Adviser which have available funds for investment, the available securities may be allocated in a manner believed by the Adviser to be equitable to each client account. The Company recognizes that in some cases this procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for the disposed of by a Fund.

15. USE OF NAMES. If Adviser ceases to act as the Company's investment adviser, the Company agrees that, at the Adviser's request, the Company will take all necessary action to change the name of the Company and its Funds to a name not including "PNC" or "PNC Capital" in any form or combination of words.

16. AMENDMENT. This Agreement may be amended only by an instrument in writing signed by the party against which enforcement of the amendment is sought. No amendment of this Agreement for which approval by the outstanding voting securities of each Fund is required under the 1940 Act shall be effective until approved by the vote of a majority of the outstanding voting securities of the Funds.

17. GOVERNING LAW. This Agreement shall be governed by and its provisions shall be construed in accordance with the laws of the State of Maryland.

18. SEVERABILITY. If any provisions of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby, and to this extent, the provisions of this Agreement shall be deemed to be severable.

19. COUNTERPARTS. This Agreement may be executed in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

20. MISCELLANEOUS. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors; provided, that nothing herein shall be construed in a manner inconsistent with the 1940 Act, the Investment Advisers Act of 1940, as amended, or any rule or regulation of the Securities and Exchange Commission thereunder.

                                     *****

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.


                                             PNC CAPITAL ADVISORS, LLC


                                             By:
                                                 -------------------------------
                                             Name:
                                             Title:


                                             PNC FUNDS, INC.


                                             By:
                                                 -------------------------------
                                             Name:
                                             Title:

                        SCHEDULE A TO ADVISORY AGREEMENT

The Company will pay the Adviser on the first business day of each month, a fee at the annual rate set forth below of such Fund's average daily net assets during the preceding month:


FUND(S)                                               ADVISORY FEE
------                                                -------------
Prime Money Market                 0.25% of the first $1 billion of each Fund's average
Government Money Market            daily net assets plus 0.20% of each Fund's average
Tax-Exempt Money Market            daily net assets in excess of $1 billion

Limited Maturity Bond              0.35% of the first $1 billion of each Fund's average
Total Return Bond                  daily net assets plus 0.20% of each Fund's average
                                   daily net assets in excess of $1 billion
Maryland Tax-Exempt Bond           0.50% of the first $1 billion of each Fund's average
Tax-Exempt Limited Maturity Bond   daily net assets plus 0.25% of each Fund's average
National Tax-Exempt Bond           daily net assets in excess of $1 billion

Capital Opportunities              1.30% of the first $1 billion of the Fund's average
                                   daily net assets plus 1.20% of the Fund's average
                                   daily net assets in excess of $1 billion
International Equity               1.22% of the first $1 billion of the Fund's average
                                   daily net assets plus 0.90% of the Fund's average
                                   daily net assets in excess of $1 billion

                       STATEMENT OF ADDITIONAL INFORMATION

                          ALLEGIANT SMALL CAP CORE FUND
                     ALLEGIANT GOVERNMENT MONEY MARKET FUND
                       ALLEGIANT INTERNATIONAL EQUITY FUND
                      ALLEGIANT LIMITED MATURITY BOND FUND
                    ALLEGIANT MARYLAND TAX EXEMPT BOND FUND
                   ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
                           ALLEGIANT MONEY MARKET FUND
                 ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND
                     ALLEGIANT TAX EXEMPT MONEY MARKET FUND
                      ALLEGIANT TOTAL RETURN ADVANTAGE FUND

                                 Allegiant Funds
                                 760 Moore Road
                       King Of Prussia, Pennsylvania 19406
                                 (800) 622-FUND
                                October 19, 2009

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Proxy Statement dated October 19, 2009 for the Special Meeting of Shareholders (the "Meeting") of PNC Capital Opportunities Fund, PNC Government Money Market Fund, PNC International Equity Fund, PNC Limited Maturity Bond Fund, PNC Maryland Tax-Exempt Bond Fund, PNC National Tax-Exempt Bond Fund, PNC Prime Money Market Fund, PNC Tax-Exempt Limited Maturity Bond Fund, PNC Tax-Exempt Money Market Fund and PNC Total Return Bond Fund (collectively, the "Selling Funds" or the "PNC Funds"), to be held on December 15, 2009 at 10 a.m. (Eastern time), at the offices of PNC Capital Advisors, LLC, Two Hopkins Plaza, 2nd Floor, Baltimore, Maryland 21201. Copies of the Proxy Statement may be obtained at no charge by calling the PNC Funds toll-free at 1-800-551-2145 or writing to the PNC Funds at StreetaddressP.O. Box 9770, CityProvidence, StateRI PostalCode02940-9795. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement.

This Statement of Additional Information and the Proxy Statement are related to a proposal to approve an Agreement and Plan of Reorganization (the "Plan of Reorganization"), dated August 13, 2009 and the transactions contemplated thereby. The Plan of Reorganization contemplates the transfer of all of the assets and liabilities of each class of Selling Fund in exchange for shares of the corresponding class of each Acquiring Fund, such that each shareholder of a Selling Fund will receive the same aggregate dollar value of full and fractional shares of the corresponding class of the Acquiring Fund.

Further information about Allegiant Funds (the "Trust") is contained in and incorporated herein by reference to Allegiant Funds' Statements of Additional Information dated October 1, 2009, that relate to the Funds' prospectuses dated October 1, 2009. Further information about the PNC Funds is contained in and incorporated herein by reference to PNC Funds' Statement of Additional Information dated September 30, 2009, that relates to the Selling Funds' prospectuses dated September 30, 2009, as supplemented. The audited financial statements and related independent registered public accounting firm's reports for the Selling Funds and the Acquiring Funds contained in each

Annual Report for the fiscal year ended May 31, 2009 are incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference.

PRO FORMA FINANCIAL STATEMENTS

Under the Plan of Reorganization, the Selling Funds will each be reorganized into the Acquiring Funds. Shown below are unaudited Pro Forma financial statements for the combined Acquiring Funds, assuming the Reorganization, as more fully described in the Proxy Statement dated October 19, 2009, had been consummated as of May 31, 2009.

The Pro Forma Combined Schedule of Investments and the Pro Forma Combined Statements of Assets and Liabilities have been adjusted to give effect to the Reorganizations as if they had occurred on May 31, 2009. The Pro Forma Combined Statements of Operations are for the twelve months ended May 31, 2009 and have been adjusted to give effect to the Reorganizations as if they had occurred on May 31, 2009.

The unaudited Pro Forma combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated on May 31, 2009. These Pro Forma numbers have been estimated in good faith based on information regarding the Selling Funds and the Acquiring Funds for the twelve months ended May 31, 2009.

The following unaudited Pro Forma combined schedules and financial statements have been derived from the schedules and financial statements of the Selling Funds and the Acquiring Funds, and such information has been adjusted to give effect to the Reorganization as if it had occurred on May 31, 2009. The unaudited Pro Forma combined schedules and financial statements reflect material changes to the expense structure going forward as if they had been in effect during the fiscal year ended May 31, 2009, including incorporating changes which may have occurred after May 31, 2009. These changes are footnoted within each schedule and include, but are not limited to, a few notable examples: (i) the elimination of the Acquiring Funds 12b-1 Plan in Class I as of June 18, 2009;
(ii) new investment advisory fee rates and voluntary waivers implemented by the Acquiring Funds on October 1, 2008; and (iii) voluntary 12b-1 and shareholder servicing waivers/reimbursements in place as of May 31, 2009 for the Acquiring Funds. The unaudited Pro Forma combined schedules and financial statements should be read in conjunction with the financial statements and related notes of Selling Funds and the Acquiring Funds included in their Annual Reports for the fiscal period ended May 31, 2009, which are incorporated herein by reference to the extent stated above. The combination of the Selling Funds and the Acquiring Funds will be accounted for as a tax-free reorganization.

Pro Forma Schedule of Investments

The following is an estimate of the percentage of securities listed in the Pro Forma Schedule of Investments as of May 31, 2009 that would be sold if the Reorganization had occurred as of the date of the proxy statement/prospectus and the Selling Funds owned the securities listed. This may change based on the securities held at the closing of the Reorganization or market conditions.


                           SELLING FUNDS

         PNC CAPITAL OPPORTUNITIES FUND(1)                             99%
         PNC GOVERNMENT MONEY MARKET FUND                               0%
         PNC INTERNATIONAL EQUITY FUND(2)                              28%
         PNC LIMITED MATURITY BOND FUND                                30%
         PNC MARYLAND TAX-EXEMPT BOND FUND(4)                           0%
         PNC NATIONAL TAX-EXEMPT BOND FUND(3)                           0%
         PNC PRIME MONEY MARKET FUND                                    0%
         PNC TAX-EXEMPT LIMITED MATURITY BOND FUND(4)                   0%
         PNC TAX-EXEMPT MONEY MARKET FUND                               0%
         PNC TOTAL RETURN BOND FUND(3)                                  0%

1. The PNC Fund has recently terminated the sub-adviser and the investment adviser is managing the Fund. As a result, the portfolio turnover also represents this change.

2. Effective September 30, 2009, the investment adviser manages a portion of the PNC International Equity Fund that was previously managed by a sub-adviser. The estimate is based on this portion of the Fund and does not include any other potential sub-adviser changes that may occur in the future.

3. PNC Fund will be the accounting survivor. As a result, portfolio turnover is not anticipated with respect to the Selling Funds. However, portfolio turnover is expected with respect to the corresponding Acquiring Funds, Allegiant Intermediate Tax Exempt Bond Fund and Allegiant Total Return Advantage Fund, estimated at approximately of 47% and 18%, respectively.

4. The Acquiring Allegiant Fund is a shell portfolio. Therefore, no portfolio turnover is expected.

                       PRO FORMA SCHEDULES OF INVESTMENTS
                         PNC CAPITAL OPPORTUNITIES FUND
                          ALLEGIANT SMALL CAP CORE FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009

                                              SELLING FUND          ACQUIRING FUND
                                               PNC CAPITAL          ALLEGIANT SMALL
                                           OPPORTUNITIES FUND        CAP CORE FUND          PRO FORMA COMBINED
                                         ---------------------  -----------------------  ------------------------
                                  % OF   SHARES /                SHARES /                 SHARES /
                                   NET     PAR        MARKET       PAR         MARKET       PAR         MARKET
                                 ASSETS   (000)       VALUE       (000)        VALUE       (000)        VALUE
                                 ------  --------  -----------  ----------  -----------  ----------  ------------
COMMON STOCK                      91.02%
AUTOS & TRANSPORTATION             1.07%
ALEXANDER & BALDWIN, INC.                 10,400   $   257,400                               10,400  $    257,400
AUTOLIV, INC.                              2,700        75,006                                2,700        75,006
DIANA SHIPPING, INC.                       6,400       115,392                                6,400       115,392
FGX INTERNATIONAL HOLDINGS,
   LTD.(A)                                 3,300        44,418                                3,300        44,418
GENCO SHIPPING & TRADING,
   LTD. (B)                                3,800        99,370                                3,800        99,370
GENESEE & WYOMING, INC., CL
   A(A)                                    4,800       138,816                                4,800       138,816
KIRBY CORP. (A)                            7,000       235,340                                7,000       235,340
KNIGHT TRANSPORTATION, INC.
   (B)                                    13,300       235,942                               13,300       235,942
LKQ CORP. (A)                             13,700       209,473                               13,700       209,473
MARTEN TRANSPORT, LTD. (A)                 4,300        91,719                                4,300        91,719
PENSKE AUTOMOTIVE GROUP, INC.              9,800       119,952                                9,800       119,952
SAIA, INC. (A)                             6,800        93,500                                6,800        93,500
WABTEC                                     4,000       142,720                                4,000       142,720
                                                   -----------                                       ------------
                                                     1,859,048                                          1,859,048
CHEMICALS SPECIALTY
CYTEC INDUSTRIES, INC.             0.11%   9,300       199,764                                9,300       199,764
                                                   -----------                                       ------------
                                                       199,764                                            199,764
CONSUMER DISCRETIONARY            11.17%
ADVANCE AUTO PARTS, INC.                   4,900       208,691                                4,900       208,691
AEROPOSTALE, INC. (A)                      6,800       235,416                                6,800       235,416
AMERICAN EAGLE OUTFITTERS(B)                                        53,460      791,743      53,460       791,743
BEBE STORES, INC.                         10,600        85,436                               10,600        85,436
BJ'S RESTAURANT, INC. (A)(B)              12,800       183,552                               12,800       183,552
BRINKS CO. (A)                             7,200       191,448                                7,200       191,448
BRINK'S HOME SECURITY
   HOLDINGS, INC. (A)                      8,500       244,800                                8,500       244,800
CARDTRONICS, INC. (A)                     39,800       128,952                               39,800       128,952
CATO CORP., CL A                          13,350       256,854                               13,350       256,854
CEC ENTERTAINMENT, INC. (A)                5,300       170,289                                5,300       170,289
CHILDRENS PLACE RETAIL
   STORES, INC. (A)                        2,900       104,139                                2,900       104,139
CHIPOTLE MEXICAN GRILL,
   INC., CL A(A)                             900        71,271                                  900        71,271
COLLECTIVE BRANDS, INC. (A)                5,300        78,228                                5,300        78,228
DECKERS OUTDOOR(A)                                                  51,910    3,008,704      51,910     3,008,704
FINISH LINE, INC., CL A                   11,500        79,465                               11,500        79,465
FIRST CASH FINANCIAL
   SERVICES, INC. (A)                      7,500       113,325                                7,500       113,325

                                              SELLING FUND          ACQUIRING FUND
                                               PNC CAPITAL          ALLEGIANT SMALL
                                           OPPORTUNITIES FUND        CAP CORE FUND          PRO FORMA COMBINED
                                         ---------------------  -----------------------  ------------------------
                                  % OF   SHARES /                SHARES /                 SHARES /
                                   NET     PAR        MARKET       PAR         MARKET       PAR         MARKET
                                 ASSETS   (000)       VALUE       (000)        VALUE       (000)        VALUE
                                 ------  --------  -----------  ----------  -----------  ----------  ------------
GENESCO, INC. (A)                          6,800       175,372                                6,800       175,372
JACK IN THE BOX, INC. (A)
   (B)                                     7,900       207,770                                7,900       207,770
LULULEMON ATHLETICA, INC.
   (A) (B)                                12,300       155,349                               12,300       155,349
MEN'S WEARHOUSE, INC. (B)                 11,800       201,662                               11,800       201,662
MEREDITH CORP. (B)                         6,400       172,544                                6,400       172,544
MOVADO GROUP, INC.                         6,200        46,996                                6,200        46,996
PENN NATIONAL GAMING(A)                                             85,400    2,824,178      85,400     2,824,178
PETSMART, INC.                            10,400       211,744                               10,400       211,744
PHILLIPS-VAN HEUSEN CORP.                  3,500       103,145                                3,500       103,145
ROYAL CARIBBEAN CRUISES, LTD.              2,600        39,156                                2,600        39,156
SERVICE CORP. INTERNATIONAL               30,000       160,500                               30,000       160,500
SKECHERS U.S.A., INC., CL
   A(A)                                    6,200        58,900                                6,200        58,900
SNAP-ON TOOLS                                                       58,720    1,829,128      58,720     1,829,128
SONIC(A) (B)                                                       186,160    1,755,489     186,160     1,755,489
STRAYER EDUCATION(B)                                                11,522    2,123,159      11,522     2,123,159
TITAN MACHINERY, INC. (A)                 14,400       180,864                               14,400       180,864
TRACTOR SUPPLY CO. (A) (B)                 4,000       153,520      66,550    2,554,189      70,550     2,707,709
ULTA SALON, COSMETICS &
   FRAGRANCE, INC. (A)                    18,600       159,216                               18,600       159,216
UNITED STATIONERS, INC. (A)                3,000       107,430                                3,000       107,430
WARNACO GROUP, INC. (A)                    5,500       173,800                                5,500       173,800
WYNN RESORTS, LTD. (A) (B)                 3,700       137,122                                3,700       137,122
                                                   -----------              -----------              ------------
                                                     4,596,956               14,886,590                19,483,546
CONSUMER STAPLES                   2.77%
CHATTEM(A) (B)                                                      47,520    2,838,370      47,520     2,838,370
CORN PRODUCTS INTERNATIONAL                                         66,510    1,756,529      66,510     1,756,529
DEL MONTE FOODS CO.                       29,400       240,492                               29,400       240,492
                                                   -----------              -----------              ------------
                                                       240,492                4,594,899                 4,835,391
ENERGY                             6.34%
ALON USA ENERGY(B)                                                 134,890    1,791,339     134,890     1,791,339
ATP OIL & GAS(A) (B)                                                88,910      801,079      88,910       801,079
ATWOOD OCEANICS(A) (B)                                              82,130    2,173,160      82,130     2,173,160
CARBO CERAMICS, INC.(B)                    5,600       211,792                                5,600       211,792
ENCORE ACQUISITION CO. (A)
   (B)                                     3,700       131,313      57,880    2,054,161      61,580     2,185,474
GOODRICH PETROLEUM CORP. (A)
   (B)                                     7,900       211,088                                7,900       211,088
ION GEOPHYSICAL(A) (B)                                             343,890      973,209     343,890       973,209
NEWFIELD EXPLORATION CO. (A)              11,200       404,544                               11,200       404,544
OIL STATES INTERNATIONAL(A)                                         68,850    1,799,051      68,850     1,799,051
WHITING PETROLEUM CORP. (A)                6,300       295,218                                6,300       295,218
WILLBROS GROUP, INC. (A)                  14,100       215,307                               14,100       215,307
                                                   -----------              -----------              ------------
                                                     1,469,262                9,591,999                11,061,261
FINANCIALS                        12.29%
AFFILIATED MANAGERS GROUP(A)
   (B)                                                              53,990    3,029,379      53,990     3,029,379
BANCORPSOUTH(B)                                                     32,610      725,246      32,610       725,246

                                              SELLING FUND          ACQUIRING FUND
                                               PNC CAPITAL          ALLEGIANT SMALL
                                           OPPORTUNITIES FUND        CAP CORE FUND          PRO FORMA COMBINED
                                         ---------------------  -----------------------  ------------------------
                                  % OF   SHARES /                SHARES /                 SHARES /
                                   NET     PAR        MARKET       PAR         MARKET       PAR         MARKET
                                 ASSETS   (000)       VALUE       (000)        VALUE       (000)        VALUE
                                 ------  --------  -----------  ----------  -----------  ----------  ------------
BANK OF HAWAII CORP.                       7,300       273,239                                7,300       273,239
BANK OF THE OZARKS(B)                                               98,300    2,486,007      98,300     2,486,007
COMMUNITY BANK SYSTEM, INC.
   (B)                                     6,500       100,750                                6,500       100,750
CVB FINANCIAL CORP.(B)                     6,700        42,545                                6,700        42,545
EAST WEST BANCORP, INC.                   17,600       142,032                               17,600       142,032
EDUCATION REALTY TRUST, INC.              16,800        78,288                               16,800        78,288
FIRST MIDWEST BANCORP, INC.
   (B)                                     8,800        76,560                                8,800        76,560
GLACIER BANCORP(B)                                                 157,880    2,616,072     157,880     2,616,072
HANCOCK HOLDING CO.                        6,500       227,045                                6,500       227,045
HARLEYSVILLE GROUP, INC.                  10,000       292,900                               10,000       292,900
HIGHWOODS PROPERTIES, INC.                12,700       287,274                               12,700       287,274
INDEPENDENT BANK CORP. (B)                 9,400       191,008                                9,400       191,008
INFINITY PROPERTY & CASUALTY
   CORP.                                   7,400       272,394                                7,400       272,394
IPC HOLDINGS, LTD.                         8,700       216,195                                8,700       216,195
KNIGHT CAPITAL GROUP, INC.,
   CL A(A)                                10,000       172,100                               10,000       172,100
LAZARD, LTD., CL A                         5,200       147,056                                5,200       147,056
NBT BANCORP, INC. (B)                     12,800       280,832                               12,800       280,832
PINNACLE FINANCIAL
   PARTNERS(A) (B)                                                 102,590    1,487,555     102,590     1,487,555
PLATINUM UNDERWRITERS
   HOLDINGS, LTD. (A) (B)                 13,600       392,088                               13,600       392,088
PORTFOLIO RECOVERY
   ASSOCIATES(A)                                                   110,460    3,973,246     110,460     3,973,246
PROASSURANCE CORP. (B)                     4,100       185,361                                4,100       185,361
PROSPERITY BANCSHARES(B)                                            63,050    1,769,183      63,050     1,769,183
S&T BANCORP, INC.                          4,200        62,748                                4,200        62,748
SELECTIVE INSURANCE GROUP                 18,500       244,385                               18,500       244,385
STANCORP FINANCIAL GROUP,
   INC.                                    3,000        93,060                                3,000        93,060
STERLING BANCSHARES, INC.                 36,900       233,946                               36,900       233,946
VALLEY NATIONAL BANCORP(B)                                          80,692      979,601      80,692       979,601
WALTER INVESTMENT MANAGEMENT
   CORP. (A)                               3,396        45,846                                3,396        45,846
WASHINGTON REAL ESTATE
   INVESTMENT TRUST                       11,700       255,762                               11,700       255,762
WESBANCO, INC.                             4,100        67,363                                4,100        67,363
                                                   -----------              -----------              ------------
                                                     4,380,777               17,066,289                21,447,066
HEALTHCARE                         9.22%
ABRAXIS BIOSCIENCE, INC. (A)
   (C)                                     9,100       467,012                                9,100       467,012
ACADIA PHARMACEUTICALS, INC.
   (A)                                    23,566        46,189                               23,566        46,189
AFFYMETRIX, INC. (A)                      51,200       246,272                               51,200       246,272
ALLIANCE HEALTHCARE
   SERVICES, INC. (A)                      9,600        66,240                                9,600        66,240
ARTHROCARE CORP. (A)                       4,000        39,000                                4,000        39,000
BIOMARIN PHARMACEUTICAL,
   INC. (A)                                3,500        48,930                                3,500        48,930
BIO-REFERENCE LABS(A) (B)                                          125,848    3,424,324     125,848     3,424,324
CARDIOME PHARMA CORP.(A)                  17,900        74,285                               17,900        74,285
CELERA CORP.(A)                            9,000        68,130                                9,000        68,130
CHARLES RIVER
   LABORATORIES(A)
   INTERNATIONAL, INC.                    12,700       399,161      50,910    1,600,101      63,610     1,999,262
CUBIST PHARMACEUTICALS(A)                                           56,490      963,719      56,490       963,719

                                              SELLING FUND          ACQUIRING FUND
                                               PNC CAPITAL          ALLEGIANT SMALL
                                           OPPORTUNITIES FUND        CAP CORE FUND          PRO FORMA COMBINED
                                         ---------------------  -----------------------  ------------------------
                                  % OF   SHARES /                SHARES /                 SHARES /
                                   NET     PAR        MARKET       PAR         MARKET       PAR         MARKET
                                 ASSETS   (000)       VALUE       (000)        VALUE       (000)        VALUE
                                 ------  --------  -----------  ----------  -----------  ----------  ------------
CYPRESS BIOSCIENCE, INC.( A)               9,400        71,440                                9,400        71,440
DENDREON CORP(A) (B).                      3,600        81,612                                3,600        81,612
EMERGENCY MEDICAL SERVICES
   CORP. (A)                               7,000       217,000                                7,000       217,000
HEALTHCARE SERVICES GROUP,
   INC.                                   15,000       262,200                               15,000       262,200
MEDAREX, INC. (A) (B)                     85,400       618,296                               85,400       618,296
NUVASIVE(A) (B)                                                     89,730    3,241,048      89,730     3,241,048
PDL BIOPHARMA, INC. (B)                   15,400       107,030                               15,400       107,030
PERRIGO CO.                                9,200       247,112                                9,200       247,112
PHARMACEUTICAL PRODUCT
   DEVELOPMENT, INC. (B)                   3,600        72,108      99,370    1,990,381     102,970     2,062,489
REGENERON PHARMACEUTICALS,
   INC. (A)                               10,900       166,879                               10,900       166,879
SEPRACOR, INC. (A)                        28,600       447,590                               28,600       447,590
STERIS CORP.                               3,800        89,794                                3,800        89,794
SUCAMPO PHARMACEUTICALS,
   INC., CL A(A)                          55,500       311,355                               55,500       311,355
SYNERON MEDICAL, LTD. (A) (B)             15,900       114,639                               15,900       114,639
UNIVERSAL HEALTH SERVICES,
   INC., CL B                              5,400       296,622                                5,400       296,622
VANDA PHARMACEUTICALS, INC.
   (A) (B)                                 7,700       110,957                                7,700       110,957
WRIGHT MEDICAL GROUP, INC.
   (A)                                    12,100       188,760                               12,100       188,760
                                                   -----------              -----------              ------------
                                                     4,858,613               11,219,573                16,078,186
INDUSTRIALS                       18.72%
AAR(A) (B)                                                         132,350    1,945,545     132,350     1,945,545
BE AEROSPACE(A) (B)                                                257,450    3,830,856     257,450     3,830,856
CORPORATE EXECUTIVE BOARD CO.             10,900       189,551                               10,900       189,551
CURTISS-WRIGHT                                                      48,680    1,425,350      48,680     1,425,350
EMCOR GROUP(A) (B)                                                  95,080    2,136,448      95,080     2,136,448
ESTERLINE TECHNOLOGIES(A)                                           52,410    1,432,889      52,410     1,432,889
EXPONENT, INC. (A)                         4,500       118,215                                4,500       118,215
FTI CONSULTING, INC. (A)                   3,200       160,704                                3,200       160,704
GARDNER DENVER, INC. (A)                   9,000       255,060                                9,000       255,060
GRACO(B)                                                            88,070    1,963,080      88,070     1,963,080
GRAFTECH INTERNATIONAL(A)                                           66,000      671,220      66,000       671,220
HARSCO                                                              48,590    1,412,025      48,590     1,412,025
HOUSTON WIRE & CABLE(B)                                            156,630    1,870,162     156,630     1,870,162
HURON CONSULTING GROUP(A) (B)                                       59,840    2,742,467      59,840     2,742,467
ICF INTERNATIONAL(A) (B)                                           113,600    3,021,760     113,600     3,021,760
IDEX(B)                                                            147,575    3,445,876     147,575     3,445,876
REGAL-BELOIT CORP. (B)                     5,200       205,452      50,650    2,001,182      55,850     2,206,634
SHAW GROUP (THE) (A)                                                45,630    1,241,136      45,630     1,241,136
TEREX(A)                                                           110,000    1,476,200     110,000     1,476,200
TITAN INTERNATIONAL, INC.(A)              21,000       189,840                               21,000       189,840
UNITED STATIONERS                                                   20,430      731,598      20,430       731,598
VIAD CORP.                                   100         1,469                                  100         1,469
WATSON WYATT WORLDWIDE,
   INC., CL A                              5,200       197,288                                5,200       197,288
                                                   -----------              -----------              ------------
                                                     1,317,579               31,347,794                32,665,373
INFORMATION TECHNOLOGY            19.32%
AECOM TECHNOLOGY CORP. (A)                 3,500       111,685                                3,500       111,685

                                              SELLING FUND          ACQUIRING FUND
                                               PNC CAPITAL          ALLEGIANT SMALL
                                           OPPORTUNITIES FUND        CAP CORE FUND          PRO FORMA COMBINED
                                         ---------------------  -----------------------  ------------------------
                                  % OF   SHARES /                SHARES /                 SHARES /
                                   NET     PAR        MARKET       PAR         MARKET       PAR         MARKET
                                 ASSETS   (000)       VALUE       (000)        VALUE       (000)        VALUE
                                 ------  --------  -----------  ----------  -----------  ----------  ------------
AMKOR TECHNOLOGY, INC. (A)                24,800       112,592                               24,800       112,592
ANSYS(A) (B)                                                        87,980    2,627,083      87,980     2,627,083
APPLIED SIGNAL TECHNOLOGY,
   INC.                                    5,500       115,115                                5,500       115,115
ARIBA, INC. (A)                           13,500       127,845                               13,500       127,845
BIGBAND NETWORKS, INC. (A)                43,300       226,026                               43,300       226,026
BROCADE COMMUNICATIONS
   SYSTEMS, INC. (A)                      33,000       242,220                               33,000       242,220
CIRRUS LOGIC, INC. (A)                    52,600       204,614                               52,600       204,614
COGENT, INC. (A) (B)                      21,700       218,085                               21,700       218,085
COMMSCOPE, INC. (A)                       13,400       351,616                               13,400       351,616
COMPUWARE CORP. (A)                       26,400       201,432                               26,400       201,432
COMTECH TELECOMMUNICATIONS(A)                                       97,880    2,852,223      97,880     2,852,223
DIGITAL RIVER(A) (B)                                                76,810    2,928,765      76,810     2,928,765
ELECTRONICS FOR IMAGING,
   INC. (A)                                3,200        32,544                                3,200        32,544
F5 NETWORKS, INC. (A)                     12,400       393,824                               12,400       393,824
FACTSET RESEARCH SYSTEMS(B)                                         53,880    2,850,252      53,880     2,850,252
FLIR SYSTEMS(A) (B)                                                 52,150    1,171,289      52,150     1,171,289
FMC CORP.                                  7,300       396,755                                7,300       396,755
INFORMATICA CORP. (A)                      6,000        97,980                                6,000        97,980
INTERSIL CORP., CL A                      12,600       154,350                               12,600       154,350
J2 GLOBAL COMMUNICATIONS(A)
   (B)                                                             107,935    2,406,951     107,935     2,406,951
JACK HENRY & ASSOCIATES,
   INC. (A)                                9,700       178,189                                9,700       178,189
LAM RESEARCH CORP. (A)                     6,500       170,235                                6,500       170,235
MICROSEMI CORP. (A)                       20,300       273,238                               20,300       273,238
NUANCE COMMUNICATIONS, INC.
   (A)                                    24,600       305,040                               24,600       305,040
ON SEMICONDUCTOR CORP. (A)                15,100       103,435                               15,100       103,435
OSI SYSTEM(A)                                                      149,710    2,754,664     149,710     2,754,664
PARAMETRIC TECHNOLOGY CORP.
   (A)                                    20,000       231,600                               20,000       231,600
PEROT SYSTEMS CORP., CL A(A)              12,800       174,848     180,830    2,470,138     193,963     2,644,986
PREMIERE GLOBAL SERVICES,
   INC. (A)                               20,750       248,378                               20,750       248,378
QAD, INC.                                 17,200        51,256                               17,200        51,256
ROFIN-SINAR TECHNOLOGIES(A)                                         93,780    2,114,739      93,780     2,114,739
ROSETTA STONE, INC. (A)                    7,800       188,058                                7,800       188,058
SYBASE, INC. (A) (B)                      18,600       605,058                               18,600       605,058
SYNOPSYS, INC. (A)                        15,500       301,940                               15,500       301,940
TECH DATA CORP.                           12,500       400,250                               12,500       400,250
TRIMBLE NAVIGATION(A) (B)                                          137,270    2,632,839     137,270     2,632,839
TRIQUINT SEMICONDUCTOR, INC.
   (A)                                    49,800       221,610                               49,800       221,610
TYLER TECHNOLOGIES(A) ()                                           136,900    2,299,920     136,900     2,299,920
VARIAN SEMICONDUCTOR
EQUIPMENT ASSOCIATES, INC.
   (A)                                     6,600       155,232                                6,600       155,232
                                                   -----------              -----------              ------------
                                                     6,595,050               27,108,863                33,703,913
MACHINERY                          0.32%
BUCYRUS INTERNATIONAL, INC.               11,000       315,480                               11,000       315,480
MIDDLEBY CORP. (A)                         5,300       238,023                                5,300       238,023
                                                   -----------              -----------              ------------
                                                       553,503                                            553,503

                                              SELLING FUND          ACQUIRING FUND
                                               PNC CAPITAL          ALLEGIANT SMALL
                                           OPPORTUNITIES FUND        CAP CORE FUND          PRO FORMA COMBINED
                                         ---------------------  -----------------------  ------------------------
                                  % OF   SHARES /                SHARES /                 SHARES /
                                   NET     PAR        MARKET       PAR         MARKET       PAR         MARKET
                                 ASSETS   (000)       VALUE       (000)        VALUE       (000)        VALUE
                                 ------  --------  -----------  ----------  -----------  ----------  ------------
MATERIALS                          7.14%
AK STEEL HOLDING                                                    77,990    1,115,257      77,990     1,115,257
ALBEMARLE CORP.                           11,500       324,530                               11,500       324,530
APTARGROUP(B)                                                       39,690    1,230,787      39,690     1,230,787
BALCHEM(B)                                                          97,410    2,349,529      97,410     2,349,529
CROWN HOLDINGS, INC. (A)                  17,500       411,250                               17,500       411,250
DYNAMIC MATERIALS CORP. (B)               12,400       222,456                               12,400       222,456
HARSCO CORP.                               6,200       180,172                                6,200       180,172
HEXCEL CORP. (A)                          19,400       207,386                               19,400       207,386
M.D.C.  HOLDINGS, INC.                     7,800       239,538                                7,800       239,538
METHANEX(B)                                                        157,090    1,881,938     157,090     1,881,938
NORTHGATE MINERALS(A) (B)                                        1,035,370    2,505,595   1,035,370     2,505,595
UNIVERSAL STAINLESS &
   ALLOY(A)                                                         87,400    1,213,986      87,400     1,213,986
VALSPAR CORP.                             11,500       262,775                               11,500       262,775
WALTER ENERGY, INC.                        9,300       303,552                                9,300       303,552
                                                   -----------              -----------              ------------
                                                     2,151,659               10,297,092                12,448,751
PRODUCER DURABLES                  0.38%
ACTUANT CORP., CL A                       12,200       149,816                               12,200       149,816
CLEAN HARBORS, INC. (A)                    3,900       212,628                                3,900       212,628
LINCOLN ELECTRIC HOLDINGS,
   INC.                                    3,800       155,040                                3,800       155,040
TETRA TECH, INC. (A)                       5,800       148,886                                5,800       148,886
                                                   -----------                                       ------------
                                                       666,370                                            666,370
RESTAURANTS                        0.12%
P.F.CHANG'S CHINA BISTRO,
   INC. (A)                                2,000        63,880                                2,000        63,880
TEXAS ROADHOUSE, INC., CL
   A(A) (B)                               12,200       141,886                               12,200       141,886
                                                   -----------                                       ------------
                                                       205,766                                            205,766
UTILITIES                          2.05%
BLACK HILLS CORP.                          4,800       102,720                                4,800       102,720
EL PASO ELECTRIC CO. (A)                  13,800       182,712                               13,800       182,712
SOUTHWEST GAS CORP.                       13,000       270,140                               13,000       270,140
UGI                                                                125,450    3,024,600     125,450     3,024,600
                                                   -----------              -----------              ------------
                                                       555,572                3,024,600                 3,580,172
COMMON STOCK - FOREIGN             6.20%
CONSUMER DISCRETIONARY             0.84%
GILDAN ACTIVEWEAR                                                   88,730    1,459,609      88,730     1,459,609
                                                                            -----------              ------------
                                                                              1,459,609                 1,459,609
FINANCIALS                         5.36%
FIRSTSERVICE(A) (B)                                                273,790    3,559,270     273,790     3,559,270
LAZARD LP, CL A(B)                                                  77,310    2,186,327      77,310     2,186,327
MONTPELIER RE HOLDINGS(B)                                          269,700    3,608,586     269,700     3,608,586
                                                                            -----------              ------------
                                                                              9,354,183                 9,354,183

                                              SELLING FUND          ACQUIRING FUND
                                               PNC CAPITAL          ALLEGIANT SMALL
                                           OPPORTUNITIES FUND        CAP CORE FUND          PRO FORMA COMBINED
                                         ---------------------  -----------------------  ------------------------
                                  % OF   SHARES /                SHARES /                 SHARES /
                                   NET     PAR        MARKET       PAR         MARKET       PAR         MARKET
                                 ASSETS   (000)       VALUE       (000)        VALUE       (000)        VALUE
                                 ------  --------  -----------  ----------  -----------  ----------  ------------
U.S. GOVERNMENT AGENCY
   OBLIGATIONS                     0.25%
FEDERAL HOME LOAN BANK             0.25%
Federal Home Loan Bank
   0.07%, 6/1/09 (d)                         430       430,000                                  430       430,000
                                                   -----------                                       ------------
                                                       430,000                                            430,000
AFFILIATED MONEY MARKET FUND       3.47%
ALLEGIANT ADVANTAGE
   INSTITUTIONAL MONEY MARKET
   FUND CLS I                                                    6,057,875    6,057,875   6,057,875     6,057,875
                                                                            -----------              ------------
                                                                              6,057,875                 6,057,875
                                                                            -----------              ------------
TOTAL INVESTMENT AT MARKET
   BEFORE COLLATERAL
   FOR LOANED SECURITIES         100.94%            30,080,411              146,009,366               176,089,777
                                                   -----------              -----------              ------------
TOTAL INVESTMENT AT COST
   BEFORE COLLATERAL FOR
   LOANED SECURITIES                                30,248,698              160,818,368               191,067,066
                                                   -----------              -----------              ------------
SHORT TERM INVESTMENT HELD AS
   COLLATERAL FOR
   LOANED SECURITIES - 39.34%
AFFILIATED MONEY MARKET FUND      23.29%
ALLEGIANT ADVANTAGE
   INSTITUTIONAL MONEY
   MARKET FUND CLS I                                            37,359,769   37,359,769  37,359,769    37,359,769
BLACKROCK LIQUIDITY FUNDS
   TEMPFUND PORTFOLIO                                            3,269,676    3,269,676   3,269,676     3,269,676
                                                                            -----------              ------------
                                                                             40,629,445                40,629,445
MONEY MARKET FUND                 13.97%
AIM STIT LIQUID ASSETS
   PORTFOLIO                                                     3,269,676    3,269,676   3,269,676     3,269,676
DREYFUS INSTITUTIONAL CASH
   ADVANTAGE FUND                                                3,269,676    3,269,676   3,269,676     3,269,676
FEDERATED INSTITUTIONAL
   PRIME MONEY MARKET
   PORTFOLIO                                                     3,269,676    3,269,676   3,269,676     3,269,676
FIDELITY INSTITUTIONAL
   GOVERNMENT PORTFOLIO                                          3,269,676    3,269,676   3,269,676     3,269,676
FIDELITY INSTITUTIONAL PRIME
   MONEY MARKET PORTFOLIO                                        3,269,676    3,269,676   3,269,676     3,269,676
JP MORGAN PRIME MONEY MARKET
   FUND                                                          3,269,676    3,269,676   3,269,676     3,269,676
JP MORGAN U.S. GOVERNMENT
   MONEY MARKET FUND                                             1,551,239    1,551,239   1,551,239     1,551,239
MERRILL LYNCH SELECT
   INSTITUTIONAL FUND                                            3,204,654    3,204,654   3,204,654     3,204,654
                                                                            -----------              ------------
                                                                             24,373,949                24,373,949
                                                                            -----------              ------------
ASSET-BACKED SECURITIES            0.25%
ATLANTIC EAST FUNDING

                                              SELLING FUND          ACQUIRING FUND
                                               PNC CAPITAL          ALLEGIANT SMALL
                                           OPPORTUNITIES FUND        CAP CORE FUND          PRO FORMA COMBINED
                                         ---------------------  -----------------------  ------------------------
                                  % OF   SHARES /                SHARES /                 SHARES /
                                   NET     PAR        MARKET       PAR         MARKET       PAR         MARKET
                                 ASSETS   (000)       VALUE       (000)        VALUE       (000)        VALUE
                                 ------  --------  -----------  ----------  -----------  ----------  ------------
   0.66875% 3/25/2010                                  441,943                                            441,943
                                                   -----------                                       ------------
                                                       441,943                                            441,943
REPURCHASE AGREEMENT               1.83%
HSBC SECURITIES
   (0.17%, AGREEMENT DATED
   05/29/09, DUE 06/01/09,
   REPURCHASE PRICE $14,507,
   COLLATERALIZED BY U.S.
   TREASURY BILL, 0.14%, DUE
   07/30/09, TOTAL MARKET
   VALUE $14,859                                                    14,507       14,507      14,507        14,507
BARCLAYS CAPITAL MARKETS
   REPURCHASE AGREEMENTS
   (0.16% AGREEMENT DATED
   05/29/09, DUE 06/01/09,
   REPURCHASE PRICE $3,182
   COLLATERALIZED BY U.S.
   GOVERNMENT NATIONAL
   SECURITY 0.875% DUE
   01/31/11, TOTAL
   MARKET VALUE $3,233)                    3,182     3,181,924                                3,182     3,181,924
                                                   -----------              -----------              ------------
                                                     3,181,924                   14,507                 3,196,431
Total Short Term Investment
   Held as Collateral for
   Loan Securities at
   Market Value                                      3,623,867               65,017,901                68,641,768
                                                   -----------              -----------              ------------
Total Short Term Investment                          3,966,158               65,017,901                68,984,059
Held as Collateral for Loan
Securities at Cost
                                                   -----------              -----------              ------------
Total Investment at Market       140.28%            33,704,278              211,027,267               244,731,545
                                                   -----------              -----------              ------------
Total Investment at Cost(E)                         34,214,856              225,836,269               260,051,125
                                                   -----------              -----------              ------------

(A)  NON-INCOME PRODUCING SECURITY.

(B) A PORTION OR ALL THE AMOUNTS ARE TEMPORARILY ON LOAN TO AN UNAFFILIATED BROKER/DEALER. THE TOTAL VALUE OF SECURITIES ON LOAN FOR PNC CAPITAL OPPORTUNITIES FUND IS $3,777,609 AND ALLEGIANT SMALL CAP CORE FUND IS $63,265,688. THE TOTAL VALUE FOR THE COMBINED PROFORMA IS $67,043,297.

(C) ILLIQUID, RESTRICTED SECURITY. THIS SECURITY REPRESENTS $467,012 OR 1.6% OF NET ASSETS FOR PNC CAPITAL OPPORTUNITIES FUND. THE TOTAL COMBINED PROFORMA IS $467,012 OR 0.3% OF NET ASSETS AS OF MAY 31, 2009.

(D)  RATE DISCLOSED REPRESENTS THE YIELD AT TIME OF PURCHASE.

(E) AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES FOR PNC CAPITAL OPPORTUNITIES FUND IS $34,775,177 AND ALLEGIANT SMALL CAP CORE FUND IS $227,159,088. THE TOTAL VALUE FOR THE COMBINED PROFORMA IS $261,934,265.

     GROSS UNREALIZED APPRECIATION:
     PNC CAPITAL OPPORTUNITY EQUITY FUND:   $ 5,147,399
     ALLEGIANT SMALL CAP CORE FUND:           9,574,898
                                            -----------
     COMBINED PROFORMA:                     $14,722,297

     GROSS UNREALIZED DEPRECIATION
     PNC CAPITAL OPPORTUNITY EQUITY FUND:   $ (6,218,298)
     ALLEGIANT SMALL CAP CORE FUND:          (25,706,718)
                                            ------------
     COMBINED PROFORMA:                     $(31,925,016)

     NET UNREALIZED DEPRECIATION:
     PNC CAPITAL OPPORTUNITY EQUITY FUND:   $ (1,070,899)
     ALLEGIANT SMALL CAP CORE FUND:          (16,131,821)
                                            ------------
     COMBINED PROFORMA:                     $(17,202,720)

ADR  -- AMERICAN DEPOSITORY RECEIPT
CL   --  CLASS
LP   -- LIMITED PARTNERSHIP
REIT -- REAL ESTATE INVESTMENT TRUST

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                       Selling Fund         Acquiring Fund
                                                        PNC Capital           Allegiant
                                                    Opportunities Fund   Small Cap Core Fund   Pro Forma Combined
                                                    ------------------   -------------------   ------------------
ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS

                                                       Market Value          Market Value         Market Value
                                                    ------------------   -------------------   ------------------
Level 1 - Quoted Prices                                 29,650,411           211,012,760           240,663,171
Level 2 - Other Significant Observable Inputs            3,611,924                14,507             3,626,431
Level 3 - Significant Unobservable Inputs                  441,943                                     441,943
                                                        ----------           -----------           -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                 33,704,278           211,027,267           244,731,545
                                                        ----------           -----------           -----------

ASSETS - OTHER ASSETS*
VALUATION INPUTS

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs                  364,819                                     364,819
                                                        ----------                                 -----------
TOTAL ASSETS - OTHER ASSETS*                               364,819                                     364,819
                                                        ----------                                 -----------

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determined fair value:

ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS

                                                       Market Value          Market Value         Market Value
                                                    ------------------   -------------------   ------------------
BALANCE AS OF MAY 31, 2008                               1,699,250                                   1,699,250
Accrued discount/premiums                                   17,826                                      17,826
Realized gain (loss)                                         1,450                                       1,450
Changed in unrealized appreciation (depreciation)         (342,291)                                   (342,291)
Net Purchases (sales)                                     (159,794)                                   (159,794)
Transfers in and/ or out of Level 3                       (774,498)                                   (774,498)
                                                        ----------                                 -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                    441,943                                     441,943
                                                        ----------                                 -----------

ASSETS - OTHER ASSETS*
VALUATION INPUTS

                                                       Market Value          Market Value         Market Value
                                                    ------------------   -------------------   ------------------
BALANCE AS OF MAY 31, 2008                                                                                   -
Net increase                                               364,819                                     364,819
                                                        ----------                                 -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                    364,819                                     364,819
                                                        ----------                                 -----------

* Represents receivable for securities lending collateral shortfall presented in the Pro Forma Statement of Asset and Liabilities.

ALLEGIANT FUTURES CONTRACTS:

               NUMBER OF
DESCRIPTION    CONTRACTS   NOTIONAL COST AMOUNT   EXPIRATION DATE   UNREALIZED APPRECIATION
-----------    ---------   --------------------   ---------------   -----------------------
Russell Mini       38           14,482,573           6/19/2009              422,367

CASH IN THE AMOUNT OF $152,000 IS HELD BY THE BROKER AS COLLATERAL TO COVER INITIAL MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS).

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED BY THE FUND.

                        PNC GOVERNMENT MONEY MARKET FUND
                     ALLEGIANT GOVERNMENT MONEY MARKET FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009

                                                         SELLING FUND         ACQUIRING FUND ALLEGIANT
                                                        PNC GOVERNMENT               GOVERNMENT
                                                      MONEY MARKET FUND          MONEY MARKET FUND          PRO FORMA COMBINED
                                                   -----------------------  ---------------------------  ------------------------
                                         % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /       MARKET
                                         ASSETS**   PAR (000)      VALUE     PAR (000)       VALUE       PAR (000)       VALUE
                                         --------  ----------  -----------  -----------  --------------  ----------  ------------
U.S. GOVERNMENT AGENCY OBLIGATION          67.96%
FEDERAL FARM CREDIT                         8.24%
FEDERAL FARM CREDIT
   BANK (C)          0.1600%  24-JUL-09                                          15,000  $   14,996,467      15,000  $ 14,996,467
FEDERAL FARM CREDIT
   BANK (B)          0.9000%  16-DEC-09                 5,000    5,000,000                                    5,000     5,000,000
FEDERAL FARM CREDIT
   BANK B)           0.9400%  04-MAR-10                                          25,000      25,018,339      25,000    25,018,339
FEDERAL FARM CREDIT
   BANK B)           0.3510%  15-JAN-10                                          15,000      15,000,000      15,000    15,000,000
FEDERAL FARM CREDIT
   BANK B)           0.6500%  18-MAY-10                 3,000    2,999,615                                    3,000     2,999,615
FEDERAL FARM CREDIT
   BANK B)           5.1500%  20-JUL-09                                          10,531      10,601,050      10,531    10,601,050
FEDERAL FARM CREDIT
   BANK B)           0.2588%  14-OCT-09                10,000    9,999,908       15,000      14,982,822      25,000    24,982,730
FEDERAL FARM CREDIT
   BANK B)           0.3200%  21-DEC-09                                          15,000      14,957,221      15,000    14,957,221
FEDERAL FARM CREDIT
   BANK B)           1.0622%  25-JUN-10                 6,500    6,499,702                                    6,500     6,499,702
FEDERAL FARM CREDIT
   BANK B)           0.2160%  20-JUL-09                                          15,000      15,000,000      15,000    15,000,000
                                                               -----------               --------------              ------------
                                                                24,499,225                  110,555,899               135,055,124
FEDERAL HOME LOAN
   BANK                                    20.36%
FEDERAL HOME LOAN
   BANK (C)           0.250%  02-JUN-09                                          14,000      13,999,886      14,000    13,999,886
FEDERAL HOME LOAN
   BANK (A)           0.170%  12-JUN-09                 5,000    4,999,740                                    5,000     4,999,740
FEDERAL HOME LOAN
   BANK (C)           0.230%  12-JUN-09                                          15,000      14,998,946      15,000    14,998,946
FEDERAL HOME LOAN
   BANK (C)           0.180%  16-JUN-09                                          10,000       9,999,250      10,000     9,999,250
FEDERAL HOME LOAN
   BANK (C)           0.470%  02-JUL-09                                           3,832       3,830,549       3,832     3,830,549
FEDERAL HOME LOAN
   BANK (A)           0.520%  14-JUL-09                 5,000    4,996,894                                    5,000     4,996,894
FEDERAL HOME LOAN
   BANK (A)           0.170%  15-JUL-09                 5,000    4,998,961                                    5,000     4,998,961
FEDERAL HOME LOAN
   BANK (C)           0.200%  28-JUL-09                                          10,000       9,996,833      10,000     9,996,833
FEDERAL HOME LOAN
   BANK (C)           0.210%  29-JUL-09                                          15,000      14,995,046      15,000    14,995,046
FEDERAL HOME LOAN
   BANK (C)           0.210%  03-AUG-09                                           5,200       5,198,089       5,200     5,198,089
FEDERAL HOME LOAN
   BANK (C)           0.360%  26-AUG-09                                          15,000      14,987,100      15,000    14,987,100
FEDERAL HOME LOAN
   BANK (A)           0.230%  01-SEP-09                 1,300    1,299,236                                    1,300     1,299,236
FEDERAL HOME LOAN
   BANK (C)           0.700%  01-SEP-09                                           5,000       4,991,056       5,000     4,991,056
FEDERAL HOME LOAN
   BANK (A)           0.430%  29-SEP-09                 5,000    4,992,833                                    5,000     4,992,833
FEDERAL HOME LOAN
   BANK (A)           0.330%  21-OCT-09                 2,000    1,997,436                                    2,000     1,997,436
FEDERAL HOME LOAN
   BANK (C)           0.470%  02-NOV-09                                          10,000       9,979,894      10,000     9,979,894
FEDERAL HOME LOAN
   BANK (C)           1.090%  04-DEC-09                                           5,000       4,971,583       5,000     4,971,583
FEDERAL HOME LOAN
   BANK (A)           0.760%  09-DEC-09                 5,000    4,980,104                                    5,000     4,980,104
FEDERAL HOME LOAN
   BANK (C)           0.950%  01-FEB-10                                          15,500      15,400,843      15,500    15,400,843
FEDERAL HOME LOAN
   BANK               3.750%  18-AUG-09                                           5,725       5,767,723       5,725     5,767,723
FEDERAL HOME LOAN
   BANK (A)           5.000%  18-SEP-09                 3,000    3,038,911                                    3,000     3,038,911

                                                         SELLING FUND         ACQUIRING FUND ALLEGIANT
                                                        PNC GOVERNMENT               GOVERNMENT
                                                      MONEY MARKET FUND          MONEY MARKET FUND          PRO FORMA COMBINED
                                                   -----------------------  ---------------------------  ------------------------
                                         % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /       MARKET
                                         ASSETS**   PAR (000)      VALUE     PAR (000)       VALUE       PAR (000)      VALUE
                                         --------  ----------  -----------  -----------  --------------  ----------  ------------
FEDERAL HOME LOAN
   BANK (A)           5.125%  05-AUG-09                 3,000    3,016,301                                    3,000     3,016,301
FEDERAL HOME LOAN
   BANK(B)            0.920%  23-OCT-09                                          16,700      16,711,611      16,700    16,711,611
FEDERAL HOME LOAN
   BANK (B)           0.476%  23-NOV-09                                          15,000      15,015,118      15,000    15,015,118
FEDERAL HOME LOAN
   BANK (B)           1.061%  04-JUN-09                 6,500    6,500,000                                    6,500     6,500,000
FEDERAL HOME LOAN
   BANK (B)           0.239%  21-AUG-09                 5,000    5,000,000                                    5,000     5,000,000
FEDERAL HOME LOAN
   BANK (B)           0.289%  14-SEP-09                 4,000    4,000,000                                    4,000     4,000,000
FEDERAL HOME LOAN
   BANK (B)           0.480%  05-JUN-09                                          15,000      15,000,000      15,000    15,000,000
FEDERAL HOME LOAN
   BANK (B)           1.059%  18-SEP-09                                          10,000      10,011,107      10,000    10,011,107
FEDERAL HOME LOAN
   BANK (A)           3.000%  23-JUN-09                 5,000    4,999,307                                    5,000     4,999,307
FEDERAL HOME LOAN
   BANK (B)           0.325%  08-JAN-10                                          15,000      14,976,339      15,000    14,976,339
FEDERAL HOME LOAN
   BANK (B)           0.306%  13-JAN-10                                          15,000      14,978,077      15,000    14,978,077
FEDERAL HOME LOAN
   BANK (B)           0.791%  19-FEB-10                                           4,800       4,806,273       4,800     4,806,273
FEDERAL HOME LOAN
   BANK (B)           1.293%  10-SEP-09                                          15,000      15,000,000      15,000    15,000,000
FEDERAL HOME LOAN
   BANK (B)           1.126%  05-OCT-09                 8,000    8,000,001                                    8,000     8,000,001
FEDERAL HOME LOAN
   BANK(B)            1.032%  29-JUN-10                                          15,000      15,000,000      15,000    15,000,000
FEDERAL HOME LOAN
   BANK(B)            0.870%  23-FEB-10                                          10,000      10,000,000      10,000    10,000,000
FEDERAL HOME LOAN
   BANK A)            1.050%  23-FEB-10                 2,500    2,498,868                                    2,500     2,498,868
FEDERAL HOME LOAN
   BANK A)            0.820%  28-APR-10                 2,000    2,001,107                                    2,000     2,001,107
FEDERAL HOME LOAN
   BANK A)            0.700%  30-APR-10                 3,000    3,000,330                                    3,000     3,000,330
FEDERAL HOME LOAN
   BANK A)            0.520%  25-JUN-10                 3,000    2,998,500                                    3,000     2,998,500
                                                               -----------              ---------------              ------------
                                                                73,318,529                  260,615,323               333,933,852

FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION                             22.53%
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION(B)     0.305%  18-SEP-09                 5,000    5,001,412                                    5,000     5,001,412
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION
   (MTN) (B)          0.289%  21-SEP-09                                          15,000      14,996,976      15,000    14,996,976
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)    0.284%  21-SEP-09                 4,000    3,999,246                                    4,000     3,999,246
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)    1.087%  25-SEP-09                                          15,000      15,013,821      15,000    15,013,821
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)    0.246%  28-SEP-09                 2,500    2,497,552                                    2,500     2,497,552
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)    0.320%  08-OCT-09                 7,000    6,999,648                                    7,000     6,999,648
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)    0.261%  19-OCT-09                                          23,900      23,884,421      23,900    23,884,421
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)    0.214%  23-DEC-09                                          15,000      14,997,071      15,000    14,997,071
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)    3.125%  04-FEB-10                                           6,000       6,084,801       6,000     6,084,801
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)    0.311%  07-DEC-09                 5,000    4,999,578       15,000      15,000,000      20,000    19,999,578
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)    1.000%  30-DEC-09                 3,000    3,000,000                                    3,000     3,000,000
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)    0.620%  08-JAN-10                 5,000    5,000,000                                    5,000     5,000,000

                                                         SELLING FUND         ACQUIRING FUND ALLEGIANT
                                                        PNC GOVERNMENT               GOVERNMENT
                                                      MONEY MARKET FUND          MONEY MARKET FUND          PRO FORMA COMBINED
                                                   -----------------------  ---------------------------  ------------------------
                                         % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /       MARKET
                                         ASSETS**   PAR (000)      VALUE     PAR (000)       VALUE       PAR (000)      VALUE
                                         --------  ----------  -----------  -----------  --------------  ----------  ------------
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)    1.039%  12-JUL-10                 5,000    5,000,000                                    5,000     5,000,000
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION
   (MTN) (B)          0.816%  09-FEB-10                                          15,000      15,007,423      15,000    15,007,423
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)    0.240%  01-JUN-09                 5,000    5,000,000                                    5,000     5,000,000
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)    1.000%  01-JUN-09                                          10,000      10,000,000      10,000    10,000,000
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)    0.450%  15-JUN-09                                          10,000       9,998,250      10,000     9,998,250
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)    1.020%  25-JUN-09                                          10,000       9,993,200      10,000     9,993,200
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)    0.450%  26-JUN-09                                           2,602       2,601,187       2,602     2,601,187
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)    0.400%  06-JUL-09                 1,919    1,918,254                                    1,919     1,918,254
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)    0.230%  06-JUL-09                                          15,000      14,996,646      15,000    14,996,646
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)    0.480%  07-JUL-09                                          10,000       9,995,200      10,000     9,995,200
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)    0.150%  20-JUL-09                 1,104    1,103,775                                    1,104     1,103,775
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)    0.150%  27-JUL-09                 5,000    4,998,833                                    5,000     4,998,833
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)    0.150%  28-JUL-09                 5,000    4,998,813                                    5,000     4,998,813
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)    0.470%  28-JUL-09                                           5,845       5,840,650       5,845     5,840,650
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)    0.460%  30-JUL-09                                          15,000      14,988,692      15,000    14,988,692
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)    0.190%  03-AUG-09                 2,500    2,499,169                                    2,500     2,499,169
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)    0.520%  10-AUG-09                 5,000    4,994,945                                    5,000     4,994,945
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)    0.580%  10-AUG-09                                           8,000       7,990,978       8,000     7,990,978
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)    0.510%  11-AUG-09                 5,000    4,994,971                                    5,000     4,994,971
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)    0.270%  31-AUG-09                 1,000      999,318                                    1,000       999,318
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)    0.600%  01-SEP-09                                          10,000       9,988,756      10,000     9,988,756
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)    0.570%  02-SEP-09                 5,000    4,992,638                                    5,000     4,992,638
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)    0.400%  10-SEP-09                 5,000    4,994,389                                    5,000     4,994,389

                                                         SELLING FUND         ACQUIRING FUND ALLEGIANT
                                                        PNC GOVERNMENT               GOVERNMENT
                                                      MONEY MARKET FUND          MONEY MARKET FUND          PRO FORMA COMBINED
                                                   -----------------------  ---------------------------  ------------------------
                                         % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /     MARKET
                                         ASSETS**   PAR (000)      VALUE     PAR (000)       VALUE       PAR (000)     VALUE
                                         --------  ----------  -----------  -----------  --------------  ----------  ------------
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)    0.520%  14-SEP-09                                          10,000       9,984,833      10,000     9,984,833
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)    0.210%  21-SEP-09                 5,000    4,996,733                                    5,000     4,996,733
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)    0.230%  30-SEP-09                 1,600    1,598,763                                    1,600     1,598,763
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)    0.420%  05-OCT-09                                          15,000      14,977,950      15,000    14,977,950
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)    0.250%  19-OCT-09                 4,500    4,495,625                                    4,500     4,495,625
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)    0.250%  20-OCT-09                                          20,000      19,980,417      20,000    19,980,417
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)    0.300%  26-OCT-09                 4,000    3,995,100                                    4,000     3,995,100
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)    0.250%  02-NOV-09                 5,000    4,994,653                                    5,000     4,994,653
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)    0.560%  06-JAN-10                                          10,000       9,965,933      10,000     9,965,933
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION        4.250%  15-JUL-09                                          15,000      15,066,250      15,000    15,066,250
                                                               -----------               --------------              ------------
                                                                98,073,415                  271,353,455               369,426,870
FEDERAL NATIONAL
MORTGAGE
   ASSOCIATION                             16.83%
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)   0.3600%  02-JUN-09                                          10,000       9,999,900      10,000     9,999,900
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)   0.4000%  02-JUN-09                                           4,200       4,199,953       4,200     4,199,953
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)   0.9500%  03-JUN-09                                          10,000       9,999,472      10,000     9,999,472
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   0.4000%  04-JUN-09                 6,500    6,499,783                                    6,500     6,499,783
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)   0.1500%  08-JUN-09                                          11,000      10,999,679      11,000    10,999,679
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)   0.4300%  10-JUN-09                                          15,000      14,998,800      15,000    14,998,800
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)   0.1600%  12-JUN-09                                          10,000       9,999,511      10,000     9,999,511
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION(A)    0.4000%  15-JUN-09                 5,000    4,999,222                                    5,000     4,999,222
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   0.1700%  10-AUG-09                 3,000    2,999,008                                    3,000     2,999,008
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   0.2200%  17-AUG-09                 5,000    4,997,647                                    5,000     4,997,647
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   0.2000%  24-AUG-09                 2,005    2,004,064                                    2,005     2,004,064
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   0.3700%  24-AUG-09                 5,000    4,995,683                                    5,000     4,995,683

                                                         SELLING FUND         ACQUIRING FUND ALLEGIANT
                                                        PNC GOVERNMENT               GOVERNMENT
                                                      MONEY MARKET FUND          MONEY MARKET FUND          PRO FORMA COMBINED
                                                   -----------------------  ---------------------------  ------------------------
                                         % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /     MARKET
                                         ASSETS**   PAR (000)      VALUE     PAR (000)       VALUE       PAR (000)     VALUE
                                         --------  ----------  -----------  -----------  --------------  ----------  ------------
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   0.5500%  24-AUG-09                 5,000    4,993,583                                    5,000     4,993,583
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   0.2200%  01-SEP-09                 4,000    3,997,751                                    4,000     3,997,751
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   0.6500%  09-SEP-09                 1,160    1,157,906                                    1,160     1,157,906
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)   0.5300%  09-SEP-09                                          10,000       9,985,278      10,000     9,985,278
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)   0.7000%  14-SEP-09                                          10,000       9,979,583      10,000     9,979,583
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   0.6500%  21-SEP-09                 5,000    4,989,889                                    5,000     4,989,889
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)   0.4250%  23-SEP-09                                          10,000       9,986,542      10,000     9,986,542
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   0.2400%  25-SEP-09                 2,000    1,998,453                                    2,000     1,998,453
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   0.4200%  30-SEP-09                 5,000    4,992,438                                    5,000     4,992,438
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   0.4500%  30-SEP-09                 5,000    4,992,942                                    5,000     4,992,942
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   2.0400%  01-OCT-09                 3,500    3,476,278                                    3,500     3,476,278
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)   1.0500%  01-OCT-09                                          10,000       9,964,417      10,000     9,964,417
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   0.7000%  13-OCT-09                 3,000    2,992,183                                    3,000     2,992,183
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   0.2500%  28-OCT-09                 5,000    4,994,826                                    5,000     4,994,826
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   0.2800%  28-OCT-09                 1,500    1,498,262                                    1,500     1,498,262
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)   0.4400%  05-NOV-09                                          10,000       9,980,811      10,000     9,980,811
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION(C)    0.8500%  10-NOV-09                                          10,000       9,961,750      10,000     9,961,750
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   0.3700%  21-DEC-09                 4,000    3,991,655                                    4,000     3,991,655
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)   0.9000%  04-JAN-10                                          10,000       9,945,750      10,000     9,945,750
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)   0.5300%  19-JAN-10                                          10,000       9,965,844      10,000     9,965,844
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)   0.4700%  22-FEB-10                                          15,000      14,947,908      15,000    14,947,908
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   0.5000%  01-MAR-10                 2,500    2,490,521                                    2,500     2,490,521
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   5.1250%  13-JUL-09                 2,000    2,004,646                                    2,000     2,004,646
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)   1.0520%  21-JAN-10                                          23,000      23,078,682      23,000    23,078,682

                                                         SELLING FUND         ACQUIRING FUND ALLEGIANT
                                                        PNC GOVERNMENT               GOVERNMENT
                                                      MONEY MARKET FUND          MONEY MARKET FUND          PRO FORMA COMBINED
                                                   -----------------------  ---------------------------  ------------------------
                                         % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /     MARKET
                                         ASSETS**   PAR (000)      VALUE     PAR (000)       VALUE       PAR (000)     VALUE
                                         --------  ----------  -----------  -----------  --------------  ----------  ------------
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (B)   0.8825%  12-FEB-10                 3,000    2,995,558       15,000      14,973,777      18,000    17,969,335
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (B)   1.0288%  13-JUL-10                 5,000    4,998,846                                    5,000     4,998,846
                                                               -----------               --------------              ------------
                                                                83,061,144                  192,967,657               276,028,801

COMMERCIAL PAPER       5.49%
U.S. GOVERNMENT AGENCY BACKED TEMPORARY LIQUIDITY GUARANTEE PROGRAM 5.49%
BANK OF AMERICA
   (TLGP)
   (FDIC) (A)         0.290%  24-JUN-09                                          10,000       9,998,147      10,000     9,998,147
BANK OF AMERICA
   (TLGP)
   (FDIC) (A)         0.230%  04-AUG-09                                          10,000       9,995,911      10,000     9,995,911
CITIGROUP FUNDING
   (TLGP)
   (FDIC) (A)         0.230%  05-JUN-09                                          10,000       9,999,744      10,000     9,999,744
CITIGROUP FUNDING
   (TLGP)
   (FDIC) (A)         0.220%  02-JUL-09                                          10,000       9,998,106      10,000     9,998,106
CITIGROUP, TLGP
   (TLGP)
   (FDIC) (A)         0.200%  06-JUL-09                 5,000    4,999,028                                    5,000     4,999,028
CITIGROUP FUNDING
   (TLGP)
   (FDIC) (A)         0.200%  09-JUL-09                                          10,000       9,997,889      10,000     9,997,889
CITIGROUP, TLGP
   (TLGP)
   (FDIC) (A)         0.200%  20-JUL-09                 5,000    4,998,639                                    5,000     4,998,639
GENERAL ELECTRIC
   CAPITAL (TLGP)
   (FDIC)(A)          0.500%  12-JUN-09                                          10,000       9,998,372      10,000     9,998,372
GENERAL ELECTRIC
CAPITAL (TLGP)
   (FDIC)(A)          0.240%  17-JUN-09                                          10,000       9,998,933      10,000     9,998,933
GENERAL ELECTRIC
CAPITAL (TLGP)
   (FDIC)(A)          0.230%  29-JUL-09                                          10,000       9,996,294      10,000     9,996,294
                                                               -----------               --------------              ------------
                                                                 9,997,667                   79,983,396                89,981,063
U.S. TREASURY
OBLIGATIONS                                 3.05%
U.S. TREASURY BILLS                         3.05%
U.S. TREASURY BILLS   0.015%  04-JUN-09                                          10,000       9,999,834      10,000     9,999,834
U.S. TREASURY BILLS   0.170%  15-SEP-09                                          10,000       9,995,009      10,000     9,995,009
U.S. TREASURY BILLS   0.215%  11-JUN-09                                          30,000      29,998,213      30,000    29,998,213
                                                                                         --------------              ------------
                                                                                             49,993,056                49,993,056
REPURCHASE AGREEMENTS                      20.61%
JPMORGAN SECURITIES
   (AGREEMENT DATED
   5/29/09 TO BE
   REPURCHASED AT
   $40,000,500,
   COLLATERALIZED BY
   $40,000,000
   (VALUE
   $40,888,986) U.S.
   GOVERNMENT AGENCY
   OBLIGATION,
   INTEREST RATE
   1.19%, DUE
   9/24/10)           0.140%  01-JUN-09                40,000   40,000,000                                   40,000    40,000,000
MORGAN STANLEY
   SECURITIES
   (AGREEMENT DATED
   5/29/09 TO BE
   REPURCHASED AT
   $40,000,467,
   COLLATERALIZED BY
   $40,000,000
   (VALUE
   $40,908,221) U.S.
   GOVERNMENT AGENCY
   OBLIGATION,
   INTEREST RATE
   5.50%, DUE
   12/27/22)          0.150%  01-JUN-09                40,000   40,000,000                                   40,000    40,000,000
WACHOVIA SECURITIES
   (AGREEMENT DATED
   5/29/09 TO BE
   REPURCHASED AT
   $42,000,595
   COLLATERALIZED BY
   $42,000,000
   (VALUE
   $43,369,114) U.S.
   GOVERNMENT AGENCY
   OBLIGATIONS,
   INTEREST RATE
   5.00% - 5.35%,
   DUE 11/1/16 -
   3/12/21)           0.170%  01-JUN-09                42,000   42,000,000                                   42,000    42,000,000

                                                         SELLING FUND         ACQUIRING FUND ALLEGIANT
                                                        PNC GOVERNMENT               GOVERNMENT
                                                      MONEY MARKET FUND          MONEY MARKET FUND          PRO FORMA COMBINED
                                                   -----------------------  ---------------------------  ------------------------
                                         % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /     MARKET
                                         ASSETS**   PAR (000)      VALUE     PAR (000)       VALUE       PAR (000)     VALUE
                                         --------  ----------  -----------  -----------  --------------  ----------  ------------
BANK OF AMERICA
   SECURITIES, LLC
   (AGREEMENT DATED
   5/29/09 TO BE
   REPURCHASED AT
   $40,000,500,
   COLLATERALIZED BY
   $40,000,000
   (VALUE
   $40,823,219) U.S.
   GOVERNMENT AGENCY
   OBLIGATION,
   INTEREST RATE
   3.625%, DUE
   8/15/11)           0.150%  01-JUN-09                40,000   40,000,000                                   40,000    40,000,000

BANK OF AMERICA
   (AGREEMENT DATED
   05/29/09, DUE
   06/01/09,
   REPURCHASE
   PRICE
   $30,000,425,
   COLLATERALIZED
   BY FEDERAL
   NATIONAL
   MORTGAGE
   ASSOCIATION
   BOND) 4.000%,
   DUE 05/01/24,
   TOTAL MARKET
   VALUE
   $30,600,000)       0.170%  01-JUN-09                30,000   30,000,000                                   30,000    30,000,000
BARCLAYS
   (AGREEMENT DATED
   05/29/09, DUE
   06/01/09,
   REPURCHASE
   PRICE
   $31,000,388,
   COLLATERALIZED
   BY FEDERAL HOME
   LOAN MORTGAGE
   CORPORATION
   NOTE, 1.039%,
   DUE 07/14/10,
   TOTAL MARKET
   VALUE
   $31,620,348)       0.150%  01-JUN-09                31,000   31,000,000                                   31,000    31,000,000
DEUTSCHE BANK
   (AGREEMENT DATED
   05/29/09, DUE
   06/01/09,
   REPURCHASE
   PRICE
   $35,000,525,
   COLLATERALIZED
   BY FEDERAL HOME
   LOAN MORTGAGE
   CORPORATION
   BONDS AND
   GOVERNMENT
   NATIONAL
   MORTGAGE
   ASSOCIATION
   BONDS,
   5.000% TO
   7.000%, DUE
   12/15/23 TO
   11/15/38, TOTAL
   MARKET VALUE
   $35,700,000)       0.180%  01-JUN-09                35,000   35,000,000                                   35,000    35,000,000
   GOLDMAN SACHS
(AGREEMENT DATED
   05/29/09, DUE
   06/01/09,
   REPURCHASE
   PRICE
   $30,000,450,
   COLLATERALIZED
   BY JP MORGAN
   CHASE & CO.
   (TLGP) (FDIC),
   1.416%
   TO 2.200%, DUE
   06/15/12 TO
   12/26/12, TOTAL
   MARKET VALUE
   $30,600,001)       0.180%  01-JUN-09                30,000   30,000,000                                   30,000    30,000,000
GREENWICH CAPITAL
   (AGREEMENT DATED
   05/29/09, DUE
   06/01/09,
   REPURCHASE
   PRICE
   $35,000,525,
   COLLATERALIZED
   BY FEDERAL HOME
   LOAN BANK NOTES
   AND FEDERAL
   NATIONAL
   MORTGAGE
   ASSOCIATION
   BONDS, 3.250%
   TO 3.625%, DUE
   08/13/10 TO
   04/09/13,
   TOTAL MARKET
   VALUE
   $35,702,887        0.180%  01-JUN-09                35,000   35,000,000                                   35,000    35,000,000

                                                         SELLING FUND         ACQUIRING FUND ALLEGIANT
                                                        PNC GOVERNMENT               GOVERNMENT
                                                      MONEY MARKET FUND          MONEY MARKET FUND          PRO FORMA COMBINED
                                                   -----------------------  ---------------------------  -------------------------
                                         % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /       MARKET
                                         ASSETS**   PAR (000)      VALUE     PAR (000)       VALUE       PAR (000)       VALUE
                                         --------  ----------  -----------  -----------  --------------  ----------  -------------
UBS SECURITIES
   (AGREEMENT DATED
   05/29/09, DUE
   06/01/09,
   REPURCHASE
   PRICE
   $15,000,213,
   COLLATERALIZED BY
   FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION BOND,
   6.500%, DUE
   07/01/37, TOTAL
   MARKET VALUE
   $15,302,315)       0.170%  01-JUN-09                                          15,000      15,000,000      15,000     15,000,000
                                                               -----------               --------------              -------------
                                                               162,000,000                  176,000,000                338,000,000
MONEY MARKET FUND                           4.16%
AIM GOVERNMENT &
   AGENCY PORTFOLIO                                                          27,129,634      27,129,634  27,129,634     27,129,634
FFI GOVERNMENT FUND                                 1,720,945    1,720,945                                1,720,945      1,720,945
GOLDMAN SACHS FINANCIAL SQUARE
   FUNDS - GOVERNMENT FUND                         20,002,838   20,002,838                               20,002,838     20,002,838
JPMORGAN U.S. GOVERNMENT MONEY
   MARKET FUND                                     19,345,571   19,345,571                               19,345,571     19,345,571
                                                               -----------               --------------              -------------
                                                                41,069,354                   27,129,634                 68,198,988
                                                               -----------               --------------              -------------
TOTAL INVESTMENT AT
   MARKET VALUE                           101.27%              492,019,334                1,168,598,420              1,660,617,754
                                                               ===========               ==============              =============
TOTAL INVESTMENT AT
   COST (D)                                                    492,019,334                1,168,598,420              1,660,617,754
                                                               ===========               ==============              =============

(A)  Rate disclosed represents the yield at the time of purchase.

(B) Variable or floating rate security. Rate disclosed is as of May 31, 2009. The date reported is the final maturity date, not the next reset date.

(C)  Zero Coupon Bond -- the rate shown is the effective yield at purchase date.

(D)  Aggregate cost for financial reporting and Federal income tax purposes.

DN   -- Discount Note

FDIC -- Federal Deposit Insurance Corporation
MTN  -- Medium Term Note
TLGP -- Temporary Liquidity Guarantee Program

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                       Selling Fund                Acquiring Fund
                                                PNC Government Market Fund   Allegiant Government Money   Pro Forma Combined
                                                                                     Market Fund
                                                --------------------------   --------------------------   ------------------
ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS
                                                       Market Value                 Market Value             Market Value
                                                --------------------------   --------------------------   ------------------
Level 1 - Quoted Prices                                  41,069,354                    27,129,634               68,198,988
Level 2 - Other Significant Observable Inputs           450,949,980                 1,141,468,786            1,592,418,666
Level 3 - Significant Unobservable Inputs
                                                        -----------                 -------------            -------------
TOTAL ASSETS - INVESTMENT IN SECURITIES                 492,019,334                 1,168,598,420            1,660,617,654
                                                        -----------                 -------------            -------------

                          PNC INTERNATIONAL EQUITY FUND
                       ALLEGIANT INTERNATIONAL EQUITY FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009

                                                                   SELLING FUND          ACQUIRING FUND
                                                                PNC INTERNATIONAL    ALLEGIANT INTERNATIONAL
                                                                   EQUITY FUND             EQUITY FUND          PRO FORMA COMBINED
                                                              ---------------------  -----------------------  ----------------------
                                                    % OF NET  SHARES /     MARKET    SHARES /       MARKET     SHARES /     MARKET
                                                     ASSETS   PAR (000)     VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                    --------  ---------  ----------  ----------  -----------  ----------  ----------
FOREIGN COMMON STOCK                                 92.79%

CONSUMER DISCRETIONARY                               12.71%

ACCOR SA(A), (G)                    FRANCE                          584      25,988                                  584      25,988
ADIDAS AG(A)                        GERMANY                       7,672     280,733                                7,672     280,733
AISIN SEIKI CO., LTD. (A)           JAPAN                         2,001      39,928                                2,001      39,928
ASATSU-DK, INC. (A)                 JAPAN                        11,850     239,498                               11,850     239,498
AUTOLIV(G)                          SWEDEN                                               93,000    2,583,540      93,000   2,583,540
BARRATT DEVELOPMENTS PLC (C), (G)   UNITED KINGDOM                                    2,255,800    5,847,717   2,255,800   5,847,717
BAYERISCHE MOTOREN WERKE AG(A)      GERMANY                       3,757     135,406                                3,757     135,406
BELLWAY PLC                         UNITED KINGDOM                                      403,874    4,243,475     403,874   4,243,475
BHP BILLITON LTD. (A)               AUSTRALIA                    20,951     588,599                               20,951     588,599
BRIDGESTONE CORP. (A)               JAPAN                         2,200      33,604                                2,200      33,604
CHRISTIAN DIOR(G)                   FRANCE                                               41,500    3,191,375      41,500   3,191,375
COMPAGNIE GENERALE DES
   ETABLISSEMENTS                   FRANCE                        1,214      73,836                                1,214      73,836
MICHELIN, B SHARES(A)
COMPASS GROUP PLC                   UNITED KINGDOM                                      412,740    2,400,639     412,740   2,400,639
CULTURE CONVENIENCE CLUB(G)         JAPAN                                               168,600    1,392,099     168,600   1,392,099
DAIMLER AG(A)                       GERMANY                       6,960     255,263                                6,960     255,263
DENSO CORP. (A)                     JAPAN                         1,871      44,931                                1,871      44,931
DUNI AB                             SWEDEN                                              278,300    1,418,419     278,300   1,418,419
ESPRIT HOLDINGS LTD. (A)            HONG KONG                    80,700     514,400                               80,700     514,400
FIELMANN AG                         GERMANY                                              17,724    1,167,576      17,724   1,167,576
GOME ELECTRICAL APPLIANCES
   HOLDINGS LTD. (A), (D)           HONG KONG                   205,495      29,689                              205,495      29,689
HENNES & MAURITZ AB, B SHARES(A)    SWEDEN                        8,204     391,845      20,100      962,662      28,304   1,354,507
HONDA MOTOR CO., LTD. (A)           JAPAN                        10,247     297,451                               10,247     297,451
HYUNDAI MOTOR CO. (A)               SOUTH KOREA                   4,828     268,776                                4,828     268,776
INDITEX SA(A)                       SPAIN                         2,061      93,017                                2,061      93,017
INTERCONTINENTAL HOTELS GROUP PLC
   (A)                              UNITED KINGDOM               50,576     538,850                               50,576     538,850
LI & FUNG                           HONG KONG                                           220,867      598,768     220,867     598,768
LI NING(G)                          CHINA                                               448,220    1,105,877     448,220   1,105,877
LVMH MOET HENNESSY LOUIS VUITTON
   SA (A), (G)                      FRANCE                        1,880     156,296      15,440    1,286,126      17,320   1,442,422
MAKITA CORP. (A)                    JAPAN                           500      11,155                                  500      11,155
MARKS & SPENCER GROUP PLC(A)        UNITED KINGDOM                4,995      22,986                                4,995      22,986
NEW ORIENTAL EDUCATION &
TECHNOLOGY GROUP, ADR (C), (G)      CHINA                                                 9,420      517,723       9,420     517,723
NGK SPARK PLUG CO., LTD.(A)         JAPAN                        57,500     505,608                               57,500     505,608

                                                                   SELLING FUND          ACQUIRING FUND
                                                                PNC INTERNATIONAL    ALLEGIANT INTERNATIONAL
                                                                   EQUITY FUND             EQUITY FUND          PRO FORMA COMBINED
                                                              ---------------------  -----------------------  ----------------------
                                                    % OF NET  SHARES /     MARKET     SHARES /      MARKET     SHARES /     MARKET
                                                     ASSETS   PAR (000)     VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                    --------  ---------  ----------  ----------  -----------  ----------  ----------
NISSAN MOTOR CO., LTD.(A)           JAPAN                         9,500      57,043                                9,500      57,043
NITORI                              JAPAN                                                28,482    1,728,418      28,482   1,728,418
OPAP SA(A)                          GREECE                       11,926     368,477                               11,926     368,477
PANASONIC CORP.(A)                  JAPAN                         4,764      68,705                                4,764      68,705
PERSIMMON PLC                       UNITED KINGDOM                                      750,933    4,466,497     750,933   4,466,497
PPR(A)                              FRANCE                          699      59,158                                  699      59,158
PSA PEUGEOT CITROEN(A)              FRANCE                        1,604      49,195                                1,604      49,195
PUBLICIS GROUPE(A)                  FRANCE                        1,756      57,016                                1,756      57,016
RAFFLES EDUCATION(G)                SINGAPORE                                         1,858,327      692,207   1,858,327     692,207
RATIONAL AG                         GERMANY                                               6,630      712,730       6,630     712,730
REED ELSEVIER PLC(A)                NETHERLANDS                   8,851     106,838                                8,851     106,838
REED ELSEVIER PLC(A)                UNITED KINGDOM              100,988     819,805                              100,988     819,805
RENAULT SA(A)                       FRANCE                        4,281     166,824                                4,281     166,824
SEGA SAMMY HOLDINGS, INC.(A)        JAPAN                        26,550     295,721                               26,550     295,721
SEKISUI HOUSE, LTD.(A)              JAPAN                        67,500     654,726                               67,500     654,726
SONY CORP.(A)                       JAPAN                           979      25,679                                  979      25,679
SUZUKI MOTOR CORP.(A)               JAPAN                         6,063     135,457                                6,063     135,457
SWATCH GROUP AG(A)                  SWITZERLAND                     168      28,003                                  168      28,003
TAYLOR WIMPEY PLC(C), (G)           UNITED KINGDOM                                   10,550,065    5,520,137  10,550,065   5,520,137
TOYOTA MOTOR CORP.(A)               JAPAN                        42,061   1,684,958                               42,061   1,684,958
VIVENDI(A),(G)                      FRANCE                       33,158     875,385                               33,158     875,385
WPP GROUP PLC(A)                    UNITED KINGDOM               23,223     173,896                               23,223     173,896
                                                                         ----------               ----------              ----------
                                                                         10,174,745               39,835,985              50,010,730

CONSUMER STAPLES                                     10.65%
DIAGEO PLC(A)                       UNITED KINGDOM               78,108   1,066,254                               78,108   1,066,254
BRITISH AMERICAN TOBACCO PLC(A)     UNITED KINGDOM               70,881   1,936,216                               70,881   1,936,216
IMPERIAL TOBACCO GROUP PLC(A)       UNITED KINGDOM               71,249   1,851,858                               71,249   1,851,858
TESCO PLC(A)                        UNITED KINGDOM              190,606   1,129,377                              190,606   1,129,377
DIAGEO PLC, ADR(G)                  UNITED KINGDOM                                       12,590      686,910      12,590     686,910
DR PEPPER SNAPPLE GROUP, INC.(C)    UNITED STATES                28,552     620,435                               28,552     620,435
CASINO GUICHARD-PERRACHON SA(A)     FRANCE                          712      51,963                                  712      51,963
IMPERIAL TOBACCO GROUP PLC          UNITED KINGDOM                                       49,252    1,281,203      49,252   1,281,203
HENKEL AG & CO. KGAA(A)             GERMANY                         519      13,979                                  519      13,979
GREENCORE GROUP PLC                 IRELAND                                           1,481,667    2,416,506   1,481,667   2,416,506
METRO AG(A)                         GERMANY                       9,949     536,221                                9,949     536,221
BEIERSDORF AG(A)                    GERMANY                         420      20,673                                  420      20,673
KONINKLIJKE AHOLD(A)                NETHERLANDS                  12,503     151,623      98,700    1,202,717     111,203   1,354,340
CARREFOUR SA(A),(G)                 FRANCE                        2,717     121,715                                2,717     121,715
CSM(A)                              NETHERLANDS                  16,540     242,316                               16,540     242,316
ASAHI BREWERIES                     JAPAN                                               180,600    2,495,153     180,600   2,495,153
HENGAN INTERNATIONAL GROUP          HONG KONG                                            69,815      318,810      69,815     318,810
KT&G CORP.(A)                       SOUTH KOREA                   1,582      86,100                                1,582      86,100
FOSTER'S GROUP LTD.(A)              AUSTRALIA                   110,901     435,569                              110,901     435,569
KAO CORP. (A)                       JAPAN                        33,500     737,819                               33,500     737,819
SHINSEGAE CO., LTD. (A)             SOUTH KOREA                     304     106,617                                  304     106,617

                                                                   SELLING FUND          ACQUIRING FUND
                                                                PNC INTERNATIONAL    ALLEGIANT INTERNATIONAL
                                                                   EQUITY FUND             EQUITY FUND          PRO FORMA COMBINED
                                                              ---------------------  -----------------------  ----------------------
                                                    % OF NET  SHARES /     MARKET     SHARES /      MARKET     SHARES /     MARKET
                                                     ASSETS   PAR (000)     VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                    --------  ---------  ----------  ----------  -----------  ----------  ----------
SHISEIDO CO., LTD. (A), (G)         JAPAN                        56,000     957,791                               56,000     957,791
WESFARMERS LTD. (A)                 AUSTRALIA                     4,315      74,101                                4,315      74,101
WOOLWORTHS(A)                       AUSTRALIA                     6,943     141,293      69,514    1,420,285      76,457   1,561,578
NESTLE SA(A)                        SWITZERLAND                 100,062   3,636,102      59,250    2,157,463     159,312   5,793,565
HEINEKEN NV(A)                      NETHERLANDS                  13,423     479,040                               13,423     479,040
TESCO PLC                           UNITED KINGDOM                                      242,811    1,442,892     242,811   1,442,892
UNILEVER NV(A)                      NETHERLANDS                  86,745   2,079,749                               86,745   2,079,749
WILMAR INTERNATIONAL                SINGAPORE                                           817,030    2,808,440     817,030   2,808,440
GROUPE DANONE(A), (G)               FRANCE                       23,957   1,193,715                               23,957   1,193,715
RECKITT BENCKISER GROUP PLC(A)      UNITED KINGDOM               66,711   2,893,860      51,880    2,259,821     118,591   5,153,681
CADBURY PLC(A)                      UNITED KINGDOM               47,387     414,190                               47,387     414,190
MEIJI HOLDINGS(C), (G)              JAPAN                                                73,034    2,445,198      73,034   2,445,198
                                                                         ----------               ----------              ----------
                                                                         20,978,576               20,935,398              41,913,974

ENERGY                                                8.44%
BP PLC(A)                           UNITED KINGDOM              196,071   1,618,365                              196,071   1,618,365
BG GROUP PLC(A), (C)                UNITED KINGDOM               80,000   1,466,089                               80,000   1,466,089
TALISMAN ENERGY, INC.               CANADA                       14,298     231,937                               14,298     231,937
CANADIAN NATURAL RESOURCES LTD.     CANADA                        2,502     148,298                                2,502     148,298
PETRO-CANADA                        CANADA                        7,501     326,354                                7,501     326,354
ENCANA CORP.                        CANADA                       18,990   1,043,645                               18,990   1,043,645
SUNCOR ENERGY, INC.                 CANADA                        4,350     152,404                                4,350     152,404
LUKOIL,  SP ADR                     UNITED STATES                 1,000      53,000                                1,000      53,000
OMV AG(A)                           AUSTRIA                       7,282     295,300                                7,282     295,300
SAIPEM SPA(A)                       ITALY                         8,702     222,227                                8,702     222,227
TECHNIP SA                          FRANCE                                               66,900    3,317,992      66,900   3,317,992
GAZPROM OAO, ADR                    RUSSIA                       21,782     502,510                               21,782     502,510
UKRNAFTA OIL CO.(C)                 UKRAINE                       3,099      56,993                                3,099      56,993
PETROCHINA CO., LTD., H SHARES(A)   CHINA                       260,000     299,509                              260,000     299,509
CHINA PETROLEUM & CHEMICAL CORP.,
   H SHARES(A)                      CHINA                       350,000     285,391                              350,000     285,391
CHINA OILFIELD SERVICES             CHINA                                             1,562,920    1,728,049   1,562,920   1,728,049
WORLEYPARSONS                       AUSTRALIA                                            95,910    1,753,924      95,910   1,753,924
SANTOS LTD. (A)                     AUSTRALIA                    66,951     786,423                               66,951     786,423
SASOL                               SOUTH AFRICA                                         74,150    2,811,047      74,150   2,811,047
LUKOIL, SP ADR                      RUSSIA                        3,300     174,075                                3,300     174,075
WOODSIDE PETROLEUM LTD. (A)         AUSTRALIA                     7,257     253,185                                7,257     253,185
STATOILHYDRO ASA(A),(G)             NORWAY                       18,798     396,017                               18,798     396,017
ENI SPA(A)                          ITALY                        81,102   1,963,307                               81,102   1,963,307
PETROLEO BRASILEIRO SA, SP ADR      BRAZIL                       13,630     476,641                               13,630     476,641
BG GROUP PLC                        UNITED KINGDOM                                      183,007    3,362,640     183,007   3,362,640
CNOOC LTD. (A)                      HONG KONG                    77,000     101,794                               77,000     101,794
THAI OIL PCL                        THAILAND                                          2,386,300    2,834,209   2,386,300   2,834,209
FUGRO NV                            NETHERLANDS                                          30,640    1,278,128      30,640   1,278,128
ROYAL DUTCH SHELL PLC, A SHARES     NETHERLANDS                  29,919     803,637                               29,919     803,637
NOVATEK OAO, SP GDR                 RUSSIA                          150       7,890                                  150       7,890

                                                                   SELLING FUND          ACQUIRING FUND
                                                                PNC INTERNATIONAL    ALLEGIANT INTERNATIONAL
                                                                   EQUITY FUND             EQUITY FUND          PRO FORMA COMBINED
                                                              ---------------------  -----------------------  ----------------------
                                                    % OF NET  SHARES /     MARKET     SHARES /      MARKET     SHARES /     MARKET
                                                     ASSETS   PAR (000)     VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                    --------  ---------  ----------  ----------  -----------  ----------  ----------
INPEX HOLDINGS, INC. (A)            JAPAN                            61     497,114                                   61     497,114
TOTAL SA(A), (G)                    FRANCE                       45,950   2,659,762                               45,950   2,659,762
ROSNEFT OIL CO., GDR                RUSSIA                       10,550      70,790                               10,550      70,790
CAIRN ENERGY PLC(C)                 UNITED KINGDOM                                       30,000    1,221,569      30,000   1,221,569
                                                                         ----------               ----------              ----------
                                                                         14,892,657               18,307,558              33,200,215

FINANCIALS                                           12.62%
BRITISH LAND CO. PLC, REIT(A)       UNITED KINGDOM               97,239     617,253                               97,239     617,253
AVIVA PLC(A)                        UNITED KINGDOM                2,119      11,699                                2,119      11,699
STANDARD CHARTERED PLC(A)           UNITED KINGDOM                7,310     149,298                                7,310     149,298
HSBC HOLDINGS PLC(A)                UNITED KINGDOM              150,413   1,373,659                              150,413   1,373,659
LEGAL & GENERAL GROUP PLC(A)        UNITED KINGDOM               19,683      19,390                               19,683      19,390
PEARSON PLC(A)                      UNITED KINGDOM                9,908     104,858                                9,908     104,858
PRUDENTIAL PLC(A)                   UNITED KINGDOM               90,191     629,463                               90,191     629,463
OLD MUTUAL PLC(A)                   UNITED KINGDOM               22,547      26,880                               22,547      26,880
ROYAL BANK OF SCOTLAND GROUP PLC
   (A)                              UNITED KINGDOM              395,932     248,182                              395,932     248,182
LLOYDS TSB GROUP PLC(A)             UNITED KINGDOM              444,821     496,153                              444,821     496,153
E-HOUSE CHINA HOLDINGS, ADR(C),
   (G)                              CHINA                                               150,757    2,208,590     150,757   2,208,590
BANK OF IRELAND(C)                  IRELAND                                             475,770    1,128,236     475,770   1,128,236
BARCLAYS PLC(A)                     UNITED KINGDOM               53,380     257,334                               53,380     257,334
ICAP PLC                            UNITED KINGDOM                                      130,430      835,960     130,430     835,960
ASSICURAZIONI GENERALI SPA(A), (G)  ITALY                         5,060     113,155                                5,060     113,155
BANCA POPOLARE DI MILANO SCARL(A)   ITALY                         2,226      15,015                                2,226      15,015
INTESA SANPAOLO(A)                  ITALY                       197,957     716,110                              197,957     716,110
STANDARD CHARTERED PLC              UNITED KINGDOM                                       98,270    2,010,100      98,270   2,010,100
UNICREDIT SPA(A)                    ITALY                       116,483     306,286                              116,483     306,286
DNB ASA(A), (C)                     NORWAY                        4,845      40,649     158,600    1,327,471     163,445   1,368,120
KBC GROEP NV(A), (C)                BELGIUM                       1,661      34,741      18,500      384,748      20,161     419,489
ICICI BANK LTD., SP ADR             INDIA                         4,788     149,098                                4,788     149,098
HANNOVER RUECKVERSICHERUNG AG(C)    GERMANY                                              64,500    2,432,765      64,500   2,432,765
KOMERCNI BANKA A/S(A)               CZECH REPUBLIC                4,654     581,791                                4,654     581,791
MEDIOBANCA SPA(A)                   ITALY                         2,062      24,928                                2,062      24,928
DANSKE BANK A/S(A)                  DENMARK                       2,273      39,100                                2,273      39,100
NATIONAL BANK OF GREECE SA(A), (C)  GREECE                        1,067      29,532      28,177      770,023      29,244     799,555
SAMPO OYJ, A SHARES(A)              FINLAND                       1,119      21,138                                1,119      21,138
ALLIANZ SE(A)                       GERMANY                       2,543     250,692                                2,543     250,692
ERSTE GROUP BANK AG(A)              AUSTRIA                       1,721      41,838                                1,721      41,838
MUENCHENER RUECKVERSICHERUNG AG(A)  GERMANY                         943     132,312      16,100    2,273,852      17,043   2,406,164
NORDEA BANK AB(A)                   SWEDEN                        8,557      68,562                                8,557      68,562
BANCO BILBAO VIZCAYA ARGENTARIA SA  SPAIN                        29,589     364,956                               29,589     364,956
INVESTOR AB, CL B                   SWEDEN                                              159,645    2,504,184     159,645   2,504,184
SVENSKA HANDELSBANKEN AB,  A
   SHARES (A)                       SWEDEN                        1,216      23,755                                1,216      23,755
BANCO SANTANDER SA(A)               SPAIN                       176,930   1,907,557                              176,930   1,907,557

                                                                   SELLING FUND          ACQUIRING FUND
                                                                PNC INTERNATIONAL    ALLEGIANT INTERNATIONAL
                                                                   EQUITY FUND             EQUITY FUND          PRO FORMA COMBINED
                                                              ---------------------  -----------------------  ----------------------
                                                    % OF NET  SHARES /     MARKET     SHARES /      MARKET     SHARES /     MARKET
                                                     ASSETS   PAR (000)     VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                    --------  ---------  ----------  ----------  -----------  ----------  ----------
TELEFONICA SA(A), (G)               SPAIN                        69,502   1,501,359                               69,502   1,501,359
DEUTSCHE BANK AG(A), (G)            GERMANY                       5,009     336,985                                5,009     336,985
AEGON NV(A)                         NETHERLANDS                  10,080      63,371                               10,080      63,371
SOCIETE GENERALE(A)                 FRANCE                        2,672     156,062                                2,672     156,062
ZURICH FINANCIAL SERVICES AG(A)     SWITZERLAND                     626     117,214                                  626     117,214
MITSUBISHI UFJ FINANCIAL GROUP,
   ADR                              JAPAN                                               185,000    1,172,900     185,000   1,172,900
HSBC HOLDINGS (HK) PLC(A)           UNITED KINGDOM                6,000      53,939                                6,000      53,939
CHEUNG KONG HOLDINGS LTD. (A)       CHINA                         6,000      74,399                                6,000      74,399
CHIBA BANK, LTD. (THE) (A)          JAPAN                        73,800     449,268                               73,800     449,268
CHINA OVERSEAS LAND & INVESTMENT    HONG KONG                                           569,098    1,218,424     569,098   1,218,424
DAIWA SECURITIES GROUP, INC. (A)    JAPAN                         1,700      10,723                                1,700      10,723
HONG KONG EXCHANGES AND CLEARING    HONG KONG                                            37,000      570,351      37,000     570,351
CAPITALAND LTD. (A)                 SINGAPORE                   115,500     304,598                              115,500     304,598
MITSUBISHI UFJ FINANCIAL GROUP,
   INC. (A)                         JAPAN                       216,700   1,367,444                              216,700   1,367,444
SUMITOMO MITSUI FINANCIAL GROUP,
   INC(A), (G).                     JAPAN                        15,900     615,441                               15,900     615,441
MIZUHO FINANCIAL GROUP, INC. (A)    JAPAN                        19,200      46,185                               19,200      46,185
MITSUBISHI ESTATE CO., LTD. (A)     JAPAN                        98,000   1,616,026                               98,000   1,616,026
MIDLAND HOLDINGS                    HONG KONG                                           646,000      437,998     646,000     437,998
NOMURA HOLDINGS, INC. (A)           JAPAN                       136,838   1,033,790                              136,838   1,033,790
ORIX CORP. (A)                      JAPAN                           180      11,366                                  180      11,366
AMP LTD. (A)                        AUSTRALIA                   152,771     597,734                              152,771     597,734
CHINA LIFE INSURANCE CO. LTD., H
   SHARES(A)                        CHINA                        29,000     106,093                               29,000     106,093
T&D HOLDINGS, INC. (A)              JAPAN                        36,425   1,040,977                               36,425   1,040,977
SUMITOMO TRUST AND BANKING CO.,
   LTD. (A)                         JAPAN                         2,200      10,453                                2,200      10,453
SUN HUNG KAI PROPERTIES LTD. (A)    HONG KONG                    22,000     274,846                               22,000     274,846
BANK OF YOKOHAMA LTD. (THE) (A)     JAPAN                        72,100     356,418                               72,100     356,418
DEUTSCHE BOERSE AG(A)               GERMANY                       3,393     296,246                                3,393     296,246
UNIBAIL-RODAMCO(A)                  FRANCE                          858     138,088                                  858     138,088
AXA SA(A)                           FRANCE                       21,922     410,522                               21,922     410,522
ING GROEP NV(A)                     NETHERLANDS                  12,975     138,382                               12,975     138,382
CREDIT SUISSE GROUP AG(A)           SWITZERLAND                  23,128   1,035,006                               23,128   1,035,006
SWISS RE(A)                         SWITZERLAND                   3,392     110,925                                3,392     110,925
CREDIT AGRICOLE SA(A), (G)          FRANCE                       45,763     681,989                               45,763     681,989
FORTIS(A)                           BELGIUM                       7,669      29,422                                7,669      29,422
BNP PARIBAS(A)                      FRANCE                       25,859   1,797,820                               25,859   1,797,820
OTP BANK NYRT(A), (C)               HUNGARY                      38,304     682,302                               38,304     682,302
UBI BANCA - UNIONE DI BANCHE
   ITALIANE SCPA(A)                 ITALY                         1,523      21,136                                1,523      21,136
LLOYDS BANKING GROUP PLC            UNITED KINGDOM                                      641,917      706,919     641,917     706,919
DEUTSCHE POSTBANK AG(A)             GERMANY                         663      15,557                                  663      15,557
PING AN INSURANCE GROUP CO. OF
   CHINA LTD., H SHARES(A)          CHINA                         6,000      41,787                                6,000      41,787

                                                                   SELLING FUND          ACQUIRING FUND
                                                                PNC INTERNATIONAL    ALLEGIANT INTERNATIONAL
                                                                   EQUITY FUND             EQUITY FUND          PRO FORMA COMBINED
                                                              ---------------------  -----------------------  ----------------------
                                                    % OF NET  SHARES /     MARKET     SHARES /      MARKET     SHARES /     MARKET
                                                     ASSETS   PAR (000)     VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                    --------  ---------  ----------  ----------  -----------  ----------  ----------
RAIFFEISEN BANK AVAL(C)             UKRAINE                   1,024,439      50,904                            1,024,439      50,904
IG GROUP HOLDINGS PLC               UNITED KINGDOM                                      204,470      751,847     204,470     751,847
ANGLO IRISH BANK PLC(B), (C), (I)   IRELAND                                             435,474            0     435,474           0
BANCO POPULAR ESPANOL SA(A)         SPAIN                         3,135      28,234                                3,135      28,234
CHINA CONSTRUCTION BANK CORP.,
   H SHARES(A)                      CHINA                       190,000     123,991                              190,000     123,991
BANK OF CHINA LTD., H SHARES        CHINA                       167,000      75,198                              167,000      75,198
UBS AG(A)                           SWITZERLAND                  22,708     343,311                               22,708     343,311
UKRSOTSBANK JSCB(C)                 UKRAINE                   1,360,003      69,224                            1,360,003      69,224
INDUSTRIAL & COMMERCIAL BANK OF
CHINA, H SHARES(A)                  CHINA                       184,000     116,280                              184,000     116,280
SISTEMA-HALS, GDR(C), (F)           RUSSIA                       13,205       7,772                               13,205       7,772
SONY FINANCIAL HOLDINGS, INC. (A)   JAPAN                           260     759,869                                  260     759,869
SEVEN BANK                          JAPAN                                                   247      642,788         247     642,788
MITSUI SUMITOMO INSURANCE GROUP
   HOLDINGS, INC. (A)               JAPAN                        33,150     975,888                               33,150     975,888
KB FINANCIAL GROUP, INC. (A), (C)   SOUTH KOREA                   6,270     203,350                                6,270     203,350
LLOYDS BANKING GROUP PLC(A), (C)    UNITED KINGDOM              276,366     132,086                              276,366     132,086
IRF EUROPEAN FINANCE
   INVESTMENTS (D)                  GREECE                                              284,500      463,735     284,500     463,735
UBS AG(C), (G)                      SWITZERLAND                                          40,200      604,206      40,200     604,206
                                                                         ----------               ----------              ----------
                                                                         27,225,364               22,445,097              49,670,461

HEALTHCARE                                            6.69%
GLAXOSMITHKLINE PLC(A)              UNITED KINGDOM               12,042     202,975                               12,042     202,975
FRESENIUS SE(A)                     GERMANY                       1,972      95,154                                1,972      95,154
ICON PLC, ADR(C)                    IRELAND                                              26,570      463,381      26,570     463,381
MERCK KGAA(A)                       GERMANY                         264      25,421                                  264      25,421
BAYER AG(A), (G)                    GERMANY                      35,541   2,023,775                               35,541   2,023,775
SANOFI-AVENTIS SA(A)                FRANCE                        4,937     314,517                                4,937     314,517
CSL                                 AUSTRALIA                                            47,515    1,121,917      47,515   1,121,917
COCHLEAR                            AUSTRALIA                                            30,400    1,335,123      30,400   1,335,123
EISAI CO., LTD. (A)                 JAPAN                           765      26,162                                  765      26,162
FISHER & PAYKEL HEALTHCARE          NEW ZEALAND                                         427,959      796,756     427,959     796,756
NOVO NORDISK A/S, ADR(G)            DENMARK                                              27,000    1,406,160      27,000   1,406,160
SHIONOGI                            JAPAN                                                38,000      748,911      38,000     748,911
TAKEDA PHARMACEUTICAL CO.,
   LTD. (A)                         JAPAN                           763      30,260                                  763      30,260
ASTELLAS PHARMA, INC. (A)           JAPAN                        20,450     695,181                               20,450     695,181
NOVO NORDISK A/S, B SHARES(A)       DENMARK                       4,873     253,752                                4,873     253,752
NOVARTIS AG(A)                      SWITZERLAND                  54,277   2,170,062                               54,277   2,170,062
ROCHE HOLDINGS AG(A)                SWITZERLAND                  21,808   2,975,952      26,014    3,561,954      47,822   6,537,906
SONOVA HOLDING AG                   SWITZERLAND                                          12,100      897,975      12,100     897,975
ESSILOR INTERNATIONAL SA(A), (G)    FRANCE                       12,817     590,455                               12,817     590,455
LONZA GROUP AG(G)                   SWITZERLAND                                           8,814      913,360       8,814     913,360
NOBEL BIOCARE HOLDING AG(A)         SWITZERLAND                   1,082      25,104                                1,082      25,104
GETINGE AB, B SHARES(A)             SWEDEN                        3,468      46,713                                3,468      46,713
TEVA PHARMACEUTICAL INDUSTRIES,
   ADR(G)                           ISRAEL                                               49,104    2,276,461      49,104   2,276,461

                                                                   SELLING FUND          ACQUIRING FUND
                                                                PNC INTERNATIONAL    ALLEGIANT INTERNATIONAL
                                                                   EQUITY FUND             EQUITY FUND          PRO FORMA COMBINED
                                                              ---------------------  -----------------------  ----------------------
                                                    % OF NET  SHARES /     MARKET     SHARES /      MARKET     SHARES /     MARKET
                                                     ASSETS   PAR (000)     VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                    --------  ---------  ----------  ----------  -----------  ----------  ----------
GRIFOLS SA                          SPAIN                                                62,410    1,129,070      62,410   1,129,070
ALK-ABELLO A/S(A)                   DENMARK                         377      29,649                                  377      29,649
ORION OYJ( C)                       FINLAND                       3,297      53,726                                3,297      53,726
ACTELION(C)                         SWITZERLAND                                          24,863    1,288,679      24,863   1,288,679
QIAGEN NV(C), (G)                   NETHERLANDS                                          46,872      824,947      46,872     824,947
                                                                         ----------               ---------               ----------
                                                                          9,558,858               16,764,694              26,323,552

INDUSTRIALS                                          13.41%
HAYS PLC(A)                         UNITED KINGDOM              520,726     699,788                              520,726     699,788
CANADIAN PACIFIC RAILWAY LTD.       CANADA                        1,183      48,111                                1,183      48,111
INTERTEK GROUP PLC                  UNITED KINGDOM                                       49,000      835,751      49,000     835,751
ROLLS-ROYCE GROUP PLC, C SHARES
   (A), (D)                         UNITED KINGDOM                8,945      47,609                                8,945      47,609
ABB, ADR                            SWITZERLAND                                         104,805    1,725,090     104,805   1,725,090
BOUYGUES SA(A)                      FRANCE                        1,362      56,054                                1,362      56,054
EUROPEAN AERONAUTIC DEFENCE AND
   SPACE CO. (A)                    NETHERLANDS                     573       9,399                                  573       9,399
A P MOLLER - MAERSK A/S,
   B SHARES (A)                     DENMARK                           4      24,869                                    4      24,869
FLUGHAFEN WIEN AG(A)                AUSTRIA                       2,946     113,997                                2,946     113,997
DEUTSCHE POST AG(A)                 GERMANY                       3,709      51,308                                3,709      51,308
SCHNEIDER ELECTRIC SA(A), (G)       FRANCE                        1,210      91,030                                1,210      91,030
RANDSTAD HOLDING NV(A)              NETHERLANDS                     825      25,472                                  825      25,472
TNT NV(A)                           NETHERLANDS                   2,447      48,138                                2,447      48,138
MAN AG(A)                           GERMANY                       1,655     101,155                                1,655     101,155
SIEMENS AG(A)                       GERMANY                      16,610   1,213,180                               16,610   1,213,180
TREVI FINANZIARIA SPA               ITALY                                               265,841    3,151,337     265,841   3,151,337
FLUGHAFEN ZUERICH AG(A)             SWITZERLAND                     461     107,987                                  461     107,987
VESTAS WIND SYSTEMS A/S(A), (C)     DENMARK                         354      25,904      34,134    2,514,691      34,488   2,540,595
KONINKLIJKE (ROYAL) PHILIPS
   ELECTRONICS NV(A)                NETHERLANDS                  38,321     722,235                               38,321     722,235
CENTRAL JAPAN RAILWAY CO. (A)       JAPAN                             7      44,861                                    7      44,861
BEIJING CAPITAL INTERNATIONAL
   AIRPORT CO., LTD. (A)            CHINA                        94,158      74,783                               94,158      74,783
DAIKIN INDUSTRIES, LTD. (A)         JAPAN                           896      27,698                                  896      27,698
EAST JAPAN RAILWAY CO. (A)          JAPAN                         9,254     552,801                                9,254     552,801
FANUC LTD. (A)                      JAPAN                         1,806     145,946       9,066      732,292      10,872     878,238
CHINA MERCHANTS HOLDINGS
   INTERNATIONAL CO., LTD. (A)      HONG KONG                    35,292     108,741                               35,292     108,741
HYUNDAI HEAVY INDUSTRIES, CO.
   LTD. (A)                         SOUTH KOREA                     712     123,254                                  712     123,254
HUTCHISON WHAMPOA LTD. (A)          HONG KONG                    32,000     225,049                               32,000     225,049
IINO KAIUN KAISHA                   JAPAN                                               422,000    2,491,058     422,000   2,491,058
ITOCHU CORP. (A)                    JAPAN                        25,000     181,686                               25,000     181,686
KOMATSU LTD. (A)                    JAPAN                        12,686     185,296                               12,686     185,296
KUBOTA CORP. (A)                    JAPAN                         2,449      18,197                                2,449      18,197
KURITA WATER INDUSTRIES(G)          JAPAN                                                43,434    1,200,368      43,434   1,200,368
MITSUBISHI CORP. (A), (G)           JAPAN                        16,569     314,443      62,894    1,198,502      79,463   1,512,945
MITSUBISHI ELECTRIC CORP. (A)       JAPAN                        53,565     311,775                               53,565     311,775

                                                                   SELLING FUND          ACQUIRING FUND
                                                                PNC INTERNATIONAL    ALLEGIANT INTERNATIONAL
                                                                   EQUITY FUND             EQUITY FUND          PRO FORMA COMBINED
                                                              ---------------------  -----------------------  ----------------------
                                                    % OF NET  SHARES /     MARKET     SHARES /      MARKET     SHARES /     MARKET
                                                     ASSETS   PAR (000)     VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                    --------  ---------  ----------  ----------  -----------  ----------  ----------
MITSUBISHI HEAVY INDUSTRIES
   LTD. (A)                         JAPAN                        97,000     350,263                               97,000     350,263
MITSUI & CO., LTD. (A)              JAPAN                        25,232     320,401                               25,232     320,401
NGK INSULATORS LTD. (A)             JAPAN                         4,000      71,570                                4,000      71,570
NIPPON YUSEN KABUSHIKI(G)           JAPAN                                               447,000    2,147,878     447,000   2,147,878
FRAPORT AG FRANKFURT AIRPORT
   SERVICES WORLDWIDE(A), (G)       GERMANY                      14,165     581,123                               14,165     581,123
ABB LTD. (A)                        SWITZERLAND                  81,580   1,344,546                               81,580   1,344,546
ADECCO SA(A)                        SWITZERLAND                     536      23,388                                  536      23,388
SKANSKA AB,  B SHARES(A)            SWEDEN                        2,069      22,862                                2,069      22,862
COMPAGNIE DE SAINT-GOBAIN(A)        FRANCE                        1,739      63,455                                1,739      63,455
ATLANTIA SPA(A)                     ITALY                         1,118      23,684                                1,118      23,684
ULTRA ELECTRONICS HOLDINGS          UNITED KINGDOM                                       36,300      647,632      36,300     647,632
GAMESA CORP. TECNOLOGICA, SA(A)     SPAIN                           760      17,111                                  760      17,111
CAMILLO EITZEN(C), (G)              NORWAY                                              184,997      280,185     184,997     280,185
G4S PLC(A)                          UNITED KINGDOM               91,064     311,860                               91,064     311,860
G4S PLC(A)                          UNITED KINGDOM               57,982     196,240                               57,982     196,240
KONE OYJ, CL B(A)                   FINLAND                       1,040      31,591     115,700    3,530,392     116,740   3,561,983
CARGOTEC, CL B                      FINLAND                                             114,400    1,914,215     114,400   1,914,215
ALSTOM SA(A)                        FRANCE                        4,303     273,338                                4,303     273,338
YIT OYJ(G)                          FINLAND                                             284,799    3,023,134     284,799   3,023,134
KONECRANES OYJ                      FINLAND                                             113,200    2,723,026     113,200   2,723,026
LEGRAND SA(A)                       FRANCE                       35,510     752,115                               35,510     752,115
AEROPORTS DE PARIS(A)               FRANCE                        2,354     171,549                                2,354     171,549
DEMAG CRANES AG                     GERMANY                                              40,400      992,242      40,400     992,242
VALLOUREC(A), (G)                   FRANCE                        5,179     654,398                                5,179     654,398
BRAMBLES LTD. (A)                   AUSTRALIA                   164,168     779,527                              164,168     779,527
ZHUZHOU CSR TIMES ELECTRIC          CHINA                                               497,000      729,926     497,000     729,926
AB SKF, B SHARES(A), (G)            SWEDEN                        7,474      88,755                                7,474      88,755
ATLAS COPCO AB, A SHARES(A)         SWEDEN                        6,702      67,878                                6,702      67,878
VOLVO AB, B SHARES(A)               SWEDEN                        6,408      41,370                                6,408      41,370
SANDVIK AB(A)                       SWEDEN                       17,845     147,550                               17,845     147,550
ORKLA ASA(A)                        NORWAY                        9,929      81,494                                9,929      81,494
ANDRITZ AG                          AUSTRIA                                              67,700    2,756,029      67,700   2,756,029
SMITHS GROUP PLC(A)                 UNITED KINGDOM               47,452     559,216                               47,452     559,216
VINCI SA(A), (G)                    FRANCE                       15,477     745,167                               15,477     745,167
CHINA HIGH SPEED TRANSMISSION
   EQUIPMENT GROUP                  CHINA                                               814,105    1,735,538     814,105   1,735,538
TOGNUM AG                           GERMANY                                             167,600    2,554,539     167,600   2,554,539
CAPITA GROUP PLC(A)                 UNITED KINGDOM               22,941     266,129     106,311    1,234,988     129,252   1,501,117
ROLLS-ROYCE GROUP PLC(A), (C)       UNITED KINGDOM              767,481       1,240                              767,481       1,240
WOLSELEY PLC(A)                     UNITED KINGDOM               57,280     971,833                               57,280     971,833
                                                                         ----------               ----------              ----------
                                                                         14,660,419               38,118,813              52,779,232

INFORMATION TECHNOLOGY                                6.37%
AUTONOMY PLC(C)                     UNITED KINGDOM                                      104,210    2,609,301     104,210   2,609,301
ARM HOLDINGS PLC, ADR               UNITED KINGDOM                                      150,300      790,578     150,300     790,578

                                                                   SELLING FUND          ACQUIRING FUND
                                                                PNC INTERNATIONAL    ALLEGIANT INTERNATIONAL
                                                                   EQUITY FUND             EQUITY FUND          PRO FORMA COMBINED
                                                              ---------------------  -----------------------  ----------------------
                                                    % OF NET  SHARES /     MARKET     SHARES /      MARKET     SHARES /     MARKET
                                                     ASSETS   PAR (000)     VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                    --------  ---------  ----------  ----------  -----------  ----------  ----------
INFOSYS TECHNOLOGIES, ADR           INDIA                                                19,100      660,478      19,100     660,478
SAP AG(A)                           GERMANY                       3,599     154,939                                3,599     154,939
NOKIA OYJ(A), (G)                   FINLAND                      68,583   1,050,438                               68,583   1,050,438
CANON, INC. (A)                     JAPAN                         2,757      91,533                                2,757      91,533
HOYA CORP. (A)                      JAPAN                        28,250     591,828                               28,250     591,828
KEYENCE CORP. (A)                   JAPAN                         4,660     972,806                                4,660     972,806
KYOCERA CORP. (A)                   JAPAN                           290      22,977                                  290      22,977
HTC                                 TAIWAN                                               53,449      872,557      53,449     872,557
NHN CORP. (A), (C)                  SOUTH KOREA                     170      27,093                                  170      27,093
NINTENDO CO., LTD. (A)              JAPAN                         3,281     891,360       8,715    2,351,828      11,996   3,243,188
NIDEC CORP. (A)                     JAPAN                         1,900     109,259                                1,900     109,259
KAKAKU.COM                          JAPAN                                                   195      725,200         195     725,200
RICOH CO., LTD. (A)                 JAPAN                         3,550      49,143                                3,550      49,143
SAMSUNG ELECTRONICS CO., LTD. (A)   SOUTH KOREA                   1,821     816,495       6,700    2,996,023       8,521   3,812,518
OPERA SOFTWARE ASA(C)               NORWAY                                              195,000      849,600     195,000     849,600
TEMENOS GROUP AG(C), (G)            SWITZERLAND                                         122,160    1,918,373     122,160   1,918,373
WIRECARD AG(C), (G)                 GERMANY                                             150,526    1,380,017     150,526   1,380,017
RESEARCH IN MOTION LTD.(C)          CANADA                          831      65,350                                  831      65,350
SAP AG, ADR(G)                      GERMANY                                              33,656    1,458,988      33,656   1,458,988
TAIWAN SEMICONDUCTOR MANUFACTURING
   CO. LTD., SP ADR                 TAIWAN                       95,071   1,040,077                               95,071   1,040,077
UNITED MICROELECTRONICS CORP.,
   SP ADR                           TAIWAN                        7,554      24,173                                7,554      24,173
TENCENT HOLDINGS                    CHINA                                               228,204    2,562,979     228,204   2,562,979
                                                                         ----------               ----------              ----------
                                                                          5,907,471               19,175,922              25,083,393

MATERIALS                                            13.95%
VALE SA, ADR                        BRAZIL                                              100,453    1,923,675     100,453   1,923,675
BHP BILLITON PLC(A)                 UNITED KINGDOM              120,545   2,887,831                              120,545   2,887,831
CRH PLC, EU(A)                      IRELAND                      43,802   1,021,834                               43,802   1,021,834
RIO TINTO PLC(A)                    UNITED KINGDOM               19,658     890,591                               19,658     890,591
CRH PLC                             IRELAND                                             139,107    3,250,043     139,107   3,250,043
BARRICK GOLD CORP.                  CANADA                        3,679     139,409                                3,679     139,409
CEMEX SAB DE CV                     MEXICO                       47,011      45,648                               47,011      45,648
METHANEX                            CANADA                                              264,700    3,166,459     264,700   3,166,459
GOLDCORP, INC.                      CANADA                        3,534     139,677                                3,534     139,677
POTASH CORP. OF SASKATCHEWAN, INC.  CANADA                        7,392     852,442                                7,392     852,442
MINING AND METALLURGICAL CO.
   NORILISK NICKEL, ADR             RUSSIA                           74         841                                   74         841
LONMIN PLC(A)                       UNITED KINGDOM               10,555     244,978                               10,555     244,978
XSTRATA PLC(A)                      UNITED KINGDOM               68,042     775,930                               68,042     775,930
CRH PLC, US(A)                      IRELAND                      36,443     863,145                               36,443     863,145
SYNGENTA AG(A)                      SWITZERLAND                   2,380     579,399                                2,380     579,399
LAFARGE SA(A)                       FRANCE                          724      49,711                                  724      49,711
MINING AND METALLURIGICAL CO.
   NORILSK NICKEL                   RUSSIA                       11,750     133,597                               11,750     133,597

                                                                   SELLING FUND          ACQUIRING FUND
                                                                PNC INTERNATIONAL    ALLEGIANT INTERNATIONAL
                                                                   EQUITY FUND             EQUITY FUND          PRO FORMA COMBINEDr
                                                              ---------------------  -----------------------  ----------------------
                                                    % OF NET  SHARES /     MARKET     SHARES /      MARKET     SHARES /     MARKET
                                                     ASSETS   PAR (000)     VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                    --------  ---------  ----------  ----------  -----------  ----------  ----------
SOLVAY SA(A)                        BELGIUM                         154      14,114      27,899    2,564,309      28,053   2,578,423
UPM-KYMMENE OYJ(A)                  FINLAND                       4,359      40,868                                4,359      40,868
STORA ENSO OYJ, R SHARES(A)         FINLAND                       4,451      26,706                                4,451      26,706
BASF SE(A)                          GERMANY                       1,861      78,590      65,000    2,756,623      66,861   2,835,213
LIHIR GOLD, ADR(C), (G)             AUSTRALIA                                            21,400      553,190      21,400     553,190
AKZO NOBEL NV(A)                    NETHERLANDS                  16,443     766,359                               16,443     766,359
LINDE AG(A)                         GERMANY                       5,812     485,511                                5,812     485,511
K+S AG(A), (G)                      GERMANY                         695      51,750      24,506    1,836,313      25,201   1,888,063
GIVAUDAN SA(A)                      SWITZERLAND                      74      48,577                                   74      48,577
METOREX(C)                          SOUTH AFRICA                                      1,170,651      325,600   1,170,651     325,600
RIO TINTO LTD. (A), (G)             AUSTRALIA                    13,018     679,767                               13,018     679,767
OZ MINERALS LTD. (A)                AUSTRALIA                   648,240     455,086                              648,240     455,086
ORICA LTD. (A)                      AUSTRALIA                    11,982     193,844                               11,982     193,844
JSR CORP. (A)                       JAPAN                        22,150     331,549                               22,150     331,549
KURARAY                             JAPAN                                                69,927      699,961      69,927     699,961
JFE HOLDINGS, INC. (A)              JAPAN                         1,600      53,674                                1,600      53,674
MARUICHI STEEL TUBE(G)              JAPAN                                                28,100      537,325      28,100     537,325
TAIYO NIPPON SANSO CORP. (A)        JAPAN                       105,029     902,961                              105,029     902,961
NITTO DENKO CORP.(A)                JAPAN                        13,100     367,770                               13,100     367,770
PALADIN ENERGY LTD. (A), (C)        AUSTRALIA                    90,467     367,350                               90,467     367,350
POSCO(A)                            SOUTH KOREA                     780     261,470                                  780     261,470
ZIJIN MINING GROUP, CL H            CHINA                                             3,080,857    2,814,567   3,080,857   2,814,567
SHIN-ETSU CHEMICAL CO., LTD. (A)    JAPAN                           637      33,422                                  637      33,422
SHOWA DENKO KK                      JAPAN                                             1,404,000    2,089,604   1,404,000   2,089,604
SUMITOMO METAL INDUSTRIES LTD. (A)  JAPAN                       195,000     529,260                              195,000     529,260
TORAY INDUSTRIES, INC. (A)          JAPAN                        61,000     302,479                               61,000     302,479
POSCO, ADR                          SOUTH KOREA                   1,493     125,248                                1,493     125,248
HOLCIM LTD. (A)                     SWITZERLAND                   1,405      74,676                                1,405      74,676
YARA INTERNATIONAL ASA(A)           NORWAY                          807      26,603                                  807      26,603
SYNGENTA AG, ADR(G)                 SWITZERLAND                                          57,692    2,815,370      57,692   2,815,370
BHP BILLITON, ADR(G)                AUSTRALIA                                           113,587    6,388,133     113,587   6,388,133
VALE SA, SP ADR(G)                  BRAZIL                       20,001     383,019                               20,001     383,019
IMERYS SA(C), (G)                   FRANCE                                               27,613    1,182,440      27,613   1,182,440
ARCELORMITTAL                       FRANCE                       15,725     523,963                               15,725     523,963
KINROSS GOLD CORP.                  CANADA                       16,763     336,412                               16,763     336,412
WACKER CHEMIE AG(A)                 GERMANY                         242      30,293                                  242      30,293
SSAB SVENSKT STAL AB, SER A(A),
   (G)                              SWEDEN                       19,869     267,646                               19,869     267,646
IMPALA PLATINUM HOLDINGS LTD(A)     SOUTH AFRICA                  1,164      28,293                                1,164      28,293
SMURFIT KAPPA GROUP PLC             IRELAND                                             919,900    5,224,386     919,900   5,224,386
SVENSKA CELLULOSA AB (SCA),
   B SHARES(A)                      SWEDEN                        8,483      98,159                                8,483      98,159
ANGLO AMERICAN PLC(A)               UNITED KINGDOM                8,497     248,712                                8,497     248,712
                                                                         ----------               ----------              ----------
                                                                         16,759,164               38,127,998              54,887,162

TELECOMMUNICATION SERVICES                            3.70%
AMERICA MOVIL SAB DE CV, ADR,
   SER L                            MEXICO                       11,606     444,858                               11,606     444,858

                                                                 SELLING FUND            ACQUIRING FUND
                                                               PNC INTERNATIONAL    ALLEGIANT INTERNATIONAL
                                                                  EQUITY FUND             EQUITY FUND           PRO FORMA COMBINED
                                                     % OF   ----------------------  -----------------------  -----------------------
                                                      NET    SHARES /     MARKET     SHARES /      MARKET     SHARES /      MARKET
                                                    ASSETS  PAR (000)     VALUE      PAR (000)     VALUE      PAR (000)     VALUE
                                                    ------  ---------  -----------  ----------  -----------  ----------  -----------
CABLE & WIRELESS PLC                UNITED KINGDOM                                     478,000    1,045,550     478,000    1,045,550
BT GROUP PLC(A)                     UNITED KINGDOM             16,864       24,119                               16,864       24,119
TELEKOM AUSTRIA AG(A), (G)          AUSTRIA                    29,374      453,684                               29,374      453,684
TELENOR ASA(A)                      NORWAY                      1,901       16,074                                1,901       16,074
HELLENIC TELECOM ORGANIZATION
   SA(A)                            GREECE                      9,219      149,865                                9,219      149,865
FRANCE TELECOM SA(A)                FRANCE                     29,261      715,475                               29,261      715,475
SWISSCOM AG(A)                      SWITZERLAND                   170       50,281                                  170       50,281
DEUTSCHE TELEKOM AG(A)              GERMANY                     6,206       71,374                                6,206       71,374
ROYAL KPN NV(A)                     NETHERLANDS                14,614      192,261                               14,614      192,261
TELIASONERA AB(A)                   SWEDEN                      4,576       23,596                                4,576       23,596
CHINA MOBILE LTD. (A)               HONG KONG                  46,598      456,562                               46,598      456,562
TELSTRA CORP., LTD. (A)             AUSTRALIA                 122,681      305,928                              122,681      305,928
NTT DOCOMO, INC. (A)                JAPAN                         393      587,487                                  393      587,487
SK TELECOM CO., LTD. (A)            SOUTH KOREA                   941      132,318      22,200    3,110,185      23,141    3,242,503
KDDI CORP. (A)                      JAPAN                           9       47,113         419    2,198,549         428    2,245,662
KT CORP. (A)                        SOUTH KOREA                   730       19,778                                  730       19,778
CHINA TELECOM CORP., LTD.,
   H SHARES(A)                      CHINA                      60,000       28,489                               60,000       28,489
MTN GROUP LTD. (A)                  SOUTH AFRICA               28,095      409,697      54,935      800,524      83,030    1,210,221
NIPPON TELEGRAPH & TELEPHONE
   CORP. (A)                        JAPAN                         500       20,784                                  500       20,784
VIMPEL-COMMUNICATIONS, SP ADR       RUSSIA                      2,031       26,525                                2,031       26,525
TELECOM ITALIA SPA(A)               ITALY                      46,197       65,130                               46,197       65,130
SK TELECOM CO., LTD., ADR           SOUTH KOREA                 4,061       63,880                                4,061       63,880
UKRTELECOM                          UKRAINE                 5,189,396      273,014                            5,189,396      273,014
SINGAPORE TELECOMMUNICATIONS
 LTD. (A), (G)                      SINGAPORE                 133,000      278,220                              133,000      278,220
VODAFONE GROUP PLC(A)               UNITED KINGDOM          1,362,252    2,563,604                            1,362,252    2,563,604
                                                                       -----------              -----------              -----------
                                                                         7,420,116                7,154,808               14,574,924

TELECOMMUNICATIONS                                    0.19%
JUPITER TELECOMMUNICATIONS(G)       JAPAN                                                1,030      756,435       1,030      756,435
                                                                       -----------              -----------              -----------
                                                                                                    756,435                  756,435

UTILITIES                                             4.06%
SCOTTISH & SOUTHERN ENERGY PLC(A)   UNITED KINGDOM             40,488      764,646                               40,488      764,646
VEOLIA ENVIORNNEMENT(A)             FRANCE                     27,659      817,295                               27,659      817,295
ENERGIAS DE PORTUGAL, SA(A)         PORTUGAL                    7,014       28,199                                7,014       28,199
RWE AG(A)                           GERMANY                     9,201      765,166                                9,201      765,166
E.ON AG(A)                          GERMANY                    50,268    1,777,352                               50,268    1,777,352
FORTUM OYJ(A)                       FINLAND                       403        9,901                                  403        9,901
RED ELECTRICA SA(G)                 SPAIN                                               42,860    2,012,416      42,860    2,012,416
KANSAI ELECTRIC POWER(G)            JAPAN                                              103,000    2,247,676     103,000    2,247,676
KOREA ELECTRIC POWER CORP. (A)      SOUTH KOREA                 1,040       23,708                                1,040       23,708
TOKYO ELECTRIC POWER                JAPAN                                               89,100    2,242,657      89,100    2,242,657
ENEL SPA(A)                         ITALY                      20,475      122,166                               20,475      122,166
SCOTTISH & SOUTHERN ENERGY PLC      UNITED KINGDOM                                      76,060    1,439,861      76,060    1,439,861

                                                                 SELLING FUND            ACQUIRING FUND
                                                               PNC INTERNATIONAL    ALLEGIANT INTERNATIONAL
                                                                  EQUITY FUND             EQUITY FUND           PRO FORMA COMBINED
                                                     % OF   ----------------------  -----------------------  -----------------------
                                                      NET    SHARES /     MARKET     SHARES /      MARKET     SHARES /      MARKET
                                                    ASSETS  PAR (000)     VALUE      PAR (000)     VALUE      PAR (000)     VALUE
                                                    ------  ---------  -----------  ----------  -----------  ----------  -----------
NATIONAL GRID PLC(A)                UNITED KINGDOM            105,583    1,023,189                              105,583    1,023,189
GDF SUEZ(A), (G)                    FRANCE                     19,622      773,576                               19,622      773,576
ELECTRICITE DE FRANCE(A), (G)       FRANCE                     22,692    1,189,791                               22,692    1,189,791
SECOND WHOLESALE POWER MARKET
   GENERATING CO. (THE),
   GDR(C), (E)                      RUSSIA                      6,500       11,193                                6,500       11,193
IBERDROLA SA(A)                     SPAIN                      60,574      518,604                               60,574      518,604
IBERDROLA RENOVABLES SA(A), (C)     SPAIN                       6,011       29,798                                6,011       29,798
KUZBASSENERGO OJSC, SP GDR(C), (E)  RUSSIA                      1,807        4,066                                1,807        4,066
MOSENERGO, SP GDR(C), (E)           RUSSIA                      8,723       25,995                                8,723       25,995
FIRST POWER GENERATING CO., SP
   GDR(C), (E)                      RUSSIA                     25,012       12,506                               25,012       12,506
INTER RAO UES OAO, SP GDR(C), (E)   RUSSIA                      5,434       30,430                                5,434       30,430
TERRITORIAL GENERATING CO. 14, SP
   GDR(C), (E)                      RUSSIA                        416        1,248                                  416        1,248
TGK-4, SP GDR(C), (E)               RUSSIA                      4,121        7,212                                4,121        7,212
TGK-1 OAO, SP GDR(C), (E)           RUSSIA                      9,932       11,422                                9,932       11,422
VOLGA TERRITORIAL GENERATION CO.,
   SP GDR(C), (E)                   RUSSIA                      4,342        8,489                                4,342        8,489
TGK-9, SP GDR(C), (E)               RUSSIA                      4,368        7,862                                4,368        7,862
YENISEI TERRITORIAL GENERATION CO.
   OJSC, SP GDR(C), (E)             RUSSIA                      4,472        3,086                                4,472        3,086
TGK-2, SP GDR(C), (E)               RUSSIA                      1,677        3,857                                1,677        3,857
EDP RENOVAVEIS SA(A), (C)           SPAIN                       3,499       37,113                                3,499       37,113
RAO ENERGY SYSTEM OF EAST
   OAO(C), (D)                      RUSSIA                  1,300,000        5,070                            1,300,000        5,070
SIXTH WHOLESALE POWER MARKET
   GENERATING CO. (THE),
   SP GDR(C), (E)                   RUSSIA                      7,579       13,248                                7,579       13,248
                                                                       -----------              -----------              -----------
                                                                         8,026,188                7,942,610               15,968,798

FOREIGN RIGHTS                                        0.07%
LLOYDS BANKING GROUP PLC(B)         UNITED KINGDOM                                     398,823       24,616     398,823       24,616
IMERYS SA(B), (C)                   FRANCE                                               5,523      243,628       5,523      243,628
                                                                       -----------              -----------              -----------
                                                                                                    268,244                  268,244

WARRANTS                                              0.00%
UBI BANCA UNIONE DI BANCHE
   ITALIANE, SCPA                   Italy                       1,523            0                                1,523            0
                                                                       -----------              -----------              -----------
                                                                                 0                                                 0

FOREIGN EQUITY CERTIFICATES                           0.82%
INFORMATION TECHNOLOGY                                0.33%
EDUCOMP SOLUTIONS (INDIA), ISSUED
   BY ABN AMRO, EXPIRES
   08/31/17(E)                      INDIA                                               21,781    1,297,276      21,781    1,297,276
                                                                                                -----------              -----------
                                                                                                  1,297,276                1,297,276

TELECOMMUNICATION SERVICES                            0.48%
BHARTI AIRTEL (INDIA), ISSUED BY
   ABN AMRO,{BR}EXPIRES
   12/15/16(E)                      INDIA                                              108,753    1,880,339     108,753    1,880,339
                                                                                                -----------              -----------
                                                                                                  1,880,339                1,880,339

UTILITIES
UNIFIED ENERGY SYSTEM, ISSUED BY
   DEUTSCHE BANK AG LONDON-OGK4,
   EXPIRES 12/31/09(A), (E)         RUSSIA                         13       51,380                                   13       51,380
UNIFIED ENERGY SYSTEM, ISSUED BY
   DEUTSCHE BANK AG LONDON-TGK11,
   EXPIRES 12/31/09(A), (E)         RUSSIA                         13        4,021                                   13        4,021
                                                                       -----------                                       -----------
                                                                            55,401                                            55,401

EXCHANGE TRADED FUNDS                                 1.18%
ISHARES MSCI BRAZIL INDEX FUND      BRAZIL                     13,260      731,687                               13,260      731,687
ISHARES MSCI INDIA                  INDIA                     224,800    1,254,384                              224,800    1,254,384
ISHARES MSCI TAIWAN INDEX FUND      TAIWAN                     64,214      724,334                               64,214      724,334
TOPIX ETF(A)                        JAPAN                     200,860    1,950,343                              200,860    1,950,343
                                                                       -----------                                       -----------
                                                                         4,660,748                                         4,660,748

PREFERRED STOCKS
VOLKSWAGEN AG(A)                    GERMANY           0.24%       286       20,461                                  286       20,461
PETROLEO BRASILEIRO SA              BRAZIL                     14,091      246,356                               14,091      246,356
GERDAU SA                           BRAZIL                      4,481       46,914                                4,481       46,914
SILVINIT                            RUSSIA                        304       60,800                                  304       60,800
USINAS SIDERURGICAS DE MINAS
   GERAIS SA, A SHARES              BRAZIL                      2,461       48,780                                2,461       48,780
VALE SA, SP ADR                     BRAZIL                     31,714      514,718                               31,714      514,718
                                                                       -----------                                       -----------
                                                                           938,029                                           938,029

REPURCHASE AGREEMENTS                                 1.06%
BANK OF AMERICA SECURITIES, LLC
   (AGREEMENT DATED 5/29/09 TO BE
   REPURCHASED AT $342,004,
   COLLATERALIZED BY $330,000
   (VALUE $349,676) U.S.
   GOVERNMENT AGENCY OBLIGATIONS,
   INTEREST RATES 3.63% - 4.14%,
   DUE 8/15/11 - 9/27/13)           UNITED STATES                 342      342,000                                  342      342,000
WACHOVIA SECURITIES                 UNITED STATES               3,833    3,833,000                                3,833    3,833,000
                                                                       -----------                                       -----------

                                                                         4,175,000                                         4,175,000

RIGHTS                                                0.01%
CASINO GUICHARD PERRACHON SA(A)     FRANCE                        712        2,689                                             2,689
LONMIN PLC                          UNITED KINGDOM              2,345       19,160                                            19,160
                                                                       -----------                                       -----------
                                                                            21,849                                            21,849

CLOSED-END INVESTMENT COMPANY                         0.02%
MACQUARIE AIRPORTS(A)               AUSTRALIA                  42,867       72,279                               42,867       72,279
                                                                       -----------              -----------              -----------
                                                                            72,279                                            72,279

AFFILIATED MONEY MARKET FUND                          4.21%
ALLEGIANT ADVANTAGE INSTITUTIONAL
   MONEY MARKET FUND CLS I                                                          16,588,761   16,588,762  16,588,762   16,588,762
                                                                       -----------              -----------              -----------
                                                                                                 16,588,762               16,588,762
                                                                       -----------              -----------              -----------
TOTAL INVESTMENT AT MARKET BEFORE
   COLLATERAL FOR LOANED
   SECURITIES - 100.40%                                                145,526,864              249,599,939              395,126,803
                                                                       -----------              -----------              -----------
TOTAL INVESTMENT AT COST BEFORE
   COLLATERAL FOR LOANED
   SECURITIES                                                          127,176,831              306,558,949              433,735,779
                                                                       -----------              -----------              -----------
SHORT TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED
   SECURITIES - 13.43%
AFFILIATED MONEY MARKET FUND(J)                      10.01%
INSTITUTIONAL MONEYMARKET TRUST                                                     37,359,769   39,407,761  37,359,769   39,407,761
                                                                       -----------              -----------              -----------
                                                                                                 39,407,761               39,407,761
ASSET-BACKED SECURITIES                               0.42%
ATLANTIC EAST FUNDING
   0.66875% 3/25/2010                                                    1,638,144                                         1,638,144
                                                                       -----------                                       -----------
                                                                         1,638,144                                         1,638,144
REPURCHASE AGREEMENT                                  3.00%
BARCLAY'S CAPITAL MARKETS
   REPURCHASE AGREEMENT (0.16%
   AGREEMENT DATED 05/29/09, DUE
   06/01/09, REPURCHASE PRICE
   $11,794 COLLATERALIZED BY U.S.
   TREASURY NOTE 0.875 DUE
   01/31/11, TOTAL  MARKET VALUE
   $11,984)                                                             11,794,393                                        11,794,393
                                                                       -----------              -----------              -----------
                                                                        11,794,393                                        11,794,393
Total Short Term Investment Held
   as Collateral for Loan
   Securities at Market Value                                           13,432,537               39,407,761               52,840,298
                                                                       -----------              -----------              -----------
Total Short Term Investment Held
   as Collateral for Loan
   Securities at Cost                                                   14,701,300               39,407,761               54,109,061
                                                                       -----------              -----------              -----------

Total Investment at Market                          113.83%            158,959,401              289,007,700              447,967,101
                                                                       -----------              -----------              -----------
Total Investment at Cost(h)                                            141,878,131              345,966,710              487,844,841
                                                                       -----------              -----------              -----------

(a) PNC security was fair valued in accordance with procedures adopted by the Fund's Board of Directors.

(b) Allegiant security fair valued at Valuation Hierarchy Level 3 using methods determined in good faith by the Board of Trustees

(c)  Non-income producing security.

(d) Illiquid restricted security. These securities represent for PNC International Equity Fund $96,799 or 0.1% of net assets and Allegiant International Equity Fund $463,735 or 0.02%. The total value for the combined Proforma is $560,534 or 0.1% of net assets as of May 31, 2009.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The Adviser, using procedures adopted by the PNC Funds Board of Directors, has deemed these securities to be illiquid. These securities represent $196,015 or 0.1% of net assets for PNC International Equity Fund and $3,177,615 or 1.3% of net assets for the Allegiant International Equity Fund. The total value for the combined Proforma is $3,373,630 or 0.9% of net assets as of May 31, 2009.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The Adviser, using procedures adopted by the PNC Funds Board of Directors, has deemed these securities to be liquid. These securities represent $7,772 or less than 0.1% of net assets for the PNC International Fund. The combined Proforma represent $7,772 or less than 0.1% of net asset as of May 31, 2009.

(g) A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. The total value of securities on loan for PNC International Equity is $14,002,409 and Allegiant International Equity Fund is $40,307,549. The total value of the combined Proforma is $54,309,958 as May 31, 2009.

(h) The PNC International Equity Fund aggregate cost for Federal income tax purposes is $151,161,172. The Allegiant International Equity Fund aggregate cost for Federal income tax purposes is $346,050,611. The combined Proforma aggregate cost for Federal income tax purposes is $497,211,783.

Gross unrealized appreciation:
PNC International Equity Fund:                $ 27,716,560
Allegiant International Equity Fund:            23,032,968
                                              ------------
Combined Proforma:                            $ 50,749,528
Gross unrealized depreciation
PNC International Equity Fund:                $(19,918,331)
Allegiant International Equity Fund:           (80,075,880)
                                              ------------
Combined Proforma:                            $(99,994,211)
Net unrealized appreciation/(depreciation):
PNC International Equity Fund:                $  7,798,229
Allegiant International Equity Fund:           (57,042,911)
                                              ------------
Combined Proforma:                            $(49,244,682)

(i)  Value is less than $500.

ADR -- American Depository Receipt

Cl -- Class

PLC -- Public Limited Company

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                                            Acquiring Fund
                                                             Selling Fund           Allegiant International Equity     Pro Forma
                                                    PNC International Equity Fund                Fund                  Combined
                                                    -----------------------------   ------------------------------   ------------
ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS
                                                             Market Value                    Market Value            Market Value
                                                    -----------------------------   ------------------------------   ------------
Level 1 - Quoted Prices                                        8,470,912                       91,238,852              99,709,764
Level 2 - Other Significant Observable Inputs                148,850,345                      197,500,606             346,350,951
Level 3 - Significant Unobservable Inputs                      1,638,144                          268,242               1,906,386
                                                             -----------                      -----------             -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                      158,959,401                      289,007,700             447,967,101
                                                             -----------                      -----------             -----------

ASSETS - OTHER ASSETS*
VALUATION INPUTS
Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs                        163,467                                                  163,467
                                                             -----------                                              -----------
TOTAL ASSETS - OTHER ASSETS*                                     163,467                                                  163,467
                                                             -----------                                              -----------

OTHER FINANCIAL INSTRUMENTS**
VALUATION INPUTS
Level 1 - Quoted Prices                                                                           757,327                 757,327
Level 2 - Other Significant Observable Inputs                   (242,500)                                                (242,500)
Level 3 - Significant Unobservable Inputs
                                                             -----------                      -----------             -----------
TOTAL ASSETS - OTHER ASSETS*                                    (242,500)                         757,327                 514,827
                                                             -----------                      -----------             -----------

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determined fair value:

ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS
                                                             Market Value                    Market Value            Market Value
                                                    -----------------------------   ------------------------------   ------------
BALANCE AS OF MAY 31, 2008                                       715,676                                                  715,676
Accrued discount/premiums                                         66,077                                                   66,077
Realized gain (loss)                                               5,373                                                    5,373
Changed in unrealized appreciation (depreciation)             (1,268,763)                      (6,276,419)             (7,545,182)
Net Purchases (Sales)                                           (592,305)                       2,352,978               1,760,673
Transfers in and/ or out of Level 3                            2,712,086                        4,191,683               6,903,769
                                                             -----------                      -----------             -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                        1,638,144                          268,242               1,906,386
                                                             -----------                      -----------             -----------

ASSETS - OTHER ASSETS*

                                                                                            Acquiring Fund
                                                             Selling Fund           Allegiant International Equity     Pro Forma
                                                    PNC International Equity Fund                Fund                  Combined
                                                    -----------------------------   ------------------------------   ------------
VALUATION INPUTS
                                                             Market Value                    Market Value            Market Value
                                                    -----------------------------   ------------------------------   ------------
BALANCE AS OF MAY 31, 2008
Net increase                                                     163,467                                                  163,467
                                                             -----------                      -----------             -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                          163,467                                                  163,467
                                                             -----------                      -----------             -----------

* Represents receivable for securities lending collateral shortfall presented in the Pro Forma Statement Asset and Liabilities.

** Other financial instruments include open forward foreign currency contracts, spot contracts and futures contracts.

ALLEGIANT FUTURES CONTRACTS:

                   NUMBER OF   NOTIONAL COST   EXPIRATION
   DESCRIPTION     CONTRACTS       AMOUNT         DATE      UNREALIZED APPRECIATION
----------------   ---------   -------------   ----------   -----------------------
DJ Euro Stoxx 50       78        2,395,068     06/22/2009            612,632
NIKKEI 225             21        1,916,275     06/12/2009            144,695
                                 ---------                         ---------
                                 4,311,343                         4,311,343
                                 =========                         =========

CASH IN THE AMOUNT OF $340,076 IS HELD BY THE BROKER AS COLLATERAL TO COVER INITIAL MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS).

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF THE OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED BY THE FUND.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A summary of forward foreign currency contracts in International Equity Fund which were outstanding at May 31, 2009, is as follows:

                                                        Unrealized Appreciation/
Delivery Dates   Sell                Buy                     (Depreciation)
--------------   ----   ----------   ---   ----------   ------------------------
06/15/2009       USD       755,504   AUD      994,018           $  39,612
06/15/2009       USD     2,009,640   EUR    1,479,547              81,746
06/15/2009       USD       498,633   SGD      730,257               6,926
06/17/2009       USD     1,500,706   CAD    1,815,829             162,729
06/17/2009       USD       683,085   GBP      429,295              10,742
07/14/2009       CZK       788,479   USD       42,969               1,642
10/14/2009       USD        42,969   CZK      791,487               1,623
10/14/2009       CZK       791,487   USD       35,146               6,200
10/20/2009       PLN     2,026,454   USD      646,294              16,489
10/27/2009       USD        48,521   CZK    1,092,699               8,546
11/19/2009       PLN     3,302,758   USD    1,052,134              27,575
                                                                ---------
                                                                $ 363,830
                                                                ---------
06/08/2009       USD       908,506   JPY   85,764,812              (8,265)
06/15/2009       GBP     2,160,000   USD    3,263,777            (227,242)
06/17/2009       HUF    38,087,349   USD       83,997              (4,893)
07/14/2009       USD        41,619   CZK      788,479                (292)
10/20/2009       USD       753,537   PLN    2,026,454            (123,732)
10/27/2009       USD       163,467   CZK    3,024,204              (5,705)
10/27/2009       CZK    14,050,200   USD      707,172             (26,617)
11/19/2009       USD     1,221,847   PLN    3,302,758            (197,288)
                                                                ---------
                                                                $(594,034)
                                                                ---------

Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
CZK Czech Republic Koruna
EUR Euro Dollar
GBP Great Britain Pound Sterling
HUF Hungary Forint
JPY Japanese Yen
PLN Poland Zlotych
SGD Singapore Dollar
USD U.S. Dollar

Country diversification Proforma as of May 31, 2009

SELLING FUND                                       ACQUIRING FUND
PNC INTERNATIONAL EQUITY FUND                      ALLEGIANT INTERNATIONAL EQUITY FUND    COMBINED PRO FORMA

                               MARKET    % OF NET                     MARKET    % OF NET                     MARKET    % OF NET
COUNTRY                        VALUE      ASSETS   COUNTRY            VALUE      ASSETS   COUNTRY            VALUE      ASSETS
-------                     -----------  --------  -------         -----------  --------  -------         -----------  --------
Australia                     5,730,685     3.95%  Australia        12,572,572     5.06%  Australia        18,303,257     4.68%
Austria                         904,819     0.62%  Austria           2,756,029     1.11%  Austria           3,660,848     0.93%
Belgium                          78,277     0.05%  Belgium           2,949,057     1.19%  Belgium           3,027,334     0.77%
Brazil                        2,448,115     1.69%  Brazil            1,923,675     0.77%  Brazil            4,371,790     1.11%
Canada                        3,484,039     2.40%  Canada            3,166,459     1.27%  Canada            6,650,498     1.69%
China                         1,225,920     0.85%  China            13,403,249     5.39%  China            14,629,169     3.72%
Czech Republic                  581,791     0.40%  Czech Republic           --     0.00%  Czech Republic      581,791     0.15%
Denmark                         373,274     0.26%  Denmark           3,920,851     1.58%  Denmark           4,294,125     1.09%
Finland                       1,234,368     0.85%  Finland          11,190,767     4.50%  Finland          12,425,135     3.16%
France                       15,935,949    10.99%  France            9,221,560     3.71%  France           25,157,509     6.39%
Germany                       9,800,619     6.76%  Germany          17,565,645     7.07%  Germany          27,366,264     6.95%
Greece                          547,874     0.38%  Greece            1,233,758     0.50%  Greece            1,781,632     0.45%
Hong Kong                     1,711,081     1.18%  Hong Kong         3,144,350     1.26%  Hong Kong         4,855,431     1.23%
Hungary                         682,302     0.47%  Hungary                  --     0.00%  Hungary             682,302     0.17%
India                         1,403,482     0.97%  India             3,838,094     1.54%  India             5,241,576     1.33%
Ireland                       1,884,979     1.30%  Ireland          12,482,552     5.02%  Ireland          14,367,531     3.65%
Israel                               --     0.00%  Israel            2,276,461     0.92%  Israel            2,276,461     0.58%
Italy                         3,593,144     2.48%  Italy             3,151,337     1.27%  Italy             6,744,481     1.71%
Japan                        25,713,324    17.73%  Japan            32,244,800    12.97%  Japan            57,958,124    14.73%
Luxembourg                      523,963     0.36%  Luxembourg               --     0.00%  Luxembourg          523,963     0.13%
Mexico                          490,506     0.34%  Mexico                   --     0.00%  Mexico              490,506     0.12%
Netherlands                   5,828,820     4.02%  Netherlands       3,305,793     1.33%  Netherlands       9,134,613     2.32%
New Zealand                          --     0.00%  New Zealand         796,756     0.32%  New Zealand         796,756     0.20%
Norway                          560,837     0.39%  Norway            2,457,255     0.99%  Norway            3,018,092     0.77%
Portugal                         28,199     0.02%  Portugal                 --     0.00%  Portugal             28,199     0.01%
Russia                        1,185,885     0.82%  Russia                   --     0.00%  Russia            1,185,885     0.30%
Singapore                       582,818     0.40%  Singapore         3,500,647     1.41%  Singapore         4,083,465     1.04%
South Africa                    437,990     0.30%  South Africa      3,937,172     1.58%  South Africa      4,375,162     1.11%
South Korea                   2,258,087     1.56%  South Korea       6,106,208     2.46%  South Korea       8,364,295     2.13%
Spain                         4,497,749     3.10%  Spain             3,141,485     1.26%  Spain             7,639,234     1.94%
Sweden                        1,288,691     0.89%  Sweden            7,468,805     3.00%  Sweden            8,757,496     2.22%
Switzerland                  12,670,533     8.74%  Switzerland      15,882,469     6.39%  Switzerland      28,553,002     7.25%
Taiwan                        1,788,584     1.23%  Taiwan              872,557     0.35%  Taiwan            2,661,141     0.68%
Thailand                                    0.00%  Thailand          2,834,209     1.14%  Thailand          2,834,209     0.72%

SELLING FUND                                       ACQUIRING FUND
PNC INTERNATIONAL EQUITY FUND                      ALLEGIANT INTERNATIONAL EQUITY FUND    COMBINED PRO FORMA

                               MARKET    % OF NET                     MARKET    % OF NET                     MARKET    % OF NET
COUNTRY                        VALUE      ASSETS   COUNTRY            VALUE      ASSETS   COUNTRY            VALUE      ASSETS
-------                     -----------  --------  -------         -----------  --------  -------         -----------  --------
Ukraine                         450,135     0.31%  Ukraine                         0.00%  Ukraine             450,135     0.11%
United Kingdom               30,751,590    21.21%  United Kingdom   45,666,605    18.37%  United Kingdom   76,418,195    19.42%
United States                 4,848,435     3.34%  United States                   0.00%  United States     4,848,435     1.23%

Total Foreign Common
Stocks and Equity
Certificates                145,526,864   100.36%                  233,011,177    93.73%                  378,538,041    96.19%

Affiliated Money Market
Fund                                        0.00%                   16,588,762     6.67%                   16,588,762     4.21%

Total Investments Before
Collateral for Loaned
Securities                  145,526,864   100.36%                  249,599,939   100.40%                  395,126,803   100.40%

Short Term Investment Held
as Collateral for Loaned
Securities                   13,432,537     9.27%                   39,407,761    15.85%                   52,840,298    13.43%

Total Investments After
Collateral for Loaned
Securities                  158,959,401   109.63%                  289,007,700   116.25%                  447,967,101   113.83%

                        PNC LIMITED MATURITY BOND FUND
                        ALLEGIANT LIMITED MATURITY FUND
            PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 MAY 31, 2009

                                                               SELLING FUND           ACQUIRING FUND
                                                           PNC LIMITED MATURITY      ALLEGIANT LIMITED
                                                                 BOND FUND          MATURITY BOND FUND        PRO FORMA COMBINED
                                                         -----------------------  -----------------------  -------------------------
                                                 % OF
                                                  NET    SHARES/PAR     MARKET      SHARES/      MARKET      SHARES/      MARKET
                                                 ASSETS     (000)       VALUE      PAR(000)      VALUE      PAR(000)       VALUE
                                                -------  ----------  -----------  ----------  -----------  ----------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE
   BACKED OBLIGATIONS                            10.87%
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                                    3.14%
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                2.125% 23-MAR-12                                         5,250    5,315,704       5,250      5,315,704
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                5.000% 01-OCT-09                                           402      405,171         402        405,171
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                5.500% 01-FEB-10                                           123      126,790         123        126,790
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                5.500% 01-JUN-10                                           201      206,343         201        206,343
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                6.000% 01-MAY-21                                         1,774    1,882,197       1,774      1,882,197
                                                                                              -----------              -------------
                                                                                                7,936,205                  7,936,205
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                                    7.73%
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                2.000% 09-JAN-12                                         2,500    2,534,253       2,500      2,534,253
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                4.500% 01-APR-14                                           408      419,663         408        419,663
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                5.000% 01-NOV-12                                           590      605,448         590        605,448
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                5.000% 01-JUN-18                                         1,106    1,153,644       1,106      1,153,644
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                5.000% 01-DEC-21                                         1,812    1,890,650       1,812      1,890,650
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                5.500% 01-OCT-09                                           138      139,808         138        139,808
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                5.500% 01-SEP-17                                         1,340    1,407,878       1,340      1,407,878
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                5.500% 01-NOV-18                                         1,072    1,126,136       1,072      1,126,136
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                6.000% 01-SEP-16                                           535      562,317         535        562,317
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (B)            3.939% 01-AUG-33                                         1,183    1,202,972       1,183      1,202,972
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (B)            4.402% 01-NOV-32                                           101      102,414         101        102,414
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (B)            4.827% 01-JUL-34                                           967      989,688         967        989,688
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (B)            4.880% 01-APR-35                                         2,075    2,144,183       2,075      2,144,183
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (B)            4.915% 01-JAN-36                                         2,260    2,329,664       2,260      2,329,664
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (B)            5.046% 01-OCT-33                                           584      599,544         584        599,544
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (B)            5.192% 01-DEC-34                                           776      803,338         776        803,338
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (B)            5.543% 01-SEP-36                                         1,470    1,536,912       1,470      1,536,912
                                                                                              -----------              -------------
                                                                                               19,548,512                 19,548,512
CORPORATE BONDS                                  29.34%
AEROSPACE & DEFENSE                               0.25%
BOEING CO.                    5.000% 15-MAR-14                  500      528,790                                  500        528,790
                                                                     -----------              -----------              -------------
AUTOMOTIVE                                        0.25%
DAIMLER FINANCE NORTH
   AMERICA LLC                7.750% 18-JAN-11                                           100      104,210         100        104,210
PACCAR, INC.                  6.875% 15-FEB-14                  225      245,649                                  225        245,649
PACCAR, INC.                  6.375% 15-FEB-12                                           280      288,987         280        288,987
                                                                     -----------              -----------              -------------
                                                                         245,649                  393,197                    638,846

                                                               SELLING FUND           ACQUIRING FUND
                                                           PNC LIMITED MATURITY      ALLEGIANT LIMITED
                                                                 BOND FUND          MATURITY BOND FUND        PRO FORMA COMBINED
                                                         -----------------------  -----------------------  -------------------------
                                                 % OF
                                                  NET    SHARES/PAR     MARKET      SHARES/      MARKET      SHARES/      MARKET
                                                 ASSETS     (000)       VALUE      PAR(000)      VALUE      PAR(000)       VALUE
                                                -------  ----------  -----------  ----------  -----------  ----------  -------------
CABLE                                             1.24%
COMCAST CABLE
   COMMUNICATIONS
   HOLDINGS, INC.             8.375% 15-MAR-13                  500      557,400                                  500        557,400
COMCAST                       5.500% 15-MAR-11                                           680      711,290         680        711,290
WALT DISNEY CO. (THE)         4.700% 01-DEC-12                1,000    1,053,570                                1,000      1,053,570
TIME WARNER CABLE,, INC.      5.400% 02-JUL-12                                           360      366,844         360        366,844
TIME WARNER CABLE, INC.       8.250% 14-FEB-14                  400      445,764                                  400        445,764
                                                                     -----------              -----------              -------------
                                                                       2,056,734                1,078,134                  3,134,868
CHEMICALS                                         0.40%
E.I. DU PONT DE NEMOURS
   AND CO.                    4.750% 15-MAR-15                1,000    1,015,719                                1,000      1,015,719
                                                                     -----------                                       -------------
                                                                       1,015,719                                           1,015,719
ENERGY                                            1.68%
BP CAPITAL MARKETS PLC        3.125% 10-MAR-12                                           460      468,963         460        468,963
CONOCOPHILLIPS (A)            4.750% 01-FEB-14                1,000    1,039,968                                1,000      1,039,968
DEVON ENERGY CORP.            5.630% 15-JAN-14                  275      288,628                                  275        288,628
HESS CORP.                    7.000% 15-FEB-14                  500      532,219                                  500        532,219
HUSKY ENERGY, INC.            5.900% 15-JUN-14                  525      537,281                                  525        537,281
PROGRESS ENERGY, INC.         6.050% 15-MAR-14                  450      467,844                                  450        467,844
SHELL INTERNATIONAL FINANCE   4.000% 21-MAR-14                  500      517,130                                  500        517,130
XTO ENERGY                    5.000% 01-AUG-10                                           405      408,528         405        408,528
                                                                     -----------              -----------              -------------
                                                                       3,383,070                  877,491                  4,260,561
FINANCIALS                                       14.15%
AMERICAN EXPRESS BANK
   (MTN) (B)                  0.369% 26-APR-10                                           425      416,576         425        416,576
AMERICAN EXPRESS CO.          7.250% 20-MAY-14                  550      562,076                                  550        562,076
AMERICAN EXPRESS CREDIT CO.   7.300% 20-AUG-13                1,000    1,013,204                                1,000      1,013,204
ASSOCIATES OF NORTH AMERICA   8.550% 15-JUL-09                                         1,250    1,252,460       1,250      1,252,460
BB&T CORP.                    5.700% 30-APR-14                1,000      998,848                                1,000        998,848
BP CAPITAL MARKETS PLC        3.125% 10-MAR-12                  325      331,552                                  325        331,552
BANK OF AMERICA CORP.         6.250% 15-APR-12                                         1,485    1,476,105       1,485      1,476,105
BANK OF AMERICA CORP.         4.250% 01-OCT-10                1,000      993,088                                1,000        993,088
BANK OF AMERICA CORP.
   (MTN) (A)                  3.125% 15-JUN-12                                         1,465    1,519,744       1,465      1,519,744
BANK OF NEW YORK MELLON       4.300% 15-MAY-14                  445      447,507                                  445        447,507
BANK ONE                      5.900% 15-NOV-11                                         1,645    1,711,479       1,645      1,711,479
CAPITAL ONE FINANCIAL CO.
   (B)                        1.573% 10-SEP-09                  350      342,972                                  350        342,972
CATERPILLAR FINANCIAL
   SERVICES CORP.             4.700% 15-MAR-12                1,300    1,296,123                                1,300      1,296,123
CATERPILLAR FINANCIAL
   SERVICES CORP. (MTN)
   (B)                        1.976% 24-JUN-11                                           840      803,797         840        803,797
CITIGROUP, INC.               5.100% 29-SEP-11                1,000      987,836                                1,000        987,836
JOHN DEERE CAPITAL CORP.
   (MTN) (B)                  1.326% 19-AUG-10                                           765      756,323         765        756,323
JOHN DEERE CAPITAL CORP.      5.250% 01-OCT-12                  725      761,860                                  725        761,860
JOHN DEERE CAPITAL CORP.
   (A)                        2.875% 19-JUN-12                                           325      335,058         325        335,058
GENERAL ELECTRIC CAPITAL
   CORP.                      5.900% 13-MAY-14                1,000    1,008,715                                1,000      1,008,715
GENERAL ELECTRIC CAPITAL
   CORP.                      5.875% 15-FEB-12                1,400    1,439,486                                1,400      1,439,486
GENERAL ELECTRIC CAPITAL
   CORP. (MTN)                6.000% 15-JUN-12                                         1,515    1,581,296       1,515      1,581,296
GOLDMAN SACHS GROUP, INC.     6.875% 15-JAN-11                1,500    1,582,860                                1,500      1,582,860
GOLDMAN SACHS GROUP INC
   .(B)                       1.532% 28-JUN-10                                           545      539,815         545        539,815
GOLDMAN SACHS GROUP INC.      5.450% 01-NOV-12                                           480      491,796         480        491,796
GOLDMAN SACHS GROUP INC.
   (A)                        1.625% 15-JUL-11                                           645      649,279         645        649,279

                                                               SELLING FUND           ACQUIRING FUND
                                                           PNC LIMITED MATURITY      ALLEGIANT LIMITED
                                                                 BOND FUND          MATURITY BOND FUND        PRO FORMA COMBINED
                                                         -----------------------  -----------------------  -------------------------
                                                 % OF
                                                  NET    SHARES/PAR     MARKET      SHARES/      MARKET      SHARES/      MARKET
                                                 ASSETS     (000)       VALUE      PAR(000)      VALUE      PAR(000)       VALUE
                                                -------  ----------  -----------  ----------  -----------  ----------  -------------
HSBC FINANCE                  8.000% 15-JUL-10                                         1,500    1,537,626       1,500      1,537,626
IBM CORP.                     4.375% 01-JUN-09                2,300    2,300,000                                2,300      2,300,000
JPMORGAN CHASE (A)            2.125% 22-JUN-12                                           815      822,170         815        822,170
MERRILL LYNCH & CO. (B)       1.501% 05-JUN-12                1,075      938,909                                1,075        938,909
MERRILL LYNCH & CO.  (MTN)    6.050% 15-AUG-12                                           725      704,718         725        704,718
MORGAN STANLEY                6.750% 15-APR-11                  885      922,076         865      900,844       1,750      1,822,920
BANK OF AMERICA CORP.         9.375% 15-SEP-09                  500      505,008                                  500        505,008
SLM CORP.                     4.000% 15-JAN-10                  675      648,094                                  675        648,094
TOYOTA MOTOR CREDIT (MTN)
   (B)                        4.649% 09-JAN-12                                           600      613,675         600        613,675
WACHOVIA CORP.                5.500% 01-MAY-13                  875      892,239                                  875        892,239
WACHOVIA CORP.                5.300% 15-OCT-11                                         1,650    1,703,732       1,650      1,703,732
                                                                     -----------              -----------              -------------
                                                                      17,972,453               17,816,493                 35,788,946
FOOD, BEVERAGE & TOBACCO                          1.12%
DR PEPPER SNAPPLE GROUP,
   INC.                       6.120% 01-MAY-13                  180      184,181                                  180        184,181
GENERAL MILLS                 6.000% 15-FEB-12                                           565      606,908         565        606,908
KROGER CO.                    7.500% 15-JAN-14                  925    1,037,206                                  925      1,037,206
PEPSICO, INC.                 4.650% 15-FEB-13                  950    1,001,385                                  950      1,001,385
                                                                     -----------              -----------              -------------
                                                                       2,222,772                  606,908                  2,829,680
HEALTHCARE                                        1.27%
AVON PRODUCTS, INC.           5.620% 01-MAR-14                  485      513,882                                  485        513,882
ELI LILLY & CO.               4.200% 06-MAR-14                  200      205,701                                  200        205,701
NOVARTIS CAPITAL CORP.        4.125% 10-FEB-14                  400      409,954                                  400        409,954
PFIZER, INC.                  4.450% 15-MAR-12                  450      477,198         625      662,341       1,075      1,139,539
PROCTER & GAMBLE CO.          4.600% 15-JAN-14                  890      938,663                                  890        938,663
                                                                     -----------              -----------              -------------
                                                                       2,545,398                  662,341                  3,207,739
INDUSTRIAL                                        0.03%
3M EMPLOYEE STOCK
   OWNERSHIP (D)              5.620% 15-JUL-09                   86       86,688                                   86         86,688
                                                                     -----------              -----------              -------------
                                                                          86,688                                              86,688
INSURANCE                                         0.75%
ALLSTATE CORP.                6.200% 16-MAY-14                  330      342,429                                  330        342,429
BERKSHIRE HATHAWAY FINANCE
   (D)                        4.000% 15-APR-12                                           645      674,457         645        674,457
PRINCIPAL LIFE INCOME
   FUNDING TRUSTS (MTN)       5.150% 17-JUN-11                                           900      913,670         900        913,670
                                                                     -----------              -----------              -------------
                                                                         342,429                1,588,127                  1,930,556
REAL ESTATE INVESTMENT
   TRUSTS                                        0.16%
LIBERTY PROPERTY LP           7.250% 15-MAR-11                                           402      394,912         402        394,912
                                                                     -----------              -----------              -------------
                                                                                                  394,912                    394,912
RETAIL                                            1.44%
CVS CAREMARK (B)              2.793% 10-SEP-10                                           510      508,029         510        508,029
HOME DEPOT, INC.              3.750% 15-SEP-09                1,500    1,504,371                                1,500      1,504,371
HOME DEPOT INC. (A)           5.200% 01-MAR-11                                           475      490,828         475        490,828
NORDSTROM, INC.               6.750% 01-JUN-14                  445      448,395                                  445        448,395
WHIRLPOOL CORP. (B)           1.820% 15-JUN-09                  300      299,996                                  300        299,996

                                                               SELLING FUND           ACQUIRING FUND
                                                           PNC LIMITED MATURITY      ALLEGIANT LIMITED
                                                                 BOND FUND          MATURITY BOND FUND        PRO FORMA COMBINED
                                                         -----------------------  -----------------------  -------------------------
                                                 % OF
                                                  NET    SHARES/PAR     MARKET      SHARES/      MARKET      SHARES/      MARKET
                                                 ASSETS     (000)       VALUE      PAR(000)      VALUE      PAR(000)       VALUE
                                                -------  ----------  -----------  ----------  -----------  ----------  -------------
WHIRLPOOL CORP.               8.000% 01-MAY-12                  400      407,916                                  400        407,916
                                                                     -----------              -----------              -------------
                                                                       2,660,678                  998,857                  3,659,535
TELECOMMUNICATION                                 1.41%
AT&T,  INC.                   7.300% 15-NOV-11                                           813      896,325         813        896,325
BRITISH TELECOMMUNICATIONS
   PLC                        8.625% 15-DEC-10                                           540      573,088         540        573,088
AT&T, INC. (A)                5.300% 15-NOV-10                1,000    1,039,499                                1,000      1,039,499
VERIZON NEW ENGLAND           6.500% 15-SEP-11                                           665      711,650         665        711,650
VERIZON WIRELESS CAPITAL
   LLC (D)                    5.250% 01-FEB-12                                           325      342,235         325        342,235
                                                                     -----------              -----------              -------------
                                                                       1,039,499                2,523,298                  3,562,797
TRANSPORTATION                                    0.44%
FEDEX                         5.500% 15-AUG-09                                           603      606,864         603        606,864
UNITED PARCEL SERVICE, INC.   3.880% 01-APR-14                  500      507,684                                  500        507,684
                                                                     -----------              -----------              -------------
                                                                         507,684                  606,864                  1,114,548
U.S. GOVERNMENT AGENCY BACKED TEMPORRY
   LIQUIDITY GUARANTEE PROGRAM                    3.67%
BANK OF AMERICA CORP.         3.125% 15-JUN-12                1,500    1,557,179                                1,500      1,557,179
JOHN DEERE CAPITAL CORP.      2.875% 19-JUN-12                  825      851,153                                  825        851,153
GENERAL ELECTRIC CAPITAL
   (TLGP) (FDIC) (A)          3.000% 09-DEC-11                1,325    1,372,456       1,450    1,501,023       2,775      2,873,479
HSBC USA (TLGP) (FDIC) (A)    3.125% 16-DEC-11                                         1,725    1,793,163       1,725      1,793,163
JPMORGAN CHASE & CO., (
   FDIC) (A)                  3.130% 01-DEC-11                1,125    1,166,792                                1,125      1,166,792
KEYBANK NATIONAL
   ASSOCIATION                3.200% 15-JUN-12                1,000    1,038,220                                1,000      1,038,220
                                                                     -----------              -----------              -------------
                                                                       5,985,800                3,294,186                  9,279,986
UTILITIES                                         1.08%
CAROLINA POWER & LIGHT        6.500% 15-JUL-12                                           370      392,620         370        392,620
DOMINION RESOURCES            5.125% 15-DEC-09                                           550      558,971         550        558,971
MIDAMERICAN FUNDING LLC       6.750% 01-MAR-11                                           600      636,065         600        636,065
CONSOLIDATED EDISON CO. OF
   NEW YORK (A)               5.550% 01-APR-14                  490      524,058                                  490        524,058
XCEL ENERGY                   7.000% 01-DEC-10                                           588      612,621         588        612,621
                                                                     -----------              -----------              -------------
                                                                         524,058                2,200,277                  2,724,335
ASSET-BACKED SECURITIES                          13.57%
AUTOMOTIVE                                        7.35%
CNH EQUIPMENT TRUST,
   2009-A, CLASS A2           4.060% 17-OCT-11                  550      559,090                                  550        559,090
CNH EQUIPMENT TRUST,
   2007-C, CLASS A3A          5.210% 15-DEC-11                  892      904,115                                  892        904,115
CAPITAL AUTO RECEIVABLES
   ASSET TRUST, }SERIES
   2008-2, CL A3A             4.680% 15-OCT-12                                         1,250    1,273,993       1,250      1,273,993
CARMAX AUTO OWNER TRUST,
   SERIES 2005-2, CL A4       4.340% 15-SEP-10                                           788      795,132         788        795,132
DAIMLERCHRYSLER AUTO
   TRUST, }SERIES 2005-B,
   CL A4                      4.200% 08-JUL-10                                           456      456,281         456        456,281
FORD CREDIT AUTO OWNER
   TRUST, }SERIES 2007-B,
   CL A3A                     5.150% 15-NOV-11                                         2,195    2,253,768       2,195      2,253,768
FORD CREDIT AUTO OWNER
   TRUST, }SERIES 2007-A,
   CL A3A                     5.400% 15-AUG-11                                           842      862,901         842        862,901
HONDA AUTO RECEIVABLES
   OWNER TRUST, SERIES
   2008-1, CL A3              4.470% 18-JAN-12                                         1,840    1,898,641       1,840      1,898,641

                                                               SELLING FUND           ACQUIRING FUND
                                                           PNC LIMITED MATURITY      ALLEGIANT LIMITED
                                                                 BOND FUND          MATURITY BOND FUND        PRO FORMA COMBINED
                                                         -----------------------  -----------------------  -------------------------
                                                 % OF
                                                  NET    SHARES/PAR     MARKET      SHARES/      MARKET      SHARES/      MARKET
                                                 ASSETS     (000)       VALUE      PAR(000)      VALUE      PAR(000)       VALUE
                                                -------  ----------  -----------  ----------  -----------  ----------  -------------
JOHN DEERE OWNER TRUST,
   2007-A, CLASS A3           5.040% 15-JUL-11                  488      491,984                                  488        491,984
NISSAN AUTO RECEIVABLES
   OWNER TRUST, SERIES
   2007-B, CL A4              5.160% 17-MAR-14                                         2,150    2,249,971       2,150      2,249,971
NISSAN AUTO RECEIVABLES
   OWNER TRUST, 2009-A,
   CLASS A3                   3.200% 15-FEB-13                  650      658,965                                  650        658,965
NISSAN AUTO LEASE TRUST,
   2008-A, CLASS A2A          4.270% 15-DEC-10                  375      371,989                                  375        371,989
USAA AUTO OWNER TRUST,
   SERIES 2007-1, CL A3       5.430% 17-OCT-11                                         1,375    1,401,614       1,375      1,401,614
USAA AUTO OWNER TRUST,
   SERIES 2007-2, CL A3       4.900% 15-FEB-12                                         1,694    1,726,791       1,694      1,726,791
VOLKSWAGEN AUTO LEASE
   TRUST, 2009-A, CLASS A2    2.870% 15-JUL-11                  500      501,996                                  500        501,996
WFS FINANCIAL OWNER TRUST,
   SERIES 2005-3, CL A4       4.390% 17-MAY-13                                           550      552,783         550        552,783
USAA AUTO OWNER TRUST,
   2006-4, CLASS A4           4.980% 15-OCT-12                1,400    1,453,114                                1,400      1,453,114
WORLD OMNI AUTO
   RECEIVABLES TRUST,
   SERIES 2006-B, CL A3       5.150% 15-NOV-10                                           172      172,190         172        172,190
                                                                     -----------              -----------              -------------
                                                                       4,941,253               13,644,065                 18,585,318
CREDIT CARDS                                      3.92%
CHASE ISSUANCE TRUST,
   SERIES 2007-A15, CL A      4.960% 17-SEP-12                                         2,220    2,304,156       2,220      2,304,156
CITIBANK CREDIT CARD
   ISSUANCE TRUST, SERIES
   2007-A5, CL A5             5.500% 22-JUN-12                                         3,100    3,213,125       3,100      3,213,125
COMMERCIAL MORTGAGE
   PASS-THRU-CERTIFICATE,
   2006-C8, CLASS A2B         5.250% 10-DEC-46                1,500    1,321,810                                1,500      1,321,810
MBNA CREDIT CARD MASTER
   NOTE TRUST, SERIES
   2005-A6, CL A6             4.500% 15-JAN-13                                         2,975    3,061,707       2,975      3,061,707
                                                                     -----------              -----------              -------------
                                                                       1,321,810                8,578,988                  9,900,798
MORTGAGE RELATED                                  1.54%
BEAR STEARNS, SERIES
   1999-2, CL AF2 (E)         8.299% 25-OCT-29                                           188      129,045         188        129,045
CITIGROUP DEUTSCHE BANK
   COMMERCIAL MORTGAGE
   TRUST, 2007-CD4, CLASS
   A2B                        5.205% 11-DEC-49                2,000    1,814,280                                2,000      1,814,280
CHASE FUNDING MORTGAGE
   LOAN ASSET-BACKED
   CERTIFICATES, SERIES
   2004-1, CL 1A4             4.111% 25-AUG-30                                           552      449,259         552        449,259
CHASE FUNDING MORTGAGE
   LOAN ASSET-BACKED
   CERTIFICATES, SERIES
   2002-2, CL 1A6             5.214% 25-AUG-13                                         1,628    1,442,161       1,628      1,442,161
GE CAPITAL MORTGAGE
   SERVICES,{BR}SERIES
   1999-HE1, CL A7            6.265% 25-APR-29                                            74       65,326          74         65,326
                                                                     -----------              -----------              -------------
                                                                       1,814,280                2,085,791                  3,900,071
UTILITIES                                         0.76%
AEP TEXAS CENTRAL
   TRANSITION FUNDING,
   CLASS A1                   4.980% 01-JAN-10                  769      779,055                                  769        779,055
DETROIT EDISON
   SECURITIZATION FUNDING
   LLC, SERIES 2001-1, CL
   A4                         6.190% 01-MAR-13                                         1,100    1,149,874       1,100      1,149,874
                                                                     -----------              -----------              -------------
                                                                         779,055                1,149,874                  1,928,929
FOREIGN BONDS                                     1.63%
EKSPORTFINANS                 5.125% 26-OCT-11                1,000    1,061,694                                1,000      1,061,694
EUROPEAN INVESTMENT BANK      4.625% 21-MAR-12                1,000    1,073,088                                1,000      1,073,088
HUTCHISON WHAMPOA
   INTERNATIONAL (D)          5.450% 24-NOV-10                1,500    1,559,621                                1,500      1,559,621
VEDANTA RESOURCES PLC (D)     8.750% 15-JAN-14                  450      438,750                                  450        438,750

                                                               SELLING FUND           ACQUIRING FUND
                                                           PNC LIMITED MATURITY      ALLEGIANT LIMITED
                                                                 BOND FUND          MATURITY BOND FUND        PRO FORMA COMBINED
                                                         -----------------------  -----------------------  -------------------------
                                                 % OF
                                                  NET    SHARES/PAR     MARKET      SHARES/      MARKET      SHARES/      MARKET
                                                 ASSETS     (000)       VALUE      PAR(000)      VALUE      PAR(000)       VALUE
                                                -------  ----------  -----------  ----------  -----------  ----------  -------------
                                                                       4,133,153                                           4,133,153
U.S TREASURY OBLIGATIONS                         18.74%
U.S TREASURY NOTES                               18.74%
U.S. TREASURY NOTES           3.625% 15-MAY-13                3,500    3,738,714                                3,500      3,738,714
U.S. TREASURY NOTES (A)       4.625% 31-AUG-11                                         8,230    8,887,116       8,230      8,887,116
U.S. TREASURY NOTES (A)       4.750% 31-JAN-12                                         8,195    8,957,520       8,195      8,957,520
U.S. TREASURY NOTES           4.125% 31-AUG-12                1,750    1,896,290                                1,750      1,896,290
U.S. TREASURY NOTES           3.500% 31-MAY-13                4,500    4,785,471                                4,500      4,785,471
U.S. TREASURY NOTES           2.000% 30-NOV-13                1,200    1,192,688                                1,200      1,192,688
U.S. TREASURY NOTES           1.125% 15-JAN-12                1,500    1,496,720                                1,500      1,496,720
U.S. TREASURY NOTES (A)       1.375% 15-MAR-12                                        12,895   12,933,285      12,895     12,933,285
U.S. TREASURY NOTES           0.875% 31-MAR-11                3,500    3,504,379                                3,500      3,504,379
                                                                     -----------              -----------              -------------
                                                                      16,614,262               30,777,921                 47,392,183
COLLATERALIZED MORTGAGE
   OBLIGATIONS                                    7.61%
                                                  7.61%
BANK OF AMERICA MORTGAGE
   SECURITIES, SERIES
   2003-A, CL 2A1 (B)         5.517% 25-FEB-33                                            74       63,716          74         63,716
BANK OF AMERICA MORTGAGE
   SECURITIES, SERIES
   2003-E, CL 2A1 (B)         4.162% 25-JUN-33                                           509      440,449         509        440,449
COUNTRYWIDE HOME LOANS,
   SERIES 2004-HYB4, CL
   3A (B)                     4.568% 20-SEP-34                                         1,240    1,087,600       1,240      1,087,600
CHASE MORTGAGE
   FINANCE,}SERIES
   2003-S4, CL 2A2            5.000% 25-APR-18                                           441      441,572         441        441,572
FANNIE MAE, SERIES
   2002-74, CL KD             5.500% 25-FEB-17                                           375      380,939         375        380,939
FANNIE MAE, SERIES
   2002-94, CL BA             5.000% 25-MAY-27                                           829      837,715         829        837,715
FANNIE MAE, SERIES
   2003-36, CL CA             4.500% 25-JUN-17                                         1,532    1,571,911       1,532      1,571,911
FREDDIE MAC, SERIES 2608,
   CL PF                      5.500% 15-SEP-27                                           891      892,065         891        892,065
FANNIE MAE, SERIES
   2003-113, CI PD            4.000% 25-FEB-17                                         2,200    2,279,912       2,200      2,279,912
FANNIE MAE, SERIES
   2005-97, CL HB             5.000% 25-MAY-29                                         2,000    2,105,248       2,000      2,105,248
FREDDIE MAC, SERIES 2952,
   CL EC                      5.500% 15-NOV-28                                         3,000    3,096,750       3,000      3,096,750
FREDDIE MAC, SERIES 2948,
   CL EB                      5.000% 15-MAY-27                                         1,500    1,557,528       1,500      1,557,528
FANNIE MAE, SERIES
   2006-B2, CL AB             5.500% 25-MAY-14                                         1,147    1,188,583       1,147      1,188,583
FREDDIE MAC, SERIES 3189,
   CL PJ                      6.000% 15-MAR-30                                         1,678    1,729,352       1,678      1,729,352
FIRST HORIZON ASSET
   SECURITIES,{BR}SERIES
   2004-1 CI 1A1              5.500% 25-MAR-34                                           350      351,197         350        351,197
GINNIE MAE, SERIES
   2002-76, CL TA             4.500% 16-DEC-29                                           336      353,391         336        353,391
GINNIE MAE, SERIES
   2002-20, CL PM             4.500% 20-MAR-32                                           277      290,345         277        290,345
RESIDENTIAL FUNDING
   MORTGAGE
   SECURITIES,{BR}SERIES
   2003-S11, CL A7            3.500% 25-JUN-18                                           568      565,882         568        565,882
                                                                                              -----------              -------------
                                                                                               19,234,155                 19,234,155
U.S. GOVERNMENT AGENCY
   OBLIGATIONS                                   14.63%
FEDERAL HOME LOAN BANK                            2.36%
FEDERAL HOME LOAN BANK        3.375% 10-SEP-10                1,000    1,033,166                                1,000      1,033,166

                                                               SELLING FUND           ACQUIRING FUND
                                                           PNC LIMITED MATURITY      ALLEGIANT LIMITED
                                                                 BOND FUND          MATURITY BOND FUND        PRO FORMA COMBINED
                                                         -----------------------  -----------------------  -------------------------
                                                 % OF
                                                  NET    SHARES/PAR     MARKET      SHARES/      MARKET      SHARES/      MARKET
                                                 ASSETS     (000)       VALUE      PAR(000)      VALUE      PAR(000)       VALUE
                                                -------  ----------  -----------  ----------  -----------  ----------  -------------
FEDERAL HOME LOAN BANK        3.000% 10-SEP-10                2,250    2,313,938                                2,250      2,313,938
FEDERAL HOME LOAN BANK        5.250% 11-JUN-10                2,500    2,617,842                                2,500      2,617,842
                                                                     -----------                                       -------------
                                                                       5,964,946                                           5,964,946
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                                    6.25%
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (A)            4.375% 15-SEP-12                3,500    3,768,982                                3,500      3,768,982
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                5.000% 15-OCT-11                2,250    2,446,441                                2,250      2,446,441
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                5.500% 01-OCT-17                  593      623,181                                  593        623,181
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                4.625% 15-OCT-13                1,250    1,359,485                                1,250      1,359,485
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                4.125% 15-MAY-10                  500      512,620                                  500        512,620
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                1.750% 23-MAR-11                                          7,000   7,091,147       7,000      7,091,147
                                                                     -----------              -----------              -------------
                                                                       8,710,709                7,091,147                 15,801,856
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                                    6.02%
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                5.000% 01-APR-23                1,739    1,801,027                                1,739      1,801,027
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                5.000% 01-AUG-23                1,292    1,338,405                                1,292      1,338,405
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                1.625% 26-APR-11                1,000    1,010,966                                1,000      1,010,966
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                4.125% 01-SEP-09                1,000    1,009,127                                1,000      1,009,127
FEDERAL HOME LOAN MORTGAGE
   CORPORATION (B)            5.056% 01-MAR-36                2,197    2,271,004                                2,197      2,271,004
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                5.500% 01-APR-22                2,788    2,910,344                                2,788      2,910,344
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                5.500% 01-MAR-22                2,059    2,149,531                                2,059      2,149,531
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                4.875% 15-NOV-13                2,500    2,741,337                                2,500      2,741,337
                                                                     -----------                                       -------------
                                                                      15,231,741                                          15,231,741
AFFILIATED MONEY MARKET
   FUND                                            2.45%
PNC PRIME MONEY MARKET
   FUND                                                   1,915,767    1,915,767                            1,915,767      1,915,767
ALLEGIANT ADVANTAGE
   INSTITUTIONAL MONEY
   MARKET FUND CLASS I                                                             4,270,298    4,270,298   4,270,298      4,270,298
                                                                     -----------              -----------              -------------
                                                                       1,915,767                4,270,298                  6,186,065
MUTUAL FUND                                        0.40%
T. ROWE PRICE
   INSTITUTIONAL HIGH
   YIELD FUND                                               125,905    1,016,054                              125,905      1,016,054
                                                                     -----------                                       -------------
                                                                       1,016,054                                           1,016,054
TOTAL INVESTMENT AT MARKET
   BEFORE COLLATERAL FOR
   LOANED SECURITIES                              99.24%             103,560,451              147,358,041                250,918,492
                                                                     -----------              -----------              -------------

TOTAL INVESTMENT AT COST
   BEFORE COLLATERAL FOR
   LOANED SECURITIES                                                 100,948,320              145,697,401                246,645,781
                                                                     -----------              -----------              -------------

SHORT TERM INVESTMENT HELD
   AS COLLATERAL FOR
   LOANED SECURITIES                              16.27%
AFFILIATED MONEY MARKET
   FUND                                            8.99%
ALLEGIANT ADVANTAGE
   INSTITUTIONAL MONEY
   MARKET FUND                                                                    20,909,163   20,909,163  20,909,163     20,909,163
BLACKROCK LIQUIDITY FUNDS
   TEMPFUND PORTFOLIO                                                              1,829,942    1,829,942   1,829,942      1,829,942
                                                                                              -----------              -------------
                                                                                               22,739,105                 22,739,105
MONEY MARKET FUND                                  5.40%
AIM STIT LIQUID ASSETS
   PORTFOLIO                                                                       1,829,942    1,829,942   1,829,942      1,829,942

                                                               SELLING FUND           ACQUIRING FUND
                                                           PNC LIMITED MATURITY      ALLEGIANT LIMITED
                                                                 BOND FUND          MATURITY BOND FUND        PRO FORMA COMBINED
                                                         -----------------------  -----------------------  -------------------------
                                                 % OF
                                                  NET    SHARES/PAR     MARKET      SHARES/      MARKET      SHARES/      MARKET
                                                 ASSETS     (000)       VALUE      PAR(000)      VALUE      PAR(000)       VALUE
                                                -------  ----------  -----------  ----------  -----------  ----------  -------------
DREYFUS INSTITUTIONAL CASH
   ADVANTAGE FUND                                                                  1,829,942    1,829,942   1,829,942      1,829,942
FEDERATED INSTITUTIONAL
   PRIME MONEY MARKET
   PORTFOLIO                                                                       1,829,942    1,829,942   1,829,942      1,829,942
FIDELITY INSTITUTIONAL
   GOVERNMENT PORTFOLIO                                                            1,829,942    1,829,942   1,829,942      1,829,942
FIDELITY INSTITUTIONAL
   PRIME MONEY MARKET
   PORTFOLIO                                                                       1,829,942    1,829,942   1,829,942      1,829,942
JP MORGAN PRIME MONEY
   MARKET FUND                                                                     1,829,942    1,829,942   1,829,942      1,829,942
JP MORGAN U.S. GOVERNMENT
   MONEY MARKET FUND                                                                 868,183      868,183     868,183        868,183
MERRILL LYNCH SELECT
   INSTITUTIONAL FUND                                                              1,793,551    1,793,551   1,793,551      1,793,551
                                                                                              -----------              -------------
                                                                                               13,641,386                 13,641,386
ASSET-BACKED SECURITIES                            0.23%
ATLANTIC EAST FUNDING
0.66875% 3/25/2010                                                       577,734                                             577,734
                                                                     -----------                                       -------------
                                                                         577,734                                             577,734
REPURCHASE AGREEMENT                               1.65%
HSBC SECURITIES
(0.17% AGREEMENT DATED
   05/29/09, DUE 06/01/09,
   REPURCHASE PRICE $8,119,
   COLLATERALIZED BY U.S.
   TREASURY BILL, 0.14%,
   DUE 07/30/09, TOTAL
   MARKET VALUE $8,316)                                                                    8        8,119           8          8,119
BARCLAY'S CAPITAL MARKETS
REPURCHASE AGREEMENTS
(0.16% AGREEMENT DATED
   05/29/09, DUE 06/01/09,
   REPURCHASE PRICE $4,160
   COLLATERALIZED BY U.S.
   TREASURY NOTE 0.875 DUE
   01/31/11, TOTAL MARKET
   VALUE $4,226)                                                       4,159,601                                           4,159,601
                                                                     -----------              -----------              -------------
                                                                       4,159,601                    8,119                  4,167,720
Total Short Term Investment Held as Collateral
   for Loan Securities at Market Value                                 4,737,335               36,388,610                 41,125,945
                                                                     -----------              -----------              -------------
Total Short Term Investment Held as Collateral
   for Loan Securities at Cost                                         5,184,798               36,388,610                 41,573,408
                                                                     -----------              -----------              -------------
Total Investment at Market                       115.51%             108,297,786              183,746,651                292,044,437
                                                                     -----------              -----------              -------------
Total Investment at Cost (b)                                         106,133,118              182,086,071                288,219,189
                                                                     -----------              -----------              -------------

(A) A PORTION OR ALL THE AMOUNTS ARE TEMPORARILY ON LOAN TO AN UNAFFILIATED BROKER/DEALER. THE TOTAL VALUE OF SECURITIES ON LOAN IS $4,938,315 FOR THE LIMITED MATURITY BOND FUND AND FOR THE ALLEGIANT LIMITED MATURITY BOND FUND $35,632,919. THE COMBINED PROFORMA IS $40,571,234.

(B)  VARIABLE OR FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF MAY 31, 2009.

(C)  THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

(D) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933 AND MAY NOT BE RESOLD SUBJECT TO THAT RULE EXCEPT TO QUALIFIED INSTITUTIONAL BUYERS. THE ADVISER, USING PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS, HAS DEEMED THESE SECURITIES TO BE LIQUID. THESE SECURITIES REPRESENT $2,085,059 OR 2.0% OF NET ASSETS FOR THE PNC LIMITED MATURITY BOND FUND AND $1,016,692 OR .7% OF NET ASSETS FOR THE ALLEGIANT LIMITED BOND. THE COMBINED PROFORMA IS $3,101,751 OR 1.2% OF NET ASSETS AS OF MAY 31, 2009.

(E)  STEPPED COUPON BOND THE RATE SHOWN IS THE RATE IN EFFECT ON MAY 31, 2009

(F) AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $106,133,154 FOR PNC LIMITED MATURITY BOND FUND AND THE ALLEGIANT LIMITED MATURITY BOND FUND IS $182,100,479. THE COMBINED PROFORMA IS $288,233,633.

GROSS UNREALIZED APPRECIATION:
PNC LIMITED MATURITY BOND FUND:               $ 3,189,854
ALLEGIANT LIMITED MATURITY BOND FUND:           2,359,651
                                              -----------
COMBINED PROFORMA:                            $ 5,549,505
GROSS UNREALIZED DEPRECIATION
PNC LIMITED MATURITY BOND FUND:               $(1,025,222)
ALLEGIANT LIMITED MATURITY BOND FUND:            (713,807)
                                              -----------
COMBINED PROFORMA:                            $(1,739,029)
NET UNREALIZED APPRECIATION/(DEPRECIATION):
PNC LIMITED MATURITY BOND FUND:               $ 2,164,632
ALLEGIANT LIMITED MATURITY BOND FUND:           1,645,844
                                              -----------
COMBINED PROFORMA:                            $ 3,810,476

CL   -- CLASS
FDIC -- FEDERAL DEPOSIT INSURANCE CORPORATION
LLC  -- LIMITED LIABILITY COMPANY
LP   -- LIMITED PARTNERSHIP
MTN  -- MEDIUM TERM NOTE
PLC  -- PUBLIC LIMITED COMPANY
TLGP -- TEMPORARY LIQUIDITY GUARANTEE PROGRAM

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                       Selling Fund        Acquiring Fund
                                                        PNC Limited       Allegiant Limited
                                                    Maturity Bond Fund   Maturity Bond Fund   Pro Forma Combined
                                                    ------------------   ------------------   ------------------
ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS

                                                       Market Value         Market Value         Market Value
                                                    ------------------   ------------------   ------------------
Level 1 - Quoted Prices                                   2,931,821           40,650,789           43,582,610
Level 2 - Other Significant Observable Inputs           104,788,231          143,095,862          247,884,093
Level 3 - Significant Unobservable Inputs                   577,734                   --              577,734
                                                        -----------          -----------          -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                 108,297,786          183,746,651          292,044,437
                                                        -----------          -----------          -----------

ASSETS - OTHER ASSETS*
VALUATION INPUTS
Level 1 - Quoted Prices                                                                                    --
Level 2 - Other Significant Observable Inputs                                                              --
Level 3 - Significant Unobservable Inputs                   222,225                   --              222,225
                                                        -----------          -----------          -----------
TOTAL ASSETS - OTHER ASSETS*                                222,225                   --              222,225
                                                        -----------          -----------          -----------

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determined fair value:

ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS

                                                       Market Value         Market Value         Market Value
                                                    ------------------   ------------------   ------------------
BALANCE AS OF MAY 31, 2008                                  237,184                                   237,184
Accrued discount/premiums                                    23,304                                    23,304
Realized gain (loss)                                          1,895                                     1,895
Changed in unrealized appreciation (depreciation)          (447,463)                                 (447,463)
Net Purchases (sales)                                      (208,892)                                 (208,892)
Transfers in and/ or out of Level 3                         971,706                                   971,706
                                                        -----------          -----------          -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                     577,734                   --              577,734
                                                        -----------          -----------          -----------

ASSETS - OTHER ASSETS*
VALUATION INPUTS

                                                       Market Value         Market Value         Market Value
                                                    ------------------   ------------------   ------------------
BALANCE AS OF MAY 31, 2008                                       --                                        --
Net increase                                                222,225                                   222,225
                                                        -----------          -----------          -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                     222,225                   --              222,225
                                                        -----------          -----------          -----------

* Represents receivable for securities lending collateral shortfall presented in the Pro Forma Statement of Asset and Liabilities.

                        PNC MARYLAND TAX-EXEMPT BOND FUND
                     ALLEGIANT MARYLAND TAX EXEMPT BOND FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009

                                                          PAR
                                                         (000)      VALUE
                                                        ------   -----------
MUNICIPAL BONDS --94.4%
DISTRICT OF COLUMBIA -- 2.1%
Washington D.C., Metropolitan Area Transit
Authority, RB, Refunding
   INS: National-RE
      5.00%, 1/1/12                                     $  500   $   534,500
   INS: National-RE, FGIC
      6.00%, 7/1/09                                        600       602,286
   Ser B, INS: National-RE
      5.00%, 7/1/10                                        300       312,432
                                                                 -----------
                                                                   1,449,218
                                                                 -----------
MARYLAND -- 83.9%
Annapolis Refunding Public
   Improvements, GO,
   5.00%, 11/1/16                                          440       444,227
Anne Arundel County
   GO,
      5.00%, 3/1/16                                        750       818,842
   GO, Prerefunded 3/1/12 @ 100
      5.25%, 3/1/18                                      1,000     1,106,710
   SO, National Business Park Project, TA, INS:
   County GTD,
      5.13%, 7/1/22                                      1,000     1,081,250
   SO, National Business Park Project, TA,
   Prerefunded 7/1/10 @ 102
      7.38%, 7/1/28                                        800       872,376
Baltimore County,
   Catholic Health Initiatives, Ser A, RB,
      5.00%, 9/1/21                                        500       517,775
   Refunding, Metropolitan District, GO,
      5.00%, 8/1/11                                        750       813,292
Baltimore,
   CPI, Ser A, GO, INS: AMBAC
      5.00%, 10/15/19                                      715       786,843
   GO, INS: National-RE
      7.00%, 10/15/10                                      450       487,647
   Waste Water Project, Ser A, RB, INS: National-RE,
   FGIC
      5.00%, 7/1/22                                      1,000     1,045,710
   Waste Water Project, Ser A, RB, Prerefunded
   7/1/15 @ 100, INS: National-RE
      5.00%, 7/1/21                                      1,000     1,156,610

                                                          PAR
                                                         (000)      VALUE
                                                        ------   -----------
   MUNICIPAL BONDS -- CONTINUED
   MARYLAND-- CONTINUED
   Waste Water Project, Ser B, RB, Prerefunded
   7/1/15 @ 100, INS: National-RE
      5.00%, 7/1/30                                     $1,500   $ 1,734,915
   Water Project, Ser A, RB, Preredunded 7/1/13 @
   100, INS: FGIC
      5.00%, 7/1/33                                      2,000     2,259,780
Charles County, County Commissioners, CPI, GO
      5.00%, 3/1/12                                      1,000     1,098,560
      5.00%, 3/1/18                                      1,000     1,170,390
Frederick County, Public Improvements,
   Ser A, GO,
      5.00%, 3/1/23                                        500       553,175
Frederick County, Refunding, Public
   Facilities, GO,
      5.00%, 8/1/17                                      1,730     1,960,696
Harford County, GO
      5.00%, 7/15/20                                       600       660,246
      5.00%, 7/15/22                                     1,290     1,398,631
   Unrefunded Balance,
      5.00%, 12/1/14                                       125       125,569
Howard County, CPI, Ser B, GO,
      5.00%, 2/15/14                                     1,000     1,137,760
Maryland Environmental Services, Lease
Revenue, Cecil County Landfill Project, RB
      5.13%, 9/1/10                                        180       187,283
      5.30%, 9/1/12                                        250       261,760
Maryland State Community Development
Administration, Department of Housing &
Community Development, Infrastructure
Financing, Ser B, RB, INS: National-RE
      5.13%, 6/1/17                                        230       231,233
      5.15%, 6/1/22                                        245       245,074
Maryland State Department of
   Transportation, RB,
      5.00%, 9/1/22                                      2,000     2,231,740
Maryland State Economic Development Corp., RB
   Department of Transportation Headquarters,
      5.00%, 6/1/15                                        450       483,948
   University of Maryland, College Park Project
   Student Housing Revenue, Prerefunded
   6/1/13 @ 100, 6.50%, 6/1/27                           1,350     1,596,929
   Utility Infrastructure, INS: AMBAC,
   5.38%, 7/1/14                                           490       517,626
Maryland State Health & Higher Educational
Facilities Authority, RB Board of Child Care

                                                          PAR
                                                         (000)      VALUE
                                                        ------   -----------
   MUNICIPAL BONDS -- CONTINUED
   MARYLAND -- CONTINUED
   5.38%, 7/1/32                                           500       494,440
   Carroll Hospital Center
      5.00%, 7/1/36                                      1,000       852,720
   College of Notre Dame, INS: National-RE
      5.30%, 10/1/18                                       460       514,947
   Goucher College
      5.38%, 7/1/25                                        500       502,290
   Lifebridge Health, INS: Assured GTD
      5.00%, 7/1/19                                      1,000     1,071,270
   Pooled Loan Program, Ser A, LOC: JPMorgan Chase
      Bank
      0.30%, 4/1/35(a)                                   1,500     1,500,000
   University of Maryland Medical System, Ser A
      4.50%, 7/1/26                                        200       174,558
   Upper Chesapeake Hospital, Ser A, LOC: Bank of
   America N.A.
      0.26%, 1/1/43(a)                                     400       400,000
   Western Maryland Health System, Refunding, Ser A,
   INS: National-RE, FHA
      5.00%, 7/1/21                                        750       765,653
Maryland State IDA, American Center for
   Physics, Refunding, RB,
   5.25%, 12/15/14                                         500       534,815
Maryland State Transportation Authority,
   RB, GRAN,
   5.25%, 3/1/19                                           860     1,018,412
Maryland State Transportation Authority,
   RB, INS: FSA,
   5.00%, 7/1/20                                         1,000     1,110,670
Maryland State Water Quality Financing
   Administration, Revolving Loan
   Funding, Ser A, RB,
   5.00%, 3/1/24                                         1,175     1,279,916
Maryland State, State & Local Facilities
   Loan, Second Ser, GO,
   5.00%, 8/1/16                                         2,000     2,205,520
Montgomery County, BAN, Ser A, GO,
   0.40%, 6/1/26(a)                                      1,300     1,300,000
   Economic Development, Trinity Health Care Group,
   RB
      5.50%, 12/1/16                                       930       974,966
   Revenue Authority Lease, Refunding, Olney Indoor
   Swim Center Project, Ser C, RB
      5.25%, 10/1/12                                       140       140,561
Montgomery County, CPI, Ser A, GO,
   5.00%, 5/1/12                                         1,000     1,104,750

                                                          PAR
                                                         (000)      VALUE
                                                        ------   -----------
MUNICIPAL BONDS --  CONTINUED
 MARYLAND-- CONTINUED
New Baltimore Board of School
   Commissioners, School System, RB,
   5.13%, 11/1/14                                          455       474,806
Prince Georges County,
   CPI, Ser A, GO, Prerefunded 10/1/13 @ 100
      5.00%, 10/1/23                                     1,685     1,918,288
   IDA, Hyattsville District Court Facilities, Ser
   A, RB
      6.00%, 7/1/09                                        345       345,034
   IDA, Refunding, Upper Marlboro Justice, Ser A,
   RB, INS: National-RE
      5.00%, 6/30/17                                       500       545,095
      5.00%, 6/30/19                                       710       763,222
   Woodview Village, Phase II-Sub District, SO, RB,
   Prerefunded 7/1/12 @ 102
      7.00%, 7/1/32                                      1,179     1,400,581
Queen Anne's County, Refunding, GO, INS:
   National-RE, FGIC,
   5.00%, 11/15/10                                         400       422,496
Saint Mary's County,County Commissioners, St.
Mary's Hospital, GO,
      5.00%, 10/1/09                                       880       891,889
      5.00%, 10/1/20                                     1,000     1,069,930
Talbot County, Public Facilities, GO,
   5.00%, 3/15/12                                          480      525,893
University of Maryland, System Auxiliary
   Facilities & Tuition, RB, Ser A,
   5.00%, 4/1/18                                         1,200     1,391,940
Washington County, Public Improvements, GO
   INS: National-RE, FGIC
      5.00%, 1/1/16                                        675       678,537
   Prerefunded 1/1/10 @ 101, INS: National-RE, FGIC
      5.50%, 1/1/20                                        300       311,760
Washington Suburban Sanitation District,
   General Construction, GO, Prerefunded 6/1/10 @ 100
      5.25%, 6/1/24                                        440       461,023
   Refunding, General Construction, GO,
      5.00%, 6/1/19                                        680       754,106
   Water Supply, GO,
      5.00%, 6/1/20                                      1,000     1,100,910
Westminster Educational Facilities, McDaniel
College Inc., RB
      5.00%, 11/1/21                                       160       153,003
      5.00%, 11/1/23                                       240       226,102

                                                          PAR
                                                         (000)      VALUE
                                                        ------   -----------
MUNICIPAL BONDS --  CONTINUED
 MARYLAND-- CONTINUED
Wicomico County, Refunding, CPI, GO,
   INS: National-RE, FGIC,
   5.00%, 2/1/15                                           755       756,631
                                                                 -----------
                                                                  57,123,331
                                                                 -----------
PUERTO RICO -- 8.4%
Puerto Rico Commonwealth Highway &
   Transportation Authority,
   5.75%, 7/1/41                                         1,350     1,511,959
Puerto Rico Commonwealth Highway &
   Transportation Authority, RB, Ser Y,
   6.25%, 7/1/13                                         1,000     1,049,680
Puerto Rico Commonwealth, Public
   Improvements, Ser A, GO, INS:
   National-RE, IBC,
   5.25%, 7/1/21                                         1,000       980,690
Puerto Rico Electric Power Authority,
   Refunding, Ser SS, RB, INS:
   National-RE,
   5.00%, 7/1/19                                         1,000     1,008,300
Puerto Rico Public Buildings Authority,
   Government Facilities, Ser I, RB,
   Prerefunded 7/1/14 @ 100, INS:
   Commonwealth GTD,
   5.50%, 7/1/21                                         1,000     1,148,380
                                                                 -----------
                                                                   5,699,009
                                                                 -----------
   TOTAL MUNICIPAL BONDS
      (Cost $62,374,013)                                          64,271,558
                                                                 -----------

TOTAL INVESTMENTS IN SECURITIES -- 94.4%                          64,271,558
      (Cost $62,374,013) (b)
OTHER ASSETS IN EXCESS OF LIABILITIES -- 5.6%                      3,809,793
                                                                 -----------
NET ASSETS -- 100.0%                                             $68,081,351
                                                                 ===========

(a)  Variable or floating rate security. Rate disclosed is as of May 31, 2009.

(b)  Aggregate cost for Federal income tax purposes is $62,374,013.

     The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

     Excess of value over tax cost:   $2,286,247
     Excess of tax cost over value:   $ (388,702)

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

ASSETS - INVESTMENTS IN SECURITIES

VALUATION INPUTS                                MARKET VALUE
----------------                                ------------
Level 1 - Quoted Prices                          $         0
Level 2 - Other Significant Observable Inputs     64,271,558
Level 3 - Significant Unobservable Inputs
                                                 -----------
TOTAL ASSETS - INVESTMENTS IN SECURITIES         $64,271,558
                                                 ===========

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                        PNC NATIONAL TAX-EXEMPT BOND FUND
                   ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009

                                                                              ACQUIRING FUND
                                                         SELLING FUND PNC       ALLEGIANT
                                                       NATIONAL TAX-EXEMPT  INTERMEDIATE TAX
                                                            BOND FUND        EXEMPT BOND FUND   PRO FORMA COMBINED
                                                       -------------------  -----------------  --------------------
                                             % OF NET    PAR      MARKET     PAR     MARKET      PAR      MARKET
                                              ASSETS    (000)     VALUE     (000)     VALUE     (000)      VALUE
                                             --------  ------  -----------  -----  ----------  ------  ------------
MUNICIPAL SECURITIES                          99.04%
ALABAMA                                        1.36%
AUBURN UNIVERSITY, RB,
   GENERAL FEE
   REVENUE, SER A,
   INS: NATIONAL-RE       5.500%  01-JUN-13            $1,000  $ 1,072,170                     $1,000  $  1,072,170
HUNTSVILLE, REFUNDING,
   CAPITAL
   IMPROVEMENTS,
   WARRANTS - SER A,
   GO                     5.000%  01-SEP-12             1,000    1,109,400                      1,000     1,109,400
                                                               -----------                             ------------
                                                                 2,181,570                                2,181,570
ALASKA                                         1.43%
ALASKA STATE HOUSING
   FINANCE CORP.,
   STATE CAPITAL
   PROJECT, SER B,
   RB, INS:
   NATIONAL-RE            5.000%  01-DEC-18             2,085    2,292,186                      2,085     2,292,186
                                                               -----------                             ------------
                                                                 2,292,186                                2,292,186
ARIZONA                                        3.89%
ARIZONA SCHOOL
   FACILITIES BOARD
   (RB) (AMBAC)           5.000%  01-JUL-16                                 1,000   1,024,500   1,000     1,024,500
ARIZONA TOURISM &
   SPORTS AUTHORITY
   TAX RB,
   MULTIPURPOSE
   STADIUM FACILITY,
   SER A, INS:
   NATIONAL-RE,
   PREREFUNDED 7/1/13
   @ 100                  5.375%  01-JUL-21             2,135    2,443,721                      2,135     2,443,721
SCOTTSDALE ARIZONA
   MUNICIPAL PROPERTY
   CORP., EXCISE TAX
   RB, WATER & SEWER
   DEVELOPMENT
   PROJECT, SER A         5.000%  01-JUL-12             1,000    1,105,830                      1,000     1,105,830
TUCSON STREET & HIGHWAY
   USER AUTHORITY
   (RB) SERIES A
   (MBIA)                 7.000%  01-JUL-11                                 1,500   1,660,290   1,500     1,660,290
                                                               -----------         ----------          ------------
                                                                 3,549,551          2,684,790             6,234,341
CALIFORNIA                                     5.20%
CALIFORNIA HEALTH
   FACILITIES
   FINANCING
   AUTHORITY RB,
   CATHOLIC
   HEALTHCARE WEST
   REFUNDING,
   MANDATORY PUT
   7/1/14 @ 100, SER
   I, VRDB(A)             4.950%  01-JUL-26             1,800    1,815,192                      1,800     1,815,192
CALIFORNIA STATE
   DEPARTMENT OF
   WATER RESOURCES,
   POWER SUPPLY
   REVENUE, RB            5.000%  01-MAY-20             1,120    1,196,294                      1,120     1,196,294
FOOTHILL/EASTERN
   CORRIDOR CAPITAL
   APPRECIATION (RB)
   (ETM) (FSA)(B)         4.894%  01-JAN-29                                   750     294,818     750       294,818
GLENDALE UNIFIED SCHOOL
   DISTRICT, SER D,
   GO, INS:
   NATIONAL-RE            5.250%  01-SEP-17             1,500    1,578,675                      1,500     1,578,675
GOLDEN STATE TOBACCO
   SECURITIZATION
   CORP., TOBACCO
   SETTLEMENT RB, SER
   2003 A1,
   PREREFUNDED 6/1/13
   @ 100                  6.750%  01-JUN-39             2,000    2,336,140                      2,000     2,336,140
LOS ANGELES UNIFIED
   SCHOOL DISTRICT,
   ELECTION 2004, SER
   H, GO, INS: FSA        5.000%  01-JUL-16             1,000    1,111,830                      1,000     1,111,830
                                                               -----------         ----------          ------------
                                                                 8,038,131            294,818             8,332,949

                                                                              ACQUIRING FUND
                                                         SELLING FUND PNC       ALLEGIANT
                                                       NATIONAL TAX-EXEMPT  INTERMEDIATE TAX
                                                            BOND FUND        EXEMPT BOND FUND   PRO FORMA COMBINED
                                                       -------------------  -----------------  --------------------
                                             % OF NET    PAR      MARKET     PAR     MARKET      PAR      MARKET
                                              ASSETS    (000)     VALUE     (000)     VALUE     (000)      VALUE
                                             --------  ------  -----------  -----  ----------  ------  ------------
COLORADO                                       0.02%
COLORADO WATER RESOURCE
   POWER DEVELOPMENT
   AUTHORITY (RB)
   SERIES A (MBIA)        6.300%  01-SEP-14                                    35      34,998      35        34,998
                                                                                   ----------          ------------
                                                                                       34,998                34,998
DELAWARE                                       0.71%
DELAWARE STATE, SERIES
   2009A, GO              5.000%  01-JAN-14             1,000    1,135,760                      1,000     1,135,760
                                                               -----------                             ------------
                                                                 1,135,760                                1,135,760
DISTRICT OF COLUMBIA                           0.69%
DISTRICT OF COLUMBIA,
   INCOME TAX RB, SER B   5.000%  01-DEC-12             1,000    1,106,470                      1,000     1,106,470
                                                               -----------                             ------------
                                                                 1,106,470                                1,106,470
FLORIDA                                        9.06%
BREVARD COUNTY SCHOOL
   BOARD (COP) SERIES
   C (AMBAC)              5.000%  01-JUL-17                                 1,295   1,346,412   1,295     1,346,412
CITIZENS PROPERTY
   INSURANCE CORP.,
   SENIOR SECURED
   HIGH ACTIVITY, SER
   A-1, RB                6.000%  01-JUN-16             1,000    1,044,620                      1,000     1,044,620
FLORIDA BOARD OF
   EDUCATION (GO)
   (ETM)                  9.125%  01-JUN-14                                   135     175,345     135       175,345
FLORIDA BOARD OF
   EDUCATION CAPITAL
   OUTLAY (GO) SERIES
   D (LOC-WACHOVIA
   BANK)                  5.750%  01-JUN-22                                 1,000   1,043,910   1,000     1,043,910
FLORIDA STATE BOARD OF
   EDUCATION, CAPITAL
   OUTLAY, 2008 - SER
   B, GO                  5.000%  01-JUN-20               590      656,782                        590       656,782
FLORIDA DEPARTMENT OF
   TRANSPORTATION
   (RB) (MBIA)            5.000%  01-JUL-18                                 1,850   2,060,493   1,850     2,060,493
GULF BREEZE CAPITAL
   FUNDING (RB)
   SERIES A (MBIA)
   (VRDN)(A)              1.797%  01-DEC-17                                 1,000     857,280   1,000       857,280
HILLSBOROUGH COUNTY
   CAPITAL
   IMPROVEMENT, MOSI
   & COUNTY CENTER
   PROJECT (RB) (MBIA)    5.000%  01-JUL-16                                 1,240   1,388,664   1,240     1,388,664
LEE COUNTY
   TRANSPORTATION
   FACILITIES,
   REFUNDING, SER A,
   RB, INS: AMBAC         5.500%  01-OCT-14             1,000    1,057,150                      1,000     1,057,150
ORLANDO & ORANGE COUNTY
   EXPRESSWAY
   AUTHORITY (RB)
   SERIES A               5.250%  01-JUL-16                                 1,500   1,571,580   1,500     1,571,580
SEMINOLE COUNTY SCHOOL
   BOARD (COP) SERIES
   A (AMBAC)              5.500%  01-JUL-15                                 1,000   1,097,140   1,000     1,097,140
UNIVERSITY OF NORTH
   FLORIDA FINANCING
   CORPORATION,
   HOUSING PROJECT
   (RB) (MBIA)            5.000%  01-NOV-18                                 2,070   2,230,342   2,070     2,230,342
                                                               -----------         ----------          ------------
                                                                 2,758,552         11,771,166            14,529,718
GEORGIA                                        4.07%
ATLANTA WATER &
   WASTEWATER
   AUTHORITY (RB)
   SERIES A (AMBAC)       5.500%  01-NOV-13                                 1,950   2,110,563   1,950     2,110,563
FULTON COUNTY
   DEVELOPMENT
   AUTHORITY, GEORGIA
   TECH ATHLETIC
   ASSOCIATION (RB)
   (AMBAC)                5.500%  01-OCT-17                                 1,750   1,865,728   1,750     1,865,728
GEORGIA STATE,
   REFUNDING, SERIES
   C, GO                  5.500%  01-JUL-14             1,000    1,167,650                      1,000     1,167,650

                                                                              ACQUIRING FUND
                                                         SELLING FUND PNC       ALLEGIANT
                                                       NATIONAL TAX-EXEMPT  INTERMEDIATE TAX
                                                            BOND FUND        EXEMPT BOND FUND   PRO FORMA COMBINED
                                                       -------------------  -----------------  --------------------
                                             % OF NET    PAR      MARKET     PAR     MARKET      PAR      MARKET
                                              ASSETS    (000)     VALUE     (000)     VALUE     (000)      VALUE
                                             --------  ------  -----------  -----  ----------  ------  ------------
GEORGIA MUNICIPAL
   ELECTRIC AUTHORITY
   (RB) SERIES X
   (MBIA)                 6.500%  01-JAN-12                                 1,270   1,373,810   1,270     1,373,810
                                                               -----------         ----------          ------------
                                                                 1,167,650          5,350,101             6,517,751
IDAHO                                          0.67%
ADA & CANYON COUNTIES,
   JOINT SCHOOL
   DISTRICT NUMBER 2
   MERIDAN, GO, INS:
   SCHOOL BOARD
   GUARANTY               5.125%  30-JUL-19             1,000    1,066,030                      1,000     1,066,030
                                                               -----------                             ------------
                                                                 1,066,030                                1,066,030
ILLINOIS                                       4.79%
CHICAGO, REFUNDING, SER
   A-2, GO, INS: AMBAC    6.250%  01-JAN-13             1,000    1,159,540                      1,000     1,159,540
CHICAGO (GO) SERIES A
   (FSA)                  5.500%  01-JAN-14                                   160     168,941     160       168,941
ILLINOIS FINANCE
   AUTHORITY RB, ART
   INSTITUTE OF
   CHICAGO, SER A         5.250%  01-MAR-19             1,000    1,059,380                      1,000     1,059,380
ILLINOIS EDUCATIONAL
   FACILITIES
   AUTHORITY STUDENT
   HOUSING RB,
   EDUCATIONAL
   ADVANCEMENT FUND,
   UNIVERSITY CENTER
   PROJECT,
   PREREFUNDED 5/1/12
   @ 101                  6.000%  01-MAY-22             1,000    1,139,430                      1,000     1,139,430
ILLINOIS HIGHWAY TOLL
   AUTHORITY (RB)
   SERIES A               5.500%  01-JAN-13                                 1,000   1,113,650   1,000     1,113,650
LAKE COUNTY COMMUNITY
   CONSOLIDATED
   SCHOOL DISTRICT
   NUMBER 50,
   WOODLAND (GO) (FSA)    5.000%  01-JAN-19                                 1,280   1,384,090   1,280     1,384,090
UNIVERSITY OF ILLINOIS
   (RB) (MBIA)            5.000%  01-APR-18                                 1,000   1,082,140   1,000     1,082,140
WILL GRUNDY COUNTIES,
   COMMUNITY COLLEGE
   DISTRICT NO.525,
   JOILET JR.
   COLLEGE, GO            6.250%  01-JUN-24               500      575,720                        500       575,720
                                                               -----------         ----------          ------------
                                                                 3,934,070          3,748,821             7,682,891
INDIANA                                        6.06%
BALL STATE UNIVERSITY,
   HOUSING AND DINING
   SYSTEM (RB)
   (LOC-WACHOVIA BANK)    5.000%  01-JUL-21                                 2,190   2,305,150   2,190     2,305,150
EAST CHICAGO ELEMENTARY
   SCHOOL BUILDING
   CORPORATION, FIRST
   MORTGAGE (RB) (FSA)    6.250%  05-JAN-16                                 1,660   1,776,864   1,660     1,776,864
PURDUE UNIVERSITY (COP)   5.250%  01-JUL-21                                 1,930   2,175,033   1,930     2,175,033
WAWASEE COMMUNITY
   SCHOOL CORPORATION
   (RB) (FSA)             5.000%  15-JUL-18                                 1,000   1,122,170   1,000     1,122,170
WESTFIELD HIGH SCHOOL
   BUILDING
   CORPORATION (RB)
   (FSA)                  5.000%  15-JUL-18                                 2,135   2,340,750   2,135     2,340,750
                                                                                   ----------          ------------
                                                                                    9,719,967             9,719,967
MARYLAND                                       1.34%
MARYLAND STATE, STATE &
   LOCAL FACILITIES
   LOAN, 2ND SERIES,
   GO                     5.000%  01-AUG-14             1,875    2,150,475                      1,875     2,150,475
                                                               -----------                             ------------
                                                                 2,150,475                                2,150,475
MASSACHUSETTS                                  3.18%
MASSACHUSETTS BAY
   TRANSPORTATION
   AUTHORITY, GENERAL
   TRANSPORTATION
   SYSTEM, SER C, GO,
   INS: NATIONAL-RE
   FGIC                   5.500%  01-MAR-13             3,000    3,383,850                      3,000     3,383,850
MASSACHUSETTS STATE
   HEALTH &
   EDUCATIONAL
   FACILITIES
   AUTHORITY,
   BERKELEE COLLEGE
   OF MUSIC (RB)
   SERIES A               5.000%  01-OCT-17                                   500     534,360     500       534,360


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

                                                                              ACQUIRING FUND
                                                         SELLING FUND PNC       ALLEGIANT
                                                       NATIONAL TAX-EXEMPT  INTERMEDIATE TAX
                                                            BOND FUND        EXEMPT BOND FUND   PRO FORMA COMBINED
                                                       -------------------  -----------------  --------------------
                                             % OF NET    PAR      MARKET     PAR     MARKET      PAR      MARKET
                                              ASSETS    (000)     VALUE     (000)     VALUE     (000)      VALUE
                                             --------  ------  -----------  -----  ----------  ------  ------------
MASSACHUSETTS STATE
   WATER POLLUTION
   ABATEMENT TRUST
   REFUNDING, POOL
   PG, RB                 5.250%  01-AUG-17             1,000    1,184,010                      1,000     1,184,010
                                                               -----------         ----------          ------------
                                                                 4,567,860            534,360             5,102,220
MICHIGAN                                       4.31%
KENT COUNTY HOSPITAL
   FINANCE AUTHORITY,
   BUTTERWORTH
   HOSPITAL PROJECT
   (RB) SERIES A
   (MBIA)                 7.250%  15-JAN-13                                 1,475   1,576,598   1,475     1,576,598
MICHIGAN STATE BUILDING
   AUTHORITY RB,
   REFUNDING
   FACILITIES
   PROGRAM, SER I         5.125%  15-OCT-20             1,000    1,011,140                      1,000     1,011,140
MICHIGAN STATE HOSPITAL
   FINANCE AUTHORITY,
   EDWARD W. SPARROW
   HOSPITAL
   ASSOCIATION (RB)       5.000%  15-NOV-18                                 1,000     979,350   1,000       979,350
SOUTHFIELD LIBRARY
   BUILDING
   AUTHORITY,
   REFUNDING, GO,
   INS: NATIONAL-RE       5.000%  01-MAY-17             1,135    1,253,210                      1,135     1,253,210
WARREN CONSOLIDATED
   SCHOOL DISTRICT,
   REFUNDING, GO,
   INS:Q-SBLF             5.250%  01-MAY-17             1,930    2,088,337                      1,930     2,088,337
                                                               -----------         ----------          ------------
                                                                 4,352,687          2,555,948             6,908,635
MISSISSIPPI                                    1.49%
MISSISSIPPI DEVELOPMENT
   BANK SPECIAL
   OBLIGATION (RB)
   SERIES A (FSA)         5.000%  01-JUL-16                                 1,000   1,071,910   1,000     1,071,910
MISSISSIPPI DEVELOPMENT
   BANK SPECIAL
   OBLIGATION, BILOXI
   MISSISSIPPI
   PROJECT (RB)
   SERIES A (FSA)         5.000%  01-NOV-14                                 1,190   1,313,034   1,190     1,313,034
                                                                                   ----------          ------------
                                                                                    2,384,944             2,384,944
MISSOURI                                       1.47%
MISSOURI ENVIRONMENTAL
   IMPROVEMENT
   AUTHORITY,
   REVOLVING FUND
   PROGRAM (RB)
   SERIES B (FSA)         5.500%  01-JUL-16                                 1,000   1,194,080   1,000     1,194,080
MISSOURI STATE HIGHWAYS
   & TRANSPORTATION
   COMMISSION, STATE
   ROAD RB, SECOND
   LIEN                   5.000%  01-MAY-17             1,000    1,162,830                      1,000     1,162,830
                                                               -----------         ----------          ------------
                                                                 1,162,830          1,194,080             2,356,910
NEBRASKA                                       1.76%
LANCASTER COUNTY,
   NEBRASKA SCHOOL
   DISTRICT NO 1,
   LINCOLN PUBLIC
   SCHOOLS, GO            5.000%  15-JAN-20             2,460    2,821,768                      2,460     2,821,768
                                                               -----------                             ------------
                                                                 2,821,768                                2,821,768
NEVADA                                         1.78%
CLARK COUNTY PASSENGER
   FACILITY CHARGE,
   RB, LAS
   VEGAS-MCCARRAN
   INTERNATIONAL
   AIRPORT, SER A         5.000%  01-JUL-12             1,000    1,052,340                      1,000     1,052,340
RENO SALES TAX RB,
   SENIOR LIEN, RENO
   PROJECT, VRBD,
   LOC: BANK OF NEW
   YORK(A)                0.250%  01-JUN-42             1,800    1,800,000                      1,800     1,800,000
                                                               -----------                             ------------
                                                                 2,852,340                                2,852,340


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

                                                                              ACQUIRING FUND
                                                         SELLING FUND PNC       ALLEGIANT
                                                       NATIONAL TAX-EXEMPT  INTERMEDIATE TAX
                                                            BOND FUND        EXEMPT BOND FUND   PRO FORMA COMBINED
                                                       -------------------  -----------------  --------------------
                                             % OF NET    PAR      MARKET     PAR     MARKET      PAR      MARKET
                                              ASSETS    (000)     VALUE     (000)     VALUE     (000)      VALUE
                                             --------  ------  -----------  -----  ----------  ------  ------------
NEW JERSEY                                     2.66%
NEW JERSEY STATE
   TRANSPORTATION
   TRUST FUND
   AUTHORITY,
   TRANSPORTATION
   SYSTEM (RB) SERIES
   B (MBIA)               5.250%  15-DEC-14                                 1,000   1,101,590   1,000     1,101,590
NEW JERSEY ECONOMIC
   DEVELOPMENT
   AUTHORITY RB,
   SCHOOL FACILITY
   CONSTRUCTION T1,
   INS: FSA               5.000%  01-SEP-11             3,000    3,163,260                      3,000     3,163,260
                                                               -----------         ----------          ------------
                                                                 3,163,260          1,101,590             4,264,850
NEW MEXICO                                     0.83%
NEW MEXICO FINANCE
   AUTHORITY (RB)
   (MBIA)                 5.000%  15-JUN-19                                 1,210   1,325,434   1,210     1,325,434
                                                                                   ----------          ------------
                                                                                    1,325,434             1,325,434
NEW YORK                                       6.24%
BUFFALO SEWER AUTHORITY
   (RB) SERIES F
   (AMBAC)                6.000%  01-JUL-13                                 1,300   1,419,067   1,300     1,419,067
NASSAU COUNTY INTERIM
   FINANCE AUTHORITY,
   SALES TAX SECURED,
   SER A, RB              5.000%  15-NOV-14             1,000    1,128,250                      1,000     1,128,250
NEW YORK STATE
   DORMITORY
   AUTHORITY, RB, NON
   STATE SUPPORTED
   DEBT, RESIDENTIAL
   INSTITUTION FOR
   CHILDREN, INS:
   SONYMA                 5.000%  01-JUN-15               650      725,751                        650       725,751
NEW YORK STATE
   ENVIRONMENTAL
   FACILITIES CORP.,
   STATE CLEAN WATER
   & DRINKING,
   REVOLVING FUNDS,
   NEW YORK CITY
   MUNICIPAL WATER
   PROJECT, SER B, RB     5.250%  15-JUN-16             1,350    1,478,075                      1,350     1,478,075
NEW YORK STATE THRUWAY
   AUTHORITY, HIGHWAY
   & BRIDGE TRUST
   FUND, REFUNDING,
   SER C, RB, INS:
   NATIONAL-RE            5.250%  01-APR-11             2,000    2,132,800                      2,000     2,132,800
NEW YORK STATE URBAN
   DEVELOPMENT CORP.
   RB, STATE PERSONAL
   INCOME TAX, SERIES
   B-1                    5.000%  15-MAR-14             1,250    1,391,813                      1,250     1,391,813
TOBACCO SETTLEMENT
   FINANCING CORP.,
   ASSET BACKED, SER
   A-1, RB                5.500%  01-JUN-16             1,690    1,723,918                      1,690     1,723,918
                                                               -----------         ----------          ------------
                                                                 8,580,607          1,419,067             9,999,674
NORTH CAROLINA                                 2.14%
IREDELL COUNTY, IREDELL
   COUNTY SCHOOL
   PROJECT (COP)
   (AMBAC)                5.000%  01-JUN-14                                 1,140   1,286,741   1,140     1,286,741
MOORESVILLE (COP)
   (AMBAC)                5.000%  01-SEP-17                                 1,000   1,112,620   1,000     1,112,620
NORTH CAROLINA MEDICAL
   CARE COMMISSION
   HEALTH SYSTEMS RB,
   MISSION HEALTH
   COMBINED GROUP         5.000%  01-OCT-22             1,000    1,030,140                      1,000     1,030,140
                                                               -----------         ----------          ------------
                                                                 1,030,140          2,399,361             3,429,501
OHIO                                           4.67%
OHIO STATE BUILDING
   AUTHORITY, ADULT
   CORRECTIONAL
   BUILDING FUND
   PROJECT (RB),
   SERIES A               5.000%  01-OCT-21                                 1,320   1,459,102   1,320     1,459,102
OHIO STATE UNIVERSITY
   (RB) SERIES A          5.000%  01-DEC-17                                 1,215   1,407,869   1,215     1,407,869
OHIO STATE, COMMON
   SCHOOLS, SERIES A,
   GO                     5.000%  15-SEP-17             3,000    3,346,620                      3,000     3,346,620
RICHLAND COUNTY
   HOSPITAL
   FACILITIES
   IMPROVEMENTS RB,
   MEDCENTRAL HEALTH,
   SER B, PREREFUNDED
   11/15/10 @ 101         6.375%  15-NOV-30             1,165    1,267,287                      1,165     1,267,287
                                                               -----------         ----------          ------------
                                                                 4,613,907          2,866,971             7,480,878

                                                                              ACQUIRING FUND
                                                         SELLING FUND PNC       ALLEGIANT
                                                       NATIONAL TAX-EXEMPT  INTERMEDIATE TAX
                                                            BOND FUND        EXEMPT BOND FUND   PRO FORMA COMBINED
                                                       -------------------  -----------------  --------------------
                                             % OF NET    PAR      MARKET     PAR     MARKET      PAR      MARKET
                                              ASSETS    (000)     VALUE     (000)     VALUE     (000)      VALUE
                                             --------  ------  -----------  -----  ----------  ------  ------------
OKLAHOMA                                       1.99%
GRAND RIVER DAM
   AUTHORITY (RB)
   (MBIA)                 6.250%  01-JUN-11                                 2,500   2,681,275   2,500     2,681,275
OKLAHOMA DEVELOPMENT
   FINANCE AUTHORITY,
   ST. JOHN HEALTH
   SYSTEM (RB)            5.000%  15-FEB-17                                   500     508,595     500       508,595
                                                                                   ----------          ------------
                                                                                    3,189,870             3,189,870
PENNSYLVANIA                                   6.38%
ALLEGHENY COUNTY
   HOSPITAL
   DEVELOPMENT
   AUTHORITY RB,
   UNIVERSITY OF
   PITTSBURGH MEDICAL
   CENTER, SER A          5.000%  01-SEP-11             1,000    1,047,270                      1,000     1,047,270
ALLEGHENY COUNTY HIGHER
   EDUCATION
   BUILDING, DUQUESNE
   UNIVERSITY (RB)
   SERIES 2008            5.000%  01-MAR-16                                 1,000   1,097,550   1,000     1,097,550
CHESTER COUNTY,
   UNREFUNDED
   BALANCE, GO            5.500%  15-NOV-15             2,235    2,409,956                      2,235     2,409,956
MIFFLIN COUNTY HOSPITAL
   AUTHORITY, RB,
   INS: RADIAN,
   PREREFUNDED 1/1/11
   @ 101                  6.000%  01-JUL-15             1,895    2,055,639                      1,895     2,055,639
NORTHAMPTON COUNTY
   GENERAL PURPOSE
   AUTHORITY,
   LAFAYETTE
   COLLEGE, RB            5.000%  01-NOV-18             1,575    1,807,911                      1,575     1,807,911
PENNSYLVANIA HIGHER
   EDUCATIONAL
   FACILTIES
   AUTHORITY RB,
   ASSOCIATION OF
   INDEPENDENT
   COLLEGES &
   UNIVERSITIES,
   SER-FF2, INS:
   RADIAN                 5.000%  15-DEC-16             1,425    1,357,013                      1,425     1,357,013
PHILADELPHIA WATER &
   WASTEWATER
   AUTHORITY (RB)
   SERIES A               5.750%  01-JAN-19                                   415     459,413     415       459,413
                                                               -----------         ----------          ------------
                                                                 8,677,789          1,556,963            10,234,752
PUERTO RICO                                    1.83%
PUERTO RICO
   COMMONWEALTH
   HIGHWAY &
   TRANSPORTATION
   AUTHORITY, RB, SER
   Y                      6.250%  01-JUL-13             1,000    1,049,680                      1,000     1,049,680
PUERTO RICO ELECTRIC
   POWER AUTHORITY,
   SER RR, RB, INS:
   FGIC, PREREFUNDED
   7/01/15 @ 100          5.000%  01-JUL-35             1,000    1,165,890                      1,000     1,165,890
PUERTO RICO ELECTRIC
   POWER AUTHORITY
   (RB) SERIES TT         5.000%  01-JUL-17                                   200     202,378     200       202,378
PUERTO RICO ELECTRIC
   POWER AUTHORITY
   (RB) SERIES WW         5.500%  01-JUL-18                                   500     522,870     500       522,870
                                                               -----------         ----------          ------------
                                                                 2,215,570            725,248             2,940,818
SOUTH CAROLINA                                 1.60%
LEXINGTON COUNTY HEALTH
   SERVICES DISTRICT,
   LEXINGTON MEDICAL
   CENTER (RB)            5.000%  01-NOV-16                                   500     527,185     500       527,185
COLUMBIA COP, TOURISM
   DEVELOPMENT FEE
   PLEDGE, INS: AMBAC     5.250%  01-JUN-17             1,895    2,035,893                      1,895     2,035,893
                                                               -----------         ----------          ------------
                                                                 2,035,893            527,185             2,563,078
TENNESSEE                                      1.29%
KNOX COUNTY HEALTH,
   EDUCATIONAL &
   HOUSING FACILITIES
   BOARD, UNIVERSITY
   HEALTH SYSTEM (RB)     5.000%  01-APR-17                                 1,000     970,320   1,000       970,320
SEVIERVILLE PUBLIC
   BUILDING
   AUTHORITY, LOCAL
   GOVERNMENT PUBLIC
   IMPROVEMENT
   PROJECT (RB)           5.000%  01-JUN-14                                 1,000   1,096,010   1,000     1,096,010
                                                                                   ----------          ------------
                                                                                    2,066,330             2,066,330


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

                                                                              ACQUIRING FUND
                                                         SELLING FUND PNC       ALLEGIANT
                                                       NATIONAL TAX-EXEMPT  INTERMEDIATE TAX
                                                            BOND FUND        EXEMPT BOND FUND   PRO FORMA COMBINED
                                                       -------------------  -----------------  --------------------
                                             % OF NET    PAR      MARKET     PAR     MARKET      PAR      MARKET
                                              ASSETS    (000)     VALUE     (000)     VALUE     (000)      VALUE
                                             --------  ------  -----------  -----  ----------  ------  ------------
TEXAS                                          7.91%
AUSTIN INDEPENDENT
   SCHOOL DISTRICT,
   REFUNDING, GO,
   INS: PSF-GTD           5.000%  01-AUG-16             2,500    2,884,350                      2,500     2,884,350
AUSTIN WATER &
   WASTEWATER SYSTEM
   (RB) SERIES A
   (AMBAC)                5.500%  15-NOV-14                                 1,000   1,153,050   1,000     1,153,050
AUSTIN WATER &
   WASTEWATER SYSTEM
   (RB) (MBIA)            5.000%  15-NOV-17                                 1,000   1,119,870   1,000     1,119,870
COMAL INDEPENDENT
   SCHOOL DISTRICT
   (GO) (MBIA)            5.500%  01-FEB-19                                   215     222,964     215       222,964
CONROE INDEPENDENT
   SCHOOL DISTRICT
   (GO) (MBIA)            5.500%  15-FEB-15                                   195     194,994     195       194,994
HARRIS COUNTY,
   UNREFUNDED
   BALANCE, GO            5.375%  01-OCT-16             1,465    1,560,987                      1,465     1,560,987
HARRIS COUNTY, SER A, GO  5.000%  01-OCT-22             1,000    1,100,770                      1,000     1,100,770
HARRIS COUNTY CULTURAL
   EDUCATION
   FACILITIES FINANCE
   CORP. RB,
   METHODIST HOSPITAL
   SYSTEM                 5.000%  01-JUN-14               750      803,273                        750       803,273
NORTH TEXAS HEALTH
   FACILITIES
   DEVELOPMENT
   CORPORATION,
   UNITED REGIONAL
   HEALTHCARE SYSTEM
   (RB) (MBIA)            5.000%  01-SEP-17                                   800     814,544     800       814,544
NORTH TEXAS MUNICIPAL
   WATER DISTRICT,
   REGIONAL WASTE
   WATER, RB              5.000%  01-JUN-19             1,000    1,110,000                      1,000     1,110,000
ROBINSON INDEPENDENT
   SCHOOL DISTRICT
   (GO) (PSF-GTD)         5.750%  15-AUG-12                                   575     580,267     575       580,267
TEXAS TECH UNIVERSITY
   SYSTEM REVENUE
   (RB) TWELFTH SERIES    5.000%  15-FEB-19                                 1,000   1,127,690   1,000     1,127,690
                                                               -----------         ----------          ------------
                                                                 7,459,380          5,213,379            12,672,759
UTAH                                           0.95%
SALT LAKE CITY, SALES
   TAX RB, SERIES A       5.000%  01-OCT-16             1,310    1,527,997                      1,310     1,527,997
                                                               -----------                             ------------
                                                                 1,527,997                                1,527,997
VIRGINIA                                       0.72%
VIRGINIA COLLEGE
   BUILDING AUTHORITY
   (RB) SERIES A          5.000%  01-SEP-15                                   965   1,109,663     965     1,109,663
VIRGINIA COLLEGE
   BUILDING AUTHORITY
   (RB) SERIES A (ETM)    5.000%  01-SEP-15                                    35      40,732      35        40,732
                                                                                   ----------          ------------
                                                                                    1,150,395             1,150,395
WASHINGTON                                     4.93%
KING COUNTY SCHOOL
   DISTRICT NUMBER
   406 SOUTH CENTRAL
   (GO)                   5.000%  01-DEC-17                                 1,300   1,430,104   1,300     1,430,104
WASHINGTON STATE (GO)
   SERIES D (AMBAC)(B)    5.000%  01-JAN-15                                 1,700   1,929,432   1,700     1,929,432
ENERGY NORTHWEST
   WASHINGTON
   ELECTRIC RB,
   REFUNDING COLUMBIA
   GENERATING, SER A      5.500%  01-JUL-15             2,000    2,297,420                      2,000     2,297,420
WASHINGTON STATE,
   VARIOUS PURPOSE,
   SERIES R-A, GO,
   INS: AMBAC             5.000%  01-JAN-14             2,000    2,244,420                      2,000     2,244,420
                                                               -----------         ----------          ------------
                                                                 4,541,840          3,359,536             7,901,376

                                                                              ACQUIRING FUND
                                                         SELLING FUND PNC       ALLEGIANT
                                                       NATIONAL TAX-EXEMPT  INTERMEDIATE TAX
                                                            BOND FUND        EXEMPT BOND FUND   PRO FORMA COMBINED
                                                       -------------------  -----------------  --------------------
                                             % OF NET    PAR      MARKET     PAR     MARKET      PAR      MARKET
                                              ASSETS    (000)     VALUE     (000)     VALUE     (000)      VALUE
                                             --------  ------  -----------  -----  ----------  ------  ------------
WISCONSIN                                      1.04%
MILWAUKEE (GO) SERIES
   B10 (AMBAC)            5.000%  15-FEB-18                                 1,000   1,097,510   1,000     1,097,510
WISCONSIN STATE
   TRANSPORTATION,
   RB, SER A              5.000%  01-JUL-18               500      573,375                        500       573,375
                                                               -----------         ----------          ------------
                                                                   573,375          1,097,510             1,670,885

                                                                                     SHARES               SHARES
                                                                                   ----------          ------------
AFFILIATED MONEY MARKET
   FUND                                        0.58%
ALLEGIANT TAX EXEMPT
   MONEY MARKET FUND,
   CLASS I                                                                    937     936,808     937       936,808
                                                                                   ----------          ------------
                                                                                      936,808               936,808
TOTAL INVESTMENT AT
   MARKET                                     99.04%            89,557,688         69,209,640           158,767,328
                                                               -----------         ----------          ------------
TOTAL INVESTMENT AT
   COST(C)                                                      87,276,756         67,148,117           154,424,873
                                                               -----------         ----------          ------------

(A)  VARIABLE OR FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF MAY 31, 2009.

(B)  ZERO COUPON BOND -- THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

(C) AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSE IS $87,276,756 FOR THE PNC NATIONAL TAX EXEMPT BOND FUND AND $67,125,624 FOR ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND. THE COMBINED PROFORMA IS $154,402,380.


GROSS UNREALIZED APPRECIATION:

PNC NATIONAL TAX-EXEMPT BOND FUND:             $2,584,289
ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND:    2,435,079
                                               ----------
COMBINED PROFORMA:                             $5,019,368
GROSS UNREALIZED DEPRECIATION
   PNC NATIONAL TAX-EXEMPT BOND FUND:          $ (303,357)
ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND:     (351,066)
                                               ----------
COMBINED PROFORMA:                             $ (654,423)
NET UNREALIZED APPRECIATION:
PNC NATIONAL TAX-EXEMPT BOND FUND:             $2,280,932
ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND:    2,084,016
                                               ----------
COMBINED PROFORMA:                             $4,364,948

AMBAC   -- AMBAC ASSURANCE CORPORATION
COP     -- CERTIFICATE OF PARTICIPATION
ETM     -- ESCROWED TO MATURITY
FSA     -- FINANCIAL SECURITY ASSURANCE
GO      -- GENERAL OBLIGATION
LOC     -- LETTER OF CREDIT
MBIA    -- MBIA INSURANCE CO. OF ILLINOIS
PSF-GTD -- PERMANENT SCHOOL FUND - GUARANTEED
RB      -- REVENUE BOND
VRDN    -- VARIABLE RATE DEMAND NOTE: THE RATE SHOWN IS THE RATE IN EFFECT ON
           MAY 31, 2009, AND THE DATE SHOWN IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

** "% OF NET ASSETS" IS THE PERCENTAGE OF NET ASSETS OF THE PRO FORMA COMBINED FUND.

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                        Selling Fund                 Acquiring Fund
ASSETS - INVESTMENT IN SECURITIES               PNC National Tax-Exempt Bond   Allegiant Intermediate Tax     Pro Forma
VALUATION INPUTS                                            Fund                    Exempt Bond Fund          Combined
---------------------------------               ----------------------------   --------------------------   ------------
                                                        Market Value                  Market Value          Market Value
                                                ----------------------------   --------------------------   ------------
Level 1 - Quoted Prices                                                                   936,808                936,808
Level 2 - Other Significant Observable Inputs            89,557,688                    68,272,832            157,830,520
Level 3 - Significant Unobservable Inputs
                                                         ----------                    ----------            -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                  89,557,688                    69,209,640            158,767,328

                           PNC PRIME MONEY MARKET FUND
                           ALLEGIANT MONEY MARKET FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009


                                                         Selling Fund
                                                       Pnc Prime Money          Acquiring Fund Allegiant
                                                         Market Fund                Money Market Fund         Pro Forma Combined
                                               -------------------------------  -------------------------  -------------------------
                                                % of     Shares                                              Shares
                                                 Net      / Par       Market     Shares /       Market        / Par        Market
                                               Assets     (000)       Value      Par (000)      Value         (000)        Value
                                               ------  ----------  -----------  ----------  -------------  ----------  -------------
U.S. GOVERNMENT AGENCY
   OBLIGATION                                  35.80%
FEDERAL FARM CREDIT                             0.95%
FEDERAL FARM CREDIT
   BANK (B)               0.9400%  03/04/2010                                       30,000     30,000,000      30,000     30,000,000
                                                                                            -------------              -------------
                                                                                               30,000,000                 30,000,000
FEDERAL HOME LOAN
   BANK                                        12.33%
FEDERAL HOME LOAN
   BANK (C)               0.2500%  06/02/2009                                       12,000     11,999,915      12,000     11,999,915
FEDERAL HOME LOAN
   BANK (C)               0.2300%  06/12/2009                                       30,000     29,997,892      30,000     29,997,892
FEDERAL HOME LOAN
   BANK (C)               0.3600%  08/26/2009                                        8,250      8,242,905       8,250      8,242,905
FEDERAL HOME LOAN
   BANK (C)               0.3800%  10/20/2009                                       30,000     29,955,350      30,000     29,955,350
FEDERAL HOME LOAN
   BANK (C)               0.4700%  11/02/2009                                       30,000     29,939,683      30,000     29,939,683
FEDERAL HOME LOAN
   BANK                   4.5000%  10/09/2009                                       19,500     19,764,920      19,500     19,764,920
FEDERAL HOME LOAN
   BANK (B)               0.9200%  10/23/2009                                       10,000     10,011,414      10,000     10,011,414
FEDERAL HOME LOAN
   BANK (B)               0.4760%  11/23/2009                                       20,000     20,020,158      20,000     20,020,158
FEDERAL HOME LOAN
   BANK (B)               1.0590%  09/18/2009                                       21,000     21,023,325      21,000     21,023,325
FEDERAL HOME LOAN
   BANK (B)               0.3250%  01/08/2010                                       30,000     29,952,678      30,000     29,952,678
FEDERAL HOME LOAN
   BANK (B)               0.3060%  01/13/2010                                       30,000     29,956,154      30,000     29,956,154
FEDERAL HOME LOAN
   BANK                   2.7000%  09/23/2009                                       30,000     30,155,987      30,000     30,155,987
FEDERAL HOME LOAN
   BANK (B)               1.1260%  10/05/2009               8,000    7,999,113      45,000     45,047,097      53,000     53,046,210
FEDERAL HOME LOAN
   BANK (B)               1.0640%  10/13/2009                                       16,800     16,841,998      16,800     16,841,998
FEDERAL HOME LOAN
   BANK (B)               1.0390%  07/13/2010               8,000    7,997,829                                  8,000      7,997,829
FEDERAL HOME LOAN
   BANK (B)               0.8700%  02/23/2010                                       20,000     20,000,000      20,000     20,000,000
FEDERAL HOME LOAN
   BANK (F)               1.0500%  02/23/2010               5,000    4,997,737                                  5,000      4,997,737
FEDERAL HOME LOAN
   BANK (F)               0.7000%  04/30/2010               3,500    3,500,384                                  3,500      3,500,384
FEDERAL HOME LOAN
   BANK  (F)              0.5200%  06/25/2010               6,500    6,496,750                                  6,500      6,496,750
FEDERAL HOME LOAN
   BANK  (D) (F)          0.6500%  06/10/2010               6,300    6,300,000                                  6,300      6,300,000
                                                                   -----------              -------------              -------------
                                                                    37,291,813                352,909,476                390,201,289

FEDERAL HOME LOAN
   MORTGAGE CORPORATION                        11.15%
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)        0.2890%  09/21/2009                                       30,000     29,993,952      30,000     29,993,952
(MTN)
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)        1.0870%  09/25/2009                                       30,000     30,027,641      30,000     30,027,641
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)        0.2463%  09/28/2009               7,500    7,492,657                                  7,500      7,492,657
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)        0.2610%  10/19/2009                                       45,000     44,977,574      45,000     44,977,574
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)        0.2140%  12/23/2009                                       18,000     17,975,102      18,000     17,975,102
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION  (D)
   (F)                    1.0000%  12/30/2009               5,000    5,000,000                                  5,000      5,000,000
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION  (B)       1.0388%  07/12/2010               6,000    6,000,000                                  6,000      6,000,000
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION  (B)       0.8160%  02/09/2010                                       30,000     30,000,000      30,000     30,000,000
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION  (B)       1.1875%  12/31/2010               6,000    6,000,223                                  6,000      6,000,223


                                                         Selling Fund
                                                       Pnc Prime Money          Acquiring Fund Allegiant
                                                         Market Fund                Money Market Fund         Pro Forma Combined
                                               -------------------------------  -------------------------  -------------------------
                                                % of     Shares                                              Shares
                                                 Net      / Par       Market     Shares /       Market        / Par        Market
                                               Assets     (000)       Value      Par (000)      Value         (000)        Value
                                               ------  ----------  -----------  ----------  -------------  ----------  -------------
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)        1.0000%  06/01/2009                                       30,000     30,000,000      30,000     30,000,000
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)        0.4000%  06/24/2009                                       14,500     14,496,294      14,500     14,496,294
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)        1.0200%  06/25/2009                                       30,000     29,979,600      30,000     29,979,600
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)        0.2300%  07/06/2009                                       30,000     29,993,292      30,000     29,993,292
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)        0.5200%  09/14/2009                                       30,000     29,954,500      30,000     29,954,500
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)        0.7000%  10/13/2009                                       26,247     26,178,612      26,247     26,178,612
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)        0.9300%  02/05/2010                                       15,000     14,903,513      15,000     14,903,513
                                                                   -----------              -------------              -------------
                                                                    24,492,880                328,480,080                352,972,960

FEDERAL NATIONAL
   MORTGAGE ASSOCIATION                        11.36%
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)        0.3600%  06/02/2009                                       15,000    14,999,850       15,000     14,999,850
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)        0.9500%  06/03/2009                                       30,000    29,998,417       30,000     29,998,417
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION(C)         0.1600%  06/12/2009                                       10,000      9,999,511      10,000      9,999,511
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)        0.4000%  07/01/2009                                       11,985     11,981,005      11,985     11,981,005
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)        0.1400%  07/08/2009                                       27,000     26,996,115      27,000     26,996,115
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)        0.1500%  07/08/2009                                        1,600      1,599,753       1,600      1,599,753
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)        0.5000%  08/03/2009                                       30,000     29,973,750      30,000     29,973,750
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)        0.5300%  09/09/2009                                       15,000     14,977,917      15,000     14,977,917
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)        0.7000%  09/14/2009                                       30,000     29,938,750      30,000     29,938,750
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)        0.4250%  09/23/2009                                       20,000     19,973,083      20,000     19,973,083
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)        0.8500%  11/10/2009                                       30,000     29,885,250      30,000     29,885,250
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)        0.9000%  01/04/2010                                       30,000     29,837,250      30,000     29,837,250
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)        0.5300%  01/19/2010                                       30,000     29,897,533      30,000     29,897,533
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (B)        0.7000%  10/22/2010               8,000    8,000,000                                  8,000      8,000,000
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION(F)         5.1250%  07/13/2009               4,500    4,510,453                                  4,500      4,510,453
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (B)        1.0520%  01/21/2010                                       30,000     30,085,447      30,000     30,085,447
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (B)        0.8825%  02/12/2010               7,000    6,989,636      30,000     29,947,553      37,000     36,937,189
                                                                   -----------              -------------              -------------
                                                                    19,500,089                340,091,184                359,591,273
COMMERCIAL PAPER                               30.27%
ASSET BACKED
   SECURITIES                                   4.32%
AMSTERDAM FUNDING
   CORP. (A) (F)          0.5200%  06/22/2009              14,500   14,495,602                                 14,500     14,495,602
BARTON CAPITAL LLC
   (A) (F)                0.4300%  06/03/2009              14,600   14,599,651                                 14,600     14,599,651
CANCARA ASSET
   SECURITIZATION
   LLC (A) (F)            0.4000%  06/18/2009              12,500   12,497,639                                 12,500     12,497,639
EDISON ASSET
   SECURITIZATION
   LLC (A) (F)            0.4000%  06/15/2009               8,000    7,998,756                                  8,000      7,998,756
ENTERPRISE FUNDING
   LLC (A) (F)            0.3000%  07/10/2009               8,500    8,497,238                                  8,500      8,497,238
ENTERPRISE FUNDING
   LLC (A) (F)            0.4000%  06/02/2009               5,500    5,499,939                                  5,500      5,499,939
FAIRWAY FINANCE
   CORP. (A) (F)          0.4000%  06/17/2009              15,000   14,997,333                                 15,000     14,997,333
PARK AVENUE
   RECEIVABLES (A)
   (F)                    0.3500%  06/10/2009              14,500   14,498,731                                 14,500     14,498,731
SHEFFIELD
   RECEIVABLES (A)
   (F)                    0.3500%  07/02/2009              15,000   14,995,479                                 15,000     14,995,479
STARBIRD FUNDING
   CORP. (A) (F)          0.3000%  06/11/2009              14,500   14,498,792                                 14,500     14,498,792
VARIABLE FUNDING
   CAPITAL (A) (F)        0.3500%  06/24/2009              14,000   13,996,869                                 14,000     13,996,869
                                                                   -----------                                         -------------
                                                                   136,576,029                                           136,576,029

BANKING                                         3.03%
JPMORGAN CHASE & CO.
   (F)                    0.1800%  06/16/2009              12,000   11,999,100                                 12,000     11,999,100
JPMORGAN CHASE & CO.
   (f)                    0.2200%  06/18/2009                                       10,000      9,998,961      10,000      9,998,961
JPMORGAN CHASE & CO.
   (f)                    0.2200%  06/19/2009                                       25,000     24,997,250      25,000     24,997,250
SCOTIABANC(f)             0.3200%  07/02/2009                                       20,000     19,994,833      20,000     19,994,833


                                                         Selling Fund
                                                       Pnc Prime Money          Acquiring Fund Allegiant
                                                         Market Fund                Money Market Fund         Pro Forma Combined
                                               -------------------------------  -------------------------  -------------------------
                                                % of     Shares                                              Shares
                                                 Net      / Par       Market     Shares /       Market        / Par        Market
                                               Assets     (000)       Value      Par (000)      Value         (000)        Value
                                               ------  ----------  -----------  ----------  -------------  ----------  -------------
SCOTIABANC (F)            0.2600%  07/17/2009                                       15,000     14,995,017      15,000     14,995,017
UBS FINANCE DELAWARE
   LLC (F)                0.6200%  07/17/2009              14,000   13,988,909                                 14,000     13,988,909
                                                                   -----------              -------------              -------------
                                                                    25,988,009                 69,986,061                 95,974,070

COMMERICAL SERVICES                             1.02%
HARVARD UNIVERSITY(F)     0.2000%  06/25/2009                                        7,293      7,291,930       7,293      7,291,930
YALE UNIVERSITY (F)       0.6500%  06/16/2009                                       25,000     24,993,229      25,000     24,993,229
                                                                                            -------------              -------------
                                                                                               32,285,159                 32,285,159

CONSUMER STAPLES                                2.28%
COCA-COLA CO. (A) (F)     0.3000%  07/08/2009              12,000   11,996,300                                 12,000     11,996,300
COCA-COLA CO. (F)         0.4000%  06/01/2009                                       30,000     30,000,000      30,000     30,000,000
NESTLE CAPITAL (F)        0.3500%  06/08/2009                                       30,000     29,997,958      30,000     29,997,958
                                                                   -----------              -------------              -------------
                                                                    11,996,300                 59,997,958                 71,994,258

FINANCE-AUTOMOTIVE                              3.04%
AMERICAN HONDA
   FINANCE CORP.(F)       0.6500%  06/04/2009              10,000    9,999,458                                 10,000      9,999,458
AMERICAN HONDA
   FINANCE CORP.(F)       0.6000%  06/15/2009               4,000    3,999,067                                  4,000      3,999,067
AMERICAN HONDA
   FINANCE CORP.(F)       0.4500%  07/16/2009                                       17,375     17,365,227      17,375     17,365,227
AMERICAN HONDA
   FINANCE CORP.(F)       0.6500%  08/05/2009                                       15,000     14,982,396      15,000     14,982,396
TOYOTA MOTOR CREDIT
   CORP. (F)              0.2500%  06/09/2009                                       25,000     24,998,611      25,000     24,998,611
TOYOTA MOTOR CREDIT
   CORP. (F)              0.3000%  06/15/2009              15,000   14,998,250                                 15,000     14,998,250
TOYOTA MOTOR CREDIT
   CORP. (F)              0.3000%  07/23/2009                                       10,000      9,995,667      10,000      9,995,667
                                                                   -----------              -------------              -------------
                                                                    28,996,775                 67,341,901                 96,338,676

FINANCIAL SERVICES                              6.61%
BNP PARIBAS FINANCE
   (F)                    0.2800%  06/15/2009                                       25,000     24,997,278       25,000    24,997,278
BNP PARIBAS FINANCE,
   INC.(F)                1.0200%  07/07/2009               5,975    5,968,906                                  5,975      5,968,906
CBA (DELAWARE)
   FINANCE (F)            0.3500%  06/092009               12,000   11,999,067                                 12,000     11,999,067
CBA (DELAWARE)
   FINANCE (F)            0.4000%  07/06/2009               5,000    4,998,056                                  5,000      4,998,056
GENERAL ELECTRIC
   CAPITAL CORP.          0.2400%  06/16/2009              12,000   11,998,800                                 12,000     11,998,800
KFW  (A) (F)              0.1800%  06/16/2009              14,000   13,998,950                                 14,000     13,998,950
PACCAR FINANCIAL (F)      0.3200%  07/27/2009                                       12,000     11,994,027      12,000     11,994,027
PACCAR FINANCIAL (F)      0.2800%  08/14/2009                                       15,200     15,191,252      15,200     15,191,252
RABOBANK USA FINANCE
   CORP. (F)              0.7300%  06/01/2009               6,000    6,000,000                                  6,000      6,000,000
RABOBANK USA FINANCE
   CORP. (F)              0.6400%  07/01/2009               4,000    3,997,867                                  4,000      3,997,867
RABOBANK USA
   FINANCIAL (F)          0.4000%  07/31/2009                                       30,000     29,980,000      30,000     29,980,000
STRAIGHT-A FUNDING
   LLC  (F)               0.4300%  08/14/2009               7,500    7,493,371                                  7,500      7,493,371
STRAIGHT-A FUNDING
   LLC  (F)               0.4300%  08/10/2009                                       10,000      9,991,639      10,000      9,991,639
STRAIGHT-A FUNDING
   LLC  (F)               0.3200%  07/24/2009                                       25,697     25,684,894      25,697     25,684,894
WAL-MART FUNDING (F)      0.3000%  06/02/2009                                       25,000     24,999,792      25,000     24,999,792
                                                                   -----------              -------------              -------------
                                                                    66,455,017                142,838,882                209,293,899
HEALTHCARE                                      0.95%
JOHNSON & JOHNSON
   (f)                    0.3200%  06/03/2009                                       30,000     29,999,467      30,000     29,999,467
                                                                                            -------------              -------------
                                                                                               29,999,467                 29,999,467
INFORMATION
   TECHNOLOGY                                   0.63%


                                                         SELLING FUND
                                                       PNC PRIME MONEY          ACQUIRING FUND ALLEGIANT
                                                         MARKET FUND                MONEY MARKET FUND         PRO FORMA COMBINED
                                               -------------------------------  -------------------------  -------------------------
                                                % OF     SHARES                                              SHARES
                                                 NET      / PAR       MARKET     SHARES /       MARKET        / PAR        MARKET
                                               ASSETS     (000)       VALUE      PAR (000)      VALUE         (000)        VALUE
                                               ------  ----------  -----------  ----------  -------------  ----------  -------------
MICROSOFT (F)             0.1600%  07/15/2009                                       20,000     19,996,089      20,000     19,996,089
                                                                                            -------------              -------------
                                                                                               19,996,089                 19,996,089
INSURANCE                                       0.19%
NEW YORK LIFE
   CAPITAL (F)            0.3000%  07/08/2009                                        6,000      5,998,150       6,000      5,998,150
                                                                                            -------------              -------------
                                                                                                5,998,150                  5,998,150
U.S. GOVERNMENT AGENCY
   BACKED TEMPORARY
   LIQUIDITY GUARANTEE
   PROGRAM - 8.20%
BANK OF AMERICA
   (TLGP) (FDIC) (F)      0.2900%  06/24/2009                                       30,000     29,994,442      30,000     29,994,442
BANK OF AMERICA
   (TLGP) (FDIC) (F)      0.2300%  08/04/2009                                       30,000     29,987,733      30,000     29,987,733
CITIGROUP FUNDING
   (TLGP) (FDIC) (F)      1.1394%  07/30/2010               3,500    3,500,000                                  3,500      3,500,000
CITIGROUP FUNDING
   (TLGP) (FDIC) (F)      0.2300%  06/05/2009                                       30,000     29,999,233      30,000     29,999,233
CITIGROUP FUNDING
   (TLGP) (FDIC) (F)      0.2200%  07/02/2009                                       10,000      9,998,106      10,000      9,998,106
CITIGROUP FUNDING
   (TLGP) (FDIC) (F)      0.2000%  07/09/2009                                       25,000     24,994,722      25,000     24,994,722
CITIGROUP FUNDING
   (TLGP) (FDIC) (F)      0.2100%  07/27/2009              14,000   13,995,427                                 14,000     13,995,427
GENERAL ELECTRIC
   CAPITAL (TLGP)
   (FDIC) (F)             0.5000%  06/01/2009               6,000    6,000,000                                  6,000      6,000,000
GENERAL ELECTRIC
   CAPITAL (TLGP)
   (FDIC) (F)             0.5000%  06/12/2009                                       30,000     29,995,417      30,000     29,995,417
GENERAL ELECTRIC
   CAPITAL (TLGP)
   (FDIC) (F)             0.2400%  06/17/2009                                       30,000     29,996,800      30,000     29,996,800
GENERAL ELECTRIC
   CAPITAL (TLGP)
   (FDIC) (F)             0.2300%  07/29/2009                                       25,000     24,990,736      25,000     24,990,736
GENERAL ELECTRIC
   CAPITAL (TLGP)
   (FDIC) (F)             0.2500%  09/18/2009               6,000    5,995,458                                  6,000      5,995,458
GENERAL ELECTRIC
   CAPITAL (TLGP)
   (FDIC) (F)             1.2069%  07/08/2010               2,000    2,000,000                                  2,000      2,000,000
GOLDMAN SACHS GROUP,
   INC., ( TLGP)
   (FDIC) (F)             1.7644%  12/03/2010               3,500    3,523,805                                  3,500      3,523,805
SWEDISH EXPORT
   CREDIT  (F)            0.9000%  07/20/2009              14,500   14,482,238                                 14,500     14,482,238
                                                                   -----------              -------------              -------------
                                                                    49,496,928                209,957,189                259,454,117

CORPORATE BOND                                  7.81%
BANKS                                           3.63%
BANK OF AMERICA (A)
  (B)                     1.3970%  10/02/2009                                       30,000     30,000,000      30,000     30,000,000
ROYAL BANK OF CANADA
   (A) (B)                1.1830%  10/15/2009                                       30,000     30,000,000      30,000     30,000,000
SVENSKA
   HANDELSBANKEN AB
   (A) (B)                1.3960%  08/06/2009                                       25,000     25,000,000      25,000     25,000,000
WELLS FARGO (A) (B)       0.4940%  07/15/2009                                       30,000     30,000,025      30,000     30,000,025
                                                                                            -------------              -------------
                                                                                              115,000,025                115,000,025
CONSUMER
   DISCRETIONARY                                0.38%
PROCTER & Gamble
   INTERNATIONAL (a)
  (B)                     1.1760%  07/06/2009                                       12,000    12,000,183       12,000     12,000,183
                                                                                            -------------              -------------
                                                                                              12,000,183                  12,000,183
ENERGY                                          0.95%
BP AMI LEASING (a)
  (B)                     1.2360%  06/26/2009                                       30,000    30,000,118       30,000     30,000,118
                                                                                            -------------              -------------
                                                                                              30,000,118                  30,000,118
FINANCIAL SERVICES                              1.26%
BP CAPITAL MARKETS
   PLC (B)                1.4425%  01/11/2010              10,000   10,000,000                                 10,000     10,000,000
GENERAL ELECTRIC
   CAPITAL (B)            1.4200%  06/15/2009                                       30,000     30,000,937      30,000     30,000,937
                                                                   -----------              -------------              -------------
                                                                    10,000,000                 30,000,937                 40,000,937


                                                         Selling Fund
                                                       Pnc Prime Money          Acquiring Fund Allegiant
                                                         Market Fund                Money Market Fund         Pro Forma Combined
                                               -------------------------------  -------------------------  -------------------------
                                                % of     Shares                                              Shares
                                                 Net      / Par       Market     Shares /       Market        / Par        Market
                                               Assets     (000)       Value      Par (000)      Value         (000)        Value
                                               ------  ----------  -----------  ----------  -------------  ----------  -------------
INDUSTRIALS                                     0.95%
IBM INTERNATIONAL
   GROUP CAPITAL LLC
   (A) (B)                0.8810%  09/25/2009                                       30,000     30,018,534      30,000     30,018,534
                                                                                            -------------              -------------
                                                                                               30,018,534                 30,018,534

INSURANCE                                       0.63%
PRINCIPAL LIFE
   INCOME FUNDING
   TRUSTS (B) (MTN)       1.3990%  10/09/2009                                       20,000     19,994,016      20,000     19,994,016
                                                                                            -------------              -------------
                                                                                               19,994,016                 19,994,016
FUNDING AGREEMENTS                              1.90%
NEW YORK LIFE
   FUNDING AGREEMENT
   (B) (E)                1.3580%  06/04/2009                                       30,000     30,000,000      30,000     30,000,000
METROPOLITAN LIFE
   FUNDING AGREEMENT
  (B) (E)                 1.6690%  10/14/2009                                       30,000     30,000,000      30,000     30,000,000
                                                                                            -------------              -------------
                                                                                               60,000,000                 60,000,000
U.S TREASURY
   OBLIGATIONS                                  3.32%
U.S TREASURY BILLS                              2.84%
U.S. TREASURY BILLS
   (F)                    0.1550%  09/03/2009                                       30,000     29,987,898      30,000     29,987,898
U.S. TREASURY BILLS
   (F)                    0.1700%  09/15/2009                                       30,000     29,985,028      30,000     29,985,028
U.S. TREASURY BILLS
   (F)                    0.2150%  06/11/2009                                       30,000     29,998,213      30,000     29,998,213
                                                                                            -------------              -------------
                                                                                               89,971,139                 89,971,139
U.S TREASURY NOTES                              0.48%
U.S. TREASURY NOTES       4.0000%  08/31/2009                                       15,000     15,141,291      15,000     15,141,291
                                                                                            -------------              -------------
                                                                                               15,141,291                 15,141,291

CERTIFICATES OF
   DEPOSITS                                     4.81%
YANKEE                                          4.81%
ABBEY NATIONAL
   TREASURY SERVICE
  (B)                     1.2700%  08/13/2009              10,000   10,000,000                                 10,000     10,000,000
BNP PARIBAS (F)           0.7400%  07/06/2009              13,000   13,000,377                                 13,000     13,000,377
BANK OF MONTREAL CH
 (B)                      0.9910%  08/25/2009                                       30,000     30,000,000      30,000     30,000,000
BARCLAYS BANK PLC (B)     1.4663%  11/04/2009               7,000    7,000,000                                  7,000      7,000,000
CIBC (F)                  0.8000%  07/03/2009              11,000   11,000,000                                 11,000     11,000,000
DEUTSCHE BANK AG (F)      0.5500%  08/03/2009               7,000    7,003,059                                  7,000      7,003,059
LLOYDS BANK PLC (F)       0.6100%  07/15/2009              13,000   13,000,317                                 13,000     13,000,317
ROYAL BANK OF CANADA
   NY                     0.5400%  06/16/2009                                       15,000     15,000,000      15,000     15,000,000
ROYAL BANK OF
   SCOTLAND PLC (F)       1.3600%  06/04/2009              15,100   15,100,000                                 15,100     15,100,000
SOCIETE GENERALE (F)      1.0000%  06/12/2009              16,000   16,000,000                                 16,000     16,000,000
US BANK NA
   CINCINNATI (F)         0.8000%  07/22/2009              15,000   15,000,000                                 15,000     15,000,000
                                                                   -----------              -------------              -------------
                                                                   107,103,753                 45,000,000                152,103,753

REPURCHASE AGREEMENTS                          14.16%
MORGAN STANLEY
   SECURITIES
   (AGREEMENT DATED
   5/29/09 TO BE
   REPURCHASED AT
   $14,000,163
   COLLATERALIZED BY
   $14,210,000
   (VALUE
   $14,273,828) U.S.
   GOVERNMENT AGENCY
   OBLIGATION,
   INTEREST RATE
   5.82%, DUE
   3/17/23)               0.1400%  06/01/2009              14,000   14,000,000                                 14,000     14,000,000
BANK OF AMERICA
   SECURITIES, LLC
   (AGREEMENT DATED
   5/29/09 TO BE
   REPURCHASED AT
   $14,000,175
   COLLATERALIZED BY
   $14,235,000
   (VALUE
   $14,305,012) U.S.
   GOVERNMENT AGENCY
   OBLIGATION,
   INTEREST RATE
   0.93%, DUE
   3/30/10)               0.1500%  06/01/2009              14,000   14,000,000                                 14,000     14,000,000
WACHOVIA SECURITIES
   (AGREEMENT DATED
   5/29/09 TO BE
   REPURCHASED AT
   $42,000,595
   COLLATERALIZED BY
   $42,000,000
   (VALUE
   $43,369,114) U.S.
   GOVERNMENT AGENCY
   OBLIGATIONS,
   INTEREST RATE
   5.00% - 5.35% ,
   DUE 11/1/16 -
   3/12/22)                0.17%   06/01/2009              15,000   15,000,000                                 15,000     15,000,000

                                                                                                                   PRO FORMA
                                                         SELLING FUND                                               COMBINED
                                                       PNC PRIME MONEY                ACQUIRING FUND                 MARKET
                                                         MARKET FUND                 ALLEGIANT MONEY                  FUND
                                               -------------------------------  -------------------------  -------------------------
                                                % OF     SHARES                                              SHARES
                                                 NET      / PAR       MARKET     SHARES /       MARKET        / PAR        MARKET
                                               ASSETS     (000)       VALUE      PAR (000)      VALUE         (000)        VALUE
                                               ------  ----------  -----------  ----------  -------------  ----------  -------------
BANK OF AMERICA
(AGREEMENT DATED
   05/29/09, DUE
   06/01/09,
   REPURCHASE PRICE
   $85,001,204,
   COLLATERALIZED BY
   FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION
   BONDS, 5.000% TO
   6.000% , DUE
   05/01/38 TO
   04/01/39, TOTAL
   MARKET VALUE
   $86,700,000)           0.1500%  06/01/2009                                       85,000     85,000,000      85,000     85,000,000
BARCLAYS
(AGREEMENT DATED
   05/29/09, DUE
   06/01/09,
   REPURCHASE PRICE
   $41,000,513,
   COLLATERALIZED BY
   FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION NOTE,
   1.039%, DUE
   07/14/10, TOTAL
   MARKET VALUE
   $41,820,558)           0.1500%  06/01/2009                                       41,000     41,000,000      41,000     41,000,000
DEUTSCHE BANK
(AGREEMENT DATED
   05/29/09, DUE
   06/01/09,REPURCHASE
   PRICE
   $90,001,350,
   COLLATERALIZED BY
   FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION BONDS
   AND GOVERNMENT
   NATIONAL MORTGAGE
   ASSOCIATION
   BONDS, 4.500% TO
   7.000%, DUE
   05/15/23 TO
   05/01/39, TOTAL
   MARKET VALUE
   $91,800,001)           0.1800%  06/01/2009                                       90,000     90,000,000      90,000     90,000,000
GOLDMAN SACHS (TLGP)
   (FDIC) (AGREEMENT
   DATED 05/29/09,
   DUE 06/01/09,
   REPURCHASE PRICE
   $75,001,125,
   COLLATERALIZED BY
   JP MORGAN CHASE &
   Co. (TLGP)
   (FDIC), 1.416% to
   3.125%, due
   12/01/11 to
   12/26/12, total
   market value
   $76,500,000)           0.1800%  06/01/2009                                       75,000     75,000,000      75,000     75,000,000
Greenwich Capital
(Agreement dated
   05/29/09, due
   06/01/09,
   repurchase price
   $85,001,275,
   collateralized by
   Federal National
   Mortgage
   Association
   Medium Term
   Notes, Federal
   Home Loan Bank
   Notes and Federal
   National Mortgage
   Association
   Bonds, 3.875% to
   5.375%, due
   05/14/10 to
   11/15/11, total
   market value
   $86,701,143)           0.1800%  06/01/2009                                       85,000     85,000,000      85,000     85,000,000
JPMorgan
(Agreement dated
   5/29/09 to be
   repurchased at
   $14,000,175
   COLLATERALIZED BY
   $14,271,000
   (VALUE
   $14,289,856) U.S.
   GOVERNMENT AGENCY
   OBLIGATION,
   FLOATING RATE
   NOTE, DUE 2/1/11)      0.1500%  06/01/2009              14,000   14,000,000                                 14,000     14,000,000

                                                         SELLING FUND
                                                       PNC PRIME MONEY          ACQUIRING FUND ALLEGIANT
                                                         MARKET FUND                MONEY MARKET FUND         PRO FORMA COMBINED
                                               -------------------------------  -------------------------  -------------------------
                                                % OF     SHARES                                              SHARES
                                                 NET      / PAR       MARKET     SHARES /       MARKET        / PAR        MARKET
                                               ASSETS     (000)       VALUE      PAR (000)      VALUE         (000)        VALUE
                                               ------  ----------  -----------  ----------  -------------  ----------  -------------
UBS SECURITIES
(AGREEMENT DATED
   05/29/09, DUE
   06/01/09,
   REPURCHASE PRICE
   $15,000,213,
   COLLATERALIZED BY
   FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION
   BONDS, 6.500%,
   DUE 07/01/37 TO
   05/01/39, TOTAL
   MARKET VALUE
   $15,303,091)           0.1700%  06/01/2009                                       15,000     15,000,000      15,000     15,000,000
                                                                   -----------              -------------              -------------
                                                                    57,000,000                391,000,000                448,000,000

AFFILIATED MONEY MARKET
   FUND                                         1.50%
ALLEGIANT ADVANTAGE
   INSTITUTIONAL MONEY
   MARKET FUND                                                                  47,602,266     47,602,266  47,602,266     47,602,266
                                                                                            -------------              -------------
                                                                                               47,602,266                 47,602,266

MONEY MARKET FUND                               1.65%
GOLDMAN SACHS FINANCIAL
   SQUARE PRIME
   OBLIGATIONS FUND                                    24,946,151   24,946,151                             24,946,151     24,946,151
JPMORGAN PRIME MONEY
   MARKET FUND                                         27,330,592    7,330,592                             27,330,592     27,330,592
MORGAN STANLEY
   INSTITUTIONAL
   LIQUIDITY PRIME FUND                                    49,596       49,596                                 49,596         49,596
                                                                   -----------                                         -------------
                                                                    52,326,339                                            52,326,339
                                                                   -----------                                         -------------
TOTAL INVESTMENT AT
   MARKET                                     101.21%              627,223,932              2,575,610,105              3,202,834,037
                                                                   -----------              -------------              -------------
TOTAL INVESTMENT AT
   COST (G)                                                        627,223,932              2,575,610,105              3,202,834,037
                                                                   -----------              -------------              -------------

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OR SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED, OR OTHERWISE RESTRICTED AS TO RESALE. THE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. THE ADVISER, USING PROCEDURES APPROVED BY THE BOARD OF DIRECTORS, HAS DEEMED THESE SECURITIES TO BE LIQUID. THESE SECURITIES REPRESENT $170,064,650 OR 27.7% OF NET ASSETS FOR THE PNC PRIME MONEY MARKET FUND AND $187,018,860 OR 7.3% OF NET ASSETS. THE COMBINED PROFORMA AS OF MAY 31, 2009 IS $357,083,510 OR 11.3%.

B) VARIABLE OR FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF MAY 31, 2009. THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET DATE.

(C)  ZERO COUPON BOND - THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

(D)  SECURITY IS CALLABLE @ 100

(E) ILLIQUID, RESTRICTED SECURITY. THESE SECURITIES REPRESENT $19,023,805 OR 3.1% OF NET ASSETS FOR THE PNC PRIME MONEY MARKET FUND AND $60,000,000 OR 2.4% OF NET ASSETS FOR THE ALLEGIANT MONEY MARKET FUND. THE COMBINED PROFORMA IS $79,023,805 OR 2.5% OF NET ASSETS AS OF MAY 31, 2009

(F)  RATE DISCLOSED REPRESENTS YIELD AT THE TIME OF PURCHASE.

(G)  AGGREGATE COST FOR FINANCIAL REPORTING AND FEDERAL INCOME TAX PURPOSES.

DN   - DISCOUNT NOTE

FDIC - FEDERAL DEPOSIT INSURANCE CORPORATION

LLC  - LIMITED LIABILITY COMPANY

MTN  - MEDIUM TERM NOTE

TLGP - TEMPORARY LIQUIDITY GUARANTEE PROGRAM

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                  Selling Fund    Acquiring Fund
                                                PNC Prime Money   Allegiant Money     Pro Forma
                                                  Market Fund       Market Fund       Combined
                                                ---------------   ---------------   -------------
ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS                                  Market Value      Market Value     Market Value
---------------------------------               ---------------   ---------------   -------------
Level 1 - Quoted Prices                            52,326,339         47,602,266       99,928,605
Level 2 - Other Significant Observable Inputs     574,897,593      2,528,007,839    3,102,905,432
Level 3 - Significant Unobservable Inputs
                                                  -----------      -------------    -------------
TOTAL ASSETS - INVESTMENT IN SECURITIES           627,223,932      2,575,610,105    3,202,834,037
                                                  -----------      -------------    -------------

                    PNC TAX-EXEMPT LIMITED MATURITY BOND FUND
                 ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009

                                                          PAR
                                                         (000)        VALUE
                                                       --------   --------------
MUNICIPAL BONDS --100.8%
ALASKA -- 1.3%
Valdez Marine Terminal, RB, BP
   Pipelines, Inc., Ser B, VRDB,
   0.13%, 7/1/37(a)                                    $  1,000   $    1,000,000
                                                                  --------------
ARIZONA -- 4.8%
Arizona School Facilities Board
   RB, State School Improvement,
   Prerefunded 7/1/11 @ 100,
   5.50%, 7/1/12                                          1,395        1,525,572
Arizona State Transportation
   Board Highway RB,
   5.25%, 7/1/13                                          1,000        1,070,880
University of Arizona,
   University RB, Refunding
   System, INS: FSA,
   5.25%, 6/1/09                                          1,050        1,050,000
                                                                  --------------
                                                                       3,646,452
                                                                  --------------
CALIFORNIA -- 0.1%
California State, Variable
   Purpose, GO,
   5.00%, 3/1/12                                             40           42,558
                                                                  --------------
COLORADO -- 1.4%
Regional Transportation
   District, Sales Tax RB, Ser B,
   INS: AMBAC,
   5.25%, 11/1/11                                         1,000        1,093,950
                                                                  --------------
DISTRICT OF COLUMBIA -- 1.4%
District of Columbia, Income Tax
   RB, Ser B,
   5.00%, 12/1/12                                         1,000        1,106,470
                                                                  --------------
FLORIDA -- 6.1%
Citizens Property Insurance
   Corp., Senior Secured High
   Activity, Ser A-1, RB,
   6.00%, 6/1/16                                          1,800        1,880,316
Citizens Property Insurance
   Corporation, Senior Secured
   High Risk Notes, Ser A-2, RN,
   INS: GO of Corporation,
   4.50%, 6/1/09                                          1,000        1,000,000

Florida State Division of Bond
   Finance Department General
   Services RB, Environmental
   Protection-Preservation, Ser
   2000-B, INS: FSA,
   5.25%, 7/1/13                                          1,810        1,815,231
                                                                  --------------
                                                                       4,695,547
                                                                  --------------
HAWAII -- 1.9%
Hawaii State, Ser DE, GO, INS:
   National-RE,
   5.00%, 10/1/12                                         1,340        1,484,747
                                                                  --------------
ILLINOIS -- 6.1%
Chicago Park District, Limited
   Tax, Ser C, GO, Prerefunded
   7/1/11 @ 100, INS: FGIC,
   5.50%, 1/1/20                                          1,500        1,638,780
Chicago, Variable Projects, Ser
   B-1, GO, VRDB,
   0.15%, 1/1/34(a)                                         900          900,000

                                                         PAR
                                                         (000)        VALUE
                                                       --------   --------------
MUNICIPAL BONDS -- CONTINUED
ILLINOIS -- CONTINUED
Illinois Finance Authority RB,
   Art Institute of Chicago, Ser A,
   5.25%, 3/1/19                                       $  1,000   $    1,059,380
Illinois State Sales Tax RB,
   5.38%, 6/15/13                                         1,000        1,068,770
                                                                  --------------
                                                                       4,666,930
                                                                  --------------
KANSAS -- 1.3%
Olathe Health Facilities RB,
   Olathe Medical Center,
   Mandatory put 3/1/13 @ 100, Ser A,
   4.13%, 9/1/37(a)                                       1,000        1,005,750
                                                                  --------------
MARYLAND -- 7.3%
Anne Arundel County, Refunding,
   Consolidated Water & Sewer, GO,
   5.00%, 3/1/14                                          1,000        1,135,600
Baltimore, Waste Water Project,
   Ser B, RB, Prerefunded 7/1/15
   @ 100, INS: National-RE,
   5.00%, 7/1/30                                            500          578,305
Carroll County, CPI, GO,
   5.00%, 11/1/11                                         1,000        1,093,040
Maryland State, State and Local
   Facilities Loan, 2nd Ser, GO,
   5.00%, 8/1/15                                          1,395        1,619,735

Maryland Water Quality Financing
   Administration, Revolving Loan
   Fund RB, Ser A,
   5.00%, 3/1/14                                          1,000        1,124,500
                                                                  --------------
                                                                       5,551,180
                                                                  --------------
MASSACHUSETTS -- 3.1%
Massachusetts State Development
   Finance Agency RB, Phillips
   Academy,
   5.00%, 9/1/14                                            780          890,503
Massachusetts State Health &
   Educational Facilities
   Authority RB, Simmons College,
   Ser F, Prerefunded 10/1/13 @
   100, INS: FGIC GO of
   Institution,
   5.00%, 10/1/33                                         1,295        1,465,603
                                                                  --------------
                                                                       2,356,106
                                                                  --------------
MICHIGAN -- 6.6%
Detroit, Revenue Antic Notes, RN,
   5.00%, 3/1/10                                          1,000        1,008,180
Detroit, Ser A, GO, INS: XLCA,
   5.25%, 4/1/18                                          1,000          826,460
Michigan State Building
   Authority RB, Refunding
   Facilities Program, Ser 1,
   5.25%, 10/15/13                                        1,030        1,037,910
University of Michigan, Ser A,
   RB, VRDB,
   0.25%, 12/1/37(a)                                        300          300,000

                                                         PAR
                                                         (000)        VALUE
                                                       --------   --------------

MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
Woodhaven Brownstown School
   District, GO, Prerefunded
   5/1/12 @ 100, INS: Q-SBLF,
   5.38%, 5/1/16                                       $  1,710   $    1,904,256
                                                                  --------------
                                                                       5,076,806
                                                                  --------------
MINNESOTA -- 2.8%
Minneapolis Health Care Systems
   RB, Allina Health System, Ser
   A, Prerefunded 11/15/12 @ 100,
   6.00%, 11/15/23                                        1,000        1,150,010
Scott County, Grant Anticipation
   Notes, GO,
   4.00%, 12/1/10                                         1,000        1,010,280
                                                                  --------------
                                                                       2,160,290
                                                                  --------------

MISSOURI -- 2.6%
Missouri State Highways &
   Transit Commission, State Road
   RB, Ser A,
   5.00%, 2/1/13                                          1,800        1,955,340
                                                                  --------------
NEVADA -- 4.0%
Nevada State, Refunding, Ser A,
   GO,
   5.00%, 7/1/13                                          1,080        1,082,020
Reno Sales Tax RB, Senior Lien,
   Reno Project, VRBD, LOC: Bank
   of New York,
   0.25%, 6/1/42(a)                                       2,000        2,000,000
                                                                  --------------
                                                                       3,082,020
                                                                  --------------
NEW JERSEY -- 2.1%
New Jersey State Transportation
   Trust Fund Authority,
   Transportation System, Ser B,
   RB, ETM, INS: National-RE,
   6.50%, 6/15/10                                         1,500        1,592,160
                                                                  --------------
NEW YORK -- 8.5%
Erie County, Public
   Improvements, Ser A, GO, INS:
   National-RE,
   5.00%, 12/1/14                                         1,000        1,052,410
Nassau County Interim Finance
   Authority, Sales Tax, Ser A,
   RB,
   5.00%, 11/15/13                                        1,000        1,121,670
New York City, Ser G, GO
    5.00%, 8/1/09                                         1,130        1,137,887
    5.00%, 8/1/11                                           750          798,983
Tobacco Settlement Financing
   Corp., Asset Backed, Ser A-1,
   RB,
   5.50%, 6/1/16                                          1,300        1,326,091
Tobacco Settlement Financing
   Corp., Asset Backed, Ser B, RB,
   5.00%, 6/1/12                                          1,000        1,052,180
                                                                  --------------
                                                                       6,489,221
                                                                  --------------

                                                         PAR
                                                         (000)        VALUE
                                                       --------   --------------

MUNICIPAL BONDS -- CONTINUED
NORTH CAROLINA -- 5.5%
Charlotte-Mecklenburg Hospital
   Authority, Carolinas
   Healthcare System RB, Ser A,
   Prerefunded 1/15/15 @ 100,
   5.00%, 1/15/45                                      $  1,500   $    1,718,175
North Carolina State, Highway
   Improvement, GO,
   5.00%, 5/1/14                                          1,000        1,113,500

University of North Carolina,
   University RB, Refunding, Ser B,
   5.00%, 12/1/11                                         1,250        1,368,000
                                                                  --------------
                                                                       4,199,675
                                                                  --------------
OHIO -- 3.0%
Ohio State Water Development
   Authority RB, Ser A,
   5.00%, 6/1/12                                          1,145        1,261,561
Ohio State, Major New State
   Infrastructure Project RB, Ser 2008-1,
   5.00%, 6/15/11                                         1,000        1,073,170
                                                                  --------------
                                                                       2,334,731
                                                                  --------------
PENNSYLVANIA -- 8.7%
Allegheny County Hospital
   Development Authority RB,
   University of Pittsburgh
   Medical Center, Ser A,
   5.00%, 9/1/10                                          1,000        1,042,970
Pennsylvania State Higher
   Educational Facilties
   Authority, University of
   Scraton, RB,
   5.00%, 5/1/11                                          1,000        1,058,670
Pennsylvania State Higher
   Eductational Facilities
   Authority, College &
   University RB, Marywood
   University Program,
   Prerefunded 6/1/10 @ 100, INS:
   National-RE,
   5.50%, 6/1/18                                          1,430        1,498,926
Pennsylvania State, Fourth Ser,
   GO,
   5.00%, 7/1/14                                          1,800        2,044,566
Philadelphia Parking Authority,
   Parking RB,
   5.00%, 9/1/12                                          1,000        1,031,310
                                                                  --------------
                                                                       6,676,442
                                                                  --------------
PUERTO RICO -- 1.4%
Puerto Rico Commonwealth Highway
   & Transportation Authority,
   RB, Ser Y,
   6.25%, 7/1/13                                          1,000        1,049,680
                                                                  --------------
RHODE ISLAND -- 1.5%
Rhode Island State & Providence
   Plantations, Refunding
   Consolidated Capital
   Development Loan, Ser A, GO,
   5.00%, 7/15/13                                         1,000        1,119,230
                                                                  --------------

                                                         PAR
                                                         (000)        VALUE
                                                       --------   --------------
MUNICIPAL BONDS -- CONTINUED
SOUTH CAROLINA -- 2.1%
South Carolina State Public
   Service Authority Revenue, Ser
   A, RB, INS: FSA,
   5.00%, 1/1/13                                       $  1,460   $    1,607,299
                                                                  --------------
TEXAS -- 10.6%
Harris County, Cultural
   Education, Facilities Finance
   Corporate RB,
   5.00%, 6/1/13                                          1,800        1,930,356
Houston Health Facilities
   Development Corp., Retirement
   Facility RB, Buckingham Senior
   Living Community, Ser A,
   Prerefunded 2/15/14 @ 101,
   7.13%, 2/15/34                                         1,000        1,211,250
Houston, Ser E, GO, INS: AMBAC,
   5.00%, 3/1/15                                          1,000        1,128,400
Tarrant County Cultural
   Education Facilities Finance
   Corp., Texas Health Resources,
   Ser G, RB, VRDB, SPA: Bank of
   America N.A.,
   0.20%, 11/15/33(a)                                     2,750        2,750,000
Texas State Transportation
   Commission, First Tier, RB,
   5.00%, 4/1/13                                          1,000        1,116,260
                                                                  --------------
                                                                       8,136,266
                                                                  --------------
VIRGINIA -- 5.0%
Fairfax County, Ser A, GO,
   Prerefunded 6/1/10 @ 101, INS:
   State Aid Withholding,
   5.00%, 6/1/19                                          1,500        1,582,890
Virginia State, Ser A, GO,
   5.00%, 6/1/13                                          2,000        2,260,460
                                                                  --------------
                                                                       3,843,350
                                                                  --------------
WASHINGTON -- 1.6%
Richland Electric RB,
   Prerefunded 5/1/11 @ 100, INS:
   National-RE,
   5.10%, 11/1/22                                         1,115        1,194,923
                                                                  --------------
   TOTAL MUNICIPAL BONDS
      (Cost $75,294,629)                                              77,167,123
                                                                  --------------


TOTAL INVESTMENTS IN SECURITIES -- 100.8%
   (Cost $75,294,629)(b)                                              77,167,123
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8)%                         (642,699)
                                                                  --------------
NET ASSETS -- 100.0%                                              $   76,524,424
                                                                  ==============

(a)  Variable or floating rate security. Rate disclosed is as of May 31, 2009.

(b) Aggregate cost for financial reporting and Federal income tax purposes is $75,294,629.

     The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

     Excess of value over tax cost : $2,112,737
     Excess tax cost over value :    $(240,243)

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

ASSETS - INVESTMENTS IN SECURITIES

VALUATION INPUTS                                MARKET VALUE
----------------                                ------------
Level 1 - Quoted Prices                          $        --
Level 2 - Other Significant Observable Inputs     77,167,123
Level 3 - Significant Unobservable Inputs                 --
                                                 -----------
TOTAL ASSETS - INVESTMENTS IN SECURITIES         $77,167,123
                                                 ===========

                        PNC TAX-EXEMPT MONEY MARKET FUND
                     ALLEGIANT TAX EXEMPT MONEY MARKET FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009

                                                                SELLING FUND          ACQUIRING FUND
                                                               PNC TAX-EXEMPT      ALLEGIANT TAX EXEMPT
                                                             MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                           --------------------- ------------------------ -------------------------
                                                  % OF NET  SHARES /    MARKET     SHARES /     MARKET     SHARES /      MARKET
                                                   ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                  -------- --------- ----------- ---------- ------------- ---------  --------------
MUNICIPAL SECURITIES                                97.46%
ALABAMA                                              0.10%
MOBILE COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   EXXONMOBIL PROJECT (RB)
   (VRDN)(A)                    0.1000% 15-JUL-32                                     1,200     1,200,000      1,200 $    1,200,000
                                                                     -----------            -------------            --------------
                                                                                                1,200,000                 1,200,000
ALASKA                                               2.68%
VALDEZ MARINE TERMINAL, BP
   PIPELINES PROJECT (RB)
   SERIES B (VRDN) (A)          0.1300% 01-JUL-37                                    18,200    18,200,000     18,200     18,200,000
VALDEZ MARINE TERMINAL, BP
   PIPELINES PROJECT (RB)
   SERIES C (VRDN) (A)          0.1300% 01-JUL-37                                     8,030     8,030,000      8,030      8,030,000
VALDEZ MARINE TERMINAL, EXXON
   PIPELINE PROJECT (RB)
   SERIES A (VRDN) (A)          0.0500% 01-DEC-33                                     2,000     2,000,000      2,000      2,000,000
VALDEZ MARINE TERMINAL, EXXON
   PIPELINE PROJECT (RB)
   SERIES B (VRDN) (A)          0.0500% 01-DEC-33                                     5,400     5,400,000      5,400      5,400,000
                                                                     -----------            -------------            --------------
                                                                                               33,630,000                33,630,000
ARIZONA                                              0.86%
PHOENIX INDUSTRIAL DEVELOPMENT
   AUTHORITY, PILGRIM REST
   FOUNDATION PROJECT (RB)
   SERIES 2005A (LOC -
   JPMORGAN CHASE BANK)
   (VRDN) (A)                   0.3500% 01-OCT-30                                     5,825     5,825,000      5,825      5,825,000
SALT RIVER PROJECT AGRICULTURAL
   IMPROVEMENT & POWER
   DISTRICT, TECP               0.5000% 10-JUL-09              5,000   5,000,000                               5,000      5,000,000
                                                                     -----------            -------------            --------------
                                                                       5,000,000                5,825,000                10,825,000
COLORADO                                             1.83%
AURORA, CHILDREN'S HOSPITAL
   ASSOCIATION (RB) SERIES C
   (LOC - WELLS FARGO BANK)
   (VRDN) (A)                   0.2300% 01-DEC-33                                     1,000     1,000,000      1,000      1,000,000
CITY OF COLORADO SPRINGS,
   COLORADO COLLEGE PROJECT
   (RB) SERIES 2006 (VRDN) (A)  0.2500% 01-JUN-29                                     1,255     1,255,000      1,255      1,255,000
COLORADO EDUCATIONAL & CULTURAL
   FACILITIES AUTHORITY,
   NATIONAL JEWISH FEDERATION
   (RB) SERIES A10 (LOC -
   BANK OF AMERICA) (VRDN) (A)  0.2600% 01-SEP-37                                     1,400     1,400,000      1,400      1,400,000
COLORADO EDUCATIONAL & CULTURAL
   FACILITIES AUTHORITY,
   NATIONAL JEWISH FEDERATION
   BUILDING (RB) SERIES
   PG-C-7 (LOC - U.S. BANK)
   (VRDN) (A)                   0.3000% 01-MAR-39                                     5,050     5,050,000      5,050      5,050,000
SOUTHERN UTE INDIAN TRIBE OF
   SOUTHERN UTE INDIAN
   RESERVATION (RB) (VRDN) (A)  0.2500% 01-NOV-31                                    14,300    14,300,000     14,300     14,300,000
                                                                     -----------            -------------            --------------
                                                                                               23,005,000                23,005,000

                                                                SELLING FUND          ACQUIRING FUND
                                                               PNC TAX-EXEMPT      ALLEGIANT TAX EXEMPT
                                                             MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                           --------------------- ------------------------ -------------------------
                                                  % OF NET  SHARES /    MARKET     SHARES /     MARKET     SHARES /      MARKET
                                                   ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                  -------- --------- ----------- ---------- ------------- ---------  --------------
CONNECTICUT                                          3.58%
CONNECTICUT STATE, SER A, GO,
   VRDB, INS: LANDESBANK
   HESSEN-THURINGEN
   GIROZENTRALE(A)              0.5500% 04-JUN-09              2,500   2,500,000                               2,500      2,500,000
CONNECTICUT STATE HEALTH &
   EDUCATIONAL FACILITY
   AUTHORITY, YALE UNIVERSITY
   (RB) SERIES Y-2 (VRDN)(A)    0.1500% 01-JUL-35                                     7,850     7,850,000      7,850      7,850,000
CONNECTICUT STATE HEALTH &
   EDUCATIONAL FACILITIES
   AUTHORITY, YALE UNIVERSITY
   (RB) SERIES U2 (VRDN) (A)    0.1000% 01-JUL-33                                    14,620    14,620,000     14,620     14,620,000
CONNECTICUT STATE HEALTH &
   EDUCATIONAL FACILITY
   AUTHORITY, YALE
   UNIVERSITY, SER V-1, RB,
   VRDB(A)                      0.1500% 01-JUN-09              1,000   1,000,000                               1,000      1,000,000
CONNECTICUT STATE HEALTH &
   EDUCATIONAL FACILITY
   AUTHORITY, YALE UNIVERSITY
   (RB) SERIES X-2 (VRDN) (A)   0.1000% 01-JUL-37                                    19,000    19,000,000     19,000     19,000,000
                                                                     -----------            -------------            --------------
                                                                       3,500,000               41,470,000                44,970,000
DELAWARE                                             0.34%
DELAWARE STATE ECONOMIC
   DEVELOPMENT AUTHORITY,
   WINTERTHUR MUSEUM PROJECT
   (RB)(BR)(LOC - WACHOVIA
   BANK) (VRDN) (A)             0.5500% 01-SEP-12                                     4,250     4,250,000      4,250      4,250,000
                                                                     -----------            -------------            --------------
                                                                                                4,250,000                 4,250,000
DISTRICT OF COLUMBIA                                 0.50%
DISTRICT OF COLUMBIA, FAMILY
   AND CHILD SERVICES (RB)
   (LOC - BANK OF AMERICA)
   (VRDN) (A)                   0.3500% 01-JUL-41                                     2,875     2,875,000      2,875      2,875,000
DISTRICT OF COLUMBIA, FIELD
   SCHOOL PROJECT (RB) SERIES
   B (LOC - WACHOVIA BANK)
   (VRDN) (A)                   0.3500% 01-JUL-31                                     3,420     3,420,000      3,420      3,420,000
                                                                     -----------            -------------            --------------
                                                                                                6,295,000                 6,295,000
FLORIDA                                              0.66%
PALM BEACH COUNTY ECONOMIC
   DEVELOPMENT REFUNDING AND
   IMPROVEMENT, YMCA PROJECT
   (RB) (LOC - WACHOVIA BANK)
   (VRDN) (A)                   0.3500% 01-NOV-28                                     8,290     8,290,000      8,290      8,290,000
                                                                     -----------            -------------            --------------
                                                                                                8,290,000                 8,290,000
GEORGIA                                              1.67%
FULTON COUNTY DEVELOPMENT
   AUTHORITY, ATLANTA JEWISH
   FEDERATION (RB) (LOC -
   WACHOVIA BANK) (VRDN) (A)    0.5000% 01-AUG-21                                     3,185     3,185,000      3,185      3,185,000
GEORGIA STATE (GO) SERIES H-3
   (VRDN) (A)                   0.3500% 01-DEC-26                                     2,842     2,842,000      2,842      2,842,000
RICHMOND COUNTY DEVELOPMENT
   AUTHORITY, ST. MARY ON THE
   HILL CATHOLIC SCHOOL AND
   AQUINAS HIGH SCHOOL
   PROJECT (RB) (LOC -
   WACHOVIA BANK) (VRDN) (A)    0.5000% 01-SEP-20                                     4,600     4,600,000      4,600      4,600,000
GWINNETT COUNTY SCHOOL
   DISTRICT, GO                 5.0000% 01-FEB-10             10,000  10,286,980                              10,000     10,286,980
                                                                     -----------            -------------            --------------
                                                                      10,286,980               10,627,000                20,913,980
ILLINOIS                                             6.37%
BLOOMINGTON (GO) (VRDN) (A)     0.4400% 01-JUN-24                                    11,650    11,650,000     11,650     11,650,000
ILLINOIS FINANCE AUTHORITY,
   CHICAGO HISTORICAL SOCIETY
   (RB) (LOC - JPMORGAN CHASE
   BANK) (VRDN) (A)             0.2500% 01-JAN-36                                     3,500     3,500,000      3,500      3,500,000

                                                                SELLING FUND          ACQUIRING FUND
                                                               PNC TAX-EXEMPT      ALLEGIANT TAX EXEMPT
                                                             MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                           --------------------- ------------------------ -------------------------
                                                  % OF NET  SHARES /    MARKET     SHARES /     MARKET     SHARES /      MARKET
                                                   ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                  -------- --------- ----------- ---------- ------------- ---------  --------------
ILLINOIS FINANCE AUTHORITY,
   CHICAGO SYMPHONY ORCHESTRA
   (RB) (LOC - NORTHERN TRUST
   COMPANY) (VRDN) (A)          0.2200% 01-DEC-28                                     8,200     8,200,000      8,200      8,200,000
ILLINOIS FINANCE AUTHORITY,
   DOMINICAN UNIVERSITY
   PROJECT (RB) (LOC -
   JPMORGAN CHASE BANK)
   (VRDN()(A)                   0.3500% 01-MAR-36                                     6,945     6,945,000      6,945      6,945,000
ILLINOIS FINANCE AUTHORITY,
   ELIM CHRISTIAN SERVICES
   PROJECT (RB) (LOC -
   JPMORGAN CHASE BANK)
   (VRDN) (A)                   0.3500% 01-DEC-37                                    15,000    15,000,000     15,000     15,000,000
ILLINOIS FINANCE AUTHORITY,
   GIFT OF HOPE ORGAN &
   TISSUE DONOR NETWORK
   PROJECT (RB) SERIES 2008
   (LOC - JPMORGAN CHASE)
   (VRDN) (A)                   0.6500% 01-MAY-38                                     7,700     7,700,000      7,700      7,700,000
ILLINOIS FINANCE AUTHORITY,
   NORTHWEST COMMUNITY
   HOSPITAL (RB) SERIES B
   (LOC - WELLS FARGO BANK)
   (VRDN) (A)                   0.1800% 01-JUL-32                                     3,500     3,500,000      3,500      3,500,000
ILLINOIS FINANCE AUTHORITY,
   UNIVERSITY OF CHICAGO
   MEDICAL CENTER (RB) SERIES
   B-1 (LOC - BANK OF
   MONTREAL) (VRDN) (A)         0.2500% 15-AUG-26                                     2,000     2,000,000      2,000      2,000,000
ILLINOIS HEALTH FACILITIES
   AUTHORITY (RB) SERIES C
   (VRDN) (A)                   0.3500% 01-AUG-15                                     9,750     9,750,000      9,750      9,750,000
ILLINOIS INTERNATIONAL PORT
   DISTRICT (RB)(BR)(LOC -
   LASALLE BANK) (VRDN) (A)     2.4000% 01-JAN-23                                     1,150     1,150,000      1,150      1,150,000
ILLINOIS STATE EDUCATIONAL
   FACILITIES AUTHORITY,
   FIELD MUSEUM OF NATURAL
   HISTORY (RB) (LOC - BANK
   ONE) (VRDN) (A)              0.3000% 01-NOV-34                                     1,000     1,000,000      1,000      1,000,000
ILLINOIS STATE EDUCATIONAL
   FACILITIES AUTHORITY ,LAKE
   FOREST OPEN LANDS PROJECT
   (RB)(LOC - NORTHERN TRUST
   COMPANY) (VRDN) (A)          0.3500% 01-AUG-33                                     6,100     6,100,000      6,100      6,100,000
NAPERVILLE, DUPAGE CHILDREN'S
   MUSEUM (RB) (LOC -
   AMERICAN NATIONAL BANK &
   TRUST) (VRDN) (A)            0.3500% 01-JUN-30                                     1,800     1,800,000      1,800      1,800,000
NORMAL COUNTY (GO) (VRDN) (A)   0.4400% 01-JUN-23                                     1,750     1,750,000      1,750      1,750,000
                                                                     -----------            -------------            --------------
                                                                                               80,045,000                80,045,000
INDIANA                                              4.29%
FISHERS REDEVELOPMENT AUTHORITY
   (BAN) SERIES B (RN)          2.7500% 01-JUN-09                                     6,300     6,300,000      6,300      6,300,000
FISHERS REDEVELOPMENT AUTHORITY
   (BAN) (RN)                   1.0000% 01-JUL-09                                     6,300     6,300,000      6,300      6,300,000
INDIANA STATE HEALTH FACILITIES
   FINANCING AUTHORITY,
   SOUTHERN INDIANA
   REHABILITATION HOSPITAL
   PROJECT (RB) (LOC - BANK
   ONE KENTUCKY) (VRDN) (A)     0.8500% 01-APR-20                                     1,550     1,550,000      1,550      1,550,000
INDIANA STATE EDUCATIONAL
   FACILITIES AUTHORITY,
   INDIANA WESLEYAN
   UNIVERSITY PROJECT
   (RB)(BR)SERIES A (LOC -
   BANK ONE INDIANA) (VRDN)
   (A)                          0.3500% 01-JUN-28                                     6,210     6,210,000      6,210      6,210,000
INDIANA STATE DEVELOPMENT
   FINANCE AUTHORITY, INDIANA
   HISTORICAL SOCIETY (RB)
   (LOC - BANK ONE INDIANA)
   (VRDN) (A)                   0.3500% 01-AUG-31                                     1,000     1,000,000      1,000      1,000,000
INDIANA STATE DEVELOPMENT
   FINANCE AUTHORITY,
   INDIANAPOLIS MUSEUM (RB)
   (LOC - BANK ONE INDIANA)
   (VRDN) (A)                   0.3500% 01-FEB-36                                       600       600,000        600        600,000

                                                                SELLING FUND          ACQUIRING FUND
                                                               PNC TAX-EXEMPT      ALLEGIANT TAX EXEMPT
                                                             MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                           --------------------- ------------------------ -------------------------
                                                  % OF NET  SHARES /    MARKET     SHARES /     MARKET     SHARES /      MARKET
                                                   ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                  -------- --------- ----------- ---------- ------------- ---------  --------------
INDIANA STATE DEVELOPMENT
   FINANCE AUTHORITY,
   INDIANAPOLIS MUSEUM OF ART
   (RB) (LOC - BANK ONE)
   (VRDN) (A)                   0.3500% 01-FEB-37                                     1,000     1,000,000      1,000      1,000,000
INDIANA STATE DEVELOPMENT
   FINANCE AUTHORITY,
   CHILDREN'S MUSEUM OF
   INDIANAPOLIS (RB) (VRDN)
   (A)                          0.3500% 01-JUL-33                                     1,250     1,250,000      1,250      1,250,000
INDIANA STATE FINANCE
   AUTHORITY, TRINITY HEALTH,
   SER D-2, RB, VRDB(A)         0.1500% 01-DEC-34              3,000   3,000,000      4,800     4,800,000      7,800      7,800,000
INDIANA STATE FINANCE AUTHORITY
   ECONOMIC DEVELOPMENT,
   GOODWILL INDUSTRIES OF
   CENTRAL INDIANA (RB) (LOC
   - JPMORGAN CHASE BANK)
   (VRDN) (A)                   0.3500% 01-DEC-36                                    10,800    10,800,000     10,800     10,800,000
INDIANA STATE FINANCE AUTHORITY
   ECONOMIC DEVELOPMENT,
   CAMPAGNA ACADEMY PROJECT
   (RB) (LOC - JPMORGAN CHASE
   BANK) (VRDN) (A)             0.3500% 01-JUN-42                                     8,600     8,600,000      8,600      8,600,000
PURDUE UNIVERSITY (RB) SERIES S
   (VRDN) (A)                   0.0500% 01-JUL-26                                     2,475     2,475,000      2,475      2,475,000
                                                                     -----------            -------------            --------------
                                                                       3,000,000               50,885,000                53,885,000
IOWA                                                 0.21%
IOWA FINANCE AUTHORITY, DRAKE
   UNIVERSITY PROJECT (RB)
   SERIES 2008 (LOC - WELLS
   FARGO BANK) (VRDN()(A)       0.2500% 01-APR-31                                     2,600     2,600,000      2,600      2,600,000
                                                                     -----------            -------------            --------------
                                                                                                2,600,000                 2,600,000
KANSAS                                               0.25%
NEWTON ECONOMIC DEVELOPMENT
   AUTHORITY, NEWTON SURGERY
   CENTER PROJECT (RB) SERIES
   A (LOC - BANK OF AMERICA)
   (VRDN) (A)                   0.3500% 01-OCT-22                                     3,100     3,100,000      3,100      3,100,000
                                                                     -----------            -------------            --------------
                                                                                                3,100,000                 3,100,000
KENTUCKY                                             0.68%
BEREA EDUCATIONAL FACILITIES,
   BEREA COLLEGE PROJECT, SER
   B, RB, VRDB(A)
                                0.3000% 01-JUN-09              5,000   5,000,000                               5,000      5,000,000
TRIMBLE COUNTY ASSOCIATION OF
   COUNTIES LEASING TRUST
   (RB) SERIES A (LOC - U.S.
   BANK) (VRDN) (A)             0.2500% 01-DEC-38                                     3,500     3,500,000      3,500      3,500,000
                                                                     -----------            -------------            --------------
                                                                       5,000,000                3,500,000                 8,500,000
LOUISIANA                                            0.80%
LOUISIANA PUBLIC FACILITIES
   AUTHORITY, HOSPITAL RB,
   FRANCISCAN, SER D, VRDB,
   LOC: JPMORGAN CHASE BANK(A)  0.3000% 01-JUN-09              5,000   5,000,000                               5,000      5,000,000
ST. JAMES PARISH POLLUTION
   CONTROL FACILITIES,
   OCCIDENTAL PETROLEUM
   CORPORATION PROJECT (RB)
   SERIES 1996 (LOC -
   BAYERISCHE LANDESBANK)
   (VRDN) (A)                   0.2500% 01-JUL-18                                     5,000     5,000,000      5,000      5,000,000
                                                                     -----------            -------------            --------------
                                                                       5,000,000                5,000,000                10,000,000


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

                                                                SELLING FUND          ACQUIRING FUND
                                                               PNC TAX-EXEMPT      ALLEGIANT TAX EXEMPT
                                                             MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                           --------------------- ------------------------ -------------------------
                                                  % OF NET  SHARES /    MARKET     SHARES /     MARKET     SHARES /      MARKET
                                                   ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                  -------- --------- ----------- ---------- ------------- ---------- --------------
MARYLAND                                             2.56%
BALTIMORE INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   CAPITAL ACQUISITION
   PROGRAM (RB) (LOC -
   BAYERISCHE LANDESBANK)
   (VRDN) (A)                   0.4000% 01-AUG-16              5,055   5,055,000     14,790    14,790,000     19,845     19,845,000
MARYLAND STATE ECONOMIC
   DEVELOPMENT, HOWARD HUGHES
   MEDICAL INSTITUTE (RB)
   SERIES A (VRDN) (A)          0.0500% 15-FEB-43                                     3,000     3,000,000      3,000      3,000,000
MARYLAND STATE HEALTH AND
   HIGHER EDUCATIONAL
   FACILITIES AUTHORITY,
   JOHNS HOPKINS UNIVERSITY
   (RB) SERIES A (VRDN) (A)     0.1000% 01-JUL-36                                     9,285     9,285,000      9,285      9,285,000
                                                                     -----------            -------------            --------------
                                                                       5,055,000               27,075,000                32,130,000
MASSACHUSETTS                                        3.13%
MASSACHUSETTS STATE HEALTH &
   EDUCATIONAL FACILITIES
   AUTHORITY, AMHERST COLLEGE
   (RB) SERIES H (VRDN) (A)     2.8500% 01-NOV-33                                     3,625     3,625,000      3,625      3,625,000
MASSACHUSETTS STATE HEALTH &
   EDUCATIONAL FACILITIES
   AUTHORITY, ESSEX MUSEUM
   (RB) (LOC - BANK OF
   AMERICA) (VRDN) (A)          0.3000% 01-JUL-33                                    14,625    14,625,000     14,625     14,625,000
MASSACHUSETTS HEALTH &
   EDUCATIONAL FACILITIES
   AUTHORITY, PARTNERS
   HEALTHCARE SYSTEM, INC.,
   RB, VRDB, INS: CITIBANK
   N.A. (A)                     0.1800% 04-JUN-09              6,055   6,055,000                               6,055      6,055,000
MASSACHUSETTS STATE, SER G,
   TECP, INS: BNP PARIBAS SF    0.4000% 08-JUN-09              4,000   4,000,000                               4,000      4,000,000
MASSACHUSETTS HEALTH AND
   EDUCATIONAL FACILITIES
   AUTHORITY, HARVARD
   UNIVERSITY ISSUE, SER EE,
   TECP                         3.3500% 11-JUN-09              5,000   5,000,000                               5,000      5,000,000
MASSACHUSETTS HEALTH &
   EDUCATION FACILITIES
   AUTHORITY, SER H-2, TECP     0.4500% 11-JUN-09              4,000   4,000,000      2,000     2,000,000      6,000      6,000,000
                                                                     -----------            -------------            --------------
                                                                      19,055,000               20,250,000                39,305,000
MICHIGAN                                             4.00%
MICHIGAN PUBLIC EDUCATIONAL
   FACILITIES AUTHORITY (RN)
   SERIES A-1 (LOC - RBS
   CITIZENS)                    3.0000% 22-JUN-09                                     1,615     1,616,003      1,615      1,616,003
MICHIGAN STATE, RAN, SER A, GO  3.0000% 30-SEP-09              6,000   6,018,568                               6,000      6,018,568
MICHIGAN STRATEGIC FUND, YMCA
   OF METROPOLITAN DETROIT
   PROJECT (RB) (LOC - BANK
   ONE) (VRDN) (A)              0.3400% 01-NOV-33                                     2,005     2,005,000      2,005      2,005,000
MICHIGAN STATE UNIVERSITY (RB)
   (VRDN) (A)                   0.2000% 15-FEB-34                                    10,575    10,575,000     10,575     10,575,000
UNIVERSITY OF MICHIGAN (RB)
   SERIES A (VRDN) (A)          0.2800% 01-DEC-19                                     4,700     4,700,000      4,700      4,700,000
UNIVERSITY OF MICHIGAN (RB)
   SERIES A-2 (VRDN) (A)        0.2800% 01-DEC-24              3,100   3,100,000      5,350     5,350,000      8,450      8,450,000
UNIVERSITY OF MICHIGAN, SER A,
   RB, VRDB(A)                  0.2800% 01-JUN-09              3,000   3,000,000                               3,000      3,000,000
UNIVERSITY OF MICHIGAN (RB)
   SERIES B (VRDN) (A)          0.1800% 01-DEC-25                                     4,310     4,310,000      4,310      4,310,000
UNIVERSITY OF MICHIGAN, SER A,
   RB, VRDB(A)                  0.2500% 01-JUN-09              3,700   3,700,000                               3,700      3,700,000
UNIVERSITY OF MICHIGAN, SER
   04-B, TECP                   0.3500% 24-JUN-09              5,880   5,880,000                               5,880      5,880,000
                                                                     -----------            -------------            --------------
                                                                      21,698,568               28,556,003                50,254,571

                                                                SELLING FUND          ACQUIRING FUND
                                                               PNC TAX-EXEMPT      ALLEGIANT TAX EXEMPT
                                                             MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                           --------------------- ------------------------ -------------------------
                                                  % OF NET  SHARES /    MARKET     SHARES /     MARKET     SHARES /      MARKET
                                                   ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                  -------- --------- ----------- ---------- ------------- ---------- --------------
MINNESOTA                                            2.07%
MINNEAPOLIS & ST PAUL HOUSING &
   REDEVELOPMENT AUTHORITY
   HEALTH CARE SYSTEM, ALLINA
   HEALTH, SER C-1, RB, VRDB,
   LOC: WELLS FARGO BANK N.A.
   (A)                          0.1400% 04-JUN-09              7,350   7,350,000                               7,350      7,350,000
MINNESOTA HIGHER EDUCATION
   FACILITIES AUTHORITY,
   CARLETON COLLEGE (RB)
   SERIES FIVE-G (VRDN) (A)     0.3000% 01-NOV-29                                     2,265     2,265,000      2,265      2,265,000
MINNESOTA HIGHER EDUCATION
   FACILITIES AUTHORITY,
   CARLETON COLLEGE (RB)
   SERIES SIX-D (VRDN) (A)      0.1900% 01-APR-35                                    11,040    11,040,000     11,040     11,040,000
ROCHESTER HEALTH CARE
   FACILITIES, TECP, SER 92-A   0.6000% 09-JUN-09              2,400   2,400,000                               2,400      2,400,000
ROCHESTER HEALTH CARE
   FACILITIES, TECP, SER 92-B   0.6000% 09-JUN-09              3,000   3,000,000                               3,000      3,000,000
                                                                     -----------            -------------            --------------
                                                                      12,750,000               13,305,000                26,055,000
MISSISSIPPI                                          0.32%
MISSISSIPPI BUSINESS FINANCE
   CORPORATION, CHEVRON USA
   PROJECT (RB) SERIES A
   (VRDN) (A)                   0.2200% 01-DEC-30                                     4,000     4,000,000      4,000      4,000,000
                                                                                            -------------            --------------
                                                                                                4,000,000                 4,000,000
MISSOURI                                             3.68%
UNIVERSITY OF MISSOURI (RB)
   SERIES B (VRDN) (A)          0.3000% 01-NOV-35                                     6,300     6,300,000      6,300      6,300,000
MISSOURI DEVELOPMENT FINANCE
   BOARD CULTURAL FACILITIES,
   NELSON GALLERY FOUNDATION
   (RB) SERIES A (VRDN) (A)     0.2500% 01-DEC-37                                     9,000     9,000,000      9,000      9,000,000
MISSOURI STATE, THIRD STREET
   BUILDING, SER A, GO          5.0000% 01-OCT-09             10,000  10,145,125                              10,000     10,145,125
MISSOURI STATE HEALTH &
   EDUCATIONAL FACILITIES
   AUTHORITY, WASHINGTON
   UNIVERSITY PROJECT (RB)
   SERIES A (VRDN) (A)          0.2000% 15-FEB-34                                     3,995     3,995,000      3,995      3,995,000
MISSOURI STATE HIGHWAYS &
   TRANSIT COMMISSION, STATE
   ROAD, SER A, RB              5.0000% 01-FEB-10              4,500   4,632,745                               4,500      4,632,745
MISSOURI STATE HEALTH &
   EDUCATIONAL FACILITIES
   AUTHORITY, RANKEN
   TECHNICAL COLLEGE, RB,
   VRDB, INS: NORTHERN TRUST
   COMPANY(A)                   0.2500% 01-JUN-09              8,675   8,675,000                               8,675      8,675,000
MISSOURI STATE HEALTH &
   EDUCATIONAL FACILITIES
   AUTHORITY, ST. LOUIS
   UNIVERSITY PROJECT (RB)
   SERIES A-2 (LOC - WELLS
   FARGO BANK) (VRDN) (A)       0.1700% 01-OCT-35                                     1,100     1,100,000      1,100      1,100,000
ST. CHARLES COUNTY PUBLIC WATER
   SUPPLY DISTRICT NO 2 (COP)
   SERIES A (LOC - BANK OF
   AMERICA) (VRDN) (A)          0.3500% 01-DEC-33                                     2,300     2,300,000      2,300      2,300,000
                                                                     -----------            -------------            --------------
                                                                      23,452,870               22,695,000                46,147,870
MONTANA                                              0.24%
MONTANA STATE BOARD OF
   INVESTMENT, INTERCAP
   REVOLVING PROGRAM, RB,
   MANDATORY PUT ON
   03/02/09(A)                  2.1500% 02-MAR-10              3,000   3,000,000                               3,000      3,000,000
                                                                     -----------            -------------            --------------
                                                                       3,000,000                                          3,000,000
NEBRASKA                                             0.08%
AMERICAN PUBLIC ENERGY AGENCY
   (RB) SERIES A (VRDN) (A)     0.4000% 01-DEC-15                                     1,020     1,020,000      1,020      1,020,000
                                                                                            -------------            --------------
                                                                                                1,020,000                 1,020,000

                                                                SELLING FUND          ACQUIRING FUND
                                                               PNC TAX-EXEMPT      ALLEGIANT TAX EXEMPT
                                                             MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                           --------------------- ------------------------ -------------------------
                                                  % OF NET  SHARES /    MARKET     SHARES /     MARKET     SHARES /      MARKET
                                                   ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                  -------- --------- ----------- ---------- ------------- ---------- --------------
NEW HAMPSHIRE                                        0.76%
NEW HAMPSHIRE HEALTH &
   EDUCATION FACILITIES
   AUTHORITY, DARTMOUTH
   COLLEGE (RB) (VRDN) (A)      0.1500% 01-JUN-23                                     9,520     9,520,000      9,520      9,520,000
                                                                                            -------------            --------------
                                                                                                9,520,000                 9,520,000
NEW JERSEY                                           0.16%
NEW JERSEY STATE, TRAN, SER A   3.0000% 25-JUN-09              2,000   2,000,645                               2,000      2,000,645
                                                                     -----------                                     --------------
                                                                       2,000,645                                          2,000,645
NEW MEXICO                                           0.59%
HURLEY POLLUTION CONTROL,
   KENNECOTT SANTA FE (RB)
   (VRDN) (A)                   0.1300% 01-DEC-15                                     3,370     3,370,000      3,370      3,370,000
NEW MEXICO, HOSPITAL EQUIPMENT
   LOAN COUNCIL, PRESBYTERIAN
   HEALTHCARE, SER C, RB,
   VRDB, INS: SPA-WELLS FARGO
   BANK N.A. (A)                0.2200% 04-JUN-09              4,000   4,000,000                               4,000      4,000,000
                                                                     -----------            -------------            --------------
                                                                       4,000,000                3,370,000                 7,370,000
NEW YORK                                             2.77%
NEW YORK CITY CAPITAL RESOURCE,
   LOAN ENHANCED ASSISTANCE
   PROGRAM (RB) SERIES A (LOC
   - BANK OF AMERICA) (VRDN)
   (A)                          0.2500% 01-MAR-38                                     3,900     3,900,000      3,900      3,900,000
NEW YORK CITY INDUSTRIAL
   DEVELOPMENT AGENCY, NEW
   YORK LAW SCHOOL PROJECT
   (RB) SERIES A (LOC -
   JPMORGAN CHASE) (VRDN) (A)   0.2500% 01-JUL-36                                     8,000     8,000,000      8,000      8,000,000
NEW YORK CITY, SUB SER E-5, GO,
   VRDB, LOC: JPMORGAN CHASE
   BANK(A)                      0.2500% 01-JUN-09              3,800   3,800,000                               3,800      3,800,000
NEW YORK CITY, SUB SER E-5, GO,
   VRDB, LOC: JPMORGAN CHASE
   BANK(A)                      0.2500% 01-JUN-09              3,700   3,700,000                               3,700      3,700,000
NEW YORK CITY (GO) SERIES B2,
   SUB-SERIES B9 (LOC -
   JPMORGAN CHASE BANK)
   (VRDN) (A)                   0.1500% 15-AUG-23                                    14,400    14,400,000     14,400     14,400,000
NEW YORK POWER
   AUTHORITY,(BR)PREREFUNDED
   01/01/10 @ 100 (RB)          7.0000% 01-JAN-18                                     1,000     1,038,866      1,000      1,038,866
                                                                     -----------            -------------            --------------
                                                                       7,500,000               27,338,866                34,838,866
NORTH CAROLINA                                       3.93%
GUILFORD COUNTY RECREATIONAL
   FACILITIES AUTHORITY, YMCA
   PROJECT (RB)(BR)(LOC -
   BRANCH BANKING & TRUST)
   (VRDN) (A)                   0.2700% 01-FEB-23                                     1,855     1,855,000      1,855      1,855,000
MECKLENBURG COUNTY (GO) SERIES
   C (VRDN) (A)                 0.3000% 01-FEB-17                                    10,950    10,950,000     10,950     10,950,000
NORTH CAROLINA MEDICAL CARE
   COMMISSION, RUTHERFORD
   HOSPITAL PROJECT (RB) (LOC
   - BRANCH BANKING & TRUST)
   (VRDN) (A)                   0.2700% 01-SEP-21                                     1,300     1,300,000      1,300      1,300,000
NORTH CAROLINA EDUCATIONAL
   FACILITIES FINANCE AGENCY,
   GARDNER-WEBB UNIVERSITY
   (RB) (LOC - WACHOVIA BANK)
   (VRDN) (A)                   0.3500% 01-JUL-17                                     1,000     1,000,000      1,000      1,000,000
NORTH CAROLINA EDUCATIONAL
   FACILITIES FINANCE AGENCY,
   BELMONT ABBEY COLLEGE
   PROJECT (RB) (LOC -
   WACHOVIA BANK) (VRDN) (A)    0.5000% 01-JUN-18                                       700       700,000        700        700,000

                                                                SELLING FUND          ACQUIRING FUND
                                                               PNC TAX-EXEMPT      ALLEGIANT TAX EXEMPT
                                                             MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                           --------------------- ------------------------ -------------------------
                                                  % OF NET  SHARES /    MARKET     SHARES /     MARKET     SHARES /      MARKET
                                                   ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                  -------- --------- ----------- ---------- ------------- ---------- --------------
NORTH CAROLINA EDUCATIONAL
   FACILITIES FINANCE AGENCY,
   DAVIDSON COLLEGE (RB)
   SERIES B (VRDN) (A)          0.3500% 01-DEC-20                                    10,145    10,145,000     10,145     10,145,000
NORTH CAROLINA CAPITAL
   FACILITIES FINANCE AGENCY,
   WAKE FOREST UNIVERSITY
   (RB) SERIES A (VRDN) (A)     0.2000% 01-JAN-20                                     5,670     5,670,000      5,670      5,670,000
NORTH CAROLINA CAPITAL
   FACILITIES FINANCE AGENCY,
   ELON COLLEGE (RB) SERIES A
   (LOC - BANK OF AMERICA)
   (VRDN) (A)                   0.3500% 01-JAN-14                                     3,360     3,360,000      3,360      3,360,000
UNIVERSITY OF NORTH CAROLINA
   (RB) SERIES B (VRDN) (A)     0.1000% 01-DEC-25              3,000   3,000,000      2,880     2,880,000      5,880      5,880,000
WAKE COUNTY (GO) SERIES B
   (VRDN) (A)                   0.3200% 01-MAR-24                                     3,300     3,300,000      3,300      3,300,000
WAKE COUNTY (GO) SERIES A
   (VRDN) (A)                   0.3000% 01-APR-19                                     5,250     5,250,000      5,250      5,250,000
                                                                     -----------            -------------            --------------
                                                                       3,000,000               46,410,000                49,410,000
OHIO                                                22.19%
AMBERLEY VILLAGE (BAN) (GO)     3.6250% 08-OCT-09                                     6,000     6,007,697      6,000      6,007,697
AVON LOCAL SCHOOL DISTRICT
   (BAN) (GO)                   2.5000% 07-JAN-10                                     2,500     2,515,581      2,500      2,515,581
BEAVERCREEK CITY SCHOOL
   DISTRICT (BAN) (GO)          2.0000% 18-AUG-09                                     9,810     9,838,438      9,810      9,838,438
BUTLER COUNTY (BAN) (GO)        2.2500% 06-AUG-09                                     3,500     3,503,110      3,500      3,503,110
CANAL WINCHESTER (BAN) (GO)     2.0000% 13-MAY-10                                     2,000     2,009,334      2,000      2,009,334
CLARK COUNTY (BAN) (GO)         3.0000% 10-JUN-09                                     1,275     1,275,539      1,275      1,275,539
CLARK COUNTY (BAN) (GO)         2.0000% 09-JUN-10                                     1,175     1,184,870      1,175      1,184,870
CLEVELAND AIRPORT SYSTEM, SER
   D, RB, VRDB, LOC: U.S.
   BANK(A)                      0.3400% 04-JUN-09              3,800   3,800,000                               3,800      3,800,000
CITY OF COLUMBUS,
   TRANSPORTATION PROJECT
   (GO) SERIES 1                2.5000% 16-DEC-09                                     6,000     6,045,046      6,000      6,045,046
COLUMBUS SEWER (GO) SERIES
   2006-1 (VRDN) (A)            0.1000% 01-DEC-26                                    10,620    10,620,000     10,620     10,620,000
CUYAHOGA COUNTY, CLEVELAND
   CLINIC HEALTH SYSTEM
   OBLIGATED GROUP (RB)
   SUB-SERIES B1 (VRDN) (A)     0.2000% 01-JAN-39                                     3,000     3,000,000      3,000      3,000,000
DUBLIN CITY SCHOOL DISTRICT
   (BAN) (GO                    3.3750% 15-OCT-09                                     3,100     3,105,328      3,100      3,105,328
DUBLIN CITY SCHOOL DISTRICT
   (BAN) (GO)                   2.0000% 15-OCT-09                                     3,750     3,768,815      3,750      3,768,815
FAIRFIELD TOWNSHIP (BAN) (GO)   2.7500% 10-JUN-09                                     3,225     3,225,623      3,225      3,225,623
FAIRFIELD TOWNSHIP (BAN) (GO)   1.7500% 09-JUN-10                                     4,000     4,029,600      4,000      4,029,600
FRANKLIN COUNTY HEALTHCARE
   FACILITY, FRIENDSHIP
   VILLAGE OF DUBLIN PROJECT
   (RB) SERIES B (LOC -
   LASALLE BANK) (VRDN) (A)     0.3200% 01-NOV-34                                     3,975     3,975,000      3,975      3,975,000
FRANKLIN COUNTY HOSPITAL,
   NATIONWIDE CHILDREN'S
   HOSPITAL PROJECT (RB)
   SERIES B (VRDN) (A)          0.1000% 01-NOV-40                                    15,000    15,000,000     15,000     15,000,000
GREEN TOWNSHIP, REAL ESTATE
   PROJECT (BAN) (GO)           1.4500% 16-FEB-10                                     3,835     3,835,000      3,835      3,835,000
HILLIARD SCHOOL DISTRICT (BAN)
   (GO)                         2.2500% 01-JUL-09                                     3,500     3,500,704      3,500      3,500,704
HUBER HEIGHTS CITY SCHOOL
   DISTRICT (BAN) (GO)          2.0000% 18-AUG-09                                    10,000    10,018,187     10,000     10,018,187
LIMA HOSPITAL FACILITIES
   AUTHORITY, LIMA MEMORIAL
   HOSPITAL PROJECT (RB) (LOC
   - JPMORGAN CHASE BANK)
   (VRDN) (A)                   0.3000% 01-APR-37                                     7,000     7,000,000      7,000      7,000,000
MARION COUNTY (BAN) (GO)        2.0000% 27-APR-10                                     2,375     2,385,572      2,375      2,385,572
MARYSVILLE (BAN) (GO)           2.5000% 03-JUN-09                                     5,985     5,985,165      5,985      5,985,165
MARYSVILLE (BAN) (GO)           2.7500% 22-JAN-10                                     1,745     1,751,590      1,745      1,751,590

                                                                SELLING FUND          ACQUIRING FUND
                                                               PNC TAX-EXEMPT      ALLEGIANT TAX EXEMPT
                                                             MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                           --------------------- ------------------------ -------------------------
                                                  % OF NET  SHARES /    MARKET     SHARES /     MARKET     SHARES /      MARKET
                                                   ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                  -------- --------- ----------- ---------- ------------- ----------  -------------
MARYSVILLE (BAN) (RN) (LOC -
   FIFTH THIRD BANK)            2.7500% 10-SEP-09                                     5,075     5,081,858      5,075      5,081,858
MASON CITY SCHOOL DISTRICT
   (BAN) (GO)                   1.5000% 04-FEB-10                                     2,845     2,859,382      2,845      2,859,382
MAYFIELD HEIGHTS (BAN) (GO)     2.5000% 20-AUG-09                                     3,600     3,605,421      3,600      3,605,421
MONTGOMERY COUNTY, CATHOLIC
   HEALTH INITIATIVES
   PROJECT (RB) SERIES B-1
   (VRDN) (A)                   0.2300% 01-MAR-27                                     8,000     8,000,000      8,000      8,000,000
NORDONIA HILLS LOCAL SCHOOL
   DISTRICT{BR}(BAN) (GO)       2.3750% 23-JUN-09                                     1,600     1,601,080      1,600      1,601,080
OHIO STATE (GO) SERIES B (VRDN)
   (A)                          0.1000% 01-AUG-21                                     9,100     9,100,000      9,100      9,100,000
OHIO STATE (GO) SERIES B (VRDN)
   (A)                          0.1000% 15-MAR-25                                    10,075    10,075,000     10,075     10,075,000
OHIO STATE (GO) SERIES B (VRDN)
   (A)                          0.2300% 01-AUG-17                                     1,325     1,325,000      1,325      1,325,000
OHIO STATE AIR QUALITY
   DEVELOPMENT AUTHORITY,
   FIRSTENERGY GENERATION
   PROJECT (RB) SERIES B (LOC
   - BANK OF AMERICA) (VRDN)
   (A)                          0.2000% 01-AUG-29                                     5,000     5,000,000      5,000      5,000,000
OHIO STATE BUILDING AUTHORITY,
   STATE FACILITIES, ADULT
   CORRECTIONAL, SER A, RB,
   PREREFUNDED 10/1/09 @ 101    5.2500% 01-OCT-17              2,480   2,525,892                               2,480      2,525,892
OHIO STATE BUILDING AUTHORITY,
   JUVENILE CORRECTIONAL
   BUILDING FUND PROJECT (RB)
   SERIES A                     3.2500% 01-OCT-09                                       500       504,309        500        504,309
OHIO STATE HIGHER EDUCATIONAL
   FACILITY COMMISSION,
   CLEVELAND CLINIC, SER B-3,
   RB, VRDB(A)                  0.2000% 01-JUN-09              3,000   3,000,000                               3,000      3,000,000
OHIO STATE HIGHER EDUCATIONAL
   FACILITIES COMMISSION,
   CLEVELAND CLINIC HEALTH
   SYSTEM (RB) SERIES B-4
   (VRDN) (A)                   0.2000% 01-JAN-43                                     4,125     4,125,000      4,125      4,125,000
OHIO STATE HIGHER EDUCATIONAL
   FACILITIES COMMISSION,
   KENYON COLLEGE PROJECT
   (RB) SERIES K (VRDN) (A)     0.2500% 01-AUG-33                                     4,000     4,000,000      4,000      4,000,000
OHIO STATE HIGHER EDUCATIONAL
   FACILITIES COMMISSION,
   XAVIER UNIVERSITY 2000
   PROJECT (RB) (LOC - U.S.
   BANK) (VRDN) (A)             0.1700% 01-MAY-15                                     2,015     2,015,000      2,015      2,015,000
OHIO STATE HIGHER EDUCATIONAL
   FACILITIES COMMISSION,
   CASE WESTERN RESERVE
   UNIVERSITY PROJECT (RB)
   SERIES A (VRDN) (A)          0.4500% 01-OCT-31                                     9,175     9,175,000      9,175      9,175,000
OHIO STATE HIGHER EDUCATIONAL
   FACILITIES COMMISSION,
   OBERLIN COLLEGE PROJECT
   (RB) (VRDN) (A)              0.2500% 01-OCT-48                                     6,590     6,590,000      6,590      6,590,000
OHIO STATE HIGHER EDUCATIONAL
   FACILITIES COMMISSION,
   CLEVELAND CLINIC HEALTH
   SYSTEM OBLIGATED GROUP
   PROJECT (TECP), SERIES B-5
   (VRDO) (A)                   0.5000% 19-JUN-09                                     5,000     5,000,000      5,000      5,000,000
OHIO STATE UNIVERSITY (RB)
   SERIES B (VRDN) (A)          0.1000% 01-JUN-35                                     4,900     4,900,000      4,900      4,900,000
OHIO STATE UNIVERSITY (TECP)
   SERIES 03-C (VRDO) (A)       0.6000% 01-JUN-09                                     5,500     5,500,000      5,500      5,500,000
OHIO STATE UNIVERSITY, SER
   03-C, TECP                   0.4500% 05-JUN-09              5,000   5,000,000                               5,000      5,000,000
OHIO STATE WATER DEVELOPMENT
   AUTHORITY, FIRSTENERGY
   PROJECT (RB) SERIES B (LOC
   - BARCLAYS BANK PLC)
   (VRDN) (A)                   0.3000% 01-JAN-34                                    11,500    11,500,000     11,500     11,500,000
ORRVILLE (BAN) (GO)             2.3750% 30-JUN-09                                     3,570     3,570,624      3,570      3,570,624
ORRVILLE (BAN) (GO)             2.0000% 22-APR-10                                     3,170     3,183,887      3,170      3,183,887
PERRYSBURG (BAN) (GO)           1.5000% 17-DEC-09                                     5,205     5,219,008      5,205      5,219,008
SYLVANIA CITY SCHOOL DISTRICT
   (BAN) (GO)                   2.0000% 23-JUL-09                                     5,000     5,005,314      5,000      5,005,314
SYMMES TOWNSHIP (BAN) (GO)      2.5000% 22-DEC-09                                     4,500     4,512,268      4,500      4,512,268

                                                                SELLING FUND          ACQUIRING FUND
                                                               PNC TAX-EXEMPT      ALLEGIANT TAX EXEMPT
                                                             MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                           --------------------- ------------------------ -------------------------
                                                  % OF NET  SHARES /    MARKET     SHARES /     MARKET     SHARES /      MARKET
                                                   ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                  -------- --------- ----------- ---------- ------------- ---------  --------------
TALAWANDA CITY SCHOOL DISTRICT
   (BAN) (GO)                   1.5000% 27-JAN-10                                    10,000    10,045,418     10,000     10,045,418
TOLEDO CITY SERVICES (SAN) (LOC
   - STATE STREET BANK &
   TRUST) (VRDN) (A)            0.3400% 01-DEC-10                                     5,000     5,000,000      5,000      5,000,000
UNIVERSITY OF CINCINNATI (BAN)
   SERIES H (RN)                2.0000% 18-DEC-09                                     9,000     9,038,959      9,000      9,038,959
WADSWORTH CITY SCHOOL DISTRICT
   (BAN) (GO)                   2.1250% 01-JUL-09                                     4,800     4,803,439      4,800      4,803,439
WARREN COUNTY HEALTHCARE
   FACILITIES, OTTERBEIN
   HOMES PROJECT (RB) (LOC -
   U.S BANK) (VRDN) (A)         0.3000% 01-JUL-31                                       400       400,000        400        400,000
                                                                     -----------            -------------            --------------
                                                                      14,325,892              264,316,166               278,642,058
OKLAHOMA                                             0.26%
OKLAHOMA CITY, GO, PREREFUNDED
   7/1/09 @ 100                 5.1250% 01-JUL-16              2,210   2,217,697                               2,210      2,217,697
OKLAHOMA DEVELOPMENT FINANCE
   AUTHORITY, HEALTH SYSTEM
   REVENUE, INTEGRIS BAPTIST
   MEDICAL CENTER, SER B, RB    5.0000% 15-AUG-09              1,000   1,004,391                               1,000      1,004,391
                                                                     -----------            -------------            --------------
                                                                       3,222,088                                          3,222,088
OREGON                                               0.79%
YAMHILL COUNTY, GEORGE FOX
   UNIVERSITY PROJECT (RB)
   SERIES A (LOC - BANK OF
   AMERICA) (VRDN) (A)          0.3500% 01-OCT-35                                     9,955     9,955,000      9,955      9,955,000
                                                                     -----------            -------------            --------------
                                                                                                9,955,000                 9,955,000
PENNSYLVANIA                                         8.08%
ALLEGHENY COUNTY HIGHER
   EDUCATION BUILDING
   AUTHORITY, CARNEGIE MELLON
   UNIVERSITY (RB) (VRDN) (A)   0.1500% 01-DEC-33                                     1,025     1,025,000      1,025      1,025,000
ALLEGHENY COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   ANIMAL FRIENDS, INC.
   PROJECT (RB) (LOC - PNC
   BANK) (VRDN) (A)             2.1000% 01-JUL-09                                     2,575     2,575,000      2,575      2,575,000
BEAVER COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   POLLUTION CONTROL,
   FIRSTENERGY GENERATION
   (RB) SERIES A (LOC -
   BARCLAYS BANK PLC) (VRDN)
   (A)                          0.2600% 01-JAN-35                                       500       500,000        500        500,000
BEAVER COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   POLLUTION CONTROL,
   FIRSTENERGY GENERATION
   (RB) SERIES A (LOC -
   BARCLAYS BANK PLC) (VRDN)
   (A)                          0.2500% 01-APR-41                                    10,000    10,000,000     10,000     10,000,000
BEAVER COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   POLLUTION CONTROL,
   FIRSTENERGY GENERATION
   (RB) SERIES A (LOC -
   BARCLAYS BANK PLC) (VRDN)
   (A)                          0.2900% 01-DEC-31                                     9,100     9,100,000      9,100      9,100,000
DELAWARE COUNTY IDA, RB, VRDB,
   INS: GENERAL ELECTRIC
   CAPITAL(A)                   0.2900% 03-JUN-09              5,100   5,100,000                               5,100      5,100,000
DELAWARE COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   RESOURCE RECOVERY FACILITY
   (RB) SERIES G (VRDN) (A)     0.2800% 01-DEC-31                                     5,530     5,530,000      5,530      5,530,000
ERIE COUNTY HOUSING AUTHORITY,
   SAINT MARY'S HOME OF ERIE
   PROJECT (RB) SERIES B (LOC
   - BANK OF AMERICA) (VRDN)
   (A)                          0.4000% 01-JUL-38                                       900       900,000        900        900,000
GEISINGER AUTHORITY, GEISINGER
   HEALTH SYSTEMS (RB) (VRDN)
   (A)                          0.2000% 15-NOV-32                                     7,950     7,950,000      7,950      7,950,000
LOWER MERION SCHOOL DISTRICT,
   CAPITAL PROJECT, SER B,
   GO, VRDB, LOC: US BANK
   NA(A)                        0.3000% 04-JUN-09              8,000   8,000,000                               8,000      8,000,000

                                                                SELLING FUND          ACQUIRING FUND
                                                               PNC TAX-EXEMPT      ALLEGIANT TAX EXEMPT
                                                             MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                           --------------------- ------------------------ -------------------------
                                                  % OF NET  SHARES /    MARKET     SHARES /     MARKET     SHARES /      MARKET
                                                   ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                  -------- --------- ----------- ---------- ------------- ----------  -------------
MONTGOMERY COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   PHILADELPHIA PRESBYTERIAN
   HOMES PROJECT (RB), SERIES
   B (LOC - WACHOVIA BANK)
   (VRDN) (A)                   0.2900% 01-JUL-15                                       300       300,000        300        300,000
COMMONWEALTH OF PENNSYLVANIA
   (GO)                         2.0000% 15-JUL-09                                     4,000     4,008,080      4,000      4,008,080
PENNSYLVANIA STATE TURNPIKE
   COMMISSION (RB) SERIES Q
   (VRDN) (A)                   0.3000% 01-JUN-27                                     5,000     5,000,000      5,000      5,000,000
PENNSYLVANIA STATE TURNPIKE
   COMMISSION (RB) SERIES Q
   (VRDN) (A)                   0.3000% 01-JUN-28                                     2,490     2,490,000      2,490      2,490,000
PENNSYLVANIA STATE TURNPIKE
   COMMISSION (RB) SERIES U
   (VRDN) (A)                   1.0000% 01-DEC-19                                    11,800    11,800,000     11,800     11,800,000
PENNSYLVANIA STATE TURNPIKE
   COMMISSION (RB) SERIES U
   (VRDN) (A)                   0.3500% 01-DEC-30                                     5,400     5,400,000      5,400      5,400,000
PENNSYLVANIA STATE TURNPIKE
   COMMISSION (RB) SERIES A-1
   (VRDN) (A)                   0.3000% 01-DEC-22                                     9,400     9,400,000      9,400      9,400,000
PENNSYLVANIA STATE{,}
   UNIVERSITY (RB) SERIES A
   (VRDN) (A)                   0.2500% 01-MAR-32                                       900       900,000        900        900,000
PHILADELPHIA AUTHORITY FOR
   INDUSTRIAL DEVELOPMENT,
   GIRARD ESTATE FACILITIES
   PROJECT (RB) (LOC - MORGAN
   GUARANTY TRUST) (VRDN) (A)   0.3000% 01-NOV-31                                       100       100,000        100        100,000
PHILADELPHIA HOSPITALS & HIGHER
   EDUCATION FACILITIES
   AUTHORITY, CHILDREN'S
   HOSPITAL OF PHILADELPHIA
   PROJECT (RB) SERIES A
   (VRDN) (A)                   0.2000% 01-JUL-22                                     4,000     4,000,000      4,000      4,000,000
PHILADELPHIA HOSPITALS & HIGHER
   EDUCATION FACILITIES
   AUTHORITY, CHILDREN'S
   HOSPITAL OF PHILADELPHIA
   PROJECT (RB) SERIES B
   (VRDN) (A)                   0.2000% 01-JUL-25                                     1,700     1,700,000      1,700      1,700,000
PHILADELPHIA REGIONAL PORT
   AUTHORITY LEASE, RB          3.0000% 01-SEP-09              2,745   2,752,509                               2,745      2,752,509
PHILADELPHIA HOSPITALS & HIGHER
   EDUCATION FACILITIES
   AUTHORITY, CHILDREN'S
   HOSPITAL OF PHILADELPHIA
   PROJECT (RB) SERIES A
   (VRDN) (A)                   0.2000% 15-FEB-14                                       940       940,000        940        940,000
WASHINGTON COUNTY AUTHORITY,
   UNIVERSITY OF PENNSYLVANIA
   PROJECT (RB) (VRDN) (A)      0.1000% 01-JUL-34                                     2,000     2,000,000      2,000      2,000,000
                                                                     -----------            -------------            --------------
                                                                      15,852,509               85,618,080               101,470,589
SOUTH CAROLINA                                       0.83%
BERKELEY COUNTY POLLUTION
   CONTROL FACILITIES, AMOCO
   CHEMICAL CO. PROJECT, RB,
   VRDB(A)                      0.1300% 01-JUN-09              5,800   5,800,000                               5,800      5,800,000
SOUTH CAROLINA JOBS-ECONOMIC
   DEVELOPMENT AUTHORITY,
   PRESBYTERIAN HOME OF SOUTH
   CAROLINA PROJECT (RB)
   (LOC- WACHOVIA BANK)
   (VRDN) (A)                   0.5000% 01-DEC-21                                     4,585     4,585,000      4,585      4,585,000
                                                                     -----------            -------------            --------------
                                                                       5,800,000                4,585,000                10,385,000
TENNESSEE                                            3.06%
CHATTANOOGA HEALTH EDUCATIONAL
   & HOUSING FACILITY BOARD,
   CATHOLIC HEALTH
   INITIATIVES (RB) SERIES C
   (VRDN) (A)                   0.2100% 01-MAY-39                                     9,440     9,440,000      9,440      9,440,000
CLARKSVILLE PUBLIC BUILDING
   AUTHORITY (RB) (LOC - BANK
   OF AMERICA) (VRDN) (A)       0.2600% 01-FEB-38                                     1,500     1,500,000      1,500      1,500,000
                                0.3500% 01-JUN-29                                     8,000     8,000,000      8,000      8,000,000

                                                                SELLING FUND          ACQUIRING FUND
                                                               PNC TAX-EXEMPT      ALLEGIANT TAX EXEMPT
                                                             MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                           --------------------- ------------------------ -------------------------
                                                  % OF NET  SHARES /    MARKET     SHARES /     MARKET     SHARES /      MARKET
                                                   ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                  -------- --------- ----------- ---------- ------------- ---------  --------------
COUNTY OF SHELBY (GO) SERIES C
   (VRDN) (A)                   0.5500% 01-DEC-31                                     5,150     5,150,000      5,150      5,150,000
MONTGOMERY COUNTY PUBLIC
   BUILDING AUTHORITY,
   TENNESSEE COUNTY LOAN POOL
   (RB) (LOC - BANK OF
   AMERICA) (VRDN) (A)          0.3500% 01-MAR-25                                     7,840     7,840,000      7,840      7,840,000
HAMILTON COUNTY, GO             4.0000% 01-MAR-10              6,315   6,458,524                               6,315      6,458,524
                                                                     -----------            -------------            --------------
                                                                       6,458,524               31,930,000                38,388,524
TEXAS                                                5.66%
GULF COAST INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   AMOCO OIL PROJECT (RB)
   (VRDN) (A)                   1.5750% 01-JUN-25                                     4,000     4,000,000      4,000      4,000,000
HARRIS COUNTY HEALTH FACILITIES
   DEVELOPMENT CORP.,
   METHODIST HOSPITAL SYSTEM,
   SER A-1, RB, VRDB(A)         0.2000% 01-JUN-09              8,600   8,600,000                               8,600      8,600,000
HOUSTON HIGHER EDUCATION
   FINANCE CORP. RICE
   UNIVERSITY PROJECT, SER B,
   RB, VRDB(A)                  0.2500% 01-JUN-09              2,300   2,300,000                               2,300      2,300,000
HOUSTON INDEPENDENT SCHOOL
   DISTRICT (GO) (PSF-GTD)
   (VRDN) (A)                   1.8500% 15-JUN-31                                     4,905     4,905,000      4,905      4,905,000
NORTHSIDE INDEPENDENT SCHOOL
   DISTRICT (GO) SERIES A
   (PSF-GTD) (VRDN) (A)         2.0000% 01-AUG-33                                     8,830     8,830,000      8,830      8,830,000
RED RIVER EDUCATION FINANCE
   CORPORATION, TEXAS
   CHRISTIAN UNIVERSITY
   PROJECT (RB) (VRDN) (A)      0.3500% 01-MAR-30                                     7,700     7,700,000      7,700      7,700,000
RED RIVER EDUCATION FINANCE,
   TEXAS CHRISTIAN UNIVERSITY
   PROJECT, RB, VRDB(A)         0.3500% 03-JUN-09              4,600   4,600,000                               4,600      4,600,000
RED RIVER EDUCATION FINANCE,
   TEXAS CHRISTIAN UNIVERSITY
   PROJECT, RB, VRDB(A)         0.3900% 15-MAR-35                                    20,000    20,000,000     20,000     20,000,000
SAN ANTONIO EDUCATIONAL
   FACILITIES CORPORATION,
   TRINITY UNIVERSITY (RB)
   (VRDN) (A)                   0.3000% 01-JUN-33                                     2,500     2,500,000      2,500      2,500,000
SOUTHWEST HIGHER EDUCATION
   AUTHORITY, SOUTHERN
   METHODIST UNIVERSITY, RB,
   VRDB, LOC: LANDESBANK
   HESSEN-THRGN(A)              0.2500% 01-JUN-09              1,000   1,000,000                               1,000      1,000,000
TARRANT COUNTY CULTURAL
   EDUCATION FACILITIES
   FINANCE CORP., TEXAS
   HEALTH RESOURCES, SER G,
   RB, VRDB, SPA: BANK OF
   AMERICA N.A. (A)             0.2000% 01-JUN-09              1,000   1,000,000                               1,000      1,000,000
TEXAS TECHNICAL UNIVERSITY, SER
   A. TECP                      0.3500% 17-JUL-09              5,700   5,700,000                               5,700      5,700,000
                                                                     -----------            -------------            --------------
                                                                      23,200,000               47,935,000                71,135,000
UTAH                                                 0.08%
INTERMOUNTAIN POWER AGENCY (RB)
   SERIES E (FSA)               6.2500% 01-JUL-09                                     1,000     1,003,451      1,000      1,003,451
                                                                     -----------            -------------            --------------
                                                                                                1,003,451                 1,003,451
VIRGINIA                                             2.59%
Ashland Industrial Development
   Authority, YMCA of Greater
   Richmond Project (RB)
   Series A (LOC - Wachovia
   Bank) (VRDN) (A)             0.3500% 01-NOV-20                                     8,385     8,385,000      8,385      8,385,000
LOUDOUN COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   HOWARD HUGHES MEDICAL
   INSTITUTE (RB) SERIES E
   (VRDN) (A)                   0.0500% 15-FEB-38                                     3,100     3,100,000      3,100      3,100,000
LOUDOUN COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   HOWARD HUGHES MEDICAL
   INSTITUTE (RB) SERIES F
   (VRDN) (A)                   0.0500% 15-FEB-38                                     2,090     2,090,000      2,090      2,090,000

                                                                SELLING FUND          ACQUIRING FUND
                                                               PNC TAX-EXEMPT      ALLEGIANT TAX EXEMPT
                                                             MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                           --------------------- ------------------------ -------------------------
                                                  % OF NET  SHARES /    MARKET     SHARES /     MARKET     SHARES /      MARKET
                                                   ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                  -------- --------- ----------- ---------- ------------- ---------  --------------
LOUISA COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   UNIVERSITY OF VIRGINIA
   HEALTH SERVICES FOUNDATION
   (RB) (LOC - WACHOVIA BANK)
   (VRDN) (A)                   0.5000% 01-OCT-30                                     3,000     3,000,000      3,000      3,000,000
FAIRFAX COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   FAIRFAX HOSPITAL, SER D,
   RB, VRDB, INS: LIQUIDATION
   FACILITY - INNOVATIVE
   HEALTH SYSTEM(A)             0.1500% 03-JUN-09              6,000   6,000,000                               6,000      6,000,000
UNIVERSITY OF VIRGINIA, SER
   03-A, TECP                   0.4000% 09-JUN-09             10,000  10,000,000                              10,000     10,000,000
                                                                     -----------            -------------            --------------
                                                                      16,000,000               16,575,000                32,575,000
WASHINGTON                                           1.64%
KING COUNTY WASHINGTON, SER A,
   TECP, INS: BAYERISCHE
   LANDESBANK                   0.4500% 14-JUL-09              5,000   5,000,000                               5,000      5,000,000
TULALIP TRIBES OF THE TULALIP
   RESERVATION (RB) (LOC -
   WELLS FARGO BANK) (VRDN)
   (A)                          0.2500% 01-JUN-19                                    11,100    11,100,000     11,100     11,100,000
WASHINGTON STATE HEALTHCARE
   FACILITIES AUTHORITY,
   NATIONAL HEALTH CARE
   RESEARCH & EDUCATIONAL
   PROJECT (RB) (LOC - BNP
   PARIBAS) (VRDN) (A)          0.3000% 01-JAN-32                                     4,500     4,500,000      4,500      4,500,000
                                                                     -----------            -------------            --------------
                                                                       5,000,000               15,600,000                20,600,000
WISCONSIN                                            2.58%
UNIVERSITY OF WISCONSIN
   HOSPITALS & CLINICS
   AUTHORITY (RB) SERIES A
   (LOC - U.S. BANK) (VRDN)
   (A)                          0.3500% 01-APR-32                                     1,000     1,000,000      1,000      1,000,000
WISCONSIN HEALTH & EDUCATIONAL
   FACILITIES AUTHORITY,
   GRACE LUTHERAN FOUNDATION
   PROJECT (RB) (LOC - U.S.
   BANK) (VRDN) (A)             0.3500% 01-JUL-14                                     1,845     1,845,000      1,845      1,845,000
WISCONSIN HEALTH & EDUCATIONAL
   FACILITIES AUTHORITY,
   INDIAN COMMUNITY SCHOOL OF
   MILWAUKEE (RB) (LOC -
   JPMORGAN CHASE BANK)
   (VRDN) (A)                   0.3500% 01-DEC-36                                    16,600    16,600,000     16,600     16,600,000
WISCONSIN HEALTH & EDUCATIONAL
   FACILITIES AUTHORITY,
   MEDICAL COLLEGE OF
   WISCONSIN (RB) SERIES B
   (LOC - U.S. BANK) (VRDN)
   (A)                          0.2000% 01-DEC-33                                     2,000     2,000,000      2,000      2,000,000
WISCONSIN HEALTH & EDUCATIONAL
   FACILITIES AUTHORITY,
   WHEATON FRANCISCAN
   SERVICES (RB) (LOC -
   JPMORGAN CHASE BANK)
   (VRDN) (A)                   0.2600% 15-AUG-36                                    10,000    10,000,000     10,000     10,000,000
PLEASANT PRAIRIE PCR, RB, VRDB,
   LOC: WELLS FARGO BANK(A)     0.3500% 03-JUN-09              1,000   1,000,000                               1,000      1,000,000
                                                                     -----------            -------------            --------------
                                                                       1,000,000               31,445,000                32,445,000
WYOMING                                              0.60%
CARBON COUNTY POLLUTION
   CONTROL, AMOCO PROJECT
   SERIES 1985 (RB) (VRDN) (A)  0.7200% 01-NOV-14                                     3,800     3,800,000      3,800      3,800,000
UINTA COUNTY, CHEVRON USA
   PROJECT (RB) (VRDN) (A)      0.1500% 15-AUG-20                                     3,700     3,700,000      3,700      3,700,000
                                                                                            -------------            --------------
                                                                                                7,500,000                 7,500,000

                                                                SELLING FUND          ACQUIRING FUND
                                                               PNC TAX-EXEMPT      ALLEGIANT TAX EXEMPT
                                                             MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                           --------------------- ------------------------ -------------------------
                                                  % OF NET  SHARES /    MARKET     SHARES /     MARKET     SHARES /      MARKET
                                                   ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                  -------- --------- ----------- ---------- ------------- ---------  --------------
AFFILIATED MONEY MARKET FUND                         3.18%
BLACKROCK LIQUIDITY FUNDS
   MUNIFUND                                                                      39,870,700    39,870,700 39,870,700     39,870,700
                                                                                            -------------            --------------
                                                                                               39,870,700                39,870,700
TOTAL INVESTMENT AT MARKET                         100.64%           224,158,076            1,039,595,266             1,263,753,342
                                                                     -----------            -------------            --------------
TOTAL INVESTMENT AT COST(B)                                          224,158,076            1,039,595,266             1,263,753,342
                                                                     -----------            -------------            --------------

(A) Variable or floating rate security. Rate disclosed is as of May 31, 2009. The maturity date shown is the next reset date.

(B)  Aggregate cost for financial reporting and Federal income tax purposes.

(C) All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

BAN     -- Bond Anticipation Note
COP     -- Certificate of Participation
FSA     -- Financial Security Assurance
GO      -- General Obligation
LOC     -- Letter of Credit
PLC     -- Public Limited Company
PSF-GTD -- Public School Fund - Guaranteed
RB      -- Revenue Bond
SAN     -- Special Assessment Note
TECP    -- Tax Exempt Commercial Paper

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                        Selling Fund                Acquiring Fund
                                                PNC Tax-Exempt Money Market   Allegiant Tax Exempt Money     Pro Forma
                                                         Bond Fund                    Market Fund             Combined
                                                ---------------------------   --------------------------   -------------
ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS

                                                        Market Value                 Market Value           Market Value
                                                ---------------------------   --------------------------   -------------
Level 1 - Quoted Prices                                                                 39,870,700            39,870,700
Level 2 - Other Significant Observable Inputs           224,158,076                    999,724,566         1,223,882,642
Level 3 - Significant Unobservable Inputs
                                                        -----------                  -------------         -------------
TOTAL ASSETS - INVESTMENT IN SECURITIES                 224,158,076                  1,039,595,266         1,263,753,342

                           PNC TOTAL RETURN BOND FUND
                      ALLEGIANT TOTAL RETURN ADVANTAGE FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009

                                                             SELLING FUND        ACQUIRING FUND
                                                           PNC TOTAL RETURN  ALLEGIANT TOTAL RETURN
                                                               BOND FUND         ADVANTAGE FUND       PRO FORMA COMBINED
                                                          ------------------ ---------------------- ----------------------
                                                          SHARES              SHARES /                SHARES /
                                                 % OF NET  / PAR    MARKET       PAR       MARKET       PAR       MARKET
                                                  ASSETS   (000)    VALUE       (000)      VALUE       (000)      VALUE
                                                 -------- ------ ----------- ---------- ----------- ---------- -----------
U.S GOVERNMENT AGENCY MORTGAGE BACKED
   OBLIGATIONS                                     23.23%
FEDERAL HOME LOAN MORTGAGE CORPORATION              6.88%
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 7.5000% 01-SEP-30               3       3,062                                 3       3,062
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 7.5000% 01-JUL-26               4       4,044                                 4       4,044
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 6.0000% 01-DEC-35           2,477   2,598,327                             2,477   2,598,327
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 5.0000% 01-OCT-34           1,808   1,854,754                             1,808   1,854,754
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 6.0000% 01-APR-37           2,982   3,122,480                             2,982   3,122,480
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 6.0000% 01-JUL-37           1,866   1,954,260                             1,866   1,954,260
FEDERAL HOME LOAN MORTGAGE
   CORPORATION(A)              5.0600% 01-MAR-36           2,548   2,633,601                             2,548   2,633,601
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 8.0000% 01-OCT-29               5       5,140                                 5       5,140
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 8.0000% 01-MAY-31               3       3,782                                 3       3,782
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 4.5000% 01-NOV-18           1,762   1,807,973                             1,762   1,807,973
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 5.0000% 01-NOV-18           1,567   1,622,433                             1,567   1,622,433
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 5.0000% 01-JAN-19           1,455   1,511,808                             1,455   1,511,808
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 5.5000% 01-OCT-18           1,362   1,431,021                             1,362   1,431,021
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 8.0000% 01-SEP-30               1         868                                 1         868
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 8.0000% 01-DEC-30               1         594                                 1         594
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 4.3750% 17-JUL-15             350     376,609                               350     376,609
                                                                 -----------                                   -----------
                                                                  18,930,756                                    18,930,756

                                                             SELLING FUND        ACQUIRING FUND
                                                           PNC TOTAL RETURN  ALLEGIANT TOTAL RETURN
                                                               BOND FUND         ADVANTAGE FUND       PRO FORMA COMBINED
                                                          ------------------ ---------------------- ----------------------
                                                          SHARES              SHARES /                SHARES /
                                                 % OF NET  / PAR    MARKET       PAR       MARKET       PAR       MARKET
                                                  ASSETS   (000)    VALUE       (000)      VALUE       (000)      VALUE
                                                 -------- ------ ----------- ---------- ----------- ---------- -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION              15.72%
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 2.3750% 23-MAR-12           1,120   1,129,679                             1,120   1,129,679
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 01-NOV-27              20      21,402                                20      21,402
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 5.5000% 01-APR-37           4,488   4,646,098                             4,488   4,646,098
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 01-APR-27               9       9,594                                 9       9,594
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 8.0000% 01-OCT-27               2       2,354                                 2       2,354
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 01-APR-11               3       3,510                                 3       3,510
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.5000% 01-AUG-26               5       6,070                                 5       6,070
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 8.0000% 01-AUG-27              53      58,482                                53      58,482
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.5000% 01-OCT-27              40      43,841                                40      43,841
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 8.0000% 01-SEP-27               4       4,470                                 4       4,470
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 01-OCT-27               3       3,526                                 3       3,526
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 5.0000% 13-FEB-17           2,700   2,932,864                             2,700   2,932,864
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 01-MAR-29              43      46,836                                43      46,836
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.5000% 01-APR-30               2       2,350                                 2       2,350
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.5000% 01-AUG-31              17      18,761                                17      18,761
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 5.5000% 01-SEP-17                                  2,528   2,656,308      2,528   2,656,308
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.5000% 01-JAN-31               2       2,194                                 2       2,194
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.5000% 01-APR-31               4       3,933                                 4       3,933
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION(F)              7.5000% 01-APR-31               0         490                                 0         490
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.5000% 01-JUL-31              17      18,225                                17      18,225
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 1.7500% 23-MAR-11                                  4,960   5,024,584      4,960   5,024,584
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 5.5000% 01-APR-34           2,328   2,417,489                             2,328   2,417,489
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 5.5000% 01-JAN-34           1,671   1,735,622                             1,671   1,735,622
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 5.0000% 01-JUN-20                                  2,946   3,059,427      2,946   3,059,427
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 4.5000% 01-SEP-35                                  4,680   4,725,415      4,680   4,725,415
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 5.0000% 01-NOV-35           4,017   4,122,882                             4,017   4,122,882
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 4.5000% 01-AUG-20                                  1,854   1,915,214      1,854   1,915,214
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 5.5000% 01-DEC-36                                  1,646   1,706,559      1,646   1,706,559
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 6.0000% 01-DEC-36                                  3,969   4,163,665      3,969   4,163,665
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 4.5000% 01-APR-23           2,716   2,785,755                             2,716   2,785,755
                                                                 -----------            -----------            -----------
                                                                  20,016,427             23,251,172             43,267,599
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION            0.63%
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.5000% 15-JAN-32              18      19,558                                18      19,558
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 20-MAY-24               4       4,475                                 4       4,475
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-FEB-12               7       7,588                                 7       7,588
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 6.5000% 15-MAR-26               6       6,108                                 6       6,108
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-OCT-25               6       6,837                                 6       6,837
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 6.5000% 15-FEB-26               6       6,892                                 6       6,892

                                                             SELLING FUND        ACQUIRING FUND
                                                           PNC TOTAL RETURN  ALLEGIANT TOTAL RETURN
                                                               BOND FUND         ADVANTAGE FUND       PRO FORMA COMBINED
                                                          ------------------ ---------------------- ----------------------
                                                          SHARES              SHARES /                SHARES /
                                                 % OF NET  / PAR    MARKET       PAR       MARKET       PAR       MARKET
                                                  ASSETS   (000)    VALUE       (000)      VALUE       (000)      VALUE
                                                 -------- ------ ----------- ---------- ----------- ---------- -----------
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-JAN-27               7       7,508                                 7       7,508
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-DEC-27               2       2,468                                 2       2,468
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-OCT-27              42      46,074                                42      46,074
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-OCT-27               3       2,758                                 3       2,758
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 8.5000% 15-AUG-27              17      18,344                                17      18,344
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 8.0000% 15-SEP-27               8       8,689                                 8       8,689
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-SEP-27               5       5,709                                 5       5,709
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-OCT-27               6       6,573                                 6       6,573
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-APR-28               2       1,656                                 2       1,656
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.5000% 15-OCT-29              26      27,966                                26      27,966
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-FEB-17             117     124,618                               117     124,618
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 9.0000% 15-NOV-16               9       9,850                                 9       9,850
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION(F)              9.0000% 15-MAY-16               0         444                                 0         444
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 8.0000% 15-MAY-17               2       2,407                                 2       2,407
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 9.0000% 15-NOV-19               6       6,156                                 6       6,156
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 9.0000% 15-SEP-21               2       2,018                                 2       2,018
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                10.0000% 15-MAY-19               3       2,810                                 3       2,810
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 9.0000% 15-SEP-21              13      13,925                                13      13,925
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 9.0000% 15-AUG-21               9      10,113                                 9      10,113
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 9.0000% 15-SEP-21               6       6,335                                 6       6,335
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 9.0000% 15-JUN-21              45      49,031                                45      49,031
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 9.0000% 15-SEP-21               1         859                                 1         859
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 8.0000% 15-FEB-23              37      40,874                                37      40,874

                                                             SELLING FUND        ACQUIRING FUND
                                                           PNC TOTAL RETURN  ALLEGIANT TOTAL RETURN
                                                               BOND FUND         ADVANTAGE FUND       PRO FORMA COMBINED
                                                          ------------------ ---------------------- ----------------------
                                                          SHARES              SHARES /                SHARES /
                                                 % OF NET  / PAR    MARKET       PAR       MARKET       PAR       MARKET
                                                  ASSETS   (000)    VALUE       (000)      VALUE       (000)      VALUE
                                                 -------- ------ ----------- ---------- ----------- ---------- -----------
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 3.2790% 16-JUL-37           1,308   1,279,342                             1,308   1,279,342
                                                                                                             0           0
                                                                 -----------            -----------            -----------
                                                                   1,727,985                      0              1,727,985
CORPORATE BONDS                                    43.29%
AUTOMOTIVE                                          0.18%
FORD MOTOR CREDIT
                               7.2500% 25-OCT-11                                    500     431,485        500     431,485
GENERAL MOTORS(C)              8.3750% 15-JUL-33                                    660      59,400        660      59,400
                                                                 -----------            -----------            -----------
                                                                           0                490,885                490,885
CABLE & NEWS MEDIA                                  2.42%
COMCAST CABLE COMMUNICATIONS
   HOLDINGS, INC.              8.3750% 15-MAR-13             750     836,100                               750     836,100
CSC HOLDINGS(D)                8.5000% 15-JUN-15                                    600     591,000        600     591,000
COMCAST CABLE COMMUNICATIONS
   LLC(B)                      7.1250% 15-JUN-13                                    500     537,836        500     537,836
DIRECTV HOLDINGS LLC           8.3750% 15-MAR-13                                    696     701,220        696     701,220
DISH DBS                       7.7500% 31-MAY-15                                    460     434,700        460     434,700
IDEARC(C)                      8.0000% 15-NOV-16                                    675      15,188        675      15,188
NEWS AMERICA HOLDINGS, INC.    8.4500% 01-AUG-34             720     656,004                               720     656,004
ROGERS COMMUNICATIONS          7.5000% 15-AUG-38                                    440     465,322        440     465,322
THOMSON REUTERS                5.7000% 01-OCT-14                                    665     667,121        665     667,121
TIME WARNER CABLE(B)           5.8500% 01-MAY-17                                    800     790,152        800     790,152
TIME WARNER CABLE, INC.        8.2500% 14-FEB-14             450     501,485                               450     501,485
WASHINGTON POST CO.            7.2500% 01-FEB-19             455     456,029                               455     456,029
                                                                 -----------            -----------            -----------
                                                                   2,449,618              4,202,539              6,652,157
CONSUMER DISCRETIONARY                              0.49%
HASBRO, INC.                   6.1250% 15-MAY-14             215     216,811                               215     216,811
MOHAWK INDUSTRIES              6.6250% 15-JAN-16                                    250     215,830        250     215,830
STANLEY WORKS(B) (A)           5.9020% 01-DEC-45                                    750     420,000        750     420,000
WHIRLPOOL CORP.                8.0000% 01-MAY-12             475     484,400                               475     484,400
                                                                 -----------            -----------            -----------
                                                                     701,211                635,830
                                                                                                                 1,337,041
CONSUMER NON-CYCLICAL                               0.53%
ACCO BRANDS                    7.6250% 15-AUG-15                                    235     104,575        235     104,575
GSC HOLDINGS                   8.0000% 01-OCT-12                                    275     276,031        275     276,031
HANESBRANDS(A)                 5.6980% 15-DEC-14                                    785     631,925        785     631,925
QUIKSILVER(B)                  6.8750% 15-APR-15                                    680     452,200        680     452,200
                                                                                        -----------            -----------
                                                                                          1,464,731              1,464,731
CONSUMER SERVICES                                   1.89%
BROWNING-FERRIS INDUSTRIES     9.2500% 01-MAY-21                                    810     846,685        810     846,685
EDUCATION MANAGEMENT LLC       8.7500% 01-JUN-14                                    275     268,125        275     268,125
FONTAINEBLEAU LAS VEGAS
   HOLDINGS(C) (D)            10.2500% 15-JUN-15                                  1,150      51,750      1,150      51,750
GAYLORD ENTERTAINMENT(B)       8.0000% 15-NOV-13                                    250     205,938        250     205,938
IRON MOUNTAIN                  8.7500% 15-JUL-18                                    490     476,525        490     476,525
MGM MIRAGE                     7.6250% 15-JAN-17                                    250     160,000        250     160,000

                                                             SELLING FUND        ACQUIRING FUND
                                                           PNC TOTAL RETURN  ALLEGIANT TOTAL RETURN
                                                               BOND FUND         ADVANTAGE FUND       PRO FORMA COMBINED
                                                          ------------------ ---------------------- ----------------------
                                                          SHARES              SHARES /                SHARES /
                                                 % OF NET  / PAR    MARKET       PAR       MARKET       PAR       MARKET
                                                  ASSETS   (000)    VALUE       (000)      VALUE       (000)      VALUE
                                                 -------- ------ ----------- ---------- ----------- ---------- -----------
MGM MIRAGE(D)                 11.1250% 15-NOV-17                                    200     209,500        200     209,500
MASHANTUCKET WESTERN PEQUOT
   TRIBE(D)                    8.5000% 15-NOV-15                                  1,125     438,750      1,125     438,750
MCDONALD'S(B)                  6.3000% 15-OCT-37                                    885     935,921        885     935,921
ROYAL CARIBBEAN CRUISES        7.2500% 15-JUN-16                                    600     444,000        600     444,000
SPEEDWAY MOTORSPORTS           6.7500% 01-JUN-13                                    100      93,500        100      93,500
TICKETMASTER(D)               10.7500% 28-JUL-16                                    250     200,000        250     200,000
UNIVERSAL CITY DEVELOPMENT
   PARTNERS                   11.7500% 01-APR-10                                    500     480,000        500     480,000
UNIVERSAL CITY FLORIDA
   HOLDING(B)                  8.3750% 01-MAY-10                                    300     214,500        300     214,500
WYNN LAS VEGAS CAPITAL         6.6250% 01-DEC-14                                    210     178,763        210     178,763
                                                                 -----------            -----------            -----------
                                                                                          5,203,957              5,203,957
CONSUMER STAPLES                                    0.58%
AVON PRODUCTS, INC.            5.6250% 01-MAR-14             360     381,438                               360     381,438
AVON PRODUCTS                  6.5000% 01-MAR-19                                    410     433,592        410     433,592
ESTEE LAUDER CO., INC.         6.0000% 15-MAY-37           1,045     780,287                             1,045     780,287
                                                                 -----------            -----------            -----------
                                                                   1,161,725                433,592              1,595,317
ENERGY                                              4.58%
ANADARKO PETROLEUM             8.7000% 15-MAR-19                                    385     428,693        385     428,693
ATMOS ENERGY                   8.5000% 15-MAR-19                                    400     442,906        400     442,906
CHESAPEAKE ENERGY              6.6250% 15-JAN-16                                    500     428,750        500     428,750
CONOCOPHILLIPS                 6.5000% 01-FEB-39                                    400     413,379        400     413,379
CONOCOPHILLIPS                 5.7500% 01-FEB-19             185     190,582                               185     190,582
COPANO ENERGY LLC              7.7500% 01-JUN-18                                    735     650,475        735     650,475
DENBURY RESOURCES              7.5000% 01-APR-13                                    750     720,000        750     720,000
DEVON ENERGY                   6.3000% 15-JAN-19                                    500     517,442        500     517,442
EQT                            8.1250% 01-JUN-19                                    150     154,736        150     154,736
ENCANA                         6.5000% 15-MAY-19                                    285     292,820        285     292,820
ENERGY TRANSFER PARTNERS
   LP(B)                       5.9500% 01-FEB-15                                    700     687,637        700     687,637
HESS                           8.1250% 15-FEB-19                                    470     516,417        470     516,417
HUSKY ENERGY, INC.             7.2500% 15-DEC-19             180     188,191                               180     188,191
KINDER MORGAN ENERGY
   PARTNERS LP (MTN)           6.9500% 15-JAN-38                                    500     463,329        500     463,329
MARATHON OIL CORP.             7.5000% 15-FEB-19             110     116,228                               110     116,228
MARKWEST ENERGY PARTNERS       8.5000% 15-JUL-16                                    675     570,375        675     570,375
NEXEN                          5.8750% 10-MAR-35                                    500     396,846        500     396,846
OPTI CANADA(B)                 8.2500% 15-DEC-14                                    940     648,600        940     648,600
PHI                            7.1250% 15-APR-13                                    715     582,725        715     582,725
PETRO-CANADA                   6.0500% 15-MAY-18                                    400     373,838        400     373,838
SEARIVER MARITIME, INC.        0.0000% 01-SEP-12             805     733,136                               805     733,136
SOUTHERN UNION(A)              7.2000% 01-NOV-66                                    830     502,150        830     502,150
SUNOCO                         9.6250% 15-APR-15                                    325     367,229        325     367,229
TEPPCO PARTNERS LP             7.5500% 15-APR-38                                    385     330,220        385     330,220
TESORO                         6.6250% 01-NOV-15                                    820     698,025        820     698,025
WEATHERFORD INTERNATIONAL      6.0000% 15-MAR-18                                    500     444,341        500     444,341
XTO ENERGY                     5.5000% 15-JUN-18                                    375     367,940        375     367,940
XTO ENERGY                     5.7500% 15-DEC-13                                    350     365,567        350     365,567
                                                                 -----------            -----------            -----------
                                                                   1,228,137             11,364,440             12,592,577

                                                             SELLING FUND        ACQUIRING FUND
                                                           PNC TOTAL RETURN  ALLEGIANT TOTAL RETURN
                                                               BOND FUND         ADVANTAGE FUND       PRO FORMA COMBINED
                                                          ------------------ ---------------------- ----------------------
                                                          SHARES              SHARES /                SHARES /
                                                 % OF NET  / PAR    MARKET       PAR       MARKET       PAR       MARKET
                                                  ASSETS   (000)    VALUE       (000)      VALUE       (000)      VALUE
                                                 -------- ------ ----------- ---------- ----------- ---------- -----------
FINANCIALS & INSURANCE                             10.92%
ALLSTATE CORP.                 6.2000% 16-MAY-14             175     181,591                               175     181,591
AMERICAN EXPRESS BANK FSB      5.5500% 17-OCT-12                                    725     712,411        725     712,411
AMERICAN EXPRESS               8.1500% 19-MAR-38                                    440     428,222        440     428,222
BB&T CORP.(B)                  5.2000% 23-DEC-15             640     569,812                               640     569,812
BB&T CORP.                     5.7000% 30-APR-14             750     749,136                               750     749,136
BANK OF AMERICA (MTN)(B)       3.1250% 15-JUN-12                                    800     829,894        800     829,894
BANK OF AMERICA CORP.          5.6500% 01-MAY-18             935     838,132                               935     838,132
BANK OF AMERICA (MTN)(B)       7.3750% 15-MAY-14             120     126,420        250     263,104        370     389,524
BANK OF AMERICA CORP.          7.6250% 01-JUN-19             175     177,309                               175     177,309
BEAR STEARNS COS., INC. (THE)  7.2500% 01-FEB-18             540     557,599                               540     557,599
CAPITAL ONE FINANCIAL CORP.    7.3750% 23-MAY-14             500     515,704                               500     515,704
CITIGROUP                      5.1250% 05-MAY-14                                  1,515   1,372,917      1,515   1,372,917
CREDIT SUISSE USA(B)           4.8750% 15-JAN-15                                  1,000     983,507      1,000     983,507
GENERAL ELECTRIC CAPITAL
   (MTN)(B)                    5.8750% 14-JAN-38                                  4,075   3,299,083      4,075   3,299,083
GENERAL ELECTRIC CAPITAL
   CORP.                       6.7500% 15-MAR-32           1,300   1,164,898                             1,300   1,164,898
GENERAL ELECTRIC CAPITAL(B)    1.6250% 07-JAN-11                                  1,090   1,100,391      1,090   1,100,391
GOLDMAN SACHS GROUP            6.7500% 01-OCT-37                                  1,000     838,325      1,000     838,325
GOLDMAN SACHS GROUP            5.9500% 18-JAN-18                                     10       9,535         10       9,535
GOLDMAN SACHS GROUP(B)         1.6250% 15-JUL-11                                    475     478,151        475     478,151
HSBC FINANCE(A)                1.3690% 24-APR-12                                    455     402,176        455     402,176
INTERNATIONAL LEASE FINANCE
   (MTN)                       5.6250% 15-SEP-10                                    453     410,968        453     410,968
JPMORGAN CHASE(B)              6.0000% 15-JAN-18                                  1,000     995,276      1,000     995,276
JPMORGAN CHASE & CO.(B)        4.6500% 01-JUN-14             370     367,914                               370     367,914
JPMORGAN CHASE CAPITAL XV      5.8750% 15-MAR-35                                  2,010   1,597,120      2,010   1,597,120
JPMORGAN CHASE(B)              2.1250% 22-JUN-12                                    545     549,794        545     549,794
MARSH & MCLENNAN               9.2500% 15-APR-19                                    390     437,737        390     437,737
MERRILL LYNCH & CO., INC.      5.4500% 05-FEB-13             950     886,249                               950     886,249
MERRILL LYNCH (MTN)(B)         6.8750% 25-APR-18                                    785     728,526        785     728,526
METLIFE, INC.                  6.8170% 15-AUG-18           1,055   1,063,593                             1,055   1,063,593
MORGAN STANLEY(B)              5.3000% 01-MAR-13                                    500     501,437        500     501,437
MORGAN STANLEY(A)              1.3990% 09-JAN-12                                  1,300   1,180,392      1,300   1,180,392
MORGAN STANLEY                 4.7500% 01-APR-14           1,075     984,615                             1,075     984,615
NORTHERN TRUST CORP.           5.5000% 15-AUG-13             135     141,050                               135     141,050
PRINCIPAL FINANCIAL GROUP      8.8750% 15-MAY-19                                    410     405,356        410     405,356
SLM CORP.                      4.0000% 15-JAN-10             865     830,521                               865     830,521
STATE STREET(B)                2.1500% 30-APR-12                                    395     398,772        395     398,772
US BANK NA                     4.8000% 15-APR-15             230     222,893                               230     222,893
WACHOVIA CORP.                 5.5000% 01-MAY-13           1,385   1,412,287                             1,385   1,412,287
WACHOVIA CAPITAL TRUST
   III(B) (A)                  5.8000% 15-MAR-42                                    770     469,700        770     469,700
WACHOVIA CORP.                 5.3000% 15-OCT-11             850     878,166                               850     878,166
                                                                 -----------            -----------            -----------
                                                                  11,667,889             18,392,794             30,060,683
FOOD, BEVERAGE & TOBACCO                            1.55%
DEL MONTE                      8.6250% 15-DEC-12                                    500     502,500        500     502,500
DR PEPPER SNAPPLE GROUP, INC.  6.1200% 01-MAY-13             240     245,575                               240     245,575

                                                             SELLING FUND        ACQUIRING FUND
                                                           PNC TOTAL RETURN  ALLEGIANT TOTAL RETURN
                                                               BOND FUND         ADVANTAGE FUND       PRO FORMA COMBINED
                                                          ------------------ ---------------------- ----------------------
                                                          SHARES              SHARES /                SHARES /
                                                 % OF NET  / PAR    MARKET       PAR       MARKET       PAR       MARKET
                                                  ASSETS   (000)    VALUE       (000)      VALUE       (000)      VALUE
                                                 -------- ------ ----------- ---------- ----------- ---------- -----------
GENERAL MILLS INC.             5.6500% 15-FEB-19             115     117,878                               115     117,878
KELLOGG CO.                    4.2500% 06-MAR-13           1,000   1,026,776                             1,000   1,026,776
KRAFT FOODS(B)                 6.1250% 23-AUG-18                                    405     413,676        405     413,676
KROGER CO.                     7.5000% 15-JAN-14           1,050   1,177,369                             1,050   1,177,369
PEPSICO                        7.9000% 01-NOV-18                                    420     502,882        420     502,882
SAFEWAY, INC.                  6.2500% 15-MAR-14             270     287,851                               270     287,851
                                                                 -----------            -----------            -----------
                                                                   2,855,449              1,419,058              4,274,507
FOREIGN BONDS                                       0.85%
CIA BRASILEIRA DE BEBIDA       8.7500% 15-SEP-13             725     837,375                               725     837,375
HUTCHISON WHAMPOA
   INTERNATIONAL(D)            5.4500% 24-NOV-10             900     935,772                               900     935,772
VEDANTA RESOURCES PLC(D)       8.7500% 15-JAN-14             575     560,625                               575     560,625
                                                                 -----------            -----------            -----------
                                                                   2,333,772                                     2,333,772
HEALTHCARE                                          0.10%
AMGEN                          6.4000% 01-FEB-39                                    275     280,499        275     280,499
                                                                 -----------            -----------            -----------
                                                                                            280,499                280,499
INDUSTRIALS                                         2.81%
BALDOR ELECTRIC(B)
                               8.6250% 15-FEB-17                                    300     273,000        300     273,000
CATERPILLAR, INC.(B)           7.9000% 15-DEC-18             790     888,885                               790     888,885
CRH AMERICA                    8.1250% 15-JUL-18                                    500     468,100        500     468,100
GENERAL ELECTRIC               5.2500% 06-DEC-17                                    575     569,532        575     569,532
GENERAL ELECTRIC CO.           5.0000% 01-FEB-13           1,400   1,442,521                             1,400   1,442,521
H&E EQUIPMENT SERVICES         8.3750% 15-JUL-16                                    440     345,400        440     345,400
HAWKER BEECHCRAFT
   ACQUISITION LLC             9.7500% 01-APR-17                                    750     232,500        750     232,500
INGERSOLL-RAND GLOBAL HOLDING  9.5000% 15-APR-14             375     406,843        400     433,542        775     840,385
K HOVNANIAN ENTERPRISES(B)    11.5000% 01-MAY-13                                    415     353,788        415     353,788
LOCKHEED MARTIN CORP.          7.7500% 01-MAY-26             200     234,364                               200     234,364
MARTIN MARIETTA MATERIALS,
   INC.                        6.2500% 01-MAY-37             890     741,352                               890     741,352
NEENAH FOUNDARY                9.5000% 01-JAN-17                                    700     217,000        700     217,000
PACCAR(B)                      6.8750% 15-FEB-14                                    450     490,803        450     490,803
TEREX                          7.3750% 15-JAN-14                                    100      91,750        100      91,750
TEREX                         10.8750% 01-JUN-16                                    175     173,906        175     173,906
USG                            6.3000% 15-NOV-16                                    525     380,625        525     380,625
                                                                 -----------            -----------            -----------
                                                                   3,713,965              4,029,946              7,743,911
INFORMATION TECHNOLOGY                              0.18%
XEROX                          8.2500% 15-MAY-14                                    500     507,480        500     507,480
                                                                 -----------            -----------            -----------
                                                                                            507,480                507,480
MATERIALS                                           1.45%
DOW CHEMICAL                   8.5500% 15-MAY-19                                    415     414,959        415     414,959
E.I. DU PONT DE NEMOURS AND
   CO.                         4.7500% 15-MAR-15           1,130   1,147,762                             1,130   1,147,762
INTERNATIONAL PAPER(B)         9.3750% 15-MAY-19                                    400     402,637        400     402,637
INTERNATIONAL PAPER CO.(B)     7.4000% 15-JUN-14           1,090   1,074,736                             1,090   1,074,736

                                                             SELLING FUND        ACQUIRING FUND
                                                           PNC TOTAL RETURN  ALLEGIANT TOTAL RETURN
                                                               BOND FUND         ADVANTAGE FUND       PRO FORMA COMBINED
                                                          ------------------ ---------------------- ----------------------
                                                          SHARES              SHARES /                SHARES /
                                                 % OF NET  / PAR    MARKET       PAR       MARKET       PAR       MARKET
                                                  ASSETS   (000)    VALUE       (000)      VALUE       (000)      VALUE
                                                 -------- ------ ----------- ---------- ----------- ---------- -----------
OWENS-ILLINOIS                 7.8000% 15-MAY-18                                    250     236,250        250     236,250
PRAXAIR, INC.                  4.3750% 31-MAR-14             475     484,355                               475     484,355
ROCK-TENN                      9.2500% 15-MAR-16                                    225     228,375        225     228,375
                                                                 -----------            -----------            -----------
                                                                   2,706,853              1,282,221              3,989,074
REAL ESTATE INVESTMENT TRUSTS                       0.64%
AMB PROPERTY LP (MTN)          6.3000% 01-JUN-13                                    480     427,992        480     427,992
PROLOGIS(B)                    6.6250% 15-MAY-18                                    600     469,022        600     469,022
REALTY INCOME                  6.7500% 15-AUG-19                                  1,000     867,285      1,000     867,285
                                                                 -----------            -----------            -----------
                                                                                          1,764,299              1,764,299
RETAIL                                              1.63%
AUTOZONE                       6.5000% 15-JAN-14                                    840     856,647        840     856,647
CVS CAREMARK                   5.7500% 01-JUN-17                                    115     114,854        115     114,854
HOME DEPOT                     5.8750% 16-DEC-36                                    950     761,988        950     761,988
KOHL'S CORP.                   6.8750% 15-DEC-37             895     824,117                               895     824,117
NEIMAN-MARCUS GROUP(B)         10.375% 15-OCT-15                                    600     318,000        600     318,000
STAPLES(B)                     9.7500% 15-JAN-14                                    425     468,617        425     468,617
TJX                            6.9500% 15-APR-19                                    385     416,996        385     416,996
WAL-MART STORES                5.2500% 01-SEP-35                                    805     733,522        805     733,522
                                                                 -----------            -----------            -----------
                                                                     824,117              3,670,624              4,494,741
TECHNOLOGY                                          1.18%
BE AEROSPACE(B)                8.5000% 01-JUL-18                                    240     226,800        240     226,800
CISCO SYSTEMS                  5.9000% 15-FEB-39                                    325     314,802        325     314,802
DELL                           5.6250% 15-APR-14                                    300     316,591        300     316,591
INTERNATIONAL BUSINESS
   MACHINES(B)                 7.6250% 15-OCT-18                                  1,000   1,180,370      1,000   1,180,370
KLA-TENCOR                     6.9000% 01-MAY-18                                    200     171,216        200     171,216
SUNGARD DATA SYSTEMS(B) (D)   10.6250% 15-MAY-15                                    575     556,313        575     556,313
TRANSDIGM                      7.7500% 15-JUL-14                                    500     482,500        500     482,500
                                                                 -----------            -----------            -----------
                                                                                          3,248,592              3,248,592
TELECOMMUNICATIONS                                  2.60%
AT&T                           6.5500% 15-FEB-39                                    450     439,479        450     439,479
AT&T                           5.6250% 15-JUN-16                                    510     519,104        510     519,104
AT&T, INC.                     6.4000% 15-MAY-38           1,000     954,830                             1,000     954,830
GTE                            6.9400% 15-APR-28                                  1,790   1,709,898      1,790   1,709,898
NEXTEL COMMUNICATIONS          7.3750% 01-AUG-15                                    840     665,700        840     665,700
TELECOM ITALIA CAPITAL SA      6.9990% 04-JUN-18                                    635     619,815        635     619,815
TIME WARNER, INC.              5.8750% 15-NOV-16             800     773,456                               800     773,456
VERIZON NEW JERSEY, INC.       5.8750% 17-JAN-12           1,400   1,467,148                             1,400   1,467,148
                                                                 -----------            -----------            -----------
                                                                   3,195,434              3,953,996              7,149,430
TRANSPORTATION                                      1.61%
BURLINGTON NORTHERN SANTA FE
   CORP.                       7.0000% 01-FEB-14             325     348,562                               325     348,562
CANADIAN NATIONAL RAILWAY CO.  5.5500% 01-MAR-19             490     501,358                               490     501,358
ERAC USA FINANCE(D)            6.3750% 15-OCT-17                                    975     818,908        975     818,908

                                                             SELLING FUND        ACQUIRING FUND
                                                           PNC TOTAL RETURN  ALLEGIANT TOTAL RETURN
                                                               BOND FUND         ADVANTAGE FUND       PRO FORMA COMBINED
                                                          ------------------ ---------------------- ----------------------
                                                          SHARES              SHARES /                SHARES /
                                                 % OF NET  / PAR    MARKET       PAR       MARKET       PAR       MARKET
                                                  ASSETS   (000)    VALUE       (000)      VALUE       (000)      VALUE
                                                 -------- ------ ----------- ---------- ----------- ---------- -----------
HERTZ(B)                      10.5000% 01-JAN-16                                    475     413,250        475     413,250
KANSAS CITY SOUTHERN DE
   MEXICO SA DE CV             9.3750% 01-MAY-12                                    500     448,750        500     448,750
NORFOLK SOUTHERN CORP.(D)      5.7500% 15-JAN-16             500     483,733                               500     483,733
UNION PACIFIC CORP.            7.8750% 15-JAN-19           1,000   1,120,258                             1,000   1,120,258
UNITED PARCEL SERVICE, INC.    3.8750% 01-APR-14             295     299,533                               295     299,533
                                                                 -----------            -----------            -----------
                                                                   2,753,444              1,680,908              4,434,352
U.S. GOVERNMENT AGENCY BACKED TEMPORARY
   LIQUIDITY GUARANTEE PROGRAM -                    2.92%
BANK OF AMERICA CORP.          3.1250% 15-JUN-12           1,750   1,816,708                             1,750   1,816,708
CITIGROUP (TLGP) (FDIC)(B)     2.8750% 09-DEC-11                                  3,070   3,165,520      3,070   3,165,520
GENERAL ELECTRIC CAPITAL
   (TLGP) (FDIC)(B)            3.0000% 09-DEC-11                                  1,640   1,697,708      1,640   1,697,708
JPMORGAN CHASE & CO.,
   GUARANTEED: FDIC(B)         3.1250% 01-DEC-11           1,300   1,348,292                             1,300   1,348,292
                                                                 -----------            -----------            -----------
                                                                   3,165,000              4,863,228              8,028,228
UTILITIES                                           4.18%
APPALACHIAN POWER              4.9500% 01-FEB-15                                    695     656,622        695     656,622
ARIZONA PUBLIC SERVICE         8.7500% 01-MAR-19                                    400     422,252        400     422,252
ATLANTIC CITY ELECTRIC CO.     7.7500% 15-NOV-18             225     250,637                               225     250,637
BALTIMORE GAS & ELECTRIC       6.1250% 01-JUL-13                                  1,000   1,021,476      1,000   1,021,476
BRUCE MANSFIELD UNIT           6.8500% 01-JUN-34                                    650     507,388        650     507,388
CONSOLIDATED EDISON CO. OF
   NEW YORK                    5.5500% 01-APR-14             210     224,596                               210     224,596
DOMINION RESOURCES             7.0000% 15-JUN-38                                    995   1,009,627        995   1,009,627
DOMINION RESOURCES, INC.       6.4000% 15-JUN-18           1,000   1,038,710                             1,000   1,038,710
DOMINION RESOURCES, INC.       8.8750% 15-JAN-19             445     521,669                               445     521,669
EDISON MISSION ENERGY          7.7500% 15-JUN-16                                    665     515,375        665     515,375
EXELON GENERATION CO., LLC     6.2000% 01-OCT-17             570     554,017                               570     554,017
FPL GROUP CAPITAL, INC.        7.8750% 15-DEC-15             575     661,256                               575     661,256
MIDAMERICAN ENERGY HOLDINGS    6.1250% 01-APR-36                                  1,000     927,890      1,000     927,890
NATIONAL FUEL GAS CO.          8.7500% 01-MAY-19             375     395,323                               375     395,323
NATIONAL RURAL UTILITIES
   COOPERATIVE FINANCE         5.4500% 10-APR-17                                    510     498,293        510     498,293
NISOURCE FINANCE               6.8000% 15-JAN-19                                    825     739,164        825     739,164
NRG ENERGY                     7.2500% 01-FEB-14                                    500     478,750        500     478,750
PACIFICORP                     5.5000% 15-JAN-19             170     176,522                               170     176,522
PROGRESS ENERGY CAROLINA       5.3000% 15-JAN-19             105     107,844                               105     107,844
TEXAS COMPETITIVE ELECTRIC
   HOLDINGS LLC(B)            10.2500% 01-NOV-15                                    750     444,375        750     444,375
WISCONSIN ENERGY(A)            6.2500% 15-MAY-67                                    480     345,600        480     345,600
                                                                 -----------            -----------            -----------
                                                                   3,930,574              7,566,812             11,497,386
ASSET BACKED SECURITIES                             4.13%
AUTOMOTIVE                                          2.12%
CARMAX AUTO OWNER TRUST,
   2009-1, CLASS A3            4.1200% 15-MAR-13             500     508,426                               500     508,426
CATERPILLAR FINANCIAL ASSET
   TRUST, 2008-A, CLASS
   A2B(A)                      1.4588% 27-DEC-10             508     508,000                               508     508,000

                                                             SELLING FUND        ACQUIRING FUND
                                                           PNC TOTAL RETURN  ALLEGIANT TOTAL RETURN
                                                               BOND FUND         ADVANTAGE FUND       PRO FORMA COMBINED
                                                          ------------------ ---------------------- ----------------------
                                                          SHARES              SHARES /                SHARES /
                                                 % OF NET  / PAR    MARKET       PAR       MARKET       PAR       MARKET
                                                  ASSETS   (000)    VALUE       (000)      VALUE       (000)      VALUE
                                                 -------- ------ ----------- ---------- ----------- ---------- -----------
HONDA AUTO RECEIVABLES OWNER
   TRUST, 2009-2, CLASS A3     2.7900% 16-JAN-12             395     397,686                               395     397,686
JOHN DEERE OWNER TRUST,
   2008-A, CLASS A2            3.6300% 15-MAR-11             316     316,917                               316     316,917
JOHN DEERE OWNER TRUST,
   2008-A, CLASS A3            4.1800% 15-JUN-12             180     181,649                               180     181,649
NISSAN AUTO RECEIVABLES
   OWNER TRUST, 2009-A,
   CLASS A3                    3.2000% 15-FEB-13             850     861,724                               850     861,724
USAA AUTO OWNER TRUST,
   2008-3, CLASS A3            4.2800% 15-OCT-12             580     599,353                               580     599,353
USAA AUTO OWNER TRUST,
   2009-1, CLASS A3            3.0200% 17-JUN-13             495     499,355                               495     499,355
WFS FINANCIAL OWNER
   TRUST,SERIES 2005-3, CL A4  4.3900% 17-MAY-13                                    427     429,289        427     429,289
WORLD OMNI AUTO RECEIVABLES
   TRUST, 2009-A, CLASS A3     3.3300% 15-MAY-13             300     303,203                               300     303,203
WORLD OMNI AUTO RECEIVABLES
   TRUST,SERIES 2007-B, CL
   A3A                         5.2800% 17-JAN-12                                  1,203   1,228,420      1,203   1,228,420
                                                                 -----------            -----------            -----------
                                                                   4,176,313              1,657,709              5,834,022
CREDIT CARDS                                        0.36%
CAPITAL ONE MULTI-ASSET
   EXECUTION TRUST, 2006-A6,
   CLASS A6                    5.3000% 18-FEB-14             170     178,260                               170     178,260
CITIBANK CREDIT CARD
   ISSUANCE TRUST, 2005-A7,
   CLASS A7                    4.7500% 22-OCT-12             195     201,889                               195     201,889
DISCOVER CARD MASTER TRUST,
   2008-A4, CLASS A4           5.6500% 15-DEC-15             160     163,346                               160     163,346
MBNA MASTER CREDIT CARD
   TRUST, 2000-E, CLASS A      7.8000% 15-OCT-12             430     453,813                               430     453,813
                                                                 -----------                                   -----------
                                                                     997,308                                       997,308
UTILITIES                                           1.19%
ATLANTIC CITY ELECTRIC
   TRANSITION FUNDING LLC,
   SERIES 2002-1, CL A4        5.5500% 20-OCT-23                                  3,175   3,287,683      3,175   3,287,683
                                                                                        -----------            -----------
                                                                                          3,287,683              3,287,683
MISCELLANEOUS                                       0.46%
CNH EQUIPMENT TRUST, 2007-C,
   CLASS A3A                   5.2100% 15-DEC-11             939     951,700                               939     951,700
CNH EQUIPMENT TRUST, 2009-A,
   CLASS A3                    5.2800% 15-NOV-12             305     317,597                               305     317,597
                                                                 -----------                                   -----------
                                                                   1,269,297                                     1,269,297
LOAN AGREEMENTS                                     0.26%
HCA(A)(E)                      3.2000% 18-NOV-12                                    802     717,943                717,943
                                                                                        -----------            -----------
                                                                                            717,943                717,943
U.S TREASURY OBLIGATIONS                           10.33%
U.S TREASURY INDEX                                  2.45%
US. TREASURY INFLATION INDEX
   NOTE                        6.2500% 15-APR-13           2,214   2,211,027                             2,200   2,211,027

                                                             SELLING FUND        ACQUIRING FUND
                                                           PNC TOTAL RETURN  ALLEGIANT TOTAL RETURN
                                                               BOND FUND         ADVANTAGE FUND       PRO FORMA COMBINED
                                                          ------------------ ---------------------- ----------------------
                                                          SHARES              SHARES /                SHARES /
                                                 % OF NET  / PAR    MARKET       PAR       MARKET       PAR       MARKET
                                                  ASSETS   (000)    VALUE       (000)      VALUE       (000)      VALUE
                                                 -------- ------ ----------- ---------- ----------- ---------- -----------
U.S. TREASURY INFLATIONARY
   INDEX(B)                    1.6250% 15-JAN-18                                  4,490   4,544,982      4,490   4,544,982
                                                                 -----------            -----------            -----------
                                                                   2,211,027              4,544,982              6,756,009
U.S TREASURY BONDS                                  2.87%
U.S. TREASURY BONDS            4.7500% 15-FEB-37           2,705   2,875,331                             2,705   2,875,331
U.S. TREASURY BONDS(B)         4.5000% 15-FEB-36                                  3,245   3,320,547      3,245   3,320,547
U.S. TREASURY BONDS(B)         5.3750% 15-FEB-31                                  1,485   1,694,988      1,485   1,694,988
                                                                 -----------            -----------            -----------
                                                                   2,875,331              5,015,535              7,890,866
U.S TREASURY NOTES                                  5.01%
U.S. TREASURY NOTES            3.6250% 15-MAY-13             295     315,120                               295     315,120
U.S. TREASURY NOTES(B)         6.5000% 15-FEB-10                                     60      62,592         60      62,592
U.S. TREASURY NOTES(B)         4.2500% 15-AUG-13                                    800     873,813        800     873,813
U.S. TREASURY NOTES            4.2500% 15-AUG-14           2,660   2,901,480                             2,660   2,901,480
U.S. TREASURY NOTES            4.8750% 15-AUG-16                                     15      16,754         15      16,754
U.S. TREASURY NOTES(B)         4.0000% 15-AUG-18           2,470   2,579,414                             2,470   2,579,414
U.S. TREASURY NOTES            2.7500% 15-FEB-19                                    735     690,731        735     690,731
U.S. TREASURY NOTES(B)         1.3750% 15-APR-12                                  6,340   6,346,936      6,340   6,346,936
                                                                 -----------            -----------            -----------
                                                                   5,796,014              7,990,826             13,786,840
COLLATERALIZED MORTGAGE OBLIGATIONS                 8.11%
FANNIE MAE, SERIES 2003-69,
   CL PM                       3.5000% 25-JUL-33                                  4,384   4,398,363      4,384   4,398,363
FANNIE MAE, SERIES 2005-87,
   CL NH                       5.0000% 25-OCT-25                                  9,750  10,097,220      9,750  10,097,220
FREDDIE MAC, SERIES
   2004-2882, CL BA            5.0000% 15-OCT-32                                  5,800   6,084,904      5,800   6,084,904
WELLS FARGO SECURITIES
   TRUST,SERIES 2004-K, CL
   2A11(A)                     4.7230% 25-JUL-34                                  2,000   1,746,213      2,000   1,746,213
                                                                                        -----------            -----------
                                                                                         22,326,700             22,326,700
COMMERCIAL MORTGAGE BACKED SECURITIES               5.68%
BEAR STEARNS COMMERCIAL
   MORTGAGE SECURITIES,
   SERIES 2005-PWR9, CL A4A    4.8710% 11-SEP-42                                  2,100   1,814,377      2,100   1,814,377
CITIGROUP DEUTSCHE BANK
   COMMERCIAL MORTGAGE
   TRUST, 2006-CD3, CLASS AAB  5.6080% 15-OCT-48           1,100   1,024,528                             1,100   1,024,528
CITIGROUP DEUTSCHE BANK
   COMMERCIAL MORTGAGE
   TRUST, 2007-CD4, CLASS ASB  5.2780% 11-DEC-49           2,000   1,722,759                             2,000   1,722,759
CITIGROUP/DEUTSCHE BANK
   COMMERCIAL MORTGAGE
   TRUST, SERIES 2005-CD1,
   CL A4(A)                    5.2250% 15-JUL-44                                  3,300   2,913,487      3,300   2,913,487
COMMERCIAL MORTGAGE
   PASS-THRU-CERTIFICATE,
   2006-C8, CLASS A2B          5.2480% 10-DEC-46           1,750   1,542,112                             1,750   1,542,112
CS FIRST BOSTON MORTGAGE
   SECURITIES CORP.,
   2005-C3, CLASS A2           4.5120% 15-JUL-37           1,415   1,384,336                             1,415   1,384,336
CS FIRST BOSTON MORTGAGE
   SECURITIES,SERIES
   2005-C6, CL A4(A)           5.2300% 15-DEC-40                                  2,500   2,181,759      2,500   2,181,759

                                                             SELLING FUND        ACQUIRING FUND
                                                           PNC TOTAL RETURN  ALLEGIANT TOTAL RETURN
                                                               BOND FUND         ADVANTAGE FUND       PRO FORMA COMBINED
                                                          ------------------ ---------------------- ----------------------
                                                          SHARES              SHARES /                SHARES /
                                                 % OF NET  / PAR    MARKET       PAR       MARKET       PAR       MARKET
                                                  ASSETS   (000)    VALUE       (000)      VALUE       (000)      VALUE
                                                 -------- ------ ----------- ---------- ----------- ---------- -----------
LB-UBS COMMERCIAL MORTGAGE
   TRUST, 2006-C3, CLASS A2    5.5320% 15-MAR-32           1,150   1,116,103                             1,150   1,116,103
MORGAN STANLEY CAPITAL I,
   2007-HQ11, CLASS A31        5.4390% 12-FEB-44             435     374,807                               435     374,807
WACHOVIA BANK COMMERCIAL
   MORTGAGE TRUST, 2007-C31,
   CLASS A2                    5.4210% 15-APR-47           1,725   1,544,275                             1,725   1,544,275
                                                                 -----------            -----------            -----------
                                                                   8,708,920              6,909,623             15,618,543
PREFERRED STOCKS                                    0.13%
FINANCIAL CONDUITS                                  0.03%
FANNIE MAE                                                                           77      51,590         77      51,590
FREDDIE MAC                                                                          52      27,248         52      27,248
                                                                                        -----------            -----------
                                                                                             78,838                 78,838
FINANCIALS                                          0.10%
BANK OF AMERICA                                                                      14     269,360         14     269,360
                                                                                        -----------            -----------
                                                                                            269,360                269,360
AFFILIATED MONEY MARKET FUND                        2.61%
PNC PRIME MONEY MARKET FUND)                                 965     964,856                               965     964,856
ALLEGIANT ADVANTAGE
   INSTITUTIONAL MONEY MARKET
   FUND, CLASS I                                                                  6,217   6,216,810      6,217   6,216,810
                                                                 -----------            -----------            -----------
                                                                     964,856              6,216,810              7,181,666
MONEY MARKET FUND                                    .83%
T. ROWE PRICE INSTITUTIONAL
   HIGH YIELD FUND                                           283   2,286,126                               283   2,286,126
                                                                 -----------                                   -----------
                                                                   2,286,126                                     2,286,126
TOTAL INVESTMENT AT MARKET                         98.60%        112,647,548            158,723,611            271,371,159
                                                                 -----------            -----------            -----------
TOTAL INVESTMENT AT COST                                         110,295,347            168,082,045            278,377,392
                                                                 -----------            -----------            -----------
SHORT TERM INVESTMENT HELD
   AS COLLATERAL FOR
   LOANED SECURITIES                               14.24%
AFFILIATED MONEY MARKET FUND                        7.68%
ALLEGIANT ADVANTAGE
   INSTITUTIONAL MONEY MARKET
   FUND, CLASS I                                                             19,424,307  19,424,307 19,424,307  19,424,307
BLACKROCK LIQUIDITY FUNDS
   TEMPFUND                                                                   1,699,989   1,699,989  1,699,989   1,699,989
                                                                                        -----------            -----------
                                                                                         21,124,296             21,124,296
MONEY MARKET FUND                                   4.60%
AIM STIT LIQUID ASSETS
   PORTFOLIO                                                                  1,699,989   1,699,989  1,699,989   1,699,989
DREYFUS INSTITUTIONAL CASH
   ADVANTAGE FUND                                                             1,699,989   1,699,989  1,699,989   1,699,989

                                                             SELLING FUND        ACQUIRING FUND
                                                           PNC TOTAL RETURN  ALLEGIANT TOTAL RETURN
                                                               BOND FUND         ADVANTAGE FUND       PRO FORMA COMBINED
                                                          ------------------ ---------------------- ----------------------
                                                          SHARES              SHARES /                SHARES /
                                                 % OF NET  / PAR    MARKET       PAR       MARKET       PAR       MARKET
                                                  ASSETS   (000)    VALUE       (000)      VALUE       (000)      VALUE
                                                 -------- ------ ----------- ---------- ----------- ---------- -----------
FEDERATED INSTITUTIONAL PRIME
   MONEY MARKET PORTFOLIO                                                     1,699,989   1,699,989  1,699,989   1,699,989
FIDELITY INSTITUTIONAL
   GOVERNMENT PORTFOLIO                                                       1,699,989   1,699,989  1,699,989   1,699,989
FIDELITY INSTITUTIONAL PRIME
   MONEY MARKET PORTFOLIO                                                     1,699,989   1,699,989  1,699,989   1,699,989
JP MORGAN PRIME MONEY MARKET
   FUND                                                                       1,699,989   1,699,989  1,699,989   1,699,989
JP MORGAN U.S. GOVERNMENT
   MONEY MARKET FUND                                                            806,529     806,529    806,529     806,529
MERRILL LYNCH SELECT
   INSTITUTIONAL FUND                                                         1,666,182   1,666,182  1,666,182   1,666,182
                                                                                        -----------            -----------
                                                                                         12,672,645             12,672,645
ASSET-BACKED SECURITIES                             0.24%
ATLANTIC EAST FUNDING
   .66875% 3/25/2010                                                 656,715                                       656,715
                                                                 -----------                                   -----------
                                                                     656,715                                       656,715
REPURCHASE AGREEMENT                                1.72%
HSBC SECURITIES
(0.17% AGREEMENT DATED
   05/29/09, DUE 06/01/09,
   REPURCHASE PRICE $7,542,
   COLLATERALIZED BY U.S.
   TREASURY BILL, 0.14%, DUE
   07/30/09, TOTAL MARKET
   VALUE $7,726)                                                                      8       7,542          8       7,542
BARCLAY'S CAPITAL MARKETS
   REPURCHASE AGREEMENT
(.016% AGREEMENT DATED
   05/29/09, DUE 06/01/09,
   REPURCHASE PRICE $4,728
   COLLATERALIZED BY U.S.
   TREASURY NOTE 0.875 DUE
   01/31/11, TOTAL  MARKET
   VALUE $4,804)                                           4,728   4,728,250                                     4,728,250
                                                                 -----------            -----------            -----------
                                                                   4,728,250                  7,542              4,735,792
Total Short Term Investment
   Held as Collateral for
   Loan securities at market
   value                                                           5,384,965             33,804,483             39,189,448
                                                                                        -----------            -----------
Total Short Term Investment
   Held as Collateral for
   Loan Securities at Cost                                         5,893,599             33,804,483             39,698,082
                                                                 -----------            -----------            -----------
Total Investment at Market(h)                     112.84%        118,032,513            192,528,094            310,560,607
                                                                 -----------            -----------            -----------
Total Investment at Cost(G)                                      116,188,946            201,886,528            318,075,474
                                                                 -----------            -----------            -----------

(A)  VARIABLE OR FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF MAY 31, 2009.

(B) A PORTION OR ALL THE AMOUNTS ARE TEMPORARILY ON LOAN TO AN UNAFFILIATED BROKER/DEALER. (SEE NOTE 1H IN NOTES TO FINANCIAL STATEMENTS.) THE TOTAL VALUE OF SECURITIES ON LOAN IS $5,613,420 FOR THE PNC TOTAL RETURN BOND FUND AND $33,112,361 FOR THE ALLEGIANT TOTAL RETURN ADVANTAGE BOND FUND. THE COMBINED PROFORMA IS $38,725,781.

(C)  SECURITY IN DEFAULT.

(D) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933 AND MAY NOT BE RESOLD SUBJECT TO THAT RULE EXCEPT TO QUALIFIED INSTITUTIONAL BUYERS. THE ADVISER, USING PROCEDURES ADOPTED BY THE PNC FUNDS BOARD OF DIRECTORS, HAS DEEMED THESE SECURITIES TO BE LIQUID. THESE SECURITIES REPRESENT $1,980,130 OR 1.7% OF NET ASSETS FOR THE PNC TOTAL RETURN BOND AND $2,866,521 OR 1.8% OF NET ASSETS FOR THE ALLEGIANT TOTAL RETURN ADVANTAGE BOND FUND. THE COMBINED PROFORMA IS $4,846,651OR 1.8% OF NET ASSETS AS OF MAY 31, 2009.

(E) ILLIQUID SECURITY. TOTAL MARKET VALUE OF ILLIQUID SECURITIES IS $717,943 AND REPRESENTS 0.4% OF NET ASSETS FOR THE ALLEGIANT TOTAL RETURN BOND FUND. THE COMBINED PROFORMA IS $717,943 OR 0.3% OF NET ASSETS AS OF MAY 31, 2009.

(F)  SHARES ARE LESS THAN 500 AND ROUND TO ZERO.

(G) AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $116,238,169 FOR THE PNC TOTAL RETURN BOND FUND AND THE ALLEGIANT TOTAL RETURN ADVANTAGE BOND FUND IS $202,127,317. THE COMBINED PROFORMA IS $318,365,486.

GROSS UNREALIZED APPRECIATION:
PNC TOTAL RETURN BOND FUND:                   $  4,072,885
ALLEGIANT TOTAL RETURN ADVANTAGE BOND FUND:      4,850,937
                                              ------------
COMBINED PROFORMA:                            $  8,923,822
GROSS UNREALIZED DEPRECIATION
PNC TOTAL RETURN BOND FUND:                   $ (2,278,541)
ALLEGIANT TOTAL RETURN ADVANTAGE BOND FUND:    (14,450,159)
                                              ------------
COMBINED PROFORMA:                            $(16,728,700)
NET UNREALIZED APPRECIATION/(DEPRECIATION):
PNC TOTAL RETURN BOND FUND:                   $  1,794,344
ALLEGIANT TOTAL RETURN ADVANTAGE BOND FUND:     (9,599,223)
                                              ------------
COMBINED PROFORMA:                            $ (7,804,879)

CL   -- CLASS
FDIC -- FEDERAL DEPOSIT INSURANCE CORPORATION
LLC  -- LIMITED LIABILITY COMPANY
LP   -- LIMITED PARTNERSHIP
MTN  -- MEDIUM TERM NOTE
TIP  -- PAR VALUE REFLECTS THE SETTLED PAR VALUE NOT ADJUSTED FOR CHANGES IN THE
        CONSUMER PRICE INDEX.
TLGP -- TEMPORARY LIQUIDITY GUARANTEE PROGRAM

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                   Selling Fund         Acquiring Fund
                                                 PNC Total Return      Allegiant Total
                                                     Bond Fund      Return Advantage Fund   Pro Forma Combined
                                                 ----------------   ---------------------   ------------------
ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS
                                                   Market Value          Market Value          Market Value
                                                 ----------------   ---------------------   ------------------
Level 1 - Quoted Prices                               3,250,982           40,361,949             43,612,931
Level 2 - Other Significant Observable Inputs       114,124,816          152,166,145            266,290,961
Level 3 - Significant Unobservable Inputs               656,715                   --                656,715
                                                    -----------          -----------            -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES             118,032,513          192,528,094            310,560,607
                                                    -----------          -----------            -----------
ASSETS - OTHER ASSETS*
VALUATION INPUTS
Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs                96,612                                      96,612
                                                    -----------                                 -----------
TOTAL ASSETS - OTHER ASSETS*                             96,612                                      96,612
                                                    -----------                                 -----------

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determined fair value:

ASSETS - INVESTMENT IN SECURITIES

VALUATION INPUTS

                                                   Market Value          Market Value          Market Value
                                                 ----------------   ---------------------   ------------------
BALANCE AS OF MAY 31, 2008                              659,644               38,105                697,749
Accrued discount/premiums                                26,490                                      26,490
Realized gain (loss)                                      2,154                                       2,154
Changed in unrealized appreciation
   (depreciation)                                      (508,634)                                   (508,634)
Net Purchases (sales)                                  (237,449)             (38,105)              (275,554)
Transfers in and/ or out of Level 3                     714,510                                     714,510
                                                    -----------                                 -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                 656,715                                     656,715
                                                    -----------                                 -----------
ASSETS - OTHER ASSETS*
VALUATION INPUTS

                                                   Market Value          Market Value          Market Value
                                                 ----------------   ---------------------   ------------------
BALANCE AS OF MAY 31, 2008
Net increase                                             96,612                                      96,612
                                                    -----------                                 -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                  96,612                                      96,612
                                                    -----------                                 -----------

* Represents receivable for securities lending collateral shortfall presented in the Pro Forma Statement of Asset and Liabilities.

                 PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES
                         PNC CAPITAL OPPORTUNITIES FUND
                          ALLEGIANT SMALL CAP CORE FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)


                                                    SELLING       ACQUTIRING
                                                  PNC CAPITAL      ALLEGIANT
                                                 OPPORTUNITIES     SMALL CAP        PRO FORMA    PRO FORMA COMBINED
                                                      FUND           FUND         ADJUSTMENTS 1       (NOTE 1)
                                                 -------------   ------------   ---------------- ------------------
INVESTMENTS:
Unaffiliated investment in securities, at cost    $30,248,698    $154,760,493   $                   $185,009,191
Affiliated investment in securities, at cost                        6,057,875                          6,057,875
Unaffiliated Securities Lending Investments,
   at cost                                          3,966,158      24,388,456                         28,354,614
Affiliated Securities Lending Investments,
   at cost                                                         40,629,445                         40,629,445
   Net unrealized depreciation on unaffiliated
      investments                                    (510,578)    (14,809,002)                       (15,319,580)
                                                  ------------   ------------                       ------------
Investments, at market value                       33,704,278     211,027,267                        244,731,545
                                                  ------------   ------------                       ------------
Cash                                                   12,482                                             12,482
Receivables:
   Futures variation margin receivable                                152,000                            152,000
   Shares of beneficial interest sold                     800         175,524                            176,324
   Initial margin held by broker for open
      futures                                          42,940                                             42,940
   contracts
  Investment securities sold                          321,821                                            321,821
  Dividends and interest                               30,783          77,072                            107,855
Securities lending collateral shortfall               364,819                                            364,819
Prepaid expenses and other assets                      20,372          24,349                             44,721
                                                  ------------   ------------                       ------------
      Total Assets                                 34,455,355     211,499,152                        245,954,507
                                                  ------------   ------------                       ------------
LIABILITIES:
Shares of beneficial interest redeemed                  5,470         261,970                            267,440
Investment securities purchased                        85,094       1,024,264                          1,109,358
Accrued expenses and other payables:
   Investment advisory fees payable                     9,376         119,941                            129,317
   12b-1 fees payable
      Class I
      Class A                                              94             259                                353
      Class C                                              48             326                                374
   Administration fees payable                          3,128           8,420          1,900(c)           13,448
   Accounting Fees                                      1,900                         (1,900)(c)
   Audit Fees                                          11,963                        (11,963)(c)
   Custody fees payable                                 3,710                             70(c)            3,780
   Legal Fees                                          10,656                        (10,656)(c)
   Trustees' Fee Payable                                  178           3,713                              3,891
   Transfer agent fees                                  9,245           7,890                             17,135
   Payable for Collateral for Loaned
      Securities                                    4,853,125      65,017,901                         69,871,026
   Other expenses and liabilities                      12,540          52,361         22,549(c)           87,450
                                                  ------------   ------------   ------------        ------------
      Total Liabilities                             5,002,817      66,500,755                         71,503,572
                                                  ------------   ------------   ------------        ------------
NET ASSETS                                        $29,452,538    $144,998,397   $                   $174,450,935
                                                  ============   ============   ============        ============


NET ASSETS CONSIST OF:
Paid-in Capital                                   $ 45,779,453   $208,747,292   $                   $254,526,745
Undistributed (distributions in excess of)
   net investment income                                               (3,326)                            (3,326)
Accumulated net realized loss on investments       (15,294,189)   (49,358,932)                       (64,653,121)
Net unrealized depreciation on investments          (1,032,726)   (14,386,635)                       (15,419,362)
                                                  ------------   ------------   ------------        ------------
      Total Net Assets                            $ 29,452,538   $144,998,397   $                   $174,450,937
                                                  ============   ============   ============        ============
CLASS I:
NET ASSETS                                                       $142,963,720   $ 28,918,987(a)     $171,882,707
                                                                 ============   ============        ============
Shares of beneficial interest outstanding                          19,002,107      3,843,784(a)       22,845,891
                                                                 ============   ============        ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                   $       7.52   $       7.52        $       7.52
NET ASSETS                                        $ 28,918,987                  $(28,918,987)(b)    $
                                                  ============                  ============        ============
Shares of beneficial interest outstanding            5,104,144                    (5,104,144)(b)
                                                  ============                  ============        ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                    $       5.67                                      $
CLASS A:
NET ASSETS                                                       $  1,509,848   $    455,076(a)     $  1,964,924
                                                                 ============   ============        ============
Shares of beneficial interest outstanding                             202,982         61,180(a)          264,162
                                                                 ============   ============        ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                   $       7.44   $       7.44        $       7.44
NET ASSETS                                        $    455,076                  $   (455,076)(b)    $
                                                  ============                  ============        ============
Shares of beneficial interest outstanding               83,988                       (83,988)(b)
                                                  ============                  ============        ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                    $       5.42                                      $       0.00
CLASS C:
NET ASSETS                                                       $    524,829   $     78,475(a)     $    603,304
                                                                 ============   ============        ============
Shares of beneficial interest outstanding                              73,179         10,942(a)           84,121
                                                                 ============   ============        ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                   $       7.17   $       7.17        $       7.17
NET ASSETS                                        $     78,475                  $    (78,475)(b)    $
                                                  ============                  ============        ============
Shares of beneficial interest outstanding               15,212                       (15,212)(b)
                                                  ============                  ============        ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                    $       5.16                                      $       0.00


(a) Reflects net effect of combining existing PNC Capital Opportunities into Allegiant Small Cap Core Fund.

(b) Reflects exchange of PNC Capital Opportunities into Allegiant Small Cap Core Fund.

(c) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                        PNC GOVERNMENT MONEY MARKET FUND
                     ALLEGIANT GOVERNMENT MONEY MARKET FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                                    SELLING        ACQUIRING
                                                 ------------   --------------
                                                      PNC          ALLEGIANT
                                                  GOVERNMENT      GOVERNMENT                              PRO FORMA
                                                 MONEY MARKET    MONEY MARKET      PRO FORMA              COMBINED
                                                     FUND            FUND        ADJUSTMENTS 1            (NOTE 1)
                                                 ------------   --------------   -------------         --------------
Investments:
Unaffiliated investment in securities, at cost   $330,019,334   $  992,598,420   $                     $1,322,617,754
Repurchased agreements, at cost                   162,000,000      176,000,000                            338,000,000
                                                 ------------   --------------                         --------------
   Investments, at market value                   492,019,334    1,168,598,420                          1,660,617,754
Receivables:
   Shares of beneficial interest sold                               11,967,199                             11,967,199
   Investment securities sold
   Dividends and  interest                            312,748          865,628                              1,178,376
Prepaid expenses and other assets                      98,034          142,248                                240,282
                                                 ------------   --------------                         --------------
      Total Assets                                492,430,116    1,181,573,495                          1,674,003,611
                                                 ------------   --------------                         --------------
LIABILITIES:
  Shares of beneficial interest redeemed                            30,325,588                             30,325,588
     Dividends Payable
     Class I                                           27,239          115,758                                142,997
     Class A                                                            37,354                                 37,354
     Class C
   Investment securities purchased                  2,998,500                                               2,998,500
Accrued expenses and other payables
   Investment advisory fees payable                    55,515          246,235                                301,750
   12b-1 fees payable
     Class I
     Class A                                                            39,789                                 39,789
     Class C
  Administration fees payable                          47,473           57,755            7,552(c)            112,780
  Accounting Fees                                       7,552                            (7,552)(c)
  Audit Fees                                           11,963                           (11,963)(c)
  Custody fees payable                                                   8,807            1,200(c)             10,007
  Legal Fees                                           13,218                           (13,218)(c)
  Transfer agent fees payable                           4,594           22,359                                 26,953
  Trustees' Fee Payable                                   177           27,938                                 28,115
Other expenses and liabilities                         16,030          165,136           23,981(c)            205,147
                                                 ------------   --------------   --------------        --------------
      Total Liabilities                             3,182,261       31,046,719                             34,228,980
                                                 ------------   --------------   --------------        --------------
NET ASSETS                                       $489,247,855   $1,150,526,776   $                     $1,639,774,631
                                                 ============   ==============   ==============        ==============

NET ASSETS CONSIST OF:
Paid-in Capital                                  $489,316,311   $1,150,585,994   $                     $1,639,902,305
Undistributed (distributions in excess of)
   net investment income                                  816                                                     816
Accumulated net realized loss on investments          (69,272)         (59,218)                              (128,490)
                                                 ------------   --------------   --------------        --------------
Net unrealized appreciation on investments
      Total Net Assets                           $489,247,855   $1,150,526,776   $                     $1,639,774,631
                                                 ============   ==============   ==============        ==============
CLASS I:
NET ASSETS                                                      $  820,667,564   $  488,455,276(a)     $1,309,122,840
                                                                ==============   ==============        ==============
Shares of beneficial interest outstanding                          820,672,144      488,455,276(a)      1,309,127,420
                                                                ==============   ==============        ==============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                  $         1.00   $         1.00        $         1.00
NET ASSETS                                       $488,455,276                      (488,455,276)(b)    $
                                                 ============                    ==============        ==============
Shares of beneficial interest outstanding         488,649,428                      (488,649,428)(b)
                                                 ============                    ==============        ==============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                   $       1.00                                          $         0.00
CLASS A:
NET ASSETS                                                      $  329,859,212   $      792,579(a)(d)  $  330,651,791
                                                                ==============   ==============        ==============
Shares of beneficial interest outstanding                          329,892,008          792,579(a)(d)     330,684,587
                                                                ==============   ==============        ==============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                  $         1.00   $         1.00        $         1.00
NET ASSETS                                       $    791,427                    $     (791,427)(b)    $
                                                 ============                    ==============        ==============
Shares of beneficial interest outstanding             791,448                          (791,448)(b)
                                                 ============                    ==============        ==============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                   $       1.00                                          $         0.00
CLASS C:
NET ASSETS                                       $      1,152                    $       (1,152)(b)(d) $
                                                 ============                    ==============        ==============
Shares of beneficial interest outstanding               1,153                            (1,153)(b)(d)
                                                 ============                    ==============        ==============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                   $       1.00                                          $         0.00

(a) Reflects net effect of combining existing PNC Government Money Market into Allegiant Government Money Market Fund.

(b) Reflects exchange of PNC Government Money Market Fund into Allegiant Government Money Market Fund.

(c) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

(d) Reflects exchange of PNC Government MMF Class C shares into Class A Shares of Allegiant Government Money Market Fund.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                          PNC INTERNATIONAL EQUITY FUND
                       ALLEGIANT INTERNATIONAL EQUITY FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                                    SELLING        ACQUIRING
                                                 -------------   -------------
                                                      PNC          ALLEGIANT                         PRO FORMA
                                                 INTERNATIONAL   INTERNATIONAL      PRO FORMA        COMBINED
                                                  EQUITY FUND     EQUITY FUND     ADJUSTMENTS 1      (NOTE 1)
                                                 -------------   -------------   --------------    -------------
Investments:
Unaffiliated investment in securities, at cost    $137,703,131    $289,970,187   $                 $ 427,673,318
Affiliated investment in securities, at cost                        16,588,762                        16,588,762
Affiliated Securities Lending Investments,
   at cost                                                          39,407,761                        39,407,761
Repurchase Agreements, at cost and value             4,175,000                                         4,175,000
   Net unrealized depreciation on unaffiliated
      investments                                   17,081,270     (56,959,010)                      (39,877,740)
                                                  ------------    ------------                     -------------
   Investments, at market value                    158,959,401     289,007,700                       447,967,101
Cash                                                     1,790                                             1,790
Receivables:
   Shares of beneficial interest sold                                1,426,513                         1,426,513
   Investments sold                                    620,337                                           620,337
   Futures variation margin                                            340,076                           340,076
   Securities lending collateral shortfall             163,467                                           163,467
   Affiliated Funds for possible losses on
      securities lending collateral shortfall          289,334                                           289,334
   Dividends and  interest                             998,918       1,181,300                         2,180,218
Prepaid expenses and other assets                      526,130          26,404                           552,534
                                                  ------------    ------------                     -------------
      Total Assets                                 161,559,377     291,981,993                       453,541,370
                                                  ------------    ------------                     -------------
LIABILITIES:
Payables:
   Shares of beneficial interest purchased             291,977          90,155                           382,132
   Investment securities purchased                   1,557,082       3,490,437                         5,047,519
   Future Margin Payable                                                18,428                            18,428
   Investment advisory fees payable                    173,723         196,888                           370,611
   12b-1 fees payable
       Class I
       Class A                                             268           1,680                             1,948
       Class C                                              65             187                               252
   Administration fees payable                          15,001          15,072          19,003(c)         49,076
   Accounting Fees                                      19,003                         (19,003)(c)
   Audit Fees                                           11,963                         (11,963)(c)
   Custody fees payable                                                 28,944          68,000(c)         96,944
   Legal Fees                                           12,159                         (12,159)(c)
   Transfer agent fees payable                          13,483                                            13,483
   Trustees' Fee Payable                                   177           5,795                             5,972
   Payable for Collateral for Loaned
      Securities                                    13,775,221      39,407,761                        53,182,982
Other expenses and liabilities                         702,335         118,135         (43,878)(c)       776,592
                                                  ------------    ------------   -------------     -------------
      Total Liabilities                             16,572,457      43,373,482                        59,945,939
                                                  ------------    ------------   -------------     -------------
NET ASSETS                                        $144,986,920    $248,608,511   $                 $ 393,595,431
                                                  ============    ============   =============     =============

NET ASSETS CONSIST OF:
Paid-in Capital                                   $209,972,713    $383,896,802   $                 $ 593,869,515
Undistributed (distributions in excess of) net
   investment income                                (1,991,219)        166,534                        (1,824,685)
Accumulated net realized loss on investments       (80,983,985)    (79,293,131)                     (160,277,116)
Net unrealized appreciation on investments          17,989,411     (56,161,694)                      (38,172,283)
                                                  ------------    ------------   -------------     -------------
      Total Net Assets                            $144,986,920    $248,608,511   $                 $ 393,595,431
                                                  ============    ============   =============     =============
CLASS I:
NET ASSETS                                                        $238,120,566   $ 143,612,103(a)  $ 381,732,669
                                                                  ============   =============     =============
Shares of beneficial interest outstanding                           21,771,745      13,130,685(a)     34,902,430
                                                                  ============   =============     =============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                    $      10.94   $       10.94     $       10.94
NET ASSETS                                        $143,612,103                   $(143,612,103)(b) $
                                                  ============                   =============     =============
Shares of beneficial interest outstanding           16,375,933                     (16,375,933)(b)
                                                  ============                   =============     =============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                    $       8.77                                     $        0.00
CLASS A:
NET ASSETS                                                        $ 10,173,858   $   1,267,837(a)  $  11,441,695
                                                                  ============   =============     =============
Shares of beneficial interest outstanding                              936,404         116,692(a)      1,053,096
                                                                  ============   =============     =============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                    $      10.86   $       10.86     $       10.86

NET ASSETS                                        $  1,267,837                   $  (1,267,837)(b) $
                                                  ============                   =============     =============
Shares of beneficial interest outstanding              147,285                        (147,285)(b)
                                                  ============                   =============     =============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                    $       8.61                                     $        0.00
CLASS C:
NET ASSETS                                                        $    314,087   $     106,980(a)  $     421,067
                                                                  ============   =============     =============
Shares of beneficial interest outstanding                               29,706          10,118(a)         39,824
                                                                                 =============     =============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                    $      10.57   $       10.57     $       10.57
NET ASSETS                                        $    106,980                   $    (106,980)(b) $
                                                  ============                   =============     =============
Shares of beneficial interest outstanding               12,751                         (12,751)(b)
                                                  ============                   =============     =============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                    $       8.39                                     $        0.00

(a) Reflects net effect of combining existing PNC International Equity Fund into Allegiant International Equity Fund.

(b) Reflects exchange of PNC International Equity Fund into Allegiant International Equity Fund.

(c) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                         PNC LIMITED MATURITY BOND FUND
                      ALLEGIANT LIMITED MATURITY BOND FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                                    SELLING       ACQUIRING
                                                 ------------   ------------
                                                                  ALLEGIANT
                                                  PNC LIMITED      LIMITED                         PRO FORMA
                                                   MATURITY       MATURITY        PRO FORMA        COMBINED
                                                   BOND FUND      BOND FUND     ADJUSTMENTS 1      (NOTE 1)
                                                 ------------   ------------    -------------    ------------
INVESTMENTS:
Unaffiliated investment in securities, at cost   $ 99,032,553   $141,427,163   $                 $240,459,716
Affiliated investment in securities, at cost        1,915,767      4,270,298                        6,186,065
Unaffiliated Securities Lending Investments,
   at cost                                          5,184,798     13,649,505                       18,834,303
Affiliated Securities Lending Investments,
   at cost                                                        22,739,105                       22,739,105
   Net unrealized appreciation on unaffiliated
      investments                                   2,164,668      1,660,580                        3,825,248
                                                 ------------   ------------                     ------------
   Investments, at market value                   108,297,786    183,746,651                      292,044,437
Receivables:
   Shares of beneficial interest sold                 631,440        313,860                          945,300
   Investment securities sold                          61,589        787,197                          848,786
   Securities lending collateral shortfall            222,225                                         222,225
   Dividends and  interest                            934,445      1,112,488                        2,046,933
   Expense Reimbursement                               16,874                                          16,874
Prepaid expenses and other assets                      14,122         26,874                           40,996
                                                 ------------   ------------                     ------------
      Total Assets                                110,178,481    185,987,070                      296,165,551
                                                 ------------   ------------                     ------------
LIABILITIES:
Payables:
   Shares of beneficial interest redeemed               1,938         59,875                           61,813
   Dividends Payable
      Class I                                         294,156        124,912                          419,068
      Class A                                             513          2,803                            3,316
      Class B                                                              1                                1
      Class C                                             146            188                              334
   Investment securities purchased                                   818,167                          818,167
   Accrued expenses and other payables:
   Investment advisory fees payable                                   43,577                           43,577
   12b-1 fees payable
      Class I
      Class A                                             530            525                            1,055
      Class C                                              84            888                              972
   Shareholder services fees payable
      Class A                                             530          1,423                            1,953
      Class C                                             250            296                              546
   Administration fees payable                         10,899          8,320           3,437(c)        22,656
   Accounting Fees                                      3,437                         (3,437)(c)
   Audit Fees                                          11,963                        (11,963)(c)

   Custody fees payable                                                3,734             250(c)         3,984
   Legal Fees                                          12,053                        (12,053)(c)
   Transfer agent fees payable                         12,765          4,764                           17,529
   Trustees' Fee Payable                                  177          3,405                            3,582
   Payable for Collateral for Loaned
      Securities                                    5,471,902     36,388,610                       41,860,512
Other expenses and liabilities                          9,478         38,426          23,766(c)        71,670
                                                 ------------   ------------   -------------     ------------
      Total Liabilities                             5,830,821     37,499,914                       43,330,735
                                                 ------------   ------------   -------------     ------------
NET ASSETS                                       $104,347,660   $148,487,156   $                 $252,834,816
                                                 ============   ============   =============     ============

NET ASSETS CONSIST OF:
Paid-in Capital                                  $104,580,493   $154,488,081   $                 $259,068,574
Undistributed (distributions in excess of) net
   investment income                                    4,463       (131,949)                        (127,486)
Accumulated net realized loss on investments       (2,337,085)    (7,529,874)                      (9,866,959)
Net unrealized appreciation on investments          2,099,789      1,660,898                        3,760,687
                                                 ------------   ------------   -------------     ------------
      Total Net Assets                           $104,347,660   $148,487,156   $                 $252,834,816
                                                 ============   ============   =============     ============
CLASS I:
NET ASSETS                                                      $140,014,646   $ 101,453,504(a)  $241,468,150
                                                                ============   =============     ============
Shares of beneficial interest outstanding                         13,847,680      10,033,919(a)    23,881,599
                                                                ============   =============     ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                  $      10.11   $       10.11     $      10.11
NET ASSETS                                       $101,453,504                  $(101,453,504)(b) $
                                                 ============                  =============     ============
Shares of beneficial interest outstanding           9,681,012                     (9,681,012)(b)
                                                 ============                  =============     ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                   $      10.48                                    $       0.00
CLASS A:
NET ASSETS                                                      $  6,842,018   $   2,499,222(a)  $  9,341,240
                                                                ============   =============     ============
Shares of beneficial interest outstanding                            674,778         246,480(a)       921,258
                                                                ============   =============     ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                  $      10.14   $       10.14     $      10.14
NET ASSETS                                       $  2,499,222                  $  (2,499,222)(b) $
                                                 ============                  =============     ============
Shares of beneficial interest outstanding             238,577                       (238,577)(b)
                                                 ============                  =============     ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                   $      10.48                                    $       0.00
CLASS C:
NET ASSETS                                                      $  1,630,492   $     394,934(a)  $  2,025,426
                                                                ============   =============     ============
Shares of beneficial interest outstanding                            160,838          38,958(a)       199,796
                                                                ============   =============     ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                  $      10.14   $       10.14     $      10.14
NET ASSETS                                       $    394,934                  $    (394,934)(b) $
                                                 ============                  =============     ============
Shares of beneficial interest outstanding              37,725                        (37,725)(b)
                                                 ============                  =============     ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                   $      10.47                                    $       0.00

(a) Reflects net effect of combining existing PNC Limited Maturity Bond Fund into Allegiant Limited Maturity Bond Fund.

(b) Reflects exchange of PNC Limited Maturity Bond Fund into Allegiant Limited Maturity Bond Fund.

(c) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                     ALLEGIANT MARYLAND TAX EXEMPT BOND FUND
                  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                                 ALLEGIANT MARYLAND
                                                     TAX EXEMPT         PRO FORMA
                                                     BOND FUND        ADJUSTMENTS 1   PRO FORMA (NOTE 1)
                                                 ------------------   -------------   ------------------
Investments:
Unaffiliated investments in securities, at
   cost                                              $62,374,013      $                  $62,374,013
Net unrealized depreciation                            1,897,545                           1,897,545
                                                     -----------                         -----------
Investments, at market value                          64,271,558                          64,271,558
                                                     -----------                         -----------
Cash                                                   2,757,135                           2,757,135
Receivables:
  Shares of beneficial interest sold                     247,425                             247,425
  Investment securities sold
  Dividends and  interest                              1,005,578                           1,005,578
  Securities lending collateral shortfall
  Investment from Advisor                                  6,995                               6,995
Prepaid expenses and other assets                          6,796                               6,796
                                                     -----------                         -----------
      Total Assets                                    68,295,487                          68,295,487
                                                     -----------                         -----------
LIABILITIES:
Shares of beneficial interest redeemed                     8,000                               8,000
Dividends Payable                                        159,664                             159,664
Accrued expenses and other payables
Chief Compliance Officer fees                              1,716                               1,716
Distribution and services fees                               270                                 270
Administration fees payable                                7,098                               7,098
Accounting Fees                                            3,824                               3,824
Audit Fees                                                11,963                              11,963
Legal Fees                                                 8,324                               8,324
Transfer Agent fees                                        5,778                               5,778
Trustees' Fee Payable                                        177                                 177
Other expenses and liabilities                             7,322                               7,322
                                                     -----------                         -----------
      Total Liabilities                                  214,136                             214,136
                                                     -----------      -------------      -----------
NET ASSETS                                           $68,081,351      $                  $68,081,351
                                                     ===========      =============      ===========

NET ASSETS CONSIST OF:
Paid-in Capital                                      $66,686,185      $                  $66,686,185
Undistributed (distributions in excess of) net
   investment income                                        (210)                               (210)
Accumulated net realized loss on investments            (502,169)                           (502,169)
Net unrealized appreciation on investments             1,897,545                           1,897,545
                                                     -----------      ----------------   -----------
      Total Net Assets                               $68,081,351      $                  $68,081,351
                                                     ===========      ================   ===========
CLASS I:
NET ASSETS                                           $67,455,399      $                  $67,455,399
                                                     ===========      ================   ===========
Shares of beneficial interest outstanding              6,106,353                           6,106,353
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                       $     11.05      $                  $     11.05

CLASS A:
NET ASSETS                                               613,590      $                  $   613,590
                                                     ===========      ================   ===========
Shares of beneficial interest outstanding                 55,553                              55,553
                                                     ===========                         ===========
NET ASSET VALUE, offering price and redemption
   price per share of beneficial
   interest outstanding                              $     11.05      $                  $     11.05

CLASS C:
NET ASSETS                                           $    12,362      $                  $    12,362
                                                     ===========      ================   ===========
Shares of beneficial interest outstanding                  1,119                               1,119
                                                     ===========                         ===========
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                       $     11.05      $                  $     11.05

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                        PNC NATIONAL TAX-EXEMPT BOND FUND
                   ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                                    SELLING       ACQUIRING
                                                 ------------   ------------
                                                                  ALLEGIANT
                                                 PNC NATIONAL   INTERMEDIATE
                                                  TAX-EXEMPT     TAX-EXEMPT      PRO FORMA            PRO FORMA
                                                   BOND FUND      BOND FUND    ADJUSTMENTS 1      COMBINED (NOTE 1)
                                                 ------------   ------------   -------------      -----------------
INVESTMENTS:
Unaffiliated investment in securities, at cost    $87,276,756    $66,211,309   $                    $153,488,065
Affiliated investment in securities, at cost                         936,808                             936,808
   Net unrealized appreciation on unaffiliated
      investments                                   2,280,932      2,061,523                           4,342,455
                                                  -----------    -----------                        ------------
   Investments, at market value                    89,557,688     69,209,640                         158,767,328
                                                  -----------    -----------                        ------------
Cash                                                  402,027                                            402,027
Receivables:
   Shares of beneficial interest sold                   1,742                                              1,742
   Investment securities sold
   Dividends and  interest                          1,253,866      1,177,478                           2,431,344
Prepaid expenses and other assets                      11,704         17,890                              29,594
                                                  -----------    -----------                        ------------
      Total Assets                                 91,227,027     70,405,008                         161,632,035
                                                  -----------    -----------                        ------------
LIABILITIES:
Shares of beneficial interest purchased                 7,500         21,410                              28,910
Dividends Payable
   Class I                                            195,804        188,213                             384,017
   Class A                                                715          5,340                               6,055
   Class B                                                                 1                                   1
   Class C                                               (89)             56                                 (33)
Investment securities purchased                       805,433                                            805,433
Investment advisory fees payable                        4,707         23,859                              28,566
12b-1 fees payable
   Class I
   Class A                                                136            588                                 724
   Class C                                                  4             19                                  23
 Shareholder services fees payable
   Class A                                                136          1,112                               1,248
   Class C                                                  2              6                                   8
Administration fees payable                             9,580          4,348          3,444(c)            17,372
Accounting Fees                                         3,444                        (3,444)(c)
Audit Fees                                             11,963                       (11,963)(c)
Custody fees payable                                       --          1,266            200(c)             1,466
Legal Fees                                              8,308          2,318                              10,626
Transfer agent fees payable                             4,370                                              4,370
Trustees' Fee Payable                                     177          1,850                               2,027
Other expenses and liabilities                          8,563         23,230         11,763(c)            43,556
                                                  -----------    -----------   ------------         ------------
   Total Liabilities                                1,060,753        273,616                           1,334,369
                                                  -----------    -----------   ------------         ------------
NET ASSETS                                        $90,166,274    $70,131,392   $                    $160,297,666
                                                  ===========    ===========   ============         ============

NET ASSETS CONSIST OF:
Paid-in Capital                                   $87,606,124    $67,571,206   $                    $155,177,330
Undistributed (distributions in excess of) net
   investment income                                                 121,852                             121,852
Accumulated net realized Gain/(Loss) on
   investments                                        279,218        376,814                             656,032
Net unrealized appreciation on investments          2,280,932      2,061,520                           4,342,452
                                                  -----------    -----------   ------------         ------------
   Total Net Assets                               $90,166,274    $70,131,392   $                    $160,297,666
                                                  ===========    ===========   ============         ============
CLASS I:
NET ASSETS                                                       $64,859,964   $ 89,519,994(a)      $154,379,958
                                                                 ===========   ============         ============
Shares of beneficial interest outstanding                          6,574,379      9,073,985(a)        15,648,364
                                                                 ===========   ============         ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                   $      9.87   $       9.87         $       9.87
NET ASSETS                                        $89,519,994                  $(89,519,994)(b)     $
                                                  ===========                  ============
Shares of beneficial interest outstanding           9,271,112                    (9,271,112)(b)
                                                  ===========                  ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                    $      9.66                                       $       0.00
CLASS A:
NET ASSETS                                                       $ 5,228,647   $    639,593(a)      $  5,868,240
                                                                 ===========   ============          ============
Shares of beneficial interest outstanding                            528,419         64,639(a)           593,058
                                                                 ===========   ============          ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                   $      9.89   $       9.89         $       9.89

NET ASSETS                                        $   639,593                  $   (639,593)(b)     $
                                                  ===========                  ============         ============
Shares of beneficial interest outstanding              66,072                       (66,072)(b)
                                                  ===========                  ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                    $      9.68                                       $       0.00
CLASS C:
NET ASSETS                                                       $    42,781   $      6,687(a)      $     49,468
                                                                 ===========   ============          ============
Shares of beneficial interest outstanding                              4,356            681(a)             5,037
                                                                 ===========   ============          ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                   $      9.82   $       9.82         $       9.82
NET ASSETS                                        $     6,687                  $     (6,687)(b)     $
                                                  ===========                  ============         ============
Shares of beneficial interest outstanding                 692                          (692)(b)
                                                  ===========                  ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                    $      9.66                                       $       0.00

(a) Reflects net effect of combining existing PNC National Tax-Exempt Bond Fund into Allegiant Intermediate Tax Exempt Bond Fund.

(b) Reflects exchange of PNC National Tax Exempt Bond Fund into Allegiant Intermediate Tax Exempt Bond Fund.

(c) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                           PNC PRIME MONEY MARKET FUND
                           ALLEGIANT MONEY MARKET FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                                   SELLING          ACQUIRING
                                               ---------------   ---------------
                                               PNC PRIME MONEY   ALLEGIANT MONEY     PRO FORMA           PRO FORMA COMBINED
                                                 MARKET FUND       MARKET FUND     ADJUSTMENTS 1              (NOTE 1)
                                               ---------------   ---------------   -------------         ------------------
INVESTMENTS:
Unaffiliated investment in securities, at
   cost                                          $570,223,932    $2,137,007,839    $                       $2,707,231,771
Affiliated investment in securities, at cost                         47,602,266                                47,602,266
Repurchased agreements, at cost                    57,000,000       391,000,000                               448,000,000
                                                 ------------    --------------                            --------------
Investments, at market value                      627,223,932     2,575,610,105                             3,202,834,037
Receivables:
   Shares of beneficial interest sold                                 1,238,457                                 1,238,457
   Investment securities sold
   Dividends and  interest                            453,546         1,407,284                                 1,860,830
Prepaid expenses and other assets                     164,503           425,523                                   590,026
                                                 ------------    --------------                            --------------
      Total Assets                                627,841,981     2,578,681,369                             3,206,523,350
                                                 ------------    --------------                            --------------
LIABILITIES:
Shares of beneficial interest redeemed                               27,258,213                                27,258,213
Dividends Payable
   Class I                                             83,585           241,088                                   324,673
   Class A                                                  4            37,886                                    37,890
   Class C                                                                    3                                         3
 Investment securities purchased                   12,796,750                                                  12,796,750
Accrued expenses and other payables
   Investment advisory fees payable                    89,559           557,282                                   646,841
   12b-1 fees payable
      Class I
      Class A                                                            74,849                                    74,849
      Class C                                                                 3                                         3
  Administration fees payable                          65,628           131,145            8,009(c)               204,782
  Accounting Fees                                       8,009                             (8,009)(c)
  Audit Fees                                           11,963                            (11,963)(c)
  Custody fees payable                                                   18,473            1,700(c)                20,173
  Legal Fees                                           15,510                            (15,510)(c)
  Transfer agent fees payable                          10,122            60,489                                    70,611
  Trustees' Fee Payable                                   177            82,740                                    82,917
  Shareholder Service Fees Payables
   Class A                                             28,887           128,788                                   157,675
Other expenses and liabilities                         17,922           296,205           25,773(c)               339,900
                                                 ------------    --------------                            --------------
      Total Liabilities                            13,128,116        28,887,164                                42,015,280
                                                 ------------    --------------    -------------           --------------
NET ASSETS                                       $614,713,865    $2,549,794,205    $                       $3,164,508,070
                                                 ============    ==============    =============           ==============

NET ASSETS CONSIST OF:
Paid-in Capital                                  $614,743,589    $2,549,795,456    $                       $3,164,539,045

Undistributed (distributions in excess of)
   net investment income                                3,573            (1,251)                                    2,322
Accumulated net realized loss on investments          (33,297)                                                    (33,297)
Net unrealized appreciation on investments
                                                 ------------    --------------    -------------           --------------
   Total Net Assets                              $614,713,865    $2,549,794,205    $                       $3,164,508,070
                                                 ============    ==============    =============           ==============

CLASS I:
NET ASSETS                                                       $1,949,720,511    $ 485,344,444(a)        $2,435,064,955
                                                                 ==============    =============           ==============
Shares of beneficial interest outstanding                         1,949,673,887      485,344,444(a)         2,435,018,331
                                                                 ==============    =============           ==============
NET ASSET VALUE, offering price and
   redemption price per share of
   beneficial interest outstanding                               $         1.00    $        1.00           $         1.00
NET ASSETS                                       $485,344,444                      $(485,344,444)(b)       $
                                                 ============                      =============           --------------
Shares of beneficial interest outstanding         485,432,141                       (485,432,141)(b)
                                                 ============                      =============
NET ASSET VALUE, offering price and
   redemption price per share of beneficial
   interest outstanding                          $       1.00                                              $         0.00
CLASS A:
NET ASSETS                                                       $  599,884,871    $ 129,369,421(a)        $  729,254,292
                                                                 ==============    =============           ==============
Shares of beneficial interest outstanding                           599,922,088      129,369,421(a)           729,291,509
                                                                 ==============    =============           ==============
NET ASSET VALUE, offering price and
   redemption price per share of beneficial
   interest outstanding                                          $         1.00    $        1.00           $         1.00
NET ASSETS                                       $129,248,746                      $(129,248,746)(a)(d)    $
                                                 ============                      =============           ==============
Shares of beneficial interest outstanding         129,254,651                       (129,254,651)(a)(d)
                                                 ============                      =============
NET ASSET VALUE, offering price and
   redemption price per share of beneficial
   interest outstanding                          $       1.00                                              $         0.00
CLASS C:
NET ASSETS                                                       $      188,823    $            (a)(d)     $      188,823
                                                                 ==============    =============           ==============
Shares of beneficial interest outstanding                               188,812                 (a)(d)            188,812
                                                                 ==============    =============           ==============

NET ASSET VALUE, offering price and
   redemption price per share of beneficial
   interest outstanding                                          $         1.00    $        1.00           $         1.00
NET ASSETS                                       $    120,675                      $    (120,675)(b)(d)    $
                                                 ============                      =============           ==============
Shares of beneficial interest outstanding             120,682                           (120,682)(b)(d)
                                                 ============                      =============
NET ASSET VALUE, offering price and
   redemption price per share of beneficial
   interest outstanding                          $       1.00                                              $         0.00

(a) Reflects net effect of combining existing PNC Prime Money Market into Allegiant Money Market Fund.

(b) Reflects exchange of PNC Prime Money Market Fund into Allegiant Money Market Fund.

(c) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

(d) Reflects exchange of PNC Prime MMF Class C shares into Class A Shares of Allegiant Money Market Fund.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                 ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND
                  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                                  ALLEGIANT
                                                  TAX EXEMPT
                                                   LIMITED
                                                   MATURITY      PRO FORMA     PRO FORMA
                                                  BOND FUND    ADJUSTMENT 1     (NOTE 1)
                                                 -----------   ------------   -----------
Investments:
Unaffiliated investments in securities, at cost  $75,294,629   $              $75,294,629
Net unrealized depreciation                        1,872,494                    1,872,494
                                                 -----------   ------------   -----------
Investments, at market value                      77,167,123                   77,167,123
                                                 -----------   ------------   -----------
Cash                                                 383,708                      383,708
Receivables:
   Shares of beneficial interest sold
   Investment securities sold                         17,831                       17,831
   Dividends and  interest                         1,094,163                    1,094,163
   Securities lending collateral shortfall
   Investment from Advisor
Prepaid expenses and other assets                      8,915                        8,915
                                                 -----------   ------------   -----------
      Total Assets                                78,671,740                   78,671,740
                                                 -----------   ------------   -----------
LIABILITIES:
Shares of beneficial interest redeemed                 9,350                        9,350
Dividends Payable                                    156,424                      156,424
Investment securities purchased                    1,933,938                    1,933,938
Accrued expenses and other payables
   Investment advisory fees payable                      200                          200
   Chief Compliance Officer fees                       1,716                        1,716
   Distribution and services fees                        422                          422
   Administration fees payable                         8,086                        8,086
   Accounting Fees                                     3,226                        3,226
   Audit Fees                                         11,963                       11,963
   Legal Fees                                          8,309                        8,309
   Transfer Agent fees                                 4,325                        4,325
   Trustees' Fee Payable                                 177                          177
Other expenses and liabilities                         9,180                        9,180
                                                 -----------   ------------   -----------
      Total Liabilities                            2,147,316                    2,147,316
                                                 -----------   ------------   -----------
NET ASSETS                                       $76,524,424   $              $76,524,424
                                                 ===========   ============   ===========

NET ASSETS CONSIST OF:
Paid-in Capital                                  $75,999,076   $              $75,999,076
Undistributed (distributions in excess of) net
   investment income
Accumulated net realized loss on investments      (1,347,146)                  (1,347,146)
Net unrealized appreciation on investments         1,872,494                    1,872,494
                                                 -----------   ------------   -----------
      Total Net Assets                           $76,524,424   $              $76,524,424
                                                 ===========   ============   ===========
CLASS I:
NET ASSETS                                       $75,564,165   $              $75,564,165
                                                 ===========   ============   ===========
Shares of beneficial interest outstanding          7,362,277                    7,362,277
                                                 ===========   ============   ===========
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                   $     10.26                  $     10.26
CLASS A:
NET ASSETS                                           927,486   $              $   927,486
                                                 ===========   ============   ===========
Shares of beneficial interest outstanding             90,327                       90,327
                                                 ===========   ============   ===========
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest        $     10.27                  $     10.27
   outstanding
CLASS C:
NET ASSETS                                       $    32,773   $              $    32,773
                                                 ===========   ============   ===========
Shares of beneficial interest outstanding             3,195                         3,195
                                                 ===========   ============   ===========
NET ASSET VALUE, offering price and
   redemption price per share of beneficial
   interest outstanding                          $     10.26                  $     10.26

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

                        PNC TAX-EXEMPT MONEY MARKET FUND
                     ALLEGIANT TAX EXEMPT MONEY MARKET FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                                   SELLING         ACQUIRING
                                                     PNC           ALLEGIANT
                                                 TAX-EXEMPT          TAX                                    PRO FORMA
                                                 MONEY MARKET    EXEMPT MONEY      PRO FORMA                COMBINED
                                                     FUND         MARKET FUND    ADJUSTMENTS 1              (NOTE 1)
                                                 ------------   --------------   -------------           --------------
INVESTMENTS:
Unaffiliated investments in securities, at cost  $224,158,076   $  999,724,566   $                       $1,223,882,642
Affiliated investment in securities, at cost                        39,870,700                               39,870,700
   Net unrealized appreciation on unaffiliated
      investments                                                                           --
                                                 ------------   --------------   -------------           --------------
   Investments, at market value                   224,158,076    1,039,595,266                            1,263,753,342
Cash                                                   90,644                                                    90,644
Receivables:
   Receivables for investment sold                  2,002,758                                                 2,002,758
   Shares of beneficial interest sold                                4,560,234                                4,560,234
   Investment securities sold                                        5,875,047                                5,875,047
   Dividends and  interest                            844,438        2,098,161                                2,942,599
Prepaid expenses and other assets                      62,913          149,749                                  212,662
                                                 ------------   --------------                           --------------
      Total Assets                                227,158,829    1,052,278,457                            1,279,437,286
                                                 ------------   --------------                           --------------
LIABILITIES:
Shares of beneficial interest purchased                              5,425,749                                5,425,749
Dividends Payable
Class I                                                25,425          191,244                                  216,669
Class A                                                                  2,357                                    2,357
Class C
Investment securities purchased                                     17,525,608                               17,525,608
Accrued expenses and other payables
   Investment advisory fees payable                    26,089          129,425                                  155,514
   12b-1 fees payable
      Class I
      Class A                                                           18,463                                   18,463
      Class C
   Administration fees payable                         25,441           50,833          6,465(c)                 82,739
   Accounting Fees                                      6,465                         (6,465)(c)
   Audit Fees                                          11,963                        (11,963)(c)
   Custody fees payable                                                  8,372            850(c)                  9,222
   Legal Fees                                          10,871                        (10,871)(c)
   Shareholder Servicing Payable
      Class A                                             189           13,886                                   14,075
   Transfer agent fees payable                          3,721           20,818                                   24,539
   Trustees' Fee Payable                                  177           28,880                                   29,057
Other expenses and liabilities                         11,573          175,749         21,984(c)                209,306
                                                 ------------   --------------                           --------------
      Total Liabilities                               121,914       23,591,384                               23,713,298
                                                 ------------   --------------   -------------           --------------
NET ASSETS                                       $227,036,915   $1,028,687,073   $                       $1,255,723,988
                                                 ============   ==============   =============           ==============

NET ASSETS CONSIST OF:
Paid-in Capital                                  $227,113,449   $1,028,713,563   $                       $1,255,827,012
Undistributed (distributions in excess of) net
   investment income
Accumulated net realized loss on investments          (76,534)         (26,490)                                (103,024)
Net unrealized appreciation on investments
                                                 ------------   --------------   -------------           --------------
      Total Net Assets                           $227,036,915   $1,028,687,073   $                       $1,255,723,988
                                                 ============   ==============   =============           ==============
CLASS I:
NET ASSETS                                                      $  838,738,055   $ 226,162,598(a)        $1,064,900,653
                                                                ==============   =============           ==============
Shares of beneficial interest outstanding                          838,784,192     226,162,598(a)         1,064,946,790
                                                                ==============   =============           ==============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                  $         1.00   $        1.00           $         1.00
NET ASSETS                                       $226,162,598                    $(226,162,598)(b)       $
                                                 ============                    =============           ==============
Shares of beneficial interest outstanding         226,254,269                     (226,254,269)(b)
                                                 ============                    =============           ==============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                   $       1.00                                            $         0.00
CLASS A:
NET ASSETS                                                      $  189,949,018   $     874,317(a) (d)    $  190,823,335
                                                                ==============   =============           ==============
Shares of beneficial interest outstanding                          189,948,238         874,317(a) (d)       190,822,555
                                                                ==============   =============           ==============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                  $         1.00   $        1.00           $         1.00
NET ASSETS                                       $    872,601                    $    (872,601)(b)       $
                                                 ============                    =============           ==============
Shares of beneficial interest outstanding             873,014                         (873,014)(b)
                                                 ============                    =============           ==============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                   $       1.00                                            $         0.00
CLASS C:
NET ASSETS                                       $      1,716                    $      (1,716)(b)(d)    $
                                                 ============                    =============           ==============
Shares of beneficial interest outstanding               1,716                           (1,716)(b)(d)
                                                 ============                    =============           ==============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                   $       1.00                                            $         0.00

(a) Reflects net effect of combining existing PNC Tax Exempt Money Market Fund into Allegiant Tax Exempt Money Market Fund.

(b) Reflects exchange of PNC Tax Exempt Money Market Fund into Allegiant Tax-Exempt Money Market Fund.

(c) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

(d) Reflects exchange of PNC Tax-Exempt MMF Class C shares into Class A Shares of Allegiant Tax Exempt Money Market Fund.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                      PNC TOTAL RETURN ADVANTAGE BOND FUND
                      ALLEGIANT TOTAL RETURN ADVANTAGE FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                                                  ACQUIRING
                                                    SELLING       ALLEGIANT
                                                   PNC TOTAL    TOTAL RETURN                       PRO FORMA
                                                  RETURN BOND     ADVANTAGE        PRO FORMA       COMBINED
                                                      FUND          FUND         ADJUSTMENTS 1      (NOTE 1)
                                                 ------------   ------------   ----------------  ------------
Investments:
Unaffiliated investment in securities, at cost   $109,330,491   $161,865,235   $                 $271,195,726
Affiliated investment in securities, at cost          964,856      6,216,810                        7,181,666
Unaffiliated Securities Lending Investments,
   at cost                                          5,893,599     21,124,296                       27,017,895
Affiliated Securities Lending Investments,
   at cost                                                        12,680,187                       12,680,187
   Net unrealized appreciation/depreciation on
      unaffiliated investments                      1,843,567     (9,358,434)                      (7,514,867)
                                                 ------------   ------------                     ------------
Investments, at market value                      118,032,513    192,528,094                      310,560,607
Receivables:
   Shares of beneficial interest sold                 766,028          1,215                          767,243
   Investment securities sold                         255,536      2,517,201                        2,772,737
   Securities lending collateral shortfall             96,612                                          96,612
   Dividends and  interest                          1,037,833      1,931,030                        2,968,863
   Receivable from affiliated Funds for
      possible losses on securities lending
   collateral shortfall                                 7,708                                           7,708
Prepaid expenses and other assets                      15,703         26,499                           42,202
                                                 ------------   ------------                     ------------
      Total Assets                                120,211,933    197,004,039                      317,215,972
                                                 ------------   ------------                     ------------
LIABILITIES:
Payables:
   Shares of beneficial interest redeemed              53,741        209,400                          263,141
   Dividends Payable
      Class I                                         434,327        294,017                          728,344
      Class A                                             779          4,162                            4,941
      Class C                                             111            247                              358
   Investment securities purchased                    173,677      1,163,301                        1,336,978
   Accrued expenses and other payables
   Investment advisory fees payable                                   54,908                           54,908
   12b-1 fees payable
      Class I
      Class A                                             106          1,136                            1,242
      Class C                                             102             87                              189
   Shareholder Service fee payable
      Class A                                             106          2,198                            2,304
      Class C                                              34             29                               63
   Administration fees payable                         11,642          9,807      5,464 (c)            26,913
   Accounting Fees                                      5,464                    (5,464)(c)
   Audit Fees                                          11,963                   (11,963)(c)
   Custody fees payable                                                5,769        300 (c)             6,069
   Legal Fees                                          12,053                   (12,053)(c)
   Transfer agent fees payable                          8,383         27,332                           35,715

   Trustees' Fee Payable                                  177          7,459                            7,636
Payable for Collateral for Loaned Securities        5,642,664     33,804,483                       39,447,147
Other expenses and liabilities                         10,434         60,082     23,716(c)             94,232
                                                 ------------   ------------   --------          ------------
      Total Liabilities                             6,365,763     35,644,417                       42,010,180
                                                 ------------   ------------   --------          ------------
NET ASSETS                                       $113,846,170   $161,359,622   $                 $275,205,792
                                                 ============   ============   ========          ============

NET ASSETS CONSIST OF:
Paid-in Capital                                  $112,861,944   $192,671,942   $                 $305,533,886
Undistributed (distributions in excess of) net
   investment income                                 (221,767)        48,706                         (173,061)
Accumulated net realized loss on investments         (985,121)   (22,002,478)                     (22,987,599)
Net unrealized appreciation on investments          2,191,114     (9,358,548)                      (7,167,434)
                                                 ------------   ------------   -------------     ------------
      Total Net Assets                           $113,846,170   $161,359,622   $                 $275,205,792
                                                 ============   ============   =============     ============
CLASS I:
NET ASSETS                                                      $151,041,802   $ 113,202,248 (a) $264,244,050
                                                                ============   =============     ============
Shares of beneficial interest outstanding                         15,667,145      11,742,154 (a)   27,409,299
                                                                ============   =============     ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                             --   $       9.64   $        9.64     $       9.64
NET ASSETS                                       $113,202,248                  $(113,202,248)(b) $
                                                 ============                  =============     ============
Shares of beneficial interest outstanding          11,418,187                    (11,418,187)(b)
                                                 ============                  =============     ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                   $       9.91                                    $       0.00
CLASS A:
NET ASSETS                                                      $ 10,179,385   $     482,099 (a) $ 10,661,484
                                                                ============   =============     ============
Shares of beneficial interest outstanding                          1,055,705          49,999 (a)    1,105,704
                                                                ============   =============     ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                  $       9.64   $        9.64     $       9.64
NET ASSETS                                       $    482,099                  $    (482,099)(b) $
                                                 ============                  =============     ============
Shares of beneficial interest outstanding              48,612                        (48,612)(b)
                                                 ============                  =============     ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                   $       9.92                                    $       0.00
CLASS C:
NET ASSETS                                                      $    138,435   $     161,823 (a) $    300,258
                                                                ============   =============     ============
Shares of beneficial interest outstanding                             14,340          16,763 (a)       31,103
                                                                ============   =============     ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                  $       9.65   $        9.65     $       9.65
NET ASSETS                                       $    161,823                  $    (161,823)(b) $
                                                 ============                  =============     ============
Shares of beneficial interest outstanding              16,324                        (16,324)(b)
                                                 ============                  =============     ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                   $       9.91                                    $       0.00

(a) Reflects net effect of combining existing PNC Total Return Bond into Allegiant Total Return Advantage Fund.

(b) Reflects exchange of PNC Total Return Bond Fund into Allegiant Total Return Advantage Fund.

(c) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS

                         PNC CAPITAL OPPORTUNITIES FUND
                          ALLEGIANT SMALL CAP CORE FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                                          SELLING             ACQUIRING                                PRO FORMA
                                                         PNC CAPITAL       ALLEGIANT SMALL    PRO FORMA                 COMBINED
                                                      OPPORTUNITIES FUND    CAP CORE FUND    ADJUSTMENTS                (NOTE 1)
                                                      ------------------   ---------------   -----------             -------------
INVESTMENT INCOME:
Dividends from unaffiliated issuers                      $   484,322         $  1,161,212    $                       $   1,645,534
Interest from unaffiliated funds                              12,348                  583                                   12,931
Interest from affiliated funds                                                    108,765                                  108,765
Security lending income from non-affiliated
   investments                                               144,894              167,292                                  312,186
Security lending income from affiliated investments                               331,254                                  331,254
      Less: foreign Taxes withheld                                                (22,375)                                 (22,375)
Other
                                                         -----------         ------------                            -------------
Total investment income                                      641,564            1,746,731                                2,388,295
                                                         -----------         ------------                            -------------
EXPENSES:
Investment Advisory fees                                     717,902            1,645,106     (167,663) (e)              2,195,345
Administration fees                                           70,483              104,705      (48,295) (a)(f)(g)(i)       126,893
Accounting Agent Fees                                         11,117                           (11,117) (a)(g)
12b-1 fees:
   Class I                                                                         73,653      (73,653) (h)
   Class A                                                     1,642                  741       (1,237)  (d)                  1,146
   Class B                                                                          1,492       (1,492) (b)
   Class C                                                       847                4,354                                     5,201
Transfer Agent fees                                           60,608               45,038      (51,709) (a)(i)              53,937
Audit Fees                                                    29,805                           (29,805) (a)
Legal Fees                                                    45,379                           (45,379) (a)
Chief Compliance Officer Fees                                 10,251                           (10,251) (a)
Custodian fees                                                 1,144               20,808         (873) (a)(i)              21,079
Professional fees                                                                  23,614         2,020 (a)(i)              25,634
Pricing service fees                                          16,748                2,437      (16,483) (a)(i)               2,702
Printing and shareholder reports                               7,717               18,389       (4,142) (a)(i)              21,964
Registration and filing fees                                   1,576               40,585      (11,430) (a)(i)              30,731
Trustees' fees                                                21,381               10,639      (22,174) (a)(i)               9,846
Miscellaneous                                                  9,785               10,903        4,438  (a)(g)(i)           25,126
Interest Expense                                               1,682                            (1,682) (a)
Shareholder servicing fees:
   Class A                                                     1,642                4,088                                    5,730
   Class B                                                                            497         (497) (b)
   Class C                                                       283                1,451                                    1,734
                                                         -----------         ------------    ---------               -------------
Total Expenses                                             1,009,992            2,008,500     (491,424)                  2,527,068
                                                         -----------         ------------    ---------               -------------
LESS:
   Waiver of Investment Advisory fees                       (298,096)                          298,096  (c)

                                                          SELLING             ACQUIRING                                PRO FORMA
                                                         PNC CAPITAL       ALLEGIANT SMALL    PRO FORMA                 COMBINED
                                                      OPPORTUNITIES FUND    CAP CORE FUND    ADJUSTMENTS                (NOTE 1)
                                                      ------------------   ---------------   -----------             -------------
   Custody Credit                                               (650)                              650  (a)
   Waiver of 12b1 Fees
      12b1 Class B Waiver
      12b1 Class C Waiver
   Waiver of Shareholder Servicing fee
      Shareholder Service Class A Waiver
      Shareholder Service Class B Waiver
      Shareholder Service Class C Waiver
                                                         -----------         ------------    ---------               -------------
Net expenses                                                 711,246            2,008,500     (192,678)                  2,527,068
                                                         -----------         ------------    ---------               -------------
Net Investment Income                                        (69,682)            (261,769)     192,678                    (138,773)
                                                         -----------         ------------    ---------               -------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized Gain (Loss) on investments sold             (12,997,201)         (46,136,632)                             (59,133,833)
Net change in unrealized Appr./Depr. on investments      (20,137,293)         (37,399,638)                             (57,536,931)
                                                         -----------         ------------                            -------------
Net gain on investments                                  (33,134,494)         (83,536,270)                            (116,670,764)
                                                         -----------         ------------                            -------------
Net Increase from Payment by Affiliate                                                 --
                                                         -----------         ------------                            -------------
Net Decrease/Increase in Net Assets
   Resulting from Operations                            ($33,204,176)        ($83,798,039)   $ 192,678               ($116,809,537)
                                                        ============         ============    =========               =============

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(b) Reflects the exchange of Allegiant Class B Shares into Class A Shares on 4/6/2009.

(c) Adjustment to reflect the elimination of the PNC Capital Opportunities Fund voluntary net expense cap of 1.28% and associated advisory fee waivers.

(d) Adjustment reflects the change in the 12b-1 rate of 0.25% (PNC) to 0.05% (Allegiant) for Class A as if it were in effect for the entire period.

(e) Adjustment to reflect the difference in investment advisory fee rates between 1.30% (PNC) and 1.00% (Allegiant) as if it were in effect for the entire period.

(f) Adjustment to reflect the Allegiant administration fee rate of 0.0558% as if it were in effect for the entire period.

(g) Reclassify PNC expense category balances to be consistent with Allegiant expense category.

(h) Adjustment to reflect the elimination of Allegiant Class I 12b-1 rate of 0.05% bps to none as if it were in effect for the entire period. This was effective as of 6/18/2009.

(i)  Allegiant and PNC combined pro forma budget adjustment.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                        PNC GOVERNMENT MONEY MARKET FUND
                     ALLEGIANT GOVERNMENT MONEY MARKET FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                                                            ACQUIRING
                                                         SELLING PNC        ALLEGIANT                                  PRO FORMA
                                                      GOVERNMENT MONEY   GOVERNMENT MONEY    PRO FORMA                  COMBINED
                                                        MARKET FUND         MARKET FUND     ADJUSTMENTS                 (NOTE 1)
                                                      ----------------   ----------------   -----------               -----------
INVESTMENT INCOME:
Interest                                                 $6,299,496        $16,549,262      $                         $22,848,758
Income from affiliate
Dividends from unaffiliated issuers                         521,567            240,869                                    762,436
Security lending income                                      43,090                                                        43,090
Other
                                                        -----------        -----------                                -----------
Total investment income                                   6,864,153         16,790,131                                 23,654,284
                                                        -----------        -----------                                -----------
EXPENSES:
Investment Advisory fees                                  1,152,226          2,907,214         (163,898) (e)(j)         3,895,542
Administration fees                                         577,567            640,635         (338,975) (a)(f)(g)(i)     879,227
Accounting agent fees                                        91,906                             (91,906) (a)(g)
12b-1 fees:
   Class I                                                                     208,041         (208,041) (h)
   Class A                                                    6,317             96,462         (102,779) (d)(k)
   Class C                                                        4                                  (4) (k)
Transfer Agent fees                                          30,465            122,325          (40,075) (a)(i)           112,715
Audit Fees                                                   30,705                             (30,705) (a)
Legal Fees                                                   56,349                             (56,349) (a)
Chief Compliance Officer fees                                10,251                             (10,251) (a)
Custodian fees                                               11,279             48,499           10,008  (a)(i)            69,786
Professional fees                                                              115,674            72,781 (a)(i)           188,455
Pricing service fees                                         12,686              2,970          (10,296) (a)(i)             5,360
Printing and shareholder reports                             46,132             28,813          (39,706) (a)(i)            35,239
Registration and filing fees                                  2,054             40,926          (15,284) (a)(i)            27,696
Trustees' fees                                               21,380             70,083            1,371  (a)(i)            92,834
Temporary Guarantee Program Participation fee               114,359            273,746                                    388,105
Miscellaneous                                                23,841             14,487            9,579  (a)(g)(i)         47,907
Interest Expense                                                715                                (715) (a)
Shareholder servicing fees:
  Class A                                                     7,417            877,441               48  (k)              884,906
  Class B
  Class C                                                         4                                  (4) (k)
                                                        -----------        -----------                                -----------
Total Expenses                                            2,195,657          5,447,316       (1,015,201)                6,627,772
                                                        -----------        -----------                                -----------
LESS:
   Waiver of Investment Advisory fees                      (229,988)          (163,475)         393,463  (c)(j)
   Custody Credit                                            (5,496)                              5,496  (a)
   Waiver of 12b1 Fees

                                                                            ACQUIRING
                                                         SELLING PNC        ALLEGIANT                                  PRO FORMA
                                                      GOVERNMENT MONEY   GOVERNMENT MONEY    PRO FORMA                  COMBINED
                                                        MARKET FUND         MARKET FUND     ADJUSTMENTS                 (NOTE 1)
                                                      ----------------   ----------------   -----------               -----------
        12b1 Class B Waiver
        12b1 Class C Waiver                                      (5)                                  5  (k)
   Waiver of Shareholder Servicing fee
        Shareholder Service Class A Waiver                     (544)          (211,478)        (672,883) (l)             (884,905)
        Shareholder Service Class B Waiver
        Shareholder Service Class C Waiver
                                                        -----------        ------------     -----------               -----------
Net expenses                                              1,959,624          5,072,363       (1,289,120)                5,742,867
                                                        -----------        ------------     -----------               -----------
Net Investment Income                                     4,904,529         11,717,768        1,289,120                17,911,417
                                                        -----------        ------------     -----------               -----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized Gain (Loss) on investments sold                 (2,411)             8,700                                      6,289
Net change in unrealized Appr/Depr on investments
                                                        -----------        ------------                               -----------
Net gain on investments                                      (2,411)             8,700                                      6,289
                                                        -----------        ------------                               -----------
Net Increase from Payment by Affiliate
Net Decrease/Increase in Net Assets
   Resulting from Operations                             $4,902,118        $11,726,468      $ 1,289,120               $17,917,706
                                                         ==========        ===========      ===========               ===========

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(c) Adjustment to reflect the elimination of the PNC Government Money Market Fund voluntary net expense cap of 0.40% and associated advisory fee waivers.

(d) Adjustment reflects the change in the 12b-1 rate of 0.25% (PNC) to 0.03% (Allegiant) for Class A as if it were in effect for the entire period.

(e) Adjustment to reflect the same investment advisory fee rate of 0.25% as if it were in effect for the entire period.

(f) Adjustment to reflect the Allegiant administration fee rate of 0.0558% as if it were in effect for the entire period.

(g) Reclassify PNC Fund's expense category balances to be consistent with Allegiant expense category.

(h) Adjustment to reflect the elimination of Allegiant Class I 12b-1 rate of 0.03% bps to none as if it were in effect for the entire period. This was effective as of 06/18/2009.

(i)  Allegiant and PNC combined pro forma budget adjustment.

(j) Adjustment to reflect new contractual and actual investment advisory fee rates and voluntary waivers, as applicable, implemented by Allegiant on October 1, 2008, as if they were in effect for the entire period.

(k)  Reflects PNC Class C merging into Allegiant Class A.

(l) Adjustment to reflect the Allegiant shareholder services fee voluntary waiver/reimbursement rate of 0.25% as at May 31, 2009 as if it were in effect for entire period.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                          PNC INTERNATIONAL EQUITY FUND
                       ALLEGIANT INTERNATIONAL EQUITY FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                                        SELLING PNC    ACQUIRING ALLEGIANT
                                                       INTERNATIONAL      INTERNATIONAL                                 PRO FORMA
                                                           EQUITY             EQUITY          PRO FORMA                  COMBINED
                                                            FUND               FUND          ADJUSTMENTS                 (NOTE 1)
                                                       -------------   -------------------   -----------              -------------
INVESTMENT INCOME:
Dividends from unaffiliated issuers                    $   7,154,059      $    6,446,857     $                       $   13,600,916
Interest from unaffiliated funds                             132,792                  --                                    132,792
Interest from affiliated funds                                                   201,483                                    201,483
Security lending income from non-affiliated
   investments                                               184,104             370,393                                    554,497
Security lending income from affiliated investments                               53,162                                     53,162
      Less: foreign taxes withheld                                              (533,401)                                  (533,401)
Other
                                                       -------------      --------------                             --------------
Total investment income                                    7,470,955           6,538,494                                 14,009,449
                                                       -------------      --------------                             --------------
EXPENSES:
Investment Advisory fees                                   3,331,066           2,803,732        (789,440)(e)(j)           5,345,358
Administration fees                                          342,783             182,301        (177,654)(a)(f)(g)(i)       347,430
Accounting Agent Fees                                         56,661                             (56,661)(a)(g)
12b-1 fees:
   Class I                                                                       112,722        (112,722)(h)
   Class A                                                     4,503               4,979          (3,026)(d)                  6,456
   Class B                                                                         4,221          (4,221)(b)
   Class C                                                     1,207               3,821                                      5,028
Chief Compliance Officer Fees                                 10,251                             (10,251)(a)
Custodian fees                                               604,923             140,465        (534,959)(a)(i)             210,429
Transfer Agent fees                                           87,860             110,647         (81,268)(a)(i)             117,239
Audit Fees                                                    42,863                             (42,863)(a)
Legal Fees                                                    61,715                             (61,715)(a)
Professional fees                                                                 36,929          15,106(a)(i)               52,035
Pricing service fees                                          83,608              32,218         (73,224)(a)(i)              42,602
Registration and filing fees                                     651              42,842           7,743(a)(i)               51,236
Printing and shareholder reports                              18,416              29,600           1,487(a)(i)               49,503
Trustees' fees                                                21,381              17,596         (16,693)(a)(i)              22,284
Miscellaneous                                                 41,624              17,782         (23,458)(a)(g)(i)           35,948
Interest Expense                                               5,847                              (5,847)(a)
Shareholder servicing fees:
   Class A                                                     4,503              27,773                                     32,276
   Class B                                                                         1,407          (1,407)(b)
   Class C                                                       402               1,274                                      1,676
                                                       -------------      --------------     -----------             --------------
Total Expenses                                             4,720,264           3,570,309      (1,971,073)                 6,319,500
                                                       -------------      --------------     -----------             --------------
LESS:
      Custody Credit                                        (275,355)                            275,355(a)
      Waiver of Investment Advisory fees                    (939,414)           (183,117)      1,122,531(c)(j)

                                                        SELLING PNC    ACQUIRING ALLEGIANT
                                                       INTERNATIONAL      INTERNATIONAL                                 PRO FORMA
                                                           EQUITY             EQUITY          PRO FORMA                  COMBINED
                                                            FUND               FUND          ADJUSTMENTS                 (NOTE 1)
                                                       -------------   -------------------   -----------              -------------
      Waiver of 12b1 Fees
         12b1 Class B Waiver
         12b1 Class C Waiver
      Waiver of Shareholder Servicing fee
         Shareholder Service Class A Waiver
         Shareholder Service Class B Waiver
         Shareholder Service Class C Waiver
                                                       -------------      --------------     -----------             --------------
   Net expenses                                            3,505,495           3,387,192        (573,187)                 6,319,500
                                                       -------------      --------------     -----------             --------------
Net Investment Income                                      3,965,460           3,151,302         573,187                  7,784,946
                                                       -------------      --------------     -----------             --------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized (Loss) on investments sold                  (81,174,934)        (35,891,021)                              (117,065,955)
Net realized (Loss) on futures                                                (1,851,340)                                (1,851,340)
Net realized (Loss) on foreign currency transactions                            (114,723)                                  (114,723)
Net change in unrealized Appr/Depr on investments       (111,316,497)       (126,346,000)                              (237,662,497)
                                                       -------------      --------------                             --------------
Net (Loss)on investments                                (192,491,431)       (164,203,084)                              (356,694,515)
                                                       -------------      --------------                             --------------
Net Increase from Payment by Affiliate
                                                       -------------      --------------     -----------             --------------
Net Decrease/Increase in Net Assets
   Resulting from Operations                            (188,525,971)      ($161,051,782)    $   573,187              ($349,004,566)
                                                       =============      ==============     ===========             ==============

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(b) Reflects the exchange of Allegiant Class B Shares into Class A Shares on 4/6/2009.

(c) Adjustment to reflect the elimination of the PNC International Equity Fund voluntary net expense cap of 1.28% and associated advisory fee waivers.

(d) Adjustment reflects the change in the 12b-1 rate of 0.25% (PNC) to 0.05% (Allegiant) for Class A as if it were in effect for the entire period.

(e) Adjustment to reflect the difference in investment advisory fee rates between 1.22% (PNC) and 1.00% (Allegiant) as if the Allegiant Fund's rate was in effect for the entire period.

(f) Adjustment to reflect the Allegiant administration fee rate of 0.0558% as if it were in effect for the entire period.

(g) Reclassify PNC Fund's expense category balances to be consistent with Allegiant expense category.

(h) Adjustment to reflect the elimination of Allegiant Class I 12b-1 rate of 0.05% bps to none as if it were in effect for the entire period. This was effective as of 6/18/2009.

(i)  Allegiant and PNC combined pro forma budget adjustment.

(j) Adjustment to reflect new contractual and actual investment advisory fee rates and voluntary waivers, as applicable, implemented by Allegiant on October 1, 2008, as if they were in effect for the entire period.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                         PNC LIMITED MATURITY BOND FUND
                      ALLEGIANT LIMITED MATURITY BOND FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                                                        ACQUIRING
                                                        SELLING PNC     ALLEGIANT
                                                          LIMITED        LIMITED                              PRO FORMA
                                                          MATURITY       MATURITY     PRO FORMA                COMBINED
                                                         BOND FUND      BOND FUND    ADJUSTMENTS               (NOTE 1)
                                                       -------------   -----------   -----------             -----------
INVESTMENT INCOME:
Dividends from unaffiliated issuers                      $    4,778     $            $                       $     4,778
Interest from unaffiliated funds                             17,455                                               17,455
Income from affiliates                                           --         51,601                                51,601
Interest                                                  4,522,113      5,798,948                            10,321,061
Security lending income from non-affiliated
   investments                                               21,829         29,524                                51,353
Security lending income from affiliated investments                        109,453                               109,453
Other
                                                         ----------     ----------                           -----------
Total investment income                                   4,566,175      5,989,526                            10,555,701
                                                         ----------     ----------                           -----------
EXPENSES:
Investment Advisory fees                                    341,891        534,299       (48,862)(e)(j)          827,328
Administration fees                                         123,558         84,479       (71,420)(a)(f)(g)(j)    136,617
Accounting Agent Fees                                        19,682                      (19,682)(a)(g)
12b-1 fees:
   Class I                                                                  36,837       (36,837)(h)
   Class A                                                    6,771          1,027        (5,886)(d)               1,912
   Class B                                                                   3,124        (3,124)(b)
   Class C                                                    3,294          4,635                                 7,929
Chief Compliance Officer Fees                                10,251                      (10,251)(a)
Custodian fees                                                2,315         19,995         3,060(a)(i)            25,370
Transfer Agent fees                                          80,649         26,571       (73,104)(a)(i)           34,116
Audit Fees                                                   31,785                      (31,785)(a)
Legal Fees                                                   51,405                      (51,405)(a)
Pricing service fees                                         14,852         15,238       (13,748)(a)(i)           16,342
Printing and shareholder reports                             14,495          9,810       (10,533)(a)(i)           13,772
Professional Fees                                                           18,603        15,741(a)(i)            34,344
Registration and filing fees                                 (4,530)        30,063         5,970(a)(i)            31,503
Trustees' fees                                               21,381          8,992       (16,059)(a)(i)           14,314
Miscellaneous                                                 9,496          2,554          (800)(a)(g)(i)        11,250
Interest Expense                                                 60                          (60)(a)
Shareholder servicing fees:
   Class A                                                    6,771          9,159                                15,930
   Class B                                                                   1,041        (1,041)(b)
   Class C                                                    1,098          1,545                                 2,643
                                                         ----------     ----------   -----------             -----------
Total Expenses                                              735,224        807,972      (369,826)              1,173,370
                                                         ----------     ----------   -----------             -----------
LESS:
      Waiver of Investment Advisory fees                   (198,411)       (47,400)      245,811(c)
      Custody Credit                                         (1,159)                       1,159(a)

                                                                        ACQUIRING
                                                        SELLING PNC     ALLEGIANT
                                                          LIMITED        LIMITED                              PRO FORMA
                                                          MATURITY       MATURITY     PRO FORMA                COMBINED
                                                         BOND FUND      BOND FUND    ADJUSTMENTS               (NOTE 1)
                                                       -------------   -----------   -----------             -----------
      Waiver of 12b1 Fees
         12b1 Class B Waiver
         12b1 Class C Waiver
      Waiver of Shareholder Servicing fee
         Shareholder Service Class A Waiver
         Shareholder Service Class B Waiver
         Shareholder Service Class C Waiver
                                                         ----------     ----------   -----------             -----------
   Net expenses                                             535,654        760,572      (122,857)              1,173,369
                                                         ----------     ----------   -----------             -----------
Net Investment Income                                     4,030,521      5,228,954       122,857               9,382,332
                                                         ----------     ----------   -----------             -----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized Gain (Loss) on investments sold                 98,629        667,448                               766,077
Net change in unrealized Appr/Depr on investments         1,718,079      1,442,022                             3,160,101
                                                         ----------     ----------   -----------             -----------
Net gain on investments                                   1,816,708      2,109,470                             3,926,178
                                                         ----------     ----------   -----------             -----------
Net Increase from Payment by Affiliate
Net Decrease/Increase in Net Assets
  Resulting from Operations                              $5,847,229     $7,338,424   $   122,857             $13,308,510
                                                         ==========     ==========   ===========             ===========

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(b) Reflects the exchange of Allegiant Class B Shares into Class A Shares on 4/6/2009.

(c) Adjustment to reflect the elimination of the PNC Limited Maturity Bond Fund voluntary net expense cap of 0.53% and associated advisory fee waivers.

(d) Adjustment reflects the change in the 12b-1 rate of 0.25% (PNC) to 0.03% (Allegiant) for Class A as if it were in effect for the entire period.

(e) Adjustment to reflect the same investment advisory fee rate of 0.35% as if it were in effect for the entire period.

(f) Adjustment reflects the Allegiant administration fee rate of 0.0558% as if it were in effect for the entire period.

(g) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

(h) Adjustment to reflect the elimination of Allegiant Class I 12b-1 rate of .03% to none as if it were in effect for the entire period. This was effective as of 6/18/2009.

(i)  Allegiant and PNC combined pro forma budget adjustment.

(j) Adjustment to reflect new contractual and actual investment advisory fee rates and voluntary waivers, as applicable, implemented by Allegiant on October 1, 2008, as if they were in effect for the entire period.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                        PNC MARYLAND TAX-EXEMPT BOND FUND
                     ALLEGIANT MARYLAND TAX EXEMPT BOND FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                                      SELLING
                                                     ALLEGIANT
                                                     MARYLAND
                                                    TAX EXEMPT    PRO FORMA          PRO FORMA
                                                     BOND FUND   ADJUSTMENTS          (NOTE 1)
                                                    ----------   -----------         ----------
INVESTMENT INCOME:
Interest from unaffiliated issuers                  $2,215,856   $                   $2,215,856
Dividends from unaffiliated issuers                      6,521                            6,521
Interest from affiliated funds
Security lending income
Other
                                                    ----------                       ----------
Total investment income                              2,222,377                        2,222,377
                                                    ----------                       ----------
EXPENSES:
Investment Advisory fees                               297,108     (59,422)(e)          237,686
Administration fees                                     75,732     (40,572)(f)(g)(i)     35,160
Accounting Agent Fees                                   12,002     (12,002)(a)(g)
12b-1 fees:
   Class I
   Class A                                               1,502      (1,322)(d)              180
   Class B
   Class C                                                 250                              250
Transfer Agent fees                                     35,031        (581)(i)           34,450
Audit Fees                                              31,425     (31,425)(g)
Legal Fees                                              35,684     (35,684)(g)
Chief Compliance Officer Fees                           10,251     (10,251)(a)(g)
Custodian fees                                           1,427       1,913(i)             3,340
Professional fees                                                   12,839(g)(i)         12,839
Pricing service fees                                                15,000(i)            15,000
Printing and shareholder reports                        11,355      (8,061)(i)            3,294
Registration and filing fees                                         5,103(i)             5,103
Trustees' fees                                          21,380     (18,023)(I)            3,357
Miscellaneous                                           18,607      (9,461)(g)(i)         9,146
Interest Expense                                            95         (95)(a)
Shareholder servicing fees:
   Class A                                               1,502                            1,502
   Class B
   Class C                                                  83                               83
                                                    ----------   ---------           ----------
Total Expenses                                         553,434    (192,044)             361,390
                                                    ----------   ---------           ----------
LESS:
   Waiver of Investment Advisory fees                 (234,457)    190,015(c)          (44,442)
   Custody Credit                                         (706)        706(a)
   Waiver of 12b1 Fees
      12b1 Class B Waiver
      12b1 Class C Waiver
   Waiver of Shareholder Servicing fee

                                                      SELLING
                                                     ALLEGIANT
                                                     MARYLAND
                                                    TAX EXEMPT    PRO FORMA          PRO FORMA
                                                     BOND FUND   ADJUSTMENTS          (NOTE 1)
                                                    ----------   -----------         ----------
      Shareholder Service Class A Waiver
      Shareholder Service Class B Waiver
      Shareholder Service Class C Waiver
                                                    ----------   ---------           ----------
   Net expenses                                        318,271      (1,323)             316,948
                                                    ----------   ---------           ----------
Net Investment Income                                1,904,106       1,323            1,905,429
                                                    ----------   ---------           ----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized Gain (Loss) on investments sold            37,745                           37,745
Net change in unrealized Appr/Depr on investments    1,277,383                        1,277,383
                                                    ----------                       ----------
Net gain on investments                              1,315,128                        1,315,128
                                                    ----------                       ----------
Net Increase from Payment by Affiliate
                                                    ----------                       ----------
Net Decrease/Increase in Net Assets
  Resulting from Operations                         $3,219,234   $   1,323           $3,220,557
                                                    ==========   =========           ==========

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(c) Adjustment to reflect the adoption of the PNC Fund's voluntary net expense cap of 0.53% and associated advisory fee waivers.

(d) Adjustment reflects the change in the 12b-1 rate of 0.25% (PNC) to 0.03% (Allegiant) for Class A as if it were in effect for the entire period.

(e) Adjustment to reflect the difference in investment advisory fee rates between 0.50% and 0.40% as if the Allegiant Fund's rate was in effect for the entire period.

(f) Adjustment to reflect the Allegiant administration fee rate of 0.0558% as if it were in effect for the entire period.

(g) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

(i)  Allegiant and PNC combined pro forma budget adjustment.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                        PNC NATIONAL TAX-EXEMPT BOND FUND
                   ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                                                    ACQUIRING
                                                    SELLING PNC     ALLEGIANT
                                                     NATIONAL     INTERMEDIATE                           PRO FORMA
                                                    TAX-EXEMPT     TAX EXEMPT     PRO FORMA               COMBINED
                                                     BOND FUND      BOND FUND    ADJUSTMENTS              (NOTE 1)
                                                    -----------   ------------   -----------            -----------
INVESTMENT INCOME:
Interest                                            $2,968,087     $3,053,377    $                      $ 6,021,464
Income from affiliate                                                  13,965                                13,965
Dividends from unaffiliated issuers                      2,288                                                2,288
                                                    ----------     ----------                           -----------
Total investment income                              2,970,375      3,067,342                             6,037,717
                                                    ----------     ----------                           -----------
EXPENSES:
Investment Advisory fees                               421,156        323,573     (121,893)(e)(j)           622,836
Administration fees                                    106,743         44,861      (61,100)(a)(f)(g)(i)      90,504
Accounting Agent Fees                                   16,927                     (16,927)(a)(g)
12b-1 fees:
   Class I                                                             18,212      (18,212)(h)
   Class A                                               1,614          1,358       (1,307)(d)                1,665
   Class B                                                                953         (953)(b)
   Class C                                                 195             40                                   235
Transfer Agent fees                                     27,068         13,071      (26,951)(a)(i)            13,188
Audit Fees                                              31,425                     (31,425)(a)
Chief Compliance Officer Fees                           10,251                     (10,251)(a)
Custodian fees                                           1,989          7,659        1,130(a)(i)             10,778
Legal Fees                                              32,158                     (32,158)(a)
Professional fees                                                      12,202       11,860(a)(i)             24,062
Pricing service fees                                    14,996          8,911      (14,006)(a)(i)             9,901
Printing and shareholder reports                        13,528          5,041       (9,822)(a)(i)             8,747
Registration and filing fees                            (4,694)        23,453        4,500(a)(i)             23,259
Trustees' fees                                          21,381          4,610      (16,916)(a)(i)             9,075
Miscellaneous                                            7,498          2,109           77(a)(g)(i)           9,684
Interest Expense
Shareholder servicing fees:
   Class A                                               1,614         12,269                                13,883
   Class B                                                   -            318         (318)(b)
   Class C                                                  65             13                                    78
                                                    ----------     ----------    ---------              -----------
Total Expenses                                         703,914        478,653     (344,672)                 837,895
                                                    ----------     ----------    ---------              -----------
LESS:
      Custody credit                                    (1,001)                      1,001(a)
      Waiver of Investment Advisory fees              (252,999)       (37,580)     275,008(c)(j)             15,571
      Waiver of 12b1 Fees
         12b1 Class B Waiver
         12b1 Class C Waiver
      Waiver of Shareholder Servicing fee
         Shareholder Service Class A Waiver
         Shareholder Service Class B Waiver

                                                                    ACQUIRING
                                                    SELLING PNC     ALLEGIANT
                                                     NATIONAL     INTERMEDIATE                           PRO FORMA
                                                    TAX-EXEMPT     TAX EXEMPT     PRO FORMA               COMBINED
                                                     BOND FUND      BOND FUND    ADJUSTMENTS              (NOTE 1)
                                                    -----------   ------------   -----------            -----------
         Shareholder Service Class C Waiver
                                                    ----------     ----------    ---------              -----------
   Net expenses                                        449,914        441,073      (68,663)                 837,895
                                                    ----------     ----------    ---------              -----------
Net Investment Income                                2,520,461      2,626,269       68,663                5,199,822
                                                    ----------     ----------    ---------              -----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized Gain (Loss) on investments sold           389,401        438,736                               828,137
Net change in unrealized Appr/Depr on investments    1,213,194        (74,979)                            1,138,215
                                                    ----------     ----------                           -----------
Net gain on investments                              1,602,595        363,757                             1,966,352
                                                    ----------     ----------                           -----------
Net Increase from Payment by Affiliate
Net Decrease/Increase in Net Assets
   Resulting from Operations                         4,123,056     $2,990,026    $  68,663              $ 7,166,174
                                                    ==========     ==========    =========              ===========

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(b) Reflects the exchange of Allegiant Class B Shares into Class A Shares on 4/6/2009.

(c) Adjustment to reflect the adoption of the PNC Fund's voluntary net expense cap of 0.53% and associated advisory fee waivers.

(d) Adjustment reflects the change in the 12b-1 rate of 0.25% (PNC) to 0.03% (Allegiant) for Class A as if it were in effect for the entire period.

(e) Adjustment to reflect the difference in investment advisory fee rates between 0.50% (PNC) and 0.40% (Allegiant) as if the Allegiant Fund's rate was in effect for the entire period.

(f) Adjustment to reflect the Allegiant administration fee rate of 0.0558% as if it were in effect for the entire period.

(g) Reclassify PNC Fund's expense category balances to be consistent with Allegiant expense category.

(h) Adjustment to reflect the elimination of Allegiant Class I 12b-1 rate of 0.03% bps to none as if it were in effect for the entire period. This was effective as of 6/18/2009.

(i)  Allegiant and PNC combined pro forma budget adjustment.

(j) Adjustment to reflect new investment advisory fee rates and voluntary waivers, as applicable, implemented by Allegiant on October 1, 2008, as if they were in effect for the entire period.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                           PNC PRIME MONEY MARKET FUND
                           ALLEGIANT MONEY MARKET FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                                                ACQUIRING
                                                 SELLING PNC    ALLEGIANT                                PRO FORMA
                                                 PRIME MONEY   MONEY MARKET   PRO FORMA                   COMBINED
                                                 MARKET FUND      FUND       ADJUSTMENTS                  (NOTE 1)
                                                 -----------   -----------   -----------                -----------
INVESTMENT INCOME:
Interest                                         $12,252,351   $51,068,895   $                          $63,321,246
Income from affiliate                                              558,467                                  558,467
Dividends from unaffiliated issuers                1,010,472                                              1,010,472
Security lending income                                4,913                                                  4,913
                                                 -----------   -----------
Total investment income                           13,267,736    51,627,362                               64,895,098
                                                 -----------   -----------                              -----------
EXPENSES:
Investment Advisory fees                           1,747,463     8,148,392      (538,400)(e)(j)           9,357,455
Administration fees                                  875,186     1,774,709      (544,104)(a)(f)(g)(i)     2,105,791
Accounting agent fees                                139,838                    (139,838)(a)(g)
12b-1 fees:
   Class I                                                --       598,199      (598,199)(h)
   Class A                                           247,375       205,205      (452,580)(d)(k)
   Class B                                                --         5,136        (5,136)(b)
   Class C                                               743         1,301          (743)(k)                  1,301
Transfer Agent fees                                   66,249       341,293      (136,372)(a)(i)             271,170
Audit Fees                                            30,705                     (30,705)(a)
Legal fees                                            71,308                     (71,308)(a)
Chief Compliance Officer fees                         10,251                     (10,251)(a)
Custodian fees                                        17,102       122,832       (13,959)(a)(i)             125,975
Professional fees                                         --       307,911         49,945(a)(i)             357,856
Pricing service fees                                  10,528         2,963        (8,706)(a)(i)               4,785
Printing and shareholder reports                      58,221        87,554       (77,811)(a)(i)              67,964
Registration and filing fees                        (12,638)        74,999       (23,406)(a)(i)              38,955
Trustees' fees                                        24,380       202,424       (47,660)(a)(i)             179,144
Temporary Guarantee Program Participation fee        195,718       904,980                                1,100,698
Miscellaneous                                         44,033        32,232        (1,752)(a)(g)(i)           74,513
Interest Expense                                       2,000                      (2,000)(a)
Shareholder servicing fees:
   Class A                                           372,089     1,939,696           590 (k)              2,312,375
   Class B                                                           1,712        (1,712)(b)
   Class C                                               350           435          (351)(k)                    434
                                                 -----------   -----------   -----------                -----------
Total Expenses                                     3,900,901    14,751,973    (2,654,458)                15,998,416
                                                 -----------   -----------   -----------                -----------
LESS:
   Waiver of Investment Advisory fees               (277,657)     (536,917)      814,574 (c)(j)
   Custody credit                                     (8,306)                      8,306 (a)
   Waiver of 12b1 Fees
      12b1 Class B Waiver                                           (2,039)        2,039 (b)
      12b1 Class C Waiver                               (496)         (630)         (176)(k)(m)              (1,302)

   Waiver of Shareholder Servicing fee
      Shareholder Service Class A Waiver             (14,385)     (537,451)   (1,760,537)(l)             (2,312,373)
      Shareholder Service Class B Waiver                              (346)          346 (b)
      Shareholder Service Class C Waiver                 (13)         (145)         (276)(l)                   (434)
                                                 -----------   -----------   -----------                -----------
   Net expenses                                    3,600,044    13,674,445    (3,590,182)                13,684,307
                                                 -----------   -----------   -----------                -----------
Net Investment Income                              9,667,692    37,952,917     3,590,182                 51,210,791
                                                 -----------   -----------   -----------                -----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized Gain (Loss) on investments sold                       102,450                                  102,450
Net change in unrealized Appr/Depr on
   investments
                                                               -----------                              -----------
Net gain on investments                                            102,450                                  102,450
                                                               -----------                              -----------
Net Increase from Payment by Affiliate                           1,700,209                                1,700,209
                                                 -----------   -----------   -----------                -----------
Net Decrease/Increase in Net Assets
  Resulting from Operations                      $ 9,667,692   $39,755,576   $ 3,590,182                $53,013,450
                                                 ===========   ===========   ===========                ===========

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(b) Reflects the exchange of Allegiant Class B Shares into Class A Shares on 4/6/2009.

(c) Adjustment reflects the elimination of PNC Prime Money Market Fund voluntary net expense cap of 0.40% and associated advisory fee waivers.

(d) Adjustment reflects the voluntary waiver of the 12b-1 fee rate of 0.03% for Class A as if it were in effect for the entire period.

(e) Adjustment to reflect the same investment advisory fee rate of 0.25% as if it were in effect for the entire period.

(f) Adjustment to reflect the Allegiant administration fee rate of 0.0558% as if it were in effect for the entire period.

(g) Reclassify PNC Fund's expense category balances to be consistent with Allegiant expense category.

(h) Adjustment to reflect the elimination of Allegiant Class I 12b-1 rate of 0.03% bps to none as if it were in effect for the entire period. This was effective as of 6/18/2009.

(i) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

(i)  Allegiant and PNC combined pro forma budget adjustment.

(j) Adjustment to reflect new contractual and actual investment advisory fee rates and voluntary waivers, as applicable, implemented by Allegiant on October 1, 2008, as if they were in effect for the entire period.

(k)  Reflects PNC Class C merging into Allegiant Class A

(l) Adjustment to reflect the Allegiant shareholder services fee voluntary waiver/reimbursement rate of 0.25% as at May 31, 2009 as if it were in effect for entire period.

(m) Adjustment reflects the Allegiant Class C 12b-1 fee voluntary waiver/reimbursement rate of 0.75% as at May 31, 2009 as if it were in effect for entire period.


SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                    PNC TAX-EXEMPT LIMITED MATURITY BOND FUND
                 ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                                   SELLING
                                                  ALLEGIANT
                                                  TAX EXEMPT
                                                   LIMITED
                                                   MATURITY     PRO FORMA             PRO FORMA
                                                  BOND FUND    ADJUSTMENTS             (NOTE 1)
                                                 -----------   -----------           ----------
INVESTMENT INCOME:
Interest from unaffiliated issuers               $ 2,172,120   $                     $2,172,120
Dividends from unaffiliated issuers                    2,222                              2,222
Interest from affiliated funds
Security lending income
                                                 -----------                         ----------
Total investment income                            2,174,342                          2,174,342
                                                 -----------                         ----------
EXPENSES:
Investment Advisory fees                             343,562       (68,712)(e)          274,850
Administration fees                                   87,345       (46,955)(f)(g)(i)     40,390
Accounting Agent Fees                                 13,788       (13,788)(a)(g)
12b-1 fees:
   Class I
   Class A                                             2,163        (1,903)(d)              260
   Class B
   Class C                                               362                                362
Transfer Agent fees                                   26,974          (892)(i)           26,082
Audit Fees                                            31,425       (31,425)(g)
Legal Fees                                            32,158       (32,158)(g)
Chief Compliance Officer Fees                         10,251       (10,251)(a)(g)
Custodian fees                                         1,503         2,508 (i)            4,011
Professional fees                                                   13,870 (g)(i)        13,870
Pricing service fees                                                12,600 (i)           12,600
Printing and shareholder reports                      12,212       (8,410) (i)            3,802
Registration and filing fees                                         7,776 (i)            7,776
Trustees' fees                                        21,381       (17,499)(i)            3,882
Miscellaneous                                         16,779        (6,635)(g)(i)        10,144
Interest Expense
Shareholder servicing fees:
   Class A                                             2,163                              2,163
   Class B
   Class C                                               120             1                  121
                                                 -----------   -----------           ----------
Total Expenses                                       602,186      (201,873)             400,313
                                                 -----------   -----------           ----------
LESS:
   Waiver of Investment Advisory fees               (232,423)      199,192 (c)          (33,231)
   Custody Credit                                       (779)          779 (a)
   Waiver of 12b1 Fees
      12b1 Class B Waiver
      12b1 Class C Waiver
   Waiver of Shareholder Servicing fee

      Shareholder Service Class A Waiver
      Shareholder Service Class B Waiver
      Shareholder Service Class C Waiver
                                                 -----------   -----------           ----------
Net expenses                                         368,984        (1,902)             367,082
                                                 -----------   -----------           ----------
Net Investment Income                              1,805,358         1,902            1,807,260
                                                 -----------   -----------           ----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized Gain (Loss) on investments sold         285,118                            285,118
Net change in unrealized Appr/Depr on
   investments                                     1,046,948                          1,046,948
                                                 -----------                         ----------
Net gain on investments                            1,332,066                          1,332,066
                                                 -----------                         ----------
Net Increase from Payment by Affiliate
Net Decrease/Increase in Net Assets
   Resulting from Operations                     $ 3,137,424   $     1,902           $3,139,326
                                                 ===========   ===========           ==========

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(c) Adjustment to reflect the adoption of the PNC Fund's voluntary net expense cap of 0.53% and associated advisory fee waivers.

(d) Adjustment reflects the change in the 12b-1 rate of 0.25% (PNC) to 0.03% (Allegiant) for Class A as if it were in effect for the entire period.

(e) Adjustment to reflect the difference in investment advisory fee rates between 0.50% (PNC) and 0.40% (Allegiant) as if the Allegiant Fund's rate was in effect for the entire period.

(f) Adjustment to reflect the Allegiant administration fee rate of 0.0558% as if it were in effect for the entire period.

(g) Reclassify PNC Fund's expense category balances to be consistent with Allegiant expense category.

(i)  Allegiant and PNC combined pro forma budget adjustment.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                        PNC TAX-EXEMPT MONEY MARKET FUND
                     ALLEGIANT TAX EXEMPT MONEY MARKET FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                                                   ACQUIRING
                                                    SELLING PNC    ALLEGIANT
                                                     TAX EXEMPT    TAX EXEMPT                               PRO FORMA
                                                       MONEY         MONEY        PRO FORMA                  COMBINED
                                                    MARKET FUND   MARKET FUND    ADJUSTMENTS                 (NOTE 1)
                                                    -----------   ------------   -----------               -----------
INVESTMENT INCOME:
Interest from unaffiliated issuers                  $3,972,354     $14,887,396   $                         $18,859,750
Income from affiliate                                                   80,838                                  80,838
Dividends from unaffiliated issuers                     13,925         282,826                                 296,751
Other
                                                    ----------     -----------                             -----------
Total investment income                              3,986,279      15,251,060                              19,237,339
                                                    ----------     -----------                             -----------
EXPENSES:
Investment Advisory fees                               747,128       2,063,897      (149,425)(e) (j)         2,661,600
Administration fees                                    375,018         604,551      (229,121)(a)(f)(g)(i)      750,448
Accounting agent fees                                   60,164                       (60,164)(a)(g)
12b-1 fees:
   Class I                                                             240,246      (240,246)(h)
   Class A                                               3,190          45,021         1,694(d)(k)              49,905
   Class C                                                   8                            (8)(k)
Transfer Agent fees                                     23,825         110,597       (40,213)(a)(i)             94,209
Audit Fees                                              30,345                       (30,345)(a)
Legal Fees                                              43,144                       (43,144)(a)
Chief Compliance Officer fees                           10,251                       (10,251)(g)
Custodian fees                                           7,670          50,189          (592)(a)(i)             57,267
Professional fees                                                      105,992        39,789 (a)(i)            145,781
Pricing service fees                                    19,083          15,380        (6,015)(a)(i)             28,448
Printing and shareholder reports                        33,609          26,024       (32,638)(a)(i)             26,995
Registration and filing fees                            (1,123)         40,491       (13,705)(a)(i)             25,663
Trustees' fees                                          21,380          67,666       (17,955)(a)(i)             71,091
Temporary Guarantee Program Participation fee           78,293         293,196                                 371,489
Miscellaneous                                           18,893           7,980         8,142(a)(g)(i)           35,015
Interest Expense
Shareholder servicing fees:
   Class A                                               3,977         411,893             4(k)                415,874
   Class B
   Class C                                                   3                            (3)(k)
                                                    ----------     -----------   -----------               -----------
Total Expenses                                       1,474,858       4,083,123      (824,196)                4,733,785
                                                    ----------     -----------   -----------               -----------
LESS:
   Waiver of Investment Advisory fees                 (192,582)       (515,974)       43,156(c)(j)            (665,400)
   Custody credit                                       (3,574)                        3,574(a)
   Waiver of 12b1 Fees
      12b1 Class B Waiver
      12b1 Class C Waiver                                   (5)                            5(k)
   Waiver of Shareholder Servicing fee
      Shareholder Service Class A Waiver                  (736)        (92,270)     (322,868)(h)(k)           (415,874)
      Shareholder Service Class B Waiver

                                                                   ACQUIRING
                                                    SELLING PNC    ALLEGIANT
                                                     TAX EXEMPT    TAX EXEMPT                               PRO FORMA
                                                       MONEY         MONEY        PRO FORMA                  COMBINED
                                                    MARKET FUND   MARKET FUND    ADJUSTMENTS                 (NOTE 1)
                                                    -----------   ------------   -----------               -----------
      Shareholder Service Class C Waiver
                                                     ----------   -----------    -----------               -----------
   Net expenses                                       1,277,961     3,474,879     (1,100,329)                3,652,511
                                                     ----------   -----------    -----------               -----------
Net Investment Income                                 2,708,318    11,776,181      1,100,329                15,584,828
                                                     ----------   -----------    -----------               -----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized Gain (Loss) on investments sold              6,275                                                  6,275
Net change in unrealized Appr/Depr on investments
                                                     ----------                                            -----------
Net gain on investments                                   6,275                                                  6,275
                                                     ----------                                            -----------
Net Increase from Payment by Affiliate
                                                     ----------   -----------    -----------               -----------
Net Decrease/Increase in Net Assets
   Resulting from Operations                         $2,714,593   $11,776,181    $ 1,100,329               $15,591,103
                                                     ==========   ===========    ===========               ===========

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(c) Adjustment to reflect the elimination of the PNC Tax Exempt Money Fund voluntary net expense cap of 0.40% and it reflects the Allegiant advisory fee waiver of 0.05% as it had been in effect for the entire period.

(d) Adjustment reflects the change in the 12b-1 rate of 0.25% (PNC) to 0.03% (Allegiant) for Class A as if it were in effect for the entire period.

(e) Adjustment to reflect the difference in investment advisory fee rates between 0.25% (PNC)and 0.20% (Allegiant) as if the Allegiant Fund's rate was in effect for the entire period.

(f) Adjustment to reflect the Allegiant administration fee rate of 0.0558% as if it were in effect for the entire period.

(g) Reclassify PNC Fund's expense category balances to be consistent with Allegiant expense category.

(h) Adjustment to reflect the elimination of Allegiant Class I 12b-1 rate of 0.03% bps to none as if it were in effect for the entire period. This was effective as of 6/18/2009.

(i)  Allegiant and PNC combined pro forma budget adjustment.

(j) Adjustment to reflect new contractual and actual investment advisory fee rates and voluntary waivers, as applicable, implemented by Allegiant on October 1, 2008, as if they were in effect for the entire period.

(k)  Reclassify PNC Class C merging into Allegiant Class A.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                           PNC TOTAL RETURN BOND FUND
                      ALLEGIANT TOTAL RETURN ADVANTAGE FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                                                      ACQUIRING
                                                     SELLING PNC      ALLEGIANT                               PRO FORMA
                                                    TOTAL RETURN    TOTAL RETURN     PRO FORMA                COMBINED
                                                      BOND FUND    ADVANTAGE FUND   ADJUSTMENTS               (NOTE 1)
                                                    ------------   --------------   -----------             ------------
INVESTMENT INCOME:
Dividends from unaffiliated issuers                  $   10,749     $   137,819    $                       $   148,568
Dividends from affiliated issuers                        14,169                                                 14,169
Interest                                              6,103,669      16,619,870                             22,723,539
Interest  from affiliated issuers                                       110,218                                110,218
Security lending income from non-affiliated
   investments                                           32,834          55,156                                 87,990
Security lending income from affiliated
   investments                                                          193,330                                193,330
Other
                                                     ----------     -----------                            -----------
Total investment income                               6,161,421      17,116,393                             23,277,814
                                                     ----------     -----------                            -----------
EXPENSES:
Investment Advisory fees                                404,335       1,337,200     (145,825)(e)(j)          1,595,710
Administration fees                                     145,860         171,101      (89,976)(a)(f)(g)(i)      226,985
Accounting Agent Fees                                    23,296                      (23,296)(a)(g)
12b-1 fees:
   Class I                                                               72,085      (72,085)(h)
   Class A                                                1,456           2,752       (1,003)(d)                 3,205
   Class B                                                                6,981       (6,981)(b)
   Class C                                                1,150           1,455                                  2,605
Transfer Agent fees                                      52,900         202,682     (152,991)(a)(i)            102,591
Audit Fees                                               31,785                      (31,785)(a)
Legal Fees                                               51,414                      (51,414)(a)
Chief Compliance Officer Fees                            10,251                      (10,251)(a)
Custodian fees                                            2,779          35,032      (12,737)(a)(i)             25,074
Professional Fees                                                        35,829         1,001(a)(i)             36,830
Pricing Services fees                                    24,748          24,210      (24,688)(a)(i)             24,270
Printing and shareholder reports                         15,460          21,329      (21,801)(a)(i)             14,988
Registration and filing fees                             (3,594)         43,526       (9,620)(a)(i)             30,312
Trustees' Fees                                           21,381          19,887      (25,687)(a)(i)             15,581
Interest Expense                                            131                         (131)(a)
Miscellaneous                                             9,387           4,177       (1,889)(a)(g)(i)          11,675
Shareholder servicing fees:
  Class A                                                 1,456          25,251                                 26,707
  Class B                                                                 2,327       (2,327)(b)
  Class C                                                   384             485                                    869
                                                     ----------     -----------    ---------               -----------
Total Expenses                                          794,579       2,006,309     (683,486)                2,117,402
                                                     ----------     -----------    ---------               -----------
LESS:
   Waiver of Investment Advisory fees                  (176,484)       (199,856)      376,340(c)(j)
   Custody Credit                                        (1,370)                        1,370(a)
   Waiver of 12b1 Fees
      12b1 Class B Waiver

                                                                      ACQUIRING
                                                     SELLING PNC      ALLEGIANT                               PRO FORMA
                                                    TOTAL RETURN    TOTAL RETURN     PRO FORMA                COMBINED
                                                      BOND FUND    ADVANTAGE FUND   ADJUSTMENTS               (NOTE 1)
                                                    ------------   --------------   -----------             ------------
      12b1 Class C Waiver
   Waiver of Shareholder Servicing fee
      Shareholder Service Class A Waiver
      Shareholder Service Class B Waiver
      Shareholder Service Class C Waiver
                                                     -----------    -------------   -----------             ------------
   Net expenses                                         616,725        1,806,453       (305,776)               2,117,402
                                                     -----------    -------------   -----------             ------------
Net Investment Income                                 5,544,696       15,308,939        305,776               21,159,411
                                                     -----------    -------------   -----------             ------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized Gain (Loss) on investments sold            653,984      (21,641,038)                            (20,987,054)
Net realized Gain (Loss) on foreign currency
   transactions                                                         (119,576)                               (119,576)
Net change in unrealized Appr/Depr on investments     2,600,362       (2,786,852)                               (186,490)
                                                     -----------    -------------                           ------------
Net gain on investments                               3,254,346      (24,547,466)                            (21,293,120)
                                                     -----------    -------------                           ------------
Net Increase from Payment by Affiliate
                                                     -----------    -------------   -----------             ------------
Net Decrease/Increase in Net Assets
   Resulting from Operations                         $8,799,042      ($9,238,527)   $   305,776                ($133,709)
                                                     ===========    =============   ===========             ============

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(b) Reflects the exchange of Allegiant Class B Shares into Class A Shares on 4/6/2009.

(c) Adjustment to reflect the elimination of PNC Total Return Bond Fund voluntary net expense cap of 0.53% and associated advisory fee waivers.

(d) Adjustment reflects the change in the 12b-1 rate of 0.25% (PNC) to 0.03% (Allegiant) for Class A as if it were in effect for the entire period.

(e) Adjustment to reflect the difference in investment advisory fee rates between 0.35% (PNC) and 0.40% (Allegiant) as if the Allegiant Fund's rate was in effect for the entire period.

(f) Adjustment to reflect the Allegiant administration fee rate of 0.0558% as if it were in effect for the entire period.

(g) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

(h) Adjustment to reflect the elimination of Allegiant Class I 12b-1 rate of 0.03% bps to none as if it were in effect for the entire period. This was effective as of 6/18/2009.

(i)  Allegiant and PNC combined pro forma budget adjustment.

(j) Adjustment to reflect new investment advisory fee rates and voluntary waivers implemented by Allegiant on October 1, 2008, as if they were in effect for the entire period.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

NOTES TO PROFORMA COMBINING FINANCIAL STATEMENTS

MAY 31, 2009

(UNAUDITED)

1) DESCRIPTION OF THE FUNDS

EACH ALLEGIANT FUND ("ACQUIRING FUND") BELOW IS A SERIES OF THE ALLEGIANT FUNDS AND IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AS AN OPEN-END, DIVERSIFIED INVESTMENT COMPANY. THE ACQUIRING FUND CONSISTS OF UP TO THREE CLASSES OF SHARES: CLASS A, CLASS C AND CLASS I. EACH PNC FUND ("SELLING FUND") BELOW IS A SERIES OF THE PNC FUNDS AND IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AS AN OPEN-END, DIVERSIFIED INVESTMENT COMPANY. THE SELLING FUND CONSISTS OF UP TO THREE CLASSES OF SHARES: CLASS A, CLASS C AND CLASS I. ALL SHAREHOLDERS BEAR THE COMMON EXPENSES OF THE FUND BASED ON THE DAILY NET ASSETS OF EACH CLASS, WITHOUT DISTINCTION BETWEEN SHARE CLASSES. DIVIDENDS ARE DECLARED SEPARATELY FOR EACH CLASS. DIFFERENCES IN PER SHARE DIVIDEND RATES ARE GENERALLY DUE TO DIFFERENCES IN SEPARATE CLASS EXPENSES.

              PNC FUNDS                               ALLEGIANT FUNDS
           (SELLING FUND)                             (ACQUIRING FUND)
---------------------------------          -------------------------------------
PNC CAPITAL OPPORTUNITIES FUND      INTO   ALLEGIANT SMALL CAP CORE FUND*
      A Shares                                A Shares
      C Shares                                C Shares
      Institutional Shares                    I Shares
PNC GOVERNMENT MONEY MARKET FUND    INTO   ALLEGIANT GOVERNMENT MONEY MARKET FUND*
      A Shares                                A Shares
      C Shares                                A Shares
      Institutional Shares                    I Shares
PNC INTERNATIONAL EQUITY FUND       INTO   ALLEGIANT INTERNATIONAL EQUITY FUND*
      A Shares                                A Shares
      C Shares                                C Shares
      Institutional Shares                    I Shares
PNC LIMITED MATURITY BOND FUND      INTO   ALLEGIANT LIMITED MATURITY BOND FUND*
      A Shares                                A Shares
      C Shares                                C Shares
      Institutional Shares                    I Shares
PNC MARYLAND TAX-EXEMPT BOND FUND*  INTO   ALLEGIANT MARYLAND TAX EXEMPT BOND
                                              FUND(1)
      A Shares                                A Shares
      C Shares                                C Shares
      Institutional Shares                    I Shares
PNC NATIONAL TAX-EXEMPT BOND FUND*  INTO   ALLEGIANT INTERMEDIATE TAX EXEMPT
                                              BOND FUND
      A Shares                                A Shares
      C Shares                                C Shares

              PNC FUNDS                                 ALLEGIANT FUNDS
           (SELLING FUND)                              (ACQUIRING FUND)
------------------------------------          ----------------------------------
      Institutional Shares                       I Shares

PNC PRIME MONEY MARKET FUND            INTO   ALLEGIANT MONEY MARKET FUND*
      A Shares                                   A Shares
      C Shares                                   A Shares
      Institutional Shares                       I Shares
PNC TAX-EXEMPT LIMITED MATURITY BOND   INTO   ALLEGIANT TAX EXEMPT LIMITED
   FUND*                                         MATURITY BOND FUND(1)
      A Shares                                   A Shares
      C Shares                                   C Shares
      Institutional Shares                       I Shares
PNC TAX-EXEMPT MONEY MARKET FUND       INTO   ALLEGIANT TAX EXEMPT MONEY MARKET
                                                 FUND*
      A Shares                                   A Shares
      C Shares                                   A Shares
      Institutional Shares                       I Shares
PNC TOTAL RETURN BOND FUND*           INTO   ALLEGIANT TOTAL RETURN ADVANTAGE
                                                 FUND
      A Shares                                   A Shares
      C Shares                                   C Shares
      Institutional Shares                       I Shares

(1)  The Acquiring Fund is a newly registered "shell fund" of Allegiant Funds.

Accounting and Performance Survivor is highlighted in gray*

2) BASIS OF COMBINATION

THE ACCOMPANYING PRO FORMA FINANCIAL STATEMENTS ARE PRESENTED TO SHOW THE EFFECT OF THE PROPOSED ACQUISITION OF EACH SELLING FUND BY THE ACQUIRING FUND AS IF SUCH ACQUISITION HAD TAKEN PLACE AS OF JUNE 1, 2008.

UNDER THE TERMS OF THE PLAN OF REORGANIZATION, THE COMBINATION OF THE SELLING FUNDS AND ACQUIRING FUND WILL BE ACCOUNTED FOR BY THE METHOD OF ACCOUNTING FOR TAX-FREE MERGERS OF INVESTMENT COMPANIES. THE ACQUISITION WOULD BE ACCOMPLISHED BY AN ACQUISITION OF THE NET ASSETS OF THE SELLING FUNDS IN EXCHANGE FOR SHARES OF THE ACQUIRING FUND AT NET ASSET VALUE. THE PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AND THE RELATED PRO FORMA STATEMENT OF OPERATIONS OF THE SELLING FUNDS AND ACQUIRING FUND HAVE BEEN COMBINED AS OF AND FOR THE TWELVE MONTHS ENDED MAY 31, 2009. FOLLOWING THE ACQUISITION, THE ACQUIRING FUND WILL BE THE ACCOUNTING AND PERFORMANCE SURVIVOR WITH THE EXCEPTION OF THE FOLLOWING SELLING FUNDS WHICH WILL REMAIN ACCOUNTING AND PERFORMANCE SURVIVORS: PNC TOTAL RETURN BOND FUND, PNC NATIONAL TAX-EXEMPT BOND FUND, PNC MARYLAND TAX-EXEMPT BOND FUND AND THE PNC TAX-EXEMPT LIMITED MATURITY BOND FUND. IN ACCORDANCE WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA, THE HISTORICAL COST OF INVESTMENT SECURITIES WILL BE CARRIED FORWARD TO THE ACQUIRING FUND AND THE RESULTS OF OPERATIONS FOR PRE-COMBINATION PERIODS OF THE ACQUIRING FUND WILL NOT BE RESTATED.

THE ACCOMPANYING PRO FORMA FINANCIAL STATEMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS OF THE ACQUIRING FUND AND SELLING FUNDS INCLUDED IN THEIR RESPECTIVE ANNUAL REPORTS DATED MAY 31, 2009.

3) PORTFOLIO VALUATION

INVESTMENT SECURITIES THAT ARE LISTED ON A SECURITIES EXCHANGE OR QUOTED ON A NATIONAL MARKET SYSTEM, AND FOR WHICH MARKET QUOTATIONS ARE READILY AVAILABLE, ARE VALUED AT THE LAST QUOTED SALES PRICE AT THE OFFICIAL CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE ("NYSE"), (NORMALLY 4:00 P.M. EASTERN TIME). SECURITIES QUOTED ON THE NASDAQ(R) NATIONAL MARKET SYSTEM ARE VALUED AT THE OFFICIAL CLOSING PRICE. OTHER SECURITIES TRADED ON OVER-THE-COUNTER MARKETS ARE VALUED ON THE BASIS OF THEIR CLOSING OVER-THE-COUNTER BID PRICES. IF, IN THE CASE OF A SECURITY THAT IS VALUED AT LAST SALE, THERE IS NO SUCH REPORTED SALE, THESE SECURITIES (PARTICULARLY FIXED INCOME SECURITIES) AND UNLISTED SECURITIES FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE, ARE VALUED AT THE BID PRICES. THE ALLEGIANT FUNDS, UNDER SUPERVISION OF THE BOARD OF TRUSTEES, RESERVE THE RIGHT TO ALTERNATIVELY UTILIZE THE MEAN BETWEEN THE MOST RECENT BID AND ASKED PRICES, SHOULD SUCH PRICES BE DETERMINED TO MORE ACCURATELY REPRESENT VALUATION. HOWEVER, CERTAIN FIXED INCOME PRICES FURNISHED BY PRICING SERVICES MAY BE BASED ON METHODS WHICH INCLUDE CONSIDERATION OF YIELDS OR PRICES OF BONDS OF COMPARABLE QUALITY, STABILITY, RISK, COUPON, MATURITY, TYPE, TRADING CHARACTERISTICS AND OTHER MARKET DATA OR FACTORS; INDICATIONS AS TO VALUES FROM DEALERS OR OTHER FINANCIAL INSTITUTIONS THAT TRADE THE SECURITIES; AND GENERAL MARKET CONDITIONS. THE PRICING SERVICES MAY ALSO EMPLOY ELECTRONIC DATA PROCESSING TECHNIQUES AND MATRIX SYSTEMS, WHICH INCORPORATE DEALER-SUPPLIED VALUATIONS, TO DETERMINE VALUE. SHORT-TERM OBLIGATIONS WITH MATURITIES OF 60 DAYS OR LESS WHEN PURCHASED ARE VALUED AT AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE. SHORT-TERM OBLIGATIONS WITH GREATER THAN 60 DAYS TO MATURITY WHEN PURCHASED, ARE VALUED AT MARK-TO-MARKET UNTIL THE 60TH DAY BEFORE MATURITY; THEN VALUED AT AMORTIZED COST TO MATURITY.

NON-MUTUAL FUND SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES ARE VALUED AT AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE, WITH THE EXCEPTION OF ATLANTIC EAST FUNDING WHICH IS FAIR VALUED UNDER DIRECTION OF THE PNC FUNDS BOARD OF DIRECTORS.

FUTURES AND FORWARD CURRENCY CONTRACTS ARE VALUED AT THE DAILY QUOTED SETTLEMENT PRICES.

FOREIGN SECURITIES ARE VALUED BASED UPON QUOTATIONS FROM THE PRIMARY MARKET IN WHICH THEY ARE TRADED, AND ARE TRANSLATED FROM THE LOCAL CURRENCY INTO U.S. DOLLARS USING CURRENT EXCHANGE RATES. FOREIGN SECURITIES MAY TRADE ON WEEKENDS OR OTHER DAYS WHEN A FUND DOES NOT CALCULATE NET ASSET VALUE. AS A RESULT, THE MARKET VALUE OF THESE INVESTMENTS MAY CHANGE ON DAYS WHEN YOU CANNOT BUY OR SELL SHARES OF A FUND.

INVESTMENTS IN MUTUAL FUNDS ARE VALUED AT THEIR RESPECTIVE NET ASSET VALUES AS DETERMINED BY THOSE FUNDS EACH BUSINESS DAY.

ASSETS MAY BE VALUED AT FAIR VALUE AS DETERMINED IN GOOD FAITH BY OR UNDER THE DIRECTION OF THE ALLEGIANT FUNDS' AND PNC FUNDS' RESPECTIVE BOARD OF TRUSTEES AND BOARD OF DIRECTORS. FAIR VALUATION MOST COMMONLY OCCURS WITH FOREIGN SECURITIES. MARKET QUOTES ARE CONSIDERED NOT READILY AVAILABLE IN CIRCUMSTANCES WHERE THERE IS AN ABSENCE OF CURRENT OR RELIABLE MARKET-BASED DATA (E.G., TRADE INFORMATION, BID/ASKED INFORMATION, BROKER QUOTES), INCLUDING WHERE EVENTS OCCUR AFTER THE CLOSE OF THE RELEVANT MARKET, BUT PRIOR TO THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE, THAT MATERIALLY AFFECT THE VALUES OF A FUND'S SECURITIES OR ASSETS. IN ADDITION, MARKET QUOTES ARE CONSIDERED NOT READILY AVAILABLE WHEN, DUE TO EXTRAORDINARY CIRCUMSTANCES,

THE EXCHANGES OR MARKETS ON WHICH THE SECURITIES TRADE, DO NOT OPEN FOR TRADING THE ENTIRE DAY AND NO OTHER MARKET PRICES ARE AVAILABLE. SIGNIFICANT EVENTS (E.G., MOVEMENT IN THE U.S. SECURITIES MARKET, OR OTHER REGIONAL AND LOCAL DEVELOPMENTS) MAY OCCUR BETWEEN THE TIME THAT FOREIGN MARKETS CLOSE (WHERE THE SECURITY IS PRINCIPALLY TRADED) AND THE TIME THAT THE FUND CALCULATES ITS NET ASSET VALUE ("NAV") (GENERALLY, THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE) THAT MAY IMPACT THE VALUE OF SECURITIES TRADED IN THESE FOREIGN MARKETS. IN THESE CASES, INFORMATION FURNISHED BY AN INDEPENDENT PRICING SERVICE MAY BE UTILIZED TO ADJUST CLOSING MARKET PRICES OF CERTAIN FOREIGN COMMON STOCKS TO REFLECT THEIR FAIR VALUE. BECAUSE THE FREQUENCY OF SIGNIFICANT EVENTS IS NOT PREDICTABLE, FAIR VALUATION OF CERTAIN SECURITIES MAY OCCUR ON A FREQUENT BASIS. WHEN FAIR VALUE PRICING IS EMPLOYED, THE PRICES OF SECURITIES USED BY A FUND TO CALCULATE ITS NAV MAY DIFFER FROM QUOTED OR PUBLISHED PRICES FOR THE SAME SECURITY.

IN ACCORDANCE WITH THE FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") ISSUED STATEMENT NO. 157 FAIR VALUE MEASUREMENTS ("STATEMENT 157"), FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN AN ORDERLY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL MARKET, OR IN THE ABSENCE OF A PRINCIPAL MARKET, THE MOST ADVANTAGEOUS MARKET FOR THE INVESTMENT. ACCORDING TO STATEMENT 157, VALUATION TECHNIQUES SHOULD MAXIMIZE THE USE OF OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

INVESTMENT ASSETS REPORTED AT FAIR VALUE ARE CLASSIFIED BASED ON THE LOWEST LEVEL INPUT THAT IS SIGNIFICANT TO FAIR VALUE. THESE INPUTS ARE SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

-    LEVEL 1 -- QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL SECURITIES

- LEVEL 2 -- OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR SECURITIES, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISK, ETC.).

- LEVEL 3 -- SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE MARKET VALUE TABLE WHICH ILLUSTRATES THE VALUATION HIERARCHY OF THE FUND'S SECURITIES AND OTHER ASSETS AS OF MAY 31, 2009 CAN BE FOUND AT THE END OF EACH FUND'S SCHEDULE OF INVESTMENTS.

4) CAPITAL SHARES

THE PRO FORMA NET ASSET VALUE PER SHARE ASSUMES THE ISSUANCE OF ADDITIONAL SHARES OF THE ACQUIRING FUND THAT WOULD HAVE BEEN ISSUED AT MAY 31, 2009 IN CONNECTION WITH THE PROPOSED REORGANIZATION. THE PRO FORMA NUMBER OF SHARES OUTSTANDING CONSISTS OF SHARES ASSUMED ISSUED IN THE REORGANIZATION PLUS SHARES OF THE ACQUIRED FUND AT MAY 31, 2009. EACH MAY BE FOUND IN THE STATEMENT OF ASSETS AND LIABILITIES.

5) PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS


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THE UNAUDITED PRO FORMA ADJUSTMENTS AND UNAUDITED PRO FORMA COMBINED COLUMNS OF
THE STATEMENT OF OPERATIONS REFLECT THE ADJUSTMENTS NECESSARY TO SHOW EXPENSES AT THE RATES WHICH WOULD HAVE BEEN IN EFFECT IF THE SELLING FUND WAS INCLUDED IN THE ACQUIRING FUND FOR THE YEAR ENDED MAY 31, 2009.

THE UNAUDITED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AND SCHEDULES OF INVESTMENTS GIVE EFFECT TO THE PROPOSED TRANSFER OF SUCH ASSETS AS IF THE REORGANIZATION HAD OCCURRED MAY 31, 2009.

THE UNAUDITED PRO FORMA COMBINED SCHEDULES AND FINANCIAL STATEMENTS ARE PRESENTED FOR INFORMATIONAL PURPOSES ONLY AND DO NOT PURPORT TO BE INDICATIVE OF THE FINANCIAL CONDITION THAT ACTUALLY WOULD HAVE RESULTED IF THE REORGANIZATION HAD BEEN CONSUMMATED ON MAY 31, 2009. THESE PRO FORMA NUMBERS HAVE BEEN ESTIMATED IN GOOD FAITH BASED ON INFORMATION REGARDING THE SELLING FUNDS AND THE ACQUIRING FUNDS FOR THE TWELVE MONTHS ENDED MAY 31, 2009. THE UNAUDITED PRO FORMA COMBINED SCHEDULES AND FINANCIAL STATEMENTS REFLECT MATERIAL CHANGES TO THE EXPENSE STRUCTURE GOING FORWARD AS IF THEY HAD BEEN IN EFFECT DURING THE FISCAL YEAR ENDED MAY 31, 2009, INCLUDING INCORPORATING CHANGES WHICH MAY HAVE OCCURRED AFTER MAY 31, 2009. THESE CHANGES ARE FOOTNOTED WITHIN EACH SCHEDULE AND INCLUDE, BUT ARE NOT LIMITED TO, A FEW NOTABLE EXAMPLES: (I) THE ELIMINATION OF THE ACQUIRING FUNDS 12B-1 PLAN IN CLASS I AS OF JUNE 18, 2009; (II) NEW INVESTMENT ADVISORY FEE RATES AND VOLUNTARY WAIVERS IMPLEMENTED BY THE ACQUIRING FUNDS ON OCTOBER 1, 2008; AND (III) VOLUNTARY 12B-1 AND SHAREHOLDER SERVICING WAIVERS/REIMBURSEMENTS IN PLACE AS OF MAY 31, 2009 FOR THE ACQUIRING FUNDS.

6) FEDERAL INCOME TAXES

EACH FUND HAS ELECTED TO BE TAXED AS A "REGULATED INVESTMENT COMPANY" UNDER THE INTERNAL REVENUE CODE. AFTER THE ACQUISITION, EACH ACQUIRING FUND INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY, BY COMPLYING WITH THE PROVISIONS AVAILABLE TO CERTAIN INVESTMENT COMPANIES, AS DEFINED IN APPLICABLE SECTIONS OF THE INTERNAL REVENUE CODE, AND TO MAKE DISTRIBUTIONS OF TAXABLE INCOME SUFFICIENT TO RELIEVE IT FROM ALL, OR SUBSTANTIALLY ALL, FEDERAL INCOME TAXES.

THE IDENTIFIED COST OF INVESTMENTS FOR THE FUNDS IS SUBSTANTIALLY THE SAME FOR BOTH FINANCIAL ACCOUNTING AND FEDERAL INCOME TAX PURPOSES. THE TAX COST OF INVESTMENTS WILL REMAIN UNCHANGED FOR THE COMBINED FUND.

7) COSTS OF THE REORGANIZATION

REORGANIZATION EXPENSES INCURRED WILL BE PAID BY PNC FINANCIAL SERVICES GROUP, INC. (EITHER DIRECTLY OR THROUGH ITS AFFILIATES). REORGANIZATION EXPENSES
INCLUDE: (A) EXPENSES ASSOCIATED WITH THE PREPARATION AND FILING OF THIS PROSPECTUS/PROXY STATEMENT; (B) POSTAGE; (C) PRINTING; (D) LEGAL FEES INCURRED BY EACH FUND RELATED TO THIS REORGANIZATION; (E) AND SOLICITATION COSTS.


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PART C - OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Section 10 of the Underwriting Agreement with Professional Funds Distributor, LLC incorporated by reference as Exhibit (7)(a) hereto, and Sections 12 and 6, respectively, of the Custodian Services and Transfer Agency and Service Agreements, incorporated by reference as Exhibits (9)(g) and (13)(e) hereto. In Section 10 of the Underwriting Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

In addition, Section 9.3 of Registrant's Declaration of Trust dated January 28, 1986, incorporated by reference as Exhibit (1)(a) hereto, provides as follows:

     9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he May be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have provided a secured written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.


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

     The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

Section 12 of Registrant's Custodian Services Agreement provides as follows:

     12. INDEMNIFICATION.

     (a) The Fund, on behalf of each Portfolio, agrees to indemnify, defend and hold harmless PFPC Trust and its affiliates, including their respective officers, directors, agents and employees, from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, attorneys' fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which PFPC Trust takes in connection with the provision of services to the Fund under this Agreement. Neither PFPC Trust, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by PFPC Trust's or its affiliates' own willful misfeasance, bad faith, negligence or reckless disregard in the performance of PFPC Trust's duties or responsibilities under this Agreement. Subject to paragraph (b) below, the provisions of this Section 12 shall survive termination of this Agreement.

     (b) A claim by PFPC Trust for indemnification under this Agreement must be made prior to the earlier of (i) one year after PFPC Trust becomes aware of the event for which indemnification is claimed; or (ii) one year after the earlier of termination of this Agreement or the expiration of the term of this Agreement.

     (c) Except for remedies that cannot be waived as a matter of law (and injunctive or professional relief), the provisions of this Section 12 shall be PFPC Trust's sole and exclusive remedy for claims or other actions or proceedings to which the Fund's indemnification obligations pursuant to this Section 12 apply.

Section 12 of Registrant's Transfer Agency Agreement provides as follows:

12. INDEMNIFICATION

     Each Fund, on behalf of the Portfolios, agrees to indemnify, defend and hold harmless PNC Global Investment Servicing (U.S.) Inc. ("PNC Global Investment Servicing")(formerly PFPC Inc.) and its affiliates, including their respective officers, directors, agents and employees, from all taxes, charges, expenses, assessments, claims and liabilities (including, reasonable attorneys' fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which PNC Global Investment Servicing takes in connection with the provision of services to a Fund. Neither PNC Global Investment Servicing, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by PNC Global Investment Servicing's or its affiliates' own willful misfeasance, bad faith, negligence or reckless disregard in the performance of PNC Global Investment Servicing's activities under this Agreement, provided that in the absence of a finding to the contrary


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

     the acceptance, processing and/or negotiation of a fraudulent payment for the purchase of Shares shall be presumed not to have been the result of PNC Global Investment Servicing's or its affiliates own willful misfeasance, bad faith, negligence or reckless disregard of such duties and obligations under this Agreement. Any amounts payable by a Fund hereunder shall be satisfied only against the relevant Portfolio's assets and not against the assets of any other investment portfolio of the Fund.

ITEM 16. EXHIBITS.

(1) (a) Declaration of Trust dated January 28, 1986 is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on October 6, 1999 ("PEA No. 48").

(b) Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit (a)(1) to PEA No. 48.

(c) Amendment No. 2 to Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) to PEA No. 48.

(d) Amendment No. 3 to the Declaration of Trust is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A filed on July 29, 2005 ("PEA No. 75").

(e) Certificate of Classification of Shares reflecting the creation of Class A, Class B, Class C, Class D, Class E and Class F Shares of beneficial interest as filed with the Office of the Secretary of State of Massachusetts on September 30, 1985 is incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on September 10, 1999 ("PEA No. 47").

(f) Certificate of Classification of Shares reflecting the creation of the Tax Exempt Portfolio (Trust) as filed with the Office of Secretary of State of Massachusetts on October 16, 1989 is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996 ("PEA No. 26").

(g) Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of Secretary of State of Massachusetts on December 11, 1989 is incorporated herein by reference to Exhibit 1(d) to PEA No. 26.

(h) Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of the Secretary of State of Massachusetts on September 12, 1990 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

(i) Certificate of Classification of Shares reflecting the creation of Class L and Class L-Special Series 1 shares, Class M and Class M-Special Series 1 shares, Class N and Class N-Special Series 1 shares, Class O and Class O-Special Series 1 shares, and Class P and Class P-


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

Special Series 1 shares representing interests in the National Tax Exempt Bond Fund, Equity Income Fund, Small Cap Value Fund (formerly known as the Mid Cap Regional Fund), Limited Maturity Bond (formerly known as the Enhanced Income
Fund) and Total Return Advantage Fund, respectively, as filed with the Office of Secretary of State of Massachusetts on June 30, 1994 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

(j) Certificate of Classification of Shares reflecting the creation of Class Q and Class Q-Special Series 1 shares, Class R and Class R-Special Series 1 shares, Class S and Class S-Special Series 1 shares, and Class T and Class T-Special Series 1 shares representing interests in the Pennsylvania Tax Exempt Money Market Fund, Bond Fund (formerly known as the Intermediate Government
Fund), GNMA Fund and Pennsylvania Municipal Bond Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on September 10, 1996 is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant's Registration Statement filed on April 11, 1997 ("PEA No. 33").

(k) Certificate of Classification of Shares reflecting the creation of Class U and Class U-Special Series 1 shares, Class V and Class V-Special Series 1 shares and Class W and Class W-Special Series 1 shares representing interests in the International Equity, Equity Index and Core Equity Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 35 to Registrant's Registration Statement filed on July 22, 1997 ("PEA No. 35").

(l) Certificate of Classification of Shares reflecting the creation of Class X and Class X-Special Series 1 shares and Class Y and Class Y-Special Series 1 shares representing interests in the Small Cap Growth Fund and Real Return Advantage Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(i) to PEA No. 35.

(m) Certificate of Classification of Shares reflecting the creation of Special Series 2 Shares representing interests in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Equity Income, Small Cap Value (formerly known as the Mid Cap Regional), Limited Maturity Bond (formerly known as the Enhanced Income), Total Return Advantage, Intermediate Bond (formerly known as the Fixed Income), Ohio Tax Exempt Bond, National Tax Exempt Bond, Pennsylvania Tax Exempt Money Market, Bond (formerly known as the "Intermediate Government Fund), GNMA, Pennsylvania Municipal Bond, International Equity, Equity Index, Core Equity, Small Cap Growth and Real Return Advantage Funds, as filed with the Office of the Secretary of State of Massachusetts on December 29, 1997 and with the City of Boston, Office of the City Clerk on December 26, 1997, is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 44 to Registrant's Registration Statement filed on September 18, 1998 ("PEA No 44").

(n) Certificate of Classification of Shares reflecting the creation of Class Z, Class Z - Special Series 1 and Class Z - Special Series 2, Class AA, Class AA - Special Series 1 and Class AA - Special Series 2 Shares representing interests in the Tax Managed Equity and Balanced Allocation Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts and with the City of Boston, Office of the City Clerk on July 13, 1998 is incorporated herein by reference to Exhibit 1(k) to PEA No. 44.

(o) Certificate of Classification of Shares reflecting the creation of Class BB and Class BB - Special Series 1 shares in the Ohio Municipal Money Market Fund, as filed with the Office of the


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

Secretary of State and with the City of Boston, Office of the City Clerk on September 15, 1998, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 43 to Registrant's Registration Statement filed on September 15, 1998 ("PEA No. 43").

(p) Certificate of Classification of Shares reflecting the creation of Special Series 3 Shares representing interests in the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Ohio Tax Exempt, Pennsylvania Municipal, National Tax Exempt, Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Money Market Funds is incorporated herein by reference to Exhibit (a)(14) to Post-Effective Amendment No. 53 to Registrant's Registration Statement filed on September 29, 2000 ("PEA No. 53").

(q) Certificate of Classification of Shares representing interests in the Treasury Plus Money Market, U.S. Government Income, Mid Cap Growth and Michigan Municipal Bond Funds is incorporated herein by reference to Exhibit (a)(15) to PEA No. 53.

(r) Certificate of Classification of Shares reflecting the creation of Class MM, Class MM-Special Series 1, Class MM-Special Series 2 and Class MM-Special Series 3 Shares representing interests in the Strategic Income Bond Fund is incorporated herein by reference to Exhibit (a)(16) to PEA No. 53.

(s) Certificate of Classification of Shares reflecting the creation of Class NN, Class NN-Special Series 1, Class NN-Special Series 2, Class NN-Special Series 3, Class OO, Class OO-Special Series 1, Class OO-Special Series 2 and Class OO-Special Series 3 shares representing interests in the Aggressive Allocation and Conservative Allocation Funds is incorporated herein by reference to Exhibit
(a)(17) to Post-Effective Amendment No. 54 to Registrant's Registration Statement filed on December 15, 2000 ("PEA No. 54").

(t) Certificate of Classification of Shares reflecting the creation of Class PP, Class PP - Special Series 1, Class PP - Special Series 2 and Class PP - Special Series 3 shares representing interests in the Micro Cap Value Fund is incorporated herein by reference to Exhibit (a)(18) to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed on December 21, 2001.

(u) Certificate of Classification of Shares reflecting the creation of Special Series 4 Shares representing interests in the Core Equity, Equity Growth, Equity Index, International Equity, Large Cap Ultra, Large Cap Value, Micro Cap Value, Mid Cap Growth, Small Cap Growth, Small Cap Value, Tax Managed Equity, Aggressive Allocation, Balanced Allocation, Conservative Allocation, Bond, GNMA, Intermediate Bond, Limited Maturity Bond, Total Return Advantage, U.S. Government Income, Michigan Municipal Bond, National Tax Exempt Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Treasury Money Market, Treasury Plus Money Market and Strategic Income Bond Funds is incorporated herein by reference to Exhibit (a)(19) to Post Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A filed on January 29, 2002.

(v) Certificate of Classification of Shares reflecting the creation of Class QQ, Class QQ-Special Series 1, Class QQ-Special Series 2, Class QQ-Special Series 3, Class QQ-Special Series 4 and Class RR shares representing interests in the Armada High Yield Bond Fund and Armada


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

Low Fee Money Market Fund is incorporated herein by reference to Exhibit (a)(20) to Post-Effective Amendment No. 63 to Registrant's Registration Statement filed on June 21, 2002 ("PEA No. 63").

(w) Certificate of Classification of Shares reflecting the creation of Class SS, Class SS-Special Series 1, Class SS-Special Series 2, Class SS-Special Series 3 and Class SS-Special Series 4 shares representing interests in the Armada Short Duration Bond Fund is incorporated herein by reference to Exhibit (a)(21) to PEA No. 63.

(x) Certificate of Classification of Shares reflecting the creation of Class TT-UA Series 1, Class TT-UA Series 2, Class UU-UA Series 1, Class UU-UA Series 2, Class VV-UA Series 1, Class VV-UA Series 2, Class WW-UA Series 1, Class WW-UA Series 2, Class XX-UA Series 1, Class XX-UA Series 2, Class YY-UA Series 1, Class YY-UA Series 2, Class ZZ-UA Series 1, Class ZZ-UA Series 2, Class AAA-UA Series 1, Class AAA-UA Series 2, Class BBB-UA Series 1, Class BBB-UA Series 2, Class CCC-UA Series 1, Class CCC-UA Series 2, Class DDD-UA Series 1 and Class DDD-UA Series 2 shares representing interests in the UA Series of Funds of Armada is incorporated herein by reference to Exhibit (a)(22) to PEA No. 63.

(y) Certificate of Classification of Shares reflecting the creation of various classes of Special Series 5 Shares designated as R Shares representing interests in the Core Equity, Equity Growth, Equity Index, International Equity, Large Cap Value, Small Cap Growth, Small/Mid Cap Value, Limited Maturity Bond, Total Return Advantage, U.S. Government Income and Money Market Funds is incorporated herein by reference to Exhibit (a)(23) to Registrant's Registration Statement filed on May 5, 2003 ("PEA No. 68").

(z) Certificate of Classification of Shares reflecting the creation of various classes of Special Series 5 Shares designated as R Shares representing interests in the Large Cap Ultra, Mid Cap Growth, Small Cap Value, Tax Managed Equity, Aggressive Allocation, Balanced Allocation, Conservative Allocation, Bond, High Yield Bond, Intermediate Bond, Short Duration Bond and Strategic Income Bond Funds and the creation of Class EEE , Class EEE - Special Series 1, Class EEE - Special Series 2, Class EEE - Special Series 3, Class EEE - Special Series 4 and Class EEE - Special Series 5 representing interests in the Armada Small Cap Core Fund is incorporated herein by reference to Exhibit (a)(24) to Post-Effective Amendment No. 70 to Registrant's Registration Statement filed on September 29, 2003 ("PEA No. 70").

(aa) Certificate of Classification of Shares reflecting the creation of Class FFF, Class FFF - Special Series 1, Class FFF - Special Series 3, Class FFF - Special Series 5, Class GGG, Class GGG - Special Series 1, Class GGG - Special Series 3, Class GGG - Special Series 5, Class HHH, Class HHH - Special Series 1, Class HHH - Special Series 3 and Class HHH - Special Series 5 representing interests in the Armada Multi-Factor Small Cap Value Fund, Multi-Factor Small Cap Core Fund and Multi-Factor Small Cap Growth Fund, respectively, is incorporated herein by reference to Exhibit (a)(26) to Post-Effective Amendment No. 74 to Registrant's Registration Statement filed on July 25, 2005 ("PEA No. 74").

(bb) Certificate of Classification of Shares reflecting the creation of Class III, Class III - Special Series 1, Class III - Special Series 3, Class JJJ, Class JJJ - Special Series 1, Class JJJ - Special Series 3, Class KKK, Class KKK
- Special Series 1, and Class KKK - Special Series 3 representing interests in the Allegiant Diversified Real Estate Fund, Allegiant Maryland Tax Exempt Bond Fund and Allegiant Tax Exempt Limited Maturity Bond Fund, respectively, is


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

incorporated herein by reference to Exhibit (a)(28) to Post-Effective Amendment No. 86 to Registrant's Registration Statement filed on September 28, 2009 ("PEA No. 86").

(cc) Certificate of Classification of Shares reflecting the creation of various classes of Special Series 6 Shares designated as T Shares representing interests in the Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund is incorporated herein by reference as Exhibit (a)(29) to PEA No. 86.

(2) Amended and Restated Code of Regulations is incorporated herein by reference as Exhibit (b) to PEA No. 86.

(3) None.

(4) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Combined Prospectus/Proxy Statement.

(5) Article V, Section 5.1, and Article V, Section 5.4, of Registrant's Declaration of Trust is incorporated herein by reference as Exhibit (a) to PEA No. 48.

(6) (a) Advisory Agreement for the Money Market, Treasury Money Market, Government Money Market, Tax Exempt Money Market, Pennsylvania Tax Exempt Money Market, National Tax Exempt Bond, Intermediate Bond, GNMA, Bond, Equity Growth, Equity Income, Small Cap Value, Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds between Registrant and National City Bank, dated November 19, 1997 is incorporated herein by reference to Exhibit 5(a) to PEA No. 44.

(b) First Amendment dated March 1, 2001 to the Advisory Agreement for the Money Market, Treasury Money Market, Government, Tax Exempt, Pennsylvania Tax Exempt, National Tax Exempt, Fixed Income, GNMA, Intermediate Government, Equity Growth, Equity Income, MidCap Regional, Ohio Tax Exempt and Pennsylvania Municipal Funds between Registrant and National City Bank dated November 19, 1997 is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on July 18, 2001 ("PEA No. 57").

(c) Interim Advisory Agreement for the Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(b) to PEA No. 44.

(d) Interim Advisory Agreement for the Core Equity Fund between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(c) to PEA No. 44.

(e) New Advisory Agreement for the Core Equity, Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit 5(d) to PEA No. 44.

(f) First Amendment dated June 9, 2000 to the Advisory Agreement for the Core Equity, Enhanced Income and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit (d)(6) to PEA No. 57.

(g) Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and National City Bank dated April 9, 1998 is incorporated herein by reference to Exhibit 5(m) Post-Effective Amendment No. 43 filed on July l, 1998 ("PEA No. 42").

(h) Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998, is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 46 to Registrant's Registration Statement filed on July 15, 1999 ("PEA No. 46").

(i) Advisory Agreement for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds between Registrant and National City Investment Management Company dated June 9, 2000 is incorporated herein by reference to Exhibit (d)(8) to PEA No. 53.

(j) Advisory Agreement for the Aggressive Allocation and Conservative Allocation Funds dated March 5, 2000 between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(11) to PEA No. 57.

(k) Advisory Agreement dated June 28, 2002 for the Small/Mid Cap Value Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 64 to Registrant's Registration Statement filed on July 30, 2002 ("PEA No. 64").

(l) Advisory Agreement for the Allegiant High Yield Bond Fund dated April 29, 2008 between Registrant and Allegiant Asset Management Company is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 81 to Registrant's Registration Statement filed on September 29, 2008 ("PEA No. 81").

(m) Advisory Agreement for the Armada Short Duration Bond Fund, dated December 3, 2002 between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(14) to PEA No. 68.

(n) Advisory Agreement between the Registrant and National City Investment Management Company with respect to the Armada Small Cap Core Fund dated April 2, 2004 is incorporated herein by reference to Exhibit (d)(16) to Post-Effective Amendment No. 76 to Registrant's Registration Statement filed on September 28, 2005 ("PEA No. 76").

(o) Sub-Advisory Agreement dated April 1, 2004 for the Armada Small Cap Core Fund between National City Investment Management Company and Allegiant Investment Counselors on behalf of the Armada Small Cap Core Fund is incorporated by reference to Exhibit (6)(q) of Form N-14 filed on July 6, 2004.

(p) Advisory Agreement between the Registrant and Allegiant Asset Management Company with respect to the Allegiant Multi-Factor Small Cap Core Fund, Allegiant Multi-Factor Small Cap Growth Fund and Allegiant Multi-Factor Small Cap Value Fund is incorporated by reference to Exhibit (d)(18) to PEA No. 76.

(q) Sub-Advisory Agreement dated September 1, 2005 between Allegiant Asset Management Company and Polaris Capital Management, Inc. with respect to the Allegiant International Equity Fund is incorporated by reference to Exhibit
(d)(19) to PEA No. 76.

(r) First Amendment dated September 28, 2005 to the Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and Allegiant Asset Management Company dated April 9, 1998 is incorporated by reference to Exhibit (d)(20) to PEA No. 76.

(s) First Amendment dated September 28, 2005 to the Advisory Agreement for the Small Cap Core Fund between Registrant and Allegiant Asset Management Company dated April 2, 2004 is incorporated by reference to Exhibit (d)(21) to PEA No. 76.

(t) Second Amendment dated May 16, 2006 to the Advisory Agreement for the Money Market, Treasury, Government, Tax Exempt, Pennsylvania Tax Exempt, National Tax Exempt, Fixed Income, GNMA, Intermediate Government, Equity Growth, Large Cap Value, Mid Cap Regional, Ohio Tax Exempt and Pennsylvania Municipal Funds dated November 19, 1997 is incorporated by reference to Exhibit (d)(22) to Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on July 28, 2006 ("PEA No. 77").

(u) Second Amendment dated May 16, 2006 to the Advisory Agreement for the Core Equity, Limited Maturity Bond and Total Return Advantage Funds dated March 6, 1998 is incorporated by reference to Exhibit (d)(23) to PEA No. 77.

(v) Second Amendment dated May 16, 2006 to the Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds dated April 9, 1998 is incorporated by reference to Exhibit
(d)(24) to PEA No. 77.

(w) First Amendment dated May 16, 2006 to the Advisory Agreement for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds dated June 9, 2000 is incorporated by reference to Exhibit (d)(25) to PEA No. 77.

(x) First Amendment dated May 16, 2006 to the Advisory Agreement for the Small/Mid Cap Value Fund dated June 28, 2002 is incorporated by reference to Exhibit (d)(26) to PEA No. 77.

(y) Third Amendment dated October 1, 2008 to the Advisory Agreement for the Money Market, Treasury Money Market, Government Money Market, Tax Exempt Money Market, Pennsylvania Tax Exempt Money Market, Intermediate Tax Exempt Bond, Intermediate Bond, Bond, Large Cap Growth, Large Cap Value, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds dated November 19, 1997 is incorporated by reference to Exhibit (d)(25) to PEA No. 81.

(z) Third Amendment dated October 1, 2008 to the Advisory Agreement for the Large Cap Core Equity, Limited Maturity Bond and Total Return Advantage Funds dated March 6, 1998 is incorporated by reference to Exhibit (d)(26) to PEA No. 81.

(aa) Third Amendment dated October 1, 2008 to the Advisory Agreement for the International Equity, Multi-Factor Small Cap Value, Small Cap Growth, S&P 500 Index, Balanced Allocation and Ohio Municipal Money Market Funds dated April 9, 1998 is incorporated by reference to Exhibit (d)(27) to PEA No. 81.

(bb) Second Amendment dated October 1, 2008 to the Advisory Agreement for the Mid Cap Growth, Government Mortgage and Michigan Intermediate Municipal Bond Funds dated June 9, 2000 is incorporated by reference to Exhibit (d)(28) to PEA No. 81.

(cc) Second Amendment dated October 1, 2008 to the Advisory Agreement for the Mid Cap Value Fund dated June 28, 2002 is incorporated by reference to Exhibit
(d)(29) to PEA No. 81.

(dd) First Amendment dated October 1, 2008 to the Advisory Agreement for the Short Duration Bond Fund dated December 3, 2002 is incorporated by reference to Exhibit (d)(30) to PEA No. 81.

(ee) Advisory Agreement between Allegiant Asset Management Company and the Registrant, on behalf of the Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Mid Cap Growth Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Focused Value Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund, Small Cap Core Fund, Small Cap Growth Fund, Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund, Ultra Short Bond Fund, Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund, Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund dated May 1, 2009 is incorporated herein by reference to Exhibit (d)(31) to Post-Effective Amendment No. 83 to Registrant's Registration Statement filed on July 30, 2009 ("PEA No. 83").

(ff) Sub-Advisory Agreement dated May 1, 2009 between Allegiant Asset Management Company and Polaris Capital Management, LLC with respect to the Allegiant International Equity Fund is incorporated herein by reference to Exhibit (d)(32) to PEA No. 86.

(gg) Form of Interim Advisory Agreement between PNC Capital Advisors, LLC and the Registrant, on behalf of the Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund, Small Cap Core Fund, Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund, Ultra Short Bond Fund, Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund, Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund dated September 30, 2009 is incorporated herein by reference to Exhibit (d)(33) to PEA No. 86.

(hh) Form of Advisory Agreement between PNC Capital Advisors, LLC and the Registrant, on behalf of the Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund,

Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund, Small Cap Core Fund, Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund, Ultra Short Bond Fund, Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund, Maryland Tax Exempt Bond Fund, Tax Exempt Limited Maturity Bond Fund, Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund is incorporated herein by reference to Exhibit (d)(34) to PEA No. 86.

(ii) Form of Sub-Advisory Agreement dated September 30, 2009 between PNC Capital Advisors, LLC and Polaris Capital Management, LLC with respect to the Allegiant International Equity Fund is incorporated herein by reference to Exhibit (d)(35) to PEA No. 86.

(jj) Form of Sub-Advisory Agreement dated September 30, 2009 between PNC Capital Advisors, LLC and GE Asset Management Incorporated with respect to the Allegiant International Equity Fund is incorporated herein by reference to Exhibit (d)(36) to PEA No. 86.

(7) (a) Underwriting Agreement between Registrant and Professional Funds Distributor, LLC, dated May 1, 2003 is incorporated by reference to Exhibit
(e)(1) to PEA No. 70.

(b) Exhibit A dated March 31, 2004 to the Underwriting Agreement dated May 1, 2003 is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 71 to Registrant's Registration Statement filed on July 30, 2004 ("PEA No. 71").

(c) Amendment dated April 1, 2008 to the Underwriting Agreement dated May 1, 2003 is incorporated herein by reference to Exhibit (e)(3) to PEA No. 81.

(8) None.

(9) (a) Custodian Services Agreement between Registrant and National City Bank, dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(1) to PEA No. 48.

(b) Sub-Custodian Agreement between National City Bank and The Bank of California, National Association, dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(2) to PEA No. 48.

(c) Exhibit A dated December 4, 2002 to the Custodian Services Agreement dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(3) to PEA No. 68.

(d) Amended and Restated Foreign Custody Monitoring Agreement dated May 24, 2001 between Registrant and National City Bank is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 58 to Registrant's Registration Statement filed on September 28, 2001 ("PEA No. 58").

(e) Form of Exhibit A dated March 31, 2004 to the Custodian Services Agreement dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(5) to PEA No. 71.

(f) Annex A to the Custodian Services Agreement dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(6) to PEA No. 76.

(g) Custodian Services Agreement between Registrant and PFPC Trust Company, which will be renamed PNC Trust Company effective June 7, 2010, dated February 21, 2006 is incorporated by reference to Exhibit (g)(7) to PEA No. 77.

(10) (a) Shareholder Services Plan adopted by the Board of Trustees on February 15, 1997, as revised on November 27, 2001 is incorporated herein by reference to Exhibit (h)(9) to PEA No. 61.

(b) Shareholder Services Plan for Class 2 Shares approved by the Board of Trustees on May 16, 2002 is incorporated herein by reference to Exhibit (h)(11) to PEA No. 63.

(c) Form of Servicing Agreement is incorporated herein by reference to Exhibit
(h)(10) to PEA No. 61.

(d) Form of Servicing Agreement for Class 2 Shares is incorporated herein by reference to Exhibit (h)(13) to PEA No. 63.

(e) Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998 is incorporated herein by reference to Exhibit h(8) to PEA No. 46.

(f) Amendment to the Administrative Services Agreement with Registrant and Boston Financial Data Services, Inc. dated January 1, 2004 is incorporated by reference to Exhibit (13)(o) of Form N-14 filed on July 6, 2004.

(g) Service and Distribution Plan for the A (formerly, Retail) and I (formerly, Institutional) Share Classes is incorporated herein by reference to Exhibit 15(a) to PEA No. 38.

(h) B Shares Distribution Plan is incorporated herein by reference to Exhibit
(m)(2) to PEA No. 58.

(i) C Shares Distribution Plan is incorporated herein by reference to Exhibit
(m)(3) to PEA No. 58.

(j) H Shares Distribution Plan is incorporated herein by reference to Exhibit
(m)(4) to PEA No. 59.

(k) Class 1 Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(5) to Post-Effective Amendment No. 66 to Registrant's Registration Statement filed on September 30, 2002 ("PEA No. 66").

(l) Class 2 Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(6) to PEA No. 66.

(m) R Shares Distribution Plan is incorporated herein by reference to Exhibit
(n)(7) to PEA No 68.

(n) Amended and Restated Service and Distribution Plan for the A Share Class is incorporated herein by reference to Exhibit (m)(8) to PEA No 86.

(o) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System is incorporated herein by reference to Exhibit (n)(1) to PEA No 86.

(11) Opinion and Consent of K&L Gates LLP is filed herewith.

(12) Form of Opinions of Drinker Biddle & Reath LLP with respect to certain tax consequences is incorporated by reference to Exhibit 2 to the Trust's N-14 filed with the Commission on September 1, 2009.

(13) (a) Co-Administration Agreement among Registrant, PFPC Inc. and National City Bank, dated June 1, 2003 is incorporated herein by reference to Exhibit
(h)(1) to PEA No. 70.

(b) Exhibit A dated March 31, 2004 to Co-Administration Agreement dated June 1, 2003 is incorporated herein by reference to Exhibit (h)(2) to PEA No. 71.

(c) Restated Co-Administration and Accounting Services Agreement among Registrant, PFPC Inc. and National City Bank, dated August 31, 2004 is incorporated herein by reference to Exhibit (h)(3) to PEA No. 73.

(d) Amendment to the Restated Co-Administration and Accounting Services Agreement among Registrant, PFPC Inc. and National City Bank, dated September 1, 2006 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 78 to Registrant's Registration Statement filed on September 28, 2006 ("PEA No. 78").

(e) Co-Administration and Accounting Services Agreement among Registrant, Allegiant Advantage Fund, Allegiant Asset Management Company and PNC Global Investment Servicing (U.S.) Inc. dated January 1, 2009, is incorporated herein by reference to Exhibit (h)(5) to PEA No. 83.

(f) Transfer Agency and Service Agreement between Registrant and PFPC Inc., dated June 10, 2006, is incorporated by reference to Exhibit (h)(4) to PEA No. 77.

(g) Amendment to the Transfer Agency and Service Agreement dated July 5, 2006 is incorporated by reference to Exhibit (h)(6) to PEA No. 79.

(h) Amendment to Transfer Agency Services Agreement dated March 1, 2009, is incorporated herein by reference to Exhibit (h)(8) to PEA No. 83.

(i) Amendment to Transfer Agency Services Agreement dated April 30, 2009 is incorporated herein by reference to Exhibit (h)(9) to PEA No. 83.

(j) Red Flags Amendment to Transfer Agency Services Agreement dated May 1, 2009 is incorporated herein by reference to Exhibit (h)(10) to PEA No. 83.

(14) (a) Consent of Deloitte & Touche LLP for Allegiant Funds and PNC Funds, Inc. is filed herewith.

(b) Consent of Ernst & Young LLP for Allegiant Funds is filed herewith.

(c) Consent of Drinker Biddle & Reath LLP is filed herewith.

(15) None.

(16) Powers of Attorney are filed herewith.

(17) (a) Forms of Proxy are filed herewith.

(b) Prospectus dated October 1, 2009 for A and C shares of the Allegiant Equity, Money Market, Fixed Income and Tax Exempt Bond Funds (Accession No.:
0000950123-09-046575) is incorporated herein by reference.

(c) Prospectus dated October 1, 2009 for I shares of the Allegiant Equity, Fixed Income and Tax Exempt Bond Funds and for I and T shares of the Money Market (Accession No.: 0000950123-09-046575) is incorporated herein by reference.

(d) Statement of Additional Information dated October 1, 2009 for the Allegiant Equity Funds, Fixed Income Funds, Tax Exempt Bond Funds and Money Market Funds (Accession No.: 0000950123-09-046575) is incorporated herein by reference.

(e) Annual Report for the Allegiant Equity Funds, Fixed Income Funds, Tax Exempt Bond Funds and Money Market Funds dated May 31, 2009 (Accession No.:
0001193125-09-167088) is incorporated herein by reference.

(f) PNC Funds Prospectus dated September 30, 2009, as supplemented, for A and C shares of the Equity and Fixed Income Funds (Accession No.:
0001193125-09-199075) is incorporated herein by reference.

(g) PNC Funds Prospectus dated September 30, 2009, as supplemented, for Institutional shares of the Equity and Fixed Income Funds (Accession No.:
0001193125-09-199075) is incorporated herein by reference.

(h) PNC Funds Prospectus dated September 30, 2009, as supplemented, for A and C shares of the Money Market Funds (Accession No.: 0001193125-09-199075) is incorporated herein by reference.

(i) PNC Funds Prospectus dated September 30, 2009, as supplemented, for Institutional shares of the Money Market Funds (Accession No.:
0001193125-09-199075) is incorporated herein by reference.

(j) PNC Funds Statement of Additional Information dated September 30, 2009 for the Equity, Fixed Income and Money Market Funds (Accession No.:
0001193125-09-199075) is incorporated herein by reference.

(k) PNC Funds Annual Report dated May 31, 2009 (Accession
No.: 0000950123-09-031342) is incorporated herein by reference.

(l) Prospectus dated October 1, 2009 for A and C shares of the Allegiant Maryland Tax Exempt Bond Fund and the Allegiant Tax Exempt Limited Maturity Bond Fund (Accession No.: 0000950123-09-046575) is incorporated herein by reference.

(m) Prospectus dated October 1, 2009 for I shares of the Allegiant Maryland Tax Exempt Bond Fund and the Allegiant Tax Exempt Limited Maturity Bond Fund (Accession No.: 0000950123-09-046575) is incorporated herein by reference.

(n) Statement of Additional Information dated October 1, 2009 for the Allegiant Maryland Tax Exempt Bond Fund and the Allegiant Tax Exempt Limited Maturity Bond Fund (Accession No.: 0000950123-09-046575) is incorporated herein by reference.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "Securities Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by post-effective amendment the executed opinion of counsel regarding the tax consequences of the proposed reorganization by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Cleveland and State of Ohio, on the 14th day of October, 2009.

ALLEGIANT FUNDS
Registrant


/s/ John F. Durkott
-------------------------------------
John F. Durkott
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

              SIGNATURE                      TITLE                 DATE
-------------------------------------   ---------------   ---------------------
/s/ John Kernan                            Treasurer      October 14, 2009
-------------------------------------
John Kernan

*Dorothy A. Berry                           Trustee       October 14, 2009
-------------------------------------
Dorothy A. Berry

*Kelley J. Brennan                          Trustee       October 14, 2009
-------------------------------------
Kelley J. Brennan

*John F. Durkott                            Trustee       October 14, 2009
-------------------------------------
John F. Durkott

*Richard W. Furst                           Trustee       October 14, 2009
-------------------------------------
Richard W. Furst

*Gerald L. Gherlein                         Trustee       October 14, 2009
-------------------------------------
Gerald L. Gherlein

*Dale C. LaPorte                            Trustee       October 14, 2009
-------------------------------------
Dale C. LaPorte

              SIGNATURE                      TITLE                 DATE
-------------------------------------   ---------------   ---------------------
                                          Trustee and
                                          Chairman of
*Robert D. Neary                           the Board      October 14, 2009
-------------------------------------
Robert D. Neary

*Kathleen Cupper Obert                      Trustee       October 14, 2009
-------------------------------------
Kathleen Cupper Obert

/s/ John F. Durkott                      President and    October 14, 2009
-------------------------------------   Chief Executive
John F. Durkott                             Officer


*By /s/ Kathleen T. Barr
    ---------------------------------
    Kathleen T. Barr
    Attorney-in-Fact

ALLEGIANT FUNDS

CERTIFICATE OF SECRETARY

The following resolution was duly adopted by the Board of Trustees of Allegiant Funds on August 26, 2009 and remains in effect on the date hereof:

FURTHER RESOLVED, that the trustees and officers of Allegiant who may be required to execute such Registration Statement on Form N-14 (and any amendments thereto), and each of them, hereby appoint Kathleen T. Barr and Audrey C. Talley, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as a trustee or officer, or both, of Allegiant, the Registration Statement on Form N-14, any amendments thereto, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have power to act thereunder with or without the other of said attorneys and shall have full power and authority to do and perform in the name and on behalf of each of said trustees or officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

ALLEGIANT FUNDS


By: /s/ Audrey C. Talley
    ---------------------------------
    Audrey C. Talley
    Secretary

Dated:  October 14, 2009

EXHIBIT INDEX

EXHIBIT NO.   DESCRIPTION
11            Opinion and Consent of K&L Gates LLP
14(a)         Consent of Deloitte & Touche LLP with respect to Allegiant Funds and PNC Funds, Inc.
14(b)         Consent of Ernst & Young LLP with respect to the Allegiant Funds
14(c)         Consent of Drinker Biddle & Reath
16            Power of Attorneys
17(a)         Form of Proxy Card